As filed with the Securities and Exchange Commission on July 3, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:      October 31

Date of reporting period:    November 1, 2022 – April 30, 2023

Item 1:	Report(s) to Shareholders.

(a)  The Semi-Annual Report is attached.

(b)  Not applicable.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2023

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on November 1, 2022, with U.S equity markets rebounding off October’s market lows which had been driven by elevated inflation, continuing U.S. Federal Reserve (“Fed”) interest rate hikes and the prospect that both of these negative factors might also result in a recession for the U.S. economy in the year ahead.

At its December 2022 meeting, the Fed slowed its pace of Fed fund rate increases with a 0.50% increase following four previous meetings with 0.75% hikes as inflation had begun to establish a slower trajectory after a peak increase of 9.1% in the Consumer Price Index. The declining pace of inflation and slower pace of Fed rate hikes combined with unexpectedly strong employment and consumer spending activity during January 2023, casting doubt on the premise that a recession was inevitable. In response, stocks moved higher to begin the new year. International equities also rallied aggressively as the dollar weakened and Europe’s economy proved more resilient than most had expected.

However, in March, markets were surprised by two prominent bank failures within days of one another. Silicon Valley Bank and Signature Bank were placed under government receivership as a result of mass depositor withdrawals and balance sheet shortfalls to cover them caused in part by price declines of longer-term bond portfolios suffering from recent rate increases. Immediately following these bank closures, the federal government swiftly responded with Federal Deposit Insurance Corporation guarantees for all depositors, and the Fed established the Bank Term Funding Program allowing banks to pledge their Treasury bonds at maturity value as loan collateral. These actions helped to calm markets and mitigate both depositor and investor angst, though stock price volatility in the regional banking sector continued.

During the month of April, markets began to focus on when the Fed might conclude its tightening cycle as rate hikes had slowed to 0.25% at the two previous meetings, inflation trends continued to display lower rates, and a consensus emerged that recent bank failures could lead to a stricter credit environment and add to ongoing recession risk. Nonetheless, first quarter gross domestic product growth remained positive, and monthly employment reports through the end of the month continued to display solid job gains. While the S&P 500® Index traded mostly between 3,800—4,200, during the period, it closed toward the upper end of this range.

In the fixed income markets, the Treasury bond yield curve continued to remain inverted throughout the period with short term rates higher than long term rates, a condition widely believed and supported by history as a precursor to upcoming recession. On the whole, fixed income investors were able to lock in higher yields for the period as compared to years past, and with modestly narrowing credit spreads (as measured by the broader bond market Bloomberg U.S. Aggregate Bond Index) posted positive total returns.

For the six-month period ended April 30, 2023, the S&P 500® Index returned 8.63%, while the MSCI EAFE Index, representing international developed market equities, returned 24.19%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.91%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2022, and held for the entire six-month period until April 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,074.90	$2.52	$1,022.40	$2.46	0.49%
Class C	1,000.00	1,070.20	6.62	1,018.40	6.46	1.29
Class I	1,000.00	1,076.70	0.88	1,024.00	0.85	0.17
Class R	1,000.00	1,074.40	3.91	1,021.00	3.81	0.76
Class R3	1,000.00	1,075.60	1.85	1,023.00	1.81	0.36

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,105.00	2.66	1,022.30	2.56	0.51
Class C	1,000.00	1,100.50	6.98	1,017.90	6.63	1.34
Class I	1,000.00	1,106.20	0.84	1,024.00	0.80	0.16
Class R	1,000.00	1,103.90	4.02	1,021.00	3.86	0.77
Class R3	1,000.00	1,104.90	1.83	1,023.10	1.76	0.35

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	1,088.60	2.49	1,022.40	2.41	0.48
Class C	1,000.00	1,084.30	6.72	1,018.10	6.43	1.30
Class I	1,000.00	1,090.40	0.78	1,024.10	0.75	0.15
Class R	1,000.00	1,087.10	3.83	1,021.10	3.71	0.74
Class R3	1,000.00	1,089.40	1.81	1,023.10	1.76	0.35

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation - Moderate Portfolio
Class A	$1,000.00	$1,080.40	$2.48	$1,022.40	$2.41	0.48%
Class C	1,000.00	1,076.40	6.64	1,018.40	6.46	1.29
Class I	1,000.00	1,082.90	0.77	1,024.10	0.75	0.15
Class R	1,000.00	1,079.50	3.71	1,021.20	3.61	0.72
Class R3	1,000.00	1,081.00	1.81	1,023.10	1.76	0.35

Transamerica Asset Allocation Intermediate Horizon
Class R	1,000.00	1,061.40	3.07	1,021.80	3.01	0.60
Class R4	1,000.00	1,062.90	1.79	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	1,073.90	3.09	1,021.80	3.01	0.60
Class R4	1,000.00	1,075.20	1.80	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	1,051.80	3.05	1,021.80	3.01	0.60
Class R4	1,000.00	1,053.10	1.78	1,023.10	1.76	0.35

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition

At April 30, 2023

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.3%
U.S. Equity Funds	21.9
International Equity Funds	11.3
International Fixed Income Funds	6.7
Repurchase Agreement	1.5
U.S. Mixed Allocation Fund	1.1
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	0.2
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	63.6%
International Equity Funds	31.8
Repurchase Agreement	3.2
U.S. Mixed Allocation Fund	1.4
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	46.5%
International Equity Funds	21.9
U.S. Fixed Income Funds	20.9
International Fixed Income Funds	5.6
Repurchase Agreement	4.0
U.S. Mixed Allocation Fund	1.0
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	40.9%
U.S. Equity Funds	32.6
International Equity Funds	15.3
International Fixed Income Funds	7.1
Repurchase Agreement	2.7
U.S. Mixed Allocation Fund	1.1
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.1%
U.S. Equity Funds	37.4
International Equity Fund	13.4
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	64.6%
International Equity Fund	25.7
U.S. Fixed Income Funds	9.6
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.6%
U.S. Equity Funds	8.0
International Equity Fund	2.3
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Funds - 0.7%
Alerian MLP ETF	13,715	$538,313
Vanguard Short-Term Treasury ETF	51,399	3,008,383

Total Exchange-Traded Funds (Cost $3,526,169)		3,546,696

INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	2,953

International Equity Funds - 11.3%
Transamerica Emerging Markets Opportunities (C)	1,038,991	7,865,159
Transamerica International Equity (C)	1,430,350	28,463,965
Transamerica International Focus (C)	539,895	4,389,343
Transamerica International Small Cap Value (C)	375,929	5,221,656
Transamerica International Stock (C)	1,060,407	11,134,274

		57,074,397

International Fixed Income Funds - 6.7%
Transamerica Emerging Markets Debt (C)	1,454,502	12,785,069
Transamerica Inflation Opportunities (C)	2,149,881	20,853,848

		33,638,917

U.S. Equity Funds - 21.2%
Transamerica Capital Growth (C)	27,192	157,984
Transamerica Large Cap Value (C)	2,826,501	35,472,586
Transamerica Mid Cap Growth (C)	465,909	3,494,318
Transamerica Mid Cap Value (C)	408,838	3,315,678
Transamerica Mid Cap Value Opportunities (C)	2,841	30,030
Transamerica Small Cap Growth (C)	427,905	2,691,520
Transamerica Small Cap Value (C)	423,179	2,208,994

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	1,647,493	$11,565,398
Transamerica US Growth (C)	2,103,934	48,116,978

		107,053,486

U.S. Fixed Income Funds - 57.3%
Transamerica Bond (C)	8,021,108	65,532,450
Transamerica Core Bond (C)	21,921,955	192,255,547
Transamerica High Yield Bond (C)	24,474	193,102
Transamerica Short-Term Bond (C)	3,199,615	30,812,293

		288,793,392

U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (C)	805,869	5,407,381

Total Investment Companies (Cost $482,272,363)		491,970,526

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 2.10% (F), dated 04/28/2023, to be repurchased at $7,723,905 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2024, and with a value of $7,877,099.	$7,722,554	7,722,554

Total Repurchase Agreement (Cost $7,722,554)		7,722,554

Total Investments (Cost $493,521,086)		503,239,776
Net Other Assets (Liabilities) - 0.2%		1,042,646

Net Assets - 100.0%		$504,282,422

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	268	06/21/2023	$30,069,689	$30,874,438	$804,749	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,546,696	$—	$—	$3,546,696
Investment Companies	491,967,573	—	—	491,967,573
Repurchase Agreement	—	7,722,554	—	7,722,554

Total	$495,514,269	$7,722,554	$—	$503,236,823

Investment Companies Measured at Net Asset Value (E)				2,953

Total Investments				$503,239,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Futures Contracts (H)	$804,749	$—	$—	$804,749

Total Other Financial Instruments	$804,749	$—	$—	$804,749

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$35,396,648	$30,969,464	$(3,000,000)	$(469,743)	$2,636,081	$65,532,450	8,021,108	$969,464	$—
Transamerica Capital Growth	165,326	—	—	—	(7,342)	157,984	27,192	—	—
Transamerica Core Bond	184,070,173	10,388,578	(11,000,000)	(221,842)	9,018,638	192,255,547	21,921,955	3,588,578	—
Transamerica Emerging Markets Debt	—	12,745,257	—	—	39,812	12,785,069	1,454,502	245,257	—
Transamerica Emerging Markets Opportunities	2,868,931	4,792,240	—	—	203,988	7,865,159	1,038,991	92,240	—
Transamerica Energy Infrastructure	5,537,576	120,874	(175,039)	—	(76,030)	5,407,381	805,869	120,874	—
Transamerica Global Allocation Liquidating Trust	3,617	—	—	—	(664)	2,953	1,340	—	—
Transamerica High Yield Bond	184,602	5,398	—	—	3,102	193,102	24,474	5,398	—
Transamerica Inflation Opportunities	16,677,274	3,759,876	—	—	416,698	20,853,848	2,149,881	241,209	318,667
Transamerica International Equity	33,606,286	360,579	(12,500,000)	855,171	6,141,929	28,463,965	1,430,350	360,579	—
Transamerica International Focus	1,589,698	6,031,953	(3,500,000)	(21,500)	289,192	4,389,343	539,895	31,953	—
Transamerica International Small Cap Value	4,486,171	179,725	(500,000)	(41,278)	1,097,038	5,221,656	375,929	39,731	139,994
Transamerica International Stock	9,917,543	1,790,975	(2,500,000)	39,172	1,886,584	11,134,274	1,060,407	290,975	—
Transamerica Large Cap Value	37,741,728	2,225,478	(3,700,000)	16,717	(811,337)	35,472,586	2,826,501	251,620	1,973,858
Transamerica Mid Cap Growth	3,266,022	—	—	—	228,296	3,494,318	465,909	—	—
Transamerica Mid Cap Value	4,192,509	884,373	(900,000)	(8,157)	(853,047)	3,315,678	408,838	44,474	839,899
Transamerica Mid Cap Value Opportunities	29,315	1,942	—	—	(1,227)	30,030	2,841	338	1,604
Transamerica Short-Term Bond	61,243,536	802,660	(32,200,000)	(469,564)	1,435,661	30,812,293	3,199,615	799,942	—
Transamerica Small Cap Growth	2,551,398	98,728	—	—	41,394	2,691,520	427,905	—	98,728
Transamerica Small Cap Value	2,844,745	494,168	(500,000)	(13,392)	(616,527)	2,208,994	423,179	64,135	430,033
Transamerica Sustainable Equity Income	13,028,795	107,598	(2,016,003)	(149,795)	594,803	11,565,398	1,647,493	107,598	—
Transamerica US Growth	37,593,061	7,533,860	—	—	2,990,057	48,116,978	2,103,934	—	1,533,860

Total	$456,994,954	$83,293,726	$(72,491,042)	$(484,211)	$24,657,099	$491,970,526	50,358,108	$7,254,365	$5,336,643

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At April 30, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$2,953	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.1%
U.S. Equity Fund - 0.1%
Alerian MLP ETF	23,099	$ 906,636

Total Exchange-Traded Fund (Cost $815,807)		906,636

INVESTMENT COMPANIES - 96.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	1,927

International Equity Funds - 31.8%
Transamerica Emerging Markets Opportunities (C)	3,806,594	28,815,920
Transamerica International Equity (C)	6,980,493	138,911,813
Transamerica International Focus (C)	6,496,066	52,813,014
Transamerica International Small Cap Value (C)	918,886	12,763,320
Transamerica International Stock (C)	4,961,592	52,096,721

		285,400,788

U.S. Equity Funds - 63.5%
Transamerica Capital Growth (C)	907,163	5,270,614
Transamerica Large Cap Value (C)	15,539,585	195,021,793
Transamerica Mid Cap Growth (C)	2,775,125	20,813,438
Transamerica Mid Cap Value (C)	2,561,780	20,776,033
Transamerica Mid Cap Value Opportunities (C)	6,788	71,748
Transamerica Small Cap Growth (C)	1,011,956	6,365,202
Transamerica Small Cap Value (C)	1,043,141	5,445,199

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	9,208,477	$ 64,643,509
Transamerica US Growth (C)	10,976,927	251,042,322

		569,449,858

U.S. Mixed Allocation Fund - 1.4%
Transamerica Energy Infrastructure (C)	1,900,979	12,755,571

Total Investment Companies (Cost $781,339,361)		867,608,144

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.10% (F), dated 04/28/2023, to be repurchased at $29,115,296 on 05/01/2023. Collateralized by U.S. Government Obligations, 1.13% - 4.13%, due 01/15/2025 - 01/31/2025, and with a total value of $29,687,215.	$ 29,105,109	29,105,109

Total Repurchase Agreement (Cost $29,105,109)		29,105,109

Total Investments (Cost $811,260,277)		897,619,889
Net Other Assets (Liabilities) - (0.0)% (A)		(58,991)

Net Assets - 100.0%		$ 897,560,898

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	64	06/16/2023	$12,567,106	$13,403,200	$836,094	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$906,636	$—	$—	$906,636
Investment Companies	867,606,217	—	—	867,606,217
Repurchase Agreement	—	29,105,109	—	29,105,109

Total	$868,512,853	$29,105,109	$—	$897,617,962

Investment Companies Measured at Net Asset Value (E)				1,927

Total Investments				$897,619,889

Other Financial Instruments
Futures Contracts (H)	$836,094	$—	$—	$836,094

Total Other Financial Instruments	$836,094	$—	$—	$836,094

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$5,515,548	$—	$—	$—	$(244,934)	$5,270,614	907,163	$—	$—
Transamerica Emerging Markets Opportunities	18,366,821	8,090,521	—	—	2,358,578	28,815,920	3,806,594	590,521	—
Transamerica Energy Infrastructure	13,062,692	285,132	(432,917)	—	(159,336)	12,755,571	1,900,979	285,132	—
Transamerica Global Allocation Liquidating Trust	2,360	—	—	—	(433)	1,927	874	—	—
Transamerica International Equity	122,234,081	4,530,929	(15,000,000)	836,564	26,310,239	138,911,813	6,980,493	1,530,929	—
Transamerica International Focus	43,781,104	5,880,000	(4,000,000)	153,537	6,998,373	52,813,014	6,496,066	880,000	—
Transamerica International Small Cap Value	11,978,134	479,869	(2,500,000)	544,428	2,260,889	12,763,320	918,886	106,083	373,786
Transamerica International Stock	46,168,323	1,354,551	(4,500,000)	(302,632)	9,376,479	52,096,721	4,961,592	1,354,551	—
Transamerica Large Cap Value	220,130,056	13,481,228	(33,000,000)	(1,207,931)	(4,381,560)	195,021,793	15,539,585	1,515,929	11,965,299
Transamerica Mid Cap Growth	19,453,627	—	—	—	1,359,811	20,813,438	2,775,125	—	—
Transamerica Mid Cap Value	24,542,660	5,177,058	(4,000,000)	(370,539)	(4,573,146)	20,776,033	2,561,780	260,345	4,916,713
Transamerica Mid Cap Value Opportunities	70,038	4,641	—	—	(2,931)	71,748	6,788	809	3,832
Transamerica Small Cap Growth	6,033,826	233,483	—	—	97,893	6,365,202	1,011,956	—	233,483
Transamerica Small Cap Value	6,800,595	1,181,349	(1,000,000)	(46,875)	(1,489,870)	5,445,199	1,043,141	153,319	1,028,030
Transamerica Sustainable Equity Income	65,450,385	484,799	(3,000,000)	(736,500)	2,444,825	64,643,509	9,208,477	576,000	—
Transamerica US Growth	191,743,648	43,323,464	—	—	15,975,210	251,042,322	10,976,927	—	7,823,464

Total	$795,333,898	$84,507,024	$(67,432,917)	$(1,129,948)	$56,330,087	$867,608,144	69,096,426	$7,253,618	$26,344,607

(D)	Restricted security. At April 30, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,927	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Funds - 0.7%
Alerian MLP ETF	34,453	$1,352,280
Vanguard Short-Term Treasury ETF	144,103	8,434,349

Total Exchange-Traded Funds (Cost $9,744,446)		9,786,629

INVESTMENT COMPANIES - 95.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	12,878

International Equity Funds - 21.9%
Transamerica Emerging Markets Opportunities (C)	4,451,665	33,699,107
Transamerica International Equity (C)	8,152,527	162,235,282
Transamerica International Focus (C)	5,631,471	45,783,859
Transamerica International Small Cap Value (C)	1,067,850	14,832,439
Transamerica International Stock (C)	5,528,384	58,048,027

		314,598,714

International Fixed Income Funds - 5.6%
Transamerica Emerging Markets Debt (C)	4,149,752	36,476,319
Transamerica Inflation Opportunities (C)	4,511,002	43,756,715

		80,233,034

U.S. Equity Funds - 45.8%
Transamerica Capital Growth (C)	1,787,301	10,384,217
Transamerica Large Cap Value (C)	17,969,277	225,514,431
Transamerica Mid Cap Growth (C)	3,339,287	25,044,652
Transamerica Mid Cap Value (C)	3,035,054	24,614,288
Transamerica Mid Cap Value Opportunities (C)	4,661	49,262
Transamerica Small Cap Growth (C)	1,170,262	7,360,948
Transamerica Small Cap Value (C)	1,148,114	5,993,157
Transamerica Sustainable Equity Income (C)	10,682,798	74,993,239

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica US Growth (C)	12,504,467	$ 285,977,163

		659,931,357

U.S. Fixed Income Funds - 20.9%
Transamerica Bond (C)	8,000,475	65,363,880
Transamerica Core Bond (C)	18,923,935	165,962,909
Transamerica High Yield Bond (C)	36,600	288,773
Transamerica Short-Term Bond (C)	7,208,629	69,419,095

		301,034,657

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	2,219,048	14,889,813

Total Investment Companies (Cost $1,262,777,689)		1,370,700,453

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 2.10% (F), dated 04/28/2023, to be repurchased at $57,753,452 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2024, and with a value of $58,898,251.	$57,743,346	57,743,346

Total Repurchase Agreement (Cost $57,743,346)		57,743,346

Total Investments (Cost $1,330,265,481)		1,438,230,428
Net Other Assets (Liabilities) - 0.1%		1,122,401

Net Assets - 100.0%		$1,439,352,829

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	758	06/21/2023	$84,829,198	$87,323,969	$2,494,771	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$9,786,629	$—	$—	$9,786,629
Investment Companies	1,370,687,575	—	—	1,370,687,575
Repurchase Agreement	—	57,743,346	—	57,743,346

Total	$1,380,474,204	$57,743,346	$—	$1,438,217,550

Investment Companies Measured at Net Asset Value (E)				12,878

Total Investments				$1,438,230,428

Other Financial Instruments
Futures Contracts (H)	$2,494,771	$—	$—	$2,494,771

Total Other Financial Instruments	$2,494,771	$—	$—	$2,494,771

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$22,209,845	$43,700,517	$(3,000,000)	$(481,270)	$2,934,788	$65,363,880	8,000,475	$1,200,517	$—
Transamerica Capital Growth	10,866,788	—	—	—	(482,571)	10,384,217	1,787,301	—	—
Transamerica Core Bond	139,539,833	27,106,786	(7,500,000)	(200,015)	7,016,305	165,962,909	18,923,935	3,006,786	—
Transamerica Emerging Markets Debt	—	36,548,601	—	—	(72,282)	36,476,319	4,149,752	648,601	—
Transamerica Emerging Markets Opportunities	17,899,546	13,775,497	—	—	2,024,064	33,699,107	4,451,665	575,498	—
Transamerica Energy Infrastructure	15,248,321	332,840	(501,817)	—	(189,531)	14,889,813	2,219,048	332,839	—
Transamerica Global Allocation Liquidating Trust	15,776	—	—	—	(2,898)	12,878	5,843	—	—
Transamerica High Yield Bond	276,061	8,072	—	—	4,640	288,773	36,600	8,072	—
Transamerica Inflation Opportunities	28,526,108	14,418,372	—	—	812,235	43,756,715	4,511,002	473,301	545,071
Transamerica International Equity	148,228,360	6,856,497	(25,600,000)	3,211,235	29,539,190	162,235,282	8,152,527	1,856,497	—
Transamerica International Focus	44,732,168	14,828,943	(21,000,000)	1,837,772	5,384,976	45,783,859	5,631,471	828,942	—
Transamerica International Small Cap Value	13,598,815	544,797	(2,500,000)	544,428	2,644,399	14,832,439	1,067,850	120,436	424,360
Transamerica International Stock	56,028,433	1,643,841	(10,500,000)	296,379	10,579,374	58,048,027	5,528,384	1,643,841	—
Transamerica Large Cap Value	244,450,610	14,950,328	(27,500,000)	(2,012,418)	(4,374,089)	225,514,431	17,969,277	1,663,071	13,287,257
Transamerica Mid Cap Growth	23,408,401	—	—	—	1,636,251	25,044,652	3,339,287	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value	$30,446,695	$6,422,462	$(6,000,000)	$(14,778)	$(6,240,091)	$24,614,288	3,035,054	$322,974	$6,099,488
Transamerica Mid Cap Value Opportunities	48,088	3,186	—	—	(2,012)	49,262	4,661	555	2,631
Transamerica Short-Term Bond	122,071,389	1,250,505	(55,600,000)	(1,072,258)	2,769,459	69,419,095	7,208,629	1,242,143	—
Transamerica Small Cap Growth	6,977,733	270,008	—	—	113,207	7,360,948	1,170,262	—	270,008
Transamerica Small Cap Value	9,476,231	1,646,140	(3,000,000)	(1,970,376)	(158,838)	5,993,157	1,148,114	213,640	1,432,500
Transamerica Sustainable Equity Income	79,296,844	575,601	(7,200,000)	(1,131,656)	3,452,450	74,993,239	10,682,798	682,282	—
Transamerica US Growth	207,627,757	59,971,563	—	—	18,377,843	285,977,163	12,504,467	—	8,471,563

Total	$1,220,973,802	$244,854,556	$(169,901,817)	$(992,957)	$75,766,869	$1,370,700,453	121,528,402	$14,819,995	$30,532,878

(D)	Restricted security. At April 30, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$12,878	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Funds - 0.7%
Alerian MLP ETF	24,636	$966,963
Vanguard Short-Term Treasury ETF	94,279	5,518,150

Total Exchange-Traded Funds (Cost $6,449,409)		6,485,113

INVESTMENT COMPANIES - 96.3%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	7,994

International Equity Funds - 15.3%
Transamerica Emerging Markets Opportunities (C)	2,375,791	17,984,736
Transamerica International Equity (C)	3,559,822	70,840,449
Transamerica International Focus (C)	1,840,928	14,966,743
Transamerica International Small Cap Value (C)	713,162	9,905,815
Transamerica International Stock (C)	2,452,500	25,751,255

		139,448,998

International Fixed Income Funds - 7.1%
Transamerica Emerging Markets Debt (C)	2,671,556	23,482,975
Transamerica Inflation Opportunities (C)	4,295,548	41,666,816

		65,149,791

U.S. Equity Funds - 31.9%
Transamerica Capital Growth (C)	576,078	3,347,013
Transamerica Large Cap Value (C)	7,691,476	96,528,026
Transamerica Mid Cap Growth (C)	1,610,032	12,075,237
Transamerica Mid Cap Value (C)	1,431,923	11,612,893
Transamerica Mid Cap Value Opportunities (C)	1,055	11,146
Transamerica Small Cap Growth (C)	770,879	4,848,831
Transamerica Small Cap Value (C)	812,088	4,239,099

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	4,724,414	$ 33,165,387
Transamerica US Growth (C)	5,491,050	125,580,320

		291,407,952

U.S. Fixed Income Funds - 40.9%
Transamerica Bond (C)	12,783,373	104,440,159
Transamerica Core Bond (C)	25,046,340	219,656,399
Transamerica High Yield Bond (C)	33,447	263,899
Transamerica Short-Term Bond (C)	5,184,902	49,930,608

		374,291,065

U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (C)	1,446,601	9,706,691

Total Investment Companies (Cost $834,548,476)		880,012,491

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 2.10% (F), dated 04/28/2023, to be repurchased at $24,232,635 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $24,713,022.	$24,228,395	24,228,395

Total Repurchase Agreement (Cost $24,228,395)		24,228,395

Total Investments (Cost $865,226,280)		910,725,999
Net Other Assets (Liabilities) - 0.3%		3,060,380

Net Assets - 100.0%		$913,786,379

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	480	06/21/2023	$53,782,527	$55,297,500	$1,514,973	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,485,113	$—	$—	$6,485,113
Investment Companies	880,004,497	—	—	880,004,497
Repurchase Agreement	—	24,228,395	—	24,228,395

Total	$886,489,610	$24,228,395	$—	$910,718,005

Investment Companies Measured at Net Asset Value (E)				7,994

Total Investments				$910,725,999

Other Financial Instruments
Futures Contracts (H)	$1,514,973	$—	$—	$1,514,973

Total Other Financial Instruments	$1,514,973	$—	$—	$1,514,973

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$51,061,754	$55,506,474	$(5,500,000)	$(966,857)	$4,338,788	$104,440,159	12,783,373	$1,506,474	$—
Transamerica Capital Growth	3,502,554	—	—	—	(155,541)	3,347,013	576,078	—	—
Transamerica Core Bond	205,575,966	18,218,073	(14,000,000)	(305,085)	10,167,445	219,656,399	25,046,340	4,118,073	—
Transamerica Emerging Markets Debt	—	23,522,867	—	—	(39,892)	23,482,975	2,671,556	422,867	—
Transamerica Emerging Markets Opportunities	8,457,284	8,671,914	—	—	855,538	17,984,736	2,375,791	271,914	—
Transamerica Energy Infrastructure	9,940,403	216,978	(324,822)	—	(125,868)	9,706,691	1,446,601	216,978	—
Transamerica Global Allocation Liquidating Trust	9,793	—	—	—	(1,799)	7,994	3,627	—	—
Transamerica High Yield Bond	252,282	7,376	—	—	4,241	263,899	33,447	7,376	—
Transamerica Inflation Opportunities	33,896,179	6,932,543	—	—	838,094	41,666,816	4,295,548	484,862	647,681
Transamerica International Equity	76,129,037	887,673	(22,500,000)	2,227,209	14,096,530	70,840,449	3,559,822	887,673	—
Transamerica International Focus	15,261,092	9,271,661	(12,000,000)	1,877,091	556,899	14,966,743	1,840,928	271,661	—
Transamerica International Small Cap Value	9,337,983	374,099	(2,000,000)	260,128	1,933,605	9,905,815	713,162	82,701	291,398
Transamerica International Stock	25,581,106	750,535	(5,500,000)	105,667	4,813,947	25,751,255	2,452,500	750,535	—
Transamerica Large Cap Value	101,916,768	8,062,957	(11,200,000)	(49,012)	(2,202,687)	96,528,026	7,691,476	678,444	5,384,513
Transamerica Mid Cap Growth	11,286,322	—	—	—	788,915	12,075,237	1,610,032	—	—
Transamerica Mid Cap Value	13,837,252	2,918,846	(2,300,000)	(5,665)	(2,837,540)	11,612,893	1,431,923	146,783	2,772,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities	$10,881	$721	$—	$—	$(456)	$11,146	1,055	$126	$595
Transamerica Short-Term Bond	104,446,876	1,339,089	(57,500,000)	(787,142)	2,431,785	49,930,608	5,184,902	1,333,966	—
Transamerica Small Cap Growth	4,596,398	177,861	—	—	74,572	4,848,831	770,879	—	177,861
Transamerica Small Cap Value	7,680,909	1,334,271	(3,200,000)	(2,507,465)	931,384	4,239,099	812,088	173,166	1,161,105
Transamerica Sustainable Equity Income	35,217,874	307,126	(3,247,671)	(648,601)	1,536,659	33,165,387	4,724,414	307,126	—
Transamerica US Growth	99,613,099	18,064,383	—	—	7,902,838	125,580,320	5,491,050	—	4,064,383

Total	$817,611,812	$156,565,447	$(139,272,493)	$(799,732)	$45,907,457	$880,012,491	85,516,592	$11,660,725	$14,499,599

(D)	Restricted security. At April 30, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$7,994	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 13.4%
Transamerica International Equity (A)	1,602,280	$32,125,707

Money Market Fund - 0.1%
Transamerica Government Money Market, 4.45% (A) (B)	371,298	371,298

U.S. Equity Funds - 37.4%
Transamerica Large Growth (A)	3,182,968	29,283,301
Transamerica Large Value Opportunities (A)	3,550,054	32,269,991
Transamerica Mid Cap Growth (A)	964,521	7,214,619
Transamerica Mid Cap Value Opportunities (A)	665,980	7,086,028
Transamerica Small Cap Growth (A)	1,147,265	7,204,826
Transamerica Small Cap Value (A)	1,334,590	7,006,597

		90,065,362

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.1%
Transamerica Core Bond (A)	6,444,300	$ 56,580,958
Transamerica High Yield Bond (A)	1,844,280	14,551,368
Transamerica Inflation-Protected Securities (A)	2,912,659	27,495,501
Transamerica Short-Term Bond (A)	2,008,478	19,341,644

		117,969,471

Total Investment Companies (Cost $263,603,503)		240,531,838

Total Investments (Cost $263,603,503)		240,531,838
Net Other Assets (Liabilities) - (0.0)% (C)		(109,950)

Net Assets - 100.0%		$240,421,888

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$240,531,838	$—	$—	$240,531,838

Total Investments	$240,531,838	$—	$—	$240,531,838

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 25.7%
Transamerica International Equity (A)	1,921,244	$38,520,941

Money Market Fund - 0.1%
Transamerica Government Money Market, 4.45% (A) (B)	199,396	199,396

U.S. Equity Funds - 64.6%
Transamerica Large Growth (A)	3,127,195	28,770,196
Transamerica Large Value Opportunities (A)	3,653,105	33,206,722
Transamerica Mid Cap Growth (A)	1,136,910	8,504,085
Transamerica Mid Cap Value Opportunities (A)	834,581	8,879,943
Transamerica Small Cap Growth (A)	1,413,116	8,874,370
Transamerica Small Cap Value (A)	1,634,471	8,580,975

		96,816,291

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.6%
Transamerica Core Bond (A)	658,200	$ 5,778,994
Transamerica High Yield Bond (A)	376,226	2,968,422
Transamerica Inflation-Protected Securities (A)	517,756	4,887,613
Transamerica Short-Term Bond (A)	76,280	734,578

		14,369,607

Total Investment Companies (Cost $163,636,795)		149,906,235

Total Investments (Cost $163,636,795)		149,906,235
Net Other Assets (Liabilities) - (0.0)% (C)		(67,996)

Net Assets - 100.0%		$149,838,239

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$149,906,235	$—	$—	$149,906,235

Total Investments	$149,906,235	$—	$—	$149,906,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.3%
Transamerica International Equity (A)	92,838	$1,861,409

Money Market Fund - 0.1%
Transamerica Government Money Market, 4.45% (A) (B)	146,600	146,600

U.S. Equity Funds - 8.0%
Transamerica Large Growth (A)	257,751	2,371,305
Transamerica Large Value Opportunities (A)	279,218	2,538,093
Transamerica Small Cap Growth (A)	132,350	831,161
Transamerica Small Cap Value (A)	148,004	777,022

		6,517,581

U.S. Fixed Income Funds - 89.6%
Transamerica Core Bond (A)	4,104,092	36,033,926

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,066,622	$ 8,415,644
Transamerica Inflation-Protected Securities (A)	1,492,784	14,091,881
Transamerica Short-Term Bond (A)	1,510,203	14,543,252

		73,084,703

Total Investment Companies (Cost $90,498,078)		81,610,293

Total Investments (Cost $90,498,078)		81,610,293
Net Other Assets (Liabilities) - (0.0)% (C)		(37,636)

Net Assets - 100.0%		$81,572,657

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$81,610,293	$—	$—	$81,610,293

Total Investments	$81,610,293	$—	$—	$81,610,293

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Fund. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2023

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Assets:
Affiliated investments, at value (A)	$491,970,526	$867,608,144	$1,370,700,453	$880,012,491
Unaffiliated investments, at value (B)	3,546,696	906,636	9,786,629	6,485,113
Repurchase agreements, at value (C)	7,722,554	29,105,109	57,743,346	24,228,395
Cash collateral pledged at broker for:
Futures contracts	663,300	788,480	1,876,050	1,188,000
Receivables and other assets:
Affiliated investments sold	11,000,000	—	—	21,000,000
Shares of beneficial interest sold	106,284	105,832	282,649	84,791
Dividends from affiliated investments	846,568	—	873,271	1,096,785
Interest	1,351	5,093	10,105	4,240
Variation margin receivable on futures contracts	125,624	360,015	355,332	225,012
Prepaid expenses	1,912	3,460	5,528	3,497
Total assets	515,984,815	898,882,769	1,441,633,363	934,328,324

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	10,846,568	—	873,271	19,096,785
Shares of beneficial interest redeemed	626,539	659,350	778,544	1,041,957
Due to custodian	—	248,800	—	—
Investment management fees	39,043	68,799	108,693	70,686
Distribution and service fees	109,889	199,844	316,640	200,944
Transfer agent fees	37,362	87,489	122,632	72,679
Trustees, CCO and deferred compensation fees	1,404	2,114	3,681	2,509
Audit and tax fees	11,584	10,040	9,385	10,588
Custody fees	1,981	3,110	3,888	3,486
Legal fees	6,005	10,128	16,576	10,880
Printing and shareholder reports fees	7,382	18,072	26,768	16,161
Registration fees	3,354	3,620	3,649	3,294
Other accrued expenses	11,282	10,505	16,807	11,976
Total liabilities	11,702,393	1,321,871	2,280,534	20,541,945
Net assets	$504,282,422	$897,560,898	$1,439,352,829	$913,786,379

Net assets consist of:
Paid-in capital	$515,619,056	$797,771,866	$1,319,460,964	$861,284,867
Total distributable earnings (accumulated losses)	(11,336,634)	99,789,032	119,891,865	52,501,512
Net assets	$504,282,422	$897,560,898	$1,439,352,829	$913,786,379
Net assets by class:
Class A	$464,227,912	$805,120,202	$1,300,181,656	$827,630,714
Class C	26,467,365	58,550,403	85,794,835	53,045,053
Class I	12,911,900	31,811,224	51,584,971	31,056,533
Class R	459,263	747,590	1,282,805	1,807,964
Class R3	215,982	1,331,479	508,562	246,115
Shares outstanding (unlimited shares, no par value):
Class A	47,473,115	65,528,091	114,139,040	77,678,703
Class C	2,738,995	4,950,165	7,386,527	4,897,357
Class I	1,312,432	2,587,444	4,528,938	2,914,266
Class R	46,319	61,332	112,644	170,443
Class R3	22,044	108,480	44,611	23,058
Net asset value per share: (D)
Class A	$9.78	$12.29	$11.39	$10.65
Class C	9.66	11.83	11.62	10.83
Class I	9.84	12.29	11.39	10.66
Class R	9.92	12.19	11.39	10.61
Class R3	9.80	12.27	11.40	10.67
Maximum offering price per share: (E)
Class A	$10.35	$13.01	$12.05	$11.27

(A) Affiliated investments, at cost	$482,272,363	$781,339,361	$1,262,777,689	$834,548,476
(B) Unaffiliated investments, at cost	$3,526,169	$815,807	$9,744,446	$6,449,409
(C) Repurchase agreements, at cost	$7,722,554	$29,105,109	$57,743,346	$24,228,395
(D)

Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Assets:
Affiliated investments, at value (A)	$240,531,838	$149,906,235	$81,610,293
Receivables and other assets:
Affiliated investments sold	440,498	43,954	17,291
Shares of beneficial interest sold	—	2,575	—
Dividends from affiliated investments	285,672	33,227	183,986
Total assets	241,258,008	149,985,991	81,811,570

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	693,985	41,354	185,066
Shares of beneficial interest redeemed	32,185	38,402	16,211
Investment management fees	18,477	11,486	6,283
Distribution and service fees	91,439	56,476	31,350
Transfer agent fees	34	34	3
Total liabilities	836,120	147,752	238,913
Net assets	$240,421,888	$149,838,239	$81,572,657

Net assets consist of:
Paid-in capital	$270,376,134	$165,392,991	$92,732,507
Total distributable earnings (accumulated losses)	(29,954,246)	(15,554,752)	(11,159,850)
Net assets	$240,421,888	$149,838,239	$81,572,657
Net assets by class:
Class R	234,580,495	143,984,517	81,156,224
Class R4	5,841,393	5,853,722	416,433
Shares outstanding (unlimited shares, no par value):
Class R	27,229,559	17,875,242	9,128,784
Class R4	678,140	725,322	46,852
Net asset value per share: (B)
Class R	8.61	8.05	8.89
Class R4	8.61	8.07	8.89

(A) Affiliated investments, at cost	$263,603,503	$163,636,795	$90,498,078
(B) Net asset value per share for Class R and R4 shares represents offering price.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS

For the period ended April 30, 2023

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Investment Income:
Dividend income from affiliated investments	$7,254,365	$7,253,618	$14,819,995	$11,660,725
Dividend income from unaffiliated investments	60,594	83,618	163,704	110,260
Interest income from unaffiliated investments	155,527	302,178	884,701	386,717
Total investment income	7,470,486	7,639,414	15,868,400	12,157,702

Expenses:
Investment management fees	259,764	453,269	719,496	472,331
Distribution and service fees:
Class A	572,451	971,164	1,584,138	1,022,068
Class C	140,052	309,650	454,566	282,021
Class R	1,196	1,888	3,094	6,119
Class R3	172	1,138	505	147
Transfer agent fees:
Class A	188,279	437,893	609,265	353,753
Class C	18,481	61,207	74,950	42,122
Class I	6,770	16,263	26,452	16,580
Class R	257	464	651	885
Class R3	108	717	318	92
Trustees, CCO and deferred compensation fees	8,924	15,963	26,540	17,119
Audit and tax fees	16,727	18,676	23,585	19,917
Custody fees	3,878	5,695	9,285	7,828
Legal fees	13,090	22,412	36,556	23,682
Printing and shareholder reports fees	13,178	27,753	42,559	26,374
Registration fees	68,251	73,733	75,715	69,095
Other	19,537	20,240	29,795	22,288
Total expenses before waiver and/or reimbursement and recapture	1,331,115	2,438,125	3,717,470	2,382,421
Expenses waived and/or reimbursed:
Class A	(948)	(6,817)	(9,277)	(3,531)
Class C	(542)	(1,712)	(2,679)	(1,357)
Class I	(6,156)	(14,794)	(24,051)	(15,060)
Class R	(27)	(3)	—	—
Class R3	(160)	(949)	(399)	(127)
Recapture of previously waived and/or reimbursed fees:
Class C	51	—	—	—
Class R	—	1	—	—
Class R3	10	9	4	8
Net expenses	1,323,343	2,413,860	3,681,068	2,362,354

Net investment income (loss)	6,147,143	5,225,554	12,187,332	9,795,348

Net realized gain (loss) on:
Affiliated investments	(484,211)	(1,129,948)	(992,957)	(799,732)
Unaffiliated investments	(361,298)	(683,208)	746,069	100,204
Capital gain distributions received from affiliated investment companies	5,336,643	26,344,607	30,532,878	14,499,599
Futures contracts	(1,211,160)	(609,427)	(3,427,805)	(2,071,181)
Net realized gain (loss)	3,279,974	23,922,024	26,858,185	11,728,890

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	24,657,099	56,330,087	75,766,869	45,907,457
Unaffiliated investments	307,073	836,839	(489,488)	(83,874)
Futures contracts	2,432,888	1,498,286	7,148,070	4,374,959
Net change in unrealized appreciation (depreciation)	27,397,060	58,665,212	82,425,451	50,198,542
Net realized and change in unrealized gain (loss)	30,677,034	82,587,236	109,283,636	61,927,432
Net increase (decrease) in net assets resulting from operations	$36,824,177	$87,812,790	$121,470,968	$71,722,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Investment Income:
Dividend income from affiliated investments	$3,321,588	$1,368,617	$1,526,225
Total investment income	3,321,588	1,368,617	1,526,225

Expenses:
Investment management fees	142,815	87,892	48,656
Distribution and service fees:
Class R	580,968	352,216	201,650
Class R4	7,049	7,000	541
Transfer agent fees
Class R4	211	210	15
Total expenses before waiver and/or reimbursement and recapture	731,043	447,318	250,862
Expenses waived and/or reimbursed:
Class R	(23,238)	(14,088)	(8,066)
Class R4	(776)	(771)	(59)
Net expenses	707,029	432,459	242,737

Net investment income (loss)	2,614,559	936,158	1,283,488

Net realized gain (loss) on:
Affiliated investments	(1,426,367)	(959,163)	(846,779)
Capital gain distributions received from affiliated investment companies	4,298,370	4,733,000	355,171
Net realized gain (loss)	2,872,003	3,773,837	(491,608)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	9,059,381	5,900,842	3,423,991
Net realized and change in unrealized gain (loss)	11,931,384	9,674,679	2,932,383
Net increase (decrease) in net assets resulting from operations	$14,545,943	$10,610,837	$4,215,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$6,147,143	$16,375,575	$5,225,554	$33,861,261
Net realized gain (loss)	3,279,974	(18,913,964)	23,922,024	68,044,471
Net change in unrealized appreciation (depreciation)	27,397,060	(115,037,556)	58,665,212	(365,828,167)
Net increase (decrease) in net assets resulting from operations	36,824,177	(117,575,945)	87,812,790	(263,922,435)

Dividends and/or distributions to shareholders:
Class A	(6,101,206)	(46,323,418)	(62,195,198)	(79,442,756)
Class C	(260,562)	(3,330,330)	(4,983,032)	(7,658,393)
Class I	(185,789)	(1,529,222)	(2,554,982)	(3,313,529)
Class R	(5,511)	(56,032)	(58,189)	(112,935)
Class R3 (A)	(1,889)	(315)	(94,976)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,554,957)	(51,239,317)	(69,886,377)	(90,527,613)

Capital share transactions:
Proceeds from shares sold:
Class A	7,300,997	29,675,224	11,945,399	29,344,570
Class C	1,583,603	4,821,353	3,024,568	8,086,712
Class I	1,308,159	4,732,457	2,706,486	8,466,120
Class R	9,291	69,306	23,401	98,787
Class R3 (A)	150,293	91,517	1,085,057	201,685
10,352,343	39,389,857	18,784,911	46,197,874
Dividends and/or distributions reinvested:
Class A	5,871,994	44,395,389	59,672,022	76,104,329
Class C	259,025	3,318,296	4,975,115	7,651,109
Class I	184,594	1,518,736	2,493,763	3,230,210
Class R	5,511	56,032	58,189	112,935
Class R3 (A)	1,889	315	94,976	—
6,323,013	49,288,768	67,294,065	87,098,583
Cost of shares redeemed:
Class A	(40,297,642)	(106,400,639)	(53,120,512)	(127,771,424)
Class C	(3,960,993)	(9,541,102)	(5,498,677)	(15,892,395)
Class I	(2,378,874)	(8,395,538)	(4,925,525)	(10,571,409)
Class R	(134,409)	(292,693)	(101,912)	(520,144)
Class R3 (A)	(7,599)	(24,152)	(30,928)	(100)
(46,779,517)	(124,654,124)	(63,677,554)	(154,755,472)
Automatic conversions:
Class A	2,952,296	7,898,630	9,614,527	20,725,247
Class C	(2,952,296)	(7,898,630)	(9,614,527)	(20,725,247)
—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(30,104,161)	(35,975,499)	22,401,422	(21,459,015)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	6,390	(B)	—	43,090	(B)
Class C	—	5,650	(B)	—	28,252	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	37,897	(C)	—	58,821	(C)
—	49,937	—	130,163
Net increase (decrease) in net assets	165,059	(204,740,824)	40,327,835	(375,778,900)

Net assets:
Beginning of period/year	504,117,363	708,858,187	857,233,063	1,233,011,963
End of period/year	$504,282,422	$504,117,363	$897,560,898	$857,233,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	760,437	2,887,896	993,274	2,101,335
Class C	167,246	456,663	257,511	607,693
Class I	134,601	458,384	219,863	608,904
Class R	955	6,423	1,953	7,188
Class R3 (A)	15,764	9,434	87,392	15,376
	1,079,003	3,818,800	1,559,993	3,340,496
Shares reinvested:
Class A	617,698	4,000,748	5,193,387	4,925,846
Class C	27,593	299,328	448,613	510,414
Class I	19,303	136,930	217,227	210,528
Class R	572	4,961	5,104	7,372
Class R3 (A)	197	34	8,280	—
	665,363	4,442,001	5,872,611	5,654,160
Shares redeemed:
Class A	(4,196,634)	(10,254,311)	(4,390,008)	(9,212,661)
Class C	(418,542)	(927,803)	(470,252)	(1,197,921)
Class I	(245,218)	(810,997)	(404,461)	(768,036)
Class R	(13,759)	(27,443)	(8,443)	(42,833)
Class R3 (A)	(779)	(2,606)	(2,559)	(9)
	(4,874,932)	(12,023,160)	(5,275,723)	(11,221,460)
Automatic conversions:
Class A	306,308	765,462	791,856	1,485,323
Class C	(310,218)	(775,034)	(821,626)	(1,535,295)
	(3,910)	(9,572)	(29,770)	(49,972)
Net increase (decrease) in shares outstanding:
Class A	(2,512,191)	(2,600,205)	2,588,509	(700,157)
Class C	(533,921)	(946,846)	(585,754)	(1,615,109)
Class I	(91,314)	(215,683)	32,629	51,396
Class R	(12,232)	(16,059)	(1,386)	(28,273)
Class R3 (A)	15,182	6,862	93,113	15,367
	(3,134,476)	(3,771,931)	2,127,111	(2,276,776)

(A)	Class R3 commenced operations on March 1, 2022.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$12,187,332	$50,088,674	$9,795,348	$30,798,169
Net realized gain (loss)	26,858,185	44,958,222	11,728,890	8,016,312
Net change in unrealized appreciation (depreciation)	82,425,451	(475,718,252)	50,198,542	(266,205,584)
Net increase (decrease) in net assets resulting from operations	121,470,968	(380,671,356)	71,722,780	(227,391,103)

Dividends and/or distributions to shareholders:
Class A	(44,238,859)	(131,632,811)	(12,576,785)	(84,090,590)
Class C	(2,322,697)	(10,372,050)	(277,930)	(6,449,318)
Class I	(1,891,267)	(5,865,825)	(561,416)	(3,734,520)
Class R	(38,599)	(130,442)	(33,394)	(220,092)
Class R3 (A)	(14,755)	—	(1,498)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(48,506,177)	(148,001,128)	(13,451,023)	(94,494,520)

Capital share transactions:
Proceeds from shares sold:
Class A	14,200,190	38,328,795	8,270,287	27,556,162
Class C	3,993,075	9,668,330	1,945,296	5,749,500
Class I	4,679,512	11,345,091	3,799,259	9,544,917
Class R	30,446	59,999	152,205	312,030
Class R3 (A)	804,260	235,460	214,730	93,442
23,707,483	59,637,675	14,381,777	43,256,051
Dividends and/or distributions reinvested:
Class A	42,153,995	125,164,998	11,987,515	79,924,564
Class C	2,319,368	10,346,308	277,280	6,441,654
Class I	1,872,607	5,766,147	542,566	3,618,322
Class R	38,168	129,109	32,760	215,615
Class R3 (A)	14,755	—	1,498	—
46,398,893	141,406,562	12,841,619	90,200,155
Cost of shares redeemed:
Class A	(89,225,249)	(226,988,272)	(72,832,306)	(190,744,082)
Class C	(8,132,479)	(21,109,268)	(5,932,448)	(15,451,810)
Class I	(8,374,913)	(19,962,373)	(8,709,958)	(14,754,827)
Class R	(88,554)	(249,866)	(1,028,283)	(224,644)
Class R3 (A)	(529,145)	(18,655)	(47,738)	(18,153)
(106,350,340)	(268,328,434)	(88,550,733)	(221,193,516)
Automatic conversions:
Class A	11,898,992	30,643,692	7,007,646	17,917,106
Class C	(11,898,992)	(30,643,692)	(7,007,646)	(17,917,106)
—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(36,243,964)	(67,284,197)	(61,327,337)	(87,737,310)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	59,218	(B)	—	26,215	(B)
Class C	—	55,313	(B)	—	24,379	(B)
Class R	—	—	—	271	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	115,064	(C)	—	80,228	(C)
—	229,595	—	131,093
Net increase (decrease) in net assets	36,720,827	(595,727,086)	(3,055,580)	(409,491,840)

Net assets:
Beginning of period/year	1,402,632,002	1,998,359,088	916,841,959	1,326,333,799
End of period/year	$1,439,352,829	$1,402,632,002	$913,786,379	$916,841,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	1,278,775	3,100,607	797,607	2,401,450
Class C	351,148	783,893	184,421	496,750
Class I	420,172	913,499	363,272	838,675
Class R	2,723	4,883	14,690	28,343
Class R3 (A)	71,564	21,499	20,451	8,877
	2,124,382	4,824,381	1,380,441	3,774,095
Shares reinvested:
Class A	3,914,020	9,285,237	1,181,037	6,529,785
Class C	210,469	753,006	26,816	517,818
Class I	174,034	430,684	53,508	297,381
Class R	3,541	9,578	3,240	17,673
Class R3 (A)	1,369	—	147	—
	4,303,433	10,478,505	1,264,748	7,362,657
Shares redeemed:
Class A	(7,993,985)	(18,342,002)	(6,985,241)	(16,526,031)
Class C	(716,118)	(1,695,838)	(560,597)	(1,367,532)
Class I	(748,870)	(1,650,217)	(836,615)	(1,336,950)
Class R	(7,882)	(21,528)	(98,514)	(20,838)
Class R3 (A)	(48,156)	(1,665)	(4,614)	(1,803)
	(9,515,011)	(21,711,250)	(8,485,581)	(19,253,154)
Automatic conversions:
Class A	1,062,359	2,484,021	671,580	1,598,199
Class C	(1,042,083)	(2,446,651)	(661,585)	(1,579,306)
	20,276	37,370	9,995	18,893
Net increase (decrease) in shares outstanding:
Class A	(1,738,831)	(3,472,137)	(4,335,017)	(5,996,597)
Class C	(1,196,584)	(2,605,590)	(1,010,945)	(1,932,270)
Class I	(154,664)	(306,034)	(419,835)	(200,894)
Class R	(1,618)	(7,067)	(80,584)	25,178
Class R3 (A)	24,777	19,834	15,984	7,074
	(3,066,920)	(6,370,994)	(5,830,397)	(8,097,509)

(A)	Class R3 commenced operations on March 1, 2022.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon		Transamerica Asset Allocation Short Horizon
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$2,614,559	$15,221,459	$936,158	$12,489,278	$1,283,488	$3,380,531
Net realized gain (loss)	2,872,003	18,218,049	3,773,837	17,634,276	(491,608)	1,002,777
Net change in unrealized appreciation (depreciation)	9,059,381	(91,415,090)	5,900,842	(73,649,796)	3,423,991	(19,280,955)
Net increase (decrease) in net assets resulting from operations	14,545,943	(57,975,582)	10,610,837	(43,526,242)	4,215,871	(14,897,647)

Dividends and/or distributions to shareholders:
Class R	(20,084,877)	(29,375,653)	(17,981,331)	(22,935,755)	(2,525,132)	(6,198,137)
Class R4	(486,761)	(965,924)	(715,672)	(813,408)	(14,336)	(32,517)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(20,571,638)	(30,341,577)	(18,697,003)	(23,749,163)	(2,539,468)	(6,230,654)

Capital share transactions:
Proceeds from shares sold:
Class R	16,754	683,547	402,387	989,191	96,766	1,601,328
Class R4	122,977	351,883	69,406	162,109	527	532
	139,731	1,035,430	471,793	1,151,300	97,293	1,601,860
Dividends and/or distributions reinvested:
Class R	20,084,877	29,375,653	17,981,331	22,935,755	2,525,132	6,198,137
Class R4	486,761	965,924	715,672	813,408	14,336	32,517
	20,571,638	30,341,577	18,697,003	23,749,163	2,539,468	6,230,654
Cost of shares redeemed:
Class R	(13,391,887)	(38,645,156)	(5,735,557)	(21,705,153)	(5,486,857)	(19,397,338)
Class R4	(396,307)	(3,171,633)	(77,704)	(108,652)	(57,462)	(41,571)
	(13,788,194)	(41,816,789)	(5,813,261)	(21,813,805)	(5,544,319)	(19,438,909)
Net increase (decrease) in net assets resulting from capital share transactions	6,923,175	(10,439,782)	13,355,535	3,086,658	(2,907,558)	(11,606,395)
Net increase (decrease) in net assets	897,480	(98,756,941)	5,269,369	(64,188,747)	(1,231,155)	(32,734,696)

Net assets:
Beginning of period/year	239,524,408	338,281,349	144,568,870	208,757,617	82,803,812	115,538,508
End of period/year	$240,421,888	$239,524,408	$149,838,239	$144,568,870	$81,572,657	$82,803,812

Capital share transactions - shares:
Shares issued:
Class R	1,883	66,281	48,846	101,410	10,813	159,904
Class R4	14,203	34,796	8,410	17,200	59	56
	16,086	101,077	57,256	118,610	10,872	159,960
Shares reinvested:
Class R	2,422,662	2,726,199	2,355,155	2,088,470	290,176	621,867
Class R4	58,767	89,663	93,595	74,203	1,648	3,276
	2,481,429	2,815,862	2,448,750	2,162,673	291,824	625,143
Shares redeemed:
Class R	(1,542,912)	(3,839,719)	(699,732)	(2,181,367)	(618,852)	(2,027,970)
Class R4	(44,122)	(339,891)	(9,214)	(11,250)	(6,489)	(4,246)
	(1,587,034)	(4,179,610)	(708,946)	(2,192,617)	(625,341)	(2,032,216)
Net increase (decrease) in shares outstanding:
Class R	881,633	(1,047,239)	1,704,269	8,513	(317,863)	(1,246,199)
Class R4	28,848	(215,432)	92,791	80,153	(4,782)	(914)
	910,481	(1,262,671)	1,797,060	88,666	(322,645)	(1,247,113)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.22		$12.13		$11.04	$10.76	$10.67	$11.59

Investment operations:
Net investment income (loss) (A)	0.12		0.29		0.27	0.19	0.19	0.25
Net realized and unrealized gain (loss)	0.57		(2.30)		1.33	0.47	0.65	(0.43)
Total investment operations	0.69		(2.01)		1.60	0.66	0.84	(0.18)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.27)	(0.19)	(0.18)	(0.25)
Net realized gains	—		(0.61)		(0.24)	(0.19)	(0.57)	(0.49)
Total dividends and/or distributions to shareholders	(0.13)		(0.90)		(0.51)	(0.38)	(0.75)	(0.74)

Net asset value, end of period/year	$9.78		$9.22		$12.13	$11.04	$10.76	$10.67
Total return (D)	7.49	%(E)	(17.75	)%(C)	14.80%	6.32%	8.64%	(1.77)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$464,228		$460,692		$637,631	$586,536	$610,131	$661,621
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.49	%(G)	0.47%		0.45%	0.48%	0.49%	0.47%
Including waiver and/or reimbursement and recapture	0.49	%(G) (H)	0.47	%(H)	0.45%	0.48%	0.49%	0.47%
Net investment income (loss) to average net assets	2.50	%(G)	2.76%		2.32%	1.78%	1.81%	2.21%
Portfolio turnover rate	15	%(E)	51%		6%	28%	4%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.11		$11.99		$10.91	$10.68	$10.59	$11.49

Investment operations:
Net investment income (loss) (A)	0.08		0.21		0.23	0.12	0.11	0.16
Net realized and unrealized gain (loss)	0.56		(2.27)		1.27	0.44	0.65	(0.42)
Total investment operations	0.64		(2.06)		1.50	0.56	0.76	(0.26)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.18)	(0.14)	(0.10)	(0.15)
Net realized gains	—		(0.61)		(0.24)	(0.19)	(0.57)	(0.49)
Total dividends and/or distributions to shareholders	(0.09)		(0.82)		(0.42)	(0.33)	(0.67)	(0.64)

Net asset value, end of period/year	$9.66		$9.11		$11.99	$10.91	$10.68	$10.59
Total return (D)	7.02	%(E)	(18.38	)%(C)	13.98%	5.37%	7.82%	(2.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,467		$29,806		$50,580	$87,565	$126,367	$185,581
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.29	%(G)	1.26%		1.23%	1.25%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.29	%(G) (H)	1.26	%(H)	1.23%	1.25%	1.26%	1.23%
Net investment income (loss) to average net assets	1.74	%(G)	2.07%		1.96%	1.12%	1.07%	1.48%
Portfolio turnover rate	15	%(E)	51%		6%	28%	4%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.27		$12.18		$11.08		$10.80		$10.70	$11.62

Investment operations:
Net investment income (loss) (A)	0.13		0.33		0.30		0.22		0.21	0.28
Net realized and unrealized gain (loss)	0.58		(2.32)		1.34		0.46		0.67	(0.44)
Total investment operations	0.71		(1.99)		1.64		0.68		0.88	(0.16)
Contributions from affiliate	—		0.03	(B)	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.34)		(0.30)		(0.21)		(0.21)	(0.27)
Net realized gains	—		(0.61)		(0.24)		(0.19)		(0.57)	(0.49)
Total dividends and/or distributions to shareholders	(0.14)		(0.95)		(0.54)		(0.40)		(0.78)	(0.76)

Net asset value, end of period/year	$9.84		$9.27		$12.18		$11.08		$10.80	$10.70
Total return	7.67	%(C)	(17.25	)%(B)	15.07%		6.48%		8.95%	(1.56)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,912		$13,009		$19,731		$15,655		$16,423	$19,845
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.25%		0.24%		0.26%		0.27%	0.26%
Including waiver and/or reimbursement and recapture	0.17	%(E) (F) (G)	0.16	%(G) (H)	0.15	%(H)	0.24	%(H)	0.27%	0.26%
Net investment income (loss) to average net assets	2.83	%(E)	3.17%		2.55%		2.04%		1.98%	2.51%
Portfolio turnover rate	15	%(C)	51%		6%		28%		4%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.34		$12.27	$11.16	$10.89	$10.78	$11.70

Investment operations:
Net investment income (loss) (A)	0.11		0.28	0.25	0.15	0.15	0.20
Net realized and unrealized gain (loss)	0.58		(2.34)	1.34	0.48	0.67	(0.42)
Total investment operations	0.69		(2.06)	1.59	0.63	0.82	(0.22)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.26)	(0.24)	(0.17)	(0.14)	(0.21)
Net realized gains	—		(0.61)	(0.24)	(0.19)	(0.57)	(0.49)
Total dividends and/or distributions to shareholders	(0.11)		(0.87)	(0.48)	(0.36)	(0.71)	(0.70)

Net asset value, end of period/year	$9.92		$9.34	$12.27	$11.16	$10.89	$10.78
Total return	7.44	%(B)	(17.97)%	14.50%	5.90%	8.28%	(2.10)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$459		$547	$916	$873	$855	$1,347
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.72%	0.71%	0.76%	0.86%	0.83%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.72%	0.71%	0.76%	0.86%	0.83%
Net investment income (loss) to average net assets	2.25	%(D)	2.67%	2.09%	1.42%	1.41%	1.82%
Portfolio turnover rate	15	%(B)	51%	6%	28%	4%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$9.24		$10.66

Investment operations:
Net investment income (loss) (B)	0.10		0.11
Net realized and unrealized gain (loss)	0.59		(1.45)
Total investment operations	0.69		(1.34)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.08)

Net asset value, end of period	$9.80		$9.24
Total return	7.56	%(C)	(12.57	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$216		$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.58	%(E)	0.55	%(E)
Including waiver and/or reimbursement and recapture	0.36	%(E) (F)	0.35	%(E)
Net investment income (loss) to average net assets	2.17	%(E)	1.78	%(E)
Portfolio turnover rate	15	%(C)	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.09		$16.86		$12.53	$13.01	$14.38	$16.35

Investment operations:
Net investment income (loss) (A)	0.07		0.46		0.06	0.17	0.11	0.26
Net realized and unrealized gain (loss)	1.13		(3.95)		4.86	0.48	0.67	(0.56)
Total investment operations	1.20		(3.49)		4.92	0.65	0.78	(0.30)
Contributions from affiliate	—		0.00	(B) (C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.47)		(0.10)	(0.21)	(0.19)	(0.32)
Net realized gains	(0.94)		(0.81)		(0.49)	(0.92)	(1.96)	(1.35)
Total dividends and/or distributions to shareholders	(1.00)		(1.28)		(0.59)	(1.13)	(2.15)	(1.67)

Net asset value, end of period/year	$12.29		$12.09		$16.86	$12.53	$13.01	$14.38
Total return (D)	10.50	%(E)	(22.39	)%(C)	40.12%	5.01%	7.89%	(2.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$805,120		$760,822		$1,072,922	$809,244	$887,342	$922,131
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.51	%(G)	0.50%		0.48%	0.53%	0.54%	0.51%
Including waiver and/or reimbursement and recapture	0.51	%(G) (H)	0.49%		0.48%	0.53%	0.54%	0.51%
Net investment income (loss) to average net assets	1.24	%(G)	3.37%		0.41%	1.40%	0.90%	1.65%
Portfolio turnover rate	6	%(E)	24%		8%	26%	1%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01)
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.66		$16.27		$12.11	$12.59	$13.88	$15.82

Investment operations:
Net investment income (loss) (A)	0.03		0.39		(0.03)	0.09	0.03	0.15
Net realized and unrealized gain (loss)	1.08		(3.89)		4.68	0.44	0.64	(0.55)
Total investment operations	1.11		(3.50)		4.65	0.53	0.67	(0.40)
Contributions from affiliate	—		0.01	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.31)		—	(0.09)	—	(0.19)
Net realized gains	(0.94)		(0.81)		(0.49)	(0.92)	(1.96)	(1.35)
Total dividends and/or distributions to shareholders	(0.94)		(1.12)		(0.49)	(1.01)	(1.96)	(1.54)

Net asset value, end of period/year	$11.83		$11.66		$16.27	$12.11	$12.59	$13.88
Total return (C)	10.05	%(D)	(23.00	)%(B)	39.09%	4.13%	7.10%	(3.03)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,550		$64,542		$116,319	$143,282	$205,681	$309,195
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.34	%(F)	1.30%		1.26%	1.31%	1.31%	1.26%
Including waiver and/or reimbursement and recapture	1.34	%(F) (G)	1.29%		1.26%	1.31%	1.31%	1.26%
Net investment income (loss) to average net assets	0.46	%(F)	2.89%		(0.23)%	0.74%	0.25%	1.02%
Portfolio turnover rate	6	%(D)	24%		8%	26%	1%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.11		$16.88		$12.53		$13.01		$14.38	$16.36

Investment operations:
Net investment income (loss) (A)	0.10		0.50		0.12		0.22		0.16	0.30
Net realized and unrealized gain (loss)	1.11		(3.95)		4.86		0.47		0.65	(0.57)
Total investment operations	1.21		(3.45)		4.98		0.69		0.81	(0.27)
Contributions from affiliate	—		0.02	(B)	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.53)		(0.14)		(0.25)		(0.22)	(0.36)
Net realized gains	(0.94)		(0.81)		(0.49)		(0.92)		(1.96)	(1.35)
Total dividends and/or distributions to shareholders	(1.03)		(1.34)		(0.63)		(1.17)		(2.18)	(1.71)

Net asset value, end of period/year	$12.29		$12.11		$16.88		$12.53		$13.01	$14.38
Total return	10.62	%(C)	(22.01	)%(B)	40.62%		5.31%		8.19%	(2.11)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,811		$30,933		$42,252		$32,886		$43,396	$51,209
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25	%(E)	0.25%		0.24%		0.26%		0.27%	0.26%
Including waiver and/or reimbursement and recapture	0.16	%(E) (F) (G)	0.15	%(G) (H)	0.15	%(H)	0.25	%(H)	0.27%	0.26%
Net investment income (loss) to average net assets	1.60	%(E)	3.65%		0.77%		1.81%		1.25%	1.95%
Portfolio turnover rate	6	%(C)	24%		8%		26%		1%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.96		$16.70	$12.41	$12.89	$14.22	$16.20

Investment operations:
Net investment income (loss) (A)	0.06		0.47	0.04	0.14	0.08	0.22
Net realized and unrealized gain (loss)	1.12		(3.98)	4.81	0.47	0.67	(0.57)
Total investment operations	1.18		(3.51)	4.85	0.61	0.75	(0.35)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.42)	(0.07)	(0.17)	(0.12)	(0.28)
Net realized gains	(0.94)		(0.81)	(0.49)	(0.92)	(1.96)	(1.35)
Total dividends and/or distributions to shareholders	(0.95)		(1.23)	(0.56)	(1.09)	(2.08)	(1.63)

Net asset value, end of period/year	$12.19		$11.96	$16.70	$12.41	$12.89	$14.22
Total return	10.39	%(B)	(22.64)%	39.84%	4.72%	7.71%	(2.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$748		$750	$1,519	$1,625	$1,940	$2,193
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.73%	0.72%	0.76%	0.80%	0.79%
Including waiver and/or reimbursement and recapture	0.77	%(D)(E)	0.73%	0.72%	0.76%	0.80%	0.79%
Net investment income (loss) to average net assets	1.00	%(D)	3.43%	0.26%	1.17%	0.61%	1.41%
Portfolio turnover rate	6	%(B)	24%	8%	26%	1%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$12.10		$13.86

Investment operations:
Net investment income (loss) (B)	0.02		0.02
Net realized and unrealized gain (loss)	1.18		(1.78)
Total investment operations	1.20		(1.76)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		—
Net realized gains	(0.94)		—
Total dividends and/or distributions to shareholders	(1.03)		—

Net asset value, end of period	$12.27		$12.10
Total return	10.49	%(C)	(12.70	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,332		$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.55	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)	0.35	%(E)
Net investment income (loss) to average net assets	0.37	%(E)	0.24	%(E)
Portfolio turnover rate	6	%(C)	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.84		$14.72		$11.87	$12.05	$12.81	$14.38

Investment operations:
Net investment income (loss) (A)	0.10		0.37		0.17	0.18	0.16	0.27
Net realized and unrealized gain (loss)	0.84		(3.12)		3.21	0.50	0.69	(0.50)
Total investment operations	0.94		(2.75)		3.38	0.68	0.85	(0.23)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.38)		(0.15)	(0.23)	(0.21)	(0.30)
Net realized gains	(0.27)		(0.75)		(0.38)	(0.63)	(1.40)	(1.04)
Total dividends and/or distributions to shareholders	(0.39)		(1.13)		(0.53)	(0.86)	(1.61)	(1.34)

Net asset value, end of period/year	$11.39		$10.84		$14.72	$11.87	$12.05	$12.81
Total return (D)	8.86	%(E)	(20.18	)%(C)	29.05%	5.75%	8.37%	(2.02)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,300,181		$1,256,097		$1,756,950	$1,423,975	$1,531,349	$1,589,016
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.47%		0.46%	0.50%	0.51%	0.49%
Including waiver and/or reimbursement and recapture	0.48	%(G)(H)	0.47	%(H)	0.46%	0.50%	0.51%	0.49%
Net investment income (loss) to average net assets	1.77	%(G)	3.05%		1.19%	1.59%	1.36%	1.98%
Portfolio turnover rate	15	%(E)	35%		8%	28%	3%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$10.98		$14.85		$11.96	$12.10	$12.72		$14.28

Investment operations:
Net investment income (loss) (A)	0.06		0.31		0.09	0.11	0.08		0.18
Net realized and unrealized gain (loss)	0.86		(3.22)		3.21	0.48	0.70		(0.52)
Total investment operations	0.92		(2.91)		3.30	0.59	0.78		(0.34)
Contributions from affiliate	—		0.01	(B)	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.22)		(0.03)	(0.10)	(0.00	)(C)	(0.18)
Net realized gains	(0.27)		(0.75)		(0.38)	(0.63)	(1.40)		(1.04)
Total dividends and/or distributions to shareholders	(0.28)		(0.97)		(0.41)	(0.73)	(1.40)		(1.22)

Net asset value, end of period/year	$11.62		$10.98		$14.85	$11.96	$12.10		$12.72
Total return (D)	8.43	%(E)	(20.81	)%(B)	28.03%	4.97%	7.60%		(2.82)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,795		$94,276		$166,140	$245,806	$354,235		$547,237
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.30	%(G)	1.27%		1.24%	1.27%	1.28%		1.24%
Including waiver and/or reimbursement and recapture	1.30	%(G)(H)	1.26%		1.24%	1.27%	1.28%		1.24%
Net investment income (loss) to average net assets	0.99	%(G)	2.47%		0.66%	0.93%	0.68%		1.33%
Portfolio turnover rate	15	%(E)	35%		8%	28%	3%		32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.04%.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.85		$14.73		$11.87		$12.04		$12.80	$14.38

Investment operations:
Net investment income (loss) (A)	0.12		0.42		0.21		0.22		0.19	0.30
Net realized and unrealized gain (loss)	0.84		(3.14)		3.21		0.50		0.68	(0.51)
Total investment operations	0.96		(2.72)		3.42		0.72		0.87	(0.21)
Contributions from affiliate	—		0.02	(B)	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.43)		(0.18)		(0.26)		(0.23)	(0.33)
Net realized gains	(0.27)		(0.75)		(0.38)		(0.63)		(1.40)	(1.04)
Total dividends and/or distributions to shareholders	(0.42)		(1.18)		(0.56)		(0.89)		(1.63)	(1.37)

Net asset value, end of period/year	$11.39		$10.85		$14.73		$11.87		$12.04	$12.80
Total return	9.04	%(C)	(19.78	)%(B)	29.42%		6.12%		8.64%	(1.84)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,585		$50,808		$73,488		$58,844		$72,827	$81,772
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.24	%(E)	0.24%		0.23%		0.25%		0.26%	0.25%
Including waiver and/or reimbursement and recapture	0.15	%(E)(F)(G)	0.14	%(G)(H)	0.14	%(H)	0.24	%(H)	0.26%	0.25%
Net investment income (loss) to average net assets	2.10	%(E)	3.40%		1.52%		1.92%		1.65%	2.24%
Portfolio turnover rate	15	%(C)	35%		8%		28%		3%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.82		$14.68	$11.84	$11.99	$12.73	$14.30

Investment operations:
Net investment income (loss) (A)	0.08		0.34	0.14	0.14	0.13	0.24
Net realized and unrealized gain (loss)	0.84		(3.12)	3.19	0.51	0.68	(0.52)
Total investment operations	0.92		(2.78)	3.33	0.65	0.81	(0.28)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.33)	(0.11)	(0.17)	(0.15)	(0.25)
Net realized gains	(0.27)		(0.75)	(0.38)	(0.63)	(1.40)	(1.04)
Total dividends and/or distributions to shareholders	(0.35)		(1.08)	(0.49)	(0.80)	(1.55)	(1.29)

Net asset value, end of period/year	$11.39		$10.82	$14.68	$11.84	$11.99	$12.73
Total return	8.71	%(B)	(20.34)%	28.63%	5.51%	8.08%	(2.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,283		$1,236	$1,781	$1,979	$2,082	$3,268
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.73%	0.77%	0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.73%	0.77%	0.78%	0.76%
Net investment income (loss) to average net assets	1.49	%(D)	2.78%	1.00%	1.26%	1.12%	1.74%
Portfolio turnover rate	15	%(B)	35%	8%	28%	3%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$10.85		$12.38

Investment operations:
Net investment income (loss) (B)	0.10		0.07
Net realized and unrealized gain (loss)	0.85		(1.60)
Total investment operations	0.95		(1.53)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		—
Net realized gains	(0.27)		—
Total dividends and/or distributions to shareholders	(0.40)		—

Net asset value, end of period	$11.40		$10.85
Total return	8.94	%(C)	(12.36	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$509		$215
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.54	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)	0.35	%(E)
Net investment income (loss) to average net assets	1.87	%(E)	0.93	%(E)
Portfolio turnover rate	15	%(C)	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.01		$13.31		$11.48	$11.46	$11.64	$12.80

Investment operations:
Net investment income (loss) (A)	0.11		0.32		0.22	0.19	0.18	0.26
Net realized and unrealized gain (loss)	0.69		(2.62)		2.11	0.47	0.69	(0.47)
Total investment operations	0.80		(2.30)		2.33	0.66	0.87	(0.21)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.20)	(0.25)	(0.23)	(0.27)
Net realized gains	—		(0.68)		(0.30)	(0.39)	(0.82)	(0.68)
Total dividends and/or distributions to shareholders	(0.16)		(1.00)		(0.50)	(0.64)	(1.05)	(0.95)

Net asset value, end of period/year	$10.65		$10.01		$13.31	$11.48	$11.46	$11.64
Total return (D)	8.04	%(E)	(18.65	)%(C)	20.68%	5.93%	8.51%	(1.89)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$827,631		$821,113		$1,171,334	$1,004,834	$1,066,485	$1,124,731
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.47%		0.44%	0.49%	0.49%	0.48%
Including waiver and/or reimbursement and recapture	0.48	%(G)(H)	0.47	%(H)	0.44%	0.49%	0.49%	0.48%
Net investment income (loss) to average net assets	2.19	%(G)	2.86%		1.76%	1.72%	1.64%	2.12%
Portfolio turnover rate	15	%(E)	43%		8%	24%	4%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.11		$13.38		$11.52	$11.47	$11.55	$12.70

Investment operations:
Net investment income (loss) (A)	0.07		0.25		0.17	0.12	0.10	0.17
Net realized and unrealized gain (loss)	0.70		(2.66)		2.07	0.45	0.70	(0.48)
Total investment operations	0.77		(2.41)		2.24	0.57	0.80	(0.31)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.18)		(0.08)	(0.13)	(0.06)	(0.16)
Net realized gains	—		(0.68)		(0.30)	(0.39)	(0.82)	(0.68)
Total dividends and/or distributions to shareholders	(0.05)		(0.86)		(0.38)	(0.52)	(0.88)	(0.84)

Net asset value, end of period/year	$10.83		$10.11		$13.38	$11.52	$11.47	$11.55
Total return (D)	7.64	%(E)	(19.23	)%(C)	19.75%	5.06%	7.77%	(2.68)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$53,045		$59,744		$104,930	$176,866	$266,489	$415,277
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.29	%(G)	1.26%		1.23%	1.27%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.29	%(G) (H)	1.25%		1.23%	1.27%	1.26%	1.23%
Net investment income (loss) to average net assets	1.42	%(G)	2.20%		1.30%	1.07%	0.93%	1.43%
Portfolio turnover rate	15	%(E)	43%		8%	24%	4%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.02		$13.32		$11.48		$11.46		$11.63	$12.80

Investment operations:
Net investment income (loss) (A)	0.13		0.35		0.27		0.22		0.20	0.29
Net realized and unrealized gain (loss)	0.69		(2.61)		2.10		0.47		0.70	(0.48)
Total investment operations	0.82		(2.26)		2.37		0.69		0.90	(0.19)
Contributions from affiliate	—		0.02	(B)	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.23)		(0.28)		(0.25)	(0.30)
Net realized gains	—		(0.68)		(0.30)		(0.39)		(0.82)	(0.68)
Total dividends and/or distributions to shareholders	(0.18)		(1.06)		(0.53)		(0.67)		(1.07)	(0.98)

Net asset value, end of period/year	$10.66		$10.02		$13.32		$11.48		$11.46	$11.63
Total return	8.29	%(C)	(18.24	)%(B)	21.03%		6.19%		8.86%	(1.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,056		$33,414		$47,079		$42,338		$49,587	$48,287
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25	%(E)	0.24%		0.22%		0.26%		0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.15	%(E)(F)(G)	0.15	%(G)(H)	0.13	%(H)	0.25	%(H)	0.26%	0.26%
Net investment income (loss) to average net assets	2.53	%(E)	3.15%		2.09%		2.00%		1.84%	2.40%
Portfolio turnover rate	15	%(C)	43%		8%		24%		4%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.96		$13.24		$11.42	$11.39	$11.57	$12.72

Investment operations:
Net investment income (loss) (A)	0.11		0.28		0.17	0.16	0.17	0.22
Net realized and unrealized gain (loss)	0.67		(2.59)		2.11	0.47	0.66	(0.46)
Total investment operations	0.78		(2.31)		2.28	0.63	0.83	(0.24)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.16)	(0.21)	(0.19)	(0.23)
Net realized gains	—		(0.68)		(0.30)	(0.39)	(0.82)	(0.68)
Total dividends and/or distributions to shareholders	(0.13)		(0.97)		(0.46)	(0.60)	(1.01)	(0.91)

Net asset value, end of period/year	$10.61		$9.96		$13.24	$11.42	$11.39	$11.57
Total return	7.95	%(D)	(18.78	)%(C)	20.34%	5.72%	8.21%	(2.08)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,808		$2,500		$2,991	$3,031	$3,058	$4,313
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.72	%(F)	0.71%		0.70%	0.73%	0.74%	0.73%
Including waiver and/or reimbursement and recapture	0.72	%(F)	0.71	%(G)	0.70%	0.73%	0.74%	0.73%
Net investment income (loss) to average net assets	2.10	%(F)	2.53%		1.36%	1.46%	1.54%	1.82%
Portfolio turnover rate	15	%(D)	43%		8%	24%	4%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$10.02		$11.45

Investment operations:
Net investment income (loss) (B)	0.09		0.09
Net realized and unrealized gain (loss)	0.71		(1.52)
Total investment operations	0.80		(1.43)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—

Net asset value, end of period	$10.67		$10.02
Total return	8.10	%(C)	(12.49	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$246		$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.55	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)	0.35	%(E)
Net investment income (loss) to average net assets	1.76	%(E)	1.33	%(E)
Portfolio turnover rate	15	%(C)	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.87		$11.97	$10.66	$10.57	$10.22	$10.38

Investment operations:
Net investment income (loss) (A)	0.09		0.53	0.28	0.16	0.24	0.16
Net realized and unrealized gain (loss)	0.42		(2.54)	1.98	0.58	0.69	(0.16)
Total investment operations	0.51		(2.01)	2.26	0.74	0.93	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.54)	(0.28)	(0.16)	(0.24)	(0.16)
Net realized gains	(0.67)		(0.55)	(0.67)	(0.49)	(0.34)	—
Total dividends and/or distributions to shareholders	(0.77)		(1.09)	(0.95)	(0.65)	(0.58)	(0.16)

Net asset value, end of period/year	$8.61		$8.87	$11.97	$10.66	$10.57	$10.22
Total return	6.14	%(B)	(18.29)%	22.01%	7.33%	9.85%	(0.07)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$234,581		$233,763	$327,930	$300,319	$332,117	$357,118
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.19	%(D)	5.34%	2.38%	1.53%	2.35%	1.51%
Portfolio turnover rate	8	%(B)	33%	32%	48%	35%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.87		$11.97	$10.66	$10.57	$10.22	$10.38

Investment operations:
Net investment income (loss) (A)	0.10		0.56	0.30	0.18	0.26	0.18
Net realized and unrealized gain (loss)	0.42		(2.55)	1.99	0.59	0.69	(0.16)
Total investment operations	0.52		(1.99)	2.29	0.77	0.95	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.56)	(0.31)	(0.19)	(0.26)	(0.18)
Net realized gains	(0.67)		(0.55)	(0.67)	(0.49)	(0.34)	—
Total dividends and/or distributions to shareholders	(0.78)		(1.11)	(0.98)	(0.68)	(0.60)	(0.18)

Net asset value, end of period/year	$8.61		$8.87	$11.97	$10.66	$10.57	$10.22
Total return	6.29	%(B)	(18.09)%	22.33%	7.61%	10.10%	0.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,841		$5,761	$10,351	$8,807	$9,321	$15,632
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35	%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.43	%(D)	5.59%	2.58%	1.75%	2.60%	1.73%
Portfolio turnover rate	8	%(B)	33%	32%	48%	35%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.60		$12.49	$10.12	$10.50	$10.64	$10.68

Investment operations:
Net investment income (loss) (A)	0.05		0.72	0.23	0.12	0.22	0.10
Net realized and unrealized gain (loss)	0.52		(3.17)	3.37	0.67	0.68	(0.05	)(B)
Total investment operations	0.57		(2.45)	3.60	0.79	0.90	0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.76)	(0.25)	(0.13)	(0.23)	(0.09)
Net realized gains	(1.07)		(0.68)	(0.98)	(1.04)	(0.81)	—
Total dividends and/or distributions to shareholders	(1.12)		(1.44)	(1.23)	(1.17)	(1.04)	(0.09)

Net asset value, end of period/year	$8.05		$8.60	$12.49	$10.12	$10.50	$10.64
Total return	7.39	%(C)	(22.09)%	37.55%	7.72%	10.28%	0.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$143,984		$139,118	$201,847	$164,147	$177,392	$190,928
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	1.27	%(E)	7.31%	2.00%	1.19%	2.16%	0.86%
Portfolio turnover rate	8	%(C)	30%	23%	52%	40%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts previously reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.62		$12.51	$10.13	$10.51	$10.64	$10.68

Investment operations:
Net investment income (loss) (A)	0.06		0.71	0.26	0.14	0.25	0.12
Net realized and unrealized gain (loss)	0.53		(3.14)	3.38	0.67	0.67	(0.04	)(B)
Total investment operations	0.59		(2.43)	3.64	0.81	0.92	0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.78)	(0.28)	(0.15)	(0.24)	(0.12)
Net realized gains	(1.07)		(0.68)	(0.98)	(1.04)	(0.81)	—
Total dividends and/or distributions to shareholders	(1.14)		(1.46)	(1.26)	(1.19)	(1.05)	(0.12)

Net asset value, end of period/year	$8.07		$8.62	$12.51	$10.13	$10.51	$10.64
Total return	7.52	%(C)	(21.84)%	37.96%	7.98%	10.57%	0.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,854		$5,451	$6,911	$5,134	$8,695	$25,038
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.38	%(E)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35	%(E)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	1.51	%(E)	7.21%	2.21%	1.44%	2.47%	1.09%
Portfolio turnover rate	8	%(C)	30%	23%	52%	40%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts previously reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.72		$10.75	$10.54	$10.29	$9.76	$10.10

Investment operations:
Net investment income (loss) (A)	0.14		0.33	0.28	0.20	0.25	0.22
Net realized and unrealized gain (loss)	0.30		(1.76)	0.35	0.30	0.57	(0.34)
Total investment operations	0.44		(1.43)	0.63	0.50	0.82	(0.12)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.32)	(0.28)	(0.20)	(0.26)	(0.22)
Net realized gains	(0.13)		(0.28)	(0.14)	(0.05)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.27)		(0.60)	(0.42)	(0.25)	(0.29)	(0.22)

Net asset value, end of period/year	$8.89		$8.72	$10.75	$10.54	$10.29	$9.76
Total return	5.18	%(B)	(13.92)%	6.10%	5.02%	8.51%	(1.21)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,157		$82,354	$114,974	$122,392	$131,052	$142,129
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.16	%(D)	3.37%	2.63%	1.91%	2.53%	2.21%
Portfolio turnover rate	8	%(B)	29%	22%	29%	26%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.72		$10.75	$10.54	$10.29	$9.76	$10.10

Investment operations:
Net investment income (loss) (A)	0.15		0.35	0.31	0.24	0.28	0.23
Net realized and unrealized gain (loss)	0.30		(1.75)	0.35	0.29	0.57	(0.33)
Total investment operations	0.45		(1.40)	0.66	0.53	0.85	(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.35)	(0.31)	(0.23)	(0.29)	(0.24)
Net realized gains	(0.13)		(0.28)	(0.14)	(0.05)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.63)	(0.45)	(0.28)	(0.32)	(0.24)

Net asset value, end of period/year	$8.89		$8.72	$10.75	$10.54	$10.29	$9.76
Total return	5.31	%(B)	(13.69)%	6.37%	5.29%	8.78%	(1.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$416		$450	$565	$552	$2,762	$3,156
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35	%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	3.43	%(D)	3.62%	2.86%	2.32%	2.75%	2.30%
Portfolio turnover rate	8	%(B)	29%	22%	29%	26%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS

At April 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	A,C,I,R,R3
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	A,C,I,R,R3
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	A,C,I,R,R3
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	A,C,I,R,R3
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.

Each Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate Growth, and Asset Allocation – Moderate funds also invest in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical,

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

1. ORGANIZATION (continued)

recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Funds from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. The Funds pay certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Funds are shown as a part of Other expenses within the Statements of Operations and (ii) the expenses payable to State Street for sub-administration services from the Funds are shown as part of Other accrued expenses within the Statements of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

Effective September 8, 2022, TAM has been designated as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds’ Board of Trustees. The net asset value of each Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Funds’ investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2023, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2023.

Repurchase agreements at April 30, 2023, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2023. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$804,749	$—	$—	$—	$—	$804,749
Total	$804,749	$—	$—	$—	$—	$804,749

Asset Allocation – Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$836,094	$—	$—	$836,094
Total	$—	$—	$836,094	$—	$—	$836,094

Asset Allocation – Moderate Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,494,771	$—	$—	$—	$—	$2,494,771
Total	$2,494,771	$—	$—	$—	$—	$2,494,771

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Moderate
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$1,514,973	$—	$—	$—	$—	$1,514,973
Total	$1,514,973	$—	$—	$—	$—	$1,514,973

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2023. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$(1,090,413)	$—	$(120,747)	$—	$—	$(1,211,160)
Total	$(1,090,413)	$—	$(120,747)	$—	$—	$(1,211,160)

Asset Allocation – Growth
Futures contracts	$—	$—	$(609,427)	$—	$—	$(609,427)
Total	$—	$—	$(609,427)	$—	$—	$(609,427)

Asset Allocation – Moderate Growth
Futures contracts	$(3,406,000)	$—	$(21,805)	$—	$—	$(3,427,805)
Total	$(3,406,000)	$—	$(21,805)	$—	$—	$(3,427,805)

Asset Allocation – Moderate
Futures contracts	$(1,966,619)	$—	$(104,562)	$—	$—	$(2,071,181)
Total	$(1,966,619)	$—	$(104,562)	$—	$—	$(2,071,181)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$1,930,272	$—	$502,616	$—	$—	$2,432,888
Total	$1,930,272	$—	$502,616	$—	$—	$2,432,888

Asset Allocation – Growth
Futures contracts	$—	$—	$1,498,286	$—	$—	$1,498,286
Total	$—	$—	$1,498,286	$—	$—	$1,498,286

Asset Allocation – Moderate Growth
Futures contracts	$5,970,776	$—	$1,177,294	$—	$—	$7,148,070
Total	$5,970,776	$—	$1,177,294	$—	$—	$7,148,070

Asset Allocation – Moderate
Futures contracts	$3,471,654	$—	$903,305	$—	$—	$4,374,959
Total	$3,471,654	$—	$903,305	$—	$—	$4,374,959

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2023.

	Asset Allocation – Conservative	Asset Allocation – Growth	Asset Allocation – Moderate Growth	Asset Allocation – Moderate
Futures contracts:
Average notional value of contracts – long	$34,495,428	$14,365,317	$99,817,236	$62,948,050

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of a Fund’s securities and assets fall, the value of your investment in a Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Asset allocation risk: A Fund’s investment performance is significantly impacted by a Fund’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes and select a mix of underlying funds may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect. The available underlying funds selected by the sub-adviser may underperform the market or similar funds.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Underlying funds risk: Because a Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that a Fund invests more of its assets in one underlying fund than in another, a Fund will have greater exposure to the risks of that underlying fund. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of a Fund’s prospectus identifies certain risks of each underlying fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, Aegon USA Investment Management, LLC (“AUIM”), Aegon Asset Management UK (“AAM UK”), TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2023, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$655,567	0.13%
Asset Allocation – Growth	9,646	0.00	(A)
Asset Allocation – Moderate Growth	1,727,223	0.12
Asset Allocation – Moderate	1,279,301	0.14

Fund	Account Balance	Percentage of Net Assets
Intermediate Horizon	$240,421,888	100.00%
Long Horizon	149,838,239	100.00
Short Horizon	81,572,657	100.00

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Fund	Rate
Asset Allocation – Conservative (A)
Effective November 1, 2022
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Growth (A)
Effective November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800

Fund	Rate
Asset Allocation – Moderate Growth (A)
Effective November 1, 2022
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Moderate (A)
Effective November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
Prior to November 1, 2022
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Intermediate Horizon	0.1200
Long Horizon	0.1200
Short Horizon	0.1200

(A)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2024. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Conservative
Effective March 1, 2023
Class A	0.52%	March 1, 2024
Class C	1.31	March 1, 2024
Class I	0.30	March 1, 2024
Class R	0.77	March 1, 2024
Class R3	0.35	March 1, 2025
Prior to March 1, 2023
Class A	0.60
Class C	1.35
Class I	0.35
Class R	0.95
Asset Allocation – Growth
Effective March 1, 2023
Class A	0.55	March 1, 2024
Class C	1.35	March 1, 2024
Class I	0.30	March 1, 2024
Class R	0.78	March 1, 2024
Class R3	0.35	March 1, 2025
Prior to March 1, 2023
Class A	0.60
Class I	0.35
Class R	0.95
Asset Allocation – Moderate Growth
Effective March 1, 2023
Class A	0.52	March 1, 2024
Class C	1.32	March 1, 2024
Class I	0.29	March 1, 2024
Class R	0.78	March 1, 2024
Class R3	0.35	March 1, 2025

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Prior to March 1, 2023
Class A	0.60%
Class C	1.35
Class I	0.35
Class R	0.85
Asset Allocation – Moderate
Effective March 1, 2023
Class A	0.52	March 1, 2024
Class C	1.31	March 1, 2024
Class I	0.29	March 1, 2024
Class R	0.76	March 1, 2024
Class R3	0.35	March 1, 2025
Prior to March 1, 2023
Class A	0.60
Class C	1.35
Class I	0.35
Class R	0.85
Intermediate Horizon
Class R	0.60	March 1, 2024
Class R4	0.35	March 1, 2024
Long Horizon
Class R	0.60	March 1, 2024
Class R4	0.35	March 1, 2024
Short Horizon
Class R	0.60	March 1, 2024
Class R4	0.35	March 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended April 30, 2023, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
Asset Allocation – Conservative
Class C	$—	$—	$—	$218	$218
Class R	—	—	—	27	27
Class R3 (B)	—	—	12	155	167
Asset Allocation – Growth
Class R	—	—	—	2	2
Class R3 (B)	—	—	84	943	1,027
Asset Allocation – Moderate Growth
Class R3 (B)	—	—	62	394	456
Asset Allocation – Moderate
Class R3 (B)	—	—	25	122	147
Intermediate Horizon
Class R	31,127	65,585	55,199	23,238	175,149
Class R4	1,361	2,815	2,422	776	7,374
Long Horizon
Class R	17,067	39,623	32,985	14,088	103,763
Class R4	1,183	1,781	1,661	771	5,396
Short Horizon
Class R	12,779	24,082	19,959	8,066	64,886
Class R4	201	157	140	59	557

(A)	For the six-month period of May 1, 2020 through October 31, 2020.
(B)	Class R3 commenced operations on March 1, 2022.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I.

On three occasions during period ended April 30, 2023, TCI, the Funds’ distributor/principal underwriter, returned to Class A, Class C and/or Class R3 of applicable Funds certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as a “Contributions from affiliate, Transamerica Capital, Inc.” within each applicable Fund’s Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2023, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$60,338	$157
Class C	—	1,962
Asset Allocation – Growth
Class A	219,030	658
Class C	—	4,823

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate Growth
Class A	$240,305	$1,110
Class C	—	4,140
Asset Allocation – Moderate
Class A	125,963	596
Class C	—	1,493

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

On April 18, 2022, TFS, the Funds’ transfer agent, returned to Class I of applicable Funds certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as a “Contributions from affiliate” within each applicable Fund’s Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

For the period ended April 30, 2023, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$208,823	$36,448
Asset Allocation – Growth	507,494	86,173
Asset Allocation – Moderate Growth	697,628	120,516
Asset Allocation – Moderate	404,364	71,165
Intermediate Horizon	211	34
Long Horizon	210	34
Short Horizon	15	3

Deferred compensation plan: Effective September 23, 2021, the Board approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by each series of the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2023, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2023.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$71,426,199	$76,026,713
Asset Allocation – Growth	52,251,834	82,497,252
Asset Allocation – Moderate Growth	201,629,977	194,570,580
Asset Allocation – Moderate	131,718,524	150,702,854
Intermediate Horizon	19,680,102	34,044,835
Long Horizon	12,451,557	18,227,498
Short Horizon	6,739,656	12,434,064

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative	$493,521,086	$25,798,897	$(15,275,458)	$10,523,439
Asset Allocation – Growth	811,260,277	111,580,379	(24,384,673)	87,195,706
Asset Allocation – Moderate Growth	1,330,265,481	149,497,234	(39,037,516)	110,459,718
Asset Allocation – Moderate	865,226,280	70,013,881	(22,999,189)	47,014,692
Intermediate Horizon	263,603,503	6,079,167	(29,150,832)	(23,071,665)
Long Horizon	163,636,795	4,116,716	(17,847,276)	(13,730,560)
Short Horizon	90,498,078	596,532	(9,484,317)	(8,887,785)

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2023

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2023

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2874964 4/23

© 2023 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2023

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on November 1, 2022, with U.S equity markets rebounding off October’s market lows which had been driven by elevated inflation, continuing U.S. Federal Reserve (“Fed”) interest rate hikes and the prospect that both of these negative factors might also result in a recession for the U.S. economy in the year ahead.

At its December 2022 meeting, the Fed slowed its pace of Fed fund rate increases with a 0.50% increase following four previous meetings with 0.75% hikes as inflation had begun to establish a slower trajectory after a peak increase of 9.1% in the Consumer Price Index. The declining pace of inflation and slower pace of Fed rate hikes combined with unexpectedly strong employment and consumer spending activity during January 2023, casting doubt on the premise that a recession was inevitable. In response, stocks moved higher to begin the new year. International equities also rallied aggressively as the dollar weakened and Europe’s economy proved more resilient than most had expected.

However, in March, markets were surprised by two prominent bank failures within days of one another. Silicon Valley Bank and Signature Bank were placed under government receivership as a result of mass depositor withdrawals and balance sheet shortfalls to cover them caused in part by price declines of longer-term bond portfolios suffering from recent rate increases. Immediately following these bank closures, the federal government swiftly responded with Federal Deposit Insurance Corporation guarantees for all depositors, and the Fed established the Bank Term Funding Program allowing banks to pledge their Treasury bonds at maturity value as loan collateral. These actions helped to calm markets and mitigate both depositor and investor angst, though stock price volatility in the regional banking sector continued.

During the month of April, markets began to focus on when the Fed might conclude its tightening cycle as rate hikes had slowed to 0.25% at the two previous meetings, inflation trends continued to display lower rates, and a consensus emerged that recent bank failures could lead to a stricter credit environment and add to ongoing recession risk. Nonetheless, first quarter gross domestic product growth remained positive, and monthly employment reports through the end of the month continued to display solid job gains. While the S&P 500® Index traded mostly between 3,800 - 4,200, during the period, it closed toward the upper end of this range.

In the fixed income markets, the Treasury bond yield curve continued to remain inverted throughout the period with short term rates higher than long term rates, a condition widely believed and supported by history as a precursor to upcoming recession. On the whole, fixed income investors were able to lock in higher yields for the period as compared to years past, and with modestly narrowing credit spreads (as measured by the broader bond market Bloomberg U.S. Aggregate Bond Index) posted for positive total returns.

For the six-month period ended April 30, 2023, the S&P 500® Index returned 8.63%, while the MSCI EAFE Index, representing international developed market equities, returned 24.19%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.91%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2022, and held for the entire six-month period until April 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$1,082.50	$3.05	$1,021.90	$2.96	0.59%
Class R	1,000.00	1,080.70	5.62	1,019.40	5.46	1.09

Transamerica Bond
Class A	1,000.00	1,065.30	4.76	1,020.20	4.66	0.93
Class C	1,000.00	1,063.70	7.98	1,016.90	7.72	1.56
Class I	1,000.00	1,068.90	2.56	1,022.30	2.51	0.50
Class I2	1,000.00	1,067.80	2.36	1,022.50	2.31	0.46
Class R	1,000.00	1,065.30	4.86	1,020.10	4.76	0.95
Class R6	1,000.00	1,067.80	2.36	1,022.50	2.31	0.46

Transamerica Capital Growth
Class A	1,000.00	953.60	5.62	1,019.00	5.81	1.16
Class C	1,000.00	950.00	9.19	1,015.40	9.49	1.90
Class I	1,000.00	955.30	4.02	1,020.70	4.16	0.83
Class I2	1,000.00	955.60	3.64	1,021.10	3.76	0.75
Class R	1,000.00	952.10	6.78	1,017.90	7.00	1.40
Class R6	1,000.00	955.60	3.59	1,021.10	3.71	0.74

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)		Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Core Bond
Class A	$1,000.00	$1,062.60	$4.32	(C)	$1,020.60	$4.26	0.85%
Class C	1,000.00	1,054.70	8.00	(C)	1,016.80	7.81	1.58
Class I	1,000.00	1,064.70	2.19	(C)	1,022.70	2.16	0.43
Class I2	1,000.00	1,067.50	2.20		1,022.70	2.16	0.43
Class I3	1,000.00	1,067.50	2.20		1,022.70	2.16	0.43
Class R	1,000.00	1,065.50	4.71		1,020.20	4.61	0.92
Class R4	1,000.00	1,066.00	3.38		1,021.50	3.31	0.66
Class R6	1,000.00	1,067.60	2.20		1,022.70	2.16	0.43

Transamerica Emerging Markets Debt
Class A	1,000.00	1,128.00	6.75		1,018.40	6.41	1.28
Class C	1,000.00	1,124.60	10.48		1,014.80	9.83	1.99
Class I	1,000.00	1,131.00	4.65		1,020.40	4.41	0.88
Class I2	1,000.00	1,130.40	4.23		1,020.80	4.01	0.80
Class R6	1,000.00	1,130.10	4.17		1,020.90	3.96	0.79

Transamerica Emerging Markets Opportunities
Class I	1,000.00	1,178.70	5.24		1,020.00	4.86	0.97
Class I2	1,000.00	1,179.60	4.76		1,020.40	4.41	0.88
Class R6	1,000.00	1,180.00	4.76		1,020.40	4.41	0.88

Transamerica Energy Infrastructure
Class A	1,000.00	974.20	7.73		1,017.00	7.90	1.58
Class C	1,000.00	970.10	11.48		1,013.10	11.73	2.35
Class I	1,000.00	976.00	6.27		1,018.40	6.41	1.28
Class I2	1,000.00	976.50	5.78		1,018.90	5.91	1.18

Transamerica Floating Rate
Class A	1,000.00	1,044.90	5.17		1,019.70	5.11	1.02	(D)
Class C	1,000.00	1,041.10	8.96		1,016.00	8.85	1.77	(D)
Class I	1,000.00	1,046.40	3.81		1,021.10	3.76	0.75	(D)
Class I2	1,000.00	1,046.40	3.81		1,021.10	3.76	0.75	(D)

Transamerica Government Money Market
Class A	1,000.00	1,019.10	2.15		1,022.70	2.16	0.43
Class C	1,000.00	1,018.30	2.85		1,021.70	2.83	0.57
Class I	1,000.00	1,019.40	1.90		1,022.90	1.91	0.38
Class I2	1,000.00	1,019.60	1.60		1,023.20	1.61	0.32
Class I3	1,000.00	1,019.60	1.60		1,023.20	1.61	0.32
Class R2	1,000.00	1,018.20	2.95		1,021.90	2.96	0.59
Class R4	1,000.00	1,019.70	1.45		1,023.40	1.45	0.29

Transamerica High Yield Bond
Class A	1,000.00	1,040.30	5.21		1,019.70	5.16	1.03
Class C	1,000.00	1,039.40	8.90		1,016.10	8.80	1.76
Class I	1,000.00	1,046.30	3.20		1,021.70	3.16	0.63
Class I2	1,000.00	1,046.40	3.15		1,021.70	3.11	0.62
Class I3	1,000.00	1,046.40	3.15		1,021.70	3.11	0.62
Class R	1,000.00	1,043.80	5.57		1,019.30	5.51	1.10
Class R4	1,000.00	1,043.80	4.31		1,020.60	4.26	0.85
Class R6	1,000.00	1,046.40	3.15		1,021.70	3.11	0.62

Transamerica High Yield ESG
Class I	1,000.00	1,052.60	3.87		1,021.00	3.81	0.76
Class I2	1,000.00	1,052.60	3.82		1,021.10	3.76	0.75
Class R6	1,000.00	1,022.90	1.15	(E)	1,021.40	3.46	0.69

Transamerica High Yield Muni
Class A	1,000.00	1,088.80	4.71		1,020.30	4.56	0.91
Class C	1,000.00	1,084.40	7.80		1,017.10	7.47	1.51
Class I	1,000.00	1,088.60	3.94		1,021.00	3.81	0.76
Class I2	1,000.00	1,088.90	3.78		1,021.20	3.66	0.73

Transamerica Inflation Opportunities
Class A	1,000.00	1,052.50	4.99		1,019.90	4.91	0.98	(D)
Class C	1,000.00	1,049.70	8.69		1,016.10	8.45	1.71	(D)
Class I	1,000.00	1,054.70	3.31		1,021.60	3.26	0.65	(D)
Class I2	1,000.00	1,054.70	3.26		1,021.60	3.21	0.64	(D)
Class R6	1,000.00	1,054.60	3.26		1,021.60	3.21	0.64	(D)

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)		Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Inflation-Protected Securities
Class I3	$1,000.00	$1,048.00	$2.69		$1,022.20	$2.66	0.53	% (D)
Class R	1,000.00	1,046.40	5.07		1,019.80	5.01	1.00	(D)
Class R4	1,000.00	1,048.20	3.30		1,021.60	3.26	0.65	(D)

Transamerica Intermediate Muni
Class A	1,000.00	1,089.80	3.52		1,021.40	3.41	0.68
Class C	1,000.00	1,086.70	6.67		1,018.20	6.38	1.29
Class I	1,000.00	1,089.50	2.54		1,022.40	2.46	0.49
Class I2	1,000.00	1,089.60	2.54		1,022.40	2.46	0.49

Transamerica International Equity
Class A	1,000.00	1,232.80	6.92		1,018.60	6.26	1.25
Class C	1,000.00	1,228.30	10.66		1,015.10	9.54	1.93
Class I	1,000.00	1,235.30	4.71		1,020.60	4.26	0.85
Class I2	1,000.00	1,236.20	4.16		1,021.10	3.76	0.75
Class I3	1,000.00	1,236.30	4.16		1,021.10	3.76	0.75
Class R	1,000.00	1,233.10	6.92		1,018.60	6.26	1.25
Class R4	1,000.00	1,234.30	5.54		1,019.80	5.01	1.00
Class R6	1,000.00	1,236.00	4.16		1,021.10	3.76	0.75

Transamerica International Focus
Class A	1,000.00	1,181.90	6.49		1,018.80	6.01	1.20
Class I	1,000.00	1,183.90	4.82		1,020.40	4.46	0.89
Class I2	1,000.00	1,182.80	4.44		1,020.70	4.11	0.82
Class R6	1,000.00	1,183.40	4.44		1,020.70	4.11	0.82

Transamerica International Small Cap Value
Class I	1,000.00	1,276.10	6.26		1,019.30	5.56	1.11
Class I2	1,000.00	1,276.70	5.70		1,019.80	5.06	1.01

Transamerica International Stock
Class A	1,000.00	1,225.50	6.90		1,018.60	6.26	1.25	(D)
Class I	1,000.00	1,226.30	5.52		1,019.80	5.01	1.00	(D)
Class I2	1,000.00	1,228.20	4.42		1,020.80	4.01	0.80	(D)
Class R6	1,000.00	1,227.40	4.42		1,020.80	4.01	0.80	(D)

Transamerica International Sustainable Equity
Class A	1,000.00	1,028.00	0.92	(F)	1,019.30	5.51	1.10
Class R6	1,000.00	1,029.00	0.58	(F)	1,021.30	3.51	0.70

Transamerica Large Cap Value
Class A	1,000.00	1,035.80	5.05		1,019.80	5.01	1.00
Class C	1,000.00	1,032.00	8.92		1,016.00	8.85	1.77
Class I	1,000.00	1,037.70	3.23		1,021.60	3.21	0.64
Class I2	1,000.00	1,037.50	3.18		1,021.70	3.16	0.63
Class R6	1,000.00	1,037.50	3.18		1,021.70	3.16	0.63

Transamerica Large Core ESG
Class A	1,000.00	1,045.90	1.28	(E)	1,021.00	3.81	0.76	(D)
Class I3	1,000.00	1,084.50	2.79		1,022.10	2.71	0.54	(D)
Class R	1,000.00	1,080.70	5.37		1,019.60	5.21	1.04	(D)
Class R4	1,000.00	1,082.00	4.13		1,020.80	4.01	0.80	(D)
Class R6	1,000.00	1,046.10	0.54	(E)	1,023.20	1.61	0.32	(D)

Transamerica Large Growth
Class I3	1,000.00	1,032.80	3.68		1,021.20	3.66	0.73
Class R	1,000.00	1,030.40	6.14		1,018.70	6.11	1.22
Class R4	1,000.00	1,032.10	4.59		1,020.30	4.56	0.91
Class R6	1,000.00	1,032.80	3.63		1,021.20	3.61	0.72

Transamerica Large Value Opportunities
Class I3	1,000.00	1,021.90	2.61		1,022.20	2.61	0.52	(D)
Class R	1,000.00	1,018.20	5.00		1,019.80	5.01	1.00	(D)
Class R4	1,000.00	1,020.60	3.76		1,021.10	3.76	0.75	(D)

Transamerica Long Credit
Class A	1,000.00	1,003.20	0.85	(F)	1,019.70	5.16	1.03
Class I	1,000.00	1,003.40	0.55	(F)	1,021.50	3.36	0.67

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)		Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Mid Cap Growth
Class A	$1,000.00	$1,067.20	$6.46		$1,018.50	$6.31	1.26%
Class C	1,000.00	1,061.70	10.17		1,014.80	9.83	1.99
Class I	1,000.00	1,069.50	4.52		1,020.40	4.41	0.88
Class I2	1,000.00	1,069.90	4.05		1,020.90	3.96	0.79
Class I3	1,000.00	1,068.60	4.00		1,020.90	3.91	0.78
Class R	1,000.00	1,066.30	6.56		1,018.40	6.41	1.28
Class R4	1,000.00	1,068.90	4.87		1,020.10	4.76	0.95
Class R6	1,000.00	1,070.00	4.00		1,020.90	3.91	0.78

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	1,022.70	6.02		1,018.80	6.01	1.20
Class C	1,000.00	1,018.60	9.36		1,015.50	9.35	1.87
Class I	1,000.00	1,024.30	4.27		1,020.60	4.26	0.85
Class I2	1,000.00	1,024.40	3.76		1,021.10	3.76	0.75
Class I3	1,000.00	1,024.30	3.76		1,021.10	3.76	0.75
Class R	1,000.00	1,022.40	6.27		1,018.60	6.26	1.25
Class R4	1,000.00	1,023.10	4.51		1,020.30	4.51	0.90
Class R6	1,000.00	1,024.20	3.76		1,021.10	3.76	0.75

Transamerica Multi-Asset Income
Class A	1,000.00	1,034.70	4.99		1,019.90	4.96	0.99
Class C	1,000.00	1,030.50	8.61		1,016.30	8.55	1.71
Class I	1,000.00	1,035.40	3.63		1,021.20	3.61	0.72
Class I2	1,000.00	1,035.30	3.23		1,021.60	3.21	0.64

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,081.90	5.06		1,019.90	4.91	0.98
Class C	1,000.00	1,077.80	8.96		1,016.20	8.70	1.74
Class I	1,000.00	1,083.00	3.87		1,021.10	3.76	0.75
Class R	1,000.00	1,080.80	5.98		1,019.00	5.81	1.16
Class R6	1,000.00	1,083.50	3.41		1,021.50	3.31	0.66

Transamerica Short-Term Bond
Class A	1,000.00	1,033.80	3.63		1,021.20	3.61	0.72
Class C	1,000.00	1,028.80	7.55		1,017.20	7.42	1.50
Class I	1,000.00	1,034.10	2.57		1,022.30	2.56	0.51
Class I2	1,000.00	1,034.60	2.07		1,022.80	2.06	0.41
Class I3	1,000.00	1,035.30	1.62	(G)	1,022.80	2.06	0.41
Class R	1,000.00	1,033.20	3.60	(G)	1,020.30	4.56	0.91
Class R4	1,000.00	1,034.20	2.57	(G)	1,021.60	3.26	0.65
Class R6	1,000.00	1,034.60	2.07		1,022.80	2.06	0.41

Transamerica Small Cap Growth
Class A	1,000.00	1,053.20	7.13		1,017.90	7.00	1.40
Class C	1,000.00	1,048.70	10.82		1,014.10	10.52	2.13
Class I	1,000.00	1,053.00	5.60		1,019.30	5.51	1.10
Class I2	1,000.00	1,054.90	5.10		1,019.80	5.01	1.00
Class I3	1,000.00	1,053.20	5.09		1,019.80	5.01	1.00
Class R	1,000.00	1,051.80	7.63		1,017.40	7.50	1.50
Class R4	1,000.00	1,053.80	5.86		1,019.10	5.76	1.15
Class R6	1,000.00	1,053.20	5.09		1,019.80	5.01	1.00

Transamerica Small Cap Value
Class A	1,000.00	949.30	6.04		1,018.60	6.26	1.25
Class C	1,000.00	945.70	9.75		1,014.80	10.09	2.02
Class I	1,000.00	951.00	4.64		1,020.00	4.81	0.96
Class I2	1,000.00	950.60	4.16		1,020.50	4.31	0.86
Class I3	1,000.00	952.30	4.16		1,020.50	4.31	0.86
Class R	1,000.00	949.60	6.57		1,018.10	6.81	1.36
Class R4	1,000.00	950.10	5.32		1,019.30	5.51	1.10
Class R6	1,000.00	951.20	4.16		1,020.50	4.31	0.86

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,007.20	6.07		1,018.70	6.11	1.22
Class C	1,000.00	1,003.60	9.79		1,015.00	9.84	1.97
Class I	1,000.00	1,008.40	4.63		1,020.20	4.66	0.93
Class I2	1,000.00	1,009.10	4.13		1,020.70	4.16	0.83
Class R6	1,000.00	1,009.10	4.13		1,020.70	4.16	0.83

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)		Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Sustainable Bond
Class I	$1,000.00	$1,073.70	$2.57		$1,022.30	$2.51	0.50%
Class I2	1,000.00	1,075.30	2.32		1,022.60	2.26	0.45
Class R6	1,000.00	1,031.40	0.63	(E)	1,022.90	1.91	0.38

Transamerica Sustainable Equity Income
Class A	1,000.00	1,032.20	5.24		1,019.60	5.21	1.04
Class C	1,000.00	1,027.50	9.55		1,015.20	9.39	1.90
Class I	1,000.00	1,033.10	3.78		1,021.10	3.76	0.75
Class I2	1,000.00	1,033.70	3.78		1,021.10	3.76	0.75
Class R6	1,000.00	1,033.70	3.78		1,021.10	3.76	0.75

Transamerica Sustainable Growth Equity
Class A	1,000.00	990.00	0.78	(F)	1,020.10	4.76	0.95
Class R6	1,000.00	990.00	0.45	(F)	1,022.10	2.76	0.55

Transamerica UltraShort Bond
Class A	1,000.00	1,003.70	0.57	(F)	1,021.40	3.46	0.69
Class I	1,000.00	1,004.00	0.29	(F)	1,023.10	1.76	0.35

Transamerica Unconstrained Bond
Class A	1,000.00	1,038.10	5.10		1,019.80	5.06	1.01	(D)
Class I	1,000.00	1,039.20	4.04		1,020.80	4.01	0.80	(D)
Class I2	1,000.00	1,039.80	3.54		1,021.30	3.51	0.70	(D)

Transamerica US Growth
Class A	1,000.00	1,116.50	5.62		1,019.50	5.36	1.07
Class C	1,000.00	1,112.60	9.74		1,015.60	9.30	1.86
Class I	1,000.00	1,118.00	4.15		1,020.90	3.96	0.79
Class I2	1,000.00	1,118.60	3.62		1,021.40	3.46	0.69
Class R6	1,000.00	1,118.60	3.62		1,021.40	3.46	0.69
Class T	1,000.00	1,118.50	3.89		1,021.10	3.71	0.74

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Class A, C and I commenced operations on November 1, 2022. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (178 days), and divided by the number of days in the year (365 days).

(D)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(E)	Class A and R6 commenced operations on March 1, 2023. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days).

(F)	Fund commenced operations on March 31, 2023. Actual expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (30 days), and divided by the number of days in the year (365 days).

(G)	Class I3, R and R4 commenced operations on December 9, 2022. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (142 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition

At April 30, 2023

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	59.5%
Corporate Debt Securities	14.2
U.S. Government Obligations	10.5
U.S. Government Agency Obligations	9.8
Commercial Paper	7.4
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.2
Short-Term U.S. Government Obligations	1.1
Other Investment Company	0.9
Foreign Government Obligations	0.4
Preferred Stocks	0.1
Net Other Assets (Liabilities) ^	(8.6)
Total	100.0%

Transamerica Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	41.3%
U.S. Government Obligations	29.3
Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.2
U.S. Government Agency Obligations	4.5
Repurchase Agreement	2.6
Commercial Paper	2.4
Short-Term U.S. Government Obligations	2.2
Other Investment Company	0.7
Foreign Government Obligations	0.4
Loan Assignment	0.2
Net Other Assets (Liabilities) ^	(4.4)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	9.45
Duration †	6.44

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	36.0%
AAA	13.5
AA	1.8
A	12.7
BBB	23.0
BB	9.4
B	3.5
CCC and Below	0.8
Not Rated	3.7
Net Other Assets (Liabilities) ^	(4.4)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.0%
Repurchase Agreement	4.0
Other Investment Company	3.2
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Core Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	33.0%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.0
Commercial Paper	17.1
Mortgage-Backed Securities	7.1
Asset-Backed Securities	4.9
Short-Term U.S. Government Obligations	4.4
Repurchase Agreement	2.3
Other Investment Company	0.6
Foreign Government Obligations	0.5
Preferred Stocks	0.2
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities)	(22.3)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.88
Duration †	6.33

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	56.6%
AAA	12.3
AA	1.5
A	9.7
BBB	21.3
BB	3.0
B	0.1
CCC and Below	0.1
Not Rated	17.7
Net Other Assets (Liabilities)	(22.3)
Total	100.0%

Transamerica Emerging Markets Debt

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	55.3%
Corporate Debt Securities	36.4
Repurchase Agreement	7.2
Other Investment Company	3.5
Net Other Assets (Liabilities) ^	(2.4)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	9.51
Duration †	5.21

Credit Quality ‡	Percentage of Net Assets
AAA	7.9%
AA	3.9
A	9.1
BBB	31.8
BB	23.9
B	12.9
CCC and Below	3.2
Not Rated	9.7
Net Other Assets (Liabilities) ^	(2.4)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica Emerging Markets Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	92.1%
Preferred Stocks	2.4
Other Investment Company	0.2
Net Other Assets (Liabilities) ^	5.3
Total	100.0%

Transamerica Energy Infrastructure

Asset Allocation	Percentage of Net Assets
Common Stocks	68.5%
Master Limited Partnerships	27.0
Other Investment Company	4.1
Repurchase Agreement	4.0
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Transamerica Floating Rate

Asset Allocation	Percentage of Net Assets
Loan Assignments	89.0%
Corporate Debt Securities	5.5
Asset-Backed Securities	1.4
Repurchase Agreement	0.7
Common Stocks	0.2
Preferred Stock	0.0 *
Net Other Assets (Liabilities)	3.2
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.28
Duration †	0.34

Credit Quality ‡	Percentage of Net Assets
AAA	2.1%
BBB	1.6
BB	28.8
B	60.8
CCC and Below	2.5
Not Rated	1.0
Net Other Assets (Liabilities)	3.2
Total	100.0%

Transamerica Government Money Market**

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	58.2%
Short-Term U.S. Government Agency Obligations	29.3
U.S. Government Agency Obligations	12.6
U.S. Government Obligations	1.4
Short-Term U.S. Government Obligations	0.4
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.16
Duration †	0.04

Transamerica High Yield Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	94.4%
Other Investment Company	10.8
Repurchase Agreement	3.2
Loan Assignments	1.6
Short-Term U.S. Government Obligation	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)	(10.3)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.53
Duration †	3.63

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.2%
AAA	3.2
BBB	6.7
BB	45.7
B	36.1
CCC and Below	6.7
Not Rated	11.7
Net Other Assets (Liabilities)	(10.3)
Total	100.0%

Transamerica High Yield ESG

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	95.1%
Other Investment Company	7.7
Net Other Assets (Liabilities)	(2.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.13
Duration †	3.78

Credit Quality ‡	Percentage of Net Assets
BBB	6.9%
BB	49.0
B	36.4
CCC and Below	2.8
Not Rated	7.7
Net Other Assets (Liabilities)	(2.8)
Total	100.0%

Transamerica High Yield Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	96.5%
Repurchase Agreement	2.2
Corporate Debt Securities	0.8
Net Other Assets (Liabilities)	0.5
Total	100.0%

Fund Characteristics	Years
Average Maturity §	21.15
Duration †	11.53

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica High Yield Muni (continued)

Credit Quality ‡	Percentage of Net Assets
AAA	2.2%
AA	3.4
A	1.3
BBB	19.9
BB	12.6
B	0.2
Not Rated	59.9
Net Other Assets (Liabilities)	0.5
Total	100.0%

Transamerica Inflation Opportunities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	52.1%
Foreign Government Obligations	28.4
Corporate Debt Securities	17.4
Short-Term Investment Company	0.7
Asset-Backed Security	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.82
Duration †	6.60

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	52.1%
AAA	14.4
AA	9.0
A	10.3
BBB	11.0
BB	1.5
B	0.1
Not Rated	0.9
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

Transamerica Inflation-Protected Securities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	79.9%
Foreign Government Obligations	13.3
Corporate Debt Securities	5.7
Other Investment Company	1.0
Asset-Backed Security	0.4
Short-Term Investment Company	0.1
Net Other Assets (Liabilities) ^	(0.4)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.84
Duration †	6.62

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	79.9%
AAA	7.7
AA	3.3
A	2.8
BBB	4.7
BB	0.9
Not Rated	1.1
Net Other Assets (Liabilities) ^	(0.4)
Total	100.0%

Transamerica Intermediate Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	96.6%
Repurchase Agreement	2.6
Net Other Assets (Liabilities)	0.8
Total	100.0%

Fund Characteristics	Years
Average Maturity §	9.64
Duration †	6.87

Credit Quality ‡	Percentage of Net Assets
AAA	5.3%
AA	59.3
A	17.5
BBB	6.4
BB	0.6
CCC and Below	0.1
Not Rated	10.0
Net Other Assets (Liabilities)	0.8
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Other Investment Company	3.0
Repurchase Agreement	0.4
Preferred Stock	0.2
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica International Focus

Asset Allocation	Percentage of Net Assets
Common Stocks	96.6%
Other Investment Company	4.2
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Other Investment Company	2.3
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica International Stock

Asset Allocation	Percentage of Net Assets
Common Stocks	95.2%
Other Investment Company	4.6
Preferred Stock	1.1
Exchange-Traded Fund	1.0
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica International Sustainable Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	95.9%
Net Other Assets (Liabilities)	4.1
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	2.1
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Large Core ESG

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Exchange-Traded Fund	1.9
Other Investment Company	1.3
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Other Investment Company	0.9
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	2.1
Total	100.0%

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	97.1%
Exchange-Traded Fund	2.0
Other Investment Company	0.6
Master Limited Partnership	0.3
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Long Credit

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	90.3%
U.S. Government Obligation	3.6
Foreign Government Obligations	2.2
Short-Term U.S. Government Obligation	2.0
Other Investment Company	0.6
Net Other Assets (Liabilities)	1.3
Total	100.0%

Fund Characteristics	Years
Average Maturity §	22.36
Duration †	12.57

Transamerica Long Credit (continued)

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	5.6%
AAA	1.5
AA	3.7
A	33.6
BBB	49.1
BB	4.6
Not Rated	0.6
Net Other Assets (Liabilities)	1.3
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	1.3
Net Other Assets (Liabilities)	1.0
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	93.0%
Repurchase Agreement	7.2
Other Investment Company	0.3
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Multi-Asset Income

Asset Allocation	Percentage of Net Assets
Common Stocks	53.8%
Corporate Debt Securities	42.4
Other Investment Company	6.2
Preferred Stocks	2.7
Repurchase Agreement	0.0 *
Net Other Assets (Liabilities)	(5.1)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	60.0%
Corporate Debt Securities	13.6
U.S. Government Obligations	10.1
U.S. Government Agency Obligations	9.5
Commercial Paper	7.5
Mortgage-Backed Securities	2.6
Asset-Backed Securities	1.9
Repurchase Agreement	1.1
Short-Term U.S. Government Obligations	0.8
Foreign Government Obligations	0.4
Other Investment Company	0.1
Preferred Stocks	0.1
Net Other Assets (Liabilities) ^	(7.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.83
Duration †	6.33

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica Multi-Managed Balanced (continued)

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	20.4%
AAA	4.9
AA	0.6
A	4.1
BBB	8.8
BB	1.2
B	0.1
Not Rated	67.6
Net Other Assets (Liabilities) ^	(7.7)
Total	100.0%

Transamerica Short-Term Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	66.4%
Asset-Backed Securities	11.5
Mortgage-Backed Securities	11.0
U.S. Government Obligations	8.1
Repurchase Agreement	2.7
U.S. Government Agency Obligations	0.7
Other Investment Company	0.4
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.07
Duration †	1.84

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	8.8%
AAA	16.1
AA	2.4
A	23.4
BBB	45.9
BB	2.8
B	0.9
CCC and Below	0.1
Not Rated	0.4
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.6%
Repurchase Agreement	3.6
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Repurchase Agreement	2.5
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.6%
Repurchase Agreement	3.1
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Sustainable Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	44.2%
U.S. Government Agency Obligations	15.4
U.S. Government Obligations	15.4
Asset-Backed Securities	13.4
Mortgage-Backed Securities	6.3
Short-Term U.S. Government Agency Obligation	4.6
Commercial Paper	3.2
Other Investment Company	2.4
Foreign Government Obligations	1.9
Loan Assignments	1.0
Net Other Assets (Liabilities)	(7.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	3.10
Duration †	6.39

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	35.4%
AAA	5.5
AA	4.8
A	16.6
BBB	21.4
BB	10.6
B	1.3
CCC and Below	0.3
Not Rated	11.9
Net Other Assets (Liabilities)	(7.8)
Total	100.0%

Transamerica Sustainable Equity Income

Asset Allocation	Percentage of Net Assets
Common Stocks	99.7%
Other Investment Company	3.6
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(3.5)
Total	100.0%

Transamerica Sustainable Growth Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Net Other Assets (Liabilities)	2.8
Total	100.0%

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica UltraShort Bond

Asset Allocation	Percentage of Net Assets
Commercial Paper	56.2%
Corporate Debt Securities	22.6
Asset-Backed Securities	11.6
Short-Term U.S. Government Obligations	5.8
Mortgage-Backed Securities	3.5
Net Other Assets (Liabilities)	0.3
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.50
Duration †	0.31

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	5.8%
AAA	7.3
AA	2.6
A	10.3
BBB	17.5
Not Rated	56.2
Net Other Assets (Liabilities)	0.3
Total	100.0%

Transamerica Unconstrained Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	27.0%
U.S. Government Obligations	25.9
Short-Term U.S. Government Obligations	17.0
Asset-Backed Securities	12.0
Loan Assignments	7.4
Short-Term Investment Company	4.2
Other Investment Company	3.9
Foreign Government Obligations	0.4
Common Stocks	0.4
Preferred Stock	0.2
Short-Term Foreign Government Obligations	0.2
Net Other Assets (Liabilities) ^	1.4
Total	100.0%

Fund Characteristics	Years
Average Maturity §	3.85
Duration †	1.62

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	42.9%
AAA	7.0
AA	6.0
A	5.4
BBB	6.5
BB	8.3
B	11.6
CCC and Below	0.9
Not Rated	10.0
Net Other Assets (Liabilities) ^	1.4
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

**

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	177	$38,646
Howmet Aerospace, Inc.	810	35,875
Raytheon Technologies Corp.	5,715	570,929
Textron, Inc.	3,533	236,499

		881,949

Air Freight & Logistics - 0.7%
FedEx Corp.	645	146,918
United Parcel Service, Inc., Class B	3,235	581,686

		728,604

Automobile Components - 0.1%
Aptiv PLC (A)	779	80,128
Magna International, Inc.	165	8,606

		88,734

Automobiles - 0.7%
Tesla, Inc. (A)	4,578	752,211

Banks - 2.0%
Bank of America Corp.	20,664	605,042
Citigroup, Inc.	3,027	142,481
Fifth Third Bancorp	4,878	127,804
M&T Bank Corp.	502	63,152
Truist Financial Corp.	7,806	254,319
US Bancorp	10,472	358,980
Wells Fargo & Co.	14,206	564,688

		2,116,466

Beverages - 1.6%
Coca-Cola Co.	12,194	782,245
Constellation Brands, Inc., Class A	889	203,999
Monster Beverage Corp. (A)	1,386	77,616
PepsiCo, Inc.	3,223	615,238

		1,679,098

Biotechnology - 1.9%
AbbVie, Inc.	5,340	806,981
Biogen, Inc. (A)	727	221,175
BioMarin Pharmaceutical, Inc. (A)	550	52,822
Neurocrine Biosciences, Inc. (A)	517	52,238
Regeneron Pharmaceuticals, Inc. (A)	493	395,283
Sarepta Therapeutics, Inc. (A)	561	68,874
Vertex Pharmaceuticals, Inc. (A)	1,180	402,061

		1,999,434

Broadline Retail - 1.9%
Amazon.com, Inc. (A)	18,705	1,972,442

Building Products - 0.6%
Masco Corp.	2,779	148,704
Trane Technologies PLC	2,259	419,745

		568,449

Capital Markets - 1.0%
Charles Schwab Corp.	1,245	65,039
CME Group, Inc.	2,097	389,560
Goldman Sachs Group, Inc.	301	103,375
Morgan Stanley	2,999	269,820
Raymond James Financial, Inc.	2,294	207,676

		1,035,470

Chemicals - 1.3%
Air Products & Chemicals, Inc.	399	117,450
Celanese Corp.	391	41,540

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	3,640	$ 198,016
DuPont de Nemours, Inc.	856	59,680
Eastman Chemical Co.	2,068	174,270
Linde PLC	1,220	450,729
LyondellBasell Industries NV, Class A	1,007	95,272
PPG Industries, Inc.	1,715	240,546

		1,377,503

Commercial Services & Supplies - 0.1%
Cintas Corp.	261	118,956

Communications Equipment - 0.1%
Motorola Solutions, Inc.	514	149,780

Consumer Finance - 0.3%
American Express Co.	1,507	243,139
Capital One Financial Corp.	666	64,802

		307,941

Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	1,258	633,051

Containers & Packaging - 0.0% (B)
Avery Dennison Corp.	246	42,922

Distributors - 0.1%
LKQ Corp.	989	57,095

Diversified Telecommunication Services - 0.0% (B)
AT&T, Inc.	923	16,309

Electric Utilities - 0.8%
NextEra Energy, Inc.	8,014	614,113
PG&E Corp. (A)	15,487	264,982

		879,095

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,245	375,184

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	2,269	75,376
Keysight Technologies, Inc. (A)	187	27,048

		102,424

Energy Equipment & Services - 0.1%
Baker Hughes Co.	3,220	94,153

Entertainment - 0.3%
Netflix, Inc. (A)	1,066	351,705

Financial Services - 3.4%
Berkshire Hathaway, Inc., Class B (A)	2,792	917,312
FleetCor Technologies, Inc. (A)	1,075	229,964
Intercontinental Exchange, Inc.	2,680	291,932
Mastercard, Inc., Class A	2,656	1,009,360
S&P Global, Inc.	847	307,105
State Street Corp.	1,417	102,393
Visa, Inc., Class A	3,166	736,823

		3,594,889

Food Products - 0.2%
Mondelez International, Inc., Class A	2,615	200,623

Ground Transportation - 0.6%
CSX Corp.	3,882	118,945
Norfolk Southern Corp.	797	161,815
Uber Technologies, Inc. (A)	2,443	75,855
Union Pacific Corp.	1,099	215,074

		571,689

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	3,465	$ 382,778
Baxter International, Inc.	3,838	182,996
Boston Scientific Corp. (A)	6,015	313,502
Dexcom, Inc. (A)	703	85,302
Intuitive Surgical, Inc. (A)	1,095	329,836
Medtronic PLC	2,617	238,016
ResMed, Inc.	84	20,241
Stryker Corp.	446	133,644

		1,686,315

Health Care Providers & Services - 1.9%
Centene Corp. (A)	2,793	192,521
CVS Health Corp.	1,341	98,309
Elevance Health, Inc.	739	346,332
Humana, Inc.	353	187,263
McKesson Corp.	328	119,471
UnitedHealth Group, Inc.	2,102	1,034,373

		1,978,269

Health Care REITs - 0.2%
Ventas, Inc.	4,453	213,967

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	150	402,947
Chipotle Mexican Grill, Inc. (A)	215	444,538
Domino’s Pizza, Inc.	229	72,701
Expedia Group, Inc. (A)	1,838	172,698
Marriott International, Inc., Class A	1,172	198,466
McDonald’s Corp.	931	275,343
Royal Caribbean Cruises Ltd. (A)	378	24,733
Yum! Brands, Inc.	2,179	306,324

		1,897,750

Household Durables - 0.2%
Lennar Corp., Class A	1,218	137,403
Toll Brothers, Inc.	1,308	83,594
Whirlpool Corp.	172	24,009

		245,006

Household Products - 1.0%
Colgate-Palmolive Co.	4,781	381,524
Kimberly-Clark Corp.	1,180	170,970
Procter & Gamble Co.	3,092	483,527

		1,036,021

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	3,653	730,016

Industrial REITs - 0.4%
Prologis, Inc.	3,610	452,153

Insurance - 1.1%
Globe Life, Inc.	1,401	152,036
MetLife, Inc.	595	36,491
Progressive Corp.	4,394	599,342
Travelers Cos., Inc.	2,164	391,987

		1,179,856

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (A)	11,795	1,266,075
Alphabet, Inc., Class C (A)	9,024	976,577
Meta Platforms, Inc., Class A (A)	4,914	1,180,933

		3,423,585

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.7%
Accenture PLC, Class A	1,890	$ 529,748
Cognizant Technology Solutions Corp., Class A	3,465	206,895

		736,643

Life Sciences Tools & Services - 1.0%
Danaher Corp.	1,311	310,589
Thermo Fisher Scientific, Inc.	1,253	695,290

		1,005,879

Machinery - 1.1%
Deere & Co.	1,148	433,967
Dover Corp.	951	138,998
Otis Worldwide Corp.	2,704	230,651
Parker-Hannifin Corp.	972	315,784

		1,119,400

Media - 0.9%
Charter Communications, Inc., Class A (A)	948	349,527
Comcast Corp., Class A	12,940	535,328

		884,855

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	2,122	80,445
Nucor Corp.	656	97,206

		177,651

Multi-Utilities - 0.9%
Ameren Corp.	1,769	157,388
CenterPoint Energy, Inc.	5,429	165,422
CMS Energy Corp.	1,176	73,218
Dominion Energy, Inc.	1,844	105,366
Public Service Enterprise Group, Inc.	5,535	349,812
Sempra Energy	511	79,455

		930,661

Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	2,001	337,329
ConocoPhillips	4,836	497,576
Diamondback Energy, Inc.	2,569	365,312
EOG Resources, Inc.	3,792	453,030
Exxon Mobil Corp.	9,100	1,076,894
Marathon Oil Corp.	5,232	126,405

		2,856,546

Passenger Airlines - 0.1%
Southwest Airlines Co.	1,636	49,554

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	8,375	559,199
Eli Lilly & Co.	1,635	647,231
Johnson & Johnson	3,229	528,587
Merck & Co., Inc.	3,834	442,712
Pfizer, Inc.	3,950	153,616

		2,331,345

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	527	50,444
Leidos Holdings, Inc.	1,541	143,714

		194,158

Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	1,801	124,089
Sun Communities, Inc.	1,147	159,353

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
UDR, Inc.	3,434	$ 141,927

		425,369

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	5,039	450,335
Analog Devices, Inc.	3,058	550,073
Broadcom, Inc.	139	87,084
Lam Research Corp.	959	502,593
NVIDIA Corp.	3,893	1,080,269
NXP Semiconductors NV	2,880	471,571
Qorvo, Inc. (A)	950	87,476
Teradyne, Inc.	1,506	137,618
Texas Instruments, Inc.	4,012	670,806

		4,037,825

Software - 5.7%
Adobe, Inc. (A)	1,494	564,075
Cadence Design Systems, Inc. (A)	549	114,988
DocuSign, Inc. (A)	473	23,385
Intuit, Inc.	895	397,335
Microsoft Corp.	13,951	4,286,584
Oracle Corp.	2,590	245,325
Salesforce, Inc. (A)	1,124	222,968
Workday, Inc., Class A (A)	810	150,773

		6,005,433

Specialized REITs - 0.4%
Equinix, Inc.	262	189,709
SBA Communications Corp.	997	260,107

		449,816

Specialty Retail - 1.8%
AutoNation, Inc. (A)	770	101,409
AutoZone, Inc. (A)	126	335,577
Best Buy Co., Inc.	2,602	193,901
Burlington Stores, Inc. (A)	538	103,732
Home Depot, Inc.	460	138,248
Lowe’s Cos., Inc.	3,070	638,038
O’Reilly Automotive, Inc. (A)	158	144,935
TJX Cos., Inc.	2,683	211,474
Ulta Beauty, Inc. (A)	69	38,049

		1,905,363

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	26,601	4,513,658
Seagate Technology Holdings PLC	3,378	198,525

		4,712,183

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	2,724	345,185

Tobacco - 0.3%
Altria Group, Inc.	2,205	104,759
Philip Morris International, Inc.	1,976	197,541

		302,300

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	1,344	193,402

Total Common Stocks (Cost $41,563,877)		62,202,682

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 11.64% (C)	2,950	$ 86,051

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C) (D)	320	6,848

Total Preferred Stocks (Cost $94,058)		92,899

	Principal	Value
ASSET-BACKED SECURITIES - 2.2%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	$43,053	39,291
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	15,168	14,708
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	8,461	8,164
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 6.26% (C), 10/18/2030 (E)	347,273	344,115
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS, Class A, 1.93%, 07/20/2048 (E)	80,346	60,757
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (E)	220,758	180,588
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	107,264	96,820
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	112,026	98,518
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	5,412	5,309
MVW LLC Series 2023-1A, Class A, 4.93%, 10/20/2040 (E)	100,000	99,673
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (E)	330,000	324,172
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (E)	330,000	322,410
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 6.44% (C), 01/20/2031 (E)	200,000	198,191
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 03/08/2029 (E)	23,029	22,161
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	47,012	45,011

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (C), 07/20/2030 (E)	$ 210,616	$ 208,814
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	62,928	58,661
Series 2023-1A, Class A,
5.20%, 01/20/2040	95,602	95,940
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (E)	130,000	119,310

Total Asset-Backed Securities (Cost $2,470,525)		2,342,613

CORPORATE DEBT SECURITIES - 14.2%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	91,000	70,748
5.15%, 05/01/2030	85,000	85,447
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	108,000	92,080

		248,275

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031	153,000	120,769

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	54,000	47,104
BorgWarner, Inc. 3.38%, 03/15/2025 (D)	36,000	35,016

		82,120

Automobiles - 0.3%
Ford Motor Co. 4.35%, 12/08/2026 (D)	63,000	61,236
General Motors Co. 6.25%, 10/02/2043	15,000	14,530
General Motors Financial Co., Inc. 5.00%, 04/09/2027	70,000	69,127
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (D) (E)	200,000	210,223

		355,116

Banks - 1.7%
Bank of America Corp.
Fixed until 02/04/2024, 1.84% (C), 02/04/2025	51,000	49,493
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	71,000	67,214
5.29%, 04/25/2034	160,000	160,740
Barclays PLC Fixed until 11/02/2025, 7.33% (C), 11/02/2026	203,000	210,497
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (C), 10/27/2028	219,000	205,215
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	252,265

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	$ 65,000	$ 63,127
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (E)	200,000	214,360
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	106,000	95,926
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	59,000	56,548
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	92,000	94,820
Truist Financial Corp. Fixed until 01/26/2033, 5.12% (C), 01/26/2034	129,000	124,866
Wells Fargo & Co.
5.39%, 04/24/2034	115,000	116,649
Fixed until 06/15/2024 (F), 5.90%	40,000	37,716

		1,749,436

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	90,000	84,560
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	57,765
3.70%, 12/06/2026	16,000	15,533

		157,858

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	45,220
4.05%, 11/21/2039	40,000	35,334
Amgen, Inc.
2.00%, 01/15/2032	40,000	32,358
5.60%, 03/02/2043	48,000	49,372
CSL Finance PLC 4.63%, 04/27/2042 (E)	48,000	45,514
Gilead Sciences, Inc. 4.15%, 03/01/2047	24,000	21,267

		229,065

Building Products - 0.2%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	60,847
3.75%, 12/01/2027	72,000	68,925
Carrier Global Corp. 2.72%, 02/15/2030	42,000	36,725

		166,497

Capital Markets - 0.8%
Credit Suisse Group AG Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (E)	262,000	265,842
Deutsche Bank AG Fixed until 11/10/2032, 7.08% (C), 02/10/2034	200,000	186,820
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (C), 02/24/2033	149,000	128,177

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 12/10/2025, 0.99% (C), 12/10/2026	$ 35,000	$ 31,275
5.25%, 04/21/2034	138,000	139,108
Northern Trust Corp. 6.13%, 11/02/2032	118,000	125,938

		877,160

Chemicals - 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (E)	74,000	60,064
Nutrien Ltd. 4.90%, 03/27/2028	50,000	50,112

		110,176

Commercial Services & Supplies - 0.4%
ADT Security Corp. 4.13%, 08/01/2029 (E)	79,000	68,631
Ashtead Capital, Inc. 4.25%, 11/01/2029 (E)	200,000	186,106
Republic Services, Inc. 5.00%, 04/01/2034	66,000	67,366
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	160,000	126,090

		448,193

Construction & Engineering - 0.0% (B)
Quanta Services, Inc. 2.90%, 10/01/2030	56,000	48,531

Consumer Finance - 0.2%
BMW US Capital LLC 2.80%, 04/11/2026 (E)	65,000	62,297
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (E)	200,000	175,004

		237,301

Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	123,000	98,437
Sysco Corp. 3.30%, 07/15/2026	104,000	100,205

		198,642

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	64,000	58,283

Diversified REITs - 0.1%
Broadstone Net Lease LLC 2.60%, 09/15/2031	123,000	90,103

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	25,861
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	142,744
2.99%, 10/30/2056	105,000	67,707

		236,312

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	66,000	63,982

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$ 34,000	$ 35,052
DTE Electric Co. 4.30%, 07/01/2044	101,000	90,179
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	108,000	86,209
Duke Energy Progress LLC 3.60%, 09/15/2047	64,000	50,035
Entergy Arkansas LLC 3.70%, 06/01/2024	48,000	47,325
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	20,000	20,659
Pacific Gas & Electric Co. 2.50%, 02/01/2031	69,000	55,829
PacifiCorp
3.60%, 04/01/2024	61,000	60,118
5.75%, 04/01/2037	20,000	21,505
Public Service Electric & Gas Co. 3.00%, 05/15/2025	49,000	47,333

		578,226

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. 2.95%, 02/15/2032	85,000	70,708
Keysight Technologies, Inc. 4.60%, 04/06/2027	130,000	129,747
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	50,000	45,544
Trimble, Inc. 6.10%, 03/15/2033	70,000	71,563

		317,562

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	90,000	87,030
Schlumberger Investment SA 3.65%, 12/01/2023	26,000	25,744

		112,774

Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	150,000	144,956
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	43,821
5.50%, 12/15/2024 (E)	147,000	144,961
Equitable Holdings, Inc. 5.59%, 01/11/2033	127,000	126,092

		459,830

Food Products - 0.4%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	94,000	80,551
Cargill, Inc. 5.13%, 10/11/2032 (D) (E)	49,000	50,740
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (E)	44,000	37,617
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	102,000	82,172

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Viterra Finance BV 4.90%, 04/21/2027 (E)	$ 200,000	$ 193,060

		444,140

Ground Transportation - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	121,000	113,478
5.50%, 01/15/2026 (D) (E)	47,000	46,080
Norfolk Southern Corp. 4.55%, 06/01/2053	141,000	127,805

		287,363

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	200,000	188,076
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030 (E)	100,000	105,102

		293,178

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	80,000	68,133
3.38%, 02/15/2030	60,000	53,109
Cigna Group 2.40%, 03/15/2030	61,000	52,819
CVS Health Corp. 2.70%, 08/21/2040	50,000	35,768
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	52,386
5.13%, 02/15/2053	49,000	48,650
HCA, Inc.
4.13%, 06/15/2029	28,000	26,485
5.25%, 04/15/2025	16,000	16,027
5.50%, 06/15/2047	50,000	46,996
Humana, Inc. 5.50%, 03/15/2053	50,000	50,952
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	51,000	46,072
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	16,000	14,998
UnitedHealth Group, Inc. 5.20%, 04/15/2063	74,000	75,385

		587,780

Health Care REITs - 0.1%
Physicians Realty LP 2.63%, 11/01/2031	94,000	74,590
Ventas Realty LP 3.25%, 10/15/2026	86,000	80,325

		154,915

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031 (D)	6,000	5,045
3.80%, 02/15/2028	65,000	61,230
Hyatt Hotels Corp. 1.80%, 10/01/2024	41,000	38,953
Warnermedia Holdings, Inc. 5.05%, 03/15/2042 (E)	114,000	93,394

		198,622

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	$ 48,000	$ 40,412
4.50%, 03/11/2044	79,000	71,248

		111,660

Industrial REITs - 0.0% (B)
Prologis LP 5.25%, 06/15/2053	41,000	40,994

Insurance - 0.5%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	107,000	108,038
Global Atlantic Finance Co. 3.13%, 06/15/2031 (E)	159,000	123,016
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (E)	224,000	212,430
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	94,000	80,554

		524,038

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024 (D)	200,000	198,522
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	97,000	95,403

		293,925

IT Services - 0.1%
Fiserv, Inc. 5.45%, 03/02/2028	71,000	72,685
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	78,000	32,370

		105,055

Machinery - 0.1%
CNH Industrial Capital LLC 4.55%, 04/10/2028	70,000	69,140

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	44,000	32,912
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (E)	35,000	31,613
Comcast Corp. 2.94%, 11/01/2056	17,000	11,291
NBCUniversal Media LLC 4.45%, 01/15/2043	24,000	21,987
Paramount Global 4.20%, 05/19/2032 (D)	44,000	37,857

		135,660

Metals & Mining - 0.5%
Anglo American Capital PLC 4.50%, 03/15/2028 (E)	200,000	192,421
ArcelorMittal SA 6.55%, 11/29/2027	101,000	105,323
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	105,000	103,691
Glencore Funding LLC 2.63%, 09/23/2031 (E)	82,000	67,871

		469,306

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	$ 71,000	$ 70,249
CMS Energy Corp.
3.88%, 03/01/2024	17,000	16,790
4.88%, 03/01/2044	26,000	24,110

		111,149

Office REITs - 0.1%
Corporate Office Properties LP 2.25%, 03/15/2026	35,000	31,219
Highwoods Realty LP 4.13%, 03/15/2028	47,000	41,642
Office Properties Income Trust 3.45%, 10/15/2031	40,000	20,591

		93,452

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP 3.40%, 02/15/2031	46,000	40,333
Chevron USA, Inc. 3.25%, 10/15/2029	47,000	44,579
Energy Transfer LP
4.90%, 02/01/2024	41,000	40,745
5.15%, 03/15/2045	75,000	65,301
5.55%, 02/15/2028	43,000	43,840
5.95%, 10/01/2043	28,000	27,000
Enterprise Products Operating LLC 4.25%, 02/15/2048	104,000	88,470
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	52,000	51,581
Occidental Petroleum Corp. 5.55%, 03/15/2026	62,000	62,520
ONEOK, Inc. 6.10%, 11/15/2032	100,000	104,380
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	112,325
7.69%, 01/23/2050	17,000	11,379
Pioneer Natural Resources Co. 2.15%, 01/15/2031	90,000	75,271
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	52,000	46,844
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	41,000	39,638
Shell International Finance BV
2.50%, 09/12/2026	103,000	97,791
3.75%, 09/12/2046	30,000	25,288
Western Midstream Operating LP 6.15%, 04/01/2033	69,000	70,187
Williams Cos., Inc. 5.40%, 03/04/2044	28,000	26,421

		1,073,893

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	45,460	41,445
United Airlines Pass-Through Trust 3.75%, 03/03/2028	51,092	47,844

		89,289

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.1%
Kenvue, Inc. 5.00%, 03/22/2030 (E)	$ 112,000	$ 115,943

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.20%, 05/28/2026	40,000	36,561
Royalty Pharma PLC 2.20%, 09/02/2030	77,000	63,039
Viatris, Inc. 2.30%, 06/22/2027	76,000	66,898

		166,498

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	49,910
5.10%, 12/15/2027	79,000	79,848

		129,758

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	48,000	43,251
Realty Income Corp. 4.90%, 07/15/2033	75,000	73,503

		116,754

Retail REITs - 0.1%
Simon Property Group LP
2.20%, 02/01/2031 (D)	41,000	33,405
5.50%, 03/08/2033 (D)	69,000	70,188

		103,593

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	115,000	111,466
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	27,157
3.50%, 02/15/2041 (E)	57,000	42,900
Intel Corp. 5.63%, 02/10/2043	50,000	51,348
KLA Corp. 3.30%, 03/01/2050	80,000	61,036
Microchip Technology, Inc. 0.98%, 09/01/2024	70,000	65,849
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	25,981
3.40%, 05/01/2030	75,000	67,324
QUALCOMM, Inc. 3.25%, 05/20/2050 (D)	65,000	49,874
Skyworks Solutions, Inc. 1.80%, 06/01/2026	39,000	35,105
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	200,000	160,199

		698,239

Software - 0.4%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (D)	15,000	13,047
Infor, Inc. 1.75%, 07/15/2025 (E)	68,000	62,224
Oracle Corp.
3.65%, 03/25/2041	57,000	44,159
6.90%, 11/09/2052	91,000	102,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	$ 114,000	$ 110,794
Workday, Inc. 3.50%, 04/01/2027	104,000	99,684

		431,976

Specialized REITs - 0.6%
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	96,545
1.88%, 07/15/2050 (E)	56,000	50,767
2.84%, 01/15/2050 (E)	300,000	286,222
VICI Properties LP 4.95%, 02/15/2030	118,000	112,795
Weyerhaeuser Co. 4.00%, 04/15/2030 (D)	122,000	115,177

		661,506

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	80,000	74,093

Tobacco - 0.2%
BAT Capital Corp. 2.26%, 03/25/2028	128,000	110,916
Philip Morris International, Inc. 5.63%, 11/17/2029	77,000	80,239

		191,155

Wireless Telecommunication Services - 0.2%
Sprint LLC 7.88%, 09/15/2023	42,000	42,323
T-Mobile USA, Inc. 3.88%, 04/15/2030	135,000	126,943

		169,266

Total Corporate Debt Securities (Cost $16,048,106)		14,824,569

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.2%
Colombia Government International Bonds 4.50%, 01/28/2026	200,000	189,052

Mexico - 0.1%
Mexico Government International Bonds 3.75%, 01/11/2028	116,000	112,026

Peru - 0.1%
Peru Government International Bonds 7.35%, 07/21/2025	100,000	105,344

Total Foreign Government Obligations (Cost $424,752)		406,422

MORTGAGE-BACKED SECURITIES - 2.5%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	141,477	59,844
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (E)	38,080	35,123
CIM Trust Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (E)	168,227	146,123

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	$ 21,150	$ 20,851
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	65,000	63,914
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	146,880
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (E)	24,856	23,708
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	120,000	118,731
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	288,646
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (E)	145,134	118,798
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (E)	126,907	113,036
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	150,000	141,987
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.75% (C), 03/18/2035	10,540	9,391
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 5.82% (C), 10/25/2034	11,952	11,478
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.22% (C), 08/25/2037	82,859	61,938
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 5.66% (C), 10/25/2028	5,715	5,303
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (C), 12/25/2052 (E)	25,200	23,227
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (E)	12,677	11,998
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (E)	32,138	29,474
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (E)	23,824	21,904
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (E)	20,625	18,941
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (E)	43,533	41,412
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (E)	73,573	70,823
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (E)	25,187	23,513
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (E)	28,287	26,876
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (E)	94,988	88,842

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (E)	$ 81,851	$ 76,814
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	180,422
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 5.65% (C), 01/19/2034	29,768	27,879
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (E)	9,400	9,233
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (E)	9,978	9,702
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (E)	21,707	20,715
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (E)	34,258	33,244
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (E)	84,615	81,101
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (E)	125,956	116,927
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	117,982	103,309
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (E)	151,765	136,959
Series 2023-1, Class A1,
3.75%, 01/25/2063 (E)	136,183	127,605

Total Mortgage-Backed Securities (Cost $2,959,703)		2,646,671

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.90%, 4.40% (C), 02/01/2041	447	439
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	203,291
2.89%, 06/25/2027	36,233	35,681
3.01%, 07/25/2025	188,000	182,152
3.06% (C), 07/25/2023	32,656	32,493
3.06% (C), 08/25/2024	392,407	383,164
3.53% (C), 10/25/2023	105,718	104,709
Federal National Mortgage Association
3.33% (C), 10/25/2023	17,138	16,958
3.50%, 11/01/2028 - 01/01/2029	28,758	28,006
4.00%, 10/01/2025 - 07/01/2026	4,975	4,923
12-Month LIBOR + 1.75%, 4.25% (C), 03/01/2041	438	431
4.50%, 02/01/2025	344	344
5.00%, 04/01/2039 - 11/01/2039	56,296	57,015
5.50%, 09/01/2036 - 12/01/2041	99,519	103,331
6.00%, 05/01/2038 - 04/01/2040	57,133	59,617
6.50%, 05/01/2040	15,487	16,293
Government National Mortgage Association, Interest Only STRIPS Series 2012-120, Class IO, 0.64% (C), 02/16/2053	70,537	1,123

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority 5.88%, 04/01/2036	$ 79,000	$ 91,173
Uniform Mortgage-Backed Security
2.00%, TBA (H)	1,477,000	1,272,722
2.50%, TBA (H)	2,638,000	2,301,725
3.00%, TBA (H)	1,911,000	1,724,428
3.50%, TBA (H)	1,445,000	1,349,957
4.00%, TBA (H)	748,000	714,019
4.50%, TBA (H)	712,000	694,617
5.50%, TBA (H)	826,000	831,776

Total U.S. Government Agency Obligations (Cost $10,442,525)		10,210,387

U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury - 9.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	338,000	196,793
1.88%, 02/15/2051 - 11/15/2051	626,000	426,800
2.00%, 02/15/2050	184,000	130,417
2.25%, 08/15/2046 - 02/15/2052	377,000	281,988
2.38%, 02/15/2042 - 05/15/2051	454,000	362,352
2.50%, 02/15/2045 - 05/15/2046	585,000	467,037
2.75%, 08/15/2042 - 11/15/2047	632,500	533,044
2.88%, 08/15/2045 - 05/15/2049	356,300	304,556
3.00%, 05/15/2042 - 08/15/2052	367,700	322,781
3.13%, 02/15/2042 - 05/15/2048	465,500	420,685
3.63%, 02/15/2044 - 02/15/2053	255,300	248,013
3.88%, 02/15/2043	107,000	108,003
4.00%, 11/15/2052	115,000	121,972
5.25%, 02/15/2029	309,000	335,615
U.S. Treasury Notes
0.13%, 05/31/2023	93,000	92,660
0.25%, 08/31/2025	66,000	60,594
0.63%, 05/15/2030	210,000	172,840
0.63%, 08/15/2030 (D)	262,000	214,533
0.88%, 06/30/2026	69,000	63,178
1.13%, 02/15/2031	434,000	367,866
1.25%, 11/30/2026	243,000	223,237
1.38%, 11/15/2031 (D)	397,000	336,876
1.50%, 08/15/2026 - 02/15/2030	234,300	211,800
1.63%, 02/15/2026 - 05/15/2031	651,900	583,607
1.88%, 02/15/2032	364,100	321,162
2.00%, 02/15/2025	93,000	89,465
2.13%, 05/15/2025	43,000	41,354
2.25%, 11/15/2025 (D)	44,000	42,257
2.25%, 11/15/2027	136,300	128,660
2.38%, 02/29/2024	119,000	116,550
2.50%, 08/15/2023 - 05/31/2024	458,000	453,854
2.75%, 05/15/2025 - 08/15/2032	643,000	615,698
2.88%, 05/15/2028 - 05/15/2032	625,200	602,684
3.13%, 11/15/2028 (D)	195,500	191,139
3.50%, 02/15/2033	242,000	242,983
4.13%, 09/30/2027 - 11/15/2032	628,800	660,934

		10,093,987

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	198,888	142,316
1.75%, 01/15/2028	103,382	105,292
2.50%, 01/15/2029	382,070	406,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	$ 205,301	$ 189,881

		844,076

Total U.S. Government Obligations (Cost $12,002,460)		10,938,063

COMMERCIAL PAPER - 7.4%
Banks - 3.5%
Australia & New Zealand Banking Group Ltd. 5.16% (G), 07/10/2023	350,000	346,451
BofA Securities, Inc. 5.21% (G), 07/13/2023	500,000	494,616
DBS Bank Ltd. 5.00% (G), 07/27/2023	450,000	444,353
Macquarie Bank Ltd. 5.37% (G), 09/01/2023	465,000	456,517
National Bank of Canada 5.10% (G), 08/01/2023	450,000	443,982
Nordea Bank Abp 5.24% (G), 09/01/2023	500,000	490,966
Svenska Handelsbanken AB 5.06% (G), 07/24/2023	500,000	494,034
Toronto-Dominion Bank 5.38% (G), 09/06/2023	500,000	490,428

		3,661,347

Financial Services - 3.2%
Anglesea Funding LLC 5.14% (G), 08/03/2023	475,000	468,319
Barton Capital SA 4.87% (G), 05/09/2023	475,000	474,293
CAFCO LLC 5.33% (G), 08/28/2023	450,000	441,937
Chariot Funding LLC 5.15% (G), 07/13/2023	450,000	445,128
Glencove Funding LLC 5.09% (G), 08/03/2023	450,000	443,693
Liberty Street Funding LLC 4.91% (G), 05/23/2023	250,000	249,138

	Principal	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
LMA-Americas LLC 5.19% (G), 08/11/2023	$ 500,000	$ 492,329
Victory Receivables Corp. 4.87% (G), 05/05/2023	333,000	332,687

		3,347,524

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC 5.36% (G), 09/05/2023	450,000	441,448

Software - 0.3%
Manhattan Asset Funding Co. LLC 5.20% (G), 07/10/2023	350,000	346,355

Total Commercial Paper (Cost $7,800,729)		7,796,674

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bills
4.61% (G), 06/08/2023	61,000	60,694
4.66% (G), 06/08/2023	540,000	537,291
4.79% (G), 09/07/2023	127,000	124,797
4.83% (G), 07/20/2023	123,000	121,653
4.96% (G), 09/07/2023	112,000	110,057
5.29% (G), 09/07/2023	232,000	227,975

Total Short-Term U.S. Government Obligations (Cost $1,182,310)		1,182,467

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (G)	924,125	924,125

Total Other Investment Company (Cost $924,125)		924,125

Total Investments (Cost $95,913,170)		113,567,572
Net Other Assets (Liabilities) - (8.6)%		(8,985,883)

Net Assets - 100.0%		$104,581,689

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	06/16/2023	$197,785	$209,425	$11,640	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$62,202,682	$—	$—	$62,202,682
Preferred Stocks	92,899	—	—	92,899
Asset-Backed Securities	—	2,342,613	—	2,342,613
Corporate Debt Securities	—	14,824,569	—	14,824,569
Foreign Government Obligations	—	406,422	—	406,422
Mortgage-Backed Securities	—	2,646,671	—	2,646,671
U.S. Government Agency Obligations	—	10,210,387	—	10,210,387
U.S. Government Obligations	—	10,938,063	—	10,938,063
Commercial Paper	—	7,796,674	—	7,796,674
Short-Term U.S. Government Obligations	—	1,182,467	—	1,182,467
Other Investment Company	924,125	—	—	924,125

Total Investments	$63,219,706	$50,347,866	$—	$113,567,572

Other Financial Instruments
Futures Contracts (J)	$11,640	$—	$—	$11,640

Total Other Financial Instruments	$11,640	$—	$—	$11,640

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,735,734, collateralized by cash collateral of $924,125 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $847,418. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $8,829,987, representing 8.4% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rates disclosed reflect the yields at April 30, 2023.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$819,865	$816,416
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	2,965,290	2,665,109
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	1,775,943	1,577,514
Anchorage Capital CLO 16 Ltd. Series 2020-16A, Class CR, 3-Month LIBOR + 2.40%, 7.67% (B), 01/19/2035 (A)	2,700,000	2,583,778
Anchorage Capital CLO 25 Ltd. Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.40% (B), 04/20/2035 (A)	4,400,000	4,116,671
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3-Month LIBOR + 1.14%, 6.40% (B), 07/15/2032 (A)	3,600,000	3,544,268
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	2,269,829	2,038,177
Battalion CLO XVI Ltd. Series 2019-16A, Class CR, 3-Month LIBOR + 2.25%, 7.50% (B), 12/19/2032 (A)	3,100,000	2,955,484
Battalion CLO XXI Ltd. Series 2021-21A, Class A, 3-Month LIBOR + 1.18%, 6.44% (B), 07/15/2034 (A)	2,880,000	2,811,024
Bavarian Sky UK 5 PLC Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 6.45% (B), 10/20/2034 (A)	4,500,000	4,337,334
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	87,217	84,568
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	233,065	224,881
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	937,627	848,260
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,096,623	1,039,894
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,953,656	5,601,003
CARS-DB5 LP Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,110,558	3,585,866
Countrywide Asset-Backed Certificates Series 2002-S3, Class A5, 4.93% (B), 05/25/2032	6,731	5,251
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,204,359

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	$ 3,375,000	$ 2,914,606
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	460,308	439,771
ExteNet LLC Series 2019-1A, Class A2, 3.20%, 07/26/2049 (A)	2,765,000	2,632,478
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,659,443	2,011,065
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	2,962,974	2,337,814
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,797,034	3,106,105
GSAA Home Equity Trust Series 2006-1, Class A3, 1-Month LIBOR + 0.66%, 5.68% (B), 01/25/2036	959,255	421,341
Hilton Grand Vacations Trust Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	420,207	402,092
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	297,943	291,223
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,085,604	1,041,123
Lehman XS Trust Series 2005-8, Class 1A3, 1-Month LIBOR + 0.70%, 5.72% (B), 12/25/2035	693,151	747,903
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	561,301	521,738
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	3,202,378	2,915,881
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	3,106,000	3,095,838
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	953,323	902,735
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,300,000	13,065,121
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,357,113
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,333,120
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	20,913,000	20,432,018
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,170,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd. Series 2021-1A, Class A1, 3-Month LIBOR + 1.12%, 6.38% (B), 07/15/2034 (A)	$ 2,750,000	$ 2,684,896
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	132,590	127,594
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	309,618	300,906
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	247,434	236,901
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	247,432	233,658
Pikes Peak CLO 4 Series 2019-4A, Class AR, 3-Month LIBOR + 1.20%, 6.46% (B), 07/15/2034 (A)	4,395,000	4,310,937
Santander Drive Auto Receivables Trust
Series 2021-2, Class D,
1.35%, 07/15/2027	3,434,000	3,255,920
Series 2022-2, Class A3,
2.98%, 10/15/2026	3,159,146	3,120,364
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	370,138	366,955
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	398,073	388,917
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	282,015	270,057
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	398,551	384,281
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	404,375	383,154
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	193,685	180,406
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	940,564	884,425
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,913,669	1,764,378
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	1,326,337	1,215,217
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	5,353,722	5,372,647
STORE Master Funding I LLC Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	1,032,000	977,261
Sunnova Helios V Issuer LLC Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,332,542	1,987,127
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	5,085,000	4,581,305
Venture 43 CLO Ltd. Series 2021-43A, Class A1, 3-Month LIBOR + 1.24%, 6.50% (B), 04/15/2034 (A)	1,100,000	1,068,833

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	$ 272,486	$ 264,721
Welk Resorts LLC Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	580,511	560,887
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 6.80% (B), 07/20/2029 (A)	3,815,000	3,758,107
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 6.83% (B), 10/20/2028 (A)	4,975,000	4,912,623
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 6.87% (B), 10/20/2029 (A)	4,000,000	3,940,588
Series 2022-1A, Class C,
3-Month Term SOFR + 2.85%, 7.84% (B), 04/15/2034 (A)	2,500,000	2,394,528

Total Asset-Backed Securities (Cost $165,453,763)		157,107,460

CORPORATE DEBT SECURITIES - 41.3%
Aerospace & Defense - 0.8%
Boeing Co.
5.15%, 05/01/2030	3,462,000	3,480,229
5.93%, 05/01/2060	4,072,000	4,016,024
Embraer Netherlands Finance BV 6.95%, 01/17/2028 (A)	2,343,000	2,372,960
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	3,235,000	2,758,131

		12,627,344

Air Freight & Logistics - 0.2%
GXO Logistics, Inc. 2.65%, 07/15/2031	4,574,000	3,610,442

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	1,909,000	1,665,231

Automobiles - 0.4%
General Motors Co. 6.25%, 10/02/2043	2,950,000	2,857,678
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (A) (C)	2,385,000	2,506,904

		5,364,582

Banks - 4.3%
Bank of America Corp.
Fixed until 02/04/2024, 1.84% (B), 02/04/2025	1,770,000	1,717,699
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,251,000	2,711,869
5.29% (B), 04/25/2034	6,024,000	6,051,881
Barclays PLC Fixed until 11/02/2025, 7.33% (B), 11/02/2026	6,599,000	6,842,696
BBVA Bancomer SA Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	3,859,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA Fixed until 11/17/2027 (D), 9.25% (A) (B)	$ 5,670,000	$ 5,831,028
BPCE SA 4.50%, 03/15/2025 (A)	4,325,000	4,178,841
Citigroup, Inc. Fixed until 12/10/2025 (D), 4.00% (B)	3,111,000	2,709,992
Commerzbank AG 8.13%, 09/19/2023 (A)	4,661,000	4,611,009
Intesa Sanpaolo SpA Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	8,648,000	9,268,919
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (B)	5,090,000	4,720,975
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,409,000	1,452,196
Lloyds Banking Group PLC Fixed until 06/27/2026 (D), 6.75% (B)	2,781,000	2,561,755
Truist Financial Corp. Fixed until 01/26/2033, 5.12% (B), 01/26/2034	4,413,000	4,271,566
Wells Fargo & Co. 5.39% (B), 04/24/2034	4,665,000	4,731,879

		65,522,130

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	3,002,000	3,064,967
Constellation Brands, Inc.
3.15%, 08/01/2029	1,456,000	1,335,022
3.70%, 12/06/2026	835,000	810,633
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	3,655,000	3,220,959

		8,431,581

Biotechnology - 0.6%
AbbVie, Inc.
3.20%, 05/14/2026	1,293,000	1,244,044
4.05%, 11/21/2039	2,871,000	2,536,102
Amgen, Inc.
2.00%, 01/15/2032	1,538,000	1,244,149
5.60%, 03/02/2043	1,634,000	1,680,719
CSL Finance PLC 4.63%, 04/27/2042 (A)	2,468,000	2,340,176

		9,045,190

Building Products - 0.5%
Builders FirstSource, Inc. 5.00%, 03/01/2030 (A)	859,000	802,084
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,787,000	2,202,361
3.75%, 12/01/2027	1,573,000	1,505,817
Carrier Global Corp. 2.72%, 02/15/2030	2,104,000	1,839,735
Standard Industries, Inc. 3.38%, 01/15/2031 (A)	2,179,000	1,724,152

		8,074,149

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.8%
Credit Suisse Group AG Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	$ 3,841,000	$ 4,557,999
Deutsche Bank AG Fixed until 11/10/2032, 7.08% (B), 02/10/2034	5,794,000	5,412,177
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (B), 02/24/2033 (C)	6,156,000	5,295,689
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	2,467,000	2,214,705
Morgan Stanley 5.25% (B), 04/21/2034	5,131,000	5,172,186
Northern Trust Corp. 6.13%, 11/02/2032	4,178,000	4,459,051

		27,111,807

Chemicals - 0.6%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (A)	1,005,000	820,603
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	2,868,000	2,327,881
Mosaic Co. 4.05%, 11/15/2027	1,497,000	1,450,640
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	2,800,000	2,756,270
Nutrien Ltd. 4.20%, 04/01/2029	2,179,000	2,114,645

		9,470,039

Commercial Services & Supplies - 1.1%
ADT Security Corp. 4.13%, 08/01/2029 (A)	2,728,000	2,369,950
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,996,000	1,857,340
5.55%, 05/30/2033 (A)	2,213,000	2,197,386
Republic Services, Inc. 5.00%, 04/01/2034	2,316,000	2,363,941
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,688,261
5.38%, 07/15/2024 (A)	1,408,000	1,400,912
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	5,820,000	4,586,501

		16,464,291

Communications Equipment - 0.3%
CommScope, Inc. 4.75%, 09/01/2029 (A)	5,544,000	4,477,823

Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,213,545
IHS Holding Ltd. 5.63%, 11/29/2026 (A)	2,561,000	2,135,720
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (A)	1,975,000	1,735,433

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Quanta Services, Inc. 2.90%, 10/01/2030	$ 2,214,000	$ 1,918,719

		8,003,417

Construction Materials - 0.2%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	2,796,000	2,660,972
CRH America, Inc. 3.88%, 05/18/2025 (A)	1,000,000	972,975

		3,633,947

Consumer Finance - 0.5%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	2,081,000	1,994,472
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	4,705,000	4,369,611
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	2,289,000	2,002,915

		8,366,998

Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	3,595,000	2,877,074
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 4.63%, 01/15/2027 (A)	3,613,000	3,492,769
InRetail Consumer 3.25%, 03/22/2028 (A)	3,042,000	2,613,078
Sysco Corp. 5.95%, 04/01/2030	3,050,000	3,258,223

		12,241,144

Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (A)	2,004,000	1,967,018
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (A)	1,320,000	1,334,309
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A)	3,570,000	3,187,603
Sonoco Products Co. 2.25%, 02/01/2027	2,349,000	2,139,159
WRKCo, Inc. 3.90%, 06/01/2028 (C)	2,606,000	2,493,824

		11,121,913

Diversified REITs - 0.2%
Broadstone Net Lease LLC 2.60%, 09/15/2031	2,768,000	2,027,673
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/2026 (A)	1,830,000	1,620,353

		3,648,026

Diversified Telecommunication Services - 0.4%
Axian Telecom 7.38%, 02/16/2027 (A)	1,148,000	1,040,203
Verizon Communications, Inc.
1.75%, 01/20/2031	3,167,000	2,545,061
4.13%, 03/16/2027	2,312,000	2,286,946

		5,872,210

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	$ 4,828,000	$ 4,555,114
Duke Energy Corp. 5.00%, 12/08/2027	1,220,000	1,242,120
EDP Finance BV 3.63%, 07/15/2024 (A)	3,316,000	3,243,633
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	506,613
3.63%, 02/15/2031 (A)	854,000	691,228
Pacific Gas & Electric Co. 2.50%, 02/01/2031	2,124,000	1,718,564

		11,957,272

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. 2.95%, 02/15/2032	3,008,000	2,502,236
Keysight Technologies, Inc. 4.60%, 04/06/2027	2,462,000	2,457,215
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	182,384
4.38%, 02/15/2030 (A)	1,498,000	1,364,491
Trimble, Inc. 6.10%, 03/15/2033	2,430,000	2,484,266

		8,990,592

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	1,793,000	1,658,525
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	1,882,000	1,819,896

		3,478,421

Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	3,878,000	3,747,600
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,080,000	1,860,132
3.50%, 11/01/2027 (A)	1,633,000	1,474,794
5.50%, 12/15/2024 (A)	5,426,000	5,350,740
Equitable Holdings, Inc. 5.59%, 01/11/2033	4,349,000	4,317,911
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027 (A)	5,711,000	4,868,628
Mexico Remittances Funding Fiduciary Estate Management SARL 4.88%, 01/15/2028 (A)	5,793,100	5,219,409
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	4,725,000	4,505,258
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,399,355
5.50%, 05/15/2029 (A)	3,940,000	3,615,783

		37,359,610

Food Products - 1.1%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,205,000	2,037,092
2.75%, 05/14/2031 (C)	2,417,000	2,071,197

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc. 5.13%, 10/11/2032 (A)	$ 1,658,000	$ 1,716,882
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (A)	1,688,000	1,443,104
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	3,763,000	3,031,510
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	614,308
5.50%, 12/15/2029 (A)	1,504,000	1,430,570
5.63%, 01/15/2028 (A)	800,000	781,707
Viterra Finance BV 4.90%, 04/21/2027 (A)	4,505,000	4,348,665

		17,475,035

Ground Transportation - 0.8%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,669,000	3,440,909
5.50%, 01/15/2026 (A) (C)	5,029,000	4,930,540
Norfolk Southern Corp. 4.55%, 06/01/2053	4,887,000	4,429,674

		12,801,123

Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,253,000	2,118,674
5.75%, 12/06/2052 (A)	1,624,000	1,737,891
Boston Scientific Corp. 4.70%, 03/01/2049	573,000	543,720
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030 (A)	1,415,000	1,487,203
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,297,085
5.25%, 10/01/2029 (A) (C)	489,000	422,647
Stryker Corp. 1.95%, 06/15/2030	2,505,000	2,119,039

		9,726,259

Health Care Providers & Services - 1.8%
Centene Corp.
3.00%, 10/15/2030	1,269,000	1,080,757
3.38%, 02/15/2030	4,124,000	3,650,400
4.25%, 12/15/2027	1,134,000	1,081,530
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,606,008
8.00%, 03/15/2026 (A)	425,000	421,164
Cigna Group 2.40%, 03/15/2030	3,285,000	2,844,415
CVS Health Corp. 4.78%, 03/25/2038	2,050,000	1,953,069
Elevance Health, Inc.
2.25%, 05/15/2030	2,298,000	1,973,483
5.13%, 02/15/2053	1,679,000	1,667,023
HCA, Inc.
4.13%, 06/15/2029	1,697,000	1,605,162
7.50%, 11/06/2033	1,117,000	1,250,825
Humana, Inc. 5.50%, 03/15/2053	1,743,000	1,776,198
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	1,837,000	1,659,498

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	$ 1,151,000	$ 1,078,911
Tenet Healthcare Corp. 5.13%, 11/01/2027	1,400,000	1,359,289
UnitedHealth Group, Inc. 5.20%, 04/15/2063	2,597,000	2,645,597

		27,653,329

Health Care REITs - 0.1%
Physicians Realty LP 2.63%, 11/01/2031	2,270,000	1,801,264

Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp. 4.75%, 12/01/2027 (C)	849,000	819,349
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	999,000	904,731
Expedia Group, Inc.
2.95%, 03/15/2031	248,000	208,510
3.80%, 02/15/2028	1,908,000	1,797,326
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	2,554,000	2,265,614
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029 (A)	3,099,000	2,793,221
Hyatt Hotels Corp. 1.80%, 10/01/2024	1,482,000	1,408,024
International Game Technology PLC 6.50%, 02/15/2025 (A)	1,997,000	2,021,743
Marriott International, Inc.
2.75%, 10/15/2033	2,586,000	2,094,396
5.75%, 05/01/2025	316,000	319,910
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,521,536
5.75%, 06/15/2025	753,000	750,985
NCL Corp. Ltd. 5.88%, 03/15/2026 (A)	2,716,000	2,334,573
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028 (A) (C)	1,364,000	1,203,524
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	697,376
7.25%, 11/15/2029 (A)	796,000	796,000
Viking Cruises Ltd. 5.88%, 09/15/2027 (A)	4,525,000	3,882,133
Warnermedia Holdings, Inc. 5.05%, 03/15/2042 (A)	3,100,000	2,539,669

		28,358,620

Household Durables - 0.2%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,085,146
6.75%, 06/01/2027	1,319,000	1,324,408

		3,409,554

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp. 3.75%, 03/01/2031 (A)	4,515,000	3,851,244

Industrial Conglomerates - 0.2%
General Electric Co. 4.50%, 03/11/2044	2,844,000	2,564,920

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Industrial REITs - 0.1%
Prologis LP 5.25%, 06/15/2053	$ 1,439,000	$ 1,438,805

Insurance - 1.8%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	3,406,000	3,439,047
AXA SA 8.60%, 12/15/2030	3,893,000	4,705,897
Cloverie PLC for Zurich Insurance Co. Ltd. Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	6,935,000	6,830,975
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	5,907,000	4,720,335
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,006,076
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (A) (C)	1,451,000	1,363,950
6.80%, 01/24/2030 (A)	5,254,000	4,982,608

		28,048,888

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	2,436,000	2,417,995
Tencent Holdings Ltd. 3.28%, 04/11/2024 (A)	1,686,000	1,658,251

		4,076,246

IT Services - 0.3%
Fiserv, Inc. 5.45%, 03/02/2028	2,472,000	2,530,666
Gartner, Inc. 4.50%, 07/01/2028 (A)	413,000	388,064
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	2,584,000	1,072,360

		3,991,090

Leisure Products - 0.0% (F)
Mattel, Inc. 5.88%, 12/15/2027 (A)	360,000	360,453

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 4.00%, 03/15/2031 (A) (C)	846,000	737,077

Machinery - 0.2%
CNH Industrial Capital LLC 4.55%, 04/10/2028	2,416,000	2,386,328

Marine Transportation - 0.2%
MV24 Capital BV 6.75%, 06/01/2034 (A)	3,233,288	2,885,176

Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.13%, 07/01/2049	3,999,000	3,123,706

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	$ 1,443,000	$ 1,303,334
7.50%, 06/01/2029 (A) (C)	1,392,000	1,030,079
Comcast Corp. 4.15%, 10/15/2028	3,533,000	3,496,718
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,719,309
4.63%, 12/01/2030 (A)	1,217,000	594,526
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (G) (H)	1,040,000	70,200
6.63%, 08/15/2027 (A) (G) (H)	690,000	20,700
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (A)	1,031,000	904,258
Paramount Global 4.20%, 05/19/2032 (C)	1,746,000	1,502,247
VZ Secured Financing BV 5.00%, 01/15/2032 (A)	1,617,000	1,349,927

		15,115,004

Metals & Mining - 0.4%
ArcelorMittal SA 6.55%, 11/29/2027	3,586,000	3,739,494
Glencore Funding LLC 2.63%, 09/23/2031 (A)	2,980,000	2,466,511
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	215,934
3.88%, 08/15/2031 (A)	236,000	197,649

		6,619,588

Multi-Utilities - 0.2%
Black Hills Corp.
3.15%, 01/15/2027	2,031,000	1,911,035
4.25%, 11/30/2023	1,538,000	1,521,742

		3,432,777

Office REITs - 0.2%
Corporate Office Properties LP 2.25%, 03/15/2026	1,355,000	1,208,604
Highwoods Realty LP 4.13%, 03/15/2028	1,650,000	1,461,909
Office Properties Income Trust 3.45%, 10/15/2031	1,378,000	709,359

		3,379,872

Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,100,300
7.88%, 05/15/2026 (A)	2,739,000	2,812,320
Boardwalk Pipelines LP 3.40%, 02/15/2031	1,640,000	1,437,945
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,950,000	4,426,857
4.50%, 10/01/2029	1,880,000	1,771,802
Chevron USA, Inc. 3.25%, 10/15/2029	1,921,000	1,822,042
Energy Transfer LP 6.00%, 06/15/2048	4,986,000	4,762,603

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP 5.05%, 04/01/2045	$ 1,095,000	$ 868,970
EQM Midstream Partners LP 6.50%, 07/15/2048	2,310,000	1,748,842
Exxon Mobil Corp. 3.04%, 03/01/2026	2,638,000	2,563,406
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	1,923,900
5.75%, 10/01/2025	950,000	931,695
6.00%, 06/01/2026	350,000	344,425
Occidental Petroleum Corp. 5.55%, 03/15/2026	5,870,000	5,919,249
ONEOK Partners LP 4.90%, 03/15/2025	1,229,000	1,221,576
ONEOK, Inc. 6.10%, 11/15/2032	3,736,000	3,899,634
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	3,507,000	2,969,070
6.84%, 01/23/2030	2,838,000	2,293,373
6.88%, 10/16/2025	2,440,000	2,403,136
7.69%, 01/23/2050	1,593,000	1,066,330
Pioneer Natural Resources Co. 2.15%, 01/15/2031	2,728,000	2,281,552
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	1,853,000	1,669,255
Sabine Pass Liquefaction LLC 5.90%, 09/15/2037 (A)	2,848,000	2,923,495
Southwestern Energy Co. 5.38%, 03/15/2030	655,000	609,516
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	1,562,000	1,372,639
Western Midstream Operating LP 6.15%, 04/01/2033	2,408,000	2,449,418

		57,593,350

Passenger Airlines - 0.4%
American Airlines Pass-Through Trust 3.15%, 08/15/2033	1,560,700	1,348,182
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	1,793,000	1,748,383
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	2,260,000	2,192,048
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,298,781	1,216,203
4.15%, 02/25/2033	1	1

		6,504,817

Personal Care Products - 0.3%
Kenvue, Inc. 5.00%, 03/22/2030 (A)	3,906,000	4,043,529

Pharmaceuticals - 0.7%
Astrazeneca Finance LLC 1.20%, 05/28/2026	2,755,000	2,518,142
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	455,900
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,752,710
6.25%, 02/15/2029 (A)	520,000	238,316
7.00%, 01/15/2028 (A)	617,000	282,277

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	$ 1,759,000	$ 1,703,036
Royalty Pharma PLC 2.20%, 09/02/2030	2,437,000	1,995,129
Viatris, Inc. 2.30%, 06/22/2027	1,286,000	1,131,985

		10,077,495

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	3,092,000	2,967,714
5.10%, 12/15/2027	2,528,000	2,555,156

		5,522,870

Residential REITs - 0.3%
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	1,736,000	1,564,244
Realty Income Corp. 4.90%, 07/15/2033	2,587,000	2,535,354

		4,099,598

Retail REITs - 0.2%
Simon Property Group LP
2.20%, 02/01/2031 (C)	1,428,000	1,163,478
5.50%, 03/08/2033	2,391,000	2,432,160

		3,595,638

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032 (C)	3,588,000	3,477,734
Broadcom, Inc. 1.95%, 02/15/2028 (A)	1,321,000	1,157,254
Intel Corp. 5.63%, 02/10/2043	1,728,000	1,774,570
KLA Corp. 4.10%, 03/15/2029	2,709,000	2,670,312
Microchip Technology, Inc. 0.98%, 09/01/2024	2,636,000	2,479,672
QUALCOMM, Inc. 3.25%, 05/20/2050	1,547,000	1,186,997
Skyworks Solutions, Inc. 1.80%, 06/01/2026	1,473,000	1,325,901
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	6,595,000	5,282,548

		19,354,988

Software - 1.2%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (C)	583,000	507,101
Infor, Inc. 1.75%, 07/15/2025 (A)	2,561,000	2,343,450
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	606,093
5.13%, 04/15/2029 (A)	897,000	775,882
5.25%, 10/01/2030 (A)	2,183,000	1,835,496
Oracle Corp.
3.65%, 03/25/2041	2,613,000	2,024,347
6.90%, 11/09/2052	2,973,000	3,334,582
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	3,982,000	3,870,013

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
Workday, Inc. 3.50%, 04/01/2027	$ 3,765,000	$ 3,608,763

		18,905,727

Specialized REITs - 1.3%
EPR Properties 3.75%, 08/15/2029	2,622,000	2,089,122
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	3,028,000	2,912,584
SBA Tower Trust
1.63%, 05/15/2051 (A)	2,000,000	1,755,369
2.84%, 01/15/2050 (A)	6,998,000	6,676,592
VICI Properties LP 4.95%, 02/15/2030	4,120,000	3,938,267
Weyerhaeuser Co. 4.00%, 04/15/2030	2,636,000	2,488,580

		19,860,514

Specialty Retail - 0.2%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	2,482,000	2,298,728

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp. 6.02%, 06/15/2026	1,552,000	1,595,483

Tobacco - 0.4%
BAT Capital Corp. 2.26%, 03/25/2028	3,855,000	3,340,474
Philip Morris International, Inc. 5.63%, 11/17/2029	2,714,000	2,828,160
Reynolds American, Inc. 7.25%, 06/15/2037	476,000	514,700

		6,683,334

Wireless Telecommunication Services - 0.6%
Altice France SA 5.50%, 10/15/2029 (A)	1,320,000	988,155
Sprint LLC 7.88%, 09/15/2023	2,510,000	2,529,302
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,167,000	1,958,749
3.88%, 04/15/2030	1,538,000	1,446,214
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031 (A)	2,500,000	2,129,920

		9,052,340

Total Corporate Debt Securities (Cost $690,400,135)		635,839,222

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds 4.50%, 01/28/2026	1,300,000	1,228,838

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	672,914
5.50%, 01/27/2025 (E)	1,122,000	1,110,289

		1,783,203

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.0% (F)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	$ 119,808	$ 36,554
1.50% (I), 07/31/2040 (A)	435,840	141,648
2.50% (I), 07/31/2035 (A)	950,976	347,754
5.50% (I), 07/31/2030 (A)	362,880	191,439

		717,395

Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds 3.90%, 10/19/2031 (A)	3,049,000	2,475,648

Total Foreign Government Obligations (Cost $7,662,595)		6,205,084

LOAN ASSIGNMENT - 0.2%
Commercial Services & Supplies - 0.2%
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 8.99% (B), 03/04/2028 (J)	3,219,640	2,657,929

Total Loan Assignment (Cost $3,200,941)		2,657,929

MORTGAGE-BACKED SECURITIES - 10.6%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,550,000	2,142,000
280 Park Avenue Mortgage Trust Series 2017-280P, Class E, 1-Month LIBOR + 2.12%, 7.01% (B), 09/15/2034 (A)	4,630,000	4,065,866
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 5.44% (B), 05/25/2035	432,780	383,903
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 5.46% (B), 05/25/2035	671,734	611,668
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 5.66% (B), 03/25/2036	856,634	791,389
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.13%, 5.15% (B), 03/25/2047	270,020	236,983
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,149,998
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	3,096,599
Banc of America Funding Trust Series 2007-3, Class TA2, 1-Month LIBOR + 0.18%, 5.20% (B), 04/25/2037	181,111	148,904
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.33%, 6.27% (B), 08/15/2036 (A)	2,339,000	2,321,259

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2017-DELC, Class D,
1-Month LIBOR + 1.83%, 6.77% (B), 08/15/2036 (A)	$ 2,130,000	$ 2,111,157
Series 2018-TALL, Class C,
1-Month LIBOR + 1.27%, 6.22% (B), 03/15/2037 (A)	7,065,000	5,486,364
Series 2018-TALL, Class E,
1-Month LIBOR + 2.59%, 7.54% (B), 03/15/2037 (A)	2,570,000	1,543,648
BX Commercial Mortgage Trust Series 2019-XL, Class D, 1-Month Term SOFR + 1.56%, 6.45% (B), 10/15/2036 (A)	2,919,750	2,860,839
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 6.95% (B), 11/15/2034 (A)	1,825,000	1,629,678
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 5.29% (B), 04/25/2035	82,555	74,188
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 5.52% (B), 02/25/2036	1,935,018	1,676,366
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	5,680,911	4,934,451
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	37,423	35,779
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	230,535	215,807
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 6.25% (B), 12/15/2031 (A)	2,295,200	2,200,991
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 5.15% (B), 12/27/2036 (A)	60,357	59,850
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,102,970	5,362,194
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	5,937,286	4,859,924
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,265,092	1,955,461
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,089,216	3,642,274
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	7,902,000	7,449,440
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.75%, 6.64% (B), 12/15/2036 (A)	5,107,000	4,984,721
GS Mortgage Securities Corp. Trust Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	5,242,000	5,033,795

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	$ 1,660,000	$ 1,387,791
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	3,678,165
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1-Month LIBOR + 0.13%, 5.15% (B), 05/25/2037	146,186	75,889
ILPT Trust Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,613,482
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.22% (B), 08/25/2037	584,644	437,027
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	5,000,000	4,730,181
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,317,283
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 3.80% (B), 03/25/2036	745,214	460,170
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	441,641	428,404
Mill City Mortgage Loan Trust Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	4,234,414	4,043,263
MSCG Trust Series 2018-SELF, Class D, 1-Month LIBOR + 1.65%, 6.60% (B), 10/15/2037 (A)	3,390,464	3,285,465
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	308,698	293,143
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,203,247	1,144,630
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	5,384,477	5,111,087
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	523,315	503,757
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	343,012	330,658
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	1,968,801	1,870,532
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,365,011	1,310,531
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	3,982,036	3,731,120
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,356,098	5,026,541
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	3,729,416	3,491,227
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,398,520	2,277,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 5.56% (B), 02/25/2046	$ 2,376,322	$ 1,265,288
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.42%, 5.44% (B), 06/25/2037	115,382	105,792
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,448,032	1,408,233
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.65%, 6.54% (B), 11/11/2034 (A)	1,405,489	1,361,373
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	208,680	204,978
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	214,822	208,893
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,797,502	1,708,559
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	8,190,362	7,816,212
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,524,972	1,464,712
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	3,152,545	2,926,568
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	918,278	883,893
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	5,490,224	5,222,588
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	10,967,860	9,603,870
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	3,437,937	3,221,392
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	4,873,410	4,566,427

Total Mortgage-Backed Securities (Cost $180,671,966)		163,581,687

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	367,086	59,550
Uniform Mortgage-Backed Security
2.00%, TBA (J)	44,199,000	36,664,896
2.50%, TBA (J)	14,593,000	12,603,575
5.50%, TBA (J)	19,667,000	19,804,515

Total U.S. Government Agency Obligations (Cost $70,305,874)		69,132,536

U.S. GOVERNMENT OBLIGATIONS - 29.3%
U.S. Treasury - 28.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	71,425,000	41,585,532
1.88%, 02/15/2051	13,021,000	8,900,057
2.00%, 02/15/2050	4,323,000	3,064,095
2.25%, 05/15/2041 - 08/15/2049	40,772,900	31,565,812
2.38%, 02/15/2042	57,252,000	46,150,479

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.50%, 05/15/2046	$ 9,450,000	$ 7,514,965
2.75%, 08/15/2042 - 11/15/2047	57,583,000	48,677,753
2.88%, 11/15/2046 (C)	5,220,000	4,452,701
2.88%, 05/15/2049	7,496,200	6,414,522
3.00%, 08/15/2048 - 08/15/2052	15,607,500	13,657,647
3.25%, 05/15/2042	12,331,000	11,404,730
3.50%, 02/15/2039	3,058,000	3,033,871
3.88%, 02/15/2043	2,581,000	2,605,197
4.00%, 11/15/2052	8,082,000	8,571,971
U.S. Treasury Notes
1.13%, 02/15/2031	43,446,600	36,826,085
1.25%, 08/15/2031	1,499,000	1,265,015
1.38%, 11/15/2031 (C)	13,278,000	11,267,109
1.63%, 05/15/2031	8,034,000	7,028,181
1.75%, 05/15/2023 (C)	22,227,000	22,202,445
1.88%, 02/15/2032	9,558,400	8,431,181
2.25%, 10/31/2024	2,737,000	2,651,576
2.75%, 05/15/2025 - 08/15/2032	10,144,500	9,617,708
2.88%, 05/15/2032	10,805,000	10,321,730
3.50%, 01/31/2028 - 02/15/2033	33,241,300	33,230,704
3.88%, 11/30/2027 - 09/30/2029	13,737,300	13,975,572
4.13%, 01/31/2025 - 11/15/2032	39,905,200	41,444,689

		435,861,327

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds 0.25%, 02/15/2050	14,041,500	10,047,488
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	5,604,138	5,183,225

		15,230,713

Total U.S. Government Obligations (Cost $485,885,770)		451,092,040

COMMERCIAL PAPER - 2.4%
Banks - 1.9%
BofA Securities, Inc. 5.21% (K), 07/13/2023	6,700,000	6,627,849
Lloyds Bank PLC 5.09% (K), 07/18/2023	1,400,000	1,383,718
Macquarie Bank Ltd. 5.21% (K), 08/14/2023	8,300,000	8,171,615
Svenska Handelsbanken AB 5.06% (K), 07/24/2023	2,000,000	1,976,138
Toronto-Dominion Bank 5.38% (K), 09/06/2023	11,000,000	10,789,414

		28,948,734

Financial Services - 0.4%
Glencove Funding LLC 5.29% (K), 08/17/2023	6,687,000	6,579,641
LMA-Americas LLC 5.19% (K), 08/11/2023	500,000	492,329

		7,071,970

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Health Care Providers & Services - 0.1%
Columbia Funding Co. LLC 5.17% (K), 08/10/2023	$ 1,200,000	$ 1,181,783

Total Commercial Paper (Cost $37,232,280)		37,202,487

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
4.66% (K), 06/08/2023	1,401,000	1,393,972
4.77% (K), 06/08/2023 - 08/03/2023	8,824,000	8,738,135
4.79% (K), 09/07/2023	2,274,000	2,234,551
4.96% (K), 09/07/2023	1,934,000	1,900,449
5.29% (K), 09/07/2023	19,515,000	19,176,457

Total Short-Term U.S. Government Obligations (Cost $33,435,387)		33,443,564

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (K)	11,792,365	11,792,365

Total Other Investment Company (Cost $11,792,365)		11,792,365

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.10% (K), dated 04/28/2023, to be repurchased at $40,877,598 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $41,687,946.	$40,870,446	$ 40,870,446

Total Repurchase Agreement (Cost $40,870,446)		40,870,446

Total Investments (Cost $1,726,911,522)		1,608,924,820
Net Other Assets (Liabilities) - (4.4)%		(68,411,159)

Net Assets - 100.0%		$1,540,513,661

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bonds	1	06/21/2023	$136,643	$141,406	$ 4,763	$ —

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$157,107,460	$—	$157,107,460
Corporate Debt Securities	—	635,839,222	—	635,839,222
Foreign Government Obligations	—	6,205,084	—	6,205,084
Loan Assignment	—	2,657,929	—	2,657,929
Mortgage-Backed Securities	—	163,581,687	—	163,581,687
U.S. Government Agency Obligations	—	69,132,536	—	69,132,536
U.S. Government Obligations	—	451,092,040	—	451,092,040
Commercial Paper	—	37,202,487	—	37,202,487
Short-Term U.S. Government Obligations	—	33,443,564	—	33,443,564
Other Investment Company	11,792,365	—	—	11,792,365
Repurchase Agreement	—	40,870,446	—	40,870,446

Total Investments	$11,792,365	$1,597,132,455	$—	$1,608,924,820

Other Financial Instruments
Futures Contracts (M)	$4,763	$—	$—	$4,763

Total Other Financial Instruments	$4,763	$—	$—	$4,763

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $577,878,613, representing 37.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,980,987, collateralized by cash collateral of $11,792,365 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,850,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $7,941,264, representing 0.5% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Non-income producing securities.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $90,900, representing less than 0.1% of the Fund’s net assets.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at April 30, 2023.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Automobiles - 1.2%
Rivian Automotive, Inc., Class A (A) (B)	160,909	$2,062,854
Tesla, Inc. (B)	81,217	13,344,765

		15,407,619

Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (B)	11,336	2,258,131
Intellia Therapeutics, Inc. (A) (B)	129,613	4,892,891
Moderna, Inc. (B)	12,931	1,718,400
ProKidney Corp. (A) (B)	170,370	1,608,293

		10,477,715

Broadline Retail - 6.9%
Amazon.com, Inc. (B)	196,632	20,734,844
Coupang, Inc. (B)	1,489,031	24,956,160
Global-e Online Ltd. (A) (B)	310,747	8,663,626
MercadoLibre, Inc. (B)	29,392	37,547,986

		91,902,616

Capital Markets - 0.2%
Coinbase Global, Inc., Class A (B)	59,371	3,193,566

Chemicals - 0.3%
Ginkgo Bioworks Holdings, Inc. (A) (B)	3,155,884	3,850,178

Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (A) (B)	1,695,105	2,424,000

Entertainment - 6.3%
ROBLOX Corp., Class A (B)	2,000,178	71,206,337
Sea Ltd., ADR (B)	163,973	12,489,823

		83,696,160

Financial Services - 7.5%
Adyen NV (B) (C)	39,167	62,935,575
Affirm Holdings, Inc. (A) (B)	878,931	8,666,260
Block, Inc. (B)	471,621	28,669,841

		100,271,676

Ground Transportation - 9.4%
Grab Holdings Ltd., Class A (A) (B)	7,594,368	22,099,611
Uber Technologies, Inc. (B)	3,338,224	103,651,855

		125,751,466

Health Care Equipment & Supplies - 0.2%
Dexcom, Inc. (B)	18,743	2,274,276

Health Care Providers & Services - 4.5%
agilon health, Inc. (A) (B)	2,464,624	59,816,424

Health Care Technology - 2.0%
Doximity, Inc., Class A (A) (B)	743,902	27,338,399

Hotels, Restaurants & Leisure - 5.1%
DoorDash, Inc., Class A (B)	1,111,252	67,997,510

IT Services - 21.8%
Cloudflare, Inc., Class A (B)	1,696,247	79,808,421
Shopify, Inc., Class A (B)	2,151,767	104,253,111
Snowflake, Inc., Class A (B)	723,321	107,109,374

		291,170,906

Leisure Products - 0.8%
Peloton Interactive, Inc., Class A (B)	1,182,462	10,500,263

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 4.8%
10X Genomics, Inc., Class A (B)	517,397	$ 27,127,125
Illumina, Inc. (B)	179,252	36,847,041

		63,974,166

Media - 8.3%
Trade Desk, Inc., Class A (B)	1,714,258	110,295,360

Pharmaceuticals - 6.0%
Royalty Pharma PLC, Class A	2,282,108	80,216,096

Software - 6.9%
Bills Holdings, Inc. (B)	639,382	49,110,931
Gitlab, Inc., Class A (A) (B)	523,727	15,900,352
Procore Technologies, Inc. (B)	243,381	12,998,979
Samsara, Inc., Class A (B)	799,501	14,430,993

		92,441,255

Specialty Retail - 2.8%
Carvana Co. (A) (B)	911,066	6,322,798
Chewy, Inc., Class A (A) (B)	581,629	18,036,315
Wayfair, Inc., Class A (A) (B)	392,804	13,681,364

		38,040,477

Total Common Stocks (Cost $1,834,029,799)		1,281,040,128

OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	42,430,148	42,430,148

Total Other Investment Company (Cost $42,430,148)		42,430,148

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 2.10% (D), dated 04/28/2023, to be repurchased at $53,730,272 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $54,795,383.	$53,720,871	53,720,871

Total Repurchase Agreement (Cost $53,720,871)		53,720,871

Total Investments Excluding Options Purchased (Cost $1,930,180,818)		1,377,191,147
Total Options Purchased - 0.1% (Cost $5,055,287)		1,009,529

Total Investments (Cost $1,935,236,105)		1,378,200,676
Net Other Assets (Liabilities) - (3.3)%		(44,595,725)

Net Assets - 100.0%		$1,333,604,951

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	279,788,523	$1,317,057	$727,170
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	373,683,589	1,855,339	82,210
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	418,270,405	1,867,159	199,097
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	3,267,527	15,732	1,052

Total							$5,055,287	$1,009,529

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,218,104,553	$62,935,575	$—	$1,281,040,128
Other Investment Company	42,430,148	—	—	42,430,148
Repurchase Agreement	—	53,720,871	—	53,720,871
Over-the-Counter Foreign Exchange Options Purchased	—	1,009,529	—	1,009,529

Total Investments	$1,260,534,701	$117,665,975	$—	$1,378,200,676

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $103,131,786, collateralized by cash collateral of $42,430,148 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $63,557,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of the 144A security is $62,935,575, representing 4.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.9%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$3,825,975	$3,809,883
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	726,513	663,029
Bavarian Sky UK 5 PLC Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 6.45% (B), 10/20/2034 (A)	7,305,000	7,040,939
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	183,837	177,382
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 6.26% (B), 10/18/2030 (A)	6,146,732	6,090,834
Series 2017-3A, Class A1, 3-Month LIBOR + 1.22%, 6.47% (B), 07/20/2030 (A)	9,938,305	9,857,357
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1A, 3-Month LIBOR + 1.24%, 6.50% (B), 07/15/2036 (A)	4,000,000	3,903,928
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 07/15/2030 (A)	5,440,000	5,362,034
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A, 5.19%, 03/16/2026	3,250,000	3,246,029
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	9,067,014	6,856,454
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	3,533,837	2,788,231
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,669,469	3,819,787
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	1,361,873	1,338,936
Honda Auto Receivables Owner Trust Series 2022-2, Class A2, 3.81%, 03/18/2025	3,990,249	3,957,595
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	328,940	321,521
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	460,748	451,753
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	916,375	805,880
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A)	204,026	200,166
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	6,745,584	6,478,941

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	$ 5,298,000	$ 5,280,667
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	334,673	316,913
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (A)	11,450,000	11,247,792
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (A)	7,645,000	7,469,171
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 6.44% (B), 01/20/2031 (A)	3,600,000	3,567,434
Orange Lake Timeshare Trust
Series 2018-A, Class A, 3.10%, 11/08/2030 (A)	631,505	615,583
Series 2018-A, Class B, 3.35%, 11/08/2030 (A)	516,681	503,229
Series 2019-A, Class A, 3.06%, 04/09/2038 (A)	420,638	402,732
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (B), 07/20/2030 (A)	6,697,600	6,640,282
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 5.37% (B), 11/25/2046 (A)	391,284	349,201
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 09/20/2035 (A)	814,769	807,762
Series 2019-1A, Class A, 3.20%, 01/20/2036 (A)	775,542	744,890
Series 2019-1A, Class B, 3.42%, 01/20/2036 (A)	1,762,595	1,687,854
Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	2,207,335	2,057,645
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	6,692,152	6,715,809
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	4,500,000	4,129,956
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 6.39% (B), 10/20/2028 (A)	3,461,897	3,432,544

Total Asset-Backed Securities (Cost $126,916,559)		123,140,143

CORPORATE DEBT SECURITIES - 33.0%
Aerospace & Defense - 0.8%
Boeing Co.
3.50%, 03/01/2039	7,305,000	5,679,250
5.15%, 05/01/2030	5,153,000	5,180,132
5.81%, 05/01/2050	2,508,000	2,500,363

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	$ 6,384,000	$ 5,442,940

		18,802,685

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. 2.65%, 07/15/2031	9,977,000	7,875,248

Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	3,121,000	2,722,465
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	3,645,000	3,545,366

		6,267,831

Automobiles - 0.4%
General Motors Co. 6.25%, 10/02/2043	1,445,000	1,399,778
General Motors Financial Co., Inc. 5.00%, 04/09/2027	4,041,000	3,990,598
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (A) (C)	3,512,000	3,691,508

		9,081,884

Banks - 3.5%
Bank of America Corp.
Fixed until 02/04/2024, 1.84% (B), 02/04/2025	3,015,000	2,925,910
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	5,715,000	5,410,249
5.29% (B), 04/25/2034	9,128,000	9,170,247
Barclays PLC Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,149,000	7,413,007
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (B), 10/27/2028	12,004,000	11,248,385
Commerzbank AG 8.13%, 09/19/2023 (A)	7,251,000	7,173,230
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,745,000	2,665,908
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	9,500,000	10,182,092
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	7,011,000	6,344,678
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	2,474,000	2,371,190
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	6,018,000	6,202,496
Truist Financial Corp. Fixed until 01/26/2033, 5.12% (B), 01/26/2034 (C)	7,666,000	7,420,310
Wells Fargo & Co.
5.39% (B), 04/24/2034	6,853,000	6,951,247
Fixed until 06/15/2024 (D), 5.90% (B)	2,943,000	2,774,955

		88,253,904

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	4,846,000	4,553,068

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 1,440,000	$ 1,320,352
3.70%, 12/06/2026	1,889,000	1,833,876
Diageo Capital PLC 5.50%, 01/24/2033	2,774,000	3,017,928

		10,725,224

Biotechnology - 0.6%
AbbVie, Inc.
3.20%, 05/14/2026	2,346,000	2,257,175
4.05%, 11/21/2039	3,184,000	2,812,591
Amgen, Inc.
2.00%, 01/15/2032	2,411,000	1,950,353
5.60%, 03/02/2043	2,796,000	2,875,944
CSL Finance PLC 4.63%, 04/27/2042 (A)	2,753,000	2,610,415
Gilead Sciences, Inc. 4.15%, 03/01/2047	1,594,000	1,412,468

		13,918,946

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	3,830,000	3,026,568
3.75%, 12/01/2027	3,740,000	3,580,264
Carrier Global Corp. 2.72%, 02/15/2030	2,352,000	2,056,586

		8,663,418

Capital Markets - 2.0%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	4,526,000	4,210,054
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	8,211,000	8,331,417
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	3,026,000	2,890,752
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	10,038,000	9,376,498
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (B), 02/24/2033	8,768,000	7,542,658
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	1,138,000	1,016,904
5.25% (B), 04/21/2034	8,589,000	8,657,943
Northern Trust Corp. 6.13%, 11/02/2032	6,903,000	7,367,360

		49,393,586

Chemicals - 0.3%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	4,965,000	4,029,961
Nutrien Ltd. 4.90%, 03/27/2028	2,986,000	2,992,714

		7,022,675

Commercial Services & Supplies - 0.9%
ADT Security Corp. 4.13%, 08/01/2029 (A)	5,015,000	4,356,781
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	3,037,000	2,826,023
5.55%, 05/30/2033 (A)	3,822,000	3,795,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc. 5.00%, 04/01/2034	$ 3,988,000	$ 4,070,550
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	9,412,000	7,417,208

		22,465,596

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	3,740,000	3,241,197

Consumer Finance - 0.8%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	4,981,000	4,773,891
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,702,000	6,224,257
6.95%, 03/06/2026	4,750,000	4,794,156
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	3,463,000	3,030,185

		18,822,489

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	5,842,000	4,675,345
Sysco Corp. 3.30%, 07/15/2026	5,932,000	5,715,582

		10,390,927

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	3,740,000	3,405,898

Diversified REITs - 0.2%
Broadstone Net Lease LLC 2.60%, 09/15/2031	6,211,000	4,549,812

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	885,736
Verizon Communications, Inc.
1.68%, 10/30/2030	5,851,000	4,718,616
2.99%, 10/30/2056	9,757,000	6,291,611

		11,895,963

Electric Utilities - 1.4%
Appalachian Power Co. 3.40%, 06/01/2025	4,135,000	4,008,582
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	614,000	632,999
DTE Electric Co. 4.30%, 07/01/2044	7,295,000	6,513,440
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	11,944,000	10,323,057
Duke Energy Progress LLC 3.60%, 09/15/2047	2,726,000	2,131,161
Entergy Arkansas LLC 3.70%, 06/01/2024	1,493,000	1,472,020
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	707,000	730,283
Pacific Gas & Electric Co. 2.50%, 02/01/2031	4,892,000	3,958,200
PacifiCorp
3.60%, 04/01/2024	3,749,000	3,694,791
5.75%, 04/01/2037	535,000	575,259

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co. 3.00%, 05/15/2025	$ 1,955,000	$ 1,888,514

		35,928,306

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. 2.95%, 02/15/2032	5,137,000	4,273,267
Keysight Technologies, Inc. 4.60%, 04/06/2027	3,395,000	3,388,402
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	4,143,000	3,773,755
Trimble, Inc. 6.10%, 03/15/2033	4,169,000	4,262,101

		15,697,525

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	5,457,000	5,276,925
Schlumberger Investment SA 3.65%, 12/01/2023	1,121,000	1,109,941

		6,386,866

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	6,232,000	6,022,445
4.50%, 09/15/2023	4,363,000	4,335,619
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	3,332,000	2,979,789
5.50%, 12/15/2024 (A)	8,463,000	8,345,616
Equitable Holdings, Inc. 5.59%, 01/11/2033	7,468,000	7,414,614

		29,098,083

Food Products - 0.8%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	6,218,000	5,328,385
Cargill, Inc. 5.13%, 10/11/2032 (A)	2,894,000	2,996,777
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (A)	2,483,000	2,122,764
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	6,300,000	5,075,343
Viterra Finance BV 4.90%, 04/21/2027 (A)	5,002,000	4,828,417

		20,351,686

Ground Transportation - 0.8%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	8,743,000	8,199,474
5.50%, 01/15/2026 (A) (C)	3,257,000	3,193,233
Norfolk Southern Corp. 4.55%, 06/01/2053	8,190,000	7,423,580

		18,816,287

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	3,484,000	3,276,280
5.75%, 12/06/2052 (A)	2,593,000	2,774,847
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030 (A)	2,577,000	2,708,497

		8,759,624

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.6%
Centene Corp. 3.38%, 02/15/2030	$ 7,847,000	$ 6,945,851
Cigna Group 2.40%, 03/15/2030	4,530,000	3,922,435
CVS Health Corp. 2.70%, 08/21/2040	3,472,000	2,483,719
Elevance Health, Inc.
2.25%, 05/15/2030	4,034,000	3,464,329
5.13%, 02/15/2053	4,316,000	4,285,213
HCA, Inc.
4.13%, 06/15/2029	3,196,000	3,023,039
5.25%, 04/15/2025	1,795,000	1,798,016
5.50%, 06/15/2047	2,893,000	2,719,197
Humana, Inc. 5.50%, 03/15/2053	2,986,000	3,042,873
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	2,929,000	2,645,983
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	1,520,000	1,424,800
UnitedHealth Group, Inc. 5.20%, 04/15/2063	4,467,000	4,550,590

		40,306,045

Health Care REITs - 0.4%
Physicians Realty LP 2.63%, 11/01/2031	7,157,000	5,679,140
Ventas Realty LP 3.25%, 10/15/2026	5,018,000	4,686,874

		10,366,014

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc.
2.95%, 03/15/2031	402,000	337,988
3.80%, 02/15/2028	2,801,000	2,638,527
Hyatt Hotels Corp. 1.80%, 10/01/2024	2,477,000	2,353,358
Warnermedia Holdings, Inc. 5.05%, 03/15/2042 (A)	6,515,000	5,337,401

		10,667,274

Industrial Conglomerates - 0.3%
General Electric Co.
4.13%, 10/09/2042	2,771,000	2,332,952
4.50%, 03/11/2044	4,688,000	4,227,970

		6,560,922

Industrial REITs - 0.1%
Prologis LP 5.25%, 06/15/2053	2,475,000	2,474,665

Insurance - 1.2%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	6,254,000	6,314,680
Global Atlantic Finance Co. 3.13%, 06/15/2031 (A)	9,317,000	7,208,435
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	3,400,000	3,410,329
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (A)	10,038,000	9,519,494

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	$ 5,651,000	$ 4,842,692

		31,295,630

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024 (C)	4,652,000	4,617,616
Tencent Holdings Ltd. 3.28%, 04/11/2024 (A)	2,683,000	2,638,841

		7,256,457

IT Services - 0.2%
Fiserv, Inc. 5.45%, 03/02/2028	4,235,000	4,335,506
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	2,902,000	1,204,330

		5,539,836

Machinery - 0.2%
CNH Industrial Capital LLC 4.55%, 04/10/2028	4,115,000	4,064,462

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	3,602,000	2,694,263
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (A)	2,020,000	1,824,487
Comcast Corp. 2.94%, 11/01/2056	1,620,000	1,075,976
NBCUniversal Media LLC 4.45%, 01/15/2043	3,353,000	3,071,818
Paramount Global 4.20%, 05/19/2032 (C)	4,116,000	3,541,379

		12,207,923

Metals & Mining - 0.5%
Anglo American Capital PLC 4.50%, 03/15/2028 (A)	3,182,000	3,061,423
ArcelorMittal SA 6.55%, 11/29/2027	5,937,000	6,191,125
Glencore Funding LLC 2.63%, 09/23/2031 (A)	4,976,000	4,118,576

		13,371,124

Multi-Utilities - 0.3%
Black Hills Corp. 4.25%, 11/30/2023	4,781,000	4,730,462
CMS Energy Corp.
3.88%, 03/01/2024	723,000	714,059
4.88%, 03/01/2044	974,000	903,207

		6,347,728

Office REITs - 0.2%
Corporate Office Properties LP 2.25%, 03/15/2026	1,209,000	1,078,378
Highwoods Realty LP 4.13%, 03/15/2028	2,790,000	2,471,955
Office Properties Income Trust 3.45%, 10/15/2031	1,695,000	872,543

		4,422,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.7%
Boardwalk Pipelines LP 3.40%, 02/15/2031	$ 3,125,000	$ 2,739,987
Chevron USA, Inc. 3.25%, 10/15/2029	4,089,000	3,878,361
Energy Transfer LP
4.90%, 02/01/2024	2,863,000	2,845,164
5.15%, 03/15/2045	1,668,000	1,452,304
5.55%, 02/15/2028	2,532,000	2,581,485
5.95%, 10/01/2043	1,293,000	1,246,831
7.60%, 02/01/2024	4,041,000	4,088,262
Enterprise Products Operating LLC 4.25%, 02/15/2048	8,341,000	7,095,446
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	3,178,000	3,152,389
Occidental Petroleum Corp. 5.55%, 03/15/2026	7,343,000	7,404,608
ONEOK, Inc. 6.10%, 11/15/2032	5,869,000	6,126,057
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,512,367
6.88%, 08/04/2026	1,410,000	1,333,760
7.69%, 01/23/2050	641,000	429,076
Pioneer Natural Resources Co. 2.15%, 01/15/2031	6,139,000	5,134,328
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	3,097,000	2,789,899
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	2,888,000	2,792,055
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (A)	323,000	315,565
Shell International Finance BV
2.50%, 09/12/2026	3,121,000	2,963,157
3.75%, 09/12/2046	2,857,000	2,408,243
Western Midstream Operating LP 6.15%, 04/01/2033	4,138,000	4,209,174
Williams Cos., Inc. 5.40%, 03/04/2044	1,095,000	1,033,250

		68,531,768

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	161	147
United Airlines Pass-Through Trust 3.75%, 03/03/2028	3,749,452	3,511,058

		3,511,205

Personal Care Products - 0.4%
Haleon US Capital LLC 3.38%, 03/24/2027	2,762,000	2,632,656
Kenvue, Inc. 5.00%, 03/22/2030 (A)	6,669,000	6,903,812

		9,536,468

Pharmaceuticals - 0.5%
Astrazeneca Finance LLC 1.20%, 05/28/2026	2,588,000	2,365,499
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	4,174,000	4,041,200
Royalty Pharma PLC 2.20%, 09/02/2030	4,157,000	3,403,262

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc. 2.30%, 06/22/2027	$ 2,488,000	$ 2,190,031

		11,999,992

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	4,000,000	3,839,216
5.10%, 12/15/2027	4,636,000	4,685,800

		8,525,016

Residential REITs - 0.3%
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	2,844,000	2,562,621
Realty Income Corp. 4.90%, 07/15/2033	4,314,000	4,227,877

		6,790,498

Retail REITs - 0.2%
Simon Property Group LP
2.20%, 02/01/2031	2,446,000	1,992,904
5.50%, 03/08/2033	4,093,000	4,163,460

		6,156,364

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032 (C)	6,496,000	6,296,365
Broadcom, Inc.
1.95%, 02/15/2028 (A)	2,070,000	1,813,410
3.50%, 02/15/2041 (A)	3,314,000	2,494,245
Intel Corp. 5.63%, 02/10/2043	3,087,000	3,170,196
KLA Corp. 3.30%, 03/01/2050	4,337,000	3,308,896
Microchip Technology, Inc. 0.98%, 09/01/2024	4,561,000	4,290,510
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	826,066
3.40%, 05/01/2030	1,216,000	1,091,553
QUALCOMM, Inc. 3.25%, 05/20/2050 (C)	3,819,000	2,930,280
Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,526,000	2,273,744
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	5,908,000	4,732,265

		33,227,530

Software - 1.1%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (C)	570,000	495,794
Infor, Inc. 1.75%, 07/15/2025 (A)	5,112,000	4,677,749
Oracle Corp.
3.65%, 03/25/2041	3,404,000	2,637,152
6.90%, 11/09/2052	5,825,000	6,533,448
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	6,520,000	6,336,636
Workday, Inc. 3.50%, 04/01/2027	6,126,000	5,871,787

		26,552,566

Specialized REITs - 1.5%
American Tower Trust #1 3.65%, 03/15/2048 (A)	2,800,000	2,655,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051 (A)	$ 6,278,000	$ 5,510,104
1.88%, 07/15/2050 (A)	1,100,000	997,203
2.84%, 01/15/2050 (A)	13,134,000	12,530,774
6.60%, 01/15/2028 (A)	3,650,000	3,821,543
VICI Properties LP 4.95%, 02/15/2030	6,748,000	6,450,346
Weyerhaeuser Co. 4.00%, 04/15/2030	5,505,000	5,197,130

		37,162,400

Specialty Retail - 0.2%
Lowe’s Cos., Inc. 3.75%, 04/01/2032 (C)	4,632,000	4,289,971

Tobacco - 0.4%
BAT Capital Corp. 2.26%, 03/25/2028	5,667,000	4,910,627
Philip Morris International, Inc. 5.63%, 11/17/2029	4,540,000	4,730,967

		9,641,594

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.38%, 07/16/2042	2,100,000	1,885,451
Sprint LLC 7.88%, 09/15/2023	2,873,000	2,895,093
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,213,000	3,808,127
3.88%, 04/15/2030	6,794,000	6,388,543

		14,977,214

Total Corporate Debt Securities (Cost $857,888,468)		825,599,202

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Chile - 0.0% (E)
Chile Government International Bonds 3.50%, 01/25/2050	825,000	635,078

Colombia - 0.2%
Colombia Government International Bonds 4.50%, 01/28/2026	3,650,000	3,450,201

Indonesia - 0.2%
Indonesia Government International Bonds 4.75%, 01/08/2026 (A)	3,205,000	3,243,988

Mexico - 0.1%
Mexico Government International Bonds 3.75%, 01/11/2028	2,481,000	2,396,001

Panama - 0.0% (E)
Panama Government International Bonds 3.88%, 03/17/2028	735,000	706,661

Peru - 0.0% (E)
Peru Government International Bonds 7.35%, 07/21/2025	390,000	410,843

Total Foreign Government Obligations (Cost $11,463,181)		10,842,772

	Principal	Value
MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month LIBOR + 0.62%, 5.64% (B), 08/25/2035	$ 277,951	$ 242,317
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	438,803	362,709
Series 2005-51, Class 3A3A, 1-Month LIBOR + 0.64%, 5.59% (B), 11/20/2035	322,671	272,372
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,666,298	1,973,827
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	689,323	377,640
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (A)	1,725,041	1,591,062
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 3.91% (B), 11/25/2034	25,719	23,241
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 4.17% (B), 02/25/2034	20,112	18,525
Series 2005-3, Class 1A2, 1-Month LIBOR + 0.58%, 5.60% (B), 04/25/2035	64,244	57,540
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	5,499,743	4,777,088
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3, 3.75%, 03/11/2047	1,280,763	1,262,642
Series 2014-GC19, Class A4, 4.02%, 03/11/2047	4,165,000	4,095,400
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	226,693	216,730
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	180,236	168,722
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	994,239	948,312
COMM Mortgage Trust
Series 2013-CR11, Class AM, 4.72% (B), 08/10/2050	565,000	559,026
Series 2014-UBS2, Class A5, 3.96%, 03/10/2047	12,640,000	12,412,527
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (A)	17,005,000	15,833,612
CSMC Trust
Series 2014-11R, Class 17A1, 1-Month LIBOR + 0.15%, 5.15% (B), 12/27/2036 (A)	87,924	87,186
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	6,095,614	4,989,522
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	4,018,713	3,579,477
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	3,800,000	3,612,686

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust (continued)
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (A)	$ 6,050,000	$ 5,726,819
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	4,570,000	4,332,829
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.75% (B), 03/18/2035	3,513	3,130
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 5.51% (B), 06/19/2034	111,507	98,169
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 5.82% (B), 10/25/2034	5,122	4,919
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.22% (B), 08/25/2037	280,259	209,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class B, 3.77%, 06/10/2027 (A)	4,800,000	768,000
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 2.97% (B), 02/25/2034	11,811	10,460
Series 2006-A2, Class 5A1, 4.18% (B), 11/25/2033	6,694	6,404
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	152,496	54,582
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	5,765,000	4,978,735
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	5,024,000	4,229,832
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 4.29% (B), 11/25/2035 (A)	186,160	109,084
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 5.66% (B), 10/25/2028	4,191	3,889
Series 2004-A1, Class 2A1, 4.06% (B), 02/25/2034	44,203	40,070
Series 2005-A4, Class 2A2, 3.79% (B), 07/25/2035	40,473	34,848
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class B, 4.50% (B), 08/15/2046	1,035,000	701,406
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	726,975	670,071
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	305,312	288,947
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	241,033	221,056
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	804,897	740,044

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	$ 1,024,746	$ 963,867
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	889,618	844,793
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,827,402	1,678,172
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,632,480	1,552,954
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,833,916	1,740,802
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,567,921	2,471,950
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,297,221	1,211,018
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	791,242	752,356
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	7,238,737	6,877,431
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	5,366,443	5,019,199
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	1,333,141	1,251,114
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,955,553	1,830,656
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	11,917,000	11,026,068
RALI Trust Series 2007-QO4, Class A1A, 1-Month LIBOR + 0.38%, 5.40% (B), 05/25/2047	263,856	235,183
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.19% (B), 07/25/2035	189,005	112,105
Series 2007-3, Class 3A1, 4.21% (B), 04/25/2047	476,201	233,690
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 5.65% (B), 01/19/2034	12,594	11,795
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.75% (B), 10/25/2056 (A)	320,943	315,250
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	565,741	550,127
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,216,955	1,156,738
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,806,726	1,724,192
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	2,557,912	2,482,253
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,318,395	2,152,210
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	6,695,395	6,369,009

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	$ 9,767,175	$ 9,148,598
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,212,294	1,937,168
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	4,179,087	3,771,381
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	13,720,168	12,882,303
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	8,297,443	7,774,775
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month LIBOR + 0.58%, 5.60% (B), 07/25/2045	18,790	17,305
Series 2007-OA6, Class 1A1B, 12-MTA + 0.81%, 4.27% (B), 07/25/2047	13,144	172
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	2,822,054
Series 2015-C29,Class AS, 4.01% (B), 06/15/2048	6,250,000	5,990,403

Total Mortgage-Backed Securities (Cost $192,320,106)		177,602,044

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	267,000	296,288

Total Municipal Government Obligation (Cost $314,881)		296,288

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.0%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.57%, 3.82% (B), 02/01/2037	1,873	1,815
6-Month LIBOR + 2.12%, 3.91% (B), 05/01/2037	4,542	4,406
12-Month LIBOR + 1.66%, 3.96% (B), 01/01/2038	51,265	50,726
12-Month LIBOR + 1.73%, 3.98% (B), 09/01/2035	127,348	127,126
12-Month LIBOR + 1.75%, 4.00% (B), 12/01/2034	5,530	5,474
12-Month LIBOR + 1.80%, 4.05% (B), 09/01/2037	9,748	9,898
12-Month LIBOR + 1.90%, 4.40% (B), 02/01/2041	12,953	12,740
5.00%, 12/01/2035	182,539	186,143
6-Month LIBOR + 1.36%, 5.56% (B), 05/01/2037	13,285	13,393
6-Month LIBOR + 1.57%, 5.69% (B), 04/01/2037	11,820	11,907
6.00%, 05/01/2031	138,474	142,389

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	$ 10,286,671	$ 9,961,725
2.89%, 06/25/2027	2,434,591	2,397,542
3.01%, 07/25/2025	12,812,000	12,413,446
3.06% (B), 08/25/2024	4,834,840	4,720,960
3.17%, 10/25/2024	17,140,000	16,701,873
3.49%, 01/25/2024	6,760,930	6,676,778
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	765,066	747,566
12-Month LIBOR + 1.74%, 3.95% (B), 08/01/2035	15,983	16,259
12-Month LIBOR + 1.75%, 4.25% (B), 03/01/2041	11,314	11,142
4.50%, 02/01/2025 - 04/01/2025	16,384	16,358
5.00%, 04/01/2039 - 11/01/2039	4,474,295	4,493,729
6-Month LIBOR + 1.52%, 5.16% (B), 01/01/2035	3,258	3,245
6-Month LIBOR + 0.94%, 5.17% (B), 08/01/2037	667	656
5.50%, 04/01/2036 - 12/01/2041	1,930,246	2,010,933
6.00%, 02/01/2034 - 01/01/2040	1,974,814	2,055,705
6.50%, 06/01/2038 - 05/01/2040	793,590	838,419
Government National Mortgage Association, Interest Only STRIPS Series 2012-120, Class IO, 0.64% (B), 02/16/2053	2,348,983	37,401
Tennessee Valley Authority 5.88%, 04/01/2036	2,768,000	3,194,520
Uniform Mortgage-Backed Security
2.00%, TBA (F)	87,018,000	74,989,563
2.50%, TBA (F)	157,500,000	137,464,619
3.00%, TBA (F)	111,196,000	100,349,566
3.50%, TBA (F)	88,785,000	82,957,508
4.00%, TBA (F)	47,497,000	45,339,226
4.50%, TBA (F)	41,726,000	40,707,299
5.50%, TBA (F)	51,248,000	51,606,336

Total U.S. Government Agency Obligations (Cost $609,849,840)		600,278,391

U.S. GOVERNMENT OBLIGATIONS - 28.2%
U.S. Treasury - 26.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	28,081,000	16,349,504
1.88%, 02/15/2051 - 11/15/2051	11,868,000	8,082,507
2.00%, 02/15/2050	9,112,000	6,458,486
2.25%, 08/15/2046 - 02/15/2052	29,315,000	21,887,093
2.38%, 02/15/2042 - 05/15/2051	18,112,000	14,454,251
2.50%, 02/15/2045 - 05/15/2046	42,510,200	33,950,509
2.75%, 08/15/2042 - 11/15/2047	37,877,500	31,993,748
2.88%, 08/15/2045 - 05/15/2049	9,895,500	8,455,253
3.00%, 05/15/2042 - 08/15/2048	7,297,300	6,436,719
3.00%, 08/15/2052 (C)	29,090,100	25,526,563
3.13%, 02/15/2042 - 05/15/2048	32,169,000	29,052,591
3.63%, 02/15/2044 - 02/15/2053	12,011,600	11,707,547
3.88%, 02/15/2043	4,257,000	4,296,909
4.00%, 11/15/2052	5,195,000	5,509,947
5.25%, 02/15/2029	25,842,100	28,067,953

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
0.25%, 05/31/2025	$ 3,253,000	$ 3,007,627
0.63%, 05/15/2030	2,059,000	1,694,654
0.63%, 08/15/2030 (C)	9,737,000	7,972,929
0.88%, 06/30/2026	11,400,100	10,438,217
1.13%, 02/15/2031	5,731,000	4,857,694
1.25%, 11/30/2026	12,997,000	11,939,978
1.38%, 11/15/2031 (C)	29,337,000	24,894,049
1.50%, 08/15/2026 - 02/15/2030	46,243,700	42,684,024
1.63%, 05/15/2026 - 05/15/2031	24,038,900	21,590,940
1.88%, 02/15/2032	15,629,800	13,786,582
2.25%, 11/15/2025 (C)	1,956,500	1,879,004
2.25%, 11/15/2027	70,991,400	67,011,999
2.50%, 08/15/2023 - 01/31/2024	10,224,000	10,120,208
2.50%, 05/31/2024 (C)	1,347,000	1,314,588
2.63%, 02/15/2029	2,275,400	2,164,296
2.75%, 05/15/2025 - 08/15/2032	54,430,600	51,836,298
2.88%, 05/15/2028 - 05/15/2032	59,272,100	56,966,327
2.88%, 08/15/2028 (C)	12,179,700	11,777,199
3.13%, 11/15/2028 (C)	13,172,000	12,878,203
3.25%, 08/31/2024	3,682,000	3,620,585
3.50%, 01/31/2028 - 02/15/2033	19,970,800	20,016,149
3.88%, 11/30/2027	5,843,100	5,917,052
4.13%, 09/30/2027 - 11/15/2032	31,951,900	33,543,996

		674,142,178

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	7,583,486	5,426,414
1.75%, 01/15/2028	4,473,941	4,556,603
2.50%, 01/15/2029	13,420,541	14,281,736
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	7,835,469	7,246,967

		31,511,720

Total U.S. Government Obligations (Cost $741,793,086)		705,653,898

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.2%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 11.64% (B)	184,306	5,376,206

Electric Utilities - 0.0% (E)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	171,157

Total Preferred Stocks (Cost $5,380,797)		5,547,363

	Principal	Value
COMMERCIAL PAPER - 17.1%
Banks - 10.4%
Australia & New Zealand Banking Group Ltd. 5.16% (G), 07/10/2023	$22,900,000	22,667,819

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
BofA Securities, Inc. 5.21% (G), 07/13/2023	$ 18,008,000	$ 17,814,076
Cooperatieve Rabobank UA 5.05% (G), 07/31/2023	5,000,000	4,934,226
DBS Bank Ltd. 5.08% (G), 07/27/2023	23,785,000	23,486,498
DNB Bank ASA 5.07% (G), 06/20/2023	25,000,000	24,818,401
Korea Development Bank 5.35% (G), 06/14/2023	17,364,000	17,250,788
Lloyds Bank PLC 5.09% (G), 07/18/2023	21,925,000	21,670,007
Macquarie Bank Ltd. 5.37% (G), 09/01/2023	22,415,000	22,006,106
Nordea Bank Abp 5.24% (G), 09/01/2023	21,091,000	20,709,949
Societe Generale SA 5.22% (G), 06/12/2023	21,000,000	20,866,598
Standard Chartered Bank 5.19% (G), 06/21/2023	25,000,000	24,815,012
Svenska Handelsbanken AB 5.06% (G), 07/24/2023	25,000,000	24,701,723
Toronto-Dominion Bank 5.38% (G), 09/06/2023	14,000,000	13,731,981

		259,473,184

Financial Services - 5.0%
Anglesea Funding LLC 5.14% (G), 08/03/2023	18,132,000	17,876,973
Cancara Asset Securitisation LLC 4.97% (G), 05/15/2023	1,636,000	1,632,196
Glencove Funding LLC
5.02% (G), 06/20/2023	7,000,000	6,947,607
5.09% (G), 08/03/2023	15,000,000	14,789,752
Lexington Parker Capital Co. LLC
5.20% (G), 08/08/2023	3,825,000	3,768,602
5.34% (G), 09/05/2023	10,000,000	9,811,753
Liberty Street Funding LLC
4.91% (G), 05/23/2023	2,709,000	2,699,663
5.07% (G), 05/25/2023	10,900,000	10,859,305
LMA-Americas LLC 5.19% (G), 08/11/2023	12,773,000	12,577,041
Thunder Bay Funding LLC 5.03% (G), 05/12/2023 - 05/18/2023	18,450,000	18,407,514
Victory Receivables Corp. 5.47% (G), 10/25/2023	25,000,000	24,346,250

		123,716,656

Health Care Providers & Services - 0.9%
Columbia Funding Co. LLC
5.17% (G), 08/10/2023	15,070,000	14,841,221
5.36% (G), 09/05/2023	8,855,000	8,686,708

		23,527,929

Software - 0.8%
Manhattan Asset Funding Co. LLC
4.91% (G), 05/24/2023	9,000,000	8,967,695
5.20% (G), 07/10/2023	11,073,000	10,957,678

		19,925,373

Total Commercial Paper (Cost $426,815,162)		426,643,142

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury Bills
4.60% (G), 06/08/2023	$ 30,417,000	$ 30,264,412
4.61% (G), 06/08/2023	3,574,000	3,556,071
4.77% (G), 08/03/2023	2,048,000	2,021,086
4.79% (G), 09/07/2023 (C)	5,581,000	5,484,182
4.80% (G), 08/03/2023	7,243,000	7,147,817
4.81% (G), 07/20/2023	11,946,000	11,815,191
4.83% (G), 07/20/2023	11,263,000	11,139,670
4.96% (G), 09/07/2023	4,072,000	4,001,360
5.29% (G), 09/07/2023	35,652,000	35,033,516

Total Short-Term U.S. Government Obligations (Cost $110,443,905)		110,463,305

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (G)	15,483,955	15,483,955

Total Other Investment Company (Cost $15,483,955)		15,483,955

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 2.10% (G), dated 04/28/2023, to be repurchased at $55,793,148 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $56,899,065.	$55,783,386	$55,783,386

Total Repurchase Agreement (Cost $55,783,386)		55,783,386

Total Investments (Cost $3,154,453,326)		3,057,333,889
Net Other Assets (Liabilities) - (22.3)%		(556,679,051)

Net Assets - 100.0%		$2,500,654,838

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$123,140,143	$—	$123,140,143
Corporate Debt Securities	—	825,599,202	—	825,599,202
Foreign Government Obligations	—	10,842,772	—	10,842,772
Mortgage-Backed Securities	—	177,602,044	—	177,602,044
Municipal Government Obligation	—	296,288	—	296,288
U.S. Government Agency Obligations	—	600,278,391	—	600,278,391
U.S. Government Obligations	—	705,653,898	—	705,653,898
Preferred Stocks	5,547,363	—	—	5,547,363
Commercial Paper	—	426,643,142	—	426,643,142
Short-Term U.S. Government Obligations	—	110,463,305	—	110,463,305
Other Investment Company	15,483,955	—	—	15,483,955
Repurchase Agreement	—	55,783,386	—	55,783,386

Total Investments	$21,031,318	$3,036,302,571	$—	$3,057,333,889

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $471,604,209, representing 18.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $143,284,511, collateralized by cash collateral of $15,483,955 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $130,713,609. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2023.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.4%
Argentina - 0.2%
YPF SA 9.00% (A), 06/30/2029	$600,000	$478,347

Bermuda - 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038 (B)	800,000	691,787
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026 (B)	640,000	570,400

		1,262,187

Brazil - 0.3%
Banco do Brasil SA 6.25%, 04/18/2030 (B)	1,000,000	994,000

Canada - 0.4%
First Quantum Minerals Ltd. 6.88%, 10/15/2027 (B)	1,115,000	1,082,497

Cayman Islands - 3.2%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041 (C)	1,200,000	804,304
CIFI Holdings Group Co. Ltd. 4.45%, 08/17/2026 (D)	650,000	95,240
CK Hutchison International 23 Ltd. 4.88%, 04/21/2033 (B)	880,000	890,418
Country Garden Holdings Co. Ltd. 4.80%, 08/06/2030 (D)	1,625,000	652,712
Gaci First Investment Co. 5.00%, 10/13/2027 (C) (D)	1,245,000	1,271,456
Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031 (B)	900,000	870,354
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036 (B)	765,906	688,741
Longfor Group Holdings Ltd. 3.85%, 01/13/2032 (D)	1,300,000	900,690
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (D)	490,000	405,708
5.75%, 07/21/2028 (B)	800,000	694,000
5.75%, 07/21/2028 (D)	210,000	182,175
QNB Finance Ltd. 3.50%, 03/28/2024 (D)	500,000	491,975
Vale Overseas Ltd. 6.88%, 11/21/2036	1,015,000	1,060,967

		9,008,740

Chile - 2.9%
Agrosuper SA 4.60%, 01/20/2032 (B)	1,300,000	1,140,279
Alfa Desarrollo SpA 4.55%, 09/27/2051 (B)	2,253,834	1,622,760
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029 (B)	700,000	652,950
Cia Cervecerias Unidas SA 3.35%, 01/19/2032 (B)	850,000	736,525
Empresa Nacional del Petroleo
4.38%, 10/30/2024 (B)	650,000	644,691
6.15%, 05/10/2033 (B)	1,300,000	1,306,435
Enel Chile SA 4.88%, 06/12/2028	860,000	845,455

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Sociedad de Transmision Austral SA 4.00%, 01/27/2032 (B)	$ 1,500,000	$ 1,285,163

		8,234,258

Colombia - 0.4%
Ecopetrol SA 8.88%, 01/13/2033	810,000	785,260
Empresas Publicas de Medellin ESP 4.38%, 02/15/2031 (B)	310,000	230,846

		1,016,106

Guatemala - 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029 (B)	810,000	755,348
CT Trust 5.13%, 02/03/2032 (B)	805,000	664,284

		1,419,632

Honduras - 0.2%
Central American Bank for Economic Integration 5.00%, 02/09/2026 (B)	565,000	569,409

Hong Kong - 0.7%
AIA Group Ltd.
4.95%, 04/04/2033 (B)	600,000	606,821
5.63%, 10/25/2027 (B)	1,275,000	1,327,835

		1,934,656

India - 0.5%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031 (B)	600,000	412,800
Muthoot Finance Ltd. 4.40%, 09/02/2023 (B)	229,000	226,447
REC Ltd. 5.63%, 04/11/2028 (B)	890,000	893,936

		1,533,183

Indonesia - 1.2%
Freeport Indonesia PT
5.32%, 04/14/2032 (B)	1,022,000	982,259
6.20%, 04/14/2052 (B)	1,278,000	1,176,615
Indofood CBP Sukses Makmur Tbk PT 4.75%, 06/09/2051 (D)	1,600,000	1,164,849

		3,323,723

Ireland - 0.3%
C&W Senior Financing DAC 6.88%, 09/15/2027 (B)	1,000,000	875,000
Sovcombank Via SovCom Capital DAC Fixed until 02/17/2027 (E), 7.60% (B) (F)	640,000	23,120

		898,120

Israel - 1.3%
Bank Leumi Le-Israel BM Fixed until 04/18/2028, 7.13% (F), 07/18/2033 (D)	805,000	782,581
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (D)	750,000	690,938
5.88%, 03/30/2031 (D)	810,000	704,700

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Israel (continued)
Leviathan Bond Ltd. 6.75%, 06/30/2030 (D)	$ 1,720,000	$ 1,593,167

		3,771,386

Jersey, Channel Islands - 0.7%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (B)	656,434	612,828
2.16%, 03/31/2034 (D)	1,596,780	1,383,235

		1,996,063

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	600,000	504,864
6.38%, 10/24/2048 (B)	520,000	437,549

		942,413

Luxembourg - 4.1%
CSN Resources SA
4.63%, 06/10/2031 (B)	1,215,000	937,751
5.88%, 04/08/2032 (B)	350,000	287,424
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	700,000	602,875
4.39%, 11/30/2046 (B)	1,260,000	1,006,425
Gol Finance SA 8.00%, 06/30/2026 (D)	550,000	268,411
Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038 (B)	800,000	839,564
Guara Norte SARL 5.20%, 06/15/2034 (B)	937,887	798,817
Kenbourne Invest SA
4.70%, 01/22/2028 (D)	984,000	533,820
6.88%, 11/26/2024 (B)	1,059,000	698,940
MC Brazil Downstream Trading SARL 7.25%, 06/30/2031 (B)	966,254	742,326
Mexico Remittances Funding Fiduciary Estate Management SARL 4.88%, 01/15/2028 (B)	950,000	855,922
Millicom International Cellular SA 5.13%, 01/15/2028 (B)	63,000	55,427
Movida Europe SA 5.25%, 02/08/2031 (B)	1,450,000	1,066,360
Rumo Luxembourg SARL 4.20%, 01/18/2032 (B)	2,080,000	1,681,597
Simpar Europe SA 5.20%, 01/26/2031 (B)	1,325,000	980,447
Tierra Mojada Luxembourg II Sarl 5.75%, 12/01/2040	568,229	482,476

		11,838,582

Mexico - 5.5%
Alsea SAB de CV 7.75%, 12/14/2026 (B)	865,000	859,332
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (E), 6.63% (B) (F)	700,000	566,650
Fixed until 10/14/2030 (E), 8.38% (D) (F)	875,000	827,750
Braskem Idesa SAPI 6.99%, 02/20/2032 (B) (C)	920,000	655,316
Cemex SAB de CV 9.13%, 12/31/2099 (B)	1,095,000	1,093,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
CIBANCO SA Institucion de Banca Multiple Trust 4.38%, 07/22/2031 (B)	$ 1,000,000	$ 742,922
Corp. Inmobiliaria Vesta SAB de CV 3.63%, 05/13/2031 (B)	1,000,000	828,658
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051 (B)	1,200,000	904,440
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	2,120,000	1,645,031
Petroleos Mexicanos
6.50%, 03/13/2027	2,170,000	1,947,994
6.70%, 02/16/2032	2,500,000	1,922,572
6.88%, 08/04/2026	970,000	917,551
7.19%, 09/12/2024 (D)	MXN 14,090,000	719,991
Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032 (B)	$1,000,000	913,249
Total Play Telecomunicaciones SA de CV 6.38%, 09/20/2028 (B)	1,005,000	662,696
Trust Fibra Uno 4.87%, 01/15/2030 (B)	710,000	601,696

		15,809,206

Multi-National - 0.6%
Digicel International Finance Ltd./Digicel International Holdings Ltd. 8.75%, 05/25/2024 (B)	800,000	722,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 01/15/2030 (B)	1,000,000	954,750

		1,676,750

Netherlands - 2.8%
Braskem Netherlands Finance BV 7.25%, 02/13/2033 (B)	1,300,000	1,245,098
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (B)	1,725,000	1,515,757
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (B)	895,000	774,748
MV24 Capital BV 6.75%, 06/01/2034 (B)	942,150	840,714
Prosus NV
3.68%, 01/21/2030 (B)	1,050,000	893,050
4.19%, 01/19/2032 (B)	1,285,000	1,089,945
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	1,800,000	1,627,799

		7,987,111

Nigeria - 0.3%
SEPLAT Energy PLC 7.75%, 04/01/2026 (B)	1,200,000	952,704

Northern Mariana Islands - 0.7%
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025 (B)	1,050,000	996,878
HTA Group Ltd. 7.00%, 12/18/2025 (D)	1,050,000	988,050

		1,984,928

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oman - 0.2%
OQ SAOC 5.13%, 05/06/2028 (B)	$ 660,000	$ 632,292

Peru - 0.5%
Consorcio Transmantaro SA 5.20%, 04/11/2038 (B)	1,090,000	1,007,111
Petroleos del Peru SA 5.63%, 06/19/2047 (B)	725,000	459,842

		1,466,953

Qatar - 0.6%
QatarEnergy 3.13%, 07/12/2041 (B)	2,200,000	1,729,750

Republic of Korea - 0.5%
POSCO 4.38%, 08/04/2025 (B)	710,000	698,628
Shinhan Bank Co. Ltd. 3.88%, 03/24/2026 (B)	720,000	684,777

		1,383,405

Republic of South Africa - 0.3%
Eskom Holdings SOC Ltd. 7.50%, 09/15/2033	ZAR 20,000,000	792,327

Singapore - 0.5%
LLPL Capital Pte Ltd. 6.88%, 02/04/2039 (D)	$272,943	243,692
Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028 (B)	1,400,000	1,264,489

		1,508,181

Spain - 0.3%
AI Candelaria Spain SA 5.75%, 06/15/2033 (B)	1,075,000	763,250

Thailand - 0.2%
Bangkok Bank PCL 3.47%, 09/23/2036	765,000	624,889

Turkey - 0.2%
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025 (D)	600,000	519,312

United Arab Emirates - 1.2%
Acwa Power Management & Investments One Ltd. 5.95%, 12/15/2039 (B)	998,000	961,822
NBK SPC Ltd. Fixed until 09/15/2026, 1.63% (F), 09/15/2027 (B)	875,000	783,484
Nbk Tier 2 Ltd. Fixed until 11/24/2025, 2.50% (F), 11/24/2030 (D)	435,000	393,022
Sweihan PV Power Co. PJSC 3.63%, 01/31/2049 (B)	1,460,370	1,210,282

		3,348,610

United Kingdom - 1.4%
Anglo American Capital PLC 5.50%, 05/02/2033 (B)	830,000	827,513
Energean PLC 6.50%, 04/30/2027 (B)	1,430,000	1,294,722
Liquid Telecommunications Financing PLC 5.50%, 09/04/2026 (B)	750,000	446,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Standard Chartered PLC Fixed until 01/09/2026, 6.17% (F), 01/09/2027 (B)	$ 540,000	$ 547,150
Tullow Oil PLC 10.25%, 05/15/2026 (B)	1,119,000	873,939

		3,989,574

United States - 2.5%
Hyundai Capital America 5.50%, 03/30/2026 (B)	1,215,000	1,218,842
Kosmos Energy Ltd. 7.75%, 05/01/2027 (B)	800,000	691,345
New Fortress Energy, Inc. 6.50%, 09/30/2026 (B)	790,000	725,045
Pilgrim’s Pride Corp. 6.25%, 07/01/2033	960,000	947,097
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 04/16/2029 (B)	700,000	560,491
Sasol Financing USA LLC
4.38%, 09/18/2026	625,000	566,754
5.50%, 03/18/2031	1,500,000	1,241,821
8.75%, 05/03/2029 (B)	1,085,000	1,088,287

		7,039,682

Venezuela - 0.2%
Petroleos de Venezuela SA 8.50%, 10/27/2020 (D) (G) (H)	1,945,000	515,425

Virgin Islands, British - 0.3%
Studio City Finance Ltd. 6.50%, 01/15/2028 (D)	940,000	809,857

Total Corporate Debt Securities (Cost $113,307,862)		103,837,508

FOREIGN GOVERNMENT OBLIGATIONS - 55.3%
Angola - 1.2%
Angola Government International Bonds
9.13%, 11/26/2049 (D)	3,800,000	2,830,559
9.50%, 11/12/2025 (D)	750,000	739,740

		3,570,299

Argentina - 0.9%
Argentina Republic Government International Bonds
1.50% (A), 07/09/2046	6,200,000	1,409,474
3.50% (A), 07/09/2041	4,235,000	1,054,388

		2,463,862

Bahamas - 0.3%
Bahamas Government International Bonds
6.00%, 11/21/2028 (B)	340,000	259,219
6.00%, 11/21/2028 (D)	685,000	522,251

		781,470

Bermuda - 0.5%
Bermuda Government International Bonds 5.00%, 07/15/2032 (B)	1,540,000	1,543,650

Brazil - 2.7%
Brazil Government International Bonds 6.00%, 10/20/2033	1,680,000	1,648,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2025 - 01/01/2033	BRL 31,503,000	$ 6,084,732

		7,733,580

Cayman Islands - 0.3%
KSA Sukuk Ltd. 5.27%, 10/25/2028 (B)	$745,000	781,878

Chile - 1.5%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 03/01/2026	CLP 1,590,000,000	1,883,713
Chile Government International Bonds
2.75%, 01/31/2027	$1,075,000	1,014,056
3.10%, 05/07/2041	1,895,000	1,459,789

		4,357,558

China - 0.6%
China Government Bonds 3.27%, 11/19/2030	CNY 12,150,000	1,822,798

Colombia - 2.6%
Colombia Government International Bonds 7.50%, 02/02/2034	$2,810,000	2,676,384
Colombia TES
Series B,
6.00%, 04/28/2028	COP 8,652,400,000	1,475,492
7.25%, 10/26/2050	11,296,300,000	1,479,909
13.25%, 02/09/2033	6,481,000,000	1,469,279
Republic of Colombia Government International Bonds 8.00%, 04/20/2033	$295,000	292,292

		7,393,356

Costa Rica - 0.4%
Costa Rica Government International Bonds 6.55%, 04/03/2034 (B)	1,165,000	1,184,903

Cote d’Ivoire - 1.3%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (B)	EUR 2,130,000	1,773,815
6.88%, 10/17/2040 (B)	2,620,000	2,086,535

		3,860,350

Croatia - 0.3%
Croatia Government International Bonds 6.00%, 01/26/2024 (B)	$855,000	859,675

Czech Republic - 0.5%
Czech Republic Government Bonds 5.70%, 05/25/2024 (D)	CZK 31,030,000	1,452,428

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 1.9%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	$3,240,000	$ 2,788,032
5.88%, 01/30/2060 (B)	1,980,000	1,508,615
6.50%, 02/15/2048 (B)	1,350,000	1,150,070

		5,446,717

Ecuador - 0.3%
Ecuador Government International Bonds
1.50% (A), 07/31/2040 (B)	715,000	232,375
5.50% (A), 07/31/2030 (D)	1,000,000	527,556

		759,931

Egypt - 1.0%
Egypt Government International Bonds 8.88%, 05/29/2050 (B)	1,505,000	798,048
Egypt Treasury Bills Zero Coupon, 01/09/2024	EGP 76,850,000	2,142,305

		2,940,353

El Salvador - 0.3%
El Salvador Government International Bonds 7.63%, 02/01/2041 (B)	$1,510,000	746,157

Ghana - 0.4%
Ghana Government International Bonds
7.63%, 05/16/2029 (B)	2,885,000	1,055,772
8.88%, 05/07/2042 (D)	650,000	226,850

		1,282,622

Guatemala - 0.3%
Guatemala Government Bonds 5.25%, 08/10/2029 (B)	955,000	930,368

Hungary - 1.9%
Hungary Government Bonds
2.50%, 10/24/2024 (C)	HUF 658,980,000	1,691,870
4.75%, 11/24/2032 (C)	689,490,000	1,625,806
Hungary Government International Bonds 6.13%, 05/22/2028 (B)	$1,410,000	1,460,323
Magyar Export-Import Bank Zrt 6.13%, 12/04/2027 (B)	790,000	795,431

		5,573,430

Indonesia - 5.0%
Indonesia Government International Bonds
4.15%, 09/20/2027	620,000	613,255
4.35%, 01/08/2027 (B)	2,300,000	2,297,895
4.55%, 01/11/2028	1,875,000	1,878,067
Indonesia Treasury Bonds
8.25%, 05/15/2036	IDR 26,291,000,000	1,998,098
8.38%, 03/15/2034	48,431,000,000	3,715,189
Series FR73,
8.75%, 05/15/2031	17,219,000,000	1,322,130

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	$2,385,000	$ 2,390,144

		14,214,778

Israel - 0.3%
Israel Government International Bonds 3.25%, 01/17/2028	795,000	751,355

Jordan - 0.5%
Jordan Government International Bonds 7.50%, 01/13/2029 (B) (C)	1,400,000	1,399,748

Kenya - 0.5%
Republic of Kenya Government International Bonds 6.88%, 06/24/2024 (B)	1,600,000	1,387,616

Macedonia - 0.2%
North Macedonia Government International Bonds 6.96%, 03/13/2027 (B)	EUR 530,000	591,307

Malaysia - 1.8%
Malaysia Government Bonds
3.76%, 05/22/2040	MYR 12,763,000	2,740,914
4.70%, 10/15/2042	6,179,000	1,505,886
Malaysia Sovereign Sukuk Bhd. 3.04%, 04/22/2025 (B)	$1,000,000	978,571

		5,225,371

Mexico - 5.6%
Mexico Bonos
7.50%, 06/03/2027	MXN 83,477,100	4,390,145
8.00%, 09/05/2024	12,000,000	642,839
Series M,
7.75%, 05/29/2031	91,758,400	4,787,799
Mexico Government International Bonds
4.50%, 04/22/2029	$1,325,000	1,307,122
6.34%, 05/04/2053	1,900,000	1,959,076
6.35%, 02/09/2035	2,600,000	2,783,126

		15,870,107

Morocco - 0.5%
Morocco Government International Bonds 5.95%, 03/08/2028 (B)	1,305,000	1,336,033

Nigeria - 0.6%
Nigeria Government International Bonds 7.38%, 09/28/2033 (B)	2,550,000	1,759,500

Oman - 0.5%
Oman Government International Bonds 6.25%, 01/25/2031 (B)	1,250,000	1,292,388

Panama - 1.3%
Panama Government International Bonds
3.75%, 03/16/2025	1,280,000	1,251,366

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Panama Government International Bonds (continued)
6.40%, 02/14/2035	$ 755,000	$ 797,945
6.85%, 03/28/2054 (C)	1,505,000	1,571,346

		3,620,657

Papua New Guinea - 0.3%
Papua New Guinea Government International Bonds 8.38%, 10/04/2028 (D)	815,000	723,717

Peru - 1.6%
Peru Government Bonds 6.15%, 08/12/2032	PEN 12,912,000	3,186,043
Peruvian Government International Bonds 6.90%, 08/12/2037 (B)	5,314,000	1,348,208

		4,534,251

Poland - 2.5%
Republic of Poland Government Bonds Series 0432, 1.75%, 04/25/2032	PLN 23,896,000	4,131,463
Republic of Poland Government International Bonds
4.88%, 10/04/2033	$2,365,000	2,400,219
5.50%, 11/16/2027	570,000	596,790

		7,128,472

Qatar - 0.3%
Qatar Government International Bonds 3.40%, 04/16/2025 (B)	750,000	735,938

Republic of Korea - 0.6%
Export-Import Bank of Korea 8.00%, 05/15/2024 (B)	IDR 15,200,000,000	1,050,634
Korea Electric Power Corp. 5.50%, 04/06/2028 (B)	$700,000	736,288

		1,786,922

Republic of South Africa - 2.8%
Republic of South Africa Government Bonds
7.00%, 02/28/2031 (C)	ZAR 42,562,700	1,886,324
8.25%, 03/31/2032	50,923,000	2,371,256
8.88%, 02/28/2035	48,947,000	2,244,725
Republic of South Africa Government International Bonds
5.88%, 04/20/2032	$900,000	816,300
7.30%, 04/20/2052	900,000	766,282

		8,084,887

Romania - 2.2%
Romania Government Bonds 4.25%, 04/28/2036	RON 15,440,000	2,527,264
Romania Government International Bonds
6.00%, 05/25/2034 (B) (C)	$1,859,000	1,843,236
7.13%, 01/17/2033 (B)	560,000	598,612
7.63%, 01/17/2053 (B)	1,200,000	1,292,400

		6,261,512

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 1.3%
Saudi Government International Bonds
4.63%, 10/04/2047 (B)	$ 2,713,000	$ 2,462,915
5.00%, 01/18/2053 (B)	1,400,000	1,323,381

		3,786,296

Senegal - 0.5%
Senegal Government International Bonds 6.75%, 03/13/2048 (B)	2,020,000	1,348,350

Serbia - 0.6%
Serbia International Bonds 6.50%, 09/26/2033 (B)	1,695,000	1,718,394

Supranational - 0.7%
Asian Development Bank 6.20%, 10/06/2026	INR 38,300,000	460,333
Asian Infrastructure Investment Bank 6.00%, 12/08/2031 (D)	126,500,000	1,454,112

		1,914,445

Thailand - 1.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 97,337,000	2,530,157
3.78%, 06/25/2032	24,413,000	790,965

		3,321,122

Tunisia - 0.1%
Tunisian Republic 5.75%, 01/30/2025 (D)	$700,000	358,194

Turkey - 2.3%
Hazine Mustesarligi Varlik Kiralama AS 9.76%, 11/13/2025 (B)	900,000	920,538
Turkey Government International Bonds
9.38%, 03/14/2029 - 01/19/2033	3,400,000	3,428,074
9.88%, 01/15/2028	1,500,000	1,549,590
Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026 (B)	600,000	597,288

		6,495,490

Ukraine - 0.3%
Ukraine Government International Bonds
Zero Coupon (F), 08/01/2041 (D)	870,000	221,935
7.38%, 09/25/2034 (D)	350,000	56,000
7.75%, 09/01/2026 - 09/01/2027 (D)	4,095,000	694,381

		972,316

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.7%
UAE International Government Bonds 4.95%, 07/07/2052 (B)	$ 2,065,000	$ 2,081,235

Uruguay - 0.7%
Uruguay Government International Bonds 3.88%, 07/02/2040	UYU 76,859,630	2,087,985

Venezuela - 0.3%
Venezuela Government International Bonds 9.00%, 05/07/2023 (D) (G) (H)	$9,260,000	926,000

Zambia - 0.3%
Zambia Government International Bonds 5.38%, 09/20/2022 (D)	1,725,000	745,542

Total Foreign Government Obligations (Cost $166,011,448)		157,945,313

	Shares	Value
OTHER INVESTMENT COMPANY - 3.5%
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (I)	10,108,937	10,108,937

Total Other Investment Company (Cost $10,108,937)		10,108,937

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
Fixed Income Clearing Corp., 2.10% (I), dated 04/28/2023, to be repurchased at $20,626,426 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2025, and with a value of $21,035,317.	$20,622,817	20,622,817

Total Repurchase Agreement (Cost $20,622,817)		20,622,817

Total Investments (Cost $310,051,064)		292,514,575
Net Other Assets (Liabilities) - (2.4)%		(6,993,270)

Net Assets - 100.0%		$285,521,305

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CA	05/05/2023	USD	2,920,850	CLP	2,334,166,120	$31,469	$—
CA	05/05/2023	CLP	2,381,164,546	USD	2,920,850	26,709	—
GSB	05/03/2023	USD	4,078,443	BRL	20,495,109	—	(28,047)
GSB	05/03/2023	BRL	20,495,109	USD	4,022,659	83,831	—
GSB	06/02/2023	BRL	10,247,554	USD	2,016,560	23,623	—
HSBC	05/31/2023	HUF	222,186,122	USD	649,515	—	(89)
HSBC	05/31/2023	THB	50,110,420	USD	1,474,920	—	(2,600)
MSC	05/31/2023	USD	4,514,749	EUR	4,078,335	12,307	—
MSC	05/31/2023	USD	1,400,605	ZAR	25,820,911	—	(6,748)

Total						$177,939	$(37,484)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	54.0%	$157,945,313
Oil, Gas & Consumable Fuels	8.8	25,865,651
Electric Utilities	3.0	8,880,805
Banks	2.5	7,288,807
Metals & Mining	2.4	7,053,654
Chemicals	1.6	4,797,276
Food Products	1.6	4,726,287
Transportation Infrastructure	1.6	4,719,875
Energy Equipment & Services	1.6	4,615,277
Wireless Telecommunication Services	1.3	3,798,436
Hotels, Restaurants & Leisure	1.2	3,511,563
Real Estate Management & Development	1.1	3,220,222
Broadline Retail	1.0	2,787,299
Construction & Engineering	0.9	2,503,807
Insurance	0.7	1,934,656
Diversified Telecommunication Services	0.6	1,773,230
Financial Services	0.6	1,749,858
Pharmaceuticals	0.6	1,627,799
Beverages	0.5	1,491,873
Consumer Finance	0.5	1,445,289
Capital Markets	0.4	1,271,456
Construction Materials	0.4	1,093,358
Specialty Retail	0.4	1,066,360
Professional Services	0.3	961,822
Consumer Staples Distribution & Retail	0.3	890,418
Communications Equipment	0.3	870,354
Marine Transportation	0.3	840,714
Electronic Equipment, Instruments & Components	0.3	839,564
Ground Transportation	0.2	688,741
Paper & Forest Products	0.2	652,950
Diversified REITs	0.2	601,696
Passenger Airlines	0.1	268,411

Investments	89.5	261,782,821
Short-Term Investments	10.5	30,731,754

Total Investments	100.0%	$292,514,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$103,837,508	$—	$103,837,508
Foreign Government Obligations	—	157,945,313	—	157,945,313
Other Investment Company	10,108,937	—	—	10,108,937
Repurchase Agreement	—	20,622,817	—	20,622,817

Total Investments	$10,108,937	$282,405,638	$—	$292,514,575

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$177,939	$—	$177,939

Total Other Financial Instruments	$—	$177,939	$—	$177,939

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(37,484)	$—	$(37,484)

Total Other Financial Instruments	$—	$(37,484)	$—	$(37,484)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $123,593,760, representing 43.3% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,826,550, collateralized by cash collateral of $10,108,937. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $28,122,885, representing 9.8% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Non-income producing securities.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $1,441,425, representing 0.5% of the Fund’s net assets.
(I)	Rates disclosed reflect the yields at April 30, 2023.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CA	Credit Agricole
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Brazil - 4.4%
BB Seguridade Participacoes SA	456,958	$3,143,316
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (A)	744,700	6,887,407
Hapvida Participacoes e Investimentos SA (A) (B)	2,698,548	1,493,242
Magazine Luiza SA (A)	3,658,476	2,449,840
Petroleo Brasileiro SA	779,651	4,168,830
Raia Drogasil SA	339,129	1,786,822
TIM SA	2,017,400	5,662,537
Vale SA, ADR	933,467	13,451,259

		39,043,253

Cayman Islands - 0.6%
Sands China Ltd. (A)	1,434,400	5,137,186

China - 35.0%
Airtac International Group	274,783	9,973,107
Alibaba Group Holding Ltd. (A)	1,776,615	18,785,256
Amoy Diagnostics Co. Ltd., A Shares	360,531	1,465,968
Anhui Conch Cement Co. Ltd., H Shares	1,112,500	3,512,739
ANTA Sports Products Ltd.	696,798	8,658,566
Asymchem Laboratories Tianjin Co. Ltd., A Shares	40,000	731,591
Asymchem Laboratories Tianjin Co. Ltd., H Shares (B) (C)	79,599	1,000,394
Bank of Ningbo Co. Ltd., A Shares	1,224,700	4,849,573
BTG Hotels Group Co. Ltd., A Shares	105,900	331,444
China Construction Bank Corp., H Shares	11,419,922	7,634,515
China Longyuan Power Group Corp. Ltd., H Shares	9,273,175	9,731,873
China Merchants Bank Co. Ltd., H Shares	3,270,678	15,787,964
China National Building Material Co. Ltd., H Shares	4,762,000	3,572,975
China Pacific Insurance Group Co. Ltd., H Shares	1,028,418	3,071,918
China Railway Group Ltd., A Shares	2,949,600	3,962,730
China Tourism Group Duty Free Corp. Ltd., A Shares	332,506	7,757,641
China Vanke Co. Ltd., H Shares	700,600	1,095,244
Contemporary Amperex Technology Co. Ltd., A Shares	623,180	20,853,215
CSC Financial Co. Ltd., H Shares (B)	4,551,322	4,633,278
CSPC Pharmaceutical Group Ltd.	1,739,981	1,771,816
ENN Energy Holdings Ltd.	678,636	9,305,189
GDS Holdings Ltd., ADR (A)	26,693	414,542
Glodon Co. Ltd., A Shares	344,800	2,890,785
Great Wall Motor Co. Ltd., H Shares (C)	3,015,000	3,658,933
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	667,800	4,125,593
H World Group Ltd., ADR (A)	28,755	1,348,610
Haidilao International Holding Ltd. (A) (B) (C)	1,861,231	4,550,528
Hangzhou Tigermed Consulting Co. Ltd., A Shares	90,500	1,190,980
Hangzhou Tigermed Consulting Co. Ltd., H Shares (B)	14,900	124,120
KE Holdings, Inc., ADR (A)	674,939	10,589,793
Kingdee International Software Group Co. Ltd. (A)	1,607,000	2,471,024
Li Ning Co. Ltd.	263,052	1,881,247
Longfor Group Holdings Ltd. (B)	204,000	558,246

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Meituan, Class B (A) (B)	828,717	$ 14,163,145
Microport Scientific Corp. (A)	216,500	480,389
NetEase, Inc.	111,780	1,989,952
New Oriental Education & Technology Group, Inc., ADR (A)	19,661	896,345
Ping An Insurance Group Co. of China Ltd., H Shares	1,186,208	8,654,005
Proya Cosmetics Co. Ltd., A Shares	143,000	3,471,027
Remegen Co. Ltd., A Shares (A)	33,276	300,624
Remegen Co. Ltd., H Shares (A) (B) (C)	97,500	572,974
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,785,478	3,046,724
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares (C)	562,000	1,606,534
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	64,500	2,909,248
Sinoma Science & Technology Co. Ltd., A Shares	2,258,030	6,892,592
Sinopharm Group Co. Ltd., H Shares	784,000	2,777,146
Tencent Holdings Ltd.	1,202,275	53,400,380
Trip.com Group Ltd., ADR (A)	74,569	2,647,945
Trip.com Group Ltd. (A)	109,150	3,880,821
WuXi AppTec Co. Ltd., A Shares	128,500	1,256,633
WuXi AppTec Co. Ltd., H Shares (B)	232,748	2,047,002
Wuxi Biologics Cayman, Inc. (A) (B)	507,000	3,023,158
XPeng, Inc., A Shares (A) (C)	1,394,138	6,656,930
Xtep International Holdings Ltd.	2,520,000	2,939,055
Yatsen Holding Ltd., ADR (A)	1,543,340	1,558,773
Yifeng Pharmacy Chain Co. Ltd., A Shares	156,388	1,126,668
Yihai International Holding Ltd. (A) (C)	569,241	1,510,817
Yunnan Energy New Material Co. Ltd., A Shares	390,701	5,883,200
Zhejiang HangKe Technology, Inc. Co., A Shares	368,493	2,653,550
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	3,523,378	3,298,989

		311,936,023

Hong Kong - 1.7%
AIA Group Ltd.	903,447	9,835,892
China Overseas Land & Investment Ltd.	763,474	1,936,279
China Resources Land Ltd.	140,000	651,946
Melco Resorts & Entertainment Ltd., ADR (A)	180,252	2,458,637
Wharf Holdings Ltd.	269,000	614,787

		15,497,541

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	658,279	5,338,155

India - 13.2%
Ambuja Cements Ltd. (A)	1,032,161	5,025,480
Apollo Hospitals Enterprise Ltd.	42,959	2,381,318
Axis Bank Ltd., GDR	115,682	6,108,010
Axis Bank Ltd.	1,198,054	12,646,540
Bharti Airtel Ltd.	1,573,472	15,395,550
HDFC Life Insurance Co. Ltd. (B)	441,192	2,868,009
Kotak Mahindra Bank Ltd.	687,342	16,316,151
Larsen & Toubro Ltd.	397,283	11,496,782
Mahindra & Mahindra Ltd., GDR	192,615	2,889,225

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Mahindra & Mahindra Ltd.	142,224	$ 2,136,714
Power Grid Corp. of India Ltd.	1,343,479	3,891,756
Reliance Industries Ltd.	612,094	18,172,939
Reliance Industries Ltd., GDR (B)	113,936	6,790,586
SBI Life Insurance Co. Ltd. (B)	255,399	3,567,977
Tata Steel Ltd.	1,642,195	2,178,178
UPL Ltd.	370,218	3,355,003
Zomato Ltd. (A)	3,271,811	2,600,184

		117,820,402

Indonesia - 3.3%
Bank Central Asia Tbk PT	13,021,563	8,058,407
Bank Rakyat Indonesia Persero Tbk PT	60,651,786	21,135,882

		29,194,289

Jordan - 0.1%
Hikma Pharmaceuticals PLC	31,855	737,786

Mexico - 0.6%
Fibra Uno Administracion SA de CV, REIT	459,500	634,066
Grupo Mexico SAB de CV	889,843	4,351,840

		4,985,906

Philippines - 1.7%
Ayala Land, Inc.	1,632,854	789,160
BDO Unibank, Inc.	5,566,312	14,508,839

		15,297,999

Republic of Korea - 9.4%
Coupang, Inc. (A)	599,033	10,039,793
E-MART, Inc.	35,496	2,596,084
Kangwon Land, Inc. (A)	221,169	3,132,953
KT&G Corp.	263,150	16,863,019
POSCO Holdings, Inc.	11,155	3,156,917
Samsung C&T Corp.	46,698	3,835,038
Samsung Electronics Co. Ltd.	667,441	32,840,824
SK Innovation Co. Ltd.	1,088	140,715
SK Telecom Co. Ltd.	197,317	7,031,097
SKC Co. Ltd.	58,527	4,371,264

		84,007,704

Republic of South Africa - 2.2%
Discovery Ltd. (A)	501,545	3,941,896
Gold Fields Ltd.	558,154	8,697,890
Naspers Ltd., N Shares	26,216	4,673,307
Sibanye Stillwater Ltd.	828,258	1,831,140

		19,144,233

Russian Federation - 0.0% (D)
Gazprom PJSC, ADR (A) (E) (F) (G)	2,525,844	0
Lukoil PJSC, ADR (A) (E) (F) (G)	192,700	0
MMC Norilsk Nickel PJSC (A) (E) (F) (G)	7,371	0
Mobile TeleSystems PJSC, ADR (A) (E) (F) (G)	382,338	0
Novatek PJSC, GDR (A) (E) (F) (G)	2,914	0
Sberbank of Russia PJSC (A) (E) (F) (G)	1,980,987	0
Yandex NV, Class A (A) (E) (F) (G)	137,164	0

		0

	Shares	Value
COMMON STOCKS (continued)
Saudi Arabia - 1.6%
Saudi British Bank	1,104,926	$ 10,727,421
Saudi Telecom Co.	297,457	3,580,184

		14,307,605

Taiwan - 11.4%
Accton Technology Corp.	322,000	3,145,586
E Ink Holdings, Inc.	1,606,000	10,005,563
Hon Hai Precision Industry Co. Ltd.	4,699,000	16,012,071
Nanya Technology Corp.	5,530,000	12,256,115
Taiwan Semiconductor Manufacturing Co. Ltd.	3,699,678	60,584,423

		102,003,758

Thailand - 4.4%
Bangkok Dusit Medical Services PCL, Class F	1,763,800	1,510,832
Central Pattana PCL	525,018	1,049,168
CP ALL PCL (A)	4,357,800	8,243,535
Kasikornbank PCL	3,823,035	14,041,754
PTT Exploration & Production PCL	3,355,983	14,602,051

		39,447,340

United Arab Emirates - 0.1%
Emaar Properties PJSC	715,552	1,160,096

United Kingdom - 1.8%
Airtel Africa PLC (B)	416,495	628,710
Anglo American PLC	195,815	6,033,876
Standard Chartered PLC	1,230,394	9,748,574

		16,411,160

Total Common Stocks (Cost $953,574,266)		821,470,436

PREFERRED STOCKS - 2.4%
Brazil - 1.9%
Banco Bradesco SA, 7.28% (H)	6,102,813	16,946,141

Republic of Korea - 0.5%
Samsung Electronics Co. Ltd., 2.59% (H)	115,994	4,849,115

Total Preferred Stocks (Cost $28,224,928)		21,795,256

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	1,833,091	1,833,091

Total Other Investment Company (Cost $1,833,091)		1,833,091

Total Investments (Cost $983,632,285)		845,098,783
Net Other Assets (Liabilities) - 5.3%		46,963,644

Net Assets - 100.0%		$892,062,427

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	690	06/16/2023	$33,805,113	$33,954,900	$149,787	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Banks	18.8%		$158,509,771
Semiconductors & Semiconductor Equipment	8.6		72,840,538
Interactive Media & Services	6.3		53,400,380
Oil, Gas & Consumable Fuels	5.8		49,213,276
Hotels, Restaurants & Leisure	4.8		40,251,453
Metals & Mining	4.7		39,701,100
Technology Hardware, Storage & Peripherals	4.5		37,689,939
Broadline Retail	4.3		35,948,196
Insurance	4.1		35,083,013
Wireless Telecommunication Services	3.4		28,717,894
Electronic Equipment, Instruments & Components	3.1		26,017,634
Chemicals	2.9		24,627,652
Electrical Equipment	2.8		23,506,765
Real Estate Management & Development	2.2		18,444,719
Tobacco	2.0		16,863,019
Construction & Engineering	1.8		15,459,512
Automobiles	1.8		15,341,802
Consumer Staples Distribution & Retail	1.6		13,753,109
Textiles, Apparel & Luxury Goods	1.6		13,478,868
Machinery	1.6		13,272,096
Construction Materials	1.4		12,111,194
Independent Power & Renewable Electricity Producers	1.1		9,731,873
Gas Utilities	1.1		9,305,189
Health Care Providers & Services	1.0		8,162,538
Specialty Retail	0.9		7,757,641
Life Sciences Tools & Services	0.9		7,641,893
Water Utilities	0.8		6,887,407
Health Care Equipment & Supplies	0.8		6,436,361
Pharmaceuticals	0.7		5,848,121
Software	0.6		5,361,809
Personal Care Products	0.6		5,029,800
Capital Markets	0.5		4,633,278
Electric Utilities	0.5		3,891,756
Industrial Conglomerates	0.5		3,835,038
Diversified Telecommunication Services	0.4		3,580,184
Communications Equipment	0.4		3,145,586
Biotechnology	0.3		2,339,566
Entertainment	0.2		1,989,952
Food Products	0.2		1,510,817
Diversified Consumer Services	0.1		896,345
Diversified REITs	0.1		634,066
IT Services	0.0	(D)	414,542

Investments	99.8		843,265,692
Short-Term Investments	0.2		1,833,091

Total Investments	100.0%		$845,098,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$89,771,418	$731,699,018	$0	$821,470,436
Preferred Stocks	16,946,141	4,849,115	—	21,795,256
Other Investment Company	1,833,091	—	—	1,833,091

Total Investments	$108,550,650	$736,548,133	$0	$845,098,783

Other Financial Instruments
Futures Contracts (K)	$149,787	$—	$—	$149,787

Total Other Financial Instruments	$149,787	$—	$—	$149,787

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $46,021,369, representing 5.2% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,131,186, collateralized by cash collateral of $1,833,091 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,306,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2023, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Securities deemed worthless.
(H)	Rates disclosed reflect the yields at April 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 68.5%
Electric Utilities - 9.9%
Atlantica Sustainable Infrastructure PLC	187,960	$5,003,495
Constellation Energy Corp.	26,500	2,051,100
Duke Energy Corp.	10,200	1,008,576
Eversource Energy	6,700	519,987
NextEra Energy, Inc.	47,400	3,632,262
Xcel Energy, Inc.	21,700	1,517,047

		13,732,467

Independent Power & Renewable Electricity Producers - 9.4%
AES Corp.	61,400	1,452,724
Clearway Energy, Inc., Class C	129,500	3,932,915
Enlight Renewable Energy Ltd. (A)	52,300	857,197
Innergex Renewable Energy, Inc. (B)	78,500	805,366
Northland Power, Inc.	95,700	2,349,324
Polaris Renewable Energy, Inc. (B)	99,800	984,115
ReNew Energy Global PLC, A Shares (A) (B)	80,000	409,600
TransAlta Corp. (B)	152,290	1,357,835
TransAlta Renewables, Inc. (B)	82,737	772,501

		12,921,577

Multi-Utilities - 1.4%
Sempra Energy	12,200	1,896,978

Oil, Gas & Consumable Fuels - 47.8%
Cheniere Energy, Inc.	60,116	9,197,748
DT Midstream, Inc.	46,000	2,266,420
Enbridge, Inc.	127,987	5,088,763
Enviva, Inc. (B)	45,387	975,821
Kinder Morgan, Inc.	163,000	2,795,450
ONEOK, Inc.	35,500	2,322,055
Pembina Pipeline Corp. (B)	154,600	5,090,978
Phillips 66	60,300	5,969,700
Plains GP Holdings LP, Class A (A) (B)	509,900	6,832,660
Targa Resources Corp.	144,900	10,944,297
TC Energy Corp.	119,736	4,973,833
Williams Cos., Inc.	315,100	9,534,926

		65,992,651

Total Common Stocks (Cost $70,916,902)		94,543,673

	Shares	Value
MASTER LIMITED PARTNERSHIPS - 27.0% (C)
Independent Power & Renewable Electricity Producers - 7.7%
Brookfield Renewable Partners LP	170,316	$ 5,279,796
NextEra Energy Partners LP	93,100	5,354,181

		10,633,977

Oil, Gas & Consumable Fuels - 19.3%
Cheniere Energy Partners LP	28,300	1,290,763
Energy Transfer LP	684,500	8,816,360
Enterprise Products Partners LP	279,600	7,356,276
Magellan Midstream Partners LP	31,106	1,735,715
MPLX LP	213,600	7,473,864

		26,672,978

Total Master Limited Partnerships (Cost $31,670,586)		37,306,955

OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	5,629,883	5,629,883

Total Other Investment Company (Cost $5,629,883)		5,629,883

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 2.10% (D), dated 04/28/2023, to be repurchased at $5,511,820 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $5,621,170.	$5,510,856	5,510,856

Total Repurchase Agreement (Cost $5,510,856)		5,510,856

Total Investments (Cost $113,728,227)		142,991,367
Net Other Assets (Liabilities) - (3.6)%		(4,941,024)

Net Assets - 100.0%		$138,050,343

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$94,543,673	$—	$—	$94,543,673
Master Limited Partnerships	37,306,955	—	—	37,306,955
Other Investment Company	5,629,883	—	—	5,629,883
Repurchase Agreement	—	5,510,856	—	5,510,856

Total Investments	$137,480,511	$5,510,856	$—	$142,991,367

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,636,425, collateralized by cash collateral of $5,629,883 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $200,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 6.25% (A), 07/20/2030 (B)	$417,438	$412,235
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (A), 07/20/2030 (B)	842,465	835,256
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 6.23% (A), 04/25/2031 (B)	1,000,000	987,588
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 6.39% (A), 10/20/2028 (B)	429,516	425,874

Total Asset-Backed Securities (Cost $2,656,972)		2,660,953

CORPORATE DEBT SECURITIES - 5.5%
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028 (B)	1,150,000	999,368

Communications Equipment - 0.2%
Avaya, Inc. 6.13%, 09/15/2028 (B) (C) (H)	2,100,000	194,250
CommScope, Inc. 6.00%, 03/01/2026 (B)	250,000	238,740

		432,990

Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (B)	500,000	446,443

Health Care Providers & Services - 0.9%
Legacy LifePoint Health LLC 6.75%, 04/15/2025 (B)	500,000	481,035
Tenet Healthcare Corp.
4.25%, 06/01/2029	769,000	704,993
4.63%, 09/01/2024 - 06/15/2028	500,000	487,654

		1,673,682

Household Products - 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (B)	304,000	281,315

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (B)	750,000	616,162

Machinery - 0.6%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (B)	350,000	294,179
Madison IAQ LLC 4.13%, 06/30/2028 (B)	523,000	460,131
Vertiv Group Corp. 4.13%, 11/15/2028 (B)	395,000	356,645

		1,110,955

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media - 1.0%
CSC Holdings LLC 5.38%, 02/01/2028 (B)	$ 750,000	$ 615,148
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	250,000	214,128
6.75%, 10/15/2027 (B)	760,000	721,877
Univision Communications, Inc. 6.63%, 06/01/2027 (B)	333,000	321,703

		1,872,856

Personal Care Products - 0.5%
Coty, Inc. 5.00%, 04/15/2026 (B)	1,000,000	975,960

Pharmaceuticals - 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 04/30/2028 (B)	250,000	230,115

Software - 0.4%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 05/01/2028 (B)	950,000	797,604

Transportation Infrastructure - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029 (B)	500,000	433,316

Wireless Telecommunication Services - 0.1%
Altice France SA 5.50%, 01/15/2028 (B)	250,000	196,812

Total Corporate Debt Securities (Cost $13,183,263)		10,067,578

LOAN ASSIGNMENTS - 89.0%
Aerospace & Defense - 0.5%
Avolon TLB Borrower 1 LLC Term Loan B3, 1-Month LIBOR + 1.75%, 6.70% (A), 01/15/2025	246,256	244,794
Castlelake Aviation Ltd. Term Loan B, 3-Month LIBOR + 2.75%, 7.62% (A), 10/22/2026	712,403	704,922

		949,716

Automobile Components - 2.1%
Clarios Global LP Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 04/30/2026	866,010	863,830
First Brands Group LLC Term Loan, 6-Month Term SOFR + 5.00%, 10.25% (A), 03/30/2027	2,205,204	2,132,615
Mavis Tire Express Services Corp. Term Loan B, 1-Month Term SOFR + 4.00%, 9.10% (A), 05/04/2028	994,937	977,215

		3,973,660

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Beverages - 0.2%
Naked Juice LLC Term Loan, 3-Month Term SOFR + 3.25%, 8.25% (A), 01/24/2029	$ 496,250	$ 441,456

Biotechnology - 0.2%
Curium BidCo SARL Term Loan, 3-Month LIBOR + 4.25%, 9.41% (A), 12/02/2027	297,000	294,030

Broadline Retail - 0.1%
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month LIBOR + 4.50%, 9.52% (A), 11/09/2027	259,700	248,663

Building Products - 2.9%
Cornerstone Building Brands, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.24% (A), 04/12/2028	1,410,216	1,271,936
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 7.65% (A), 02/01/2027	1,097,173	1,089,172
Term Loan B1,
1-Month LIBOR + 3.00%, 8.02% (A), 03/18/2029	346,500	344,713
Tamko Building Products LLC Term Loan B, 3-Month LIBOR + 3.00%, 6-Month LIBOR + 3.00%, 7.96% - 8.13% (A), 06/01/2026	1,195,519	1,167,126
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 8.52% (A), 08/01/2025	654,968	647,054
Term Loan,
1-Month LIBOR + 3.75%, 8.77% (A), 08/01/2025	792,302	782,729

		5,302,730

Capital Markets - 1.7%
Deerfield Dakota Holding LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.65% (A), 04/09/2027	736,317	710,914
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.48% (A), 02/08/2028	1,636,048	1,630,935
Victory Capital Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 2.25%, 7.29% (A), 07/01/2026	6,084	6,044
3-Month Term SOFR + 2.25%, 7.29% (A), 12/29/2028	742,574	733,911

		3,081,804

	Principal	Value

LOAN ASSIGNMENTS (continued)
Chemicals - 0.7%
LSF11 A5 Holdco LLC
Term Loan,
1-Month Term SOFR + 3.50%, 8.60% (A), 10/15/2028	$ 224,433	$ 217,279
Term Loan B,
1-Month Term SOFR + 4.25%, 9.33% (A), 10/15/2028	500,000	487,917
VAC Germany Holdings GmbH Term Loan B, 3-Month LIBOR + 4.00%, 9.16% (A), 03/08/2025	605,321	532,682

		1,237,878

Commercial Services & Supplies - 9.9%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.38%, 8.40% (A), 12/23/2027	441,000	414,934
Term Loan B3,
1-Month LIBOR + 3.75%, 8.77% (A), 12/23/2027	392,988	371,047
APX Group, Inc. Term Loan B, 3-Month LIBOR + 3.25%, Prime Rate + 2.25%, 8.25% - 10.25% (A), 07/10/2028	997,468	995,972
Asurion LLC
Term Loan B10,
1-Month Term SOFR + 4.00%, 9.08% (A), 08/19/2028	497,500	460,685
Term Loan B9,
1-Month LIBOR + 3.25%, 8.27% (A), 07/31/2027	1,080,456	995,640
Avis Budget Car Rental LLC Term Loan C, 1-Month Term SOFR + 3.50%, 8.58% (A), 03/16/2029	2,227,500	2,224,716
BIFM CA Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 8.60% (A), 06/01/2026	497,416	490,162
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 3.25%, 8.33% (A), 11/02/2029	574,500	573,638
Creative Artists Agency LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.48% (A), 11/27/2028	1,100,000	1,096,334
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 6.60% (A), 08/11/2025	94,760	85,047
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 4.25%, 9.30% (A), 10/30/2026	1,500,000	1,492,968

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
GFL Environmental, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.15% (A), 05/28/2027	$ 1,675,881	$ 1,675,881
Harsco Corp. Term Loan, 1-Month Term SOFR + 2.25%, 7.35% (A), 03/10/2028	738,731	716,108
Jadex, Inc. Term Loan, 1-Month LIBOR + 4.75%, 9.77% (A), 02/18/2028	725,051	652,546
LRS Holdings LLC Term Loan B, 1-Month LIBOR + 4.25%, 9.35% (A), 08/31/2028	1,185,000	1,158,338
PECF USS Intermediate Holding III Corp. Term Loan B, 1-Month LIBOR + 4.25%, 3-Month LIBOR + 4.25%, 9.27% - 9.54% (A), 12/15/2028	686,300	561,372
Prime Security Services Borrower LLC Term Loan, 3-Month LIBOR + 2.75%, 7.61% (A), 09/23/2026	1,500,425	1,497,142
Spectrum Group Buyer, Inc. Term Loan B, 3-Month Term SOFR + 6.50%, 11.32% (A), 05/19/2028	1,234,375	1,169,956
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 8.99% (A), 03/04/2028	950,026	784,281
TruGreen LP Term Loan, 1-Month LIBOR + 4.00%, 9.08% (A), 11/02/2027	957,627	880,538

		18,297,305

Communications Equipment - 1.2%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 8.00%, 12.89% (A), 08/15/2023 (D)	1,064,374	1,086,517
Term Loan B2, TBD, 12/15/2027 (D) (E)	500,000	116,250
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 04/06/2026	1,175,250	1,086,519

		2,289,286

Construction & Engineering - 3.1%
Centuri Group, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 7.45% (A), 08/27/2028	437,915	433,444

	Principal	Value

LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Osmose Utilities Services, Inc. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 06/23/2028	$ 1,341,656	$ 1,297,214
Pike Corp. Term Loan B, 1-Month LIBOR + 3.00%, 8.10% (A), 01/21/2028	1,865,614	1,856,053
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.35% (A), 03/24/2028	1,228,253	1,226,411
WIN Waste Innovations Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.85% (A), 03/24/2028	961,495	911,417

		5,724,539

Consumer Staples Distribution & Retail - 1.5%
Hostess Brands LLC Term Loan, 3-Month LIBOR + 2.25%, 7.52% (A), 08/03/2025	186,599	186,294
Quirch Foods Holdings LLC Term Loan, 1-Month Term SOFR + 4.75%, 9.86% (A), 10/27/2027	1,479,817	1,350,333
US Foods, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 7.77% (A), 11/22/2028	1,206,250	1,206,143

		2,742,770

Containers & Packaging - 7.6%
Anchor Glass Container Corp. 1st Lien Term Loan, 6-Month LIBOR + 2.75%, 7.96% - 8.04% (A), 12/07/2023	468,225	328,928
Berlin Packaging LLC Term Loan B5, 1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.60% - 8.91% (A), 03/11/2028	977,557	957,089
Canister International Group, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 9.83% (A), 12/21/2026	1,219,226	1,218,463
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 4.18%, 9.26% (A), 04/13/2029	1,439,125	1,405,065
Graham Packaging Co., Inc. Term Loan, 1-Month LIBOR + 3.00%, 8.02% (A), 08/04/2027	1,602,060	1,592,354
Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.75%, 10.13% (A), 02/12/2026	588,000	537,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 8.66% (A), 11/30/2027	$ 457,645	$ 443,486
Plastipak Packaging, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 7.56% (A), 12/01/2028	923,944	918,664
Plaze, Inc. Term Loan, 1-Month LIBOR + 3.75%, Prime Rate + 2.75%, 8.85% (A), 08/03/2026	244,375	224,825
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 8.85% (A), 07/31/2026	1,310,882	1,288,761
Term Loan,
1-Month LIBOR + 3.75%, 8.77% (A), 07/31/2026	369,375	362,449
Proampac PG Borrower LLC Term Loan, 2-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 3-Month Term SOFR + 3.75%, 8.65% - 9.00% (A), 11/03/2025	1,218,277	1,196,957
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.35% (A), 09/24/2028	246,250	243,403
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.35% - 8.00% (A), 02/05/2026	901,746	899,008
Tosca Services LLC Term Loan, 1-Month LIBOR + 3.50%, 8.81% (A), 08/18/2027	1,195,119	860,486
Trident TPI Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.16% (A), 09/15/2028	984,921	953,732
Term Loan B1,
1-Month LIBOR + 3.25%, 8.27% (A), 10/17/2024	732,452	730,774

		14,161,484

Diversified Consumer Services - 1.6%
Pre-Paid Legal Services, Inc. Term Loan, 1-Month LIBOR + 3.75%, 8.77% (A), 12/15/2028	487,026	478,960
Solis IV BV Term Loan B1, 3-Month Term SOFR + 3.50%, 8.37% (A), 02/26/2029	992,500	892,187
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 7.78% (A), 05/18/2025	1,633,088	1,625,740

		2,996,887

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 7.35% (A), 03/15/2027	$ 285,073	$ 192,380
Global Tel*Link Corp. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 9.33% (A), 11/29/2025	816,112	712,466
Virgin Media Bristol LLC Term Loan Q, 1-Month LIBOR + 3.25%, 8.20% (A), 01/31/2029	1,482,278	1,467,085
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 8.02% (A), 03/09/2027	500,000	405,104

		2,777,035

Electrical Equipment - 1.1%
C&D Technologies, Inc. Term Loan B, 1-Month LIBOR + 5.75%, 3-Month LIBOR + 5.75%, 10.77% - 10.96% (A), 12/20/2025	1,031,154	962,840
Gates Global LLC Term Loan B4, 1-Month Term SOFR + 3.50%, 8.48% (A), 11/16/2029	1,144,250	1,143,138

		2,105,978

Electronic Equipment, Instruments & Components - 1.2%
Badger Buyer Corp. Term Loan B, 1-Month LIBOR + 3.50%, 8.52% (A), 09/30/2024	425,666	333,439
Electro Rent Corp. Term Loan, 3-Month Term SOFR + 5.50%, 10.27% (A), 11/01/2024	1,947,593	1,894,034

		2,227,473

Financial Services - 1.1%
AlixPartners LLP Term Loan B, 1-Month LIBOR + 2.75%, 7.77% (A), 02/04/2028	1,243,655	1,240,027
NBG Acquisition, Inc. Term Loan, 6-Month LIBOR + 5.50%, 10.71% (A), 04/26/2024	443,904	4,439
TransUnion LLC Term Loan B6, 1-Month LIBOR + 2.25%, 7.27% (A), 12/01/2028	769,758	766,872

		2,011,338

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Food Products - 2.8%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 8.85% (A), 10/01/2025	$ 848,832	$ 747,680
Term Loan,
1-Month LIBOR + 4.75%, 9.77% (A), 10/01/2025	492,500	436,478
B&G Foods, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 7.52% (A), 10/10/2026	988,034	949,130
Chef’s Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 4.75%, 9.83% (A), 08/23/2029	176,258	175,376
Del Monte Foods, Inc. Term Loan, 1-Month Term SOFR + 4.25%, 9.31% (A), 05/16/2029 (D)	947,500	927,839
Nomad Foods Europe Midco Ltd. Term Loan B, 6-Month Term SOFR + 3.75%, 8.56% (A), 11/12/2029	2,000,000	1,998,214

		5,234,717

Health Care Equipment & Supplies - 1.1%
Bausch & Lomb, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 8.46% (A), 05/10/2027	645,125	626,936
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 09/01/2024	389,155	345,700
Medline Borrower LP Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 10/23/2028	955,350	926,928
YI LLC 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 9.02% (A), 11/07/2024	218,497	209,757

		2,109,321

Health Care Providers & Services - 4.6%
AHP Health Partners, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 8.52% (A), 08/24/2028	1,382,524	1,378,491
Charlotte Buyer, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 5.25%, 10.08% (A), 02/11/2028	1,296,750	1,243,259
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan,
3-Month Term SOFR + 4.25%, 4.25% - 9.00% (A), 03/30/2029	150,926	148,474
Term Loan B,
3-Month Term SOFR + 4.25%, 9.30% (A), 03/30/2029	836,201	822,613

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
ICON Luxembourg SARL Term Loan, 3-Month Term SOFR + 2.25%, 7.41% (A), 07/03/2028	$ 341,178	$ 340,751
Midwest Physician Administrative Services LLC Term Loan, 3-Month LIBOR + 3.25%, 8.41% (A), 03/12/2028	616,302	581,635
PetVet Care Centers LLC Term Loan B3, 1-Month LIBOR + 3.50%, 8.52% (A), 02/14/2025	602,808	579,198
PRA Health Sciences, Inc. Term Loan, 3-Month Term SOFR + 2.25%, 7.13% (A), 07/03/2028	85,005	84,898
Quorum Health Corp. Term Loan, 3-Month LIBOR + 8.25%, 13.24% (A), 04/29/2025	1,373,725	824,235
Radnet Management, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.10% (A), 04/21/2028	1,741,748	1,734,673
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 9.02% (A), 11/16/2025	415,993	390,687
Sound Inpatient Physicians Term Loan B, 3-Month LIBOR + 3.00%, 8.27% (A), 06/27/2025	492,484	372,133

		8,501,047

Health Care Technology - 0.6%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.46% (A), 02/15/2029	1,106,000	1,035,295

Hotels, Restaurants & Leisure - 6.1%
Bally’s Corp. Term Loan B, 1-Month LIBOR + 3.25%, 8.20% (A), 10/02/2028	1,476,288	1,419,082
Caesars Entertainment Corp. Term Loan B, 1-Month Term SOFR + 3.25%, 8.33% (A), 02/06/2030	550,000	547,937
Flynn Restaurant Group LP Term Loan B, 1-Month Term SOFR + 4.25%, 9.35% (A), 12/01/2028	958,380	929,628
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month LIBOR + 3.00%, 8.02% (A), 08/02/2028	734,838	730,704

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 8.08% (A), 12/15/2027	$ 984,950	$ 968,329
NEP/NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 10/20/2025	765,956	715,211
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.83% (A), 05/03/2029	1,339,875	1,333,511
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.50%, 8.42% (A), 04/04/2029	1,258,007	1,238,745
Scientific Games International, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.98% (A), 04/14/2029	2,282,750	2,275,616
SeaWorld Parks & Entertainment, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 8.06% (A), 08/25/2028	929,541	924,893
Topgolf Callaway Brands Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 8.39% (A), 03/15/2030	200,000	199,667

		11,283,323

Household Durables - 1.1%
ACProducts, Inc. Term Loan B, 3-Month LIBOR + 4.25%, 9.41% (A), 05/17/2028	1,144,613	900,429
Instant Brands Holdings, Inc. Term Loan, 3-Month LIBOR + 5.00%, 9.95% (A), 04/12/2028 (F)	1,737,500	627,672
Libbey Glass, Inc. Term Loan, 3-Month Term SOFR + 3.75%, PIK Rate 4.75%, Cash Rate 0.00%, 4.75% - 8.71% (A), 11/22/2027	547,733	547,733

		2,075,834

Household Products - 0.7%
Energizer Holdings, Inc. Term Loan, 1-Month Term SOFR + 2.25%, 7.33% (A), 12/22/2027	853,141	846,743
Safety Products/JHC Acquisition Corp.
1st Lien Term Loan,
1-Month Term SOFR + 4.50%, 9.58% (A), 06/28/2026	423,950	383,144
Delayed Draw Term Loan,
1-Month Term SOFR + 4.50%, 9.58% (A), 06/28/2026	22,919	20,713

		1,250,600

	Principal	Value

LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers - 0.5%
Calpine Construction Finance Co. LP Term Loan B, 1-Month LIBOR + 2.00%, 7.02% (A), 01/15/2025	$ 930,581	$ 928,772

Industrial Conglomerates - 0.5%
Magenta Buyer LLC 1st Lien Term Loan, 3-Month LIBOR + 4.75%, 10.03% (A), 07/27/2028	1,119,434	941,444

Insurance - 1.6%
Acrisure LLC Term Loan B, 1-Month LIBOR + 3.50%, 8.52% (A), 02/15/2027	1,127,650	1,075,145
Alliant Holdings Intermediate LLC Term Loan B5, 1-Month Term SOFR + 3.50%, 8.38% (A), 11/05/2027	997,500	989,326
Hub International Ltd. Term Loan B, 3-Month LIBOR + 3.25%, 8.41% - 8.51% (A), 04/25/2025	982,387	980,194

		3,044,665

IT Services - 1.1%
Banff Merger Sub, Inc. Term Loan, 1-Month LIBOR + 3.75%, 8.77% (A), 10/02/2025	231,287	228,210
Conduent Business Services LLC Term Loan B, 1-Month LIBOR + 4.25%, 9.27% (A), 10/16/2028	344,588	328,737
Peraton Corp. Term Loan B, 1-Month LIBOR + 3.75%, 8.83% (A), 02/01/2028	763,720	747,900
Rackspace Technology Global, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 7.60% (A), 02/15/2028	1,588,543	648,655

		1,953,502

Leisure Products - 1.8%
Bombardier Recreational Products, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.58% (A), 12/13/2029	995,000	989,030
Polaris Newco LLC Term Loan B, 3-Month LIBOR + 4.00%, 9.16% (A), 06/02/2028	1,345,373	1,244,011
Recess Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 9.02% (A), 09/30/2024	209,615	208,742

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Leisure Products (continued)
SRAM LLC Term Loan B, 1-Month LIBOR + 2.75%, 7.77% (A), 05/18/2028	$ 846,591	$ 832,305

		3,274,088

Life Sciences Tools & Services - 0.7%
Parexel International Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 11/15/2028	1,306,788	1,283,374

Machinery - 2.1%
Chart Industries, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.77% (A), 03/15/2030	650,000	644,719
Columbus McKinnon Corp. Term Loan B, 3-Month LIBOR + 2.75%, 7.94% (A), 05/14/2028	439,667	438,018
Filtration Group Corp. Term Loan, 1-Month LIBOR + 3.50%, 8.52% (A), 10/21/2028	1,970,000	1,948,761
SPX Flow, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.58% (A), 04/05/2029	914,984	881,244

		3,912,742

Media - 8.5%
ABG Intermediate Holdings 2 LLC Term Loan B1, 1-Month Term SOFR + 3.50%, 8.58% (A), 12/21/2028	1,042,125	1,026,232
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.22% (A), 12/06/2027	508,795	473,815
CMG Media Corp. Term Loan, 3-Month LIBOR + 3.50%, 8.66% (A), 12/17/2026	968,860	833,522
Cogeco Financing 2 LP Term Loan B, 1-Month LIBOR + 2.50%, 7.52% (A), 09/01/2028	485,050	476,360
Coral-US Co-Borrower LLC Term Loan B6, 1-Month LIBOR + 3.00%, 7.95% (A), 10/15/2029	706,917	695,429
CSC Holdings LLC Term Loan B6, 1-Month Term SOFR + 4.50%, 9.39% (A), 01/18/2028	487,151	446,961
Diamond Sports Group LLC 2nd Lien Term Loan, TBD, 08/24/2026 (C) (D) (E) (H)	401,590	28,513

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
DirecTV Financing LLC Term Loan, 1-Month LIBOR + 5.00%, 10.02% (A), 08/02/2027	$ 1,340,750	$ 1,289,355
EW Scripps Co.
Term Loan B2,
1-Month Term SOFR + 2.56%, 7.66% (A), 05/01/2026	190,076	184,136
Term Loan B3,
1-Month Term SOFR + 2.75%, 7.85% (A), 01/07/2028	984,913	942,351
Gray Television, Inc. Term Loan D, 1-Month LIBOR + 3.00%, 7.92% (A), 12/01/2028	1,972,525	1,927,595
MH Sub I LLC 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 8.77% (A), 09/13/2024	1,476,643	1,468,337
Mission Broadcasting, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 7.35% (A), 06/02/2028	642,337	640,089
NAI Entertainment Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 7.53% (A), 05/08/2025	637,219	581,462
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 7.52% (A), 09/18/2026	471,791	470,140
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 7.53% (A), 09/30/2026	976,106	871,988
Term Loan B4,
1-Month Term SOFR + 3.75%, 8.83% (A), 04/21/2029	248,125	207,805
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 8.27% (A), 03/15/2026	733,125	727,810
Term Loan B,
1-Month LIBOR + 3.25%, 8.27% (A), 01/31/2029	148,500	146,025
UPC Financing Partnership Term Loan AX, 1-Month LIBOR + 2.93%, 7.87% (A), 01/31/2029	1,477,285	1,455,126
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 7.45% (A), 04/30/2028	769,000	754,581

		15,647,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.2%
Phoenix Services International LLC
Term Loan,
TBD, 03/01/2025 (D) (E)	$ 595,294	$ 56,128
1-Month Term SOFR + 2.00%, 1-Month Term SOFR + 12.00%, 6.98% - 17.00% (A), 05/29/2023	81,761	76,855
1-Month Term SOFR + 12.00%, 16.98% (A), 05/29/2023	184,433	173,367

		306,350

Oil, Gas & Consumable Fuels - 1.2%
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 8.52% (A), 03/31/2028	1,095,388	1,073,481
Delek US Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.58% (A), 11/19/2029	794,497	776,479
EG Group Ltd. Term Loan, 1-Month LIBOR + 4.25%, 9.22% (A), 03/31/2026	394,705	381,219
Prairie ECI Acquiror LP Term Loan B, 1-Month LIBOR + 4.75%, 9.77% (A), 03/11/2026	2,163	2,123

		2,233,302

Paper & Forest Products - 0.8%
Domtar Corp. Term Loan B, 1-Month LIBOR + 5.50%, 10.45% (A), 11/30/2028	1,492,548	1,455,234

Passenger Airlines - 0.3%
United Airlines, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 8.77% (A), 04/21/2028	490,000	487,489

Personal Care Products - 0.8%
KDC/ONE Development Corp., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 8.77% (A), 12/22/2025	899,354	870,927
Kronos Acquisition Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 8.70% (A), 12/22/2026	641,562	624,320

		1,495,247

Pharmaceuticals - 0.8%
Bausch Health Cos., Inc. Term Loan B, 1-Month Term SOFR + 5.25%, 10.24% (A), 02/01/2027	721,875	579,820
Elanco Animal Health, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 6.65% (A), 08/01/2027	213,389	207,399

	Principal	Value

LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Organon & Co. Term Loan, 3-Month LIBOR + 3.00%, 8.00% (A), 06/02/2028	$ 622,312	$ 620,756

		1,407,975

Professional Services - 0.8%
Dun & Bradstreet Corp.
Term Loan,
1-Month LIBOR + 3.25%, 8.27% (A), 02/06/2026	672,296	671,576
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.25% (A), 01/18/2029	887,278	883,001

		1,554,577

Real Estate Management & Development - 1.0%
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.33% (A), 01/31/2030	743,152	722,251
Term Loan B,
1-Month LIBOR + 2.75%, 7.77% (A), 08/21/2025	589,169	576,797
RE/MAX International, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 7.56% (A), 07/21/2028	608,064	568,729

		1,867,777

Semiconductors & Semiconductor Equipment - 0.6%
MKS Instruments, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.81% (A), 08/17/2029 (D)	1,141,750	1,135,685

Software - 5.7%
Altium Packaging LLC Term Loan B, 1-Month LIBOR + 2.75%, 7.78% (A), 02/03/2028	498,728	493,273
AppLovin Corp. Term Loan B, 1-Month Term SOFR + 3.10%, 8.08% (A), 10/25/2028	247,500	245,334
CDK Global, Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 9.15% (A), 07/06/2029	1,496,250	1,493,756
Ceridian HCM Holding, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 7.52% (A), 04/30/2025	685,867	683,810
Cornerstone OnDemand, Inc. Term Loan, 1-Month LIBOR + 3.75%, 8.77% (A), 10/16/2028	742,500	654,328
Epicor Software Corp. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 07/30/2027	1,407,931	1,389,452

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
GoTo Group, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 9.77% (A), 08/31/2027 (D)	$ 1,286,397	$ 771,302
Open Text Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 8.58% (A), 01/31/2030	997,500	996,253
Roper Industrial Products Investment Co. LLC Term Loan, 3-Month Term SOFR + 4.50%, 9.40% (A), 11/22/2029	550,000	546,219
Sophia LP
Term Loan B,
3-Month LIBOR + 3.50%, 8.66% (A), 10/07/2027	1,271,238	1,253,440
1-Month Term SOFR + 4.25%, 9.23% (A), 10/07/2027	496,250	491,908
SS&C Technologies, Inc.
Term Loan B6,
1-Month Term SOFR + 2.25%, 7.33% (A), 03/22/2029	169,690	168,841
Term Loan B7,
1-Month Term SOFR + 2.25%, 7.33% (A), 03/22/2029	255,719	254,440
Ultimate Software Group, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 8.27% (A), 05/04/2026	1,183,152	1,151,540

		10,593,896

Specialty Retail - 3.4%
Apro LLC Term Loan, 3-Month LIBOR + 3.75%, 8.76% (A), 11/14/2026	975,007	948,601
Great Outdoors Group LLC Term Loan B1, 1-Month LIBOR + 3.75%, 8.77% (A), 03/06/2028	1,462,041	1,448,204
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.41% (A), 03/03/2028	825,884	813,238
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.83% (A), 02/11/2028	1,169,045	1,160,067
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month LIBOR + 3.25%, 8.56% (A), 02/17/2028	1,334,901	1,314,321
WOOF Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 8.76% (A), 12/21/2027 (D)	670,925	644,088

		6,328,519

	Principal	Value

LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.58% (A), 02/20/2029	$ 770,000	$ 768,338
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.10% (A), 12/15/2026	399,000	374,062

		1,142,400

Transportation Infrastructure - 0.3%
First Student Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 8.14% (A), 07/21/2028	360,622	343,750
Term Loan C,
3-Month LIBOR + 3.00%, 8.14% (A), 07/21/2028	134,804	128,497

		472,247

Wireless Telecommunication Services - 0.5%
Altice France SA Term Loan B14, 2-Month Term SOFR + 5.50%, 10.49% (A), 08/15/2028	987,113	929,737

Total Loan Assignments (Cost $174,179,300)		164,750,823

	Shares	Value
COMMON STOCKS - 0.2%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (H) (I) (J)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (G) (H) (I) (J)	889,572	1
LG Parent Holdco, Inc. (H) (I)	30,405	228,037

		228,038

Textiles, Apparel & Luxury Goods - 0.1%
Men’s Wearhouse, Inc. (H) (I) (J) (K)	7,650	45,900

Total Common Stocks (Cost $375,454)		273,938

PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., 0.00% (G) (H) (I) (J)	189,500	0

Total Preferred Stock (Cost $189,500)		0

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (L), dated 04/28/2023, to be repurchased at $1,356,016 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 11/30/2024, and with a value of $1,382,942.	$1,355,779	$ 1,355,779

Total Repurchase Agreement (Cost $1,355,779)		1,355,779

Total Investments (Cost $191,940,268)		179,109,071
Net Other Assets (Liabilities) - 3.2%		5,967,297

Net Assets - 100.0%		$185,076,368

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,660,953	$—	$2,660,953
Corporate Debt Securities	—	10,067,578	—	10,067,578
Loan Assignments	—	164,750,823	—	164,750,823
Common Stocks	—	228,037	45,901	273,938
Preferred Stock	—	—	0	0
Repurchase Agreement	—	1,355,779	—	1,355,779

Total Investments	$—	$179,063,170	$45,901	$179,109,071

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (K)	$—	$—	$45,900	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $11,535,884, representing 6.2% of the Fund’s net assets.
(C)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $222,763, representing 0.1% of the Fund’s net assets.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	All or a portion of the security represents unsettled loan commitments at April 30, 2023 where the rate will be determined at time of settlement.
(F)	Restricted security. At April 30, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Instant Brands Holdings, Inc. Term Loan 9.95%, 04/12/2028	04/07/2021 - 07/12/2021	$1,728,422	$627,672	0.3%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Securities deemed worthless.
(H)	Non-income producing securities.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2023, the total value of securities is $273,938, representing 0.1% of the Fund’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(L)	Rate disclosed reflects the yield at April 30, 2023.
(M)	The Fund recognized transfers in and out of Level 3 as of April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
Federal Farm Credit Banks Funding Corp.
2.25%, 06/07/2023	$875,000	$874,992
3-Month SOFR + 0.02%, 4.83% (A), 05/16/2023	3,835,000	3,834,996
3-Month SOFR + 0.03%, 4.84% (A), 07/25/2023	1,760,000	1,759,987
3-Month SOFR + 0.05%, 4.86% (A), 08/22/2023 - 02/20/2024	18,370,000	18,370,000
3-Month SOFR + 0.06%, 4.87% (A), 11/22/2023 - 01/10/2024	4,350,000	4,350,000
3-Month SOFR + 0.09%, 4.90% (A), 08/26/2024	4,670,000	4,670,000
3-Month SOFR + 0.10%, 4.91% (A), 08/01/2024	1,175,000	1,175,000
3-Month SOFR + 0.14%, 4.95% (A), 11/07/2024	3,250,000	3,250,000
3-Month SOFR + 0.17%, 4.98% (A), 01/23/2025	2,330,000	2,330,000
Federal Home Loan Bank Discount Notes
4.98%, 02/02/2024	1,570,000	1,513,056
5.09%, 02/09/2024	4,240,000	4,078,988
Federal Home Loan Banks
3.38%, 09/01/2023	3,640,000	3,637,308
3-Month SOFR + 0.02%, 4.83% (A), 05/02/2023	945,000	945,000
3-Month SOFR + 0.08%, 4.89% (A), 01/24/2024	3,660,000	3,660,000
3-Month SOFR + 0.09%, 4.90% (A), 05/23/2023	3,195,000	3,195,000
5.40%, 03/27/2024	4,175,000	4,175,000
5.45%, 03/08/2024	1,530,000	1,529,171

Total U.S. Government Agency Obligations (Cost $63,348,498)		63,348,498

U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Floating Rate Notes 3-Month Treasury Money Market Yield + 0.20%, 5.33% (A), 01/31/2025	4,500,000	4,500,000
U.S. Treasury Notes
0.13%, 04/30/2023	815,000	814,956
1.75%, 05/15/2023	1,555,000	1,554,705

Total U.S. Government Obligations (Cost $6,869,661)		6,869,661

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
Federal Farm Credit Bank Discount Notes
4.85% (B), 10/16/2023	335,000	327,644
4.86% (B), 11/13/2023	335,000	326,432
5.20% (B), 09/11/2023	1,190,000	1,167,688
Federal Home Loan Bank Discount Notes
4.77% (B), 05/03/2023	4,145,000	4,142,858
4.87% (B), 05/31/2023	2,790,000	2,778,245
4.90% (B), 08/04/2023	1,380,000	1,362,472
4.92% (B), 05/31/2023	8,000,000	7,965,909
4.99% (B), 08/29/2023	1,425,000	1,401,723
5.00% (B), 06/16/2023	7,570,000	7,520,866
5.01% (B), 07/14/2023	775,000	767,049

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
5.12% (B), 07/25/2023	$ 4,525,000	$ 4,470,760
5.19% (B), 09/15/2023	9,245,000	9,066,877
Federal Home Loan Banks
4.80% (A), 08/03/2023	12,500,000	12,500,000
4.82% (A), 08/25/2023	6,710,000	6,710,000
4.83% (A), 07/13/2023	10,000,000	10,000,000
SOFR + 0.02%, 4.83% (A), 05/23/2023	15,500,000	15,500,000
3-Month SOFR + 0.03%, 4.84% (A), 05/09/2023 - 05/17/2023	16,765,000	16,765,000
SOFR + 0.04%, 4.85% (A), 05/03/2023	9,745,000	9,745,000
3-Month SOFR + 0.04%, 4.85% (A), 05/26/2023	7,800,000	7,800,000
SOFR + 0.05%, 4.86% (A), 05/08/2023	10,400,000	10,400,000
3-Month SOFR + 0.05%, 4.86% (A), 06/02/2023	6,495,000	6,495,000
4.88% (A), 08/22/2023 - 11/30/2023	5,420,000	5,420,000
4.90% (A), 09/08/2023	3,160,000	3,160,000
4.91% (A), 10/06/2023	1,860,000	1,860,000

Total Short-Term U.S. Government Agency Obligations (Cost $147,653,523)		147,653,523

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bills
2.18% (B), 05/18/2023	880,000	879,025
4.62% (B), 11/30/2023	1,125,000	1,095,656

Total Short-Term U.S. Government Obligations (Cost $1,974,681)		1,974,681

REPURCHASE AGREEMENTS - 58.2%
Barclays Capital, Inc., 4.80% (B), dated 04/28/2023, to be repurchased at $30,012,000 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 02/15/2040, and with a value of $30,600,016.	30,000,000	30,000,000
BNP Paribas SA, 4.79% (B), dated 04/28/2023, to be repurchased at $15,005,988 on 05/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 5.27%, due 06/15/2023 - 12/31/2027, and with a total value of $15,300,007.	15,000,000	15,000,000
BNP Paribas SA, 4.80% (B), dated 04/28/2023, to be repurchased at $20,008,000 on 05/01/2023. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 6.50%, due 07/15/2023 - 03/20/2053, and with a total value of $20,401,945.	20,000,000	20,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS (continued)

Citigroup Global Markets, Inc., 4.79% (B), dated 04/28/2023, to be repurchased at $35,013,971 on 05/01/2023. Collateralized by U.S. Government Obligations, 1.63% - 4.63%, due 02/28/2025 - 10/31/2026, and with a total value of $35,700,084.

	$ 35,000,000	$ 35,000,000
Fixed Income Clearing Corp., 2.10% (B), dated 04/28/2023, to be repurchased at $939,234 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $957,894.	939,069	939,069
Goldman Sachs & Co., 4.78% (B), dated 04/28/2023, to be repurchased at $20,007,967 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2049, and with a value of $20,400,082.	20,000,000	20,000,000
Goldman Sachs & Co., 4.80% (B), dated 04/28/2023, to be repurchased at $40,016,000 on 05/01/2023. Collateralized by U.S. Government Agency Obligations, 4.00% - 6.50%, due 12/15/2040 - 12/20/2052, and with a total value of $40,800,001.	40,000,000	40,000,000
JPMorgan Chase & Co., 4.79% (B), dated 04/28/2023, to be repurchased at $25,009,979 on 05/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 4.95%, due 05/30/2023 - 06/30/2026, and with a total value of $25,500,028.	25,000,000	25,000,000
JPMorgan Chase & Co., 4.80% (B), dated 04/28/2023, to be repurchased at $15,006,000 on 05/01/2023. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 12/15/2041 - 05/15/2062, and with a total value of $15,300,001.	15,000,000	15,000,000

	Principal	Value

REPURCHASE AGREEMENTS (continued)

Merrill Lynch & Co., Inc., 4.80% (B), dated 04/28/2023, to be repurchased at $30,012,000 on 05/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $30,600,052.

	$ 30,000,000	$ 30,000,000
Merrill Lynch & Co., Inc., 4.82% (B), dated 04/28/2023, to be repurchased at $22,008,837 on 05/01/2023. Collateralized by U.S. Government Obligation, 1.13%, due 02/15/2031, and with a value of $22,440,076.	22,000,000	22,000,000
Toronto-Dominion Bank, 4.79% (B), dated 04/28/2023, to be repurchased at $30,011,975 on 05/01/2023. Collateralized by U.S. Government Obligations, 1.75% - 3.88%, due 05/15/2023 - 05/31/2025, and with a total value of $30,600,092.	30,000,000	30,000,000
Toronto-Dominion Bank, 4.80% (B), dated 04/28/2023, to be repurchased at $10,004,000 on 05/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 3.88%, due 07/15/2023 - 11/15/2031, and with a total value of $10,200,088.	10,000,000	10,000,000

Total Repurchase Agreements (Cost $292,939,069)		292,939,069

Total Investments (Cost $512,785,432)		512,785,432
Net Other Assets (Liabilities) - (1.9)%		(9,688,609)

Net Assets - 100.0%		$503,096,823

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$63,348,498	$—	$63,348,498
U.S. Government Obligations	—	6,869,661	—	6,869,661
Short-Term U.S. Government Agency Obligations	—	147,653,523	—	147,653,523
Short-Term U.S. Government Obligations	—	1,974,681	—	1,974,681
Repurchase Agreements	—	292,939,069	—	292,939,069

Total Investments	$—	$512,785,432	$—	$512,785,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at April 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.4%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$5,020,000	$4,549,785
5.50%, 11/15/2027	2,906,000	2,789,071
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,284,000	2,124,417
9.00%, 03/15/2028 (B)	3,735,000	3,764,880

		13,228,153

Automobile Components - 2.8%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (B)	322,000	330,172
8.25%, 04/15/2031 (B)	644,000	659,629
Benteler International AG 10.50%, 05/15/2028 (B) (C)	2,145,000	2,193,263
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A) (B)	3,086,000	3,067,790
6.75%, 05/15/2028 (B) (C)	1,762,000	1,768,819
8.50%, 05/15/2027 (A) (B)	3,876,000	3,892,101
Dana, Inc.
4.25%, 09/01/2030	224,000	181,438
4.50%, 02/15/2032	3,422,000	2,747,866
5.38%, 11/15/2027	3,473,000	3,264,177
5.63%, 06/15/2028 (A)	1,240,000	1,143,848
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	2,303,000	2,177,948
5.00%, 05/31/2026 - 07/15/2029 (A)	4,435,000	4,108,896
9.50%, 05/31/2025	3,075,000	3,147,945
Patrick Industries, Inc. 7.50%, 10/15/2027 (B)	652,000	642,770
ZF North America Capital, Inc.
6.88%, 04/14/2028 (B)	2,082,000	2,144,504
7.13%, 04/14/2030 (B)	2,016,000	2,081,640

		33,552,806

Automobiles - 0.1%
Ford Motor Co. 6.10%, 08/19/2032	849,000	809,731

Banks - 2.5%
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	4,078,000	4,228,597
Fixed until 09/15/2023 (E), 7.75% (D)	1,517,000	1,427,527
Fixed until 06/15/2024 (E), 8.00% (D)	3,262,000	3,008,869
Citigroup, Inc. Fixed until 09/12/2024 (E), 5.00% (D)	5,932,000	5,561,250
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	1,694,000	1,282,307
5.71%, 01/15/2026 (B)	4,247,000	4,085,714
7.00%, 11/21/2025 (B)	694,000	708,482
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (B)	2,222,000	2,381,538
JPMorgan Chase & Co. Fixed until 02/01/2025 (E), 4.60% (D)	3,885,000	3,603,338

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 06/27/2024 (E), 7.50% (D)	$ 2,630,000	$ 2,529,573
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	1,200,000	1,332,588

		30,149,783

Beverages - 0.5%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (B)	7,361,000	6,486,861

Biotechnology - 0.3%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (B)	4,086,000	3,257,739

Building Products - 1.0%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	905,000	792,314
5.00%, 03/01/2030 (B)	694,000	648,016
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (B)	6,056,000	4,557,140
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,209,000	1,747,889
4.38%, 07/15/2030 (B)	880,000	759,636
5.00%, 02/15/2027 (B)	3,121,000	2,988,046

		11,493,041

Capital Markets - 1.0%
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028 (B)	3,576,000	3,388,260
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	1,594,000	1,197,715
Fixed until 10/30/2025 (E), 6.00% (D)	1,400,000	1,042,860
Fixed until 11/10/2032, 7.08% (D), 02/10/2034	2,956,000	2,761,200
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	4,244,000	3,809,975

		12,200,010

Chemicals - 2.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	2,113,000	1,725,307
7.50%, 09/30/2029 (B)	3,029,000	2,164,530
Avient Corp. 7.13%, 08/01/2030 (A) (B)	1,136,000	1,161,325
Eagle Intermediate Global Holding BV/Eagle US Finance LLC 7.50%, 05/01/2025 (A) (B)	7,289,000	4,719,627
NOVA Chemicals Corp.
4.25%, 05/15/2029 (B)	2,304,000	1,865,849
4.88%, 06/01/2024 (B)	2,559,000	2,519,034
5.25%, 06/01/2027 (A) (B)	6,231,000	5,638,999
Olin Corp.
5.00%, 02/01/2030	3,224,000	3,014,440
5.13%, 09/15/2027	1,895,000	1,833,413
5.63%, 08/01/2029	1,471,000	1,439,197
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (A) (B)	3,245,000	2,011,900

		28,093,621

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	$ 4,293,000	$ 3,894,571
5.75%, 07/15/2027 (A) (B)	4,435,000	4,191,075
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	2,618,000	2,330,020
5.00%, 09/01/2030	2,115,000	1,848,309
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,043,000	2,795,247
6.00%, 06/01/2029 (B)	3,381,000	2,780,873
9.50%, 11/01/2027 (A) (B)	1,015,000	972,664
Harsco Corp. 5.75%, 07/31/2027 (B)	4,364,000	3,600,927
Stericycle, Inc. 5.38%, 07/15/2024 (B)	2,299,000	2,287,426

		24,701,112

Communications Equipment - 0.7%
Avaya, Inc. 6.13%, 09/15/2028 (B)	7,118,000	658,415
CommScope, Inc.
4.75%, 09/01/2029 (A) (B)	3,975,000	3,210,560
6.00%, 03/01/2026 (B)	2,129,000	2,033,113
8.25%, 03/01/2027 (A) (B)	3,036,000	2,348,822

		8,250,910

Construction & Engineering - 0.4%
Abengoa Abenewco 2 SA
1.50%, 10/26/2024 (B) (F) (G) (H)	2,023,470	0
PIK Rate 1.50%, Cash Rate
0.00%, 10/26/2024 (B) (I)	2,023,470	10,117
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	2,445,000	2,036,613
6.63%, 01/15/2028 (B)	2,609,000	2,472,028

		4,518,758

Construction Materials - 0.1%
Advanced Drainage Systems, Inc. 6.38%, 06/15/2030 (A) (B)	1,435,000	1,419,674

Consumer Finance - 2.5%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	1,636,000	1,450,996
3.38%, 11/13/2025	3,066,000	2,847,444
4.00%, 11/13/2030	4,118,000	3,529,573
4.39%, 01/08/2026	5,019,000	4,768,083
4.95%, 05/28/2027	1,741,000	1,645,976
5.13%, 06/16/2025	1,398,000	1,361,208
6.95%, 03/06/2026	3,381,000	3,412,430
7.35%, 11/04/2027 - 03/06/2030	8,700,000	8,932,581
Navient Corp. 5.50%, 03/15/2029	1,464,000	1,260,431

		29,208,722

Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (B)	1,240,000	1,170,200
3.50%, 03/15/2029 (B)	4,595,000	4,071,491
4.63%, 01/15/2027 (B)	4,299,000	4,155,941
6.50%, 02/15/2028 (B)	2,850,000	2,879,367
7.50%, 03/15/2026 (B)	1,067,000	1,097,322

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Rite Aid Corp. 8.00%, 11/15/2026 (B)	$ 3,055,000	$ 1,652,831

		15,027,152

Containers & Packaging - 4.6%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (I)	3,132,216	2,566,900
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	2,886,000	2,526,672
4.00%, 09/01/2029 (A) (B)	5,007,000	4,061,367
6.00%, 06/15/2027 (B)	424,000	421,803
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (A) (B)	2,241,000	1,912,751
Ball Corp.
2.88%, 08/15/2030	8,739,000	7,327,604
6.88%, 03/15/2028	1,755,000	1,818,784
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (B)	1,069,000	1,015,769
5.38%, 01/15/2028 (B)	2,350,000	2,229,633
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	3,236,000	3,176,283
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	8,832,000	8,658,230
Graphic Packaging International LLC
3.50%, 03/15/2028 (B)	3,882,000	3,518,545
3.50%, 03/01/2029 (A) (B)	1,311,000	1,161,052
4.13%, 08/15/2024	1,236,000	1,217,148
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (B)	2,268,000	2,292,585
Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025 (A) (B)	1,014,000	1,040,618
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (B)	5,792,000	5,171,595
Sealed Air Corp./Sealed Air Corp. US 6.13%, 02/01/2028 (B)	193,000	195,846
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	3,258,000	3,162,952
8.50%, 08/15/2027 (A) (B)	1,285,000	1,240,609

		54,716,746

Diversified Consumer Services - 0.3%
WW International, Inc. 4.50%, 04/15/2029 (A) (B)	5,237,000	3,342,253

Diversified REITs - 0.6%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	4,945,000	4,378,494
6.00%, 04/15/2025 (A) (B)	1,212,000	1,177,932
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (B)	2,443,000	2,139,526

		7,695,952

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.8%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	$ 1,852,000	$ 1,625,221
6.00%, 01/15/2030 (A) (B)	2,433,000	1,861,087
6.75%, 05/01/2029 (A) (B)	4,606,000	3,707,110
Hughes Satellite Systems Corp. 6.63%, 08/01/2026 (A)	3,959,000	3,739,236
Iliad Holding SASU
6.50%, 10/15/2026 (B)	2,271,000	2,185,604
7.00%, 10/15/2028 (B)	3,706,000	3,506,492
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (B) (F) (G) (H)	3,274,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	4,524,000	2,530,875
3.75%, 07/15/2029 (B)	1,518,000	854,079
4.25%, 07/01/2028 (B)	3,398,000	1,980,410
10.50%, 05/15/2030 (A) (B)	7,856,000	7,523,993
Telecom Italia Capital SA
6.00%, 09/30/2034	2,206,000	1,880,607
6.38%, 11/15/2033	2,243,000	2,004,920

		33,399,634

Electric Utilities - 1.1%
Elwood Energy LLC 8.16%, 07/05/2026	1,194,894	1,054,494
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	1,599,000	1,354,640
3.88%, 02/15/2032 (A) (B)	1,461,000	1,178,082
5.75%, 01/15/2028 (A)	976,000	951,384
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	322,000	312,090
4.38%, 05/01/2029 (B)	3,383,000	3,026,570
5.00%, 07/31/2027 (B)	4,312,000	4,096,086
5.63%, 02/15/2027 (B)	611,000	597,172

		12,570,518

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV 4.00%, 04/15/2029 (B)	2,530,000	2,286,545
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	579,287
4.38%, 02/15/2030 (B)	1,069,000	973,726

		3,839,558

Energy Equipment & Services - 1.4%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028 (B)	3,967,000	3,808,082
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (B)	1,546,000	1,488,025
7.50%, 04/01/2025 (A) (B)	431,000	414,837
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (B) (I)	3,997,963	3,398,269
Genesis Energy LP/Genesis Energy Finance Corp. 8.88%, 04/15/2030	1,981,000	1,984,152
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (B)	2,922,000	2,648,062
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 09/01/2027	3,259,000	3,172,270

		16,913,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.5%
Carnival Holdings Bermuda Ltd. 10.38%, 05/01/2028 (B)	$ 1,225,000	$ 1,316,930
CDI Escrow Issuer, Inc. 5.75%, 04/01/2030 (B)	4,117,000	3,969,899
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	775,000	687,603

		5,974,432

Financial Services - 3.1%
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (B)	5,713,000	5,637,074
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 6.55% (D), 12/21/2065 (B)	17,977,000	11,595,165
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 6.80% (D), 12/21/2065 (A) (B)	2,974,000	1,929,382
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,427,000	1,216,518
5.25%, 10/01/2025 (B)	3,485,000	3,228,537
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	3,115,000	2,764,851
5.75%, 06/15/2027 (B)	3,038,000	2,771,276
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	1,369,000	1,173,113
5.50%, 05/15/2029 (B)	7,269,000	6,670,845

		36,986,761

Food Products - 2.2%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	600,000	587,991
6.00%, 06/15/2030 (B)	1,769,000	1,750,062
Kraft Heinz Foods Co.
5.00%, 06/04/2042	959,000	918,745
6.88%, 01/26/2039	1,374,000	1,569,163
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	2,870,000	2,312,101
5.88%, 09/30/2027 (B)	6,358,000	6,324,687
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	2,950,000	2,585,408
4.63%, 04/15/2030 (B)	1,647,000	1,487,890
5.50%, 12/15/2029 (B)	8,268,000	7,864,332
5.63%, 01/15/2028 (B)	1,347,000	1,316,199

		26,716,578

Ground Transportation - 1.2%
Hertz Corp.
4.63%, 12/01/2026 (B)	593,000	534,091
5.00%, 12/01/2029 (B)	3,927,000	3,212,494
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	3,022,000	2,778,437
7.50%, 09/15/2027 (B)	4,133,000	4,264,194
8.00%, 11/01/2026 (B)	3,386,000	3,471,551

		14,260,767

Health Care Equipment & Supplies - 0.6%
Kevlar SpA 6.50%, 09/01/2029 (B) (C)	3,616,000	2,968,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Medline Borrower LP 3.88%, 04/01/2029 (B)	$ 5,315,000	$ 4,648,689

		7,617,064

Health Care Providers & Services - 5.4%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (B)	4,807,000	4,549,201
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	571,875
5.13%, 03/01/2030 (A) (B)	973,000	803,406
6.13%, 08/01/2028 (B)	3,972,000	3,500,853
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	3,807,000	3,172,844
6.88%, 04/15/2029 (A) (B)	674,000	498,762
8.00%, 03/15/2026 (A) (B)	5,683,000	5,631,713
DaVita, Inc.
3.75%, 02/15/2031 (B)	6,361,000	5,125,987
4.63%, 06/01/2030 (B)	4,139,000	3,606,744
Encompass Health Corp.
4.50%, 02/01/2028 (A)	1,686,000	1,589,533
4.63%, 04/01/2031	638,000	571,924
4.75%, 02/01/2030	927,000	854,456
5.75%, 09/15/2025	4,174,000	4,164,012
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,102,712
5.88%, 02/15/2026 - 02/01/2029	4,091,000	4,163,811
7.50%, 11/06/2033	441,000	493,835
Molina Healthcare, Inc. 4.38%, 06/15/2028 (B)	4,554,000	4,268,777
Tenet Healthcare Corp.
4.25%, 06/01/2029	3,886,000	3,562,551
4.88%, 01/01/2026	1,897,000	1,868,414
5.13%, 11/01/2027	2,487,000	2,414,680
6.13%, 10/01/2028 (A)	6,241,000	6,055,261
6.13%, 06/15/2030 (B)	3,193,000	3,157,297

		63,728,648

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031	4,019,000	2,752,898

Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	1,350,000	1,245,375
7.50%, 06/01/2025 (B)	3,573,000	3,590,865

		4,836,240

Hotels, Restaurants & Leisure - 8.9%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (B)	2,008,000	1,875,839
4.00%, 10/15/2030 (B)	3,173,000	2,770,359
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	309,000	298,208
4.75%, 06/15/2031 (B)	910,000	833,249
Boyne USA, Inc. 4.75%, 05/15/2029 (A) (B)	4,440,000	4,021,026
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	6,529,000	5,715,589
6.25%, 07/01/2025 (B)	3,693,000	3,698,964
7.00%, 02/15/2030 (B)	478,000	482,282

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
6.00%, 05/01/2029 (A) (B)	$ 3,225,000	$ 2,531,616
7.63%, 03/01/2026 (A) (B)	1,588,000	1,448,268
10.50%, 02/01/2026 - 06/01/2030 (B)	7,175,000	6,963,819
Churchill Downs, Inc. 6.75%, 05/01/2031 (B)	2,089,000	2,100,260
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,109,000	2,956,220
5.75%, 05/01/2028 (B)	493,000	491,775
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	5,372,000	4,687,622
5.00%, 06/01/2029 (B)	1,165,000	1,056,043
International Game Technology PLC
4.13%, 04/15/2026 (B)	1,429,000	1,371,799
5.25%, 01/15/2029 (B)	780,000	748,459
6.25%, 01/15/2027 (B)	1,213,000	1,229,679
6.50%, 02/15/2025 (B)	1,625,000	1,645,134
MGM Resorts International
4.63%, 09/01/2026	942,000	901,254
4.75%, 10/15/2028 (A)	2,858,000	2,672,741
5.50%, 04/15/2027	4,203,000	4,113,258
5.75%, 06/15/2025	4,915,000	4,901,846
6.75%, 05/01/2025	995,000	1,004,704
NCL Corp. Ltd. 5.88%, 03/15/2026 - 02/15/2027 (B)	7,783,000	6,836,809
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (B)	3,365,000	2,987,414
5.50%, 04/01/2028 (A) (B)	1,904,000	1,679,992
8.25%, 01/15/2029 (B)	1,522,000	1,602,607
11.50%, 06/01/2025 (B)	861,000	913,738
11.63%, 08/15/2027 (B)	700,000	743,181
Scientific Games International, Inc. 7.00%, 05/15/2028 (B)	3,390,000	3,382,125
Station Casinos LLC 4.50%, 02/15/2028 (B)	5,333,000	4,901,027
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	3,812,000	3,326,199
5.65%, 04/01/2024	2,062,000	2,048,803
6.00%, 04/01/2027	4,641,000	4,565,584
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	6,633,000	5,690,650
7.00%, 02/15/2029 (A) (B)	3,156,000	2,666,820
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031 (A) (B)	4,336,000	4,442,392

		106,307,354

Household Durables - 1.1%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	2,476,000	2,299,337
6.75%, 03/15/2025	3,196,000	3,168,834
7.25%, 10/15/2029 (A)	3,316,000	3,161,524
KB Home 7.25%, 07/15/2030	1,840,000	1,875,330
Meritage Homes Corp. 6.00%, 06/01/2025	2,124,000	2,137,415

		12,642,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.9%
Central Garden & Pet Co. 4.13%, 04/30/2031 (B)	$ 3,119,000	$ 2,627,135
Energizer Holdings, Inc. 6.50%, 12/31/2027 (B)	3,601,000	3,512,727
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	4,084,000	3,348,880
5.50%, 07/15/2030 (B)	1,539,000	1,417,673

		10,906,415

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	3,671,000	3,131,322
4.50%, 02/15/2028 (B)	2,830,000	2,635,920
5.00%, 02/01/2031 (B)	1,198,000	1,009,386
5.13%, 03/15/2028 (B)	2,084,000	1,924,960
5.25%, 06/01/2026 (B)	2,009,000	1,953,460
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	2,217,000	1,896,423
4.75%, 03/15/2028 (B)	2,443,000	2,317,286

		14,868,757

Insurance - 1.3%
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	3,645,000	2,912,751
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 6.99% (D), 02/12/2067 (A) (B)	5,077,000	4,137,755
Lincoln National Corp. 3-Month LIBOR + 2.36%, 7.23% (D), 05/17/2066	4,344,000	2,736,720
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (B)	5,541,000	5,254,783

		15,042,009

IT Services - 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (B)	4,062,000	3,337,134
Gartner, Inc.
3.63%, 06/15/2029 (B)	326,000	288,610
3.75%, 10/01/2030 (A) (B)	1,745,000	1,518,147
4.50%, 07/01/2028 (B)	2,508,000	2,356,574
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	3,270,000	1,357,050

		8,857,515

Leisure Products - 0.2%
Mattel, Inc. 5.45%, 11/01/2041	2,583,000	2,296,315

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A) (B)	660,000	578,541
4.00%, 03/15/2031 (A) (B)	660,000	575,025

		1,153,566

Machinery - 2.1%
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	2,792,000	2,383,223

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	$ 435,000	$ 448,050
9.50%, 01/01/2031 (B)	508,000	537,845
Madison IAQ LLC
4.13%, 06/30/2028 (B)	2,453,000	2,158,130
5.88%, 06/30/2029 (B)	767,000	600,421
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028 (B)	7,129,000	6,672,599
SPX FLOW, Inc. 8.75%, 04/01/2030 (A) (B)	5,281,000	4,423,274
Vertiv Group Corp. 4.13%, 11/15/2028 (B)	3,399,000	3,068,952
Wabash National Corp. 4.50%, 10/15/2028 (B)	4,877,000	4,244,593

		24,537,087

Media - 9.9%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (H) (J) (K)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (H) (J) (K) (L)	1,460,000	102
Arches Buyer, Inc.
4.25%, 06/01/2028 (A) (B)	3,814,000	3,282,550
6.13%, 12/01/2028 (A) (B)	2,463,000	2,136,652
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	5,545,000	4,381,858
4.50%, 08/15/2030 (B)	4,451,000	3,737,215
4.50%, 05/01/2032	3,975,000	3,193,736
4.75%, 03/01/2030 - 02/01/2032 (B)	7,694,000	6,563,914
5.00%, 02/01/2028 (B)	4,251,000	3,931,593
5.38%, 06/01/2029 (B)	1,794,000	1,645,472
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	5,106,000	4,611,797
7.50%, 06/01/2029 (A) (B)	1,668,000	1,234,319
7.75%, 04/15/2028 (A) (B)	1,123,000	852,932
CSC Holdings LLC
4.50%, 11/15/2031 (B)	1,778,000	1,245,693
4.63%, 12/01/2030 (B)	842,000	411,332
5.00%, 11/15/2031 (B)	1,505,000	722,315
5.38%, 02/01/2028 (B)	1,942,000	1,592,824
5.75%, 01/15/2030 (B)	9,448,000	4,818,496
6.50%, 02/01/2029 (B)	2,516,000	2,100,841
7.50%, 04/01/2028 (A) (B)	2,569,000	1,607,384
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (B) (J) (K)	10,476,000	707,130
6.63%, 08/15/2027 (B) (J) (K)	609,000	18,270
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (B)	5,951,000	5,219,438
DISH DBS Corp.
5.25%, 12/01/2026 (B)	3,960,000	3,036,897
5.75%, 12/01/2028 (B)	3,059,000	2,177,375
7.38%, 07/01/2028	2,449,000	1,218,901
7.75%, 07/01/2026	2,590,000	1,496,075
DISH Network Corp. 11.75%, 11/15/2027 (B)	1,728,000	1,633,479
Gray Escrow II, Inc. 5.38%, 11/15/2031 (B)	6,301,000	4,039,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	$ 4,827,000	$ 3,118,169
7.00%, 05/15/2027 (A) (B)	4,283,000	3,467,955
iHeartCommunications, Inc.
6.38%, 05/01/2026	3,326,000	2,853,388
8.38%, 05/01/2027 (A)	4,588,759	3,028,461
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (B)	5,563,000	5,283,952
Sinclair Television Group, Inc. 4.13%, 12/01/2030 (A) (B)	2,237,000	1,765,329
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	2,064,000	1,655,765
5.00%, 08/01/2027 (B)	250,000	229,929
5.50%, 07/01/2029 (B)	2,467,000	2,199,725
TEGNA, Inc.
4.63%, 03/15/2028 (M)	2,359,000	2,100,218
4.75%, 03/15/2026 (B) (M)	1,223,000	1,167,730
Univision Communications, Inc. 6.63%, 06/01/2027 (B)	4,399,000	4,249,767
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	3,157,000	2,724,302
UPC Holding BV 5.50%, 01/15/2028 (B)	2,314,000	2,051,025
Virgin Media Finance PLC 5.00%, 07/15/2030 (B)	3,549,000	2,990,666
VZ Secured Financing BV 5.00%, 01/15/2032 (B)	10,109,000	8,439,337
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A) (B)	2,487,000	2,359,386

		117,302,999

Metals & Mining - 4.3%
Big River Steel LLC/BRS Finance Corp. 6.63%, 01/31/2029 (B)	2,348,000	2,328,664
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (B)	4,020,000	4,081,482
Constellium SE
5.63%, 06/15/2028 (A) (B)	6,339,000	6,085,440
5.88%, 02/15/2026 (B)	6,910,000	6,876,417
FMG Resources August Pty. Ltd.
5.88%, 04/15/2030 (B)	4,672,000	4,534,896
6.13%, 04/15/2032 (B)	1,149,000	1,111,594
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,057,000	1,942,178
4.25%, 03/01/2030	1,417,000	1,317,948
4.38%, 08/01/2028	4,277,000	4,057,136
4.63%, 08/01/2030	1,027,000	978,482
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	4,307,000	4,343,523
8.50%, 05/01/2030 (B)	4,878,000	4,963,365
New Gold, Inc. 7.50%, 07/15/2027 (B)	4,918,000	4,740,608
Novelis Corp.
3.25%, 11/15/2026 (B)	1,322,000	1,209,597
3.88%, 08/15/2031 (B)	612,000	512,549
4.75%, 01/30/2030 (B)	1,977,000	1,789,241

		50,873,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 11.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	$ 3,410,000	$ 3,193,211
7.88%, 05/15/2026 (B)	3,875,000	3,978,730
Callon Petroleum Co.
6.38%, 07/01/2026 (A)	1,021,000	986,287
7.50%, 06/15/2030 (A) (B)	2,036,000	1,928,507
8.25%, 07/15/2025	4,645,000	4,621,775
Cheniere Energy Partners LP 4.00%, 03/01/2031	4,372,000	3,909,943
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,621,000	1,546,107
Chord Energy Corp. 6.38%, 06/01/2026 (B)	3,432,000	3,414,190
Civitas Resources, Inc. 5.00%, 10/15/2026 (B)	2,080,000	1,955,200
Comstock Resources, Inc. 5.88%, 01/15/2030 (B)	3,059,000	2,626,557
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 8.00%, 04/01/2029 (A) (B)	5,557,000	5,621,859
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	210,659
5.63%, 10/15/2025 (B)	6,411,000	6,328,108
DCP Midstream Operating LP 5.38%, 07/15/2025	4,083,000	4,083,576
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	2,010,000	1,781,502
4.38%, 06/15/2031 (B)	535,000	465,328
EnLink Midstream LLC 6.50%, 09/01/2030 (B)	2,106,000	2,128,534
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	554,000	544,274
6.50%, 07/01/2027 (B)	1,538,000	1,494,816
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	272,000	241,832
5.13%, 06/15/2028 (B)	3,131,000	2,974,168
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 04/15/2027 (B)	2,913,000	2,869,192
Ithaca Energy North Sea PLC 9.00%, 07/15/2026 (B)	4,500,000	4,331,835
Kinder Morgan, Inc. 8.05%, 10/15/2030	2,486,000	2,831,359
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026 (B)	853,000	797,366
NuStar Logistics LP
5.63%, 04/28/2027	3,359,000	3,231,190
5.75%, 10/01/2025	944,000	925,811
6.00%, 06/01/2026	531,000	522,541
Occidental Petroleum Corp.
6.13%, 01/01/2031	871,000	910,517
6.20%, 03/15/2040	2,345,000	2,407,228
6.45%, 09/15/2036	6,446,000	6,840,818
6.60%, 03/15/2046	860,000	917,732
6.63%, 09/01/2030	2,228,000	2,378,390
7.15%, 05/15/2028	4,012,000	4,230,682

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.
4.50%, 10/01/2029 (B)	$ 1,499,000	$ 1,313,499
4.63%, 05/01/2030 (B)	855,000	743,919
5.88%, 07/15/2027 (B)	2,354,000	2,294,445
PDC Energy, Inc.
5.75%, 05/15/2026	2,434,000	2,362,807
6.13%, 09/15/2024 09/14/2016 - 06/25/2020	2,602,000	2,582,444
SM Energy Co.
6.50%, 07/15/2028 (A)	512,000	485,120
6.63%, 01/15/2027	2,965,000	2,861,225
6.75%, 09/15/2026	3,319,000	3,260,918
Southwestern Energy Co.
4.75%, 02/01/2032	1,410,000	1,244,340
5.38%, 03/15/2030	1,857,000	1,728,048
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/2025 (A)	4,578,000	3,811,185
8.50%, 10/15/2026 (B)	1,675,000	1,608,000
Summit Midstream Partners LP Fixed until 05/01/2023, 12.30%, 05/30/2023 (E)	4,423,000	2,897,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,747,000	2,413,981
4.88%, 02/01/2031	3,857,000	3,633,325
5.00%, 01/15/2028	2,590,000	2,532,554
5.50%, 03/01/2030	2,086,000	2,032,139
Western Midstream Operating LP
5.30%, 03/01/2048	4,085,000	3,440,668
5.45%, 04/01/2044	2,246,000	1,951,535

		130,427,041

Paper & Forest Products - 0.7%
Domtar Corp. 6.75%, 10/01/2028 (B)	3,785,000	3,278,170
Glatfelter Corp. 4.75%, 11/15/2029 (A) (B)	7,827,000	5,505,903

		8,784,073

Personal Care Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	2,265,000	2,210,549
6.50%, 04/15/2026 (A) (B)	4,328,000	4,295,540

		6,506,089

Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	3,188,000	1,611,220
9.25%, 04/01/2026 (A) (B)	1,637,000	1,317,785
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	2,008,000	940,360
5.25%, 01/30/2030 (B)	1,394,000	655,180
5.50%, 11/01/2025 (A) (B)	1,346,000	1,173,623
7.00%, 01/15/2028 (B)	3,255,000	1,489,163
9.00%, 12/15/2025 (A) (B)	1,353,000	1,133,332
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	2,786,000	2,564,399
5.13%, 04/30/2031 (B)	1,694,000	1,509,187

		12,394,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	$ 2,676,000	$ 2,505,940

Software - 1.4%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (A)	4,095,000	3,561,886
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 05/01/2028 (B)	5,217,000	4,380,103
NCR Corp.
5.13%, 04/15/2029 (B)	5,254,000	4,544,574
5.25%, 10/01/2030 (B)	1,709,000	1,436,951
5.75%, 09/01/2027 (B)	1,278,000	1,253,801
6.13%, 09/01/2029 (A) (B)	2,085,000	2,042,788

		17,220,103

Specialized REITs - 1.2%
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	881,000	765,944
5.25%, 03/15/2028 (B)	4,992,000	4,801,724
SBA Communications Corp.
3.13%, 02/01/2029	3,735,000	3,195,619
3.88%, 02/15/2027	1,912,000	1,782,920
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	1,731,000	1,555,520
4.63%, 06/15/2025 (B)	1,364,000	1,324,945
5.75%, 02/01/2027 (B)	1,358,000	1,349,280

		14,775,952

Specialty Retail - 1.0%
Bath & Body Works, Inc.
5.25%, 02/01/2028 (A)	743,000	710,375
6.75%, 07/01/2036 (A)	1,960,000	1,743,819
6.88%, 11/01/2035	1,468,000	1,328,370
7.50%, 06/15/2029 (A)	3,085,000	3,140,280
9.38%, 07/01/2025 (A) (B)	522,000	558,781
Staples, Inc. 7.50%, 04/15/2026 (A) (B)	5,296,000	4,470,008

		11,951,633

Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp. 4.75%, 02/15/2026	3,292,000	3,127,526

Trading Companies & Distributors - 1.7%
Boise Cascade Co. 4.88%, 07/01/2030 (B)	4,950,000	4,468,564
Herc Holdings, Inc. 5.50%, 07/15/2027 (B)	6,775,000	6,470,019
United Rentals North America, Inc.
3.75%, 01/15/2032	2,679,000	2,297,232
4.00%, 07/15/2030	3,533,000	3,159,736
6.00%, 12/15/2029 (B)	4,097,000	4,158,178

		20,553,729

Wireless Telecommunication Services - 1.1%
Altice France SA
5.13%, 07/15/2029 (B)	506,000	374,084
5.50%, 10/15/2029 (B)	3,432,000	2,569,203
8.13%, 02/01/2027 (B)	3,524,000	3,146,627

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint LLC
7.13%, 06/15/2024	$ 1,345,000	$ 1,366,794
7.63%, 03/01/2026	1,427,000	1,510,698
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (B)	2,322,000	1,925,438
4.75%, 07/15/2031 (B)	2,529,000	2,154,627

		13,047,471

Total Corporate Debt Securities (Cost $1,270,326,124)		1,123,831,202

LOAN ASSIGNMENTS - 1.6%
Automobile Components - 0.7%
Clarios Global LP
Term Loan,
TBD, 04/26/2030 (C) (N)	2,770,000	2,763,075
Term Loan B,
TBD, 04/30/2026 (C) (N)	5,243,000	5,229,803

		7,992,878

Communications Equipment - 0.7%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 8.00%, 12.89% (D), 08/15/2023 (C)	6,031,391	6,157,036
Term Loan B,
TBD, 12/15/2027 (J) (K) (N)	5,009,865	1,208,630
Term Loan B2,
TBD, 12/15/2027 (J) (K) (N)	2,625,000	610,313

		7,975,979

Containers & Packaging - 0.2%
Trident TPI Holdings, Inc. Term Loan, TBD, 09/15/2028 (C) (N)	2,546,383	2,476,357

Total Loan Assignments (Cost $24,038,412)		18,445,214

	Shares	Value
COMMON STOCKS - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA (H) (O)	31,634	711,765

Electric Utilities - 0.0% (P)
Homer City Generation LLC (G) (H)	270,659	2,706

Oil, Gas & Consumable Fuels - 0.0% (P)
Ultra Resources, Inc. (F) (G) (H)	3,226	0

Software - 0.0% (P)
ASG WT Corp. (G) (H)	1,265	142,490

Total Common Stocks (Cost $16,880,061)		856,961

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Cash Management Bills 4.79% (Q), 05/25/2023 (A)	$2,950,800	$ 2,942,476

Total Short-Term U.S. Government Obligation (Cost $2,940,848)		2,942,476

	Shares	Value
OTHER INVESTMENT COMPANY - 10.8%
Securities Lending Collateral - 10.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (Q)	129,130,553	129,130,553

Total Other Investment Company (Cost $129,130,553)		129,130,553

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.10% (Q), dated 04/28/2023, to be repurchased at $37,510,177 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $38,253,722.	$37,503,613	37,503,613

Total Repurchase Agreement (Cost $37,503,613)		37,503,613

Total Investments (Cost $1,480,819,611)		1,312,710,019
Net Other Assets (Liabilities) - (10.3)%		(122,162,004)

Net Assets - 100.0%		$1,190,548,015

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,123,831,009	$193	$1,123,831,202
Loan Assignments	—	18,445,214	—	18,445,214
Common Stocks	—	711,765	145,196	856,961
Short-Term U.S. Government Obligation	—	2,942,476	—	2,942,476
Other Investment Company	129,130,553	—	—	129,130,553
Repurchase Agreement	—	37,503,613	—	37,503,613

Total Investments	$129,130,553	$1,183,434,077	$145,389	$1,312,710,019

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (O)	$—	$—	$—	$711,765

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $130,768,029, collateralized by cash collateral of $129,130,553 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,399,128. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $794,714,183, representing 66.8% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities deemed worthless.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2023, the total value of securities is $857,154, representing 0.1% of the Fund’s net assets.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $2,544,536, representing 0.2% of the Fund’s net assets.
(K)	Non-income producing securities.
(L)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(M)	Restricted securities. At April 30, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	TEGNA, Inc. 4.63%, 03/15/2028	01/07/2020 - 05/18/2020	$2,336,220	$2,100,218	0.2%

Corporate Debt Securities	TEGNA, Inc. 4.75%, 03/15/2026	09/08/2020	1,223,000	1,167,730	0.1

Total			$3,559,220	$3,267,948	0.3%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	All or a portion of the security represents unsettled loan commitments at April 30, 2023 where the rate will be determined at time of settlement.
(O)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Rates disclosed reflect the yields at April 30, 2023.
(R)	The Fund recognized transfers in and out of Level 3 as of April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CDI	CHESS Depositary Interests
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.1%
Automobile Components - 4.1%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (A)	$35,000	$35,888
8.25%, 04/15/2031 (A)	34,000	34,825
Benteler International AG 10.50%, 05/15/2028 (A) (B)	200,000	204,500
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	30,000	29,823
6.75%, 05/15/2028 (A) (B)	88,000	88,341
8.50%, 05/15/2027 (A) (C)	120,000	120,498
Dana, Inc.
4.25%, 09/01/2030	85,000	68,849
4.50%, 02/15/2032	377,000	302,731
5.63%, 06/15/2028 (C)	189,000	174,345
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (C)	130,000	122,941
5.00%, 07/15/2029 (C)	115,000	101,645
9.50%, 05/31/2025	18,000	18,427
Patrick Industries, Inc. 7.50%, 10/15/2027 (A)	32,000	31,547
ZF North America Capital, Inc. 7.13%, 04/14/2030 (A)	150,000	154,884

		1,489,244

Automobiles - 0.0% (D)
Ford Motor Co. 6.10%, 08/19/2032 (C)	13,000	12,399

Banks - 3.5%
Barclays PLC Fixed until 11/02/2025, 7.33% (E), 11/02/2026	200,000	207,386
Citigroup, Inc.
Fixed until 12/10/2025 (F), 4.00% (E)	318,000	277,010
Fixed until 09/12/2024 (F), 5.00% (E)	135,000	126,563
Intesa Sanpaolo SpA Fixed until 06/01/2031, 4.20% (E), 06/01/2032 (A)	600,000	454,182
JPMorgan Chase & Co. Fixed until 02/01/2025 (F), 4.60% (E)	203,000	188,282

		1,253,423

Beverages - 1.3%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	520,000	458,249

Biotechnology - 0.9%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (A)	400,000	318,917

Building Products - 1.6%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	12,000	10,506
5.00%, 03/01/2030 (A)	128,000	119,519
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	441,000	331,852
Standard Industries, Inc.
4.38%, 07/15/2030 (A)	23,000	19,854
5.00%, 02/15/2027 (A)	88,000	84,251

		565,982

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.5%
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028 (A)	$ 153,000	$ 144,967
Deutsche Bank AG Fixed until 11/10/2032, 7.08% (E), 02/10/2034	200,000	186,820
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	457,000	410,264
4.63%, 11/15/2027 (A) (C)	50,000	47,179
MSCI, Inc. 3.63%, 09/01/2030 (A)	143,000	123,362

		912,592

Chemicals - 0.6%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	52,000	42,459
7.50%, 09/30/2029 (A)	72,000	51,451
Avient Corp. 7.13%, 08/01/2030 (A)	72,000	73,605
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (A)	76,000	47,120

		214,635

Commercial Services & Supplies - 4.7%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (A)	200,000	187,299
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (C)	178,000	161,480
5.75%, 07/15/2027 (A) (C)	287,000	271,215
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	33,000	29,370
5.00%, 09/01/2030	414,000	361,797
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	180,042
6.00%, 06/01/2029 (A)	76,000	62,510
Harsco Corp. 5.75%, 07/31/2027 (A)	302,000	249,193
Stericycle, Inc. 5.38%, 07/15/2024 (A)	186,000	185,064

		1,687,970

Communications Equipment - 1.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	127,000	102,577
6.00%, 03/01/2026 (A)	302,000	288,398
8.25%, 03/01/2027 (A) (C)	85,000	65,761

		456,736

Construction & Engineering - 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	45,000	37,505
6.63%, 01/15/2028 (A)	200,000	189,500

		227,005

Construction Materials - 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	555,000	530,719
6.38%, 06/15/2030 (A) (C)	31,000	30,669

		561,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 2.2%
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	$ 400,000	$ 342,843
6.95%, 03/06/2026	220,000	222,045
7.35%, 11/04/2027	216,000	222,170

		787,058

Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 4.63%, 01/15/2027 (A)	293,000	283,250

Containers & Packaging - 3.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (A)	400,000	350,197
Cascades, Inc./Cascades USA, Inc. 5.13%, 01/15/2026 (A)	365,000	346,825
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	204,000	184,734
4.13%, 08/15/2024	99,000	97,490
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (A)	71,000	71,770
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A)	78,000	69,645
Trident TPI Holdings, Inc. 9.25%, 08/01/2024 (A) (C)	31,000	31,718

		1,152,379

Diversified Consumer Services - 0.3%
WW International, Inc. 4.50%, 04/15/2029 (A)	150,000	95,730

Diversified REITs - 1.6%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	282,000	249,694
3.75%, 09/15/2030 (A)	260,000	204,356
6.00%, 04/15/2025 (A)	50,000	48,594
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (A)	82,000	71,814

		574,458

Diversified Telecommunication Services - 3.7%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	156,000	136,898
6.00%, 01/15/2030 (A)	46,000	35,187
8.75%, 05/15/2030 (A)	25,000	24,718
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	199,000	187,953
Iliad Holding SASU 6.50%, 10/15/2026 (A)	400,000	384,959
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	10,070
3.75%, 07/15/2029 (A)	216,000	121,529
4.25%, 07/01/2028 (A)	83,000	48,374
10.50%, 05/15/2030 (A) (C)	333,000	318,927
Telecom Italia Capital SA
6.00%, 09/30/2034	53,000	45,182
6.38%, 11/15/2033	19,000	16,983

		1,330,780

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 2.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (A)	$ 831,000	$ 772,834

Electrical Equipment - 0.1%
Atkore, Inc. 4.25%, 06/01/2031 (A)	23,000	20,255

Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	196,000	178,531

Energy Equipment & Services - 1.7%
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 04/01/2025 (A)	88,000	84,700
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (C)	372,000	337,125
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 09/01/2027	196,000	190,784

		612,609

Financial Services - 1.3%
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (A)	274,000	270,358
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/01/2025 (A)	78,000	72,260
United Wholesale Mortgage LLC 5.50%, 11/15/2025 - 04/15/2029 (A)	146,000	132,659

		475,277

Food Products - 2.7%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	454,000	444,914
6.00%, 06/15/2030 (A)	52,000	51,443
Kraft Heinz Foods Co. 3.88%, 05/15/2027	77,000	75,054
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	27,000	23,663
4.63%, 04/15/2030 (A)	321,000	289,990
5.50%, 12/15/2029 (A)	79,000	75,143
5.63%, 01/15/2028 (A)	38,000	37,131

		997,338

Ground Transportation - 1.6%
Hertz Corp.
4.63%, 12/01/2026 (A)	6,000	5,404
5.00%, 12/01/2029 (A)	239,000	195,515
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	146,000	134,233
6.25%, 01/15/2028 (A)	5,000	5,045
8.00%, 11/01/2026 (A)	250,000	256,316

		596,513

Health Care Equipment & Supplies - 0.5%
Kevlar SpA 6.50%, 09/01/2029 (A) (B)	86,000	70,598
Medline Borrower LP 3.88%, 04/01/2029 (A)	145,000	126,822

		197,420

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (A)	$ 159,000	$ 150,473
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	4,056
5.13%, 03/01/2030 (A) (C)	12,000	9,908
6.13%, 08/01/2028 (A)	240,000	211,532
DaVita, Inc.
3.75%, 02/15/2031 (A)	154,000	124,100
4.63%, 06/01/2030 (A)	147,000	128,097
Encompass Health Corp.
4.63%, 04/01/2031	5,000	4,482
4.75%, 02/01/2030	280,000	258,088
HCA, Inc.
3.50%, 09/01/2030	115,000	103,396
5.88%, 02/15/2026	166,000	168,431
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	121,000	113,422
Tenet Healthcare Corp.
4.25%, 06/01/2029	44,000	40,338
6.13%, 10/01/2028 (C)	352,000	341,524
6.13%, 06/15/2030 (A)	161,000	159,200

		1,817,047

Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	94,000	86,715
7.50%, 06/01/2025 (A)	150,000	150,750

		237,465

Hotels, Restaurants & Leisure - 5.7%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 01/15/2028 (A)	63,000	58,854
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	396,000	358,632
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	215,000	210,982
Hilton Domestic Operating Co., Inc. 4.88%, 01/15/2030	372,000	353,720
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	366,000	319,373
5.00%, 06/01/2029 (A)	131,000	118,748
NCL Corp. Ltd. 5.88%, 03/15/2026 (A)	192,000	165,036
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	148,335
5.65%, 04/01/2024	242,000	240,451
6.60%, 10/01/2025	75,000	75,180

		2,049,311

Household Durables - 1.9%
Beazer Homes USA, Inc.
6.75%, 03/15/2025	12,000	11,898
7.25%, 10/15/2029	145,000	138,245
KB Home
4.80%, 11/15/2029	70,000	65,275
7.25%, 07/15/2030	95,000	96,824

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
5.13%, 06/06/2027	$ 123,000	$ 121,020
6.00%, 06/01/2025	37,000	37,234
Newell Brands, Inc. 4.88%, 06/01/2025	215,000	209,209

		679,705

Household Products - 1.7%
Central Garden & Pet Co. 4.13%, 04/30/2031 (A)	82,000	69,069
Energizer Holdings, Inc. 6.50%, 12/31/2027 (A)	300,000	292,646
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (C)	186,000	152,520
5.50%, 07/15/2030 (A)	116,000	106,855

		621,090

Independent Power & Renewable Electricity Producers - 2.5%
Calpine Corp.
4.50%, 02/15/2028 (A)	166,000	154,616
5.00%, 02/01/2031 (A)	176,000	148,290
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	20,000	17,108
4.75%, 03/15/2028 (A)	616,000	584,301

		904,315

Insurance - 1.0%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 6.99% (E), 02/12/2067 (A)	117,000	95,355
Lincoln National Corp. 3-Month LIBOR + 2.36%, 7.23% (E), 05/17/2066	141,000	88,830
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (A)	200,000	189,669

		373,854

IT Services - 0.6%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (A)	104,000	85,441
Gartner, Inc.
3.75%, 10/01/2030 (A)	33,000	28,710
4.50%, 07/01/2028 (A)	98,000	92,083
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	51,000	21,165

		227,399

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	64,000	56,896
6.20%, 10/01/2040	7,000	6,597

		63,493

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	152,000	133,240
4.00%, 03/15/2031 (A) (C)	52,000	45,305

		178,545

Machinery - 2.8%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	14,000	14,420
9.50%, 01/01/2031 (A)	16,000	16,940

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Madison IAQ LLC
4.13%, 06/30/2028 (A)	$ 221,000	$ 194,434
5.88%, 06/30/2029 (A)	31,000	24,267
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028 (A)	127,000	118,869
SPX FLOW, Inc. 8.75%, 04/01/2030 (A) (C)	154,000	128,988
Vertiv Group Corp. 4.13%, 11/15/2028 (A)	172,000	155,299
Wabash National Corp. 4.50%, 10/15/2028 (A)	398,000	346,391

		999,608

Media - 13.1%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	109,000	93,812
6.13%, 12/01/2028 (A) (C)	43,000	37,303
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	99,000	79,797
4.50%, 06/01/2033 (A)	40,000	31,854
4.75%, 02/01/2032 (A)	184,000	151,858
5.00%, 02/01/2028 (A)	175,000	161,851
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	244,000	220,384
7.50%, 06/01/2029 (A) (C)	20,000	14,800
7.75%, 04/15/2028 (A) (C)	67,000	50,887
CSC Holdings LLC 4.50%, 11/15/2031 (A)	400,000	280,246
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/2026 (A) (G) (H)	60,000	4,050
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (A)	127,000	111,388
DISH DBS Corp.
5.25%, 12/01/2026 (A)	145,000	111,200
5.75%, 12/01/2028 (A)	39,000	27,760
7.75%, 07/01/2026	137,000	79,136
DISH Network Corp. 11.75%, 11/15/2027 (A)	51,000	48,210
Gray Escrow II, Inc. 5.38%, 11/15/2031 (A)	165,000	105,772
Gray Television, Inc.
4.75%, 10/15/2030 (A) (C)	455,000	293,923
7.00%, 05/15/2027 (A)	184,000	148,985
iHeartCommunications, Inc.
6.38%, 05/01/2026	380,000	326,003
8.38%, 05/01/2027 (C)	133,000	87,777
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	214,128
6.75%, 10/15/2027 (A)	180,000	170,971
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)	23,000	20,215
5.63%, 07/15/2027 (A)	317,000	297,774
Sinclair Television Group, Inc. 4.13%, 12/01/2030 (A)	65,000	51,295

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	$ 37,000	$ 33,105
4.13%, 07/01/2030 (A)	290,000	232,641
Summer BC Bidco B LLC 5.50%, 10/31/2026 (A)	400,000	335,733
TEGNA, Inc.
4.63%, 03/15/2028	270,000	240,381
4.75%, 03/15/2026 (A)	34,000	32,463
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	145,000	140,081
7.38%, 06/30/2030 (A)	9,000	8,636
UPC Broadband Finco BV 4.88%, 07/15/2031 (A)	200,000	172,588
VZ Secured Financing BV 5.00%, 01/15/2032 (A)	400,000	333,934

		4,750,941

Metals & Mining - 2.3%
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (A)	106,000	107,621
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	45,000	45,382
8.50%, 05/01/2030 (A)	140,000	142,450
New Gold, Inc. 7.50%, 07/15/2027 (A)	397,000	382,680
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	38,429
3.88%, 08/15/2031 (A)	12,000	10,050
4.75%, 01/30/2030 (A)	140,000	126,704

		853,316

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Partners LP 4.00%, 03/01/2031	196,000	175,286
DCP Midstream Operating LP 5.38%, 07/15/2025	74,000	74,010
Hess Midstream Operations LP 5.13%, 06/15/2028 (A)	225,000	213,730
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	166,000	161,714

		624,740

Paper & Forest Products - 0.4%
Glatfelter Corp. 4.75%, 11/15/2029 (A)	188,000	132,249

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	121,000	118,091
6.50%, 04/15/2026 (A) (C)	95,000	94,288

		212,379

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (A)	98,000	91,772

Software - 1.2%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	22,000	19,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
NCR Corp.
5.00%, 10/01/2028 (A)	$ 75,000	$ 65,406
5.13%, 04/15/2029 (A)	107,000	92,552
5.25%, 10/01/2030 (A)	9,000	7,567
6.13%, 09/01/2029 (A) (C)	240,000	235,141

		419,802

Specialized REITs - 2.1%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,041
5.25%, 03/15/2028 (A)	420,000	403,991
SBA Communications Corp.
3.13%, 02/01/2029	339,000	290,044
3.88%, 02/15/2027	55,000	51,287

		758,363

Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp. 4.75%, 02/15/2026	144,000	136,805

Trading Companies & Distributors - 3.0%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	469,000	423,385
Herc Holdings, Inc. 5.50%, 07/15/2027 (A)	147,000	140,383
United Rentals North America, Inc.
3.75%, 01/15/2032	156,000	133,769
4.00%, 07/15/2030	274,000	245,052
6.00%, 12/15/2029 (A)	130,000	131,941

		1,074,530

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 2.7%
Altice France SA 5.13%, 07/15/2029 (A)	$ 240,000	$ 177,431
Sprint LLC 7.88%, 09/15/2023	325,000	327,499
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031 (A)	548,000	466,879

		971,809

Total Corporate Debt Securities (Cost $36,271,591)		34,411,510

	Shares	Value
OTHER INVESTMENT COMPANY - 7.7%
Securities Lending Collateral - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (I)	2,786,903	2,786,903

Total Other Investment Company (Cost $2,786,903)		2,786,903

Total Investments (Cost $39,058,494)		37,198,413
Net Other Assets (Liabilities) - (2.8)%		(1,013,536)

Net Assets - 100.0%		$36,184,877

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$34,411,510	$—	$34,411,510
Other Investment Company	2,786,903	—	—	2,786,903

Total Investments	$2,786,903	$34,411,510	$—	$37,198,413

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $25,885,292, representing 71.5% of the Fund’s net assets.
(B)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,853,392, collateralized by cash collateral of $2,786,903 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $127,485. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the value of this security is $4,050, representing less than 0.1% of the Fund’s net assets.
(H)	Non-income producing security.
(I)	Rate disclosed reflects the yield at April 30, 2023.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.8%
Commercial Services & Supplies - 0.3%
Wildflower Improvement Association 6.63%, 03/01/2031 (A) (B)	$301,137	$289,619

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 04/15/2024	500,000	498,570

Total Corporate Debt Securities (Cost $794,633)		788,189

MUNICIPAL GOVERNMENT OBLIGATIONS - 96.5%
Alabama - 1.8%
Alabama State University, Revenue Bonds, BAM, 5.00%, 09/01/2040	1,045,000	1,135,824
County of Perry, General Obligation Unlimited, Series B, 7.38%, 12/01/2030	270,000	270,095
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (A)	500,000	375,000

		1,780,919

Arizona - 5.3%
Arizona Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2055 (A)	195,000	164,193
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	490,000	493,143
5.00%, 07/01/2041	85,000	85,240
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,285,000	1,951,807
Series A,
7.00%, 11/15/2057 (A)	750,000	755,668
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (A)	500,000	462,682
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	110,000	112,257
Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.00%, 12/01/2056	2,130,000	1,404,204

		5,429,194

California - 5.5%
California County Tobacco Securitization Agency, Revenue Bonds, 5.88%, 06/01/2035	85,000	86,312
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A-1, 5.00%, 01/01/2056 (A)	130,000	99,587

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	$ 750,000	$ 518,196
Series A,
5.50%, 06/01/2038 (A)	700,000	702,715
California Public Finance Authority, Revenue Bonds,
5.00%, 11/15/2046 - 11/15/2056 (A)	2,945,000	2,525,834
Series A,
5.00%, 06/15/2049 (A)	250,000	223,554
California Statewide Communities Development Authority, Revenue Bonds, Series B, 6.00%, 12/01/2024	210,000	212,619
California Statewide Financing Authority, Revenue Bonds, Series B, 6.00%, 05/01/2037	45,000	45,732
Golden State Tobacco Securitization Corp., Revenue Bonds, Series B-2, Zero Coupon, 06/01/2066	5,000,000	552,266
Sierra View Local Health Care District, Revenue Bonds, 4.00%, 07/01/2025	290,000	292,703
Transbay Joint Powers Authority, Tax Allocation, Series B, 5.00%, 10/01/2035	300,000	317,974

		5,577,492

Colorado - 16.6%
Baseline Metropolitan District No. 1, General Obligation Unlimited, Series A, 5.00%, 12/01/2051	1,000,000	859,101
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, 5.00%, 12/01/2035	525,000	500,449
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series B, 6.38%, 12/15/2047	937,000	914,822
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited, Series A, 5.00%, 12/01/2041 - 12/01/2050	1,075,000	956,511
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 4.00%, 10/01/2061	500,000	382,488
Colorado Health Facilities Authority, Revenue Bonds, 7.00%, 08/01/2028	100,000	100,606
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	976,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1, General Obligation Limited, 6.00%, 12/01/2048	$ 500,000	$ 496,863
Fiddlers Business Improvement District, General Obligation Unlimited, 5.55%, 12/01/2047 (A)	500,000	503,557
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	150,000	142,880
Hogback Metropolitan District, General Obligation Limited, Series A, 5.00%, 12/01/2051	1,550,000	1,339,184
Peak Metropolitan District No. 1, General Obligation Limited, Series A, 5.00%, 12/01/2051 (A)	1,150,000	996,519
Peak Metropolitan District No. 3, General Obligation Limited, 7.50%, 12/01/2052	500,000	499,363
Rampart Range Metropolitan District No. 5, Revenue Bonds, 4.00%, 12/01/2051	3,000,000	2,099,776
Ridgeline Vista Metropolitan District, General Obligation Limited, Series A, 5.25%, 12/01/2060	2,530,000	2,410,295
Transport Metropolitan District No. 3, General Obligation Limited, Series A-1, 5.00%, 12/01/2041	1,365,000	1,220,309
Verve Metropolitan District No. 1, General Obligation Limited, 6.75%, 12/01/2052	1,000,000	917,861
Westerly Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,513,727

		16,830,581

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 01/01/2055 (A)	625,000	533,685

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2054	675,000	631,470

District of Columbia - 0.1%
District of Columbia, Revenue Bonds, Series B, 5.00%, 07/01/2048	100,000	100,501

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, Zero Coupon, 06/15/2046	$ 100,000	$ 23,046

		123,547

Florida - 9.2%
Capital Trust Agency, Inc., Revenue Bonds, Series A, 5.00%, 01/01/2056 (A)	450,000	339,096
County of Lake, Revenue Bonds, 5.00%, 01/15/2039 - 01/15/2054 (A)	1,025,000	920,502
Edgewater East Community Development District, Special Assessment, 4.00%, 05/01/2052	1,500,000	1,159,293
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	240,000	202,691
5.13%, 06/01/2040 (A)	400,000	351,997
Series A,
4.00%, 06/01/2030	500,000	462,300
Series B,
7.38%, 01/01/2049 (A)	2,230,000	2,112,949
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	660,000	600,180
5.00%, 06/01/2047 (A)	350,000	293,219
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	383,645
5.00%, 06/01/2056 (A)	1,000,000	863,240
St. Johns County Industrial Development Authority, Revenue Bonds, 4.00%, 12/15/2050	2,300,000	1,611,575

		9,300,687

Georgia - 3.3%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	3,740,000	3,295,912

Idaho - 1.8%
Idaho Housing & Finance Association, Revenue Bonds, Series A, 6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,791,166

Illinois - 8.6%
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	190,000	217,787
Series A,
5.00%, 01/01/2044	875,000	871,591
Series B,
6.21%, 01/01/2032	205,000	209,334
Series C,
5.00%, 01/01/2038	1,000,000	1,011,416

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 132, General Obligation Limited, Series A, AGM, 4.20%, 12/01/2027	$ 271,000	$ 282,007
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 11/01/2051	1,730,000	1,545,792
Series A,
5.00%, 11/01/2049	975,000	770,762
5.63%, 08/01/2053 (A)	250,000	247,287
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,074
6.63%, 02/01/2035	23,077	24,664
7.10%, 07/01/2035	130,000	143,698
7.35%, 07/01/2035	18,571	20,497
Series A,
5.50%, 03/01/2047	335,000	366,412
Series B,
4.00%, 12/01/2039	165,000	159,593
Village of Bolingbrook, General Obligation Unlimited, Series A, 4.00%, 01/01/2025 - 01/01/2028	550,000	552,908
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	311,654
5.23%, 12/01/2024	700,000	679,246
Village of Rosemont, General Obligation Unlimited, Series A, AGC, 6.00%, 12/01/2035	15,000	15,795
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,500,000	1,301,638

		8,767,155

Kansas - 0.5%
City of Manhattan, Revenue Bonds, Series A, 4.00%, 06/01/2046	525,000	378,095
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds, NATL, Zero Coupon, 12/01/2027	135,000	112,432

		490,527

Kentucky - 0.0% (C)
County of Edmonson, Revenue Bonds, 5.00%, 03/01/2027	15,000	14,364

Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 3.88%, 11/01/2045 (A)	1,285,000	1,087,975
Parish of St. James, Revenue Bonds, Series 2, 6.35%, 07/01/2040 (A)	500,000	539,809

		1,627,784

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.2%
Maryland Economic Development Corp., Revenue Bonds, 5.75%, 09/01/2025	$ 215,000	$ 216,880
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 4.00%, 07/01/2027	20,000	19,923

		236,803

Massachusetts - 0.5%
Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 10/01/2049	500,000	469,332

Michigan - 0.9%
Kentwood Economic Development Corp., Revenue Bonds, 4.00%, 11/15/2045	130,000	97,056
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, Zero Coupon, 06/01/2058	20,000,000	821,576

		918,632

Minnesota - 1.7%
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	475,000	453,173
City of Woodbury, Revenue Bonds, 4.00%, 07/01/2056	375,000	265,512
Duluth Economic Development Authority, Revenue Bonds, 4.00%, 07/01/2041	830,000	650,923
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds, Series A, 5.00%, 12/01/2050	375,000	360,638

		1,730,246

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds, 4.25%, 12/01/2042 (A) (B)	75,000	72,646

Montana - 0.1%
City of Forsyth, Revenue Bonds, Series A, Fixed until 05/01/2023, 3.90% (D), 03/01/2031	135,000	135,006

Nebraska - 1.2%
City of Blair Water System Revenue, Revenue Bonds, 6.10%, 05/15/2027 (E)	1,250,000	1,251,442

New Jersey - 2.8%
Camden County Improvement Authority, Revenue Bonds, 6.00%, 06/15/2042 - 06/15/2052	730,000	783,755
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F) (G)	500,000	325,000
5.13%, 12/01/2045 (F) (G)	30,000	19,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	$ 760,000	$ 690,999
Series B,
6.50%, 04/01/2031 (B)	10,000	10,093
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.00%, 07/01/2030	40,000	41,460
Passaic County Improvement Authority, Revenue Bonds, 5.50%, 07/01/2058	1,000,000	1,015,657

		2,886,464

New York - 2.9%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, Series A, 5.00%, 08/01/2052	500,000	453,710
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	254,096
4.75%, 06/15/2058	725,000	692,753
5.00%, 12/01/2051 (A)	750,000	629,275
5.00%, 07/01/2056	340,000	336,151
New York City Industrial Development Agency, Revenue Bonds, FGIC, CPI + 0.89%, 6.93% (D), 03/01/2027	20,000	21,266
New York Counties Tobacco Trust I, Revenue Bonds, Series A, 6.50%, 06/01/2035	5,000	5,002
New York Counties Tobacco Trust IV, Revenue Bonds, Series A, 5.00%, 06/01/2038	25,000	23,778
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	102,965
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	57,345
Yonkers Economic Development Corp., Revenue Bonds, Series A, 5.00%, 10/15/2054	465,000	412,078

		2,988,419

Ohio - 9.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	1,140,000	1,062,575
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,585,515
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (B)	20,000	20,057

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2046	$ 340,000	$ 292,504
County of Washington, Revenue Bonds, 6.75%, 12/01/2052	2,225,000	2,231,520
Ohio Air Quality Development Authority, Revenue Bonds, 2.88%, 02/01/2026	700,000	661,875
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.25%, 01/01/2047	1,030,000	1,062,165
5.38%, 12/01/2052	1,975,000	2,019,131
Triway Local School District, Certificate of Participation, BAM, 4.25%, 12/01/2051	605,000	597,319

		9,532,661

Oklahoma - 0.4%
Pontotoc County Educational Facilities Authority, Revenue Bonds, 4.00%, 09/01/2032	410,000	431,129

Oregon - 1.4%
Salem Hospital Facility Authority, Revenue Bonds, 4.00%, 05/15/2040 - 05/15/2057	1,190,000	876,529
Yamhill County Hospital Authority, Revenue Bonds, Series A, 5.00%, 11/15/2056	750,000	542,187

		1,418,716

Pennsylvania - 2.8%
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2039 - 01/01/2045	535,000	464,098
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	3,000,000	2,394,396
Susquehanna Area Regional Airport Authority, Revenue Bonds, Series B, 9.88%, 01/01/2034	10,000	11,496

		2,869,990

Puerto Rico - 1.4%
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	110,000	108,557
Series RR, AGC,
5.00%, 07/01/2028	270,000	271,692
Series SS, AGM,
5.00%, 07/01/2030	110,000	110,690
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	264,990
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,157
Series UU, AGC,
4.25%, 07/01/2027	140,000	136,814
5.00%, 07/01/2026	165,000	166,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, (continued)
Series UU, AGM,
5.00%, 07/01/2023 - 07/01/2024	$ 290,000	$ 291,818
Puerto Rico Municipal Finance Agency, Revenue Bonds, Series A, AGM-CR, 4.75%, 08/01/2025	70,000	69,864

		1,445,616

Rhode Island - 0.2%
City of Providence, General Obligation Unlimited, Series A, 5.00%, 01/15/2025	240,000	246,818

South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, 5.00%, 10/01/2026 (A)	460,000	456,568

Tennessee - 1.9%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
Zero Coupon, 06/01/2043 (A)	4,000,000	1,329,833
4.00%, 06/01/2051 (A)	750,000	600,049

		1,929,882

Texas - 3.5%
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	550,000	475,346
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	391,942
4.25%, 09/15/2051 (A)	514,000	431,590
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	40,000	39,200
4.00%, 11/01/2049	1,000,000	735,203
5.00%, 01/01/2047 - 01/01/2055	1,000,000	797,634
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	416,628
Van Alstyne Economic Development Corp., Revenue Bonds, 4.00%, 08/15/2031	240,000	222,769

		3,510,312

Utah - 1.5%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, 6.00%, 03/01/2053 (A)	1,500,000	1,505,486

Virginia - 2.3%
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	345,000	318,394

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
James City County Economic Development Authority, Revenue Bonds, Series A, 4.00%, 12/01/2050	$ 2,400,000	$ 1,708,828
Tobacco Settlement Financing Corp., Revenue Bonds, Series B-1, 5.00%, 06/01/2047	190,000	178,117
Virginia College Building Authority, Revenue Bonds, 4.00%, 06/01/2046	175,000	147,438

		2,352,777

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds, Series B, Zero Coupon, 06/01/2047	450,000	41,914

Wisconsin - 5.4%
Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2053	175,000	172,300
Series A,
4.00%, 07/01/2051	250,000	203,878
4.25%, 12/01/2051 (A)	1,500,000	1,172,085
5.00%, 06/15/2049 (A)	90,000	81,150
6.75%, 06/01/2062 (A)	800,000	772,274
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2051 - 12/01/2056	1,500,000	1,023,787
5.00%, 08/01/2039	450,000	352,757
Series A,
5.13%, 04/01/2057	2,315,000	1,701,458

		5,479,689

Total Municipal Government Obligations (Cost $115,085,159)		98,105,031

REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 2.10% (H), dated 04/28/2023, to be repurchased at $2,252,574 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $2,297,256.	2,252,179	2,252,179

Total Repurchase Agreement (Cost $2,252,179)		2,252,179

Total Investments (Cost $118,131,971)		101,145,399
Net Other Assets (Liabilities) - 0.5%		473,083

Net Assets - 100.0%		$101,618,482

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$788,189	$—	$788,189
Municipal Government Obligations	—	98,105,031	—	98,105,031
Repurchase Agreement	—	2,252,179	—	2,252,179

Total Investments	$—	$101,145,399	$—	$101,145,399

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $27,996,621, representing 27.6% of the Fund’s net assets.
(B)	Restricted securities. At April 30, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$295,641	$289,619	0.3%

Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	490,008	493,143	0.5

Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	72,646	0.1

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,093	0.0	(C)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,057	0.0	(C)

Total			$894,266	$885,558	0.9%

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2023. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $344,500, representing 0.3% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Rate disclosed reflects the yield at April 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 08/15/2027	$725,000	$713,272

Total Asset-Backed Security (Cost $706,564)		713,272

CORPORATE DEBT SECURITIES - 17.4%
Banks - 7.0%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 5.27% (A), 05/15/2023 (B)	726,000	555,463
Banco Santander Chile 3.18%, 10/26/2031 (C) (D)	489,000	420,426
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	683,000	558,431
4.18%, 11/25/2027	722,000	695,418
CPI-YoY + 1.10%, 7.51% (A), 11/19/2024	1,000,000	980,150
Barclays Bank PLC CPI-YoY + 1.00%, 7.41% (A), 05/22/2023	2,600,000	2,580,942
BPCE SA Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (C)	303,000	205,169
Citigroup, Inc. Fixed until 11/03/2031, 2.52% (A), 11/03/2032	437,000	357,115
Corestates Capital II 3-Month LIBOR + 0.65%, 5.91% (A), 01/15/2027 (C)	269,000	250,175
HSBC Holdings PLC
6.33%, 03/09/2044	202,000	212,326
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	579,000	652,588
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	142,042
Lloyds Banking Group PLC Fixed until 03/06/2028, 5.87% (A), 03/06/2029	203,000	206,896
Mizuho Financial Group, Inc. Fixed until 05/27/2030, 5.74% (A), 05/27/2031	830,000	847,485
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	581,000	454,827
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	621,000	528,440

		9,647,893

Broadline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031	127,000	94,310

Capital Markets - 2.1%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,119,000	891,396
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	500,000	507,497

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. Fixed until 07/21/2031, 2.38% (A), 07/21/2032	$ 820,000	$ 668,768
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	152,000	116,637
CPI-YoY + 2.00%, 8.00% (A), 06/09/2023	442,000	438,972
UBS Group AG Fixed until 01/12/2033, 5.96% (A), 01/12/2034 (C)	200,000	204,061

		2,827,331

Chemicals - 0.7%
Albemarle Corp. 5.65%, 06/01/2052	506,000	471,500
Eastman Chemical Co. 5.75%, 03/08/2033	258,000	263,324
OCI NV 6.70%, 03/16/2033 (C)	201,000	198,505

		933,329

Commercial Services & Supplies - 0.3%
Triton Container International Ltd. 3.15%, 06/15/2031 (C)	601,000	476,236

Consumer Finance - 0.2%
Synchrony Financial 2.88%, 10/28/2031	304,000	223,518

Food Products - 0.4%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	581,000	538,487

Hotels, Restaurants & Leisure - 0.5%
Warnermedia Holdings, Inc. 5.14%, 03/15/2052 (C)	923,000	736,919

Insurance - 1.0%
Enstar Group Ltd. 3.10%, 09/01/2031	742,000	584,023
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 6.99% (A), 02/12/2067 (C)	898,000	731,870

		1,315,893

Metals & Mining - 2.6%
Anglo American Capital PLC 3.88%, 03/16/2029 (C)	800,000	739,191
ArcelorMittal SA 6.80%, 11/29/2032	200,000	209,142
BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	500,000	511,805
Glencore Funding LLC
2.63%, 09/23/2031 (C)	298,000	246,651
2.85%, 04/27/2031 (C)	511,000	430,628
Newcrest Finance Pty Ltd. 5.75%, 11/15/2041 (C)	446,000	448,379
South32 Treasury Ltd. 4.35%, 04/14/2032 (C)	1,161,000	1,043,763

		3,629,559

Oil, Gas & Consumable Fuels - 2.5%
Apache Corp. 4.25%, 01/15/2030 (D)	683,000	624,091

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	$ 731,000	$ 645,857
Energy Transfer LP
4.95%, 05/15/2028	346,000	342,318
5.75%, 02/15/2033	495,000	504,631
3-Month LIBOR + 4.03%, 8.89% (A), 05/15/2023 (B)	691,000	616,275
EnLink Midstream Partners LP 3-Month LIBOR + 4.11%, 8.98% (A), 05/30/2023 (B)	133,000	111,717
Enterprise Products Operating LLC
3.70%, 01/31/2051	595,000	456,827
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	210,438

		3,512,154

Total Corporate Debt Securities (Cost $26,439,602)		23,935,629

FOREIGN GOVERNMENT OBLIGATIONS - 28.4%
Australia - 4.1%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,750,000	1,761,546
Series 27CI,
0.75%, 11/21/2027 (E)	5,000,000	3,920,308

		5,681,854

Canada - 2.0%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 591,668	541,308
4.25%, 12/01/2026	2,638,410	2,159,588

		2,700,896

France - 3.0%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (E)	EUR 2,420,220	2,764,341
3.15%, 07/25/2032 (E)	932,488	1,291,547

		4,055,888

Germany - 4.3%
Deutsche Bundesrepublik Inflation- Linked Bonds
0.10%, 04/15/2026 (E)	3,648,420	4,012,027
0.50%, 04/15/2030 (E)	1,676,634	1,916,376

		5,928,403

Japan - 5.1%
Japan Government CPI-Linked Bonds 0.10%, 03/10/2026 - 03/10/2028	JPY 925,702,250	7,063,520

Mexico - 0.4%
Mexico Government International Bonds 4.28%, 08/14/2041	$686,000	573,172

New Zealand - 3.5%
New Zealand Government Inflation-Linked Bonds 2.00%, 09/20/2025 (E)	NZD 6,000,000	4,749,239

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 6.0%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 4,509,045	$ 5,498,677
1.25%, 11/22/2032 (E)	2,013,672	2,801,212

		8,299,889

Total Foreign Government Obligations (Cost $41,756,201)		39,052,861

U.S. GOVERNMENT OBLIGATIONS - 52.1%
U.S. Treasury - 2.5%
U.S. Treasury Bonds
2.38%, 02/15/2042	$1,000,000	806,094
3.38%, 08/15/2042 (D)	1,900,000	1,787,188
4.00%, 11/15/2042	870,000	895,148

		3,488,430

U.S. Treasury Inflation-Protected Securities - 49.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	2,918,590	1,992,209
0.63%, 02/15/2043	2,616,520	2,191,336
0.75%, 02/15/2042 - 02/15/2045	6,785,405	5,835,650
1.00%, 02/15/2046	2,411,917	2,138,739
1.38%, 02/15/2044	1,032,472	993,391
1.50%, 02/15/2053	1,619,008	1,618,565
2.13%, 02/15/2040	974,134	1,069,721
2.38%, 01/15/2025	3,350,970	3,367,594
3.38%, 04/15/2032	2,033,472	2,388,813
3.88%, 04/15/2029	2,378,558	2,722,706
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 07/15/2031	17,866,215	17,011,536
0.25%, 01/15/2025 - 07/15/2029	5,037,395	4,829,207
0.38%, 07/15/2025 - 07/15/2027	6,353,358	6,135,975
0.50%, 01/15/2028	1,829,100	1,760,044
0.63%, 01/15/2024 - 07/15/2032	10,372,807	10,092,168
1.63%, 10/15/2027	3,858,444	3,914,399

		68,062,053

Total U.S. Government Obligations (Cost $75,659,119)		71,550,483

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.7%
Money Market Fund - 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.76% (F)	932,517	932,517

Total Short-Term Investment Company (Cost $932,517)		932,517

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (F)	264,668	264,668

Total Other Investment Company (Cost $264,668)		264,668

Total Investments (Cost $145,758,671)		136,449,430
Net Other Assets (Liabilities) - 0.7%		918,263

Net Assets - 100.0%		$137,367,693

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/04/2023	USD	5,212,106	AUD	7,400,000	$314,736	$—
JPMS	05/04/2023	USD	1,474,595	CAD	1,970,000	20,459	—
JPMS	05/04/2023	USD	8,739,054	EUR	8,000,000	—	(78,366)
JPMS	05/04/2023	USD	7,151,898	GBP	5,800,000	—	(137,993)
JPMS	05/04/2023	USD	3,503,075	NZD	5,400,000	163,773	—
JPMS	05/08/2023	USD	7,484,101	JPY	961,135,000	421,056	—

Total						$920,024	$(216,359)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$713,272	$—	$713,272
Corporate Debt Securities	—	23,935,629	—	23,935,629
Foreign Government Obligations	—	39,052,861	—	39,052,861
U.S. Government Obligations	—	71,550,483	—	71,550,483
Short-Term Investment Company	932,517	—	—	932,517
Other Investment Company	264,668	—	—	264,668

Total Investments	$1,197,185	$135,252,245	$—	$136,449,430

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$920,024	$—	$920,024

Total Other Financial Instruments	$—	$920,024	$—	$920,024

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(216,359)	$—	$(216,359)

Total Other Financial Instruments	$—	$(216,359)	$—	$(216,359)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $7,340,942, representing 5.3% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,061,810, collateralized by cash collateral of $264,668 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,838,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $28,715,273, representing 20.9% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 08/15/2027	$300,000	$295,147

Total Asset-Backed Security (Cost $292,371)		295,147

CORPORATE DEBT SECURITIES - 5.7%
Banks - 1.7%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 5.27% (A), 05/15/2023 (B)	394,000	301,449
Banco Santander Chile 3.18%, 10/26/2031 (C)	263,000	226,119
Bank of America Corp. 4.18%, 11/25/2027	100,000	96,318
Citigroup, Inc. Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	138,924
HSBC Holdings PLC Fixed until 11/03/2032, 8.11% (A), 11/03/2033	200,000	225,419
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	142,042
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	156,567

		1,286,838

Broadline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031	66,000	49,012

Capital Markets - 0.3%
Goldman Sachs Group, Inc. Fixed until 07/21/2031, 2.38% (A), 07/21/2032	250,000	203,893
Morgan Stanley Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	42,204

		246,097

Chemicals - 0.3%
Albemarle Corp. 5.65%, 06/01/2052 (D)	200,000	186,364

Commercial Services & Supplies - 0.1%
Triton Container International Ltd. 3.15%, 06/15/2031 (C)	136,000	107,767

Food Products - 0.2%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	200,000	185,365

Hotels, Restaurants & Leisure - 0.3%
Warnermedia Holdings, Inc. 5.14%, 03/15/2052 (C)	247,000	197,204

Insurance - 0.7%
Enstar Group Ltd. 3.10%, 09/01/2031	197,000	155,057

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 6.99% (A), 02/12/2067 (C) (D)	$ 487,000	$ 396,905

		551,962

Metals & Mining - 0.7%
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	125,809
2.85%, 04/27/2031 (C)	200,000	168,543
South32 Treasury Ltd. 4.35%, 04/14/2032 (C)	311,000	279,595

		573,947

Oil, Gas & Consumable Fuels - 1.3%
Apache Corp. 4.25%, 01/15/2030 (D)	140,000	127,925
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	350,760
Energy Transfer LP 3-Month LIBOR + 4.03%, 8.89% (A), 05/15/2023 (B) (D)	375,000	334,447
Enterprise Products Operating LLC 3.70%, 01/31/2051	152,000	116,702
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	114,312

		1,044,146

Total Corporate Debt Securities (Cost $5,193,434)		4,428,702

FOREIGN GOVERNMENT OBLIGATIONS - 13.3%
Australia - 2.2%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 775,000	780,113
Series 27CI,
0.75%, 11/21/2027 (E)	1,200,000	940,874

		1,720,987

Canada - 1.4%
Canada Government Real Return Bonds 4.25%, 12/01/2026	CAD 1,319,205	1,079,794

France - 0.9%
French Republic Government Bonds OAT 3.15%, 07/25/2032 (E)	EUR 522,193	723,267

Germany - 1.7%
Deutsche Bundesrepublik Inflation-Linked Bonds 0.10%, 04/15/2026 (E)	1,216,140	1,337,342

Japan - 2.3%
Japan Government CPI-Linked Bonds 0.10%, 03/10/2026 - 03/10/2028	JPY 232,630,600	1,775,500

Mexico - 0.4%
Mexico Government International Bonds 4.28%, 08/14/2041	$351,000	293,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 2.0%
New Zealand Government Inflation-Linked Bonds 2.00%, 09/20/2025 (E)	NZD 2,000,000	$ 1,583,080

United Kingdom - 2.4%
U.K. Inflation-Linked Gilt 0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 1,570,652	1,923,114

Total Foreign Government Obligations (Cost $10,814,264)		10,436,354

U.S. GOVERNMENT OBLIGATIONS - 79.9%
U.S. Treasury - 1.0%
U.S. Treasury Bonds
3.38%, 08/15/2042 (D)	$500,000	470,312
4.00%, 11/15/2042	300,000	308,672

		778,984

U.S. Treasury Inflation-Protected Securities - 78.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051	837,593	572,107
0.25%, 02/15/2050	1,169,930	837,151
0.63%, 02/15/2043	1,105,480	925,839
0.75%, 02/15/2042 - 02/15/2045	2,890,834	2,482,392
1.00%, 02/15/2046 - 02/15/2048	4,543,492	4,008,222
1.38%, 02/15/2044	1,097,016	1,055,492
1.50%, 02/15/2053	607,128	606,962
2.00%, 01/15/2026	3,235,507	3,265,398
2.13%, 02/15/2040 - 02/15/2041	3,295,730	3,618,858
2.38%, 01/15/2025 - 01/15/2027	4,699,468	4,794,073
2.50%, 01/15/2029	1,218,686	1,296,889
3.38%, 04/15/2032	612,414	719,431
3.63%, 04/15/2028	883,348	979,878
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 01/15/2032	13,365,686	12,629,143
0.25%, 01/15/2025	1,904,865	1,847,775

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes (continued)
0.38%, 07/15/2023 - 07/15/2027	$ 9,519,143	$ 9,255,796
0.50%, 04/15/2024 - 01/15/2028	3,336,142	3,220,790
0.63%, 01/15/2024 - 01/15/2026	6,375,790	6,240,080
0.75%, 07/15/2028	1,198,260	1,169,731
0.88%, 01/15/2029	714,726	698,547
1.13%, 01/15/2033	908,784	898,445
1.63%, 10/15/2027	507,690	515,052

		61,638,051

Total U.S. Government Obligations (Cost $66,230,020)		62,417,035

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.76% (F)	80,285	80,285

Total Short-Term Investment Company (Cost $80,285)		80,285

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (F)	749,835	749,835

Total Other Investment Company (Cost $749,835)		749,835

Total Investments (Cost $83,360,209)		78,407,358
Net Other Assets (Liabilities) - (0.4)%		(287,792)

Net Assets - 100.0%		$78,119,566

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/04/2023	USD	1,650,688	AUD	2,343,600	$99,678	$—
JPMS	05/04/2023	USD	823,378	CAD	1,100,000	11,424	—
JPMS	05/04/2023	USD	1,802,430	EUR	1,650,000	—	(16,163)
JPMS	05/04/2023	USD	1,664,666	GBP	1,350,000	—	(32,119)
JPMS	05/04/2023	USD	1,297,435	NZD	2,000,000	60,657	—
JPMS	05/08/2023	USD	1,920,387	JPY	246,623,000	108,041	—

Total						$279,800	$(48,282)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$295,147	$—	$295,147
Corporate Debt Securities	—	4,428,702	—	4,428,702
Foreign Government Obligations	—	10,436,354	—	10,436,354
U.S. Government Obligations	—	62,417,035	—	62,417,035
Short-Term Investment Company	80,285	—	—	80,285
Other Investment Company	749,835	—	—	749,835

Total Investments	$830,120	$77,577,238	$—	$78,407,358

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$279,800	$—	$279,800

Total Other Financial Instruments	$—	$279,800	$—	$279,800

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(48,282)	$—	$(48,282)

Total Other Financial Instruments	$—	$(48,282)	$—	$(48,282)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $1,829,349, representing 2.3% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,208,568, collateralized by cash collateral of $749,835 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $483,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $7,287,790, representing 9.3% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.6%
Alabama - 3.0%
Alabama State University, Revenue Bonds, BAM, 5.00%, 09/01/2038 - 09/01/2039	$5,045,000	$5,514,174
Black Belt Energy Gas District, Revenue Bonds, Fixed until 12/01/2031, 4.00% (A), 06/01/2051	10,000,000	10,033,580
County of Elmore, General Obligation Limited, BAM, 4.10%, 05/01/2038	425,000	423,898
County of Jefferson Sewer Revenue, Revenue Bonds, Series A, AGM, 5.50%, 10/01/2053	1,855,000	1,900,580
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AGM,
5.25%, 08/01/2053	1,200,000	1,284,932
5.50%, 08/01/2058	2,425,000	2,630,325
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (B)	2,850,000	2,137,500
Southeast Energy Authority Cooperative District, Revenue Bonds, Series B, Fixed until 12/01/2031, 4.00% (A), 12/01/2051	16,450,000	16,316,171

		40,241,160

Alaska - 0.0% (C)
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	67,849

Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds, Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	16,120,000	17,304,363
Series B,
4.00%, 07/01/2041	210,000	186,316
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	35,000	35,349
County of Pinal, Revenue Bonds, 4.00%, 08/01/2036	520,000	533,596
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds, 5.00%, 07/01/2036	1,265,000	1,278,413
La Paz County Industrial Development Authority, Revenue Bonds, 4.90%, 06/15/2028 (B)	405,000	391,285
Maricopa County School District No. 83, General Obligation Unlimited,
Series C, AGM,
5.00%, 07/01/2040 - 07/01/2041	2,255,000	2,473,396
5.25%, 07/01/2042	1,040,000	1,159,840

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds, Series A, 4.00%, 12/01/2023 - 12/01/2026	$ 425,000	$ 416,073

		23,778,631

Arkansas - 0.5%
Little Rock School District, General Obligation Limited, 3.00%, 02/01/2026 - 02/01/2028	7,515,000	7,410,989

California - 10.1%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax, BAM, 5.00%, 09/01/2036 - 09/01/2039	2,925,000	3,241,989
Baldwin Park/Monrovia School Facilities Grant Financing Authority, Revenue Bonds, AGM, 3.00%, 10/01/2033	60,000	58,969
Beaumont Public Improvement Authority, Revenue Bonds, Series A, AGM, 5.00%, 09/01/2038 - 09/01/2049	7,190,000	7,636,067
California Health Facilities Financing Authority, Revenue Bonds, Series A-2, 4.00%, 11/01/2038	3,115,000	3,132,417
California Housing Finance Agency, Revenue Bonds, Series E, FNMA, 2.50%, 02/01/2038	72,975	63,388
California Municipal Finance Authority, Certificate of Participation, Series A, AGM, 5.25%, 11/01/2052	8,070,000	8,593,312
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	3,705,000	3,659,581
4.38%, 07/01/2025 (B)	395,000	397,149
5.00%, 01/01/2035 - 01/01/2049	12,185,000	13,170,201
BAM,
4.00%, 05/15/2036 - 05/15/2040	3,845,000	3,826,068
BAM-TCRS,
5.00%, 05/15/2039	1,510,000	1,596,560
Series A,
4.00%, 10/01/2034 - 02/01/2051	9,405,000	8,959,592
4.50%, 06/01/2028 (B)	200,000	196,257
5.00%, 10/01/2044 - 02/01/2047	6,410,000	6,560,025
California Public Finance Authority, Revenue Bonds, Series A, 4.25%, 06/15/2029 (B)	690,000	658,070
California Statewide Communities Development Authority, Revenue Bonds, Series A,
5.00%, 12/01/2025 (B)	225,000	228,828
Series A, AGM,
5.38%, 08/15/2057	6,015,000	6,481,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	$ 2,040,000	$ 2,068,868
5.00%, 09/02/2034	870,000	936,921
Carmichael Recreation & Park District, General Obligation Unlimited, Series A-1, AGM, 5.00%, 08/01/2052	1,720,000	1,904,989
Cascade Union Elementary School District, General Obligation Unlimited, Series B, AGM, 4.00%, 08/01/2037	90,000	91,934
Chowchilla Elementary School District, General Obligation Unlimited, 5.00%, 08/01/2048	550,000	577,207
City of Azusa, Special Tax, AGM, 5.00%, 09/01/2049	1,305,000	1,397,759
City of Lemoore Water Revenue, Revenue Bonds, BAM, 5.00%, 06/01/2049	5,400,000	5,788,242
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 5.00%, 05/15/2038	320,000	332,139
City of Porterville Sewer Revenue, Certificate of Participation, Series C, AGM, 4.00%, 09/15/2049	1,460,000	1,441,593
City of Sacramento, Special Tax, Series 02, 5.00%, 09/01/2049	750,000	764,836
Coachella Redevelopment Successor Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2030	185,000	199,414
Coalinga-Huron Joint Unified School District, General Obligation Unlimited, Series A, 5.25%, 08/01/2058	4,465,000	4,949,813
Colton Joint Unified School District, General Obligation Unlimited, BAM, 4.00%, 02/01/2033	55,000	56,509
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
Zero Coupon, 06/01/2034	210,000	136,061
Series B, BAM,
4.00%, 06/01/2049	3,080,000	2,980,765
County of El Dorado, Special Tax,
5.00%, 09/01/2029	1,110,000	1,189,835
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	261,318
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax, Series A, AGM, 4.00%, 09/01/2029	60,000	62,027

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds, Series B,
3.00%, 12/01/2031	$ 140,000	$ 138,716
3.25%, 12/01/2036	3,025,000	2,915,281
Etiwanda School District, Special Tax, Series 2, 3.50%, 09/01/2023	75,000	74,694
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Series A, AGM, 5.00%, 01/15/2042	70,000	70,504
Fresno Unified School District, General Obligation Unlimited, Series B, 4.00%, 08/01/2055	1,510,000	1,505,467
Golden State Tobacco Securitization Corp., Revenue Bonds, Series B-2, Zero Coupon, 06/01/2066	35,000,000	3,865,862
Hercules Redevelopment Agency Successor Agency, Tax Allocation, Series A, AGM, 5.00%, 08/01/2042	805,000	887,493
Inglewood Unified School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2051	2,440,000	2,338,903
Konocti Unified School District, General Obligation Unlimited, AGM, 5.00%, 08/01/2042	600,000	633,377
Lee Lake Water District Financing Corp., Special Tax, 4.00%, 09/01/2025	195,000	196,018
Los Angeles Unified School District, General Obligation Unlimited, Series A, 3.00%, 01/01/2034	1,560,000	1,504,518
Lynwood Unified School District, General Obligation Unlimited, Series B, BAM, 4.00%, 08/01/2045	1,570,000	1,563,195
Madera County Public Financing Authority, Revenue Bonds, BAM, 4.00%, 10/01/2050	7,970,000	7,790,820
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	225,000	225,697
Series A, BAM,
5.00%, 09/01/2030 - 09/01/2032	590,000	621,514
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	3,825,000	3,786,856
Series A, BAM,
4.00%, 12/01/2036	210,000	215,552

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Palomar Health, Certificate of Participation, AGM-CR, 4.00%, 11/01/2047	$ 540,000	$ 540,570
Parlier Unified School District, General Obligation Unlimited, Series B, AGM, 4.00%, 08/01/2048	935,000	901,664
Rio Elementary School District Community Facilities District, Special Tax, BAM, 5.00%, 09/01/2029 - 09/01/2032	505,000	544,026
River Islands Public Financing Authority, Special Tax, Series A-1, AGM, 5.25%, 09/01/2052	1,215,000	1,358,305
Salinas Union High School District, General Obligation Unlimited, Series B, 4.00%, 08/01/2036 - 08/01/2049	2,005,000	2,032,323
San Bernardino County Redevelopment Successor Agency, Tax Allocation, Series B, AGM, 5.00%, 09/01/2026	150,000	157,214
San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.00%, 10/15/2044	365,000	379,420
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	50,000	39,842
Series L,
4.00%, 07/01/2049	1,850,000	1,821,715
Sanger Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2052	2,500,000	2,500,354
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	685,000	712,876
Sunnyvale School District, General Obligation Unlimited, Series A, 4.00%, 09/01/2050	2,520,000	2,497,330
Tulare Local Health Care District, General Obligation Unlimited, BAM, 4.00%, 08/01/2039	1,100,000	1,107,341

		136,527,420

Colorado - 2.0%
Auraria Higher Education Center, Revenue Bonds, AGM, 4.00%, 04/01/2029	3,500,000	3,568,239
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	390,764

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028 (D)	$ 294,000	$ 280,792
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, Series A, 5.00%, 12/01/2050	2,005,000	1,709,794
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2031	285,000	316,829
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.00%, 06/15/2029 - 08/01/2031	1,090,000	1,146,783
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2033	100,000	100,178
Series B,
4.00%, 01/01/2040	3,270,000	3,275,563
Erie Commons Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2039	970,000	969,085
Heather Gardens Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2027 - 12/01/2030	455,000	482,147
Highpointe Vista Metropolitan District No. 2, General Obligation Limited, BAM, 4.00%, 12/01/2046	525,000	540,490
Northglenn Urban Renewal Authority, Tax Allocation, 4.00%, 12/01/2026 - 12/01/2038	1,510,000	1,478,648
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,242,979
Series A, AGM,
4.00%, 12/01/2046	1,550,000	1,482,007
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,241,351
Rampart Range Metropolitan District No. 5, Revenue Bonds, 4.00%, 12/01/2051	4,000,000	2,799,701
Sand Creek Metropolitan District, General Obligation Limited, AGM, 4.00%, 12/01/2032	475,000	506,964
Silver Peaks Metropolitan District No. 2, General Obligation Limited, BAM, 5.00%, 12/01/2037 - 12/01/2042	1,295,000	1,365,483
Transport Metropolitan District No. 3, General Obligation Limited, Series A-2, Zero Coupon (E), 12/01/2051	1,000,000	749,997

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Vauxmont Metropolitan District, General Obligation Limited, AGM, 5.00%, 12/01/2050	$ 1,580,000	$ 1,662,682
Whispering Pines Metropolitan District No. 1, General Obligation Limited, AGM, 5.00%, 12/01/2052	650,000	672,130
Wyndham Hill Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 4.00%, 12/01/2034	540,000	570,334

		26,552,940

Connecticut - 1.9%
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,030
Series A, AGM,
5.00%, 07/01/2032	135,000	141,681
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	766,164
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	505,000	548,972
Series A, BAM-TCRS,
5.00%, 08/01/2037	185,000	196,910
Series B, BAM,
5.00%, 08/15/2025	40,000	41,629
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	16,940,000	17,308,553
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	7,044,424

		26,068,363

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds, Series A, BAM, 5.00%, 10/01/2035 - 10/01/2038	1,375,000	1,545,799

District of Columbia - 0.5%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2052	540,000	541,659
Series A,
4.13%, 07/01/2027	785,000	755,341
5.00%, 07/01/2032	1,500,000	1,458,020
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	1,245,000	1,250,992
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, AGM-CR, 6.50% (E), 10/01/2044	1,150,000	1,346,022
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds, Series A, 5.50%, 07/15/2051	1,475,000	1,697,060

		7,049,094

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 3.4%
City of Fort Myers, Revenue Bonds, 4.00%, 12/01/2032 - 12/01/2033	$ 310,000	$ 317,734
City of Miami Parking System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2029	350,000	400,546
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027	220,000	238,904
Series B, AGM,
5.00%, 11/01/2033 - 11/01/2038	6,775,000	7,338,674
City of Tampa, Revenue Bonds, Series B, 4.00%, 07/01/2045	790,000	750,030
County of Miami-Dade, Revenue Bonds, Series A, AGC, 6.88% (E), 10/01/2034	975,000	1,212,069
County of Pasco, Revenue Bonds, AGM,
5.00%, 09/01/2048	2,285,000	2,412,558
5.50%, 09/01/2043	125,000	139,574
5.75%, 09/01/2054	1,910,000	2,123,460
Florida Development Finance Corp., Revenue Bonds, AGM,
4.00%, 02/01/2046	2,790,000	2,544,473
Series A,
5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,028,749
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	390,000	433,730
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	6,665,000	7,518,319
Hillsborough County Industrial Development Authority, Revenue Bonds, 4.00%, 08/01/2055	6,015,000	5,392,116
Miami-Dade County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 06/01/2047 (B)	1,875,000	1,570,813
North Sumter County Utility Dependent District, Revenue Bonds, BAM, 5.00%, 10/01/2036 - 10/01/2037	500,000	555,440
Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2034	4,040,000	4,293,772
St. Johns County Industrial Development Authority, Revenue Bonds, 4.00%, 12/15/2023 - 12/15/2024	255,000	251,615
State of Florida Department of Transportation Turnpike System Revenue, Revenue Bonds, Series A, 3.35%, 07/01/2028	130,000	130,972
Village Community Development District No. 12, Special Assessment, 3.25%, 05/01/2023	95,000	95,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 08/01/2028	$ 225,000	$ 237,257
Wildwood Utility Dependent District, Revenue Bonds, AGM, 5.50%, 10/01/2048 - 10/01/2053 (F)	5,450,000	6,145,257

		46,131,062

Georgia - 5.4%
Albany-Dougherty County Hospital Authority, Revenue Bonds, Series A, 5.00%, 09/01/2031 - 09/01/2033	22,610,000	25,816,882
Bibb County Development Authority, Revenue Bonds, 5.25%, 06/01/2050	4,920,000	5,217,678
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds, 5.00%, 04/01/2050	5,455,000	5,591,044
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM, 5.00%, 10/01/2054	990,000	1,054,103
Development Authority of Lagrange, Revenue Bonds, 4.50%, 10/15/2031	1,910,000	1,819,438
Fulton County Development Authority Revenue, Revenue Bonds, 4.00%, 07/01/2049 - 04/01/2050	7,365,000	6,907,245
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.25%, 12/01/2037	1,320,000	1,227,516
3.80%, 12/01/2040	1,690,000	1,656,016
Municipal Electric Authority of Georgia, Revenue Bonds, AGM, 5.00%, 01/01/2062	23,595,000	24,265,745

		73,555,667

Idaho - 0.8%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,300,000	4,244,151
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	170,000	171,626
Series A, GNMA,
4.60%, 01/01/2043	6,430,000	6,448,870

		10,864,647

Illinois - 15.0%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	329,931
4.00%, 02/01/2034	450,000	457,227
5.00%, 02/01/2029	1,320,000	1,387,266

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Berwyn Municipal Securitization Corp., Revenue Bonds, Series A, AGM-CR, 5.00%, 01/01/2035	$ 8,230,000	$ 9,209,886
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,050,000	1,097,228
Channahon Park District, General Obligation Unlimited, Series A, BAM, 4.00%, 12/15/2038	50,000	50,727
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2024	100,000	100,146
Series A, AGM,
5.25%, 01/01/2042	190,000	196,492
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2028	500,000	511,465
AGM-CR,
5.00%, 11/01/2027	165,000	165,923
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,398,507
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,308,171
City of East Moline, General Obligation Unlimited, Series A, AGM, 4.00%, 01/15/2036 - 01/15/2037	1,100,000	1,124,349
City of Monmouth, General Obligation Unlimited, Series A, AGM, Zero Coupon, 12/01/2044	100,000	34,941
City of Peoria, General Obligation Unlimited, Series B, BAM-TCRS, 5.00%, 01/01/2026	140,000	146,042
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,365,279
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,742,248
Cook & Will Counties Community College District No. 515, General Obligation Limited, 5.00%, 12/01/2024	45,000	46,213
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	798,062
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	680,000	690,613
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2024	1,050,000	1,056,555

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Community College District No. 508, General Obligation Unlimited, (continued)
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	$ 3,050,000	$ 3,089,655
Cook County High School District No. 209 Proviso Township, General Obligation Limited, Series B, AGM, 5.00%, 12/01/2032	1,500,000	1,695,167
Cook County School District No. 111, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2037	2,350,000	2,525,344
Cook County School District No. 111, General Obligation Unlimited, AGM, 4.00%, 12/01/2034	1,000,000	1,026,771
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,000,164
Cook County School District No. 160, General Obligation Unlimited, Series A, BAM, 4.00%, 12/01/2026 - 12/01/2027	175,000	183,134
Cook County School District No. 94, General Obligation Unlimited, BAM, 4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,251,842
County of Cook Sales Tax Revenue, Revenue Bonds, 4.00%, 11/15/2039	2,890,000	2,868,967
County of Logan, General Obligation Unlimited, Series B, BAM, 3.25%, 11/01/2037	50,000	48,930
County of Sangamon, General Obligation Limited, BAM, 4.00%, 12/15/2040	300,000	302,710
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited, Series B, BAM, 4.00%, 02/01/2039 - 02/01/2040	805,000	819,441
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited, Series B, AGM, 4.00%, 12/01/2034	385,000	398,404
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited, Series A, AGM, 5.00%, 08/15/2028	150,000	157,020
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	8,375,000	7,024,176
5.00%, 08/01/2026 - 04/01/2034	3,435,000	3,621,092

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, (continued)
AGM,
4.00%, 12/01/2023	$ 140,000	$ 140,533
5.00%, 12/01/2036	1,850,000	1,927,370
Series A,
4.00%, 11/01/2023 - 05/01/2050	1,980,000	1,687,729
4.13%, 05/15/2047	5,190,000	4,859,355
5.00%, 11/01/2025 - 11/01/2029	4,760,000	4,883,706
Illinois Housing Development Authority, Revenue Bonds, FNMA, 2.63%, 09/01/2032	1,400,460	1,320,987
Illinois Sports Facilities Authority, Revenue Bonds, BAM-TCRS, 5.00%, 06/15/2029	930,000	992,180
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2044	1,425,000	1,529,530
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	135,000	135,819
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,314,206
Series B,
3.50%, 01/01/2027	110,000	110,330
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	1,841,747
Macon County School District No. 61, General Obligation Unlimited,
AGM,
5.00%, 12/01/2040	300,000	315,169
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	3,265,000	3,230,233
Macoupin Sangamon & Montgomery Counties Community Unit School District No. 34, General Obligation Unlimited, BAM, 4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,630,128
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,270,000	3,649,499
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,721,832
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2032	2,830,000	3,023,158
Series A, BAM-TCRS,
5.00%, 11/01/2026	210,000	216,446

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry County Community Unit School District No. 12, General Obligation Unlimited, BAM, 5.00%, 01/01/2035	$ 2,625,000	$ 2,698,691
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	113,646
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,262,757
Northeastern Illinois University, Certificate of Participation, AGM, 4.00%, 07/01/2025	145,000	144,973
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	107,052
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	3,520,000	3,398,112
5.00%, 04/01/2027	355,000	376,097
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited, Series C, AGM, 4.00%, 12/01/2026 - 12/01/2029	625,000	627,205
Rock Island County Public Building Commission, Revenue Bonds, AGM, 5.00%, 12/01/2025 - 12/01/2041	1,530,000	1,637,453
Sales Tax Securitization Corp., Revenue Bonds, BAM-TCRS, 5.00%, 01/01/2038	3,225,000	3,408,115
Sangamon County Water Reclamation District, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 01/01/2044	14,135,000	13,969,659
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	920,000	923,494
5.00%, 12/01/2036	345,000	372,655
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	455,000	456,860
Southwestern Illinois Development Authority, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,047,574
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035 - 11/01/2038	5,495,000	5,664,321
5.25%, 07/01/2030	1,020,000	1,023,622
5.50%, 07/01/2025 - 05/01/2039	6,280,000	6,837,426

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited, (continued)
BAM-TCRS,
4.00%, 06/01/2041	$ 11,700,000	$ 11,347,809
Series A,
4.00%, 01/01/2030	225,000	225,404
Series B,
4.00%, 12/01/2039	595,000	575,502
5.00%, 12/01/2032 - 10/01/2033	19,315,000	21,509,829
5.50%, 05/01/2047 (F)	500,000	546,975
University of Illinois, Revenue Bonds, Series A, AGM, 4.00%, 04/01/2043	2,765,000	2,660,380
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	96,723
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	235,000	241,920
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,002,004
Village of Calumet Park, General Obligation Unlimited, BAM, 4.00%, 12/01/2025 - 12/01/2032	1,590,000	1,648,198
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,398,141
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,353,552
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	300,249
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	160,000	165,768
Village of Lombard, General Obligation Unlimited, 5.00%, 01/01/2024	250,000	252,485
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,139,065
5.00%, 12/01/2032	125,000	125,130
Series C, BAM,
4.00%, 12/01/2023	235,000	235,151
Village of Matteson, Revenue Bonds, BAM, 5.00%, 12/01/2024 - 12/01/2035	3,610,000	3,931,037
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	130,000	129,015
3.00%, 03/01/2025	125,000	124,130
3.10%, 03/01/2026	183,000	183,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Montgomery, Special Assessment, (continued)
3.30%, 03/01/2028	$ 175,000	$ 177,137
3.40%, 03/01/2029	630,000	640,086
3.45%, 03/01/2030	119,000	120,927
Village of Mundelein, General Obligation Unlimited, AGM, 4.00%, 12/15/2039	720,000	727,772
Village of Rosemont, General Obligation Unlimited, Series A, BAM, 5.00%, 12/01/2042	11,270,000	12,424,495
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2023 - 06/01/2033	2,225,000	2,150,507
Western Illinois University, Revenue Bonds, BAM, 5.00%, 04/01/2024	145,000	146,802

		202,409,035

Indiana - 1.4%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	1,420,000	1,514,933
Series B,
5.25%, 08/01/2036	2,400,000	2,641,088
Indiana Finance Authority, Revenue Bonds,
5.00%, 10/01/2035	2,220,000	2,346,724
AGM,
5.00%, 01/01/2052	4,215,000	4,408,608
Series A,
3.00%, 11/01/2030	3,470,000	3,151,295
Series B,
3.00%, 11/01/2030	625,000	567,596
Series B,
2.50%, 11/01/2030	2,500,000	2,191,451
Indiana Health Facility Financing Authority, Revenue Bonds, 5.00%, 11/15/2034	1,725,000	1,801,647

		18,623,342

Iowa - 0.6%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,790,000	6,001,925
Series A,
4.00%, 05/15/2053	2,500,000	1,509,168

		7,511,093

Kansas - 0.0% (C)
Marais Des Cygnes Public Utility Authority, Revenue Bonds, AGM, 3.00%, 12/01/2026 - 12/01/2027	195,000	195,848

Kentucky - 3.8%
City of Owensboro, General Obligation Unlimited, Series A, AGM, 4.00%, 02/01/2040 - 02/01/2043	5,715,000	5,740,192

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
County of Hardin, Revenue Bonds, AGM, 5.75%, 08/01/2033 - 08/01/2045	$ 105,000	$ 105,608
County of Knox, General Obligation Unlimited, BAM, 5.00%, 10/01/2035	495,000	544,249
Kentucky Bond Development Corp., Revenue Bonds, BAM, 5.00%, 09/01/2049	16,590,000	17,834,097
Kentucky Economic Development Finance Authority, Revenue Bonds, Series A, AGM, 5.00%, 12/01/2045	13,335,000	13,725,618
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	1,000,000	1,047,341
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,200,000	2,170,718
Kentucky State Property & Building Commission, Revenue Bonds, BAM-TCRS, 5.00%, 04/01/2029	3,150,000	3,398,991
Kentucky State University, Certificate of Participation, BAM, 4.00%, 11/01/2041 - 11/01/2046	1,610,000	1,566,982
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds, AGM-CR, 4.00%, 06/01/2028	3,350,000	3,445,897
Morehead State University, Revenue Bonds, Series A, 4.00%, 04/01/2030 - 04/01/2032	310,000	316,355
Paducah Electric Plant Board, Revenue Bonds, Series A, AGM, 5.00%, 10/01/2030 - 10/01/2032	1,260,000	1,322,576

		51,218,624

Louisiana - 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, AGM,
5.00%, 10/01/2026 - 08/01/2029	9,600,000	10,349,050
BAM,
5.00%, 10/01/2028	385,000	427,246
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 (G) (H)	300,000	255,000
5.00%, 07/01/2023 - 07/01/2027	2,860,000	2,431,000
New Orleans Aviation Board, Revenue Bonds, AGM, 5.00%, 10/01/2033 - 10/01/2048	5,435,000	5,753,517

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	$ 1,220,000	$ 1,192,108
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,180,000	3,931,065
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	8,000,000	7,564,608

		31,903,594

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue, Revenue Bonds, 4.00%, 07/01/2051	1,800,000	1,631,712
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	345,000	304,378
Series C,
2.75%, 11/15/2031	665,000	629,789

		2,565,879

Maryland - 2.2%
City of Baltimore, Revenue Bonds, Series C, 5.00%, 07/01/2043	2,000,000	2,023,962
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	100,000	99,879
Series A-2,
5.00%, 11/01/2023	130,000	129,842
County of Charles, General Obligation Unlimited, 3.00%, 10/01/2029	120,000	120,289
County of Prince George, General Obligation Limited, Series A, 3.00%, 07/01/2033 - 07/01/2034	16,425,000	16,402,868
Maryland Stadium Authority Built to Learn Revenue, Revenue Bonds, Series A, 4.00%, 06/01/2052	11,515,000	11,060,927

		29,837,767

Massachusetts - 0.4%
City of Quincy, General Obligation Limited, Series B, 5.00%, 07/01/2051	1,685,000	1,835,648
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	316,296
4.38%, 10/01/2029	300,000	301,431
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	246,958
Series A,
5.00%, 07/01/2024	600,000	609,595

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Town of Andover, General Obligation Limited, 4.00%, 07/15/2052	$ 600,000	$ 593,140
Town of Dedham, General Obligation Limited, 4.00%, 03/15/2052	1,805,000	1,784,504

		5,687,572

Michigan - 2.4%
Detroit Wayne County Stadium Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	2,795,000	2,797,351
Lake City Area Schools, General Obligation Unlimited, BAM, 5.00%, 05/01/2035	2,540,000	2,676,111
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2036 - 12/01/2046	5,525,000	5,461,544
5.00%, 05/15/2054	13,100,000	13,114,175
Series C,
5.25%, 10/01/2043	20,000	20,169
Michigan Strategic Fund, Revenue Bonds, 5.00%, 11/15/2049	2,355,000	2,016,480
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	396,859
Tri-County Area School District, General Obligation Unlimited, AGM, 4.00%, 05/01/2044	4,570,000	4,542,104
Wayne County Airport Authority, Revenue Bonds, Series A, 5.00%, 12/01/2032	250,000	270,821
Zeeland Public Schools, General Obligation Unlimited, Series B, BAM, 5.00%, 05/01/2030	750,000	828,835

		32,124,449

Minnesota - 2.3%
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	235,000	226,534
4.40%, 07/01/2025	70,000	69,498
City of Minneapolis, Revenue Bonds,
4.00%, 11/15/2037	895,000	898,161
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	19,800,000	21,354,712
City of Red Wing, Revenue Bonds, Series A, 5.00%, 08/01/2047	655,000	539,278
City of Stillwater, Tax Allocation, 3.00%, 02/01/2024 - 02/01/2027	1,160,000	1,133,363
Duluth Economic Development Authority, Revenue Bonds, 4.00%, 07/01/2041	930,000	729,348

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	$ 350,000	$ 354,149
Series B,
4.25%, 04/01/2025 (D)	80,000	79,001
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	101,992
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,125,000	974,572
2.00%, 07/01/2032	535,000	473,297
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	555,000	514,352
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	645,000	548,318
Western Minnesota Municipal Power Agency, Revenue Bonds, Series A, 5.00%, 01/01/2032 - 01/01/2035	2,500,000	2,529,952

		30,526,527

Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds, AGM, 6.88%, 12/01/2040	3,160,000	3,212,579

Missouri - 0.6%
Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 02/01/2029	2,145,000	2,151,537
Missouri Housing Development Commission, Revenue Bonds, Series B, GNMA, FNMA, FHLMC, 2.55%, 11/01/2029	135,000	129,776
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, 5.00%, 12/01/2043	60,000	62,123
Missouri Southern State University, Revenue Bonds, Series A, AGM, 4.00%, 10/01/2037	145,000	147,530
St. Louis Municipal Finance Corp., Revenue Bonds,
AGM,
5.00%, 10/01/2049	2,985,000	3,125,085
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	1,725,000	1,860,301

		7,476,352

Montana - 0.0% (C)
Montana Facility Finance Authority, Revenue Bonds, 5.00%, 07/01/2030	180,000	196,612

Nebraska - 0.1%
Southeast Community College Area, Revenue Bonds, AGM, 4.00%, 03/15/2047	1,360,000	1,298,488

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada - 0.0% (C)
Henderson Local Improvement Districts, Special Assessment, 2.50%, 09/01/2025	$ 65,000	$ 63,066
Nevada System of Higher Education, Revenue Bonds, Series A, 5.00%, 07/01/2024	25,000	25,067

		88,133

New Jersey - 4.3%
City of Newark, General Obligation Unlimited, BAM, 4.00%, 02/15/2032 - 02/15/2035	8,945,000	9,385,857
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	1,575,000	1,732,701
5.38%, 11/15/2052	2,920,000	3,270,840
6.00%, 11/15/2062	12,150,000	14,102,034
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	775,000	775,921
Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035 (G) (H)	535,000	347,750
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044 - 11/01/2052	9,115,000	9,660,815
Series A,
4.25%, 09/01/2027 (B)	200,000	196,269
5.00%, 09/01/2037 (B)	750,000	720,277
Series A, BAM,
3.13%, 07/01/2031	2,670,000	2,644,743
5.00%, 07/01/2027	1,790,000	1,912,986
Series A, BAM-TCRS,
5.00%, 06/15/2027	2,445,000	2,641,391
Series DDD,
5.00%, 06/15/2042	1,850,000	2,037,624
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2027	350,000	375,968
Series WW,
5.25%, 06/15/2040	85,000	89,345
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, AMBAC, BAM-TCRS, Zero Coupon, 12/15/2028	2,625,000	2,195,076
Parking Authority of the City of Trenton, Revenue Bonds, Series B, AGM, 4.00%, 04/01/2027	325,000	336,178
State of New Jersey, General Obligation Unlimited, 5.00%, 06/01/2039	5,215,000	5,561,383

		57,987,158

New Mexico - 0.1%
University of New Mexico, Revenue Bonds, AGM, 5.50%, 06/01/2053	850,000	965,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 6.6%
Brookhaven Local Development Corp., Revenue Bonds, Series B, 4.00%, 11/01/2045	$ 1,950,000	$ 1,588,128
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2029 - 07/15/2035	3,715,000	3,786,381
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	2,545,000	2,444,969
5.00%, 08/01/2037 - 10/01/2037	1,695,000	1,667,205
East Ramapo Central School District, General Obligation Unlimited, AGM, 5.00%, 03/15/2039 - 03/15/2047	6,640,000	7,135,119
Jefferson County Civic Facility Development Corp., Revenue Bonds, Series A, 4.00%, 11/01/2030	250,000	241,290
Lockport City School District, General Obligation Unlimited, 2.50%, 08/01/2028	220,000	220,946
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 11/15/2038	3,385,000	3,626,062
Series D-1, BAM,
5.00%, 11/15/2033	7,635,000	7,967,123
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	1,986,991
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM,
4.10%, 07/01/2042	25,000	25,005
Series C-1,
2.45%, 11/01/2027	65,000	62,799
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,275,000	4,222,568
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	4,465,000	4,646,558
5.00%, 01/01/2030	1,300,000	1,460,585
New York Counties Tobacco Trust VI, Revenue Bonds, Series C, 3.75%, 06/01/2045	180,000	143,537
New York State Dormitory Authority, Revenue Bonds,
FHA,
4.00%, 02/01/2039	30,000	30,372
Series A,
4.00%, 07/01/2048	2,520,000	2,412,927
Series A, AGM,
4.00%, 10/01/2034	2,600,000	2,760,320
Series A-1,
4.00%, 07/01/2028	610,000	651,422

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Environmental Facilities Corp., Revenue Bonds, Series B, 5.00%, 08/15/2037	$ 450,000	$ 450,321
New York State Housing Finance Agency, Revenue Bonds,
Series A,
3.60% (A), 11/01/2062	3,215,000	3,208,404
3.65% (A), 11/01/2062	16,755,000	16,760,008
3.75% (A), 11/01/2062	1,900,000	1,902,084
New York State Thruway Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2056	1,600,000	1,656,412
Series O,
4.00%, 01/01/2041	6,325,000	6,224,221
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2036	630,000	629,354
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,403,289
Series A, AGM,
4.00%, 12/01/2037	455,000	449,849
Port Authority of New York & New Jersey, Revenue Bonds, 5.00%, 09/01/2048	1,085,000	1,153,856
State of New York Mortgage Agency, Revenue Bonds, Series 190, 3.45%, 10/01/2030	110,000	110,180
Town of Oyster Bay, General Obligation Limited, Series B, AGM, 3.00%, 08/15/2030 - 08/15/2034	5,135,000	5,118,494

		89,146,779

North Carolina - 1.3%
City of Charlotte Water & Sewer System Revenue, Revenue Bonds, 4.00%, 07/01/2035	1,810,000	1,886,124
City of Greensboro Combined Water & Sewer System Revenue, Revenue Bonds, 4.00%, 06/01/2028	1,845,000	1,898,040
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	660,000	648,731
2.45%, 07/01/2025	375,000	367,057
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	2,100,000	2,078,086
5.00%, 01/01/2038	560,000	554,798
Series A,
5.00%, 10/01/2040 - 10/01/2050	2,995,000	2,867,952
Series B-1,
2.55%, 09/01/2026	1,550,000	1,427,589
Series B-2,
2.30%, 09/01/2025	1,250,000	1,174,744

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Revenue Bonds, AGM, 5.00%, 01/01/2031	$ 890,000	$ 956,902
University of North Carolina at Greensboro, Revenue Bonds, 5.00%, 04/01/2031	1,125,000	1,139,694
Winston-Salem State University, Revenue Bonds, BAM, 5.00%, 06/01/2029 - 06/01/2033	1,875,000	1,977,240

		16,976,957

North Dakota - 0.4%
City of Grand Forks, Revenue Bonds, 4.00%, 12/01/2051	4,730,000	3,875,951
County of Ward, General Obligation Unlimited, Series A, AGM, 4.00%, 04/01/2024	1,000,000	1,000,389
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	25,000	25,062

		4,901,402

Ohio - 4.5%
Arlington Local School District, Certificate of Participation, BAM, 5.50%, 12/01/2052	1,350,000	1,456,740
Brunswick City School District, General Obligation Unlimited, Series A, 5.00%, 12/01/2032 - 12/01/2034	170,000	170,235
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	39,270,000	36,602,899
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	4,634,583
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	1,455,000	1,322,977
Columbus Metropolitan Housing Authority, Revenue Bonds, 4.00%, 08/01/2036	1,765,000	1,747,386
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	152,955
AGM,
4.00%, 12/01/2037	440,000	445,576
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	330,000	312,451
Little Miami Local School District, General Obligation Unlimited, Series B, 5.00%, 11/01/2048	1,795,000	1,844,675

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (A), 02/01/2026	$ 1,675,000	$ 1,582,690
Series C,
Fixed until 11/04/2025, 1.50% (A), 02/01/2026	2,000,000	1,826,669
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	530,000	508,600
3.40%, 09/01/2037	1,465,000	1,406,393
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,040,000	1,070,522
Russia Local School District, General Obligation Unlimited, 5.00%, 12/01/2047	1,210,000	1,314,094
Triway Local School District, Certificate of Participation, BAM, 5.00%, 12/01/2047	3,910,000	4,120,876
Wayne County Southeast Local School District, Certificate of Participation, BAM, 4.00%, 12/01/2033	745,000	797,300

		61,317,621

Oklahoma - 0.0% (C)
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	20,000	20,022
Oklahoma Housing Finance Agency, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 2.75%, 09/01/2034	45,000	41,288
University of Oklahoma, Revenue Bonds, Series A, 5.25%, 07/01/2048	400,000	447,177

		508,487

Oregon - 1.0%
City of Boardman, General Obligation Unlimited, BAM, 3.00%, 06/15/2037 - 06/15/2039	775,000	696,898
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds, 3.00%, 09/01/2035	770,000	708,277
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2037	1,700,000	1,841,910
Series A, AGM,
4.00%, 08/15/2040	1,150,000	1,137,213
Oregon State Facilities Authority, Revenue Bonds, Series A, 5.50%, 06/15/2035 (B)	750,000	750,987

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	$ 3,090,000	$ 2,675,092
2.65%, 07/01/2039	7,025,000	5,698,410

		13,508,787

Pennsylvania - 6.9%
Allegheny County Hospital Development Authority, Revenue Bonds, Series A, 4.00%, 07/15/2036 - 07/15/2038	12,910,000	12,920,933
Beaver County Economic Development Authority, Revenue Bonds, BAM, 4.00%, 11/15/2035 - 11/15/2036	3,110,000	3,208,256
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	80,000	80,104
Bucks County Industrial Development Authority, Revenue Bonds, 5.00%, 10/01/2033 - 10/01/2037	1,950,000	1,916,436
County of Lackawanna, General Obligation Unlimited, BAM, 4.00%, 09/15/2033	2,910,000	3,004,082
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2029	840,000	821,329
Erie Sewer Authority, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2036	2,000,000	2,234,625
Geisinger Authority, Revenue Bonds, Series A-1, 5.00%, 02/15/2045	3,960,000	4,054,543
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	250,000	250,393
Lancaster County Hospital Authority, Revenue Bonds, 5.00%, 11/01/2046 - 11/01/2051	4,295,000	4,449,596
Lancaster Industrial Development Authority, Revenue Bonds, 4.00%, 12/01/2044	755,000	713,276
Laurel Highlands School District, General Obligation Limited, AGM, 4.00%, 02/01/2036 (F)	1,045,000	1,040,562
Montgomery County Industrial Development Authority, Revenue Bonds, 4.00%, 10/01/2041	115,000	99,907
Mountaintop Area Joint Sanitary Authority, Revenue Bonds, BAM, 4.00%, 12/15/2049	3,090,000	2,995,496

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	$ 10,445,000	$ 10,117,227
Series A, AGM,
4.00%, 05/01/2040	1,345,000	1,339,111
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,190,000	1,146,021
2.25%, 10/01/2026	305,000	293,018
Series 124B,
2.65%, 04/01/2028	555,000	537,946
2.75%, 10/01/2028	600,000	583,723
Series 129,
2.20%, 04/01/2027	95,000	90,632
2.25%, 10/01/2027	80,000	76,186
2.40%, 10/01/2028	660,000	627,573
2.45%, 04/01/2029 - 10/01/2029	2,420,000	2,291,051
2.55%, 04/01/2030	1,230,000	1,150,572
2.60%, 10/01/2030	305,000	285,032
Pennsylvania Turnpike Commission, Revenue Bonds, Series A,
5.00%, 12/01/2044	8,310,000	8,708,464
Series A, AGM,
4.00%, 12/01/2049	11,085,000	10,862,816
Series B, BAM-TCRS,
5.25%, 12/01/2044	7,970,000	8,188,729
Series C, AGM,
6.25% (E), 06/01/2033	875,000	965,379
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds, Series B, 5.00%, 12/01/2038	1,180,000	1,263,224
Philadelphia Gas Works Co., Revenue Bonds, Series A, AGM, 5.00%, 08/01/2050	2,790,000	2,970,276
School District of Philadelphia, General Obligation Limited, Series A, 4.00%, 09/01/2036	1,235,000	1,242,324
State Public School Building Authority, Revenue Bonds, 5.00%, 12/01/2023 - 06/01/2032	3,150,000	3,270,056

		93,798,898

Puerto Rico - 0.4%
Children’s Trust Fund, Revenue Bonds, 5.63%, 05/15/2043	125,000	125,666
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	611,865
5.00%, 07/01/2023	40,000	40,251
Series RR, AGC,
5.00%, 07/01/2028	345,000	347,163
Series SS, AGC,
4.38%, 07/01/2030	145,000	140,802

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, (continued)
Series SS, AGM,
5.00%, 07/01/2030	$ 2,100,000	$ 2,113,164
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	49,998
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,545
5.00%, 07/01/2026	650,000	654,074
Series UU, AGM,
4.00%, 07/01/2023	120,000	119,837
5.00%, 07/01/2023 - 07/01/2024	870,000	875,454
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,443
Puerto Rico Municipal Finance Agency, Revenue Bonds, Series A, AGM, 5.00%, 08/01/2027	930,000	935,830

		6,074,092

Rhode Island - 0.8%
Providence Public Building Authority, Revenue Bonds, Series A, AGM, 5.00%, 09/15/2028 - 09/15/2035	7,985,000	8,546,708
Providence Redevelopment Agency, Revenue Bonds, Series A, AGM-CR, 5.00%, 04/01/2027	1,200,000	1,243,486
Rhode Island Commerce Corp., Revenue Bonds, BAM-TCRS, 5.00%, 07/01/2034	1,395,000	1,533,195
Rhode Island Health & Educational Building Corp., Revenue Bonds, Series C, 5.00%, 09/15/2027	180,000	192,192

		11,515,581

South Carolina - 0.9%
County of Florence, Revenue Bonds, 5.00%, 11/01/2031	1,460,000	1,483,743
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	5,975,000	5,890,670
5.00%, 10/01/2026 (B)	1,675,000	1,662,505
South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series B, 3.63%, 10/01/2033	3,070,000	2,993,651

		12,030,569

South Dakota - 0.1%
City of Brandon Water Utility Revenue, Revenue Bonds, BAM, 5.50%, 08/01/2052	920,000	1,049,641

Tennessee - 0.2%
City of Jackson, Revenue Bonds, 5.00%, 04/01/2041	5,000	5,605

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	$ 45,000	$ 44,507
Series B-2,
2.25%, 01/01/2025	40,000	39,210
2.95%, 07/01/2028	1,995,000	1,969,867
3.05%, 07/01/2029	305,000	302,862

		2,362,051

Texas - 1.2%
City of Round Rock, Revenue Bonds, AGM, 4.00%, 12/01/2037	1,010,000	1,044,618
City of Rowlett, Special Assessment, 3.13%, 09/15/2031 (B)	226,000	201,407
City of Temple, Tax Allocation, BAM, 4.00%, 08/01/2039 - 08/01/2040	635,000	635,004
Dallas County Flood Control District No. 1, General Obligation Unlimited, 5.00%, 04/01/2024 (B)	800,000	798,402
Dallas-Fort Worth International Airport, Revenue Bonds, Series C, 5.00%, 11/01/2034	40,000	40,302
El Paso County Hospital District, General Obligation Limited, 5.00%, 08/15/2026	150,000	150,593
Elm Ridge Water Control & Improvement District of Denton County, General Obligation Unlimited, AGM, 2.75%, 09/01/2030	80,000	78,618
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited, BAM, 4.00%, 09/01/2029 - 09/01/2032	380,000	381,320
Grand Parkway Transportation Corp., Revenue Bonds, Series B, 5.00%, 04/01/2053	25,000	25,182
Harris County Municipal Utility District No. 171, General Obligation Unlimited, BAM, 6.88%, 12/01/2031	845,000	1,020,545
Harris County Sports Authority, Revenue Bonds, Series A, AGM, 5.00%, 11/15/2027	35,000	36,010
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited, AGM, 3.00%, 09/01/2033	150,000	147,687
Nacogdoches County Hospital District, Revenue Bonds, AGM, 4.00%, 05/15/2037	415,000	415,158
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, 5.00%, 01/01/2024 - 01/01/2028	2,995,000	2,975,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northwoods Road District No. 1, General Obligation Unlimited, BAM, 4.00%, 08/15/2027	$ 140,000	$ 145,536
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation, BAM, 4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,522,114
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	135,000	129,613
Southwest Houston Redevelopment Authority, Tax Allocation, Series B, AGM, 5.00%, 09/01/2034	2,000,000	2,171,552
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	450,208
Viridian Municipal Management District, General Obligation Unlimited, BAM, 4.00%, 12/01/2026	430,000	434,274
Wichita Falls Economic Development Corp., Revenue Bonds, AGM, 4.00%, 09/01/2046	1,980,000	1,923,859

		15,727,785

U.S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032 (D)	200,000	200,154

Utah - 0.0% (C)
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2023	150,000	150,327
4.25%, 04/15/2034	120,000	120,525

		270,852

Vermont - 0.1%
City of Burlington, General Obligation Unlimited, Series A, 5.00%, 11/01/2035	190,000	211,452
Vermont Housing Finance Agency, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.13%, 11/01/2042	625,000	580,862

		792,314

Virginia - 0.8%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, AGM, 5.00%, 07/01/2041	1,895,000	1,962,214
County of Henrico Water & Sewer Revenue, Revenue Bonds, 4.00%, 05/01/2030 - 05/01/2032	4,865,000	4,906,679

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Henrico County Economic Development Authority, Revenue Bonds, 4.00%, 10/01/2033	$ 500,000	$ 487,998
Virginia Public School Authority, Revenue Bonds, Series B, 5.00%, 08/01/2024	2,500,000	2,560,474
Virginia Small Business Financing Authority, Revenue Bonds, 4.00%, 11/01/2039	1,250,000	1,255,659

		11,173,024

Washington - 1.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	40,000	40,899
Everett Housing Authority, Revenue Bonds, 4.00%, 07/01/2036	1,645,000	1,646,205
Pierce & King Counties School District No. 417, General Obligation Unlimited, 4.00%, 12/01/2039	600,000	608,804
Snohomish County Housing Authority, Revenue Bonds, 4.00%, 04/01/2033	15,545,000	16,204,534
State of Washington, General Obligation Unlimited, Series A, 5.00%, 08/01/2038	750,000	753,068
Washington Health Care Facilities Authority, Revenue Bonds, 5.00%, 10/01/2044	3,615,000	3,577,833
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (B) (D)	40,000	39,871
5.00%, 07/01/2033 (B)	375,000	344,596
Series 3-N, GNMA, FNMA, FHLMC,
2.85%, 12/01/2028	65,000	63,099

		23,278,909

West Virginia - 0.1%
City of Buckhannon, Revenue Bonds, Series C, 4.25%, 08/01/2023	520,000	519,916
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	310,000	317,191

		837,107

Wisconsin - 3.9%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B) (D)	20,000	19,987
3.00%, 04/01/2025 (B)	150,000	144,505
4.00%, 09/01/2029 (B)	800,000	745,045
4.00% (A), 10/01/2041	11,820,000	12,044,495
AGM,
5.00%, 07/01/2037	1,895,000	2,004,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds, (continued)
BAM,
5.25%, 07/01/2042	$ 6,150,000	$ 6,704,204
5.38%, 07/01/2047	7,000,000	7,584,346
5.50%, 07/01/2052	10,590,000	11,470,895
5.63%, 07/01/2055	5,600,000	6,112,220
Series A,
4.00%, 01/01/2045	950,000	881,174
5.00%, 06/01/2027 - 07/01/2038	725,000	740,395
Series A, AGM,
5.00%, 07/01/2036 - 07/01/2044	1,100,000	1,142,783
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/15/2023 - 08/01/2039	2,060,000	1,713,303
Series A,
5.13%, 04/01/2057	1,000,000	734,971

		52,043,183

Wyoming - 0.2%
University of Wyoming, Revenue Bonds, Series C, 4.00%, 06/01/2037	420,000	430,635

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming (continued)
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	$ 255,000	$ 236,575
Series 2,
2.95%, 06/01/2033	2,485,000	2,231,746

		2,898,956

Total Municipal Government Obligations (Cost $1,380,027,652)		1,304,035,260

REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.10% (I), dated 04/28/2023, to be repurchased at $34,663,568 on 05/01/2023. Collateralized by U.S. Government Obligations, 2.00% - 4.13%, due 01/31/2025 - 02/15/2025, and with a total value of $35,344,545.	34,651,440	34,651,440

Total Repurchase Agreement (Cost $34,651,440)		34,651,440

Total Investments (Cost $1,414,679,092)		1,338,686,700
Net Other Assets (Liabilities) - 0.8%		10,403,854

Net Assets - 100.0%		$1,349,090,554

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,304,035,260	$—	$1,304,035,260
Repurchase Agreement	—	34,651,440	—	34,651,440

Total Investments	$—	$1,338,686,700	$—	$1,338,686,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $11,375,379, representing 0.8% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$280,792	0.0	%(C)

Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds Series B 4.25%, 04/01/2025	06/19/2015	80,003	79,001	0.0	(C)

Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	200,154	0.0	(C)

Municipal Government Obligations	Washington State Housing Finance Commission Revenue Bonds 3.70%, 07/01/2023	05/11/2018	40,002	39,871	0.0	(C)

Municipal Government Obligations	Public Finance Authority Revenue Bonds 3.00%, 04/01/2025	02/26/2020	20,285	19,987	0.0	(C)

Total			$644,446	$619,805	0.0	%(C)

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the total value of such securities is $602,750, representing less than 0.1% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Rate disclosed reflects the yield at April 30, 2023.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 4.1%
BHP Group Ltd.	519,000	$15,402,609
BHP Group Ltd., ADR (A)	244,176	14,416,151
Macquarie Group Ltd.	427,300	52,127,088
Santos Ltd.	11,812,700	55,957,863
Sonic Healthcare Ltd.	403,000	9,499,895
Westpac Banking Corp.	1,583,900	23,709,677
Woodside Energy Group Ltd.	886,378	20,112,203

		191,225,486

Belgium - 3.4%
Anheuser-Busch InBev SA	1,303,500	84,752,818
Groupe Bruxelles Lambert NV	340,520	30,562,147
KBC Group NV	650,900	46,531,798

		161,846,763

Canada - 0.4%
TFI International, Inc. (A)	182,200	19,636,745

Finland - 1.1%
Nokia OYJ	11,796,800	49,914,044

France - 9.9%
Amundi SA (B)	533,000	34,919,417
Capgemini SE	334,452	60,989,775
Cie de Saint-Gobain	479,337	27,751,073
Dassault Aviation SA	22,879	4,470,963
Engie SA (A)	1,914,800	30,645,010
Rexel SA (C)	915,017	21,195,092
Sanofi	677,701	73,034,676
Societe Generale SA	1,218,100	29,585,533
Sodexo SA	344,300	36,897,950
TotalEnergies SE	1,079,500	68,979,954
Veolia Environnement SA	2,452,023	77,643,206

		466,112,649

Germany - 12.1%
Allianz SE	244,302	61,345,932
BASF SE	740,400	38,296,549
Bayer AG	434,652	28,685,417
Deutsche Boerse AG	230,582	43,973,999
Deutsche Post AG	1,469,601	70,687,187
HeidelbergCement AG	782,342	59,255,820
Infineon Technologies AG	1,509,527	54,972,100
ING Groep NV (A)	1,501,100	18,617,074
K&S AG	606,700	12,101,139
SAP SE	645,247	87,312,328
Siemens AG	446,295	73,563,834
Talanx AG	419,284	21,088,208

		569,899,587

Hong Kong - 2.1%
CK Asset Holdings Ltd.	4,708,400	27,841,342
CK Hutchison Holdings Ltd.	10,756,700	71,913,136

		99,754,478

Ireland - 4.5%
AerCap Holdings NV (C)	1,012,700	57,075,772
AIB Group PLC	10,901,700	46,883,594
DCC PLC	853,131	53,079,194
Ryanair Holdings PLC, ADR (C)	46,472	4,442,258
Smurfit Kappa Group PLC	1,427,215	52,877,084

		214,357,902

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.9%
Check Point Software Technologies Ltd. (C)	323,600	$ 41,213,696

Italy - 0.4%
Prysmian SpA	465,266	19,041,304

Japan - 17.1%
Astellas Pharma, Inc.	3,151,800	47,480,476
Denka Co. Ltd.	735,780	14,735,800
FANUC Corp.	1,230,900	41,568,962
Fujitsu Ltd.	348,560	46,455,108
Hitachi Ltd.	1,087,980	60,181,194
Kirin Holdings Co. Ltd.	1,713,300	27,833,098
Kyocera Corp.	684,600	35,932,960
Nintendo Co. Ltd.	1,160,300	49,054,431
Olympus Corp.	1,062,500	18,600,566
ORIX Corp.	3,459,000	58,846,312
Rakuten Group, Inc. (A)	6,125,600	30,554,187
SBI Holdings, Inc. (A)	2,039,400	39,831,029
Sega Sammy Holdings, Inc.	522,600	9,768,187
Seven & i Holdings Co. Ltd.	1,587,000	71,918,779
Sony Group Corp.	1,043,100	94,373,117
Square Enix Holdings Co. Ltd.	420,000	20,667,827
Sumitomo Mitsui Financial Group, Inc. (A)	1,384,800	56,601,791
Toshiba Corp.	1,016,350	32,746,568
Toyota Industries Corp.	871,800	50,667,174

		807,817,566

Luxembourg - 0.9%
ArcelorMittal SA	1,541,035	43,780,245

Netherlands - 4.1%
ASML Holding NV	91,000	57,749,727
EXOR NV (A) (C)	216,700	17,834,214
Heineken Holding NV	552,085	52,989,763
Koninklijke Philips NV	790,034	16,679,204
NXP Semiconductors NV	237,100	38,822,754
Stellantis NV	652,400	10,821,079

		194,896,741

Norway - 1.6%
Aker BP ASA (A)	1,514,299	36,200,548
DNB Bank ASA (A)	2,268,100	39,896,055

		76,096,603

Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	1,372,819	67,548,303

Singapore - 1.3%
DBS Group Holdings Ltd.	2,443,800	60,386,184

Sweden - 2.6%
Essity AB, Class B	1,717,100	52,037,174
Husqvarna AB, B Shares (A)	1,096,900	9,467,595
Skandinaviska Enskilda Banken AB, Class A (A)	2,790,400	31,729,014
Volvo AB, B Shares	1,434,837	29,501,254

		122,735,037

Switzerland - 10.8%
ABB Ltd.	1,503,900	54,251,108
Alcon, Inc.	131,873	9,602,506
Cie Financiere Richemont SA, Class A	362,400	59,905,006
Glencore PLC	7,001,800	41,329,066
Julius Baer Group Ltd.	121,700	8,720,557

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	724,864	$ 92,992,484
Novartis AG	728,815	74,553,307
Roche Holding AG	331,961	103,950,316
Siemens Energy AG (A) (C)	1,719,297	42,198,590
UBS Group AG (C)	1,044,374	21,255,691

		508,758,631

United Kingdom - 18.3%
Ashtead Group PLC	824,900	47,560,533
Aviva PLC	1,410,612	7,510,579
Barratt Developments PLC	2,991,742	18,822,280
BP PLC	10,489,200	70,371,984
Bunzl PLC	807,848	32,158,071
Burberry Group PLC	578,700	18,889,916
CNH Industrial NV	2,726,000	38,359,825
Dowlais Group PLC (C)	3,965,073	6,607,600
Entain PLC	1,728,200	31,489,985
GSK PLC	2,618,180	47,214,077
Inchcape PLC	2,503,396	25,485,715
Informa PLC	4,002,551	36,387,493
Kingfisher PLC	12,662,600	41,040,705
Legal & General Group PLC	10,800,000	31,865,635
Liberty Global PLC, Class C (C)	1,771,600	36,034,344
Lloyds Banking Group PLC	95,243,254	57,862,243
Melrose Industries PLC	3,965,073	20,424,459
Persimmon PLC	1,439,800	23,828,256
Reckitt Benckiser Group PLC	907,300	73,318,706
Smith & Nephew PLC	3,563,800	58,694,938
Tesco PLC	18,475,132	65,317,948
Unilever PLC	1,327,714	73,929,944

		863,175,236

United States - 1.1%
Linde PLC	142,100	52,498,845

Total Common Stocks (Cost $3,947,194,566)		4,630,696,045

	Shares	Value
PREFERRED STOCK - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA, 2.53%	123,400	$ 9,976,707

Total Preferred Stock (Cost $9,372,991)		9,976,707

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	140,945,903	140,945,903

Total Other Investment Company (Cost $140,945,903)		140,945,903

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.10% (D), dated 04/28/2023, to be repurchased at $19,670,233 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $20,060,153.	$19,666,791	19,666,791

Total Repurchase Agreement (Cost $19,666,791)		19,666,791

Total Investments (Cost $4,117,180,251)		4,801,285,446
Net Other Assets (Liabilities) - (1.7)%		(82,303,623)

Net Assets - 100.0%		$4,718,981,823

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.6%	$411,802,963
Pharmaceuticals	7.8	374,918,269
Industrial Conglomerates	6.1	291,483,926
Oil, Gas & Consumable Fuels	5.2	251,622,552
Capital Markets	4.2	200,827,781
Machinery	3.5	169,564,810
Beverages	3.5	165,575,679
Trading Companies & Distributors	3.3	157,989,468
Semiconductors & Semiconductor Equipment	3.2	151,544,581
Consumer Staples Distribution & Retail	2.9	137,236,727
Household Durables	2.9	137,023,653
Household Products	2.8	135,332,587
Software	2.7	128,526,024
Insurance	2.5	121,810,354
Chemicals	2.5	117,632,333
Electrical Equipment	2.4	115,491,002

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Metals & Mining	2.4%	$114,928,071
Multi-Utilities	2.3	108,288,216
IT Services	2.2	107,444,883
Financial Services	2.2	107,242,673
Health Care Equipment & Supplies	2.2	103,577,214
Food Products	1.9	92,992,484
Textiles, Apparel & Luxury Goods	1.6	78,794,922
Personal Care Products	1.5	73,929,944
Air Freight & Logistics	1.5	70,687,187
Entertainment	1.5	69,722,258
Hotels, Restaurants & Leisure	1.4	68,387,935
Technology Hardware, Storage & Peripherals	1.4	67,548,303
Construction Materials	1.2	59,255,820
Containers & Packaging	1.1	52,877,084
Communications Equipment	1.0	49,914,044
Specialty Retail	0.9	41,040,705
Media	0.8	36,387,493
Diversified Telecommunication Services	0.8	36,034,344
Electronic Equipment, Instruments & Components	0.7	35,932,960
Broadline Retail	0.6	30,554,187
Real Estate Management & Development	0.6	27,841,342
Building Products	0.6	27,751,073
Distributors	0.5	25,485,715
Aerospace & Defense	0.5	24,895,422
Ground Transportation	0.4	19,636,745
Automobiles	0.2	10,821,079
Leisure Products	0.2	9,768,187
Health Care Providers & Services	0.2	9,499,895
Automobile Components	0.1	6,607,600
Passenger Airlines	0.1	4,442,258

Investments	96.7	4,640,672,752
Short-Term Investments	3.3	160,612,694

Total Investments	100.0%	$4,801,285,446

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$264,140,565	$4,366,555,480	$—	$4,630,696,045
Preferred Stock	—	9,976,707	—	9,976,707
Other Investment Company	140,945,903	—	—	140,945,903
Repurchase Agreement	—	19,666,791	—	19,666,791

Total Investments	$405,086,468	$4,396,198,978	$—	$4,801,285,446

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $152,909,027, collateralized by cash collateral of $140,945,903 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $19,387,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of the 144A security is $34,919,417, representing 0.7% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Focus

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 4.7%
Computershare Ltd.	1,215,267	$18,090,238
National Australia Bank Ltd.	1,339,235	25,781,814

		43,872,052

Austria - 1.5%
Erste Group Bank AG	367,034	13,345,065

China - 6.0%
Airtac International Group	383,144	13,906,013
ANTA Sports Products Ltd.	890,700	11,068,035
Ganfeng Lithium Group Co. Ltd., H Shares (A)	1,624,800	10,720,036
Zijin Mining Group Co. Ltd., H Shares	11,658,000	19,737,642

		55,431,726

Denmark - 3.9%
Novo Nordisk AS, Class B	216,187	35,963,648

Finland - 1.9%
Neste OYJ	367,870	17,828,607

France - 13.3%
LVMH Moet Hennessy Louis Vuitton SE	26,591	25,577,381
Sanofi	309,998	33,407,954
TotalEnergies SE	523,797	33,470,582
Vinci SA (B)	243,323	30,096,917

		122,552,834

Germany - 7.1%
Bayerische Motoren Werke AG	165,676	18,569,693
Infineon Technologies AG	294,618	10,729,036
Merck KGaA (C)	96,093	17,236,086
MTU Aero Engines AG	72,128	18,938,611

		65,473,426

Ireland - 3.4%
ICON PLC (C)	44,479	8,570,659
Kingspan Group PLC	154,982	10,740,212
Smurfit Kappa Group PLC	333,283	12,347,848

		31,658,719

Israel - 3.3%
Bank Leumi Le-Israel BM	1,917,164	15,196,748
Nice Ltd., ADR (B) (C)	74,144	15,126,118

		30,322,866

Italy - 1.1%
Interpump Group SpA (B)	182,446	10,182,260

Japan - 15.9%
Asahi Group Holdings Ltd.	451,500	17,443,284
ITOCHU Corp.	1,009,500	33,490,021
Lasertec Corp. (B)	57,400	7,809,041
MatsukiyoCocokara & Co.	287,800	15,411,639
Mitsubishi Corp.	432,800	16,046,430
Open House Group Co. Ltd.	379,000	15,149,665
Pan Pacific International Holdings Corp.	1,319,800	24,663,013
Tokyo Electron Ltd.	152,300	17,439,186

		147,452,279

Mexico - 1.3%
Grupo Financiero Banorte SAB de CV, Class O	1,364,500	11,825,490

Netherlands - 3.7%
ASML Holding NV	13,648	8,661,190

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	195,764	$ 25,937,495

		34,598,685

Norway - 5.1%
DNB Bank ASA (B)	1,119,337	19,689,225
Equinor ASA (B)	960,863	27,664,218

		47,353,443

Republic of Korea - 1.6%
Samsung Electronics Co. Ltd.	306,265	15,069,489

Singapore - 2.6%
DBS Group Holdings Ltd.	968,300	23,926,648

Sweden - 1.7%
Epiroc AB, Class B	923,216	15,896,057

Switzerland - 3.6%
Lonza Group AG	32,272	20,126,112
Swiss Life Holding AG (C)	19,641	12,964,172

		33,090,284

Taiwan - 3.2%
E Ink Holdings, Inc.	2,038,000	12,696,972
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	203,162	17,126,556

		29,823,528

United Kingdom - 11.7%
Ashtead Group PLC	146,362	8,438,665
British American Tobacco PLC	561,478	20,744,251
Compass Group PLC	811,606	21,410,946
Diageo PLC	510,510	23,287,469
Legal & General Group PLC	5,999,995	17,703,116
Rio Tinto PLC, ADR (B)	264,284	16,911,533

		108,495,980

Total Common Stocks (Cost $743,580,294)		894,163,086

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	38,761,539	38,761,539

Total Other Investment Company (Cost $38,761,539)		38,761,539

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.10% (D), dated 04/28/2023, to be repurchased at $10,346,332 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $10,551,427.	$10,344,522	10,344,522

Total Repurchase Agreement (Cost $10,344,522)		10,344,522

Total Investments (Cost $792,686,355)		943,269,147
Net Other Assets (Liabilities) - (1.9)%		(17,792,564)

Net Assets - 100.0%		$925,476,583

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.6%	$109,764,990
Pharmaceuticals	9.2	86,607,688
Oil, Gas & Consumable Fuels	8.4	78,963,407
Semiconductors & Semiconductor Equipment	6.6	61,765,009
Trading Companies & Distributors	6.2	57,975,116
Professional Services	4.7	44,027,733
Beverages	4.3	40,730,753
Machinery	4.2	39,984,330
Metals & Mining	3.9	36,649,175
Textiles, Apparel & Luxury Goods	3.9	36,645,416
Insurance	3.3	30,667,288
Construction & Engineering	3.2	30,096,917
Life Sciences Tools & Services	3.0	28,696,771
Broadline Retail	2.6	24,663,013
Hotels, Restaurants & Leisure	2.3	21,410,946
Tobacco	2.2	20,744,251
Aerospace & Defense	2.0	18,938,611
Automobiles	2.0	18,569,693
Consumer Staples Distribution & Retail	1.6	15,411,639
Household Durables	1.6	15,149,665
Software	1.6	15,126,118
Technology Hardware, Storage & Peripherals	1.6	15,069,489
Electronic Equipment, Instruments & Components	1.3	12,696,972
Containers & Packaging	1.3	12,347,848
Building Products	1.1	10,740,212
Chemicals	1.1	10,720,036

Investments	94.8	894,163,086
Short-Term Investments	5.2	49,106,061

Total Investments	100.0%	$943,269,147

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$69,560,356	$824,602,730	$—	$894,163,086
Other Investment Company	38,761,539	—	—	38,761,539
Repurchase Agreement	—	10,344,522	—	10,344,522

Total Investments	$108,321,895	$834,947,252	$—	$943,269,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of the 144A security is $10,720,036, representing 1.2% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $68,290,774, collateralized by cash collateral of $38,761,539 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,528,254. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 4.0%
BlueScope Steel Ltd.	685,600	$9,112,797
Charter Hall Group, REIT	550,932	4,098,850
Omni Bridgeway Ltd. (A) (B)	2,167,469	3,305,100
Qantas Airways Ltd. (B)	1,400,400	6,175,685
Seven Group Holdings Ltd.	131,300	2,073,955

		24,766,387

Austria - 0.4%
ams-OSRAM AG (B)	386,200	2,667,126

Belgium - 4.8%
Barco NV	293,234	8,563,940
D’ieteren Group	54,208	10,206,762
Fagron	200,248	3,722,277
Groupe Bruxelles Lambert NV	84,427	7,577,441

		30,070,420

Denmark - 2.6%
Scandinavian Tobacco Group AS (C)	518,228	10,122,071
Schouw & Co. AS	73,267	6,237,768

		16,359,839

Finland - 0.6%
Raisio OYJ, V Shares	1,357,983	3,411,705

France - 6.1%
Elis SA	550,300	10,931,060
ICADE, REIT	72,900	3,423,815
Kaufman & Broad SA (A)	197,629	6,430,359
Rothschild & Co.	333,019	17,191,785

		37,977,019

Germany - 7.9%
Bertrandt AG	32,609	1,814,560
Borussia Dortmund GmbH & Co. KGaA (B)	488,280	2,442,625
DIC Asset AG	424,878	3,234,258
DWS Group GmbH & Co. KGaA (C)	88,500	2,942,659
Elmos Semiconductor SE	42,800	3,235,003
Gerresheimer AG	142,600	15,538,747
Hamburger Hafen und Logistik AG	300,340	4,144,721
K&S AG	275,700	5,499,067
SAF-Holland SE	461,000	6,378,638
Takkt AG	265,413	4,250,530

		49,480,808

Greece - 1.5%
Motor Oil Hellas Corinth Refineries SA	401,051	9,558,474

Hong Kong - 1.6%
ASMPT Ltd.	633,200	4,978,316
Great Eagle Holdings Ltd.	1,528,493	3,121,147
Pacific Textiles Holdings Ltd.	6,408,600	2,062,016

		10,161,479

Ireland - 4.5%
Bank of Ireland Group PLC	1,492,500	15,436,802
C&C Group PLC (B)	1,710,285	3,366,012
Smurfit Kappa Group PLC	255,010	9,447,900

		28,250,714

Italy - 5.3%
BFF Bank SpA (C)	868,800	8,360,591
Buzzi Unicem SpA	253,400	6,301,004
Danieli & C Officine Meccaniche SpA	145,690	2,983,875
doValue SpA (C)	377,000	2,647,042

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	241,852	$ 9,897,946
Saras SpA (A) (B)	2,247,100	2,905,257

		33,095,715

Japan - 28.7%
Air Water, Inc.	347,900	4,395,987
Capcom Co. Ltd. (A)	378,500	14,223,122
CKD Corp.	262,300	3,995,507
Denka Co. Ltd.	368,060	7,371,305
DTS Corp.	328,000	7,793,138
Fuji Corp.	328,700	5,513,338
Fukushima Galilei Co. Ltd.	21,700	818,291
FULLCAST Holdings Co. Ltd.	92,500	1,679,385
Furyu Corp.	138,200	1,181,410
GMO internet group, Inc. (A)	332,400	6,686,780
Hikari Tsushin, Inc.	47,400	6,467,495
Horiba Ltd.	136,200	7,503,624
Hosokawa Micron Corp.	95,000	2,058,045
Japan Petroleum Exploration Co. Ltd.	145,100	4,828,101
Kadokawa Corp.	132,200	2,819,399
Kumiai Chemical Industry Co. Ltd. (A)	664,700	4,423,913
MatsukiyoCocokara & Co.	98,000	5,247,883
Meitec Corp.	300,800	5,082,906
Nakanishi, Inc.	509,900	9,659,956
Nextage Co. Ltd. (A)	140,300	2,545,102
Nichiha Corp.	198,200	4,187,675
Nippon Parking Development Co. Ltd.	2,255,700	3,887,831
Organo Corp. (A)	101,900	2,460,635
Paramount Bed Holdings Co. Ltd. (A)	309,100	5,481,202
PCA Corp. (A)	360,900	2,890,775
Rohto Pharmaceutical Co. Ltd.	403,100	8,363,146
Sanwa Holdings Corp.	1,089,300	11,931,265
Square Enix Holdings Co. Ltd.	224,900	11,067,129
Takasago Thermal Engineering Co. Ltd. (A)	284,600	4,778,804
Token Corp. (A)	75,000	4,362,862
USS Co. Ltd.	409,400	6,879,550
Wakita & Co. Ltd. (A)	332,600	3,385,663
Yonex Co. Ltd. (A)	386,500	4,614,441

		178,585,665

Netherlands - 2.5%
Euronext NV (C)	69,280	5,509,786
Van Lanschot Kempen NV	328,000	9,969,859

		15,479,645

Norway - 2.8%
ABG Sundal Collier Holding ASA (A)	4,532,027	2,355,945
Aker ASA, A Shares (A)	87,200	5,329,810
Kongsberg Gruppen ASA	141,600	6,360,073
Protector Forsikring ASA	211,100	3,065,034

		17,110,862

Philippines - 0.3%
Alliance Global Group, Inc.	7,109,000	1,773,639

Republic of Korea - 2.3%
Eugene Technology Co. Ltd.	273,609	5,938,728
Gradiant Corp.	100,843	1,073,865
Value Added Technology Co. Ltd.	261,300	7,546,443

		14,559,036

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.7%
Cia de Distribucion Integral Logista Holdings SA	418,064	$ 11,353,317
Fluidra SA	82,000	1,404,663
Vidrala SA	36,694	3,852,052

		16,610,032

Sweden - 3.8%
Cloetta AB, B Shares	2,712,600	5,742,143
Dios Fastigheter AB	1,022,974	7,300,417
Husqvarna AB, B Shares (A)	651,200	5,620,657
Nobia AB (B)	848,300	1,237,038
Trelleborg AB, B Shares (A)	160,800	4,040,597

		23,940,852

Switzerland - 1.9%
Swissquote Group Holding SA	54,076	11,576,187

United Kingdom - 14.6%
Bellway PLC	325,500	9,868,983
Burberry Group PLC	235,900	7,700,244
Clarkson PLC	127,900	4,982,889
Domino’s Pizza Group PLC	1,179,100	4,362,285
Howden Joinery Group PLC	636,200	5,484,284
IG Group Holdings PLC	889,135	8,208,066
Inchcape PLC	390,300	3,973,432
Informa PLC	995,227	9,047,684
Intermediate Capital Group PLC	329,435	5,409,275
International Personal Finance PLC	565,500	699,972
Lancashire Holdings Ltd.	686,200	5,289,120
Oxford Metrics PLC	794,400	948,444
Redde Northgate PLC	261,668	1,236,481
Redrow PLC	1,631,200	10,634,744

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Savills PLC	586,700	$ 7,102,567
Vistry Group PLC	589,300	5,808,617

		90,757,087

Total Common Stocks (Cost $536,694,920)		616,192,691

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	14,558,552	14,558,552

Total Other Investment Company (Cost $14,558,552)		14,558,552

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.10% (D), dated 04/28/2023, to be repurchased at $1,957,389 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 11/30/2024, and with a value of $1,996,234.	$1,957,047	1,957,047

Total Repurchase Agreement (Cost $1,957,047)		1,957,047

Total Investments (Cost $553,210,519)		632,708,290
Net Other Assets (Liabilities) - (1.5)%		(9,415,007)

Net Assets - 100.0%		$623,293,283

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	10.0%	$63,163,562
Household Durables	6.1	38,342,603
Machinery	4.6	28,895,608
Entertainment	4.4	27,732,876
Health Care Equipment & Supplies	3.6	22,687,601
Financial Services	3.5	21,890,174
Chemicals	3.4	21,690,272
Building Products	3.3	20,897,744
Real Estate Management & Development	3.3	20,758,389
Oil, Gas & Consumable Fuels	2.7	17,291,832
Semiconductors & Semiconductor Equipment	2.7	16,819,173
Electronic Equipment, Instruments & Components	2.5	16,067,564
Specialty Retail	2.5	15,892,147
Life Sciences Tools & Services	2.5	15,538,747
Banks	2.4	15,436,802
Food Products	2.4	15,391,616
Commercial Services & Supplies	2.3	14,818,891
IT Services	2.3	14,479,918
Distributors	2.2	14,180,194
Containers & Packaging	2.1	13,299,952
Media	1.9	11,867,083

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Air Freight & Logistics	1.8%	$11,353,317
Trading Companies & Distributors	1.7	10,943,902
Tobacco	1.6	10,122,071
Electrical Equipment	1.6	9,897,946
Textiles, Apparel & Luxury Goods	1.6	9,762,260
Metals & Mining	1.4	9,112,797
Professional Services	1.4	8,576,851
Personal Care Products	1.3	8,363,146
Insurance	1.3	8,354,154
Diversified REITs	1.2	7,522,665
Industrial Conglomerates	1.1	7,103,449
Automobile Components	1.0	6,378,638
Aerospace & Defense	1.0	6,360,073
Construction Materials	1.0	6,301,004
Passenger Airlines	1.0	6,175,685
Leisure Products	0.9	5,795,851
Broadline Retail	0.8	5,324,395
Consumer Staples Distribution & Retail	0.8	5,247,883
Marine Transportation	0.8	4,982,889
Hotels, Restaurants & Leisure	0.7	4,362,285
Transportation Infrastructure	0.7	4,144,721
Software	0.6	3,839,219
Health Care Providers & Services	0.6	3,722,277
Beverages	0.5	3,366,012
Ground Transportation	0.2	1,236,481
Consumer Finance	0.1	699,972

Investments	97.4	616,192,691
Short-Term Investments	2.6	16,515,599

Total Investments	100.0%	$632,708,290

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$616,192,691	$—	$616,192,691
Other Investment Company	14,558,552	—	—	14,558,552
Repurchase Agreement	—	1,957,047	—	1,957,047

Total Investments	$14,558,552	$618,149,738	$—	$632,708,290

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,411,188, collateralized by cash collateral of $14,558,552 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,109,727. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $29,582,149, representing 4.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Australia - 7.0%
BlueScope Steel Ltd.	44,835	$595,934
Brambles Ltd.	193,069	1,828,909
Commonwealth Bank of Australia	18,416	1,218,699
Computershare Ltd.	52,501	781,520
CSL Ltd.	8,646	1,726,058
Mineral Resources Ltd. (A)	7,895	389,465
National Australia Bank Ltd. (A)	81,224	1,563,655
Nufarm Ltd.	113,363	421,509
Perseus Mining Ltd.	548,803	811,072
Pilbara Minerals Ltd. (A)	309,276	880,265
Qantas Airways Ltd. (B)	193,235	852,155
Scentre Group, REIT	145,729	279,668
South32 Ltd.	291,423	823,780

		12,172,689

Austria - 0.4%
voestalpine AG	20,407	707,546

Belgium - 0.4%
Anheuser-Busch InBev SA	11,057	718,920

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	1,063,900	992,127

Denmark - 4.7%
Danske Bank AS (B)	28,022	592,239
Genmab AS (B)	3,338	1,371,800
Novo Nordisk AS, Class B	35,745	5,946,336
Pandora AS	3,366	311,563

		8,221,938

Finland - 2.3%
Nokia OYJ	215,737	912,816
Nordea Bank Abp	271,306	3,014,011

		3,926,827

France - 12.1%
BNP Paribas SA	9,830	635,150
Capgemini SE	7,240	1,320,267
Cie de Saint-Gobain	30,824	1,784,546
Eiffage SA	12,951	1,541,478
Hermes International	707	1,534,950
LVMH Moet Hennessy Louis Vuitton SE	4,528	4,355,398
Pernod Ricard SA	4,195	968,832
Publicis Groupe SA	8,267	675,886
Remy Cointreau SA	3,509	607,156
Renault SA (B)	35,431	1,316,012
Rexel SA (B)	25,081	580,966
Sanofi	20,818	2,243,520
Societe Generale SA	13,606	330,466
TotalEnergies SE	26,907	1,719,355
Unibail-Rodamco-Westfield, REIT (B)	14,008	751,193
Veolia Environnement SA	23,292	737,540

		21,102,715

Germany - 6.0%
Bayer AG	14,460	954,306
Bayerische Motoren Werke AG	13,268	1,487,136
Brenntag SE	5,424	442,081
Delivery Hero SE (B) (C)	6,922	276,681
Deutsche Post AG	16,994	817,404
Deutsche Telekom AG	98,613	2,377,734
Infineon Technologies AG	40,505	1,475,061

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	10,300	$ 803,256
Merck KGaA (B)	10,485	1,880,682

		10,514,341

Hong Kong - 1.8%
AIA Group Ltd.	111,000	1,208,465
CK Hutchison Holdings Ltd.	222,000	1,484,165
New World Development Co. Ltd.	157,000	418,699

		3,111,329

Israel - 0.5%
Teva Pharmaceutical Industries Ltd., ADR (B)	104,700	914,031

Italy - 2.3%
Enel SpA	86,462	590,718
Ferrari NV	3,245	904,214
Intesa Sanpaolo SpA	629,893	1,656,235
Leonardo SpA	72,079	858,958

		4,010,125

Japan - 20.7%
Canon, Inc.	41,900	997,947
Cosmo Energy Holdings Co. Ltd.	13,900	444,370
Electric Power Development Co. Ltd.	37,700	602,813
FUJIFILM Holdings Corp.	31,700	1,652,202
Fujitsu Ltd.	10,100	1,346,100
Honda Motor Co. Ltd.	39,400	1,045,007
Ibiden Co. Ltd. (A)	13,500	531,174
Inpex Corp.	37,200	407,081
ITOCHU Corp. (A)	85,100	2,823,181
Japan Tobacco, Inc.	27,900	600,321
KDDI Corp.	24,100	752,357
Marubeni Corp.	161,800	2,296,458
Mitsubishi Corp.	46,700	1,731,442
Mitsubishi UFJ Financial Group, Inc.	117,000	732,365
Mitsui & Co. Ltd.	29,300	914,708
Mizuho Financial Group, Inc.	41,990	608,680
Murata Manufacturing Co. Ltd.	9,400	533,320
Nintendo Co. Ltd.	23,800	1,006,201
Nippon Telegraph & Telephone Corp.	127,100	3,878,326
Olympus Corp.	33,900	593,467
Ono Pharmaceutical Co. Ltd.	27,600	555,729
Otsuka Corp.	15,300	556,905
Otsuka Holdings Co. Ltd.	20,800	707,632
Renesas Electronics Corp. (B)	43,700	569,518
Sekisui Chemical Co. Ltd.	84,800	1,206,912
Sekisui House Ltd.	33,100	680,491
Seven & i Holdings Co. Ltd.	20,800	942,603
SoftBank Group Corp. (A)	11,100	416,277
Sony Group Corp.	17,400	1,574,242
Sumitomo Mitsui Financial Group, Inc.	67,000	2,738,533
Sysmex Corp.	13,200	849,066
Takeda Pharmaceutical Co. Ltd.	17,800	590,233
Toyota Motor Corp.	94,100	1,291,995

		36,177,656

Netherlands - 5.6%
ASML Holding NV	6,221	3,947,924
ASR Nederland NV	8,907	391,753
Heineken NV (A)	4,538	521,077
Just Eat Takeaway.com NV (A) (B) (C)	32,407	568,289

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	32,347	$ 1,112,240
NN Group NV	26,167	975,777
Prosus NV (B)	9,013	674,475
Stellantis NV (A)	99,676	1,653,283

		9,844,818

Norway - 0.5%
Equinor ASA	32,738	942,560

Singapore - 0.6%
DBS Group Holdings Ltd.	42,700	1,055,115

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	91,075	666,759
Banco Santander SA (A)	557,761	1,959,457
Cellnex Telecom SA (A) (B) (C)	8,934	376,157
Iberdrola SA (A)	124,499	1,613,271
Repsol SA	26,983	396,372
Telefonica SA	141,324	641,920

		5,653,936

Sweden - 1.8%
Assa Abloy AB, B Shares (A)	35,013	834,220
Atlas Copco AB, A Shares (A)	93,461	1,351,831
SSAB AB, B Shares	140,087	946,859

		3,132,910

Switzerland - 7.7%
Alcon, Inc.	29,463	2,145,387
Cie Financiere Richemont SA, Class A	4,932	815,263
Glencore PLC	53,000	312,840
Nestle SA	18,602	2,386,442
Novartis AG	9,284	949,696
Roche Holding AG	5,817	1,821,536
Sonova Holding AG	4,140	1,312,902
Swiss Life Holding AG (B)	3,085	2,036,275
UBS Group AG (B)	83,773	1,704,996

		13,485,337

United Kingdom - 17.0%
3i Group PLC	109,547	2,437,315
Anglo American PLC	14,042	432,693
Ashtead Group PLC	10,875	627,010
AstraZeneca PLC	18,368	2,703,089
BAE Systems PLC	64,491	821,614
Barclays PLC	544,251	1,096,345
Bellway PLC	10,652	322,963
BP PLC	173,134	1,161,555

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	40,760	$ 1,505,911
Coca-Cola Europacific Partners PLC	23,654	1,524,973
Compass Group PLC	34,039	897,982
Diageo PLC	35,349	1,612,483
GSK PLC	43,518	784,767
Halma PLC	24,474	711,787
HSBC Holdings PLC	365,478	2,634,126
Imperial Brands PLC	81,233	2,010,848
Lloyds Banking Group PLC	1,119,267	679,978
RELX PLC	46,649	1,554,284
Rio Tinto PLC	18,527	1,177,805
Rolls-Royce Holdings PLC (B)	479,163	917,918
Shell PLC	50,166	1,541,509
SSE PLC	80,070	1,847,468
Standard Chartered PLC	99,284	786,640

		29,791,063

Total Common Stocks (Cost $145,317,840)		166,475,983

PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 21.49% (D)	14,468	1,975,602

Total Preferred Stock (Cost $2,211,501)		1,975,602

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF	23,800	1,752,156

Total Exchange-Traded Fund (Cost $1,713,066)		1,752,156

OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	8,030,529	8,030,529

Total Other Investment Company (Cost $8,030,529)		8,030,529

Total Investments (Cost $157,272,936)		178,234,270
Net Other Assets (Liabilities) - (1.9)%		(3,275,114)

Net Assets - 100.0%		$174,959,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.3%	$21,968,453
Pharmaceuticals	11.2	20,051,557
Automobiles	5.9	10,476,505
Trading Companies & Distributors	5.3	9,415,846
Diversified Telecommunication Services	4.1	7,274,137
Metals & Mining	4.0	7,078,259
Textiles, Apparel & Luxury Goods	3.9	7,017,174
Oil, Gas & Consumable Fuels	3.7	6,612,802
Semiconductors & Semiconductor Equipment	3.4	5,992,503
Beverages	3.3	5,953,441
Health Care Equipment & Supplies	2.7	4,900,822
Insurance	2.6	4,612,270
Capital Markets	2.3	4,142,311
Tobacco	2.3	4,117,080
Electric Utilities	2.3	4,051,457
Household Durables	2.1	3,784,608
IT Services	1.8	3,223,272
Biotechnology	1.7	3,097,858
Technology Hardware, Storage & Peripherals	1.5	2,650,149
Building Products	1.5	2,618,766
Aerospace & Defense	1.5	2,598,490
Food Products	1.3	2,386,442
Machinery	1.3	2,343,958
Professional Services	1.3	2,335,804
Consumer Staples Distribution & Retail	1.2	2,054,843
Commercial Services & Supplies	1.0	1,828,909
Electronic Equipment, Instruments & Components	1.0	1,776,281
International Equity Funds	1.0	1,752,156
Hotels, Restaurants & Leisure	1.0	1,742,952
Construction & Engineering	0.9	1,541,478
Industrial Conglomerates	0.8	1,484,165
Wireless Telecommunication Services	0.7	1,168,634
Retail REITs	0.6	1,030,861
Entertainment	0.6	1,006,201
Communications Equipment	0.5	912,816
Passenger Airlines	0.5	852,155
Air Freight & Logistics	0.5	817,404
Multi-Utilities	0.4	737,540
Media	0.4	675,886
Broadline Retail	0.4	674,475
Independent Power & Renewable Electricity Producers	0.3	602,813
Chemicals	0.2	421,509
Real Estate Management & Development	0.2	418,699

Investments	95.5	170,203,741
Short-Term Investments	4.5	8,030,529

Total Investments	100.0%	$178,234,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,439,004	$164,036,979	$—	$166,475,983
Preferred Stock	—	1,975,602	—	1,975,602
Exchange-Traded Fund	1,752,156	—	—	1,752,156
Other Investment Company	8,030,529	—	—	8,030,529

Total Investments	$12,221,689	$166,012,581	$—	$178,234,270

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,947,362, collateralized by cash collateral of $8,030,529 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,591,101. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $1,221,127, representing 0.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Australia - 3.1%
Cochlear Ltd.	323	$52,961
CSL Ltd.	532	106,207

		159,168

Belgium - 1.3%
KBC Group NV	905	64,697

Brazil - 2.2%
Itau Unibanco Holding SA, ADR	8,021	41,308
Klabin SA	9,417	36,118
Sao Martinho SA	5,893	37,098

		114,524

Canada - 4.4%
BCE, Inc.	2,520	121,122
Canadian Pacific Kansas City Ltd.	1,317	103,832

		224,954

China - 1.5%
BYD Co. Ltd., H Shares	2,500	75,816

Colombia - 0.6%
Interconexion Electrica SA ESP	7,640	29,597

Denmark - 3.8%
Coloplast AS, Class B	297	42,792
Novo Nordisk AS, Class B	509	84,674
Novozymes AS, B Shares	763	39,724
Orsted AS (A)	296	26,566

		193,756

France - 8.3%
Air Liquide SA	378	67,999
Cie Generale des Etablissements Michelin SCA	2,025	64,491
Dassault Systemes SE	922	37,429
EssilorLuxottica SA	420	83,152
Kering SA	98	62,756
L’Oreal SA	236	112,788

		428,615

Germany - 6.3%
Infineon Technologies AG	2,457	89,476
Merck KGaA (B)	417	74,797
SAP SE	606	82,002
Siemens AG	464	76,482

		322,757

Hong Kong - 6.4%
AIA Group Ltd.	9,800	106,693
China Water Affairs Group Ltd.	60,000	48,091
Hang Seng Bank Ltd.	5,200	77,079
Hong Kong Exchanges & Clearing Ltd.	2,400	99,640

		331,503

India - 2.1%
HDFC Bank Ltd., ADR	1,521	106,166

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk PT	245,500	85,552

Ireland - 4.7%
Accenture PLC, Class A	237	66,429
Aptiv PLC (B)	446	45,876
Kerry Group PLC, Class A	888	93,528
Kingspan Group PLC	532	36,867

		242,700

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.2%
Prysmian SpA	896	$ 36,669
Terna - Rete Elettrica Nazionale	3,132	27,110

		63,779

Japan - 14.0%
Daifuku Co. Ltd.	4,100	75,542
East Japan Railway Co.	900	51,499
FANUC Corp.	1,400	47,280
KDDI Corp.	2,500	78,045
Nidec Corp.	2,000	98,964
Omron Corp.	900	52,793
ORIX Corp.	4,800	81,660
Recruit Holdings Co. Ltd.	2,500	70,134
Sony Group Corp., ADR	1,232	110,473
Sysmex Corp.	800	51,459

		717,849

Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O	10,376	89,924

Netherlands - 1.7%
Koninklijke Ahold Delhaize NV	2,604	89,538

Norway - 1.2%
DNB Bank ASA	3,408	59,947

Peru - 1.0%
Credicorp Ltd.	378	51,211

Portugal - 1.5%
Jeronimo Martins SGPS SA	3,149	79,466

Singapore - 2.0%
CapitaLand Ascott Trust	2,104	1,708
Capitaland Investment Ltd.	36,900	103,291

		104,999

Spain - 3.6%
Amadeus IT Group SA (B)	756	53,136
EDP Renovaveis SA (B)	1,117	24,828
Industria de Diseno Textil SA	3,114	107,049

		185,013

Sweden - 3.1%
Assa Abloy AB, B Shares	2,623	62,496
Atlas Copco AB, A Shares	4,066	58,811
Epiroc AB, Class A	1,912	38,303

		159,610

Switzerland - 7.1%
DSM-Firmenich AG (B)	526	68,833
Kuehne & Nagel International AG	171	50,660
Roche Holding AG	305	95,508
Sika AG	223	61,598
Straumann Holding AG	260	39,117
TE Connectivity Ltd.	387	47,357

		363,073

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,065	89,780

United Kingdom - 8.4%
Aviva PLC	12,340	65,702
Croda International PLC	805	70,727
Dechra Pharmaceuticals PLC	1,183	55,531
Ferguson PLC	475	66,890
Greggs PLC	2,223	78,952

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halma PLC	1,404	$ 40,833
National Grid PLC, ADR	764	54,741

		433,376

United States - 1.3%
Linde PLC	182	67,240

Total Common Stocks (Cost $4,802,512)		4,934,610

Total Investments (Cost $4,802,512)		4,934,610
Net Other Assets (Liabilities) - 4.1%		208,406

Net Assets - 100.0%		$5,143,016

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Banks	11.7%		$575,884
Chemicals	7.6		376,121
Pharmaceuticals	6.3		310,510
Health Care Equipment & Supplies	5.5		269,481
Machinery	4.5		219,936
Semiconductors & Semiconductor Equipment	3.6		179,256
Insurance	3.5		172,395
Consumer Staples Distribution & Retail	3.4		169,004
Ground Transportation	3.1		155,331
Electronic Equipment, Instruments & Components	2.9		140,983
Electrical Equipment	2.7		135,633
Hotels, Restaurants & Leisure	2.7		132,088
Food Products	2.6		130,626
Diversified Telecommunication Services	2.5		121,122
Software	2.4		119,431
Personal Care Products	2.3		112,788
Household Durables	2.2		110,473
Automobile Components	2.2		110,367
Specialty Retail	2.2		107,049
Biotechnology	2.2		106,207
Real Estate Management & Development	2.1		103,291
Capital Markets	2.0		99,640
Building Products	2.0		99,363
Electric Utilities	1.7		83,273
Financial Services	1.7		81,660
Wireless Telecommunication Services	1.6		78,045
Industrial Conglomerates	1.6		76,482
Automobiles	1.5		75,816
Professional Services	1.4		70,134
Trading Companies & Distributors	1.4		66,890
IT Services	1.3		66,429
Textiles, Apparel & Luxury Goods	1.3		62,756
Multi-Utilities	1.1		54,741
Marine Transportation	1.0		50,660
Water Utilities	1.0		48,091
Containers & Packaging	0.7		36,118
Independent Power & Renewable Electricity Producers	0.5		24,828
Hotel & Resort REITs	0.0	(C)	1,708

Investments	100.0		4,934,610

Total Investments	100.0%		$4,934,610

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,165,162	$3,769,448	$—	$4,934,610

Total Investments	$1,165,162	$3,769,448	$—	$4,934,610

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of the 144A security is $26,566, representing 0.5% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.6%
Raytheon Technologies Corp.	386,680	$38,629,332
Textron, Inc.	311,008	20,818,876

		59,448,208

Automobiles - 1.4%
General Motors Co.	680,875	22,496,110

Banks - 8.2%
Bank of America Corp.	1,417,841	41,514,384
JPMorgan Chase & Co.	411,011	56,818,161
Wells Fargo & Co.	894,936	35,573,706

		133,906,251

Beverages - 3.0%
PepsiCo, Inc.	253,719	48,432,420

Biotechnology - 2.1%
AbbVie, Inc.	223,682	33,802,824

Capital Markets - 2.4%
BlackRock, Inc.	58,501	39,265,871

Chemicals - 2.7%
Air Products & Chemicals, Inc.	149,070	43,880,245

Communications Equipment - 1.8%
Motorola Solutions, Inc.	100,868	29,392,935

Construction & Engineering - 2.1%
Quanta Services, Inc.	197,786	33,552,417

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	100,652	36,556,806

Consumer Staples Distribution & Retail - 1.5%
Target Corp.	154,489	24,370,640

Electric Utilities - 3.9%
Duke Energy Corp.	382,784	37,849,682
Xcel Energy, Inc.	357,543	24,995,831

		62,845,513

Energy Equipment & Services - 2.0%
Schlumberger NV	646,849	31,921,998

Entertainment - 2.5%
Walt Disney Co. (A)	390,968	40,074,220

Financial Services - 3.3%
PayPal Holdings, Inc. (A)	422,190	32,086,440
State Street Corp.	300,028	21,680,023

		53,766,463

Food Products - 3.1%
Mondelez International, Inc., Class A	338,862	25,997,493
Tyson Foods, Inc., Class A	400,791	25,045,429

		51,042,922

Ground Transportation - 1.8%
CSX Corp.	946,689	29,006,551

Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	275,819	30,469,725
Boston Scientific Corp. (A)	747,051	38,936,298

		69,406,023

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	241,379	40,274,086
UnitedHealth Group, Inc.	74,249	36,537,191

		76,811,277

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 2.1%
Prologis, Inc.	275,185	$ 34,466,921

Insurance - 2.4%
Hartford Financial Services Group, Inc.	541,965	38,474,095

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A (A)	481,693	51,704,927
Meta Platforms, Inc., Class A (A)	211,614	50,855,076

		102,560,003

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.	94,840	52,626,716

Machinery - 4.1%
Caterpillar, Inc.	127,966	27,998,961
Parker-Hannifin Corp.	121,621	39,512,230

		67,511,191

Media - 1.6%
Fox Corp., Class A	805,554	26,792,726

Oil, Gas & Consumable Fuels - 7.7%
ConocoPhillips	411,300	42,318,657
Exxon Mobil Corp.	694,699	82,210,680

		124,529,337

Passenger Airlines - 0.9%
Southwest Airlines Co.	494,667	14,983,464

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	557,128	37,199,437
Eli Lilly & Co.	95,633	37,857,279

		75,056,716

Semiconductors & Semiconductor Equipment - 1.6%
Micron Technology, Inc.	405,490	26,097,336

Software - 2.6%
Microsoft Corp.	137,667	42,299,563

Specialized REITs - 2.1%
American Tower Corp.	163,561	33,430,233

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	154,787	32,169,382

Total Common Stocks (Cost $1,319,313,729)		1,590,977,377

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 2.10% (B), dated 04/28/2023, to be repurchased at $33,912,297 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $34,584,507.	$33,906,363	33,906,363

Total Repurchase Agreement (Cost $33,906,363)		33,906,363

Total Investments (Cost $1,353,220,092)		1,624,883,740
Net Other Assets (Liabilities) - 0.1%		1,252,310

Net Assets - 100.0%		$1,626,136,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,590,977,377	$—	$—	$1,590,977,377
Repurchase Agreement	—	33,906,363	—	33,906,363

Total Investments	$1,590,977,377	$33,906,363	$—	$1,624,883,740

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.	543	$250,470
Textron, Inc.	7,230	483,976

		734,446

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	1,718	195,577
United Parcel Service, Inc., Class B	6,879	1,236,913

		1,432,490

Automobiles - 1.3%
Rivian Automotive, Inc., Class A (A) (B)	12,342	158,225
Tesla, Inc. (B)	12,823	2,106,947

		2,265,172

Banks - 3.3%
Bank of America Corp.	45,003	1,317,688
Citigroup, Inc.	10,639	500,778
JPMorgan Chase & Co.	16,972	2,346,209
PNC Financial Services Group, Inc.	1,944	253,206
Regions Financial Corp.	26,072	476,075
Truist Financial Corp.	3,008	98,000
US Bancorp	14,750	505,630

		5,497,586

Beverages - 1.9%
Coca-Cola Co.	24,975	1,602,146
PepsiCo, Inc.	8,314	1,587,060

		3,189,206

Biotechnology - 2.1%
Amgen, Inc.	4,259	1,021,053
Biogen, Inc. (B)	437	132,948
Gilead Sciences, Inc.	3,458	284,282
Incyte Corp. (B)	4,718	351,066
Moderna, Inc. (B)	1,156	153,621
Regeneron Pharmaceuticals, Inc. (B)	764	612,568
Vertex Pharmaceuticals, Inc. (B)	3,058	1,041,952

		3,597,490

Broadline Retail - 2.7%
Amazon.com, Inc. (B)	39,849	4,202,077
eBay, Inc.	6,013	279,184

		4,481,261

Building Products - 0.7%
Allegion PLC	4,005	442,473
Carrier Global Corp.	3,688	154,232
Lennox International, Inc.	2,007	565,793

		1,162,498

Capital Markets - 1.8%
Ameriprise Financial, Inc.	3,333	1,016,965
BlackRock, Inc.	282	189,278
Goldman Sachs Group, Inc.	2,870	985,673
LPL Financial Holdings, Inc.	2,406	502,469
Morgan Stanley	2,029	182,549
Nasdaq, Inc.	1,473	81,560

		2,958,494

Chemicals - 1.2%
Dow, Inc.	10,450	568,480
Linde PLC	1,946	718,950
LyondellBasell Industries NV, Class A	5,648	534,357

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	5,800	$ 248,530

		2,070,317

Commercial Services & Supplies - 1.1%
Cintas Corp.	1,670	761,136
Copart, Inc. (B)	5,439	429,953
Waste Management, Inc.	3,970	659,218

		1,850,307

Communications Equipment - 1.4%
Arista Networks, Inc. (B)	1,068	171,051
Cisco Systems, Inc.	43,282	2,045,074
Motorola Solutions, Inc.	390	113,646

		2,329,771

Consumer Finance - 0.9%
American Express Co.	5,764	929,964
Discover Financial Services	3,977	411,500
Synchrony Financial	5,148	151,917

		1,493,381

Consumer Staples Distribution & Retail - 1.4%
BJ’s Wholesale Club Holdings, Inc. (B)	1,059	80,876
Casey’s General Stores, Inc.	752	172,073
Costco Wholesale Corp.	1,737	874,093
Kroger Co.	12,368	601,456
Performance Food Group Co. (B)	3,149	197,411
Sysco Corp.	4,007	307,497
Target Corp.	502	79,190
US Foods Holding Corp. (B)	2,197	84,365

		2,396,961

Containers & Packaging - 0.3%
AptarGroup, Inc.	674	79,876
Avery Dennison Corp.	661	115,331
Graphic Packaging Holding Co.	7,029	173,335
International Paper Co.	4,138	137,009

		505,551

Distributors - 0.4%
LKQ Corp.	10,649	614,767

Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc.	61,219	145,089
Verizon Communications, Inc.	25,829	1,002,940

		1,148,029

Electric Utilities - 1.0%
Duke Energy Corp.	10,582	1,046,348
Exelon Corp.	2,582	109,580
NextEra Energy, Inc.	6,857	525,452

		1,681,380

Electrical Equipment - 0.2%
Acuity Brands, Inc.	850	133,773
Plug Power, Inc. (B)	15,578	140,669

		274,442

Electronic Equipment, Instruments & Components - 0.1%
Teledyne Technologies, Inc. (B)	453	187,723

Energy Equipment & Services - 0.4%
Baker Hughes Co.	4,545	132,896
Halliburton Co.	6,964	228,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger NV	7,452	$ 367,756

		728,723

Entertainment - 0.9%
Electronic Arts, Inc.	4,163	529,866
Netflix, Inc. (B)	833	274,832
Walt Disney Co. (B)	6,898	707,045

		1,511,743

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B (B)	2,274	747,123
Fidelity National Information Services, Inc.	2,780	163,241
Intercontinental Exchange, Inc.	887	96,621
Mastercard, Inc., Class A	5,568	2,116,007
Moody’s Corp.	430	134,642
PayPal Holdings, Inc. (B)	7,074	537,624
Visa, Inc., Class A	14,600	3,397,858
Voya Financial, Inc.	1,173	89,711
Western Union Co.	13,229	144,593
WEX, Inc. (B)	448	79,453

		7,506,873

Food Products - 1.2%
Archer-Daniels-Midland Co.	5,958	465,201
General Mills, Inc.	6,426	569,536
Hershey Co.	1,905	520,179
Ingredion, Inc.	1,578	167,536
J.M. Smucker Co.	2,202	340,011

		2,062,463

Ground Transportation - 1.5%
CSX Corp.	29,135	892,696
Norfolk Southern Corp.	1,394	283,024
Old Dominion Freight Line, Inc.	345	110,535
Ryder System, Inc.	1,744	138,055
U-Haul Holding Co. (A)	2,618	159,855
Union Pacific Corp.	5,016	981,631

		2,565,796

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	9,118	1,007,265
Align Technology, Inc. (B)	243	79,048
Cooper Cos., Inc.	990	377,635
Dexcom, Inc. (B)	2,208	267,919
Edwards Lifesciences Corp. (B)	4,017	353,416
Hologic, Inc. (B)	5,111	439,597
IDEXX Laboratories, Inc. (B)	381	187,513
Integra LifeSciences Holdings Corp. (B)	1,452	80,325
Intuitive Surgical, Inc. (B)	1,053	317,185
Zimmer Biomet Holdings, Inc.	984	136,225

		3,246,128

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	1,270	211,900
Cardinal Health, Inc.	4,335	355,903
Centene Corp. (B)	5,628	387,938
Cigna Group	1,892	479,225
CVS Health Corp.	10,750	788,082
Elevance Health, Inc.	2,226	1,043,215
HCA Healthcare, Inc.	827	237,622
Humana, Inc.	1,363	723,058
Laboratory Corp. of America Holdings	1,130	256,182

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	612	$ 222,915
UnitedHealth Group, Inc.	5,763	2,835,915

		7,541,955

Health Care REITs - 0.4%
Healthpeak Properties, Inc.	29,863	656,090

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	33,268	537,944

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (B)	411	1,104,073
Caesars Entertainment, Inc. (B)	3,214	145,562
Hilton Worldwide Holdings, Inc.	7,643	1,100,745
Starbucks Corp.	5,364	613,051
Yum! Brands, Inc.	2,970	417,523

		3,380,954

Household Durables - 0.4%
Leggett & Platt, Inc.	7,693	248,561
NVR, Inc. (B)	61	356,240

		604,801

Household Products - 2.3%
Colgate-Palmolive Co.	11,567	923,047
Kimberly-Clark Corp.	2,553	369,904
Procter & Gamble Co.	16,726	2,615,612

		3,908,563

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	6,205	146,810

Industrial Conglomerates - 1.9%
3M Co.	10,550	1,120,621
Honeywell International, Inc.	10,145	2,027,377

		3,147,998

Industrial REITs - 0.2%
Prologis, Inc.	2,536	317,634

Insurance - 3.0%
Assurant, Inc.	1,304	160,562
Hartford Financial Services Group, Inc.	10,591	751,855
Marsh & McLennan Cos., Inc.	7,802	1,405,842
Progressive Corp.	8,808	1,201,411
Prudential Financial, Inc.	8,938	777,606
Travelers Cos., Inc.	3,997	724,017

		5,021,293

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (B)	27,491	2,950,884
Alphabet, Inc., Class C (B)	24,573	2,659,290
Meta Platforms, Inc., Class A (B)	9,492	2,281,117

		7,891,291

IT Services - 2.3%
Accenture PLC, Class A	3,564	998,953
Cognizant Technology Solutions Corp., Class A	1,417	84,609
Fiserv, Inc. (B)	5,525	674,713
Gartner, Inc. (B)	1,218	368,396
GoDaddy, Inc., Class A (B)	3,178	240,511
International Business Machines Corp.	9,582	1,211,261
VeriSign, Inc. (B)	897	198,955

		3,777,398

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.1%
Hasbro, Inc.	1,599	$ 94,693

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	2,616	354,285
Avantor, Inc. (B)	8,477	165,132
Danaher Corp.	1,269	300,639
Mettler-Toledo International, Inc. (B)	419	624,939
QIAGEN NV (B)	4,166	185,845
Waters Corp. (B)	1,265	379,955
West Pharmaceutical Services, Inc.	516	186,400

		2,197,195

Machinery - 1.3%
AGCO Corp.	1,831	226,934
Allison Transmission Holdings, Inc.	3,478	169,692
Caterpillar, Inc.	3,880	848,944
Cummins, Inc.	499	117,285
Deere & Co.	404	152,720
Ingersoll Rand, Inc.	2,798	159,542
Otis Worldwide Corp.	5,253	448,081

		2,123,198

Media - 0.7%
Cable One, Inc.	221	167,609
Comcast Corp., Class A	4,307	178,180
Fox Corp., Class A	7,045	234,317
Fox Corp., Class B	19,090	583,009

		1,163,115

Metals & Mining - 0.7%
Nucor Corp.	2,375	351,927
Reliance Steel & Aluminum Co.	2,631	651,962
Steel Dynamics, Inc.	1,485	154,366

		1,158,255

Multi-Utilities - 0.8%
Consolidated Edison, Inc.	5,006	492,941
DTE Energy Co.	6,397	719,087
Sempra Energy	523	81,321

		1,293,349

Office REITs - 0.6%
Cousins Properties, Inc.	14,565	317,663
Douglas Emmett, Inc.	10,813	139,271
JBG SMITH Properties	8,920	127,288
Kilroy Realty Corp.	11,908	348,190

		932,412

Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy, Inc.	1,576	241,128
Chevron Corp.	13,709	2,311,063
ConocoPhillips	7,148	735,458
Devon Energy Corp.	2,060	110,066
EOG Resources, Inc.	2,065	246,705
EQT Corp.	4,190	145,980
Exxon Mobil Corp.	3,296	390,049
Marathon Petroleum Corp.	5,010	611,220
ONEOK, Inc.	10,554	690,337
Phillips 66	4,861	481,239
Pioneer Natural Resources Co.	3,448	750,112
Valero Energy Corp.	2,728	312,820

		7,026,177

	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (B)	9,693	$ 332,567

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	755	186,274

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	15,219	1,016,173
Eli Lilly & Co.	2,959	1,171,350
Johnson & Johnson	12,945	2,119,096
Merck & Co., Inc.	8,240	951,473
Pfizer, Inc.	36,222	1,408,673

		6,666,765

Professional Services - 0.9%
Automatic Data Processing, Inc.	2,745	603,900
Clarivate PLC (B)	17,010	150,708
Concentrix Corp.	1,237	119,383
Paychex, Inc.	3,523	387,037
Robert Half International, Inc.	3,568	260,464

		1,521,492

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (B)	4,596	352,329

Retail REITs - 0.1%
Regency Centers Corp.	1,833	112,601

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (B)	5,502	491,714
Applied Materials, Inc.	4,758	537,797
Broadcom, Inc.	268	167,902
Cirrus Logic, Inc. (B)	2,832	242,957
Enphase Energy, Inc. (B)	1,384	227,253
Intel Corp.	17,537	544,699
Lam Research Corp.	1,170	613,174
Lattice Semiconductor Corp. (B)	1,370	109,189
NVIDIA Corp.	11,073	3,072,647
NXP Semiconductors NV	3,334	545,909
ON Semiconductor Corp. (B)	2,411	173,495
Qorvo, Inc. (B)	2,880	265,190
QUALCOMM, Inc.	3,690	430,992
Skyworks Solutions, Inc.	2,844	301,180
Texas Instruments, Inc.	6,779	1,133,449

		8,857,547

Software - 10.4%
Adobe, Inc. (B)	3,174	1,198,375
ANSYS, Inc. (B)	355	111,442
Autodesk, Inc. (B)	2,091	407,306
Cadence Design Systems, Inc. (B)	3,189	667,936
Dynatrace, Inc. (B)	2,027	85,702
Fair Isaac Corp. (B)	115	83,714
Fortinet, Inc. (B)	7,085	446,709
Intuit, Inc.	2,008	891,452
Manhattan Associates, Inc. (B)	557	92,284
Microsoft Corp.	33,544	10,306,730
Oracle Corp.	4,472	423,588
Salesforce, Inc. (B)	4,936	979,154
ServiceNow, Inc. (B)	1,081	496,633
Synopsys, Inc. (B)	2,113	784,599
VMware, Inc., Class A (B)	3,014	376,840

		17,352,464

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.3%
Crown Castle, Inc.	1,257	$ 154,724
Equinix, Inc.	189	136,851
SBA Communications Corp.	742	193,581

		485,156

Specialty Retail - 2.9%
AutoZone, Inc. (B)	171	455,426
Home Depot, Inc.	6,373	1,915,341
Lowe’s Cos., Inc.	3,921	814,902
TJX Cos., Inc.	14,139	1,114,436
Ulta Beauty, Inc. (B)	987	544,261

		4,844,366

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	69,512	11,794,796
Hewlett Packard Enterprise Co.	12,933	185,201

		11,979,997

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (B)	181	86,761
Tapestry, Inc.	6,389	260,735

		347,496

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	920	332,221

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (B)	1,108	$ 159,441

Total Common Stocks (Cost $132,024,748)		163,944,839

EXCHANGE-TRADED FUND - 1.9%
U.S. Equity Fund - 1.9%
SPDR S&P 500 ETF Trust (A)	7,799	3,243,838

Total Exchange-Traded Fund (Cost $3,095,788)		3,243,838

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	2,081,921	2,081,921

Total Other Investment Company (Cost $2,081,921)		2,081,921

Total Investments (Cost $137,202,457)		169,270,598
Net Other Assets (Liabilities) - (1.2)%		(2,000,104)

Net Assets - 100.0%		$167,270,494

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$163,944,839	$—	$—	$163,944,839
Exchange-Traded Fund	3,243,838	—	—	3,243,838
Other Investment Company	2,081,921	—	—	2,081,921

Total Investments	$169,270,598	$—	$—	$169,270,598

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,465,726, collateralized by cash collateral of $2,081,921 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,455,602. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	23,828	$2,380,417

Automobiles - 1.2%
Rivian Automotive, Inc., Class A (A)	23,430	300,372
Tesla, Inc. (A)	28,606	4,700,252

		5,000,624

Beverages - 1.8%
Brown-Forman Corp., Class B	23,266	1,514,384
Constellation Brands, Inc., Class A	12,257	2,812,614
Monster Beverage Corp. (A)	56,179	3,146,024

		7,473,022

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (A)	1,651	328,879
Intellia Therapeutics, Inc. (A)	18,873	712,456
Moderna, Inc. (A)	2,110	280,398
ProKidney Corp. (A)	76,909	726,021
Regeneron Pharmaceuticals, Inc. (A)	2,206	1,768,749
United Therapeutics Corp. (A)	3,865	889,452
Vertex Pharmaceuticals, Inc. (A)	8,566	2,918,693

		7,624,648

Broadline Retail - 6.1%
Amazon.com, Inc. (A)	134,636	14,197,366
Coupang, Inc. (A)	222,038	3,721,357
Global-e Online Ltd. (A)	42,417	1,182,586
MercadoLibre, Inc. (A)	4,277	5,463,825

		24,565,134

Building Products - 1.0%
Builders FirstSource, Inc. (A)	11,381	1,078,577
Fortune Brands Innovations, Inc.	18,350	1,187,062
Johnson Controls International PLC	32,568	1,948,869

		4,214,508

Capital Markets - 1.0%
Ares Management Corp., Class A	17,479	1,530,985
Coinbase Global, Inc., Class A (A)	8,477	455,978
Morgan Stanley	23,011	2,070,300

		4,057,263

Chemicals - 1.0%
Albemarle Corp.	5,281	979,414
Ginkgo Bioworks Holdings, Inc. (A)	533,610	651,004
Sherwin-Williams Co.	9,912	2,354,497

		3,984,915

Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (A)	281,264	402,208

Consumer Finance - 0.4%
American Express Co.	10,665	1,720,691

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp., Class A	39,152	2,954,801
CDW Corp.	13,666	2,317,617
Jabil, Inc.	26,283	2,054,017

		7,326,435

Energy Equipment & Services - 0.2%
Schlumberger NV	19,827	978,462

Entertainment - 3.5%
ROBLOX Corp., Class A (A)	292,997	10,430,693
Sea Ltd., ADR (A)	22,122	1,685,033

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Walt Disney Co. (A)	19,981	$ 2,048,052

		14,163,778

Financial Services - 6.6%
Adyen NV (A) (B) (C)	5,500	8,837,686
Affirm Holdings, Inc. (A)	139,374	1,374,228
Block, Inc. (A)	86,113	5,234,809
FleetCor Technologies, Inc. (A)	10,779	2,305,844
Mastercard, Inc., Class A	18,876	7,173,446
S&P Global, Inc.	5,357	1,942,341

		26,868,354

Ground Transportation - 4.3%
Grab Holdings Ltd., Class A (A)	1,022,961	2,976,817
Uber Technologies, Inc. (A)	471,387	14,636,566

		17,613,383

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (A)	3,706	1,205,562
Dexcom, Inc. (A)	15,101	1,832,355
Edwards Lifesciences Corp. (A)	21,033	1,850,483
Teleflex, Inc.	5,174	1,410,019

		6,298,419

Health Care Providers & Services - 3.6%
agilon health, Inc. (A) (B)	351,172	8,522,944
UnitedHealth Group, Inc.	12,695	6,247,083

		14,770,027

Health Care Technology - 1.5%
Doximity, Inc., Class A (A) (B)	121,755	4,474,496
Veeva Systems, Inc., Class A (A)	9,566	1,713,080

		6,187,576

Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc., Class A (A)	15,218	1,821,138
Chipotle Mexican Grill, Inc. (A)	1,639	3,388,829
DoorDash, Inc., Class A (A)	157,602	9,643,667

		14,853,634

Industrial REITs - 0.5%
Prologis, Inc.	15,449	1,934,987

Insurance - 0.5%
Arch Capital Group Ltd. (A)	25,717	1,930,575

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	92,474	9,926,159
Meta Platforms, Inc., Class A (A)	14,595	3,507,471
ZoomInfo Technologies, Inc. (A)	49,800	1,091,118

		14,524,748

IT Services - 10.4%
Cloudflare, Inc., Class A (A)	240,321	11,307,103
GoDaddy, Inc., Class A (A)	18,787	1,421,800
Shopify, Inc., Class A (A)	301,009	14,583,886
Snowflake, Inc., Class A (A)	101,855	15,082,689

		42,395,478

Leisure Products - 0.4%
Peloton Interactive, Inc., Class A (A)	168,574	1,496,937

Life Sciences Tools & Services - 3.0%
10X Genomics, Inc., Class A (A)	80,578	4,224,704
Illumina, Inc. (A)	25,727	5,288,442
Thermo Fisher Scientific, Inc.	5,163	2,864,949

		12,378,095

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Deere & Co.	9,246	$ 3,495,173
Ingersoll Rand, Inc.	35,773	2,039,777
Nordson Corp.	11,694	2,529,529

		8,064,479

Media - 3.8%
Trade Desk, Inc., Class A (A)	241,568	15,542,485

Oil, Gas & Consumable Fuels - 0.4%
Pioneer Natural Resources Co.	8,281	1,801,532

Personal Care Products - 0.8%
Estee Lauder Cos., Inc., Class A	13,094	3,230,552

Pharmaceuticals - 4.1%
Eli Lilly & Co.	13,114	5,191,308
Royalty Pharma PLC, Class A	322,560	11,337,984

		16,529,292

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (A)	34,221	3,058,331
KLA Corp.	6,125	2,367,558
Marvell Technology, Inc.	27,780	1,096,754
NVIDIA Corp.	22,905	6,355,908
SolarEdge Technologies, Inc. (A)	4,338	1,239,063
Texas Instruments, Inc.	22,622	3,782,398

		17,900,012

Software - 12.2%
Bills Holdings, Inc. (A)	96,020	7,375,296
Cadence Design Systems, Inc. (A)	9,152	1,916,886
Gitlab, Inc., Class A (A) (B)	79,677	2,418,994
HubSpot, Inc. (A)	2,397	1,009,017
Microsoft Corp.	65,759	20,205,110
Palo Alto Networks, Inc. (A)	14,098	2,572,321
Paycom Software, Inc. (A)	5,929	1,721,604
Procore Technologies, Inc. (A)	35,468	1,894,346
Salesforce, Inc. (A)	10,022	1,988,064
Samsara, Inc., Class A (A)	116,220	2,097,771
ServiceNow, Inc. (A)	7,672	3,524,670

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	14,254	$ 2,653,240

		49,377,319

Specialty Retail - 2.2%
Carvana Co. (A) (B)	156,639	1,087,075
Chewy, Inc., Class A (A) (B)	84,807	2,629,865
TJX Cos., Inc.	37,013	2,917,364
Wayfair, Inc., Class A (A)	64,290	2,239,221

		8,873,525

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	115,467	19,592,441

Textiles, Apparel & Luxury Goods - 1.9%
Lululemon Athletica, Inc. (A)	8,719	3,312,609
NIKE, Inc., Class B	34,072	4,317,604

		7,630,213

Total Common Stocks (Cost $362,584,981)		393,686,168

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	3,654,989	3,654,989

Total Other Investment Company (Cost $3,654,989)		3,654,989

Total Investments Excluding Options Purchased (Cost $366,239,970)		397,341,157
Total Options Purchased - 0.1% (Cost $915,094)		163,659

Total Investments (Cost $367,155,064)		397,504,816
Net Other Assets (Liabilities) - 2.1%		8,665,113

Net Assets - 100.0%		$406,169,929

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	42,477,614	$199,957	$110,399
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	74,053,377	367,675	16,291
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	77,375,466	345,404	36,831
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	427,514	2,058	138

Total							$915,094	$163,659

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$384,848,482	$8,837,686	$—	$393,686,168
Other Investment Company	3,654,989	—	—	3,654,989
Over-the-Counter Foreign Exchange Options Purchased	—	163,659	—	163,659

Total Investments	$388,503,471	$9,001,345	$—	$397,504,816

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,150,064, collateralized by cash collateral of $3,654,989 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,743,917. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of the 144A security is $8,837,686, representing 2.2% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.2%
HEICO Corp.	7,413	$1,250,128
Lockheed Martin Corp.	7,259	3,371,443
Textron, Inc.	34,699	2,322,751

		6,944,322

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	4,844	551,441
United Parcel Service, Inc., Class B	23,501	4,225,715

		4,777,156

Automobile Components - 0.5%
BorgWarner, Inc.	35,208	1,694,561

Banks - 5.4%
Bank of America Corp.	45,487	1,331,859
Citigroup, Inc.	8,223	387,057
Citizens Financial Group, Inc.	47,308	1,463,709
Comerica, Inc.	5,881	255,059
Commerce Bancshares, Inc.	163	9,104
East West Bancorp, Inc.	30,275	1,564,915
JPMorgan Chase & Co.	29,404	4,064,809
PNC Financial Services Group, Inc.	29,326	3,819,711
Prosperity Bancshares, Inc.	6,130	383,861
Truist Financial Corp.	9,478	308,793
US Bancorp	112,545	3,858,043

		17,446,920

Beverages - 2.5%
Coca-Cola Co.	99,679	6,394,408
PepsiCo, Inc.	8,045	1,535,710

		7,930,118

Biotechnology - 3.6%
AbbVie, Inc.	15,573	2,353,392
Amgen, Inc.	13,407	3,214,194
Regeneron Pharmaceuticals, Inc. (A)	3,257	2,611,430
United Therapeutics Corp. (A)	1,473	338,981
Vertex Pharmaceuticals, Inc. (A)	9,348	3,185,144

		11,703,141

Building Products - 0.3%
Lennox International, Inc.	3,137	884,352

Capital Markets - 3.4%
Ameriprise Financial, Inc.	10,869	3,316,349
Interactive Brokers Group, Inc., Class A	18,805	1,463,969
Janus Henderson Group PLC	22,802	591,712
LPL Financial Holdings, Inc.	6,439	1,344,721
SEI Investments Co.	55,605	3,275,691
Tradeweb Markets, Inc., Class A	13,668	962,364

		10,954,806

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,084	613,446
Albemarle Corp.	2,471	458,272
CF Industries Holdings, Inc.	18,012	1,289,299
Linde PLC	295	108,988
LyondellBasell Industries NV, Class A	16,120	1,525,113
Mosaic Co.	27,231	1,166,848
Olin Corp.	4,991	276,501
Westlake Corp.	3,241	368,761

		5,807,228

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc.	3,448	$ 477,100

Communications Equipment - 2.0%
Cisco Systems, Inc.	138,643	6,550,882

Construction & Engineering - 0.3%
Valmont Industries, Inc.	3,222	936,184

Consumer Finance - 0.6%
Discover Financial Services	19,584	2,026,356

Consumer Staples Distribution & Retail - 1.1%
Casey’s General Stores, Inc.	933	213,489
Kroger Co.	47,638	2,316,636
Walmart, Inc.	5,969	901,140

		3,431,265

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	122,568	3,022,527
Packaging Corp. of America	4,005	541,716

		3,564,243

Distributors - 0.5%
LKQ Corp.	28,611	1,651,713

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	230,918	4,080,321
Lumen Technologies, Inc.	53,546	126,904
Verizon Communications, Inc.	54,148	2,102,567

		6,309,792

Electric Utilities - 1.9%
Evergy, Inc.	3,982	247,322
Exelon Corp.	53,159	2,256,068
OGE Energy Corp.	81,798	3,070,697
PG&E Corp. (A)	34,716	593,991

		6,168,078

Electrical Equipment - 0.1%
Acuity Brands, Inc.	1,683	264,871

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	41,440	3,127,477

Energy Equipment & Services - 0.1%
Halliburton Co.	8,525	279,194

Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (A)	14,883	4,889,810
Visa, Inc., Class A	7,829	1,822,043
Voya Financial, Inc.	5,908	451,844

		7,163,697

Food Products - 2.2%
Archer-Daniels-Midland Co.	32,530	2,539,942
General Mills, Inc.	45,570	4,038,869
Pilgrim’s Pride Corp. (A)	20,903	476,798

		7,055,609

Gas Utilities - 0.8%
National Fuel Gas Co.	47,330	2,645,747

Ground Transportation - 1.9%
CSX Corp.	137,643	4,217,381
Schneider National, Inc., Class B	16,362	428,194
Union Pacific Corp.	6,877	1,345,829

		5,991,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	27,209	$ 3,005,778
Hologic, Inc. (A)	17,938	1,542,848

		4,548,626

Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	2,619	436,980
Centene Corp. (A)	10,326	711,771
Cigna Group	7,423	1,880,172
CVS Health Corp.	65,848	4,827,317
Elevance Health, Inc.	5,353	2,508,683
Humana, Inc.	2,095	1,111,377
Laboratory Corp. of America Holdings	2,040	462,488
Molina Healthcare, Inc. (A)	1,729	515,052
UnitedHealth Group, Inc.	16,167	7,955,619

		20,409,459

Hotel & Resort REITs - 0.5%
Host Hotels & Resorts, Inc.	94,100	1,521,597

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A (A)	7,094	848,939
Booking Holdings, Inc. (A)	964	2,589,603
Hilton Worldwide Holdings, Inc.	8,386	1,207,752
Marriott International, Inc., Class A	2,335	395,409
Yum! Brands, Inc.	13,334	1,874,493

		6,916,196

Household Products - 3.8%
Colgate-Palmolive Co.	46,957	3,747,169
Procter & Gamble Co.	55,337	8,653,600

		12,400,769

Industrial Conglomerates - 1.3%
3M Co.	39,516	4,197,389

Insurance - 5.1%
Arch Capital Group Ltd. (A)	21,969	1,649,213
Chubb Ltd.	22,772	4,589,924
CNA Financial Corp.	8,793	342,136
Everest Re Group Ltd.	5,619	2,123,982
Marsh & McLennan Cos., Inc.	13,465	2,426,258
MetLife, Inc.	56,862	3,487,347
Progressive Corp.	7,131	972,668
Unum Group	16,673	703,601

		16,295,129

Interactive Media & Services - 0.3%
Alphabet, Inc., Class A (A)	9,940	1,066,960

IT Services - 1.5%
Amdocs Ltd.	29,300	2,673,625
International Business Machines Corp.	16,957	2,143,534

		4,817,159

Machinery - 2.6%
AGCO Corp.	3,636	450,646
Caterpillar, Inc.	13,178	2,883,346
Otis Worldwide Corp.	41,296	3,522,549
PACCAR, Inc.	18,901	1,411,716

		8,268,257

Media - 0.6%
Charter Communications, Inc., Class A (A)	5,529	2,038,542

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.0%
Nucor Corp.	13,112	$ 1,942,936
Reliance Steel & Aluminum Co.	5,119	1,268,488

		3,211,424

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	6,104	601,061
DTE Energy Co.	21,645	2,433,114

		3,034,175

Office REITs - 0.7%
Douglas Emmett, Inc.	39,380	507,214
Kilroy Realty Corp.	54,899	1,605,247

		2,112,461

Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	39,510	6,660,596
ConocoPhillips	21,067	2,167,584
Exxon Mobil Corp.	83,341	9,862,574
Marathon Petroleum Corp.	24,605	3,001,810
Occidental Petroleum Corp.	1	61
ONEOK, Inc.	47,624	3,115,086
Phillips 66	34,511	3,416,589
Pioneer Natural Resources Co.	9,855	2,143,955
Valero Energy Corp.	10,217	1,171,583

		31,539,838

Passenger Airlines - 0.3%
Copa Holdings SA, Class A (B)	4,907	443,200
United Airlines Holdings, Inc. (A)	12,756	558,713

		1,001,913

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	47,827	3,193,409
Jazz Pharmaceuticals PLC (A)	3,596	505,130
Johnson & Johnson	28,468	4,660,212
Merck & Co., Inc.	18,279	2,110,676
Pfizer, Inc.	151,513	5,892,340

		16,361,767

Professional Services - 1.1%
Paychex, Inc.	30,797	3,383,358

Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A (A)	7,487	320,294

Retail REITs - 0.5%
Simon Property Group, Inc.	15,410	1,746,261

Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	3,593	646,309
Broadcom, Inc.	12,260	7,680,890
Cirrus Logic, Inc. (A)	7,739	663,929
Intel Corp.	47,559	1,477,183
Lam Research Corp.	1,644	861,587
Microchip Technology, Inc.	22,580	1,648,114

		12,978,012

Software - 1.0%
Synopsys, Inc. (A)	4,420	1,641,234
VMware, Inc., Class A (A)	13,369	1,671,526

		3,312,760

Specialized REITs - 1.2%
EPR Properties	1,283	53,835
Public Storage	13,458	3,967,822

		4,021,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.5%
AutoZone, Inc. (A)	753	$ 2,005,472
Home Depot, Inc.	6,867	2,063,808
Lowe’s Cos., Inc.	16,885	3,509,210
O’Reilly Automotive, Inc. (A)	1,630	1,495,215
TJX Cos., Inc.	28,117	2,216,182

		11,289,887

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	16,654	2,825,851
Hewlett Packard Enterprise Co.	199,678	2,859,389

		5,685,240

Tobacco - 0.7%
Altria Group, Inc.	48,162	2,288,177

Trading Companies & Distributors - 0.6%
United Rentals, Inc.	5,748	2,075,660

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	3,398	488,972

Total Common Stocks (Cost $293,842,042)		313,118,155

	Shares	Value
EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	41,833	$ 6,468,637

Total Exchange-Traded Fund (Cost $6,085,871)		6,468,637

MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard Ltd., Class A	29,779	932,083

Total Master Limited Partnership (Cost $1,085,754)		932,083

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	2,017,285	2,017,285

Total Other Investment Company (Cost $2,017,285)		2,017,285

Total Investments (Cost $303,030,952)		322,536,160
Net Other Assets (Liabilities) - 0.0% (D)		37,381

Net Assets - 100.0%		$322,573,541

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$313,118,155	$—	$—	$313,118,155
Exchange-Traded Fund	6,468,637	—	—	6,468,637
Master Limited Partnership	932,083	—	—	932,083
Other Investment Company	2,017,285	—	—	2,017,285

Total Investments	$322,536,160	$—	$—	$322,536,160

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,407,721, collateralized by cash collateral of $2,017,285 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $448,058. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Long Credit

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.3%
Aerospace & Defense - 2.2%
Boeing Co.
3.83%, 03/01/2059	$131,000	$91,704
5.81%, 05/01/2050	33,000	32,899
Raytheon Technologies Corp. 4.15%, 05/15/2045	42,000	36,670
4.63%, 11/16/2048	66,000	62,714

		223,987

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. 2.65%, 07/15/2031	46,000	36,310

Automobile Components - 0.6%
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	36,000	27,840
Lear Corp. 3.55%, 01/15/2052	43,000	28,772

		56,612

Automobiles - 1.1%
Ford Motor Co. 4.75%, 01/15/2043	64,000	48,077
General Motors Co. 6.25%, 10/02/2043	60,000	58,122

		106,199

Banks - 5.9%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	159,000	132,632
Fixed until 03/20/2050, 4.08% (A), 03/20/2051	66,000	55,254
5.29% (A), 04/25/2034	68,000	68,315
Citigroup, Inc. Fixed until 01/24/2038, 3.88% (A), 01/24/2039	112,000	95,790
JPMorgan Chase & Co.
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	40,000	33,562
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	155,000	117,661
Wells Fargo & Co. 4.75%, 12/07/2046	102,000	89,050

		592,264

Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	179,000	168,180
Constellation Brands, Inc. 5.25%, 11/15/2048	41,000	39,802

		207,982

Biotechnology - 2.6%
AbbVie, Inc. 4.05%, 11/21/2039	15,000	13,250
4.25%, 11/21/2049	51,000	44,799
4.70%, 05/14/2045	99,000	92,752
Amgen, Inc. 5.75%, 03/02/2063	51,000	52,776
CSL Finance PLC 4.95%, 04/27/2062 (B)	33,000	31,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. 4.15%, 03/01/2047	$ 31,000	$ 27,470

		262,772

Broadline Retail - 3.1%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041	200,000	134,051
Amazon.com, Inc. 4.05%, 08/22/2047	58,000	52,739
Prosus NV 4.03%, 08/03/2050 (C)	200,000	127,231

		314,021

Building Products - 0.3%
Owens Corning 4.30%, 07/15/2047	31,000	25,521

Capital Markets - 2.6%
Blackstone Holdings Finance Co. LLC 3.20%, 01/30/2052 (B)	47,000	29,907
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (A), 02/24/2033	87,000	74,842
6.75%, 10/01/2037	50,000	54,639
Morgan Stanley
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	40,000	26,645
Fixed until 04/22/2038, 4.46% (A), 04/22/2039	55,000	50,329
5.25% (A), 04/21/2034	20,000	20,161

		256,523

Chemicals - 1.6%
International Flavors & Fragrances, Inc. 3.47%, 12/01/2050 (B) (D)	31,000	21,245
LYB International Finance BV 4.88%, 03/15/2044	28,000	24,824
Nutrien Ltd. 5.00%, 04/01/2049	73,000	68,001
Westlake Corp. 4.38%, 11/15/2047	59,000	47,237

		161,307

Commercial Services & Supplies - 0.9%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	47,000	37,039
Waste Management, Inc. 2.50%, 11/15/2050	77,000	50,209

		87,248

Communications Equipment - 0.2%
Cisco Systems, Inc. 5.90%, 02/15/2039	21,000	23,722

Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc. 2.50%, 02/10/2041 (B)	71,000	48,499
Sysco Corp. 3.30%, 02/15/2050	41,000	29,597

		78,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 1.0%
American Homes 4 Rent LP 4.30%, 04/15/2052	$ 57,000	$ 44,234
Kimco Realty OP LLC 3.70%, 10/01/2049	83,000	59,803

		104,037

Diversified Telecommunication Services - 5.0%
AT&T, Inc. 3.50%, 09/15/2053	165,000	118,205
3.55%, 09/15/2055	157,000	111,436
3.80%, 12/01/2057	55,000	40,359
Telefonica Emisiones SA 7.05%, 06/20/2036	84,000	93,135
Verizon Communications, Inc. 2.99%, 10/30/2056	28,000	18,055
3.70%, 03/22/2061	164,000	121,694

		502,884

Electric Utilities - 10.2%
Appalachian Power Co. 4.45%, 06/01/2045	61,000	52,399
Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	40,000	36,737
Dominion Energy South Carolina, Inc. 6.05%, 01/15/2038	54,000	59,593
DTE Electric Co. Series A, 4.05%, 05/15/2048	41,000	35,206
Duke Energy Florida LLC 6.35%, 09/15/2037	78,000	87,661
Entergy Arkansas LLC 4.20%, 04/01/2049	73,000	63,053
Evergy Metro, Inc. 4.20%, 03/15/2048	61,000	51,692
FirstEnergy Corp. Series C, 5.10%, 07/15/2047	95,000	87,664
Northern States Power Co. 4.00%, 08/15/2045	50,000	43,070
Pacific Gas & Electric Co. 3.50%, 08/01/2050	37,000	24,093
PG&E Wildfire Recovery Funding LLC Series A-5, 5.10%, 06/01/2054	57,000	58,171
Potomac Electric Power Co. 7.90%, 12/15/2038	73,000	91,750
Public Service Electric & Gas Co. 4.05%, 05/01/2048	61,000	53,492
Southern California Edison Co. 4.65%, 10/01/2043	52,000	47,742
Southern Co. 4.40%, 07/01/2046	54,000	47,351
Union Electric Co. 3.90%, 09/15/2042	83,000	70,523
Virginia Electric & Power Co. 8.88%, 11/15/2038	84,000	116,985

		1,027,182

Electrical Equipment - 0.3%
Emerson Electric Co. 2.75%, 10/15/2050	46,000	30,760

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc. 4.38%, 11/15/2057	$ 41,000	$ 34,700

Energy Equipment & Services - 0.5%
Halliburton Co. 5.00%, 11/15/2045	59,000	54,075

Financial Services - 0.8%
Equitable Holdings, Inc. 5.00%, 04/20/2048	39,000	33,817
Moody’s Corp. 3.25%, 05/20/2050	60,000	43,611

		77,428

Food Products - 0.9%
Cargill, Inc. 6.63%, 09/15/2037 (B)	84,000	95,564

Ground Transportation - 1.7%
Burlington Northern Santa Fe LLC 4.70%, 09/01/2045	82,000	78,789
Norfolk Southern Corp. 4.55%, 06/01/2053	35,000	31,725
4.65%, 01/15/2046	42,000	38,316
Union Pacific Corp. 2.97%, 09/16/2062	36,000	23,935

		172,765

Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. 4.70%, 03/01/2049	62,000	58,832
Stryker Corp. 4.63%, 03/15/2046	50,000	47,283

		106,115

Health Care Providers & Services - 4.6%
Centene Corp. 3.38%, 02/15/2030	66,000	58,421
Cigna Group 3.40%, 03/15/2051	47,000	34,615
4.80%, 08/15/2038	39,000	37,766
CVS Health Corp. 5.30%, 12/05/2043	78,000	76,015
Elevance Health, Inc. 5.13%, 02/15/2053	55,000	54,608
HCA, Inc. 5.50%, 06/15/2047	55,000	51,696
Humana, Inc. 5.50%, 03/15/2053	43,000	43,819
UnitedHealth Group, Inc. 5.20%, 04/15/2063	44,000	44,823
6.05%, 02/15/2063	51,000	58,634

		460,397

Hotels, Restaurants & Leisure - 1.7%
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	31,000	27,500
McDonald’s Corp. 3.63%, 09/01/2049	39,000	30,909
Starbucks Corp. 4.50%, 11/15/2048	41,000	37,204
Warnermedia Holdings, Inc. 5.05%, 03/15/2042 (B)	86,000	70,455

		166,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.8%
General Electric Co. 4.13%, 10/09/2042	$ 47,000	$ 39,570
4.50%, 03/11/2044	45,000	40,584

		80,154

Industrial REITs - 0.7%
Prologis LP 4.38%, 09/15/2048	32,000	28,427
Prologis LP 5.25%, 06/15/2053	39,000	38,995

		67,422

Insurance - 2.2%
Alleghany Corp. 3.25%, 08/15/2051	32,000	23,138
4.90%, 09/15/2044	33,000	31,546
American International Group, Inc. 4.80%, 07/10/2045	28,000	25,451
Arch Capital Group Ltd. 3.64%, 06/30/2050 (D)	50,000	37,845
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	43,000	36,625
Global Atlantic Finance Co. 3.13%, 06/15/2031 (B)	47,000	36,363
Markel Corp. 5.00%, 05/20/2049	36,000	32,651

		223,619

Interactive Media & Services - 0.4%
Meta Platforms, Inc. 4.45%, 08/15/2052	41,000	36,281

IT Services - 0.3%
Fiserv, Inc. 4.40%, 07/01/2049	34,000	29,035

Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.60%, 10/01/2050	22,000	14,917

Media - 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	139,000	128,623
Comcast Corp. 2.89%, 11/01/2051	35,000	23,980
2.94%, 11/01/2056	23,000	15,276
4.00%, 11/01/2049	68,000	57,281
6.50%, 11/15/2035	6,000	6,901
Fox Corp. 5.58%, 01/25/2049	55,000	51,306
Paramount Global 4.95%, 05/19/2050	24,000	18,139
Sky Group Finance Ltd. 6.50%, 10/15/2035 (B)	82,000	90,171

		391,677

Metals & Mining - 1.5%
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	33,000	30,972
Glencore Finance Canada Ltd. 6.90%, 11/15/2037 (B)	23,000	25,693
Newmont Corp. 6.25%, 10/01/2039	38,000	41,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Nucor Corp. 2.98%, 12/15/2055	$ 33,000	$ 21,957
Teck Resources Ltd. 6.00%, 08/15/2040	30,000	30,507

		150,365

Multi-Utilities - 1.7%
Black Hills Corp. 4.20%, 09/15/2046	91,000	72,903
Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/2057	123,000	98,786

		171,689

Oil, Gas & Consumable Fuels - 12.0%
BP Capital Markets America, Inc. 2.94%, 06/04/2051	77,000	54,092
Cameron LNG LLC 3.70%, 01/15/2039 (B)	32,000	27,061
Devon Energy Corp. 5.00%, 06/15/2045	33,000	29,637
Diamondback Energy, Inc. 4.40%, 03/24/2051	30,000	24,442
Energy Transfer LP 5.00%, 05/15/2050	31,000	26,256
7.50%, 07/01/2038	82,000	92,522
Enterprise Products Operating LLC 4.90%, 05/15/2046	66,000	61,301
Equinor ASA 5.10%, 08/17/2040	51,000	52,673
Hess Corp. 5.60%, 02/15/2041	33,000	32,116
KazMunayGas National Co. JSC 6.38%, 10/24/2048 (C)	200,000	168,288
Kinder Morgan Energy Partners LP 6.55%, 09/15/2040	82,000	84,640
Magellan Midstream Partners LP 4.25%, 09/15/2046	37,000	29,334
MPLX LP 5.50%, 02/15/2049	26,000	24,092
Occidental Petroleum Corp. 6.60%, 03/15/2046	64,000	68,296
ONEOK Partners LP 6.20%, 09/15/2043	39,000	38,964
ONEOK, Inc. 5.20%, 07/15/2048	33,000	28,863
Petroleos Mexicanos 7.69%, 01/23/2050	50,000	33,469
Shell International Finance BV 3.75%, 09/12/2046	84,000	70,806
Spectra Energy Partners LP 4.50%, 03/15/2045	61,000	51,884
Suncor Energy, Inc. 6.50%, 06/15/2038	68,000	73,087
TransCanada PipeLines Ltd. 5.00%, 10/16/2043	49,000	44,994
Western Midstream Operating LP 5.30%, 03/01/2048	43,000	36,218
Williams Cos., Inc. 5.40%, 03/04/2044	54,000	50,955

		1,203,990

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.8%
American Airlines Pass-Through Trust 3.15%, 08/15/2033	$ 32,654	$ 28,208
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.70%, 11/01/2033	62,801	53,981

		82,189

Personal Care Products - 0.7%
Kenvue, Inc. 5.10%, 03/22/2043 (B)	66,000	68,373

Pharmaceuticals - 1.5%
Johnson & Johnson 3.75%, 03/03/2047	31,000	27,867
Merck & Co., Inc. 3.70%, 02/10/2045	53,000	46,176
Pfizer, Inc. 4.20%, 09/15/2048	86,000	80,624

		154,667

Professional Services - 0.7%
Equifax, Inc. 7.00%, 07/01/2037	69,000	75,484

Retail REITs - 0.6%
Simon Property Group LP 3.25%, 09/13/2049	22,000	15,033
5.85%, 03/08/2053	43,000	43,508

		58,541

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. 4.39%, 06/01/2052	55,000	51,164
Broadcom, Inc. 3.50%, 02/15/2041 (B)	110,000	82,790
Intel Corp. 4.10%, 05/11/2047	33,000	27,750
5.90%, 02/10/2063	33,000	33,953
KLA Corp. 5.00%, 03/15/2049	28,000	27,553
QUALCOMM, Inc. 4.30%, 05/20/2047	76,000	70,547
Texas Instruments, Inc. 4.15%, 05/15/2048	30,000	27,721

		321,478

Software - 2.8%
Microsoft Corp. 2.92%, 03/17/2052	70,000	53,593
Oracle Corp. 3.65%, 03/25/2041	51,000	39,511
6.90%, 11/09/2052	164,000	183,946

		277,050

Specialized REITs - 0.4%
VICI Properties LP 5.13%, 05/15/2032	38,000	36,135

Specialty Retail - 1.5%
Home Depot, Inc. 4.25%, 04/01/2046	91,000	82,622
Lowe’s Cos., Inc. 3.00%, 10/15/2050	46,000	30,711
4.25%, 04/01/2052	43,000	35,541

		148,874

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.45%, 02/09/2045	$ 47,000	$ 40,058

Tobacco - 0.5%
BAT Capital Corp. 4.76%, 09/06/2049	47,000	35,886
Reynolds American, Inc. 7.25%, 06/15/2037	17,000	18,382

		54,268

Wireless Telecommunication Services - 1.1%
T-Mobile USA, Inc. 3.30%, 02/15/2051	14,000	9,982
4.50%, 04/15/2050	49,000	42,948
5.65%, 01/15/2053	53,000	54,537

		107,467

Total Corporate Debt Securities (Cost $9,058,160)		9,058,272

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Colombia - 1.3%
Colombia Government International Bonds 5.00%, 06/15/2045	200,000	132,891

Dominican Republic - 0.9%
Dominican Republic International Bonds 6.85%, 01/27/2045 (C)	100,000	89,782

Total Foreign Government Obligations (Cost $230,611)		222,673

U.S. GOVERNMENT OBLIGATION - 3.6%
U.S. Treasury - 3.6%
U.S. Treasury Bonds 3.63%, 02/15/2053	364,000	360,587

Total U.S. Government Obligation (Cost $359,579)		360,587

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury Bills 4.99% (E), 07/13/2023	204,000	201,985

Total Short-Term U.S. Government Obligation (Cost $201,934)		201,985

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (E)	59,915	59,915

Total Other Investment Company (Cost $59,915)		59,915

Total Investments (Cost $9,910,199)		9,903,432
Net Other Assets (Liabilities) - 1.3%		131,194

Net Assets - 100.0%		$10,034,626

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$9,058,272	$—	$9,058,272
Foreign Government Obligations	—	222,673	—	222,673
U.S. Government Obligation	—	360,587	—	360,587
Short-Term U.S. Government Obligation	—	201,985	—	201,985
Other Investment Company	59,915	—	—	59,915

Total Investments	$59,915	$9,843,517	$—	$9,903,432

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $627,846, representing 6.3% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $385,301, representing 3.8% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $58,656, collateralized by cash collateral of $59,915. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rates disclosed reflect the yields at April 30, 2023.
(F)	There were no transfers in or out of Level 3 during the period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 7.0%
BWX Technologies, Inc.	266,666	$17,221,290
Hexcel Corp.	115,172	8,301,598

		25,522,888

Biotechnology - 4.4%
Exact Sciences Corp. (A)	148,188	9,494,405
Seagen, Inc. (A)	33,529	6,705,800

		16,200,205

Broadline Retail - 2.9%
Etsy, Inc. (A)	103,886	10,495,602

Building Products - 1.7%
Builders FirstSource, Inc. (A)	66,700	6,321,159

Capital Markets - 6.9%
Ares Management Corp., Class A	130,051	11,391,167
Hamilton Lane, Inc., Class A	187,062	13,782,728

		25,173,895

Electronic Equipment, Instruments & Components - 4.5%
CDW Corp.	96,215	16,317,102

Entertainment - 4.9%
Electronic Arts, Inc.	139,328	17,733,668

Food Products - 4.6%
Freshpet, Inc. (A) (B)	242,379	16,716,880

Health Care Equipment & Supplies - 5.5%
Align Technology, Inc. (A)	34,981	11,379,319
Omnicell, Inc. (A)	145,220	8,825,020

		20,204,339

Health Care Technology - 1.3%
Veeva Systems, Inc., Class A (A)	25,500	4,566,540

Hotels, Restaurants & Leisure - 6.6%
Hilton Worldwide Holdings, Inc.	98,218	14,145,356
Wingstop, Inc.	49,564	9,918,252

		24,063,608

Interactive Media & Services - 2.7%
ZoomInfo Technologies, Inc. (A)	445,403	9,758,780

IT Services - 7.4%
Gartner, Inc. (A)	54,156	16,380,024
MongoDB, Inc. (A)	44,328	10,636,947

		27,016,971

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 13.3%
Agilent Technologies, Inc.	120,628	$ 16,336,650
ICON PLC (A)	85,406	16,456,882
Illumina, Inc. (A)	52,127	10,715,226
Repligen Corp. (A) (B)	33,907	5,141,319

		48,650,077

Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	75,164	11,500,092

Professional Services - 3.1%
TransUnion	166,467	11,454,594

Semiconductors & Semiconductor Equipment - 6.3%
KLA Corp.	31,099	12,021,007
ON Semiconductor Corp. (A)	150,958	10,862,938

		22,883,945

Software - 8.4%
Cadence Design Systems, Inc. (A)	52,371	10,969,106
Ceridian HCM Holding, Inc. (A)	191,433	12,152,167
Palo Alto Networks, Inc. (A)	40,367	7,365,363

		30,486,636

Textiles, Apparel & Luxury Goods - 3.0%
Lululemon Athletica, Inc. (A)	28,855	10,962,880

Total Common Stocks (Cost $355,813,532)		356,029,861

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $4,838,893 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $4,934,831.	$4,838,046	4,838,046

Total Repurchase Agreement (Cost $4,838,046)		4,838,046

Total Investments (Cost $360,651,578)		360,867,907
Net Other Assets (Liabilities) - 1.0%		3,474,947

Net Assets - 100.0%		$364,342,854

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$356,029,861	$—	$—	$356,029,861
Repurchase Agreement	—	4,838,046	—	4,838,046

Total Investments	$356,029,861	$4,838,046	$—	$360,867,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,411,642, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,484,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 2.2%
Huntington Ingalls Industries, Inc.	148,800	$30,007,009

Air Freight & Logistics - 1.6%
FedEx Corp.	97,200	22,140,216

Banks - 1.5%
First Citizens BancShares, Inc., Class A	20,045	20,188,923

Beverages - 1.2%
Molson Coors Beverage Co., Class B	278,484	16,564,228

Building Products - 0.7%
Builders FirstSource, Inc. (A)	106,000	10,045,620

Chemicals - 2.7%
Mosaic Co.	383,900	16,450,115
Olin Corp.	357,200	19,788,880

		36,238,995

Consumer Finance - 1.3%
Ally Financial, Inc.	660,739	17,430,295

Consumer Staples Distribution & Retail - 1.8%
Dollar Tree, Inc. (A)	156,600	24,070,986

Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	907,900	22,388,814

Distributors - 1.7%
LKQ Corp.	396,400	22,884,172

Diversified Telecommunication Services - 1.8%
Liberty Global PLC, Class A (A)	1,268,726	24,752,844

Electric Utilities - 5.3%
Evergy, Inc.	476,300	29,582,993
Exelon Corp.	371,600	15,770,704
OGE Energy Corp.	693,342	26,028,059

		71,381,756

Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd. (A)	574,000	11,807,180
Vontier Corp.	576,438	15,638,763

		27,445,943

Entertainment - 1.3%
Warner Bros Discovery, Inc. (A)	1,292,800	17,595,008

Financial Services - 2.7%
Fidelity National Information Services, Inc.	185,700	10,904,304
FleetCor Technologies, Inc. (A)	121,600	26,012,672

		36,916,976

Food Products - 2.5%
Post Holdings, Inc. (A)	297,000	26,875,530
Tyson Foods, Inc., Class A	112,100	7,005,129

		33,880,659

Gas Utilities - 0.7%
National Fuel Gas Co.	176,100	9,843,990

Health Care Equipment & Supplies - 1.6%
Koninklijke Philips NV (B)	1,032,400	21,804,288

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	166,756	27,823,239
Centene Corp. (A)	300,800	20,734,144
Laboratory Corp. of America Holdings	104,338	23,654,468

		72,211,851

Independent Power & Renewable Electricity Producers - 2.0%
Vistra Corp.	1,140,500	27,212,330

	Shares	Value
COMMON STOCKS (continued)
Insurance - 9.6%
Allstate Corp.	189,249	$ 21,907,464
Arch Capital Group Ltd. (A)	268,785	20,177,690
Fidelity National Financial, Inc.	499,522	17,728,036
Loews Corp.	165,917	9,551,842
Markel Corp. (A)	19,588	26,806,765
Old Republic International Corp.	532,900	13,466,383
Willis Towers Watson PLC	89,300	20,681,880

		130,320,060

Interactive Media & Services - 1.8%
IAC, Inc. (A)	472,165	24,443,982

IT Services - 1.8%
Global Payments, Inc.	214,800	24,210,108

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	69,400	31,284,826

Machinery - 0.8%
CNH Industrial NV	723,368	10,199,489

Media - 9.4%
Altice USA, Inc., Class A (A)	2,321,090	8,123,815
DISH Network Corp., Class A (A) (B)	1,715,643	12,884,479
Fox Corp., Class A	576,600	19,177,716
Liberty Broadband Corp., Class C (A)	405,970	34,418,136
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,133,040	31,657,138
News Corp., Class A	1,186,600	20,896,026

		127,157,310

Metals & Mining - 1.7%
Cleveland-Cliffs, Inc. (A)	461,900	7,104,022
U.S. Steel Corp.	724,400	16,574,272

		23,678,294

Mortgage Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc.	880,336	17,589,113

Multi-Utilities - 5.0%
CenterPoint Energy, Inc.	805,002	24,528,411
Dominion Energy, Inc.	238,700	13,639,318
NiSource, Inc.	1,065,600	30,326,976

		68,494,705

Office REITs - 1.2%
JBG SMITH Properties	1,148,700	16,391,949

Oil, Gas & Consumable Fuels - 7.7%
Chesapeake Energy Corp. (B)	205,900	17,023,812
Diamondback Energy, Inc.	86,700	12,328,740
EQT Corp.	293,400	10,222,056
HF Sinclair Corp.	295,000	13,012,450
Kinder Morgan, Inc.	1,432,000	24,558,800
Williams Cos., Inc.	913,000	27,627,380

		104,773,238

Paper & Forest Products - 1.1%
Louisiana-Pacific Corp.	254,900	15,227,726

Pharmaceuticals - 3.0%
Organon & Co.	439,700	10,829,811
Perrigo Co. PLC	803,900	29,897,041

		40,726,852

Professional Services - 0.7%
Clarivate PLC (A) (B)	1,131,400	10,024,204

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 1.2%
Gaming & Leisure Properties, Inc.	318,375	$ 16,555,500

Specialty Retail - 1.5%
Advance Auto Parts, Inc.	74,300	9,326,879
Ross Stores, Inc.	109,900	11,729,627

		21,056,506

Technology Hardware, Storage & Peripherals - 1.4%
Western Digital Corp. (A)	536,100	18,463,284

Total Common Stocks (Cost $1,142,185,832)		1,265,602,049

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	3,819,104	3,819,104

Total Other Investment Company (Cost $3,819,104)		3,819,104

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $97,559,008 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2024, and with a value of $99,492,794.	$97,541,938	$ 97,541,938

Total Repurchase Agreement (Cost $97,541,938)		97,541,938

Total Investments (Cost $1,243,546,874)		1,366,963,091
Net Other Assets (Liabilities) - (0.5)%		(7,075,868)

Net Assets - 100.0%		$1,359,887,223

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,265,602,049	$—	$—	$1,265,602,049
Other Investment Company	3,819,104	—	—	3,819,104
Repurchase Agreement	—	97,541,938	—	97,541,938

Total Investments	$1,269,421,153	$97,541,938	$—	$1,366,963,091

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,085,943, collateralized by cash collateral of $3,819,104 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $28,323,023. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 53.8%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	35,000	$3,496,500

Air Freight & Logistics - 2.0%
United Parcel Service, Inc., Class B	75,000	13,485,750

Automobiles - 1.9%
Ford Motor Co.	600,000	7,128,000
General Motors Co.	175,000	5,782,000

		12,910,000

Banks - 3.1%
Bank of America Corp.	195,000	5,709,600
Citigroup, Inc.	100,000	4,707,000
JPMorgan Chase & Co.	45,000	6,220,800
Wells Fargo & Co.	115,000	4,571,250

		21,208,650

Biotechnology - 2.5%
AbbVie, Inc.	60,000	9,067,200
Gilead Sciences, Inc.	93,400	7,678,414

		16,745,614

Capital Markets - 1.7%
Blackstone, Inc.	65,400	5,842,182
Charles Schwab Corp.	50,000	2,612,000
Morgan Stanley	32,500	2,924,025

		11,378,207

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	39,719	3,757,815

Consumer Staples Distribution & Retail - 1.1%
Target Corp.	45,000	7,098,750

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	200,000	3,534,000
Verizon Communications, Inc.	200,000	7,766,000

		11,300,000

Electric Utilities - 0.2%
Duke Energy Corp.	15,000	1,483,200

Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	300,000	9,966,000

Entertainment - 1.3%
Activision Blizzard, Inc. (A)	30,000	2,331,300
Walt Disney Co. (A)	60,000	6,150,000

		8,481,300

Health Care Providers & Services - 1.2%
CVS Health Corp.	68,703	5,036,617
Laboratory Corp. of America Holdings	12,871	2,917,984

		7,954,601

Insurance - 4.4%
American International Group, Inc.	155,000	8,221,200
Fidelity National Financial, Inc.	185,000	6,565,650
MetLife, Inc.	150,000	9,199,500
Prudential Financial, Inc.	70,000	6,090,000

		30,076,350

Interactive Media & Services - 3.2%
Alphabet, Inc., Class C (A)	200,000	21,644,000

IT Services - 1.3%
International Business Machines Corp.	71,000	8,975,110

	Shares	Value
COMMON STOCKS (continued)
Media - 0.4%
Omnicom Group, Inc.	30,000	$ 2,717,100

Multi-Utilities - 0.4%
Dominion Energy, Inc.	50,000	2,857,000

Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	55,000	9,271,900
Devon Energy Corp.	100,000	5,343,000
Exxon Mobil Corp.	30,000	3,550,200
ONEOK, Inc.	60,000	3,924,600
Pioneer Natural Resources Co.	15,000	3,263,250
Williams Cos., Inc.	125,000	3,782,500

		29,135,450

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	135,000	9,013,950
Johnson & Johnson	75,000	12,277,500
Merck & Co., Inc.	125,000	14,433,750
Pfizer, Inc.	219,180	8,523,910

		44,249,110

Residential REITs - 2.0%
AvalonBay Communities, Inc.	30,000	5,411,100
Realty Income Corp.	100,000	6,284,000
UDR, Inc.	41,981	1,735,075

		13,430,175

Retail REITs - 0.2%
Simon Property Group, Inc.	10,000	1,133,200

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.	10,000	6,265,000
QUALCOMM, Inc.	85,000	9,928,000

		16,193,000

Software - 3.1%
Microsoft Corp.	53,250	16,361,595
Oracle Corp.	50,000	4,736,000

		21,097,595

Specialized REITs - 0.2%
Public Storage	5,000	1,474,150

Specialty Retail - 3.0%
Home Depot, Inc.	25,000	7,513,500
Lowe’s Cos., Inc.	42,475	8,827,579
TJX Cos., Inc.	50,000	3,941,000

		20,282,079

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	125,000	21,210,000

Total Common Stocks (Cost $324,551,452)		363,740,706

PREFERRED STOCKS - 2.7%
Banks - 0.3%
Citigroup, Inc., Series J, Fixed until 09/30/2023, 7.13% (B)	12,000	304,920
Dime Community Bancshares, Inc., 5.50% (C)	89,412	1,506,592

		1,811,512

Capital Markets - 0.2%
Morgan Stanley, Series P, 6.50% (C)	60,000	1,568,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Insurance - 0.5%
Aspen Insurance Holdings Ltd., 5.63% (C)	20,000	$ 410,200
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (B) (C)	35,000	759,150
Enstar Group Ltd., Series E, 7.00% (C)	50,000	1,214,500
Reinsurance Group of America, Inc., Fixed until 10/15/2027, 7.13% (B)	40,000	1,050,000

		3,433,850

Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (B)	49,300	1,062,415
Annaly Capital Management, Inc., Series F, 3-Month LIBOR + 4.99%, 10.16% (B) (C)	40,784	1,017,153
Dynex Capital, Inc., Series C, Fixed until 04/15/2025, 6.90% (B)	23,300	511,202
New York Mortgage Trust, Inc., Series F, Fixed until 10/15/2026, 6.88% (B)	120,000	2,210,400
Rithm Capital Corp., Series D, Fixed until 11/15/2026, 7.00% (B) (C)	65,000	1,298,050
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (B)	7,243	137,617

		6,236,837

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP, Series A-1, 6.50%	39,500	599,215

Trading Companies & Distributors - 0.3%
Triton International Ltd., Series E, 5.75%	100,000	1,914,000

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc., Series VV, 6.00%	123,000	1,651,890
U.S. Cellular Corp., 5.50%	60,100	909,313

		2,561,203

Total Preferred Stocks (Cost $23,394,115)		18,125,017

	Principal	Value
CORPORATE DEBT SECURITIES - 42.4%
Aerospace & Defense - 0.9%
Rolls-Royce PLC 5.75%, 10/15/2027 (D)	$2,050,000	2,045,975
TransDigm, Inc. 5.50%, 11/15/2027	4,275,000	4,102,987

		6,148,962

Air Freight & Logistics - 0.2%
XPO CNW, Inc. 6.70%, 05/01/2034	1,181,000	1,082,096

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components - 1.6%
Adient Global Holdings Ltd. 4.88%, 08/15/2026 (C) (D)	$ 2,000,000	$ 1,921,816
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,575,000	1,565,706
8.50%, 05/15/2027 (C) (D)	1,250,000	1,255,193
Cooper Tire & Rubber Co. 7.63%, 03/15/2027	2,479,000	2,467,671
Dana, Inc. 5.38%, 11/15/2027	1,750,000	1,644,777
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (C)	1,500,000	1,325,807
7.00%, 03/15/2028	876,000	869,850

		11,050,820

Automobiles - 0.3%
Jaguar Land Rover Automotive PLC 5.88%, 01/15/2028 (D)	1,750,000	1,515,600
Winnebago Industries, Inc. 6.25%, 07/15/2028 (D)	525,000	507,675

		2,023,275

Banks - 0.4%
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,800,000	1,458,000
7.63%, 05/01/2026 (D)	1,350,000	1,154,412

		2,612,412

Broadline Retail - 0.3%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	234,770
7.75%, 07/15/2026	1,150,000	1,188,068
Macy’s Retail Holdings LLC 5.88%, 04/01/2029 (C) (D)	900,000	824,427

		2,247,265

Building Products - 0.7%
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (D)	1,150,000	960,250
Builders FirstSource, Inc. 5.00%, 03/01/2030 (D)	2,000,000	1,867,483
JELD-WEN, Inc. 4.88%, 12/15/2027 (D)	2,400,000	2,100,000

		4,927,733

Capital Markets - 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	3,500,000	3,298,288
6.38%, 12/15/2025	1,700,000	1,685,897
MidCap Financial Investment Corp. 5.25%, 03/03/2025	1,500,000	1,440,507
StoneX Group, Inc. 8.63%, 06/15/2025 (D)	3,950,000	3,999,375

		10,424,067

Chemicals - 0.7%
Chemours Co. 5.75%, 11/15/2028 (D)	2,495,000	2,216,347
Methanex Corp.
5.13%, 10/15/2027	1,000,000	955,385
5.25%, 12/15/2029	1,500,000	1,407,860

		4,579,592

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.9%
Alta Equipment Group, Inc. 5.63%, 04/15/2026 (D)	$ 3,342,000	$ 3,083,720
Cimpress PLC 7.00%, 06/15/2026	1,500,000	1,255,830
CoreCivic, Inc. 8.25%, 04/15/2026 (C)	2,225,000	2,247,717
EnPro Industries, Inc. 5.75%, 10/15/2026	3,594,000	3,522,120
Garda World Security Corp. 9.50%, 11/01/2027 (C) (D)	2,250,000	2,156,152
GEO Group, Inc. 10.50%, 06/30/2028	1,000,000	1,011,250
GFL Environmental, Inc. 4.75%, 06/15/2029 (D)	1,000,000	931,151
Matthews International Corp. 5.25%, 12/01/2025 (D)	3,205,000	3,072,794
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 04/15/2026 (D)	2,000,000	1,984,927
Stena International SA 6.13%, 02/01/2025 (D)	300,000	290,700

		19,556,361

Construction & Engineering - 1.8%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027 (D)	1,300,000	1,191,125
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 02/01/2026 (D)	362,000	340,392
Forestar Group, Inc. 5.00%, 03/01/2028 (D)	5,000,000	4,521,620
M/I Homes, Inc. 4.95%, 02/01/2028	2,235,000	2,090,895
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028 (D)	3,765,000	3,361,578
Williams Scotsman International, Inc. 4.63%, 08/15/2028 (D)	805,000	740,559

		12,246,169

Construction Materials - 0.8%
Cemex SAB de CV 7.38%, 06/05/2027 (D)	500,000	518,652
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (D)	2,925,000	2,792,322
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/2027 (D)	2,208,000	2,196,960

		5,507,934

Consumer Finance - 2.4%
Ally Financial, Inc. Fixed until 05/15/2028 (E), 4.70% (B)	2,250,000	1,565,218
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	475,492
6.63%, 03/15/2026 (C)	3,750,000	3,581,706
Enova International, Inc. 8.50%, 09/15/2025 (C) (D)	1,800,000	1,726,249
Ford Motor Credit Co. LLC 7.35%, 03/06/2030	3,000,000	3,071,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp. 5.50%, 03/15/2029	$ 1,200,000	$ 1,033,140
PRA Group, Inc.
5.00%, 10/01/2029 (D)	1,300,000	1,101,772
7.38%, 09/01/2025 (D)	2,000,000	1,987,283
World Acceptance Corp. 7.00%, 11/01/2026 (C) (D)	2,475,000	2,014,031

		16,556,171

Consumer Staples Distribution & Retail - 1.2%
Arko Corp. 5.13%, 11/15/2029 (D)	3,475,000	2,815,792
United Natural Foods, Inc. 6.75%, 10/15/2028 (C) (D)	5,500,000	5,221,150

		8,036,942

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025 (D)	4,000,000	3,937,981
Berry Global, Inc. 5.63%, 07/15/2027 (C) (D)	3,000,000	2,955,131

		6,893,112

Distributors - 1.1%
G-III Apparel Group Ltd. 7.88%, 08/15/2025 (D)	4,775,000	4,492,702
Performance Food Group, Inc. 5.50%, 10/15/2027 (D)	3,074,000	3,012,860

		7,505,562

Diversified Consumer Services - 0.4%
Service Corp. International 7.50%, 04/01/2027	2,500,000	2,603,641

Diversified REITs - 0.4%
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/2027	1,000,000	940,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028 (D)	2,500,000	1,988,774

		2,928,774

Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc. 5.13%, 12/15/2026 (C) (D)	2,500,000	1,649,225

Electric Utilities - 0.3%
Drax Finco PLC 6.63%, 11/01/2025 (D)	1,871,000	1,824,225

Electrical Equipment - 0.4%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (D)	1,500,000	1,526,880
7.25%, 06/15/2028 (D)	1,000,000	1,027,306

		2,554,186

Energy Equipment & Services - 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028 (D)	1,500,000	1,439,910
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 01/15/2026 (D)	3,000,000	2,557,493

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Genesis Energy LP/Genesis Energy Finance Corp. 8.00%, 01/15/2027	$ 2,725,000	$ 2,719,428

		6,716,831

Entertainment - 0.6%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (C) (D)	1,500,000	1,391,990
6.50%, 05/15/2027 (D)	2,388,000	2,418,884

		3,810,874

Financial Services - 0.7%
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (D)	2,500,000	2,350,000
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 6.55% (B), 12/21/2065 (D)	900,000	580,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028 (D)	2,500,000	2,102,119

		5,032,619

Food Products - 2.4%
B&G Foods, Inc.
5.25%, 04/01/2025	1,184,000	1,119,084
5.25%, 09/15/2027 (C)	2,958,000	2,590,387
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (C) (D)	3,000,000	2,753,082
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (D)	5,700,000	5,670,135
Post Holdings, Inc. 5.50%, 12/15/2029 (D)	4,000,000	3,804,708

		15,937,396

Health Care Providers & Services - 0.6%
AdaptHealth LLC 5.13%, 03/01/2030 (C) (D)	3,000,000	2,477,100
Akumin, Inc. 7.00%, 11/01/2025 (D)	1,750,000	1,389,707

		3,866,807

Hotels, Restaurants & Leisure - 2.7%
Cinemark USA, Inc. 5.88%, 03/15/2026 (D)	2,700,000	2,579,769
Marriott Ownership Resorts, Inc. 4.75%, 01/15/2028	4,950,000	4,432,605
NCL Corp. Ltd. 5.88%, 03/15/2026 (D)	1,800,000	1,547,213
Scientific Games International, Inc. 7.00%, 05/15/2028 (D)	2,504,000	2,498,183
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025 (D)	1,000,000	1,020,000
Travel & Leisure Co. 6.60%, 10/01/2025	3,450,000	3,458,280
VOC Escrow Ltd. 5.00%, 02/15/2028 (D)	3,366,000	2,993,226

		18,529,276

Household Durables - 0.5%
Installed Building Products, Inc. 5.75%, 02/01/2028 (D)	3,744,000	3,534,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.2%
Central Garden & Pet Co. 5.13%, 02/01/2028	$ 1,141,000	$ 1,080,403

Insurance - 0.4%
Kuvare US Holdings, Inc. Fixed until 05/01/2026, 7.00% (B), 02/17/2051 (D)	1,500,000	1,515,000
SBL Holdings, Inc. Fixed until 11/13/2026 (E), 6.50% (B) (D)	2,500,000	1,455,475

		2,970,475

Internet & Catalog Retail - 0.3%
TripAdvisor, Inc. 7.00%, 07/15/2025 (C) (D)	2,303,000	2,317,394

IT Services - 0.5%
Leidos, Inc. 7.13%, 07/01/2032	1,800,000	1,957,500
Unisys Corp. 6.88%, 11/01/2027 (D)	2,000,000	1,331,797

		3,289,297

Leisure Products - 0.2%
Vista Outdoor, Inc. 4.50%, 03/15/2029 (D)	1,520,000	1,196,103

Machinery - 1.2%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (D)	750,000	630,383
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (D)	4,750,000	4,583,750
Vertiv Group Corp. 4.13%, 11/15/2028 (D)	3,100,000	2,798,985

		8,013,118

Media - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030 (D)	2,000,000	1,679,270
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/2026 (A) (D) (F)	1,250,000	84,375

		1,763,645

Metals & Mining - 1.5%
Arconic Corp. 6.00%, 05/15/2025 (D)	2,200,000	2,187,265
ATI, Inc. 5.88%, 12/01/2027 (C)	4,002,000	3,908,212
Carpenter Technology Corp. 7.63%, 03/15/2030	250,000	255,702
Cleveland-Cliffs, Inc. 5.88%, 06/01/2027 (C)	1,000,000	981,826
First Quantum Minerals Ltd. 6.88%, 10/15/2027 (D)	2,800,000	2,718,379

		10,051,384

Mortgage Real Estate Investment Trusts - 1.0%
AG Issuer LLC 6.25%, 03/01/2028 (D)	1,000,000	929,330
Rithm Capital Corp. 6.25%, 10/15/2025 (D)	1,300,000	1,191,099

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (D)	$ 3,500,000	$ 3,014,900
4.75%, 03/15/2025	1,500,000	1,417,500

		6,552,829

Oil, Gas & Consumable Fuels - 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (D)	1,310,000	1,312,674
Hess Midstream Operations LP 5.13%, 06/15/2028 (C) (D)	1,000,000	949,910
Murphy Oil Corp. 6.38%, 07/15/2028	2,100,000	2,092,206
Northern Oil & Gas, Inc. 8.13%, 03/01/2028 (D)	2,000,000	1,975,000
ONEOK Partners LP 6.85%, 10/15/2037	1,000,000	1,068,671
Permian Resources Operating LLC 5.88%, 07/01/2029 (D)	2,250,000	2,129,161
Sunoco LP/Sunoco Finance Corp. 5.88%, 03/15/2028	1,190,000	1,163,225
Valero Energy Corp. 8.75%, 06/15/2030	300,000	356,284

		11,047,131

Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (C) (D)	900,000	633,105

Passenger Airlines - 0.7%
Air Canada 3.88%, 08/15/2026 (D)	1,750,000	1,619,777
United Airlines, Inc. 4.63%, 04/15/2029 (D)	3,100,000	2,806,906

		4,426,683

Personal Care Products - 0.3%
Edgewell Personal Care Co. 5.50%, 06/01/2028 (D)	2,000,000	1,914,045

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. 4.88%, 06/01/2028 (D)	1,100,000	724,625

Real Estate Management & Development - 0.5%
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (D)	2,305,000	2,097,015
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029 (D)	1,500,000	1,113,750

		3,210,765

Specialized REITs - 1.0%
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	3,050,000	2,908,015
5.25%, 07/15/2030 (D)	1,246,000	1,144,486
VICI Properties LP/VICI Note Co., Inc. 5.63%, 05/01/2024 (D)	3,000,000	2,985,230

		7,037,731

Specialty Retail - 3.0%
Abercrombie & Fitch Management Co. 8.75%, 07/15/2025 (C) (D)	1,000,000	1,014,967

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Bath & Body Works, Inc.
6.69%, 01/15/2027	$ 1,000,000	$ 997,591
9.38%, 07/01/2025 (C) (D)	2,000,000	2,140,924
Foot Locker, Inc. 4.00%, 10/01/2029 (D)	2,575,000	2,178,527
Lithia Motors, Inc. 4.38%, 01/15/2031 (D)	1,765,000	1,516,201
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028 (D)	3,900,000	3,686,471
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/01/2025	3,275,000	3,234,062
Sonic Automotive, Inc. 4.63%, 11/15/2029 (C) (D)	2,500,000	2,097,252
Upbound Group, Inc. 6.38%, 02/15/2029 (C) (D)	3,675,000	3,226,944

		20,092,939

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp. 8.10%, 07/15/2036	405,000	475,410
Western Digital Corp. 4.75%, 02/15/2026	1,650,000	1,567,563

		2,042,973

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.25%, 03/15/2029 (C) (D)	4,000,000	3,550,000
PVH Corp. 7.75%, 11/15/2023	100,000	101,443

		3,651,443

Trading Companies & Distributors - 0.7%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	229,293
6.50%, 10/01/2025 (D)	268,000	264,664
9.75%, 08/01/2027 (D)	1,750,000	1,821,754
United Rentals North America, Inc. 5.50%, 05/15/2027	2,185,000	2,170,998

		4,486,709

Total Corporate Debt Securities (Cost $309,428,122)		286,890,114

	Shares	Value
OTHER INVESTMENT COMPANY - 6.2%
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (G)	42,167,008	42,167,008

Total Other Investment Company (Cost $42,167,008)		42,167,008

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (H)
Fixed Income Clearing Corp., 2.10% (G), dated 04/28/2023, to be repurchased at $237,591 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $242,306.	$237,549	$ 237,549

Total Repurchase Agreement (Cost $237,549)		237,549

Total Investments (Cost $699,778,246)		711,160,394
Net Other Assets (Liabilities) - (5.1)%		(34,279,520)

Net Assets - 100.0%		$676,880,874

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$363,740,706	$—	$—	$363,740,706
Preferred Stocks	18,125,017	—	—	18,125,017
Corporate Debt Securities	—	286,890,114	—	286,890,114
Other Investment Company	42,167,008	—	—	42,167,008
Repurchase Agreement	—	237,549	—	237,549

Total Investments	$424,032,731	$287,127,663	$—	$711,160,394

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,224,326, collateralized by cash collateral of $42,167,008 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $956,270. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $205,114,974, representing 30.3% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the value of this security is $84,375, representing less than 0.1% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at April 30, 2023.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	1,861	$406,331
Howmet Aerospace, Inc.	8,641	382,710
Raytheon Technologies Corp.	60,938	6,087,706
Textron, Inc.	37,745	2,526,650

		9,403,397

Air Freight & Logistics - 0.7%
FedEx Corp.	6,869	1,564,621
United Parcel Service, Inc., Class B	34,518	6,206,681

		7,771,302

Automobile Components - 0.1%
Aptiv PLC (A)	8,303	854,047
Magna International, Inc.	1,744	90,967

		945,014

Automobiles - 0.7%
Tesla, Inc. (A)	48,809	8,019,807

Banks - 2.0%
Bank of America Corp.	219,975	6,440,868
Citigroup, Inc.	32,390	1,524,597
Fifth Third Bancorp	51,425	1,347,335
M&T Bank Corp.	5,326	670,011
Truist Financial Corp.	84,104	2,740,108
US Bancorp	111,730	3,830,105
Wells Fargo & Co.	151,563	6,024,629

		22,577,653

Beverages - 1.6%
Coca-Cola Co.	130,070	8,343,990
Constellation Brands, Inc., Class A	9,446	2,167,574
Monster Beverage Corp. (A)	14,768	827,008
PepsiCo, Inc.	34,792	6,641,445

		17,980,017

Biotechnology - 1.9%
AbbVie, Inc.	56,989	8,612,178
Biogen, Inc. (A)	7,735	2,353,219
BioMarin Pharmaceutical, Inc. (A)	5,878	564,523
Neurocrine Biosciences, Inc. (A)	5,444	550,062
Regeneron Pharmaceuticals, Inc. (A)	5,278	4,231,848
Sarepta Therapeutics, Inc. (A)	5,975	733,551
Vertex Pharmaceuticals, Inc. (A)	12,598	4,292,516

		21,337,897

Broadline Retail - 1.9%
Amazon.com, Inc. (A)	199,657	21,053,831

Building Products - 0.5%
Masco Corp.	29,667	1,587,481
Trane Technologies PLC	23,736	4,410,386

		5,997,867

Capital Markets - 1.0%
Charles Schwab Corp.	13,420	701,061
CME Group, Inc.	22,337	4,149,545
Goldman Sachs Group, Inc.	3,207	1,101,412
Morgan Stanley	31,291	2,815,251
Raymond James Financial, Inc.	24,500	2,217,985

		10,985,254

Chemicals - 1.3%
Air Products & Chemicals, Inc.	4,221	1,242,493

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	4,181	$ 444,189
Dow, Inc.	38,864	2,114,202
DuPont de Nemours, Inc.	9,101	634,522
Eastman Chemical Co.	22,080	1,860,682
Linde PLC	13,002	4,803,589
LyondellBasell Industries NV, Class A	10,766	1,018,571
PPG Industries, Inc.	18,312	2,568,441

		14,686,689

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,802	1,277,068

Communications Equipment - 0.2%
Motorola Solutions, Inc.	5,467	1,593,084

Consumer Finance - 0.3%
American Express Co.	15,850	2,557,239
Capital One Financial Corp.	7,057	686,646

		3,243,885

Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	13,359	6,722,516

Containers & Packaging - 0.0% (B)
Avery Dennison Corp.	2,623	457,661

Distributors - 0.1%
LKQ Corp.	10,547	608,878

Diversified Telecommunication Services - 0.0% (B)
AT&T, Inc.	9,852	174,085

Electric Utilities - 0.9%
NextEra Energy, Inc.	84,908	6,506,500
PG&E Corp. (A)	166,498	2,848,781

		9,355,281

Electrical Equipment - 0.4%
Eaton Corp. PLC	23,891	3,992,664

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	24,183	803,359
Keysight Technologies, Inc. (A)	1,992	288,123

		1,091,482

Energy Equipment & Services - 0.1%
Baker Hughes Co.	33,636	983,517

Entertainment - 0.3%
Netflix, Inc. (A)	11,393	3,758,892

Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B (A)	29,796	9,789,476
FleetCor Technologies, Inc. (A)	11,511	2,462,433
Intercontinental Exchange, Inc.	28,501	3,104,614
Mastercard, Inc., Class A	28,307	10,757,509
S&P Global, Inc.	9,042	3,278,448
State Street Corp.	14,619	1,056,369
Visa, Inc., Class A	33,826	7,872,325

		38,321,174

Food Products - 0.2%
Mondelez International, Inc., Class A	27,960	2,145,091

Ground Transportation - 0.6%
CSX Corp.	41,370	1,267,577
Norfolk Southern Corp.	8,516	1,729,003
Uber Technologies, Inc. (A)	25,755	799,693

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Union Pacific Corp.	11,728	$ 2,295,170

		6,091,443

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	36,956	4,082,529
Baxter International, Inc.	40,875	1,948,920
Boston Scientific Corp. (A)	64,150	3,343,498
Dexcom, Inc. (A)	7,396	897,431
Intuitive Surgical, Inc. (A)	11,661	3,512,527
Medtronic PLC	27,899	2,537,414
ResMed, Inc.	894	215,418
Stryker Corp.	4,720	1,414,348

		17,952,085

Health Care Providers & Services - 1.9%
Centene Corp. (A)	29,787	2,053,218
CVS Health Corp.	14,282	1,047,013
Elevance Health, Inc.	7,889	3,697,180
Humana, Inc.	3,760	1,994,642
McKesson Corp.	3,490	1,271,198
UnitedHealth Group, Inc.	22,435	11,040,039

		21,103,290

Health Care REITs - 0.2%
Ventas, Inc.	47,517	2,283,192

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	1,600	4,298,096
Chipotle Mexican Grill, Inc. (A)	2,293	4,741,053
Domino’s Pizza, Inc.	2,448	777,167
Expedia Group, Inc. (A)	19,663	1,847,535
Marriott International, Inc., Class A	12,495	2,115,903
McDonald’s Corp.	9,958	2,945,079
Royal Caribbean Cruises Ltd. (A)	4,007	262,178
Yum! Brands, Inc.	23,280	3,272,702

		20,259,713

Household Durables - 0.2%
Lennar Corp., Class A	12,997	1,466,191
Toll Brothers, Inc.	13,777	880,488
Whirlpool Corp.	1,835	256,148

		2,602,827

Household Products - 1.0%
Colgate-Palmolive Co.	50,954	4,066,129
Kimberly-Clark Corp.	12,615	1,827,787
Procter & Gamble Co.	33,025	5,164,450

		11,058,366

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	39,114	7,816,542

Industrial REITs - 0.4%
Prologis, Inc.	38,503	4,822,501

Insurance - 1.1%
Globe Life, Inc.	14,957	1,623,134
MetLife, Inc.	6,335	388,525
Progressive Corp.	46,905	6,397,842
Travelers Cos., Inc.	23,070	4,178,900

		12,588,401

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (A)	126,163	13,542,336
Alphabet, Inc., Class C (A)	96,207	10,411,522

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	52,385	$ 12,589,163

		36,543,021

IT Services - 0.7%
Accenture PLC, Class A	20,151	5,648,124
Cognizant Technology Solutions Corp., Class A	36,978	2,207,956

		7,856,080

Life Sciences Tools & Services - 1.0%
Danaher Corp.	13,981	3,312,239
Thermo Fisher Scientific, Inc.	13,348	7,406,805

		10,719,044

Machinery - 1.1%
Deere & Co.	12,344	4,666,279
Dover Corp.	10,095	1,475,485
Otis Worldwide Corp.	28,642	2,443,163
Parker-Hannifin Corp.	10,209	3,316,700

		11,901,627

Media - 0.9%
Charter Communications, Inc., Class A (A)	10,224	3,769,589
Comcast Corp., Class A	137,977	5,708,108

		9,477,697

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	22,651	858,699
Nucor Corp.	6,995	1,036,519

		1,895,218

Multi-Utilities - 0.9%
Ameren Corp.	18,868	1,678,686
CenterPoint Energy, Inc.	56,740	1,728,868
CMS Energy Corp.	12,441	774,577
Dominion Energy, Inc.	19,650	1,122,801
Public Service Enterprise Group, Inc.	59,032	3,730,822
Sempra Energy	5,408	840,890

		9,876,644

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	21,435	3,613,512
ConocoPhillips	51,483	5,297,086
Diamondback Energy, Inc.	27,383	3,893,863
EOG Resources, Inc.	40,024	4,781,667
Exxon Mobil Corp.	97,164	11,498,388
Marathon Oil Corp.	55,900	1,350,544

		30,435,060

Passenger Airlines - 0.1%
Southwest Airlines Co.	17,100	517,959

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	89,231	5,957,954
Eli Lilly & Co.	17,430	6,899,840
Johnson & Johnson	34,408	5,632,589
Merck & Co., Inc.	40,921	4,725,148
Pfizer, Inc.	42,115	1,637,852

		24,853,383

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	5,631	538,999
Leidos Holdings, Inc.	16,468	1,535,806

		2,074,805

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	19,180	$ 1,321,502
Sun Communities, Inc.	12,219	1,697,586
UDR, Inc.	37,783	1,561,571

		4,580,659

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	53,711	4,800,152
Analog Devices, Inc.	32,602	5,864,448
Broadcom, Inc.	1,483	929,099
Lam Research Corp.	10,257	5,375,488
NVIDIA Corp.	41,509	11,518,332
NXP Semiconductors NV	30,359	4,970,983
Qorvo, Inc. (A)	10,134	933,139
Teradyne, Inc.	16,070	1,468,477
Texas Instruments, Inc.	42,793	7,154,990

		43,015,108

Software - 5.8%
Adobe, Inc. (A)	16,016	6,047,001
Cadence Design Systems, Inc. (A)	5,863	1,228,005
DocuSign, Inc. (A)	5,101	252,193
Intuit, Inc.	9,575	4,250,821
Microsoft Corp.	148,798	45,719,674
Oracle Corp.	27,630	2,617,114
Salesforce, Inc. (A)	12,060	2,392,342
Workday, Inc., Class A (A)	8,572	1,595,592

		64,102,742

Specialized REITs - 0.4%
Equinix, Inc.	2,828	2,047,698
SBA Communications Corp.	10,658	2,780,566

		4,828,264

Specialty Retail - 1.8%
AutoNation, Inc. (A)	8,190	1,078,623
AutoZone, Inc. (A)	1,365	3,635,418
Best Buy Co., Inc.	27,761	2,068,750
Burlington Stores, Inc. (A)	5,713	1,101,524
Home Depot, Inc.	4,874	1,464,832
Lowe’s Cos., Inc.	32,798	6,816,408
O’Reilly Automotive, Inc. (A)	1,706	1,564,931
TJX Cos., Inc.	28,655	2,258,587
Ulta Beauty, Inc. (A)	736	405,852

		20,394,925

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	283,725	48,142,458
Seagate Technology Holdings PLC	35,970	2,113,957

		50,256,415

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	29,074	3,684,257

Tobacco - 0.3%
Altria Group, Inc.	23,536	1,118,195
Philip Morris International, Inc.	21,072	2,106,568

		3,224,763

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	14,272	2,053,741

Total Common Stocks (Cost $382,972,952)		663,353,778

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 11.64% (C)	29,988	$ 874,750

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C)	960	20,544

Total Preferred Stocks (Cost $872,517)		895,294

	Principal	Value
ASSET-BACKED SECURITIES - 1.9%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (D)	$153,162	152,517
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (D)	252,934	230,832
Bavarian Sky UK 5 PLC Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 6.45% (C), 10/20/2034 (D)	2,200,000	2,120,474
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (D)	117,553	113,983
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (D)	76,406	73,724
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 6.26% (C), 10/18/2030 (D)	2,470,599	2,448,132
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (D)	70,817	67,657
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 07/15/2030 (D)	770,000	758,964
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A, 5.19%, 03/16/2026	480,000	479,414
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	771,319	583,270
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	902,683	712,226
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	1,192,092	975,172
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (D)	249,757	244,881
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (D)	647,512	569,436

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (D)	$ 32,200	$ 31,591
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (D)	468,498	426,628
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	905,000	902,039
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (D)	86,360	81,777
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (D)	1,950,000	1,915,563
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (D)	1,900,000	1,856,302
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 6.44% (C), 01/20/2031 (D)	800,000	792,763
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	162,598	156,470
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	28,382	27,667
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	23,222	22,617
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	202,896	194,259
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (C), 07/20/2030 (D)	1,684,931	1,670,511
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	185,725	172,992
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	584,105	544,494
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	1,434,033	1,439,102
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (D)	1,300,000	1,193,098
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 6.39% (C), 10/20/2028 (D)	350,055	347,087

Total Asset-Backed Securities (Cost $22,472,615)		21,305,642

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,161,506
5.15%, 05/01/2030	872,000	876,591
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	1,103,000	940,408

		2,978,505

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031	$ 1,760,000	$ 1,389,239

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	554,000	483,257
BorgWarner, Inc. 3.38%, 03/15/2025 (E)	572,000	556,365

		1,039,622

Automobiles - 0.2%
General Motors Co. 6.25%, 10/02/2043	262,000	253,800
General Motors Financial Co., Inc. 5.00%, 04/09/2027	755,000	745,583
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (D) (E)	661,000	694,786

		1,694,169

Banks - 1.5%
Bank of America Corp.
Fixed until 02/04/2024, 1.84% (C), 02/04/2025	520,000	504,635
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	872,000	825,501
5.29% (C), 04/25/2034	1,704,000	1,711,887
Barclays PLC Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,291,000	1,338,675
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (C), 10/27/2028	2,370,000	2,220,816
Commerzbank AG 8.13%, 09/19/2023 (D)	1,955,000	1,934,032
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	420,000	407,898
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	1,667,000	1,786,689
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,512,000	1,368,300
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	507,000	485,931
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,013,000	1,044,056
Truist Financial Corp. Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,300,000	1,258,336
Wells Fargo & Co.
5.39% (C), 04/24/2034	1,187,000	1,204,017
Fixed until 06/15/2024 (F), 5.90% (C)	513,000	483,708

		16,574,481

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	888,000	834,322
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	527,224
3.70%, 12/06/2026	152,000	147,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Capital PLC 5.50%, 01/24/2033	$ 471,000	$ 512,417

		2,021,527

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	387,742
4.05%, 11/21/2039	733,000	647,497
Amgen, Inc.
2.00%, 01/15/2032	440,000	355,933
5.60%, 03/02/2043	473,000	486,524
CSL Finance PLC 4.63%, 04/27/2042 (D)	513,000	486,430
Gilead Sciences, Inc. 4.15%, 03/01/2047	177,000	156,842

		2,520,968

Building Products - 0.2%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	619,538
3.75%, 12/01/2027	610,000	583,947
Carrier Global Corp. 2.72%, 02/15/2030	539,000	471,301

		1,674,786

Capital Markets - 0.8%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	772,000	718,109
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	1,477,000	1,498,661
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	427,000	407,915
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	1,701,000	1,588,904
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (C), 02/24/2033	1,519,000	1,306,717
Morgan Stanley
Fixed until 12/10/2025, 0.99% (C), 12/10/2026	211,000	188,547
5.25% (C), 04/21/2034	1,400,000	1,411,238
Northern Trust Corp. 6.13%, 11/02/2032	1,247,000	1,330,885

		8,450,976

Chemicals - 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (D)	664,000	538,951
Nutrien Ltd. 4.90%, 03/27/2028	514,000	515,156

		1,054,107

Commercial Services & Supplies - 0.3%
ADT Security Corp. 4.13%, 08/01/2029 (D)	793,000	688,919
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	414,000	385,240
5.55%, 05/30/2033 (D)	628,000	623,569

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc. 5.00%, 04/01/2034	$ 685,000	$ 699,179
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	1,623,000	1,279,019

		3,675,926

Construction & Engineering - 0.0% (B)
Quanta Services, Inc. 2.90%, 10/01/2030	499,000	432,449

Consumer Finance - 0.2%
BMW US Capital LLC 2.80%, 04/11/2026 (D)	806,000	772,487
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	1,497,000	1,390,288
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (D)	644,000	563,511

		2,726,286

Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (D)	1,001,000	801,099
Sysco Corp. 3.30%, 07/15/2026	945,000	910,524

		1,711,623

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	665,000	605,594

Diversified REITs - 0.1%
Broadstone Net Lease LLC 2.60%, 09/15/2031	1,152,000	843,887

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	145,468
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	787,108
2.99%, 10/30/2056	1,656,000	1,067,839

		2,000,415

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	736,000	713,499
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	117,000	120,620
DTE Electric Co. 4.30%, 07/01/2044	1,430,000	1,276,795
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,468,264
Duke Energy Progress LLC 3.60%, 09/15/2047	1,237,000	967,075
Entergy Arkansas LLC 3.70%, 06/01/2024	192,000	189,302
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	70,000	72,305
Pacific Gas & Electric Co. 2.50%, 02/01/2031	611,000	494,371
PacifiCorp
3.60%, 04/01/2024	833,000	820,955
5.75%, 04/01/2037	117,000	125,804

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co. 3.00%, 05/15/2025	$ 424,000	$ 409,581

		6,658,571

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 2.95%, 02/15/2032	886,000	737,028
Keysight Technologies, Inc. 4.60%, 04/06/2027	724,000	722,593
Sensata Technologies BV 4.00%, 04/15/2029 (D)	200,000	180,755
Sensata Technologies, Inc. 4.38%, 02/15/2030 (D)	403,000	367,083
Trimble, Inc. 6.10%, 03/15/2033	722,000	738,123

		2,745,582

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (D)	1,207,000	1,167,171
Schlumberger Investment SA 3.65%, 12/01/2023	98,000	97,033

		1,264,204

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,082,340
4.50%, 09/15/2023	849,000	843,672
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	677,000	605,437
5.50%, 12/15/2024 (D)	1,296,000	1,278,024
Equitable Holdings, Inc. 5.59%, 01/11/2033	1,284,000	1,274,821

		5,084,294

Food Products - 0.3%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031 (E)	957,000	820,081
Cargill, Inc. 5.13%, 10/11/2032 (D)	527,000	545,716
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (D)	440,000	376,164
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,051,000	846,696
Viterra Finance BV 4.90%, 04/21/2027 (D)	878,000	847,531

		3,436,188

Ground Transportation - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (D)	969,000	908,760
5.50%, 01/15/2026 (D)	1,240,000	1,215,723
Norfolk Southern Corp. 4.55%, 06/01/2053	1,258,000	1,140,276

		3,264,759

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	600,000	564,228
5.75%, 12/06/2052 (D)	410,000	438,753

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030 (D)	$ 412,000	$ 433,023

		1,436,004

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	875,000	745,203
3.38%, 02/15/2030	510,000	451,432
Cigna Group 2.40%, 03/15/2030	862,000	746,388
CVS Health Corp. 2.70%, 08/21/2040	858,000	613,776
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	619,182
5.13%, 02/15/2053	496,000	492,462
HCA, Inc.
4.13%, 06/15/2029	520,000	491,859
5.25%, 04/15/2025	230,000	230,387
5.50%, 06/15/2047	527,000	495,339
Humana, Inc. 5.50%, 03/15/2053	516,000	525,828
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	532,000	480,595
Molina Healthcare, Inc. 4.38%, 06/15/2028 (D)	362,000	339,327
UnitedHealth Group, Inc. 5.20%, 04/15/2063	769,000	783,390

		7,015,168

Health Care REITs - 0.1%
Physicians Realty LP 2.63%, 11/01/2031	951,000	754,627
Ventas Realty LP 3.25%, 10/15/2026	930,000	868,631

		1,623,258

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	47,924
3.80%, 02/15/2028	685,000	645,266
Hyatt Hotels Corp. 1.80%, 10/01/2024	417,000	396,185
Warnermedia Holdings, Inc. 5.05%, 03/15/2042 (D)	1,176,000	963,436

		2,052,811

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	494,000	415,907
4.50%, 03/11/2044	826,000	744,945

		1,160,852

Industrial REITs - 0.0% (B)
Prologis LP 5.25%, 06/15/2053	426,000	425,942

Insurance - 0.5%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	1,133,000	1,143,993
Global Atlantic Finance Co. 3.13%, 06/15/2031 (D)	1,549,000	1,198,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (D)	$ 600,000	$ 601,823
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (D)	1,642,000	1,557,183
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	977,000	837,252

		5,338,691

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	1,990,000	1,975,291
Tencent Holdings Ltd. 3.28%, 04/11/2024 (D)	742,000	729,788

		2,705,079

IT Services - 0.1%
Fiserv, Inc. 5.45%, 03/02/2028	733,000	750,396
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (D)	763,000	316,645

		1,067,041

Machinery - 0.1%
CNH Industrial Capital LLC 4.55%, 04/10/2028	710,000	701,280

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	562,000	420,371
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (D)	827,000	746,956
Comcast Corp. 2.94%, 11/01/2056	372,000	247,076
NBCUniversal Media LLC 4.45%, 01/15/2043	456,000	417,760
Paramount Global 4.20%, 05/19/2032	588,000	505,911

		2,338,074

Metals & Mining - 0.3%
Anglo American Capital PLC 4.50%, 03/15/2028 (D)	1,293,000	1,244,004
ArcelorMittal SA 6.55%, 11/29/2027	1,054,000	1,099,115
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	481,000	475,002
Glencore Funding LLC 2.63%, 09/23/2031 (D)	837,000	692,775

		3,510,896

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	587,000	580,795
CMS Energy Corp.
3.88%, 03/01/2024	65,000	64,196
4.88%, 03/01/2044	141,000	130,752

		775,743

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Corporate Office Properties LP 2.25%, 03/15/2026	$ 314,000	$ 280,075
Highwoods Realty LP 4.13%, 03/15/2028	482,000	427,055
Office Properties Income Trust 3.45%, 10/15/2031	406,000	208,998

		916,128

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 3.40%, 02/15/2031	390,000	341,950
Chevron USA, Inc. 3.25%, 10/15/2029	654,000	620,310
Energy Transfer LP
4.90%, 02/01/2024	356,000	353,782
5.15%, 02/01/2043	559,000	489,028
5.55%, 02/15/2028	445,000	453,697
5.95%, 10/01/2043	499,000	481,182
7.60%, 02/01/2024	397,000	401,643
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,656,000	1,408,711
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	772,000	765,779
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,184,000	1,193,934
ONEOK, Inc. 6.10%, 11/15/2032	1,043,000	1,088,683
Petroleos Mexicanos
6.50%, 01/23/2029 (E)	385,000	325,946
6.84%, 01/23/2030	892,000	720,821
6.88%, 08/04/2026	340,000	321,616
7.69%, 01/23/2050	95,000	63,591
Pioneer Natural Resources Co. 2.15%, 01/15/2031	871,000	728,457
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	637,000	573,835
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	573,000	553,964
Shell International Finance BV
2.50%, 09/12/2026	714,000	677,890
3.75%, 09/12/2046	351,000	295,867
Western Midstream Operating LP 6.15%, 04/01/2033	703,000	715,092
Williams Cos., Inc. 5.40%, 03/04/2044	97,000	91,530

		12,667,308

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	552,981	504,144
United Airlines Pass-Through Trust 3.75%, 03/03/2028	558,528	523,016

		1,027,160

Personal Care Products - 0.1%
Haleon US Capital LLC 3.38%, 03/24/2027	448,000	427,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Kenvue, Inc. 5.00%, 03/22/2030 (D)	$ 1,149,000	$ 1,189,456

		1,616,476

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.20%, 05/28/2026	388,000	354,642
Bayer US Finance II LLC 4.38%, 12/15/2028 (D)	716,000	693,220
Royalty Pharma PLC 2.20%, 09/02/2030	683,000	559,160
Viatris, Inc. 2.30%, 06/22/2027	425,000	374,101

		1,981,123

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	879,000	843,668
5.10%, 12/15/2027	840,000	849,023

		1,692,691

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	513,000	462,245
Realty Income Corp. 4.90%, 07/15/2033	750,000	735,027

		1,197,272

Retail REITs - 0.1%
Simon Property Group LP
2.20%, 02/01/2031	413,000	336,496
5.50%, 03/08/2033	707,000	719,171

		1,055,667

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	1,238,000	1,199,954
Broadcom, Inc.
1.95%, 02/15/2028 (D)	464,000	406,484
3.50%, 02/15/2041 (D)	610,000	459,110
Intel Corp. 5.63%, 02/10/2043	505,000	518,610
KLA Corp. 3.30%, 03/01/2050	730,000	556,950
Microchip Technology, Inc. 0.98%, 09/01/2024	684,000	643,436
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	267,139
3.40%, 05/01/2030	656,000	588,864
QUALCOMM, Inc. 3.25%, 05/20/2050	487,000	373,670
Skyworks Solutions, Inc. 1.80%, 06/01/2026	379,000	341,152
TSMC Global Ltd. 1.38%, 09/28/2030 (D)	1,611,000	1,290,399

		6,645,768

Software - 0.4%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	140,000	121,774

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor, Inc. 1.75%, 07/15/2025 (D)	$ 945,000	$ 864,725
Oracle Corp.
3.65%, 03/25/2041	601,000	465,608
6.90%, 11/09/2052	951,000	1,066,662
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	1,217,000	1,182,774
Workday, Inc. 3.50%, 04/01/2027	944,000	904,826

		4,606,369

Specialized REITs - 0.7%
American Tower Trust #1 3.65%, 03/15/2048 (D)	508,000	481,747
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,058,000	1,806,275
1.88%, 07/15/2050 (D)	746,000	676,285
2.84%, 01/15/2050 (D)	2,715,000	2,590,304
VICI Properties LP 4.95%, 02/15/2030	1,256,000	1,200,598
Weyerhaeuser Co. 4.00%, 04/15/2030	1,001,000	945,018

		7,700,227

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	836,000	774,269

Tobacco - 0.2%
BAT Capital Corp. 2.26%, 03/25/2028	971,000	841,401
Philip Morris International, Inc. 5.63%, 11/17/2029	807,000	840,945

		1,682,346

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.38%, 07/16/2042	300,000	269,350
Sprint LLC 7.88%, 09/15/2023	640,000	644,922
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	750,236
3.88%, 04/15/2030	684,000	643,180

		2,307,688

Total Corporate Debt Securities (Cost $163,605,043)		149,869,489

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.1%
Brazil Government International Bonds 4.25%, 01/07/2025	330,000	325,920

Chile - 0.0% (B)
Chile Government International Bonds 3.50%, 01/25/2050	400,000	307,917

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024 (E)	235,000	230,300
4.50%, 01/28/2026	850,000	803,471

		1,033,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (D)	$ 1,035,000	$ 1,047,591
5.38%, 10/17/2023 (D)	115,000	115,071

		1,162,662

Mexico - 0.1%
Mexico Government International Bonds 3.75%, 01/11/2028	1,126,000	1,087,423

Panama - 0.0% (B)
Panama Government International Bonds 3.88%, 03/17/2028	315,000	302,855

Peru - 0.0% (B)
Peru Government International Bonds 7.35%, 07/21/2025	125,000	131,680

Total Foreign Government Obligations (Cost $4,577,737)		4,352,228

MORTGAGE-BACKED SECURITIES - 2.6%
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (D)	436,021	402,156
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (C), 11/05/2036 (D)	3,045,000	24,703
CIM Trust Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (D)	1,746,977	1,517,428
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	68,151	67,186
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	220,000	216,324
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,164,234
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (D)	172,749	164,769
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,310,000	1,296,150
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,371,539
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	3,050,000	2,839,901
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	1,471,128	1,204,181
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	1,198,563	1,067,563
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (D)	1,250,000	1,183,227
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (D)	700,000	648,695

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class B, 4.27% (C), 01/15/2046	$ 950,000	$ 942,529
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (D)	66,246	64,261
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (C), 12/25/2052 (D)	80,563	74,257
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	41,201	38,993
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	100,430	92,107
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	78,277	71,970
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	174,088	163,746
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	113,871	108,134
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	123,749	113,643
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	156,967	145,747
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	353,704	336,473
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	786,283	746,361
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	494,835	476,342
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	364,721	340,485
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	181,986	173,042
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	260,244	247,254
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	934,920	874,425
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	832,148	780,946
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (D)	1,373,000	1,270,353
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	79,229	77,823
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	80,618	79,477
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	67,350	65,491
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	418,952	398,221
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	215,172	205,342
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	285,481	277,037
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	632,919	606,637

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	$ 1,261,181	$ 1,170,778
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	700,147	666,016
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	1,052,418	921,537
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	2,065,483	1,863,978
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	1,434,786	1,344,407
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (D)	17,746	16,682

Total Mortgage-Backed Securities (Cost $31,886,363)		28,922,550

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	100,660	102,451
5.50%, 06/01/2041	43,661	45,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,113,402
2.81%, 01/25/2025	1,748,734	1,693,493
2.89%, 06/25/2027	262,529	258,534
3.01%, 07/25/2025	2,408,000	2,333,092
3.06% (C), 08/25/2024	1,763,409	1,721,873
3.49%, 01/25/2024	1,259,970	1,244,287
3.53% (C), 07/25/2023	723,722	719,075
Federal National Mortgage Association
3.33% (C), 10/25/2023	59,203	58,582
3.50%, 07/01/2028 - 11/01/2028	106,954	104,334
12-Month LIBOR + 1.52%, 3.83% (C), 02/01/2043	16,152	15,895
4.00%, 04/01/2026 - 06/01/2042	32,927	32,195
4.50%, 02/01/2025 - 06/01/2026	23,327	23,301
5.00%, 04/01/2039 - 11/01/2039	528,088	531,403
5.50%, 10/01/2036 - 12/01/2041	391,368	406,488
6.00%, 08/01/2036 - 06/01/2041	548,785	572,356
6.50%, 05/01/2040	48,971	51,517
Government National Mortgage Association, Interest Only STRIPS Series 2012-120, Class IO, 0.64% (C), 02/16/2053	225,046	3,583
Tennessee Valley Authority 5.88%, 04/01/2036	774,000	893,265
Uniform Mortgage-Backed Security
2.00%, TBA (G)	15,218,000	13,125,837
2.50%, TBA (G)	26,881,000	23,460,229
3.00%, TBA (G)	19,095,000	17,238,570
3.50%, TBA (G)	15,362,000	14,363,371
4.00%, TBA (G)	8,005,000	7,641,335
4.50%, TBA (G)	7,362,000	7,182,264
5.50%, TBA (G)	8,812,000	8,873,615

Total U.S. Government Agency Obligations (Cost $107,200,397)		104,809,584

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury - 9.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 3,844,000	$ 2,238,079
1.88%, 02/15/2051 - 11/15/2051	6,386,000	4,355,751
2.00%, 02/15/2050	1,799,000	1,275,111
2.25%, 08/15/2046 - 02/15/2052	5,391,000	4,039,266
2.38%, 02/15/2042 - 05/15/2051	4,411,000	3,514,208
2.50%, 02/15/2045 - 05/15/2046	7,240,000	5,776,824
2.75%, 08/15/2042 - 11/15/2047	3,376,900	2,831,317
2.88%, 08/15/2045 - 05/15/2049	2,261,600	1,933,127
3.00%, 05/15/2042 - 02/15/2049	2,313,400	2,024,787
3.00%, 08/15/2052 (E)	1,598,900	1,403,035
3.13%, 02/15/2042 - 05/15/2048	6,049,600	5,513,142
3.63%, 02/15/2044	1,985,000	1,926,303
3.88%, 02/15/2043	730,000	736,844
4.00%, 11/15/2052	914,000	969,411
5.25%, 02/15/2029	1,098,000	1,192,574
U.S. Treasury Notes
0.13%, 05/31/2023	440,000	438,391
0.25%, 08/31/2025	1,084,000	995,205
0.63%, 05/15/2030	1,045,000	860,084
0.63%, 08/15/2030 (E)	4,776,000	3,910,723
0.88%, 06/30/2026	848,200	776,633
1.13%, 02/15/2031	1,272,000	1,078,169
1.38%, 11/15/2031 (E)	3,962,000	3,361,974
1.50%, 08/15/2026 - 02/15/2030	4,601,100	4,143,392
1.63%, 02/15/2026 - 05/15/2031	13,736,600	12,313,882
1.75%, 05/15/2023 (E)	500,000	499,448
1.88%, 02/15/2032	2,770,800	2,444,040
2.25%, 11/15/2025 (E)	856,100	822,190
2.25%, 11/15/2027	997,500	941,585
2.50%, 08/15/2023 - 01/31/2024	4,172,000	4,127,233
2.50%, 05/31/2024 (E)	367,000	358,169
2.63%, 02/15/2029	653,500	621,591
2.75%, 05/15/2025 - 08/15/2032	5,993,000	5,734,708
2.88%, 05/15/2028 - 05/15/2032	4,666,600	4,484,240
2.88%, 08/15/2028 (E)	1,510,400	1,460,486
3.13%, 11/15/2028 (E)	1,189,500	1,162,969
3.50%, 01/31/2028 - 02/15/2033	7,978,000	7,979,557
3.88%, 11/30/2027	1,051,400	1,064,707
4.13%, 09/30/2027 - 11/15/2032	3,891,200	4,081,196

		103,390,351

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	1,861,359	1,331,908
1.75%, 01/15/2028	1,076,813	1,096,708
2.50%, 01/15/2029	3,664,325	3,899,464
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	2,475,347	2,289,430

		8,617,510

Total U.S. Government Obligations (Cost $123,152,591)		112,007,861

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 7.5%
Banks - 3.5%
Australia & New Zealand Banking Group Ltd. 5.16% (H), 07/10/2023	$ 3,250,000	$ 3,217,049
BofA Securities, Inc. 5.21% (H), 07/13/2023	4,510,000	4,461,433
Cooperatieve Rabobank UA 5.21% (H), 07/05/2023	1,000,000	990,650
DBS Bank Ltd. 5.08% (H), 07/27/2023	4,800,000	4,739,760
Korea Development Bank 5.35% (H), 06/14/2023	3,035,000	3,015,212
Lloyds Bank PLC 5.09% (H), 07/18/2023	4,200,000	4,151,153
Macquarie Bank Ltd.
5.21% (H), 08/14/2023	3,000,000	2,953,596
5.37% (H), 09/01/2023	1,250,000	1,227,197
National Bank of Canada 5.10% (H), 08/01/2023	4,750,000	4,686,474
Svenska Handelsbanken AB 5.06% (H), 07/24/2023	3,000,000	2,964,207
Toronto-Dominion Bank 5.38% (H), 09/06/2023	4,750,000	4,659,065
Westpac Securities NZ Ltd. 5.38% (H), 09/05/2023	2,310,000	2,266,765

		39,332,561

Financial Services - 3.4%
Anglesea Funding LLC 5.14% (H), 08/03/2023	4,250,000	4,190,224
Barton Capital SA 4.87% (H), 05/09/2023	4,250,000	4,243,671
CAFCO LLC 5.33% (H), 08/28/2023	4,250,000	4,173,852
Chariot Funding LLC 5.15% (H), 07/06/2023 - 07/13/2023	4,675,000	4,624,824
Glencove Funding LLC 5.29% (H), 08/17/2023	4,500,000	4,427,753
LMA-Americas LLC 5.19% (H), 08/11/2023	2,500,000	2,461,646
Mont Blanc Capital Corp. 4.90% (H), 05/10/2023	3,710,000	3,703,981
Ridgefield Funding Co. LLC 5.19% (H), 08/10/2023	5,000,000	4,924,239
Thunder Bay Funding LLC 5.03% (H), 05/12/2023 - 05/18/2023	4,844,000	4,833,560

		37,583,750

	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC 5.36% (H), 09/05/2023	$ 4,500,000	$ 4,414,476

Software - 0.2%
Manhattan Asset Funding Co. LLC 5.20% (H), 07/10/2023	2,100,000	2,078,129

Total Commercial Paper (Cost $83,448,350)		83,408,916

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bills
4.66% (H), 06/08/2023	1,761,000	1,752,166
4.79% (H), 09/07/2023	784,000	770,399
4.96% (H), 09/07/2023	2,698,000	2,651,196
5.29% (H), 09/07/2023	4,108,000	4,036,735

Total Short-Term U.S. Government Obligations (Cost $9,205,855)		9,210,496

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	1,492,070	1,492,070

Total Other Investment Company (Cost $1,492,070)		1,492,070

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.10% (H), dated 04/28/2023, to be repurchased at $11,974,886 on 05/01/2023. Collateralized by U.S. Government Obligations, 2.00% - 4.13%, due 01/31/2025 - 02/15/2025, and with a total value of $12,212,397.	$11,972,791	11,972,791

Total Repurchase Agreement (Cost $11,972,791)		11,972,791

Total Investments (Cost $942,859,281)		1,191,600,699
Net Other Assets (Liabilities) - (7.7)%		(85,140,083)

Net Assets - 100.0%		$1,106,460,616

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	33	06/16/2023	$6,795,833	$6,911,025	$115,192	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$663,353,778	$—	$—	$663,353,778
Preferred Stocks	895,294	—	—	895,294
Asset-Backed Securities	—	21,305,642	—	21,305,642
Corporate Debt Securities	—	149,869,489	—	149,869,489
Foreign Government Obligations	—	4,352,228	—	4,352,228
Mortgage-Backed Securities	—	28,922,550	—	28,922,550
U.S. Government Agency Obligations	—	104,809,584	—	104,809,584
U.S. Government Obligations	—	112,007,861	—	112,007,861
Commercial Paper	—	83,408,916	—	83,408,916
Short-Term U.S. Government Obligations	—	9,210,496	—	9,210,496
Other Investment Company	1,492,070	—	—	1,492,070
Repurchase Agreement	—	11,972,791	—	11,972,791

Total Investments	$665,741,142	$525,859,557	$—	$1,191,600,699

Other Financial Instruments
Futures Contracts (J)	$115,192	$—	$—	$115,192

Total Other Financial Instruments	$115,192	$—	$—	$115,192

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $84,530,609, representing 7.6% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,545,353, collateralized by cash collateral of $1,492,070 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,349,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.5%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$1,862,026	$1,699,320
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	6,533,325	5,871,947
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	2,959,893	2,649,320
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 01/22/2030 (A)	9,461,368	9,444,192
AmeriCredit Automobile Receivables Trust Series 2020-2, Class D, 2.13%, 03/18/2026	1,360,000	1,285,429
Anchorage Capital CLO 11 Ltd. Series 2019-11A, Class AR, 3-Month LIBOR + 1.14%, 6.41% (B), 07/22/2032 (A)	12,300,000	12,120,789
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3-Month LIBOR + 1.14%, 6.40% (B), 07/15/2032 (A)	10,000,000	9,845,190
Apidos CLO XXXI Series 2019-31A, Class BR, 3-Month LIBOR + 1.55%, 6.81% (B), 04/15/2031 (A)	12,500,000	12,239,250
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	6,043,566	5,426,777
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,408,271
Series 2020-1A, Class B,
2.68%, 08/20/2026 (A)	520,000	485,984
BHG Securitization Trust Series 2022-C, Class A, 5.32%, 10/17/2035 (A)	10,214,145	10,122,020
BXG Receivables Note Trust
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	1,929,024	1,869,454
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	4,808,346	4,350,054
Carmax Auto Owner Trust Series 2020-1, Class A4, 2.03%, 06/16/2025	17,355,000	16,911,861
CF Hippolyta Issuer LLC Series 2020-1, Class B1, 2.28%, 07/15/2060 (A)	5,846,438	5,265,473
CNH Equipment Trust Series 2019-C, Class B, 2.35%, 04/15/2027	1,730,000	1,699,690
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.30%, 5.32% (B), 03/25/2047	2,703,596	2,627,483
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	1,770,416	1,691,428

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust (continued)
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	$ 1,611,457	$ 1,480,545
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	1,504,027	1,378,113
Discover Card Execution Note Trust Series 2022-A2, Class A, 3.32%, 05/15/2027	20,000,000	19,494,612
Evergreen Credit Card Trust Series 2022-CRT1, Class B, 5.61%, 07/15/2026 (A)	625,000	620,423
Ford Credit Auto Lease Trust Series 2021-A, Class C, 0.78%, 09/15/2025	1,725,000	1,716,056
Ford Credit Auto Owner Trust
Series 2018-2, Class A,
3.47%, 01/15/2030 (A)	20,000,000	19,920,000
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	16,000,000	15,770,688
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,099,753
Series 2020-1, Class C,
2.54%, 08/15/2031 (A)	1,135,000	1,073,098
Series 2022-A, Class C,
2.14%, 07/15/2029	1,625,000	1,508,593
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	704,263
Series 2020-2, Class C,
1.31%, 10/15/2025 (A)	1,860,000	1,812,492
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	810,926	785,892
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	2,903,951	2,733,397
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	2,618,312	2,469,155
Series 2022-2A, Class A,
4.30%, 01/25/2037 (A)	7,056,623	6,874,053
Honda Auto Receivables Owner Trust Series 2022-2, Class A2, 3.81%, 03/18/2025	6,169,260	6,118,774
HPEFS Equipment Trust Series 2022-1A, Class C, 1.96%, 05/21/2029 (A)	1,100,000	1,040,178
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,238,337
Series 2021-B, Class A3,
0.38%, 01/15/2026	18,062,099	17,427,619
Marathon Static CLO Ltd. Series 2022- 18A, Class A1, 3-Month Term SOFR + 2.22%, 7.27% (B), 07/20/2030 (A)	6,537,752	6,563,393
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	2,481,137	2,400,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	$ 453,251	$ 424,076
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	2,385,530	2,217,388
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	2,729,142	2,508,588
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	3,220,923	2,935,132
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	7,785,000	7,759,531
MVW Owner Trust
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	160,894	158,791
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,803,892	2,655,102
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	19,567,000	19,221,445
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,749,022
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (A)	15,000,000	14,655,012
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,488,500	1,432,407
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,161,067	1,128,398
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	2,350,608	2,219,750
PennantPark CLO III Ltd. Series 2021-3A, Class A1, 3-Month LIBOR + 1.62%, 6.89% (B), 10/22/2032 (A)	15,000,000	14,656,380
PFS Financing Corp. Series 2021-A, Class A, 0.71%, 04/15/2026 (A)	900,000	857,600
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	9,210,101	9,044,158
Series 2021-2, Class D,
1.35%, 07/15/2027	6,900,000	6,542,180
Series 2022-5, Class A2,
3.98%, 01/15/2025	3,447,767	3,439,201
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	134,033	132,755
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	931,165	923,156
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	910,214	889,277
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	2,122,571	1,977,048
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	1,857,249	1,758,659
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	4,356,583	4,027,889

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2022-3A, Class A,
5.83%, 07/20/2039 (A)	$ 10,940,362	$ 11,141,064
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	12,055,434	12,098,051
Toyota Auto Receivables Owner Trust Series 2022-C, Class A2A, 3.83%, 08/15/2025	11,172,266	11,070,957
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	7,270,000	6,672,173
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	898,823
Series 2022-1, Class C,
1.39%, 01/20/2027	1,250,000	1,235,984
Verizon Owner Trust
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	449,162
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	973,262
Volvo Financial Equipment LLC Series 2019-2A, Class B, 2.28%, 11/15/2024 (A)	930,000	919,184
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (A)	4,261,762	4,128,662
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 6.80% (B), 07/20/2029 (A)	10,000,000	9,850,870
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 6.75% (B), 04/20/2028 (A)	15,000,000	14,826,615
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 6.87% (B), 10/20/2029 (A)	15,000,000	14,777,205
World Omni Auto Receivables Trust Series 2019-B, Class B, 2.86%, 06/16/2025	625,000	624,445
World Omni Select Auto Trust Series 2021-A, Class C, 1.09%, 11/15/2027	1,515,000	1,387,688

Total Asset-Backed Securities (Cost $425,106,546)		416,611,196

CORPORATE DEBT SECURITIES - 66.4%
Aerospace & Defense - 1.1%
Boeing Co.
1.43%, 02/04/2024	6,940,000	6,735,025
1.95%, 02/01/2024	8,089,000	7,859,469
Huntington Ingalls Industries, Inc. 0.67%, 08/16/2023	9,907,000	9,761,721
Raytheon Technologies Corp. 5.00%, 02/27/2026	14,569,000	14,801,206

		39,157,421

Air Freight & Logistics - 0.6%
GXO Logistics, Inc. 1.65%, 07/15/2026	26,130,000	22,629,640

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobile Components - 0.7%
Aptiv PLC/Aptiv Corp. 2.40%, 02/18/2025	$ 6,979,000	$ 6,653,219
BorgWarner, Inc. 5.00%, 10/01/2025 (A)	20,550,000	20,449,668

		27,102,887

Automobiles - 1.2%
General Motors Financial Co., Inc.
3-Month SOFR + 0.76%, 5.55% (B), 03/08/2024	14,954,000	14,886,817
3-Month SOFR + 1.20%, 5.93% (B), 11/17/2023	1,760,000	1,758,542
6.00%, 01/09/2028	10,925,000	11,148,600
Stellantis Finance US, Inc. 5.63%, 01/12/2028 (A) (C)	15,076,000	15,479,557

		43,273,516

Banks - 15.4%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,644,995
5.15%, 08/18/2025	15,000,000	14,889,784
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	9,914,000	9,061,668
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	24,957,149
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,335,813
Fixed until 07/22/2025, 4.83% (B), 07/22/2026 (C)	9,895,000	9,779,633
Bank of Montreal 2.65%, 03/08/2027	1,220,000	1,130,909
Bank of Nova Scotia 4.75%, 02/02/2026	20,000,000	19,934,384
Banque Federative du Credit Mutuel SA 4.94%, 01/26/2026 (A)	20,000,000	19,920,585
Barclays PLC
3-Month LIBOR + 1.38%, 6.25% (B), 05/16/2024	2,000,000	1,999,949
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,537,092
BNP Paribas SA Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	13,388,000	12,473,714
BPCE SA 5.15%, 07/21/2024 (A)	15,364,000	15,073,400
CaixaBank SA Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	24,800,000	25,045,222
Citigroup, Inc. 3-Month LIBOR + 1.02%, 5.99% (B), 06/01/2024	14,675,000	14,669,147
Commerzbank AG 8.13%, 09/19/2023 (A)	8,000,000	7,914,196
Cooperatieve Rabobank UA 2.63%, 07/22/2024 (A)	8,117,000	7,854,520
Credit Agricole SA 4.38%, 03/17/2025 (A)	7,474,000	7,265,281

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	$ 8,929,000	$ 8,323,387
Fixed until 06/22/2023, 1.23% (B), 06/22/2024 (A)	10,675,000	10,589,750
DNB Bank ASA Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,113,372
Fifth Third Bancorp 3.65%, 01/25/2024	10,000,000	9,831,817
First-Citizens Bank & Trust Co. Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,274,514
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024	11,000,000	10,821,781
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,255,753
3-Month LIBOR + 1.00%, 5.92% (B), 05/18/2024	10,000,000	10,002,429
Fixed until 11/03/2027, 7.39% (B), 11/03/2028	10,050,000	10,800,316
HSBC USA, Inc. 5.63%, 03/17/2025	10,000,000	10,058,366
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	8,929,000	8,602,459
7.00%, 11/21/2025 (A)	3,738,000	3,816,004
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,194,262
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,040,449
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	16,588,000	15,618,301
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	24,931,000	23,159,163
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	7,853,000	7,818,628
7.75%, 07/15/2025	5,982,000	6,303,504
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (B), 05/11/2024	10,000,000	9,987,788
4.50%, 11/04/2024	8,718,000	8,512,953
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,231,356
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,404,959
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,702,161
3.88%, 04/10/2025	11,750,000	11,361,097
PNC Financial Services Group, Inc. Fixed until 01/26/2026, 4.76% (B), 01/26/2027	19,148,000	18,909,043
Royal Bank of Canada 4.95%, 04/25/2025	11,544,000	11,543,307
Santander UK Group Holdings PLC Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,168,944

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander UK PLC 5.00%, 11/07/2023 (A)	$ 8,117,000	$ 8,038,525
Standard Chartered PLC Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,144,227
Sumitomo Mitsui Financial Group, Inc. 3-Month SOFR + 0.88%, 5.72% (B), 01/14/2027	1,445,000	1,413,642
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/2023 (A)	1,075,000	1,057,261
Swedbank AB 5.34%, 09/20/2027 (A)	21,078,000	21,125,027
UniCredit SpA Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,557,005
US Bancorp Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,986,807
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,383,712
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	32,619,000	31,192,262
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,648,556

		559,480,328

Beverages - 1.2%
Constellation Brands, Inc. 3.60%, 05/09/2024	20,957,000	20,605,908
Keurig Dr. Pepper, Inc. 4.42%, 05/25/2025	21,739,000	21,592,539

		42,198,447

Biotechnology - 1.1%
AbbVie, Inc. 3.80%, 03/15/2025	21,046,000	20,676,992
Amgen, Inc. 5.15%, 03/02/2028	18,644,000	19,049,193

		39,726,185

Building Products - 0.8%
Carlisle Cos., Inc. 0.55%, 09/01/2023	6,980,000	6,849,101
Owens Corning 4.20%, 12/01/2024	21,046,000	20,764,991

		27,614,092

Capital Markets - 4.7%
Ameriprise Financial, Inc. 3.00%, 04/02/2025	1,579,000	1,520,752
Bank of New York Mellon Corp. Fixed until 06/13/2024, 3.43% (B), 06/13/2025	20,000,000	19,575,259
Charles Schwab Corp. 3-Month SOFR Index + 1.05%, 5.83% (B), 03/03/2027	450,000	432,882
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,092,262
4.75%, 08/09/2024	10,000,000	9,662,500
3-Month SOFR Index + 0.39%, 5.23% (B), 02/02/2024	16,749,000	16,213,155

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	$ 14,000,000	$ 13,711,941
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	2,527,000	2,564,889
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	14,957,000	13,411,156
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,000,000	2,742,303
Macquarie Group Ltd. Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	10,866,852
Morgan Stanley
Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,426,715
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,899,564
Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,678,062
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,819,999
Fixed until 10/16/2025, 6.14% (B), 10/16/2026	10,432,000	10,695,313
Nomura Holdings, Inc. 5.10%, 07/03/2025	21,582,000	21,286,023
UBS Group AG Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,585,901

		169,185,528

Chemicals - 0.2%
LYB International Finance III LLC 1.25%, 10/01/2025	3,968,000	3,614,792
Westlake Corp. 0.88%, 08/15/2024	3,953,000	3,744,190

		7,358,982

Commercial Services & Supplies - 0.8%
Ashtead Capital, Inc. 1.50%, 08/12/2026 (A)	7,199,000	6,355,532
Triton Container International Ltd. 0.80%, 08/01/2023 (A)	21,712,000	21,396,844

		27,752,376

Construction Materials - 0.2%
CRH America, Inc. 3.88%, 05/18/2025 (A)	8,117,000	7,897,640

Consumer Finance - 3.3%
Ally Financial, Inc.
1.45%, 10/02/2023	9,426,000	9,215,126
5.75%, 11/20/2025 (C)	7,384,000	7,168,846
American Express Co.
3.38%, 05/03/2024	18,230,000	17,885,905
3-Month SOFR Index + 0.65%, 5.35% (B), 11/04/2026	1,210,000	1,190,228
Capital One Financial Corp. Fixed until 05/09/2024, 4.17% (B), 05/09/2025	20,936,000	20,388,934

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	$ 5,000,000	$ 4,915,471
3.38%, 11/13/2025	7,233,000	6,717,406
6.95%, 03/06/2026	11,000,000	11,102,256
Hyundai Capital America 0.80%, 01/08/2024 (A)	9,979,000	9,670,914
Nissan Motor Acceptance Co. LLC 1.13%, 09/16/2024 (A)	12,140,000	11,281,822
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	619,646
3.95%, 06/06/2025 (A)	20,000,000	19,578,238

		119,734,792

Consumer Staples Distribution & Retail - 0.0% (D)
7-Eleven, Inc. 0.80%, 02/10/2024 (A)	1,225,000	1,180,948

Containers & Packaging - 1.0%
Avery Dennison Corp. 0.85%, 08/15/2024	12,139,000	11,488,204
Berry Global, Inc.
0.95%, 02/15/2024	4,469,000	4,309,603
1.57%, 01/15/2026	4,046,000	3,672,181
4.88%, 07/15/2026 (A)	8,091,000	7,910,775
Sonoco Products Co. 1.80%, 02/01/2025	8,699,000	8,195,613

		35,576,376

Diversified Consumer Services - 0.3%
Nationwide Building Society 3-Month SOFR + 1.29%, 6.02% (B), 02/16/2028 (A)	10,054,000	9,671,901

Diversified REITs - 0.3%
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/2026 (A)	11,215,000	9,930,195
Kimco Realty OP LLC 4.45%, 01/15/2024	850,000	837,981
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024 (A)	1,340,000	1,269,810

		12,037,986

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3-Month SOFR Index + 0.64%, 5.48% (B), 03/25/2024	6,928,000	6,915,202
3-Month LIBOR + 1.18%, 6.33% (B), 06/12/2024	1,770,000	1,780,829

		8,696,031

Electric Utilities - 4.8%
American Electric Power Co., Inc. 0.75%, 11/01/2023	9,842,000	9,610,691
Constellation Energy Generation LLC 3.25%, 06/01/2025	1,000,000	960,746
Duke Energy Corp. 5.00%, 12/08/2027	21,244,000	21,629,174
Edison International
4.95%, 04/15/2025	1,526,000	1,520,331
5.75%, 06/15/2027 (C)	17,373,000	17,803,168

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Enel Finance International NV 2.65%, 09/10/2024 (A)	$ 14,611,000	$ 14,099,029
Entergy Louisiana LLC 0.95%, 10/01/2024	15,767,000	14,933,187
Evergy, Inc. 2.45%, 09/15/2024	9,388,000	9,029,903
Eversource Energy 4.20%, 06/27/2024	21,308,000	21,071,352
Georgia Power Co. 2.10%, 07/30/2023	7,441,000	7,379,095
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,323,510
4.90%, 02/28/2028	10,919,000	11,030,073
Oncor Electric Delivery Co. LLC 2.75%, 06/01/2024	10,771,000	10,517,914
Southern Co. 0.60%, 02/26/2024	9,968,000	9,602,308
System Energy Resources, Inc. 6.00%, 04/15/2028	6,945,000	7,149,960
Wisconsin Public Service Corp. 5.35%, 11/10/2025	6,953,000	7,069,867

		173,730,308

Electrical Equipment - 0.4%
Regal Rexnord Corp. 6.05%, 02/15/2026 (A)	14,898,000	15,102,241

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. 4.75%, 03/30/2026	6,944,000	6,973,829
Arrow Electronics, Inc. 6.13%, 03/01/2026	14,285,000	14,290,579

		21,264,408

Financial Services - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	13,063,000	12,205,059
4.50%, 09/15/2023	235,000	233,525
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,621,356
4.38%, 01/30/2024 (A)	6,424,000	6,314,311
5.50%, 12/15/2024 (A)	8,793,000	8,671,039
Corebridge Global Funding 0.65%, 06/17/2024 (A)	8,902,000	8,461,667
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	12,043,000	11,551,155
3.85%, 06/15/2025 (A)	7,068,000	6,742,621
Jackson Financial, Inc. 1.13%, 11/22/2023	8,360,000	8,158,165
State Street Corp. Fixed until 01/26/2025, 4.86% (B), 01/26/2026	19,881,000	19,848,291

		83,807,189

Food Products - 0.5%
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	2,917,000	2,694,874
Cargill, Inc. 4.88%, 10/10/2025 (A)	14,928,000	15,023,269

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mondelez International, Inc. 2.13%, 03/17/2024	$ 1,120,000	$ 1,089,564

		18,807,707

Ground Transportation - 0.6%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,407,555
4.25%, 04/15/2026 (A)	4,964,000	4,642,837
Canadian Pacific Railway Co. 1.35%, 12/02/2024	10,978,000	10,369,037
Norfolk Southern Corp. 5.59%, 05/17/2025	1,432,000	1,441,472
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	442,959
1.16%, 04/03/2026 (A)	1,075,000	978,274

		22,282,134

Health Care Equipment & Supplies - 1.2%
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025 (A)	14,900,000	15,078,268
Medtronic Global Holdings SCA 4.25%, 03/30/2028	17,908,000	17,936,539
Stryker Corp. 0.60%, 12/01/2023	8,974,000	8,733,456

		41,748,263

Health Care Providers & Services - 1.1%
Cigna Group
0.61%, 03/15/2024 (C)	4,941,000	4,746,169
3.50%, 06/15/2024	250,000	245,752
CVS Health Corp. 2.63%, 08/15/2024	4,979,000	4,830,834
HCA, Inc. 5.00%, 03/15/2024	12,128,000	12,069,505
Humana, Inc. 0.65%, 08/03/2023	10,700,000	10,571,440
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	8,084,000	7,735,694

		40,199,394

Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,315,511
3.85%, 04/01/2027	750,000	712,405

		9,027,916

Hotels, Restaurants & Leisure - 1.4%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024	3,636,000	3,516,303
Hyatt Hotels Corp.
1.30%, 10/01/2023	5,666,000	5,582,106
1.80%, 10/01/2024	12,708,000	12,073,666
Warnermedia Holdings, Inc.
3.43%, 03/15/2024 (A)	21,892,000	21,421,438
3.53%, 03/15/2024 (A)	9,554,000	9,368,560

		51,962,073

Household Durables - 0.5%
Lennar Corp. 5.88%, 11/15/2024	17,738,000	17,825,696

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	$ 14,369,000	$ 13,891,983
Athene Global Funding 0.95%, 01/08/2024 (A)	10,562,000	10,161,462
Brighthouse Financial Global Funding 1.00%, 04/12/2024 (A)	12,138,000	11,604,012
Brown & Brown, Inc. 4.20%, 09/15/2024	9,820,000	9,698,997
Corebridge Financial, Inc. 3.50%, 04/04/2025 (A)	21,248,000	20,401,752
Five Corners Funding Trust 4.42%, 11/15/2023 (A)	7,131,000	7,082,322
GA Global Funding Trust 0.80%, 09/13/2024 (A)	18,547,000	17,315,440
Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024 (C)	8,778,000	8,665,741
Met Tower Global Funding 3.70%, 06/13/2025 (A)	21,000,000	20,442,816
Security Benefit Global Funding 1.25%, 05/17/2024 (A)	8,092,000	7,706,161

		126,970,686

IT Services - 0.5%
DXC Technology Co. 1.80%, 09/15/2026	5,398,000	4,736,672
Fiserv, Inc.
2.75%, 07/01/2024	10,943,000	10,629,881
3.20%, 07/01/2026	1,255,000	1,195,170

		16,561,723

Leisure Products - 0.3%
Brunswick Corp. 0.85%, 08/18/2024	12,062,000	11,336,500

Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc. 3-Month SOFR Index + 0.53%, 5.37% (B), 10/18/2024	515,000	514,875

Machinery - 0.7%
Caterpillar Financial Services Corp. 3.65%, 08/12/2025	10,281,000	10,108,553
CNH Industrial Capital LLC 4.55%, 04/10/2028	14,890,000	14,707,130

		24,815,683

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 07/23/2025	13,356,000	13,220,994
DISH DBS Corp. 5.25%, 12/01/2026 (A)	12,921,000	9,909,027
Paramount Global 4.75%, 05/15/2025 (C)	1,609,000	1,591,891

		24,721,912

Metals & Mining - 0.8%
ArcelorMittal SA 6.55%, 11/29/2027	12,899,000	13,451,123

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium SE 5.88%, 02/15/2026 (A)	$ 10,457,000	$ 10,406,179
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	4,114,000	4,062,705

		27,920,007

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 3.75%, 12/31/2024 (A)	3,490,000	3,264,262

Multi-Utilities - 1.5%
Black Hills Corp.
1.04%, 08/23/2024	7,262,000	6,849,941
4.25%, 11/30/2023	9,898,000	9,793,372
Dominion Energy, Inc. 3-Month LIBOR + 0.53%, 5.40% (B), 09/15/2023	1,775,000	1,773,495
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,316,026
2.53% (E), 10/01/2024	8,174,000	7,865,735
NiSource, Inc. 0.95%, 08/15/2025	12,136,000	11,134,654
WEC Energy Group, Inc. 4.75%, 01/15/2028	14,956,000	15,014,014

		53,747,237

Oil, Gas & Consumable Fuels - 3.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	14,433,000	14,476,231
DCP Midstream Operating LP 5.38%, 07/15/2025	16,350,000	16,352,305
Energy Transfer LP
4.20%, 09/15/2023	4,042,000	4,022,992
4.75%, 01/15/2026	1,565,000	1,549,847
Eni SpA 4.00%, 09/12/2023 (A)	8,629,000	8,617,547
EQT Corp. 5.68%, 10/01/2025	15,456,000	15,392,695
Kinder Morgan Energy Partners LP 4.30%, 05/01/2024	13,267,000	13,145,394
MPLX LP 4.88%, 12/01/2024	4,595,000	4,574,390
Phillips 66 3.85%, 04/09/2025	8,940,000	8,753,396
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,243,510
3.85%, 10/15/2023	6,324,000	6,269,223
4.65%, 10/15/2025	4,851,000	4,797,692
SA Global Sukuk Ltd. 0.95%, 06/17/2024 (A)	3,000,000	2,860,680
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (A)	1,737,000	1,697,014
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	971,692
4.55%, 06/24/2024	10,001,000	9,915,869
5.40%, 03/02/2026	10,898,000	11,104,534

		125,745,011

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.5%
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	$ 5,043,000	$ 4,917,509
Southwest Airlines Co. 5.25%, 05/04/2025	13,145,000	13,169,361

		18,086,870

Personal Care Products - 0.5%
Haleon UK Capital PLC 3.13%, 03/24/2025	9,381,000	9,055,291
Kenvue, Inc. 5.50%, 03/22/2025 (A)	8,869,000	9,013,067

		18,068,358

Pharmaceuticals - 0.7%
AstraZeneca PLC 3-Month LIBOR + 0.67%, 5.54% (B), 08/17/2023	1,562,000	1,563,045
Royalty Pharma PLC 0.75%, 09/02/2023	22,105,000	21,723,841
Viatris, Inc. 1.65%, 06/22/2025	4,045,000	3,726,895

		27,013,781

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	6,652,000	6,384,617
5.10%, 12/15/2027	8,744,000	8,837,927

		15,222,544

Residential REITs - 0.2%
National Retail Properties, Inc. 3.60%, 12/15/2026	7,606,000	7,217,653

Retail REITs - 0.0% (D)
Simon Property Group LP 3.50%, 09/01/2025	1,425,000	1,374,966

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp. 4.88%, 02/10/2026	18,688,000	18,909,103
Microchip Technology, Inc.
0.97%, 02/15/2024	8,902,000	8,597,420
0.98%, 09/01/2024	8,324,000	7,830,345
Skyworks Solutions, Inc. 0.90%, 06/01/2023	6,931,000	6,903,309

		42,240,177

Software - 1.6%
Infor, Inc.
1.45%, 07/15/2023 (A)	11,692,000	11,590,439
1.75%, 07/15/2025 (A)	7,984,000	7,305,780
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,101,982
5.80%, 11/10/2025	14,901,000	15,253,833
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024	14,954,000	14,668,719
VMware, Inc. 0.60%, 08/15/2023	7,743,000	7,636,042

		57,556,795

Specialized REITs - 0.5%
American Tower Corp.
2.40%, 03/15/2025	965,000	917,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
American Tower Corp. (continued)
3.00%, 06/15/2023	$ 17,032,000	$ 17,007,723

		17,925,715

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024 (C)	9,113,000	8,787,633
4.45%, 10/02/2023	4,984,000	4,957,522
5.90%, 10/01/2024	12,918,000	13,047,026

		26,792,181

Tobacco - 0.6%
BAT Capital Corp. 3.22%, 08/15/2024	5,327,000	5,179,662
Philip Morris International, Inc. 5.13%, 11/15/2024	15,000,000	15,083,376

		20,263,038

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.45%, 07/01/2024 (A)	6,466,000	6,313,267

Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc. 2.95%, 03/15/2025 (A)	18,227,000	17,449,108
Sprint LLC 7.88%, 09/15/2023	2,975,000	2,997,878
T-Mobile USA, Inc. 2.25%, 02/15/2026	13,813,000	12,854,415

		33,301,401

Total Corporate Debt Securities (Cost $2,459,704,230)		2,403,007,047

MORTGAGE-BACKED SECURITIES - 11.0%
20 Times Square Trust
Series 2018-20TS, Class B,
3.20% (B), 05/15/2035 (A)	3,000,000	2,565,000
Series 2018-20TS, Class C,
3.20% (B), 05/15/2035 (A)	10,900,000	9,156,000
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 6.14% (B), 09/15/2034 (A)	16,000,000	14,628,179
AOA Mortgage Trust Series 2021-1177, Class C, 1-Month LIBOR + 1.42%, 6.37% (B), 10/15/2038 (A)	9,300,000	8,356,655
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 6.75% (B), 09/15/2032 (A)	2,000,000	1,924,354
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.33%, 6.27% (B), 08/15/2036 (A)	5,300,000	5,259,801
Series 2017-DELC, Class D,
1-Month LIBOR + 1.83%, 6.77% (B), 08/15/2036 (A)	15,254,000	15,119,057

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2017-DELC, Class E,
1-Month LIBOR + 2.63%, 7.57% (B), 08/15/2036 (A)	$ 5,000,000	$ 4,949,462
Series 2018-TALL, Class C,
1-Month LIBOR + 1.27%, 6.22% (B), 03/15/2037 (A)	11,015,000	8,553,758
Series 2018-TALL, Class E,
1-Month LIBOR + 2.59%, 7.54% (B), 03/15/2037 (A)	15,000,000	9,009,617
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.45% (B), 10/15/2036 (A)	10,200,000	9,994,197
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.40% (B), 10/15/2037 (A)	4,130,000	3,991,413
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 6.35% (B), 06/15/2038 (A)	1,676,945	1,592,937
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 6.05% (B), 09/15/2036 (A)	7,400,000	7,029,458
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 6.95% (B), 11/15/2034 (A)	11,825,000	10,559,422
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 6.70% (B), 12/15/2037 (A)	9,760,000	9,539,450
CGDB Commercial Mortgage Trust Series 2019-MOB, Class D, 1-Month LIBOR + 1.65%, 6.60% (B), 11/15/2036 (A)	2,210,000	2,109,814
CHC Commercial Mortgage Trust Series 2019-CHC, Class D, 1-Month LIBOR + 2.05%, 7.00% (B), 06/15/2034 (A)	1,756,735	1,641,315
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	12,293,542	10,678,197
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class B, 4.38%, 01/10/2036 (A)	1,600,000	1,565,367
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,252,733	1,197,679
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	2,771,442	2,643,418
CLNY Trust Series 2019-IKPR, Class C, 1-Month Term SOFR + 1.79%, 6.68% (B), 11/15/2038 (A)	5,000,000	4,616,313
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 6.25% (B), 12/15/2031 (A)	12,312,000	11,806,640

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	$ 11,033,457	$ 9,031,358
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	6,291,923	5,431,835
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	11,633,116	10,361,643
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 5.80% (B), 06/15/2034 (A)	12,500,000	12,236,480
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 5.95% (B), 06/15/2034 (A)	2,500,000	2,432,026
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	15,000,000	14,140,926
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.75%, 6.64% (B), 12/15/2036 (A)	9,960,000	9,721,524
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	12,000,000	11,352,434
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	4,213,273	3,977,507
MFA Trust Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	3,493,578	3,117,139
MHP Trust
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 6.00% (B), 07/15/2038 (A)	3,000,000	2,857,246
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 6.30% (B), 07/15/2038 (A)	5,000,000	4,762,080
Morgan Stanley Capital I Trust
Series 2019-BPR, Class B,
1-Month LIBOR + 2.35%, 7.30% (B), 05/15/2036 (A)	6,720,000	6,481,772
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 6.25% (B), 12/15/2036 (A)	7,000,000	6,262,487
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 6.45% (B), 12/15/2036 (A)	5,200,000	4,454,597
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	2,404,004	2,169,881
MSCG Trust Series 2018-SELF, Class D, 1-Month LIBOR + 1.65%, 6.60% (B), 10/15/2037 (A)	2,942,667	2,851,536
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	950,799	899,834

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	$ 1,203,493	$ 1,106,525
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	1,976,622	1,835,333
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	3,322,634	3,198,457
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,952,470	1,822,725
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 6.52% (B), 06/25/2057 (A)	1,967,851	1,925,474
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,215,478	2,106,597
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	3,230,570	3,114,217
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	1,980,116	1,881,282
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	4,064,547	3,902,327
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,859,488	4,553,283
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,258,740	4,918,465
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,115,661	4,800,898
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	8,695,492	8,255,181
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 3.50% (B), 12/20/2036 (A)	71,278	71,124
SFO Commercial Mortgage Trust Series 2021-555, Class D, 1-Month LIBOR + 2.40%, 7.35% (B), 05/15/2038 (A)	9,900,000	8,151,331
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.65%, 6.54% (B), 11/11/2034 (A)	12,151,204	11,769,792
Towd Point Mortgage Trust
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	794,716	780,778
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	485,934	479,059
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,629,274	1,584,309
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	3,057,350	2,906,067
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	5,009,224	4,780,394
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	2,693,040	2,613,384
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	7,945,232	7,631,274
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	3,384,595	3,244,046
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,453,724	6,919,434

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	$ 4,873,883	$ 4,565,209
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	9,934,274	8,698,823
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	9,298,376	8,391,240
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	12,451,028	11,666,720

Total Mortgage-Backed Securities (Cost $437,127,756)		398,703,556

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	277,915	273,827
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class A2, 3.24%, 09/25/2024	25,000,000	24,416,910
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.61% (B), 08/25/2031	268	9
0.81% (B), 12/25/2030	539	24
1.41% (B), 07/25/2026	21,406	717
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 06/25/2028	500,639	478,981

Total U.S. Government Agency Obligations (Cost $25,069,087)		25,170,468

U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury - 8.1%
U.S. Treasury Notes
2.25%, 11/15/2025 (C)	52,286,000	50,214,984
2.88%, 06/15/2025	11,343,000	11,074,490

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.75%, 04/15/2026	$ 4,469,200	$ 4,465,359
3.88%, 01/15/2026 - 11/30/2027	59,383,600	59,693,109
4.00%, 02/15/2026	39,629,000	39,811,665
4.25%, 10/15/2025 (C)	127,767,000	128,695,307

Total U.S. Government Obligations (Cost $291,532,981)		293,954,914

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (F)	15,380,155	15,380,155

Total Other Investment Company (Cost $15,380,155)		15,380,155

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 2.10% (F), dated 04/28/2023, to be repurchased at $98,900,784 on 05/01/2023. Collateralized by U.S. Government Obligations, 1.75% - 4.25%, due 12/31/2024, and with a total value of $100,843,573.	$98,866,181	98,866,181

Total Repurchase Agreement (Cost $98,866,181)		98,866,181

Total Investments (Cost $3,752,786,936)		3,651,693,517
Net Other Assets (Liabilities) - (0.8)%		(29,661,788)

Net Assets - 100.0%		$3,622,031,729

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,446	06/30/2023	$295,161,674	$298,113,234	$2,951,560	$—

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(114)	06/30/2023	$(12,228,040)	$(12,510,610)	$—	$(282,570)

Total Futures Contracts					$2,951,560	$(282,570)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$416,611,196	$—	$416,611,196
Corporate Debt Securities	—	2,403,007,047	—	2,403,007,047
Mortgage-Backed Securities	—	398,703,556	—	398,703,556
U.S. Government Agency Obligations	—	25,170,468	—	25,170,468
U.S. Government Obligations	—	293,954,914	—	293,954,914
Other Investment Company	15,380,155	—	—	15,380,155
Repurchase Agreement	—	98,866,181	—	98,866,181

Total Investments	$15,380,155	$3,636,313,362	$—	$3,651,693,517

Other Financial Instruments
Futures Contracts (H)	$2,951,560	$—	$—	$2,951,560

Total Other Financial Instruments	$2,951,560	$—	$—	$2,951,560

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(282,570)	$—	$—	$(282,570)

Total Other Financial Instruments	$(282,570)	$—	$—	$(282,570)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $1,364,647,777, representing 37.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $113,580,824, collateralized by cash collateral of $15,380,155 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $100,532,715. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2023; the maturity date disclosed is the ultimate maturity date.
(F)	Rates disclosed reflect the yields at April 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.9%
AerSale Corp. (A)	46,978	$760,104
Mercury Systems, Inc. (A)	72,660	3,463,702

		4,223,806

Banks - 5.0%
Cadence Bank	99,325	2,008,351
Home BancShares, Inc.	152,041	3,309,933
Triumph Financial, Inc. (A)	36,845	1,914,466

		7,232,750

Biotechnology - 2.4%
Avid Bioservices, Inc. (A) (B)	190,858	3,444,987

Building Products - 1.1%
AZEK Co., Inc. (A)	59,860	1,624,601

Chemicals - 1.0%
Quaker Chemical Corp.	7,700	1,437,051

Commercial Services & Supplies - 3.6%
Aris Water Solutions, Inc., Class A	116,130	844,265
Casella Waste Systems, Inc., Class A (A)	48,610	4,326,290

		5,170,555

Consumer Staples Distribution & Retail - 3.2%
Grocery Outlet Holding Corp. (A)	157,097	4,678,349

Electronic Equipment, Instruments & Components - 0.6%
Napco Security Technologies, Inc. (A)	28,658	888,398

Financial Services - 1.1%
I3 Verticals, Inc., Class A (A) (B)	66,637	1,549,310

Food Products - 1.5%
Sovos Brands, Inc. (A) (B)	125,814	2,157,710

Ground Transportation - 2.2%
Saia, Inc. (A)	10,770	3,206,983

Health Care Equipment & Supplies - 9.6%
CONMED Corp.	37,244	4,676,729
LeMaitre Vascular, Inc.	88,393	4,773,222
Mesa Laboratories, Inc.	21,144	3,520,688
Neogen Corp. (A)	55,974	963,872

		13,934,511

Health Care Providers & Services - 2.2%
Amedisys, Inc. (A)	21,930	1,760,979
Chemed Corp.	2,690	1,482,863

		3,243,842

Health Care Technology - 3.5%
Certara, Inc. (A)	64,326	1,554,759
Simulations Plus, Inc.	83,909	3,503,201

		5,057,960

Hotels, Restaurants & Leisure - 4.4%
Texas Roadhouse, Inc.	57,673	6,379,787

Household Durables - 3.1%
Skyline Champion Corp. (A)	29,890	2,216,941
TopBuild Corp. (A)	9,728	2,193,470

		4,410,411

IT Services - 1.5%
Endava PLC, ADR (A)	36,527	2,102,859

Life Sciences Tools & Services - 4.9%
Medpace Holdings, Inc. (A)	21,099	4,222,754
Repligen Corp. (A)	19,257	2,919,939

		7,142,693

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 9.2%
Earthstone Energy, Inc., Class A (A)	380,206	$ 5,155,593
Excelerate Energy, Inc., Class A	178,220	3,831,730
Permian Resources Corp.	415,217	4,339,018

		13,326,341

Personal Care Products - 5.9%
Coty, Inc., Class A (A)	179,765	2,133,810
elf Beauty, Inc. (A)	69,506	6,447,377

		8,581,187

Semiconductors & Semiconductor Equipment - 1.2%
Silicon Laboratories, Inc. (A)	12,221	1,702,385

Software - 12.0%
Appfolio, Inc., Class A (A)	16,107	2,248,859
DoubleVerify Holdings, Inc. (A)	79,709	2,345,039
Guidewire Software, Inc. (A)	17,900	1,363,801
Model N, Inc. (A)	43,190	1,330,252
Pegasystems, Inc.	53,582	2,444,411
Qualys, Inc. (A)	32,142	3,630,118
Workiva, Inc. (A)	43,670	4,079,651

		17,442,131

Specialty Retail - 3.8%
America’s Car-Mart, Inc. (A)	19,220	1,545,096
Boot Barn Holdings, Inc. (A)	55,320	4,009,040

		5,554,136

Technology Hardware, Storage & Peripherals - 5.8%
Repay Holdings Corp. (A)	262,492	1,645,825
WNS Holdings Ltd., ADR (A)	75,555	6,812,794

		8,458,619

Textiles, Apparel & Luxury Goods - 2.7%
Oxford Industries, Inc.	14,170	1,462,202
Steven Madden Ltd.	70,291	2,462,997

		3,925,199

Trading Companies & Distributors - 2.2%
SiteOne Landscape Supply, Inc. (A) (B)	21,020	3,105,495

Total Common Stocks (Cost $113,391,390)		139,982,056

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $5,195,202 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $5,298,205.	$5,194,293	5,194,293

Total Repurchase Agreement (Cost $5,194,293)		5,194,293

Total Investments (Cost $118,585,683)		145,176,349
Net Other Assets (Liabilities) - (0.2)%		(334,213)

Net Assets - 100.0%		$144,842,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$139,982,056	$—	$—	$139,982,056
Repurchase Agreement	—	5,194,293	—	5,194,293

Total Investments	$139,982,056	$5,194,293	$—	$145,176,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,261,513, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,352,668. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Automobile Components - 0.6%
Stoneridge, Inc. (A)	103,643	$1,951,597

Automobiles - 1.1%
Winnebago Industries, Inc. (B)	58,994	3,429,911

Banks - 12.8%
Ameris Bancorp	79,669	2,668,911
Associated Banc-Corp.	144,044	2,568,304
Atlantic Union Bankshares Corp.	93,602	2,678,889
Banner Corp.	54,838	2,737,513
Enterprise Financial Services Corp.	64,426	2,754,856
FB Financial Corp.	89,449	2,632,484
First Bancorp	80,520	2,478,406
First Interstate BancSystem, Inc., Class A	118,030	3,020,388
Hancock Whitney Corp.	75,816	2,768,800
National Bank Holdings Corp., Class A	102,311	3,253,490
OceanFirst Financial Corp.	161,867	2,589,872
Pacific Premier Bancorp, Inc.	115,444	2,567,475
Renasant Corp.	98,949	2,782,446
Simmons First National Corp., Class A	143,113	2,391,418
United Community Banks, Inc.	112,150	2,792,535

		40,685,787

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	348,299	2,518,202

Building Products - 0.8%
AZEK Co., Inc. (A)	99,591	2,702,900

Chemicals - 1.9%
Cabot Corp.	47,939	3,440,102
Livent Corp. (A) (B)	126,348	2,760,704

		6,200,806

Commercial Services & Supplies - 1.5%
BrightView Holdings, Inc. (A)	298,240	1,649,267
VSE Corp.	77,218	3,265,549

		4,914,816

Construction Materials - 0.9%
Summit Materials, Inc., Class A (A)	107,750	2,953,427

Consumer Finance - 1.8%
Encore Capital Group, Inc. (A)	44,156	2,268,735
PRA Group, Inc. (A)	97,918	3,551,486

		5,820,221

Consumer Staples Distribution & Retail - 1.1%
Andersons, Inc.	79,090	3,535,323

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (A)	107,185	4,348,495

Diversified REITs - 1.1%
PotlatchDeltic Corp.	75,847	3,506,407

Electric Utilities - 1.0%
ALLETE, Inc.	50,848	3,171,898

Electronic Equipment, Instruments & Components - 0.9%
ScanSource, Inc. (A)	102,570	2,805,290

Energy Equipment & Services - 0.7%
Liberty Energy, Inc.	177,760	2,277,106

Entertainment - 2.9%
IMAX Corp. (A)	189,188	3,963,489
Lions Gate Entertainment Corp., Class B (A)	495,063	5,282,322

		9,245,811

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.8%
Dole PLC (B)	199,842	$ 2,462,053

Gas Utilities - 0.9%
Southwest Gas Holdings, Inc.	53,253	2,982,168

Ground Transportation - 1.1%
Ryder System, Inc.	46,147	3,652,997

Health Care Equipment & Supplies - 3.9%
Inmode Ltd. (A)	144,517	5,384,704
Lantheus Holdings, Inc. (A)	83,709	7,152,934

		12,537,638

Health Care Providers & Services - 2.4%
AMN Healthcare Services, Inc. (A)	28,009	2,418,577
Patterson Cos., Inc.	96,271	2,609,907
Premier, Inc., Class A	78,752	2,624,804

		7,653,288

Health Care REITs - 2.0%
Community Healthcare Trust, Inc.	84,933	3,039,752
Physicians Realty Trust	223,578	3,223,995

		6,263,747

Hotel & Resort REITs - 2.0%
Pebblebrook Hotel Trust (B)	219,714	3,126,530
Sunstone Hotel Investors, Inc.	325,847	3,105,322

		6,231,852

Hotels, Restaurants & Leisure - 3.9%
Brinker International, Inc. (A)	137,188	5,476,545
Golden Entertainment, Inc. (A)	79,112	3,335,362
Six Flags Entertainment Corp. (A)	143,152	3,474,299

		12,286,206

Household Durables - 5.3%
Century Communities, Inc. (B)	69,481	4,678,851
Helen of Troy Ltd. (A)	23,515	2,359,495
MDC Holdings, Inc.	97,831	4,008,136
Taylor Morrison Home Corp. (A)	132,876	5,725,627

		16,772,109

Industrial REITs - 0.9%
Innovative Industrial Properties, Inc.	41,884	2,871,148

Insurance - 2.9%
Hanover Insurance Group, Inc.	25,213	3,014,466
James River Group Holdings Ltd.	141,366	2,752,396
Selective Insurance Group, Inc.	37,054	3,569,412

		9,336,274

Machinery - 3.6%
Astec Industries, Inc.	43,390	1,791,139
Barnes Group, Inc.	107,221	4,506,499
Wabash National Corp.	206,471	5,300,110

		11,597,748

Media - 1.0%
Thryv Holdings, Inc. (A)	136,843	3,073,494

Metals & Mining - 2.0%
Carpenter Technology Corp.	71,250	3,757,725
Compass Minerals International, Inc.	77,807	2,546,623

		6,304,348

Mortgage Real Estate Investment Trusts - 0.9%
Redwood Trust, Inc. (B)	438,395	2,753,121

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.1%
Avista Corp.	75,865	$ 3,343,371

Office REITs - 1.7%
Cousins Properties, Inc.	127,529	2,781,408
Highwoods Properties, Inc.	112,275	2,573,343

		5,354,751

Oil, Gas & Consumable Fuels - 4.5%
Callon Petroleum Co. (A)	55,857	1,851,101
CNX Resources Corp. (A) (B)	145,092	2,253,279
Delek US Holdings, Inc.	98,192	2,135,676
Earthstone Energy, Inc., Class A (A)	179,920	2,439,715
Northern Oil & Gas, Inc.	94,680	3,140,536
Talos Energy, Inc. (A)	188,645	2,571,231

		14,391,538

Passenger Airlines - 0.9%
Frontier Group Holdings, Inc. (A) (B)	285,136	2,705,941

Pharmaceuticals - 1.2%
Collegium Pharmaceutical, Inc. (A)	163,042	3,793,987

Residential REITs - 2.1%
Centerspace	53,607	3,022,362
NexPoint Residential Trust, Inc.	82,775	3,553,531

		6,575,893

Retail REITs - 0.8%
SITE Centers Corp.	217,835	2,688,084

Semiconductors & Semiconductor Equipment - 2.5%
Alpha & Omega Semiconductor Ltd. (A)	94,321	2,252,385
SMART Global Holdings, Inc. (A)	191,481	2,952,637
Ultra Clean Holdings, Inc. (A)	91,996	2,625,566

		7,830,588

Software - 1.8%
A10 Networks, Inc.	280,420	3,965,139
Digital Turbine, Inc. (A) (B)	141,943	1,664,991

		5,630,130

Specialized REITs - 1.0%
Outfront Media, Inc.	199,574	3,324,903

Specialty Retail - 5.0%
1-800-Flowers.com, Inc., Class A (A)	312,544	2,878,530
Asbury Automotive Group, Inc. (A)	20,698	4,004,235
MarineMax, Inc. (A)	76,488	2,227,331
Urban Outfitters, Inc. (A)	139,546	3,776,115

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Victoria’s Secret & Co. (A)	101,190	$ 3,137,902

		16,024,113

Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc.	563,005	2,950,146
PVH Corp.	57,611	4,943,600

		7,893,746

Trading Companies & Distributors - 7.4%
Air Lease Corp.	102,819	4,135,380
FTAI Aviation Ltd.	135,182	3,845,928
GATX Corp.	39,146	4,459,121
GMS, Inc. (A)	66,636	3,868,886
Rush Enterprises, Inc., Class A	68,862	3,657,261
Titan Machinery, Inc. (A)	110,014	3,448,939

		23,415,515

Total Common Stocks (Cost $285,040,834)		309,818,748

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	471,890	471,890

Total Other Investment Company (Cost $471,890)		471,890

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $7,930,543 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $8,087,773.	$7,929,156	7,929,156

Total Repurchase Agreement (Cost $7,929,156)		7,929,156

Total Investments (Cost $293,441,880)		318,219,794
Net Other Assets (Liabilities) - (0.0)% (D)		(124,347)

Net Assets - 100.0%		$318,095,447

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$309,818,748	$—	$—	$309,818,748
Other Investment Company	471,890	—	—	471,890
Repurchase Agreement	—	7,929,156	—	7,929,156

Total Investments	$310,290,638	$7,929,156	$—	$318,219,794

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,717,454, collateralized by cash collateral of $471,890 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,459,154. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	22,600	$3,838,158
Elbit Systems Ltd.	8,900	1,635,909
Huntington Ingalls Industries, Inc.	50,187	10,120,710

		15,594,777

Air Freight & Logistics - 1.0%
FedEx Corp.	31,800	7,243,404

Automobile Components - 0.6%
Dana, Inc.	44,650	660,373
Gentex Corp.	30,000	827,700
Stoneridge, Inc. (A)	10,750	202,423
Visteon Corp. (A)	19,200	2,695,488

		4,385,984

Banks - 6.2%
Atlantic Union Bankshares Corp.	28,300	809,946
Berkshire Hills Bancorp, Inc.	88,450	1,881,331
Central Valley Community Bancorp	17,900	261,340
Columbia Banking System, Inc.	100,153	2,139,268
Dime Community Bancshares, Inc.	77,650	1,599,590
First Citizens BancShares, Inc., Class A	15,391	15,501,507
First Community Bankshares, Inc.	66,600	1,559,106
First Merchants Corp.	65,900	1,922,962
Lakeland Bancorp, Inc.	162,700	2,333,118
OceanFirst Financial Corp.	73,400	1,174,400
Princeton Bancorp, Inc.	10,850	311,070
Provident Financial Services, Inc.	81,850	1,430,738
Sandy Spring Bancorp, Inc.	69,000	1,551,120
TrustCo Bank Corp.	89,150	2,660,236
United Bankshares, Inc.	20,500	679,165
United Community Banks, Inc.	91,450	2,277,105
Washington Federal, Inc.	133,350	3,739,134
Webster Financial Corp.	94,450	3,522,985

		45,354,121

Beverages - 0.7%
Molson Coors Beverage Co., Class B	89,600	5,329,408

Biotechnology - 0.3%
Exelixis, Inc. (A)	113,600	2,078,880

Building Products - 2.3%
American Woodmark Corp. (A)	35,700	1,803,564
Builders FirstSource, Inc. (A)	34,100	3,231,657
Gibraltar Industries, Inc. (A)	13,450	673,038
Hayward Holdings, Inc. (A)	139,600	1,680,784
Masonite International Corp. (A)	22,900	2,093,289
Owens Corning	25,150	2,686,271
PGT Innovations, Inc. (A)	94,500	2,424,870
Quanex Building Products Corp.	105,300	2,011,230

		16,604,703

Capital Markets - 0.8%
Piper Sandler Cos.	23,150	3,135,436
Stifel Financial Corp.	43,350	2,599,700

		5,735,136

Chemicals - 2.4%
Chase Corp.	25,400	2,776,982
Huntsman Corp.	55,200	1,478,808
LSB Industries, Inc. (A)	153,700	1,372,541
Mosaic Co.	125,400	5,373,390

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	119,500	$ 6,620,300

		17,622,021

Commercial Services & Supplies - 0.3%
HNI Corp.	41,100	1,067,778
Tetra Tech, Inc.	6,150	850,976

		1,918,754

Communications Equipment - 0.7%
Harmonic, Inc. (A)	91,650	1,291,349
KVH Industries, Inc. (A)	165,100	1,736,852
Silicom Ltd. (A)	60,700	2,120,858

		5,149,059

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	30,700	4,589,343
EMCOR Group, Inc.	32,000	5,472,000
Granite Construction, Inc.	38,250	1,458,473

		11,519,816

Consumer Finance - 0.8%
Ally Financial, Inc.	219,105	5,779,990

Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc. (A)	51,800	7,962,178
Village Super Market, Inc., Class A	51,300	1,122,957

		9,085,135

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	324,930	8,012,774

Distributors - 1.0%
LKQ Corp.	131,400	7,585,722

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	30,000	171,000
Stride, Inc. (A)	51,600	2,216,736

		2,387,736

Diversified Telecommunication Services - 1.0%
Liberty Global PLC, Class A (A)	366,814	7,156,541

Electric Utilities - 3.7%
Evergy, Inc.	172,700	10,726,397
Exelon Corp.	156,800	6,654,592
OGE Energy Corp.	228,300	8,570,382
Portland General Electric Co.	25,600	1,295,872

		27,247,243

Electrical Equipment - 1.0%
Acuity Brands, Inc.	5,900	928,542
LSI Industries, Inc.	229,000	2,906,010
Regal Rexnord Corp.	26,100	3,397,176

		7,231,728

Electronic Equipment, Instruments & Components - 2.4%
Coherent Corp. (A)	16,650	568,431
Flex Ltd. (A)	144,200	2,966,194
Itron, Inc. (A)	11,100	592,740
Methode Electronics, Inc.	58,350	2,391,767
OSI Systems, Inc. (A)	22,550	2,547,248
Vishay Intertechnology, Inc.	118,700	2,527,123
Vontier Corp.	225,541	6,118,927

		17,712,430

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (A)	246,000	$ 1,783,500
Helmerich & Payne, Inc.	48,300	1,601,628

		3,385,128

Entertainment - 1.3%
Madison Square Garden Entertainment Corp. (A) (B)	38,350	1,237,555
Madison Square Garden Sports Corp.	8,650	1,734,325
Sphere Entertainment Co. (A) (B)	38,350	1,079,169
Warner Bros Discovery, Inc. (A)	421,100	5,731,171

		9,782,220

Financial Services - 1.8%
Fidelity National Information Services, Inc.	81,900	4,809,168
FleetCor Technologies, Inc. (A)	39,800	8,514,016

		13,323,184

Food Products - 1.9%
Nomad Foods Ltd. (A) (B)	115,400	2,169,520
Post Holdings, Inc. (A)	99,987	9,047,824
Tyson Foods, Inc., Class A	36,500	2,280,885

		13,498,229

Gas Utilities - 0.6%
National Fuel Gas Co.	76,100	4,253,990

Ground Transportation - 0.2%
U-Haul Holding Co.	27,450	1,490,265

Health Care Equipment & Supplies - 1.3%
AngioDynamics, Inc. (A)	124,250	1,033,760
Inmode Ltd. (A)	17,000	633,420
Koninklijke Philips NV (B)	304,800	6,437,376
OraSure Technologies, Inc. (A)	113,650	772,820
QuidelOrtho Corp. (A)	7,150	643,143

		9,520,519

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	52,837	8,815,853
AMN Healthcare Services, Inc. (A)	18,750	1,619,063
Centene Corp. (A)	98,500	6,789,605
Cross Country Healthcare, Inc. (A)	194,700	4,279,506
Encompass Health Corp.	45,100	2,893,165
Enhabit, Inc. (A)	152,000	1,862,000
Laboratory Corp. of America Holdings	33,799	7,662,571
National HealthCare Corp.	11,700	677,547

		34,599,310

Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	40,050	1,433,390
Physicians Realty Trust	176,150	2,540,083
Sabra Health Care, Inc.	179,500	2,046,300

		6,019,773

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	167,350	2,491,842
DiamondRock Hospitality Co.	124,000	1,005,640
Summit Hotel Properties, Inc.	83,350	536,774

		4,034,256

Hotels, Restaurants & Leisure - 0.4%
Bloomin’ Brands, Inc.	35,100	869,427
Churchill Downs, Inc.	8,000	2,340,240

		3,209,667

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.2%
Helen of Troy Ltd. (A)	14,700	$ 1,474,998
KB Home	55,600	2,436,392
La-Z-Boy, Inc.	56,850	1,633,301
MDC Holdings, Inc.	21,000	860,370
PulteGroup, Inc.	16,400	1,101,260
Sonos, Inc. (A)	57,350	1,212,379

		8,718,700

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	36,000	2,394,000

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	328,000	7,826,080

Industrial REITs - 0.3%
LXP Industrial Trust	232,500	2,185,500

Insurance - 7.2%
Allstate Corp.	74,748	8,652,828
Arch Capital Group Ltd. (A)	57,600	4,324,032
Everest Re Group Ltd.	10,450	3,950,100
Fidelity National Financial, Inc.	162,900	5,781,321
Loews Corp.	59,700	3,436,929
Markel Corp. (A)	7,413	10,144,913
Old Republic International Corp.	274,350	6,932,824
Selective Insurance Group, Inc.	39,750	3,829,118
United Fire Group, Inc.	32,650	878,285
Willis Towers Watson PLC	20,600	4,770,960

		52,701,310

Interactive Media & Services - 1.0%
IAC, Inc. (A)	133,200	6,895,764

IT Services - 1.2%
Global Payments, Inc.	69,500	7,833,345
Perficient, Inc. (A)	13,350	866,682

		8,700,027

Leisure Products - 0.9%
BRP, Inc.	25,150	1,880,466
MasterCraft Boat Holdings, Inc. (A)	91,900	2,689,913
Polaris, Inc.	19,250	2,091,512

		6,661,891

Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	43,150	1,876,593
Bio-Rad Laboratories, Inc., Class A (A)	22,400	10,097,696
Maravai LifeSciences Holdings, Inc., Class A (A)	65,850	908,072

		12,882,361

Machinery - 1.9%
Allison Transmission Holdings, Inc.	10,600	517,174
CNH Industrial NV	202,200	2,851,020
Columbus McKinnon Corp.	66,850	2,320,363
Douglas Dynamics, Inc.	37,450	1,097,660
Gencor Industries, Inc. (A)	69,000	910,800
Miller Industries, Inc.	33,650	1,096,990
Mueller Industries, Inc.	55,750	4,005,637
Oshkosh Corp.	8,450	646,594

		13,446,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 5.9%
Altice USA, Inc., Class A (A)	670,000	$ 2,345,000
DISH Network Corp., Class A (A) (B)	558,671	4,195,619
Fox Corp., Class A	222,700	7,407,002
Liberty Broadband Corp., Class C (A)	128,264	10,874,222
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	364,579	10,186,337
News Corp., Class A	383,000	6,744,630
Perion Network Ltd. (A)	37,600	1,317,128

		43,069,938

Metals & Mining - 2.0%
Cleveland-Cliffs, Inc. (A)	151,200	2,325,456
Commercial Metals Co.	54,400	2,539,936
Kaiser Aluminum Corp.	25,000	1,643,000
Schnitzer Steel Industries, Inc., Class A	45,500	1,314,495
TimkenSteel Corp. (A)	103,350	1,730,079
U.S. Steel Corp.	233,000	5,331,040

		14,884,006

Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	268,935	5,373,321

Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	252,900	7,705,863
Dominion Energy, Inc.	97,500	5,571,150
NiSource, Inc.	390,338	11,109,019
NorthWestern Corp.	86,600	5,076,492

		29,462,524

Office REITs - 1.0%
Brandywine Realty Trust	173,600	682,248
JBG SMITH Properties	375,496	5,358,328
Piedmont Office Realty Trust, Inc., Class A	134,150	873,316

		6,913,892

Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp. (B)	67,100	5,547,828
Delek US Holdings, Inc.	74,000	1,609,500
Diamondback Energy, Inc.	34,600	4,920,120
EQT Corp.	94,340	3,286,806
HF Sinclair Corp.	120,600	5,319,666
Kinder Morgan, Inc.	466,500	8,000,475
Magnolia Oil & Gas Corp., Class A	279,200	5,896,704
Ovintiv, Inc.	56,250	2,029,500
REX American Resources Corp. (A)	84,800	2,398,992
Williams Cos., Inc.	331,700	10,037,242

		49,046,833

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	83,400	4,982,316

Personal Care Products - 0.1%
Medifast, Inc.	4,700	430,755

Pharmaceuticals - 3.0%
Innoviva, Inc. (A) (B)	206,100	2,417,553
Jazz Pharmaceuticals PLC (A)	19,400	2,725,118
Organon & Co.	144,200	3,551,646
Perrigo Co. PLC	351,050	13,055,549

		21,749,866

Professional Services - 2.6%
ASGN, Inc. (A)	25,100	1,796,909

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Clarivate PLC (A) (B)	122,200	$ 1,082,692
FTI Consulting, Inc. (A)	7,000	1,263,500
Heidrick & Struggles International, Inc.	58,450	1,467,679
ICF International, Inc.	39,300	4,480,200
KBR, Inc. (B)	81,500	4,623,495
Leidos Holdings, Inc.	22,650	2,112,339
Science Applications International Corp.	23,000	2,346,690

		19,173,504

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	71,000	450,140

Semiconductors & Semiconductor Equipment - 2.3%
AXT, Inc. (A)	27,800	74,226
Cohu, Inc. (A)	76,100	2,575,224
Magnachip Semiconductor Corp. (A)	214,850	1,907,868
MaxLinear, Inc. (A)	16,600	400,558
MKS Instruments, Inc.	17,300	1,450,951
Onto Innovation, Inc. (A)	28,750	2,328,175
Qorvo, Inc. (A)	13,100	1,206,248
Silicon Motion Technology Corp., ADR	46,450	2,956,078
Tower Semiconductor Ltd. (A)	48,100	2,164,740
Universal Display Corp.	11,600	1,548,136

		16,612,204

Software - 0.3%
Progress Software Corp.	44,800	2,458,624

Specialized REITs - 0.7%
Gaming & Leisure Properties, Inc.	104,126	5,414,552

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	47,650	1,121,681
Academy Sports & Outdoors, Inc.	22,150	1,406,968
Advance Auto Parts, Inc.	27,800	3,489,734
American Eagle Outfitters, Inc.	140,750	1,884,642
Ross Stores, Inc.	37,300	3,981,029
Urban Outfitters, Inc. (A)	74,650	2,020,029
Williams-Sonoma, Inc. (B)	19,500	2,360,280

		16,264,363

Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp. (A)	157,223	5,414,760

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (A)	4,800	2,300,832
Steven Madden Ltd.	59,350	2,079,624
Tapestry, Inc.	43,250	1,765,033

		6,145,489

Total Common Stocks (Cost $581,625,727)		704,110,861

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	1,657,459	1,657,459

Total Other Investment Company (Cost $1,657,459)		1,657,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $22,736,535 on 05/01/2023. Collateralized by U.S. Government Obligations, 1.75% - 4.25%, due 12/31/2024 - 03/15/2025, and with a total value of $23,187,372.	$22,732,557	$ 22,732,557

Total Repurchase Agreement (Cost $22,732,557)		22,732,557

Total Investments (Cost $606,015,743)		728,500,877
Net Other Assets (Liabilities) - 0.1%		470,539

Net Assets - 100.0%		$728,971,416

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$704,110,861	$—	$—	$704,110,861
Other Investment Company	1,657,459	—	—	1,657,459
Repurchase Agreement	—	22,732,557	—	22,732,557

Total Investments	$705,768,320	$22,732,557	$—	$728,500,877

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,207,581, collateralized by cash collateral of $1,657,459 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,224,639. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	$200,000	$177,346
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	111,179
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	87,826
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	80,346	60,757
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	104,477	82,434
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	112,638	86,178
Hertz Vehicle Financing III LLC Series 2023-2A, Class A, 5.57%, 09/25/2029 (A)	140,000	143,000
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	165,367	130,702
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	66,741	50,938
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	48,325	35,801
Luminace ABS Issuer LLC Series 2022-1, Class A, 4.88%, 07/31/2062 (A)	166,014	149,578
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/09/2042 (A)	186,000	163,380
Mosaic Solar Loan Trust Series 2021-3A, Class B, 1.92%, 06/20/2052 (A)	80,816	57,976
OneMain Financial Issuance Trust Series 2022-S1, Class A, 4.13%, 05/14/2035 (A)	135,000	131,118
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	122,500	97,240
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	118,200	90,819
SoFi Professional Loan Program LLC
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	3,549	3,534
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	217,816
Sunnova Helios IV Issuer LLC Series 2020-AA, Class A, 2.98%, 06/20/2047 (A)	202,741	182,652
Sunnova Sol II Issuer LLC Series 2020-2A, Class A, 2.73%, 11/01/2055 (A)	131,613	106,112
Sunnova Sol III Issuer LLC Series 2021-1, Class A, 2.58%, 04/28/2056 (A)	135,061	109,816
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 01/30/2057 (A)	115,794	93,153

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sunrun Vulcan Issuer LLC Series 2021-1A, Class A, 2.46%, 01/30/2052 (A)	$ 113,954	$ 93,123
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	162,170
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	111,193
Vivint Solar Financing VII LLC Series 2020-1A, Class A, 2.21%, 07/31/2051 (A)	222,981	175,801

Total Asset-Backed Securities (Cost $3,466,192)		2,911,642

CORPORATE DEBT SECURITIES - 44.2%
Automobile Components - 0.3%
BorgWarner, Inc. 4.38%, 03/15/2045	90,000	72,900

Automobiles - 1.1%
Ford Motor Co. 3.25%, 02/12/2032	130,000	100,488
General Motors Co. 5.60%, 10/15/2032	141,000	137,968

		238,456

Banks - 9.1%
Bank of America Corp. Fixed until 10/22/2024, 2.46% (B), 10/22/2025 (C)	202,000	192,934
BNP Paribas SA 4.38%, 09/28/2025 (A)	200,000	191,778
BPCE SA Fixed until 10/19/2026, 2.05% (B), 10/19/2027 (A)	250,000	220,650
Citigroup, Inc. Fixed until 04/15/2024, 1.68% (B), 05/15/2024	128,000	127,809
Huntington National Bank 3.55%, 10/06/2023	250,000	247,723
Intesa Sanpaolo SpA Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	200,000	214,360
PNC Bank NA 4.05%, 07/26/2028	250,000	238,130
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (B), 01/24/2034 (C)	153,000	150,360
UniCredit SpA Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	200,000	159,795
US Bancorp 3.10%, 04/27/2026	250,000	234,136

		1,977,675

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,243
4.05%, 11/21/2039	20,000	17,667
Amgen, Inc. 3.13%, 05/01/2025	40,000	38,838

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. 3.65%, 03/01/2026	$ 20,000	$ 19,534

		95,282

Building Products - 0.7%
Carlisle Cos., Inc. 2.75%, 03/01/2030	110,000	94,677
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	90,000	67,725

		162,402

Capital Markets - 2.3%
Deutsche Bank AG 1.69%, 03/19/2026	265,000	236,911
Goldman Sachs Group, Inc. Fixed until 06/15/2026, 4.39% (B), 06/15/2027	133,000	130,527
Morgan Stanley Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	130,170

		497,608

Chemicals - 1.7%
Huntsman International LLC 4.50%, 05/01/2029	80,000	75,014
Orbia Advance Corp. SAB de CV 5.88%, 09/17/2044 (D)	200,000	173,068
PPG Industries, Inc. 2.55%, 06/15/2030	50,000	43,345
Sherwin-Williams Co. 4.50%, 06/01/2047	80,000	70,784

		362,211

Commercial Services & Supplies - 0.4%
Waste Management, Inc. 3.13%, 03/01/2025	80,000	77,956

Construction & Engineering - 0.8%
IHS Holding Ltd. 5.63%, 11/29/2026 (A)	200,000	166,788

Construction Materials - 0.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (A)	190,000	181,688

Consumer Staples Distribution & Retail - 2.5%
Alimentation Couche-Tard, Inc. 3.63%, 05/13/2051 (A)	131,000	91,794
InRetail Consumer 3.25%, 03/22/2028 (A)	200,000	171,800
Sysco Corp. 3.30%, 07/15/2026 - 02/15/2050	210,000	185,424
Walmart, Inc. 1.80%, 09/22/2031	102,000	86,413

		535,431

Containers & Packaging - 1.2%
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	56,062
5.38%, 01/15/2028 (A)	88,000	83,493
Sonoco Products Co.
2.25%, 02/01/2027	79,000	71,943
2.85%, 02/01/2032	55,000	46,618

		258,116

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 1.5%
Digital Realty Trust LP 3.70%, 08/15/2027	$ 140,000	$ 130,175
HAT Holdings I LLC/HAT Holdings II LLC 6.00%, 04/15/2025 (A)	197,000	191,463

		321,638

Diversified Telecommunication Services - 1.8%
Network i2i Ltd. Fixed until 01/15/2025 (E), 5.65% (B) (D)	200,000	191,000
Verizon Communications, Inc. 3.88%, 02/08/2029	200,000	192,693

		383,693

Electric Utilities - 3.8%
Duke Energy Carolinas LLC 3.95%, 11/15/2028	110,000	108,175
Enel Finance International NV 2.25%, 07/12/2031 (A) (C)	200,000	158,739
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	120,000	115,635
Niagara Mohawk Power Corp. 1.96%, 06/27/2030 (A)	70,000	57,392
Northern States Power Co. 2.60%, 06/01/2051	70,000	47,035
Pacific Gas & Electric Co. 6.70%, 04/01/2053	141,000	143,642
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (A)	91,000	84,630
Southern Power Co. 0.90%, 01/15/2026	130,000	118,021

		833,269

Electrical Equipment - 0.3%
Eaton Corp. 4.15%, 03/15/2033	70,000	67,230

Energy Equipment & Services - 0.9%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	200,000	185,000
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (C)	21,000	19,031

		204,031

Financial Services - 1.1%
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	130,000	123,954
USAA Capital Corp. 2.13%, 05/01/2030 (A)	150,000	126,042

		249,996

Food Products - 0.9%
Danone SA 2.95%, 11/02/2026 (A)	200,000	191,465

Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV 6.88%, 03/11/2038	60,000	69,528

Health Care REITs - 1.0%
Healthpeak OP LLC 3.50%, 07/15/2029	90,000	83,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care REITs (continued)
Ventas Realty LP 3.50%, 02/01/2025	$ 130,000	$ 125,439

		208,640

Household Durables - 0.9%
Century Communities, Inc. 6.75%, 06/01/2027	56,000	56,230
D.R. Horton, Inc. 2.60%, 10/15/2025	70,000	66,026
Meritage Homes Corp. 5.13%, 06/06/2027	66,000	64,937

		187,193

Household Products - 0.7%
Kimberly-Clark Corp. 3.10%, 03/26/2030	80,000	74,541
Procter & Gamble Co. 2.45%, 11/03/2026	80,000	75,981

		150,522

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC 3.75%, 02/15/2031 (A)	30,000	25,662

Industrial REITs - 0.6%
Prologis LP 4.63%, 01/15/2033	141,000	140,209

Interactive Media & Services - 0.2%
Alphabet, Inc. 1.10%, 08/15/2030	40,000	33,049

IT Services - 0.2%
International Business Machines Corp. 3.30%, 01/27/2027	35,000	33,682

Life Sciences Tools & Services - 0.4%
Danaher Corp. 3.35%, 09/15/2025	80,000	78,088

Metals & Mining - 0.4%
Big River Steel LLC/BRS Finance Corp. 6.63%, 01/31/2029 (A)	90,000	89,259

Multi-Utilities - 0.4%
Public Service Co. of Colorado 4.10%, 06/15/2048	110,000	95,547

Personal Care Products - 0.4%
Unilever Capital Corp. 2.00%, 07/28/2026	100,000	93,849

Pharmaceuticals - 1.1%
AstraZeneca PLC 4.00%, 01/17/2029	60,000	59,429
Eli Lilly & Co. 2.75%, 06/01/2025	40,000	38,751
GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	40,000	39,499
Merck & Co., Inc. 3.70%, 02/10/2045	40,000	34,850
Pfizer, Inc. 4.20%, 09/15/2048	40,000	37,499
Sanofi 3.38%, 06/19/2023	40,000	39,882

		249,910

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.3%
UDR, Inc. 3.10%, 11/01/2034	$ 80,000	$ 65,848

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.73%, 12/08/2047	140,000	110,436
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	50,000	44,883

		155,319

Software - 0.6%
Microsoft Corp. 3.30%, 02/06/2027	130,000	127,517

Specialized REITs - 1.2%
American Tower Corp. 3.60%, 01/15/2028	80,000	75,618
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	57,118
3.30%, 07/01/2030	50,000	45,069
SBA Tower Trust 6.60%, 01/15/2028 (A)	80,000	83,760

		261,565

Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	70,000	71,961
6.20%, 07/15/2030	70,000	73,793
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	40,000	39,816

		185,570

Trading Companies & Distributors - 0.4%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	92,000	83,052

Water Utilities - 0.5%
American Water Capital Corp. 3.45%, 06/01/2029	110,000	103,705

Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032 (A)	150,000	119,625
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031 (A)	200,000	170,394

		290,019

Total Corporate Debt Securities (Cost $11,013,689)		9,605,568

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.8%
Chile Government International Bonds 4.34%, 03/07/2042	200,000	181,290

Colombia - 0.4%
Colombia Government International Bonds 7.38%, 09/18/2037	100,000	92,535

Panama - 0.3%
Panama Government International Bonds 6.70%, 01/26/2036	53,000	56,901

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds 6.25%, 03/08/2041	$ 100,000	$ 83,458

Total Foreign Government Obligations (Cost $513,181)		414,184

LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.15% (B), 05/28/2027	39,430	39,430

Communications Equipment - 0.4%
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (B), 04/06/2026	107,766	99,630

Machinery - 0.4%
Vertiv Group Corp. Term Loan B, 1-Month LIBOR + 2.75%, 7.60% (B), 03/02/2027	87,754	86,767

Total Loan Assignments (Cost $234,340)		225,827

MORTGAGE-BACKED SECURITIES - 6.3%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E, 1-Month LIBOR + 2.12%, 7.01% (B), 09/15/2034 (A)	145,000	127,333
Benchmark Mortgage Trust Series 2020-IG3, Class B, 3.39% (B), 09/15/2048 (A)	175,000	140,836
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (B), 09/10/2035 (A)	143,000	130,051
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	148,465
Series 2022-OPO, Class C,
3.56% (B), 01/05/2039 (A)	140,000	109,351
Manhattan West Mortgage Trust Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	185,000	155,756
SLG Office Trust Series 2021-OVA, Class D, 2.85%, 07/15/2041 (A)	130,000	96,708
Towd Point Mortgage Trust
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	128,615	123,274
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	45,291	43,595
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	130,843	122,556
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	184,820	173,178

Total Mortgage-Backed Securities (Cost $1,629,947)		1,371,103

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	$ 225,000	$ 217,488
3.90%, 04/25/2028	418,000	413,292
Federal National Mortgage Association 0.88%, 08/05/2030	239,000	196,108
Uniform Mortgage-Backed Security
2.00%, TBA (F)	800,000	663,633
2.50%, TBA (F)	1,280,000	1,132,141
3.00%, TBA (F)	400,000	358,530
3.50%, TBA (F)	400,000	371,148

Total U.S. Government Agency Obligations (Cost $3,570,283)		3,352,340

U.S. GOVERNMENT OBLIGATIONS - 15.4%
U.S. Treasury - 15.4%
U.S. Treasury Bonds
1.75%, 08/15/2041	110,000	79,883
2.00%, 08/15/2051	1,074,000	755,156
2.25%, 02/15/2052	194,000	144,606
2.88%, 05/15/2052	814,000	695,779
3.38%, 08/15/2042	341,000	320,753
U.S. Treasury Notes
1.25%, 08/15/2031	163,000	137,557
2.88%, 05/15/2032	139,000	132,783
4.13%, 11/15/2032	1,017,000	1,071,346

Total U.S. Government Obligations (Cost $3,712,993)		3,337,863

COMMERCIAL PAPER - 3.2%
Banks - 3.2%
DNB Bank ASA 5.32% (G), 08/16/2023	700,000	689,220

Total Commercial Paper (Cost $689,085)		689,220

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 4.6%
Federal Home Loan Bank Discount Notes 4.76% (G), 05/05/2023	1,000,000	999,484

Total Short-Term U.S. Government Agency Obligation (Cost $999,227)		999,484

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (G)	528,233	528,233

Total Other Investment Company (Cost $528,233)		528,233

Total Investments (Cost $26,357,170)		23,435,464
Net Other Assets (Liabilities) - (7.8)%		(1,703,811)

Net Assets - 100.0%		$21,731,653

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,911,642	$—	$2,911,642
Corporate Debt Securities	—	9,605,568	—	9,605,568
Foreign Government Obligations	—	414,184	—	414,184
Loan Assignments	—	225,827	—	225,827
Mortgage-Backed Securities	—	1,371,103	—	1,371,103
U.S. Government Agency Obligations	—	3,352,340	—	3,352,340
U.S. Government Obligations	—	3,337,863	—	3,337,863
Commercial Paper	—	689,220	—	689,220
Short-Term U.S. Government Agency Obligation	—	999,484	—	999,484
Other Investment Company	528,233	—	—	528,233

Total Investments	$528,233	$22,907,231	$—	$23,435,464

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $7,598,146, representing 35.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $517,317, collateralized by cash collateral of $528,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $364,068, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2023.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Banks - 4.5%
Citizens Financial Group, Inc.	243,692	$7,539,830
US Bancorp	139,056	4,766,840

		12,306,670

Biotechnology - 3.6%
Gilead Sciences, Inc.	119,908	9,857,637

Broadline Retail - 1.6%
Target Corp.	27,272	4,302,158

Capital Markets - 2.9%
CME Group, Inc.	42,658	7,924,577

Chemicals - 2.2%
Air Products & Chemicals, Inc.	20,060	5,904,862

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	51,460	7,442,145

Communications Equipment - 3.0%
Cisco Systems, Inc.	173,198	8,183,605

Containers & Packaging - 1.8%
Packaging Corp. of America	36,984	5,002,456

Diversified Telecommunication Services - 1.7%
TELUS Corp. (A)	215,606	4,573,003

Electrical Equipment - 4.6%
Emerson Electric Co.	74,313	6,187,301
Schneider Electric SE, ADR (A)	180,934	6,307,359

		12,494,660

Financial Services - 2.4%
State Street Corp.	88,909	6,424,564

Food Products - 2.7%
McCormick & Co., Inc.	83,870	7,367,980

Ground Transportation - 2.0%
Union Pacific Corp.	27,101	5,303,666

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	59,375	5,400,156

Health Care Providers & Services - 3.9%
Elevance Health, Inc.	11,937	5,594,275
Quest Diagnostics, Inc.	36,430	5,056,848

		10,651,123

Household Products - 4.0%
Colgate-Palmolive Co.	71,350	5,693,730
Kimberly-Clark Corp.	36,235	5,250,089

		10,943,819

Independent Power & Renewable Electricity Producers - 2.1%
AES Corp.	236,319	5,591,308

Insurance - 6.9%
Cincinnati Financial Corp.	53,117	5,653,773
MetLife, Inc.	120,236	7,374,074
Progressive Corp.	42,642	5,816,369

		18,844,216

Leisure Products - 0.9%
Hasbro, Inc.	42,770	2,532,839

Machinery - 6.7%
AGCO Corp.	44,905	5,565,526
Cummins, Inc.	28,544	6,708,982
Xylem, Inc.	56,466	5,863,429

		18,137,937

	Shares	Value
COMMON STOCKS (continued)
Media - 3.3%
Omnicom Group, Inc.	97,668	$ 8,845,791

Metals & Mining - 1.9%
Steel Dynamics, Inc.	48,517	5,043,342

Pharmaceuticals - 9.4%
AstraZeneca PLC, ADR	74,470	5,452,693
Bristol-Myers Squibb Co.	133,932	8,942,640
Merck & Co., Inc.	97,373	11,243,660

		25,638,993

Professional Services - 4.5%
Automatic Data Processing, Inc.	25,826	5,681,720
RELX PLC, ADR (A)	193,830	6,417,711

		12,099,431

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	14,804	9,274,706
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,291	6,347,031
Texas Instruments, Inc.	32,856	5,493,523

		21,115,260

Software - 3.0%
Microsoft Corp.	26,503	8,143,312

Specialized REITs - 3.7%
American Tower Corp.	16,810	3,435,796
Digital Realty Trust, Inc.	30,263	3,000,576
Weyerhaeuser Co.	121,458	3,632,809

		10,069,181

Specialty Retail - 1.3%
Best Buy Co., Inc.	46,554	3,469,204

Water Utilities - 2.6%
Essential Utilities, Inc.	164,670	7,031,409

Total Common Stocks (Cost $259,118,656)		270,645,304

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (B)	9,673,959	9,673,959

Total Other Investment Company (Cost $9,673,959)		9,673,959

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 2.10% (B), dated 04/28/2023, to be repurchased at $529,300 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 11/30/2024, and with a value of $539,856.	$529,208	529,208

Total Repurchase Agreement (Cost $529,208)		529,208

Total Investments (Cost $269,321,823)		280,848,471
Net Other Assets (Liabilities) - (3.5)%		(9,549,623)

Net Assets - 100.0%		$271,298,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$270,645,304	$—	$—	$270,645,304
Other Investment Company	9,673,959	—	—	9,673,959
Repurchase Agreement	—	529,208	—	529,208

Total Investments	$280,319,263	$529,208	$—	$280,848,471

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,481,212, collateralized by cash collateral of $9,673,959 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,083,225. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 2.1%
Hexcel Corp.	1,420	$102,354

Automobile Components - 2.7%
Aptiv PLC (A)	670	68,916
Visteon Corp. (A)	450	63,176

		132,092

Biotechnology - 4.0%
Alkermes PLC (A)	3,130	89,362
Ascendis Pharma AS, ADR (A)	1,540	107,738

		197,100

Broadline Retail - 5.7%
Amazon.com, Inc. (A)	2,700	284,715

Construction & Engineering - 2.0%
WillScot Mobile Mini Holdings Corp. (A)	2,220	100,788

Consumer Staples Distribution & Retail - 3.1%
Costco Wholesale Corp.	310	155,998

Containers & Packaging - 1.5%
Avery Dennison Corp.	420	73,282

Electrical Equipment - 3.9%
AMETEK, Inc.	570	78,620
Atkore, Inc. (A)	390	49,269
NEXTracker, Inc., Class A (A)	2,070	65,184

		193,073

Electronic Equipment, Instruments & Components - 1.9%
CDW Corp.	550	93,275

Financial Services - 6.2%
S&P Global, Inc.	280	101,522
Visa, Inc., Class A	890	207,130

		308,652

Health Care Equipment & Supplies - 1.5%
Dexcom, Inc. (A)	610	74,017

Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	310	152,548

Hotels, Restaurants & Leisure - 1.1%
Vail Resorts, Inc.	230	55,320

Interactive Media & Services - 6.5%
Alphabet, Inc., Class A (A)	1,360	145,982
Alphabet, Inc., Class C (A)	1,650	178,563

		324,545

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 5.0%
Bio-Rad Laboratories, Inc., Class A (A)	220	$ 99,174
ICON PLC (A)	360	69,368
Thermo Fisher Scientific, Inc.	140	77,686

		246,228

Pharmaceuticals - 2.2%
Eli Lilly & Co.	270	106,882

Professional Services - 1.1%
Genpact Ltd.	1,260	56,133

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	700	79,121
NVIDIA Corp.	460	127,645

		206,766

Software - 24.9%
Atlassian Corp., Class A (A)	300	44,298
Cadence Design Systems, Inc. (A)	320	67,024
Fortinet, Inc. (A)	1,240	78,182
Microsoft Corp.	2,100	645,246
Salesforce, Inc. (A)	680	134,892
ServiceNow, Inc. (A)	240	110,261
Splunk, Inc. (A)	870	75,029
Workday, Inc., Class A (A)	430	80,040

		1,234,972

Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	3,230	548,066

Textiles, Apparel & Luxury Goods - 3.4%
Lululemon Athletica, Inc. (A)	190	72,187
NIKE, Inc., Class B	760	96,307

		168,494

Total Common Stocks (Cost $4,851,189)		4,815,300

Total Investments (Cost $4,851,189)		4,815,300
Net Other Assets (Liabilities) - 2.8%		140,246

Net Assets - 100.0%		$4,955,546

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,815,300	$—	$—	$4,815,300

Total Investments	$4,815,300	$—	$—	$4,815,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.6%
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 6.22% (A), 10/24/2030 (B)	$238,002	$234,977
LCM XXV Ltd. Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.15% (A), 07/20/2030 (B)	214,952	210,870
New Residential Advance Receivables Trust Series 2020-T1, Class DT1, 3.01%, 08/15/2053 (B)	400,000	393,288
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (B)	400,000	390,800
Series 2020-T2, Class BT2,
1.72%, 09/15/2053 (B)	250,000	243,949
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class B, 2.32%, 07/20/2037 (B)	201,379	189,359
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 6.24% (A), 07/25/2030 (B)	224,958	222,466
Symphony CLO XIX Ltd. Series 2018-19A, Class A, 3-Month LIBOR + 0.96%, 6.22% (A), 04/16/2031 (B)	250,000	246,748
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 6.23% (A), 04/25/2031 (B)	250,000	246,897
Tidewater Auto Receivables Trust Series 2020-AA, Class D, 2.31%, 03/15/2027 (B)	250,000	244,273
Venture XXVII CLO Ltd. Series 2017-27A, Class AR, 3-Month LIBOR + 1.05%, 6.30% (A), 07/20/2030 (B)	289,100	285,413

Total Asset-Backed Securities (Cost $2,911,500)		2,909,040

CORPORATE DEBT SECURITIES - 22.6%
Aerospace & Defense - 0.7%
Boeing Co. 1.43%, 02/04/2024	188,000	182,447

Automobiles - 0.6%
General Motors Financial Co., Inc. 3.95%, 04/13/2024	150,000	147,437

Banks - 5.8%
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (A), 06/19/2026	188,000	171,837
Fixed until 07/22/2025, 4.83% (A), 07/22/2026	68,000	67,207
Barclays PLC 3-Month LIBOR + 1.38%, 6.25% (A), 05/16/2024	200,000	199,995

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. Fixed until 05/24/2024, 4.14% (A), 05/24/2025	$ 187,000	$ 184,643
JPMorgan Chase & Co. Fixed until 07/23/2023, 3.80% (A), 07/23/2024	250,000	248,906
PNC Financial Services Group, Inc.
3.50%, 01/23/2024	125,000	123,139
Fixed until 10/28/2024, 5.67% (A), 10/28/2025	37,000	37,024
Truist Financial Corp. 2.85%, 10/26/2024	125,000	120,229
US Bancorp 1.45%, 05/12/2025	125,000	115,916
Wells Fargo & Co. Fixed until 05/19/2024, 0.81% (A), 05/19/2025	188,000	178,823

		1,447,719

Beverages - 0.5%
Constellation Brands, Inc. 3.60%, 05/09/2024	125,000	122,906

Capital Markets - 2.2%
Deutsche Bank AG 0.90%, 05/28/2024	150,000	141,535
Goldman Sachs Group, Inc. 3.50%, 11/16/2026	187,000	178,131
Morgan Stanley 4.10%, 05/22/2023	237,000	236,745

		556,411

Chemicals - 0.3%
Westlake Corp. 0.88%, 08/15/2024	76,000	71,985

Commercial Services & Supplies - 0.5%
Triton Container International Ltd. 0.80%, 08/01/2023 (B)	125,000	123,186

Construction Materials - 0.5%
Martin Marietta Materials, Inc. 0.65%, 07/15/2023	125,000	123,717

Consumer Finance - 0.8%
Ally Financial, Inc. 1.45%, 10/02/2023	77,000	75,277
American Express Co. 3.38%, 05/03/2024	125,000	122,641

		197,918

Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.80%, 02/10/2024 (B)	125,000	120,505

Containers & Packaging - 0.5%
Berry Global, Inc. 0.95%, 02/15/2024	125,000	120,542

Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3-Month SOFR Index + 0.64%, 5.48% (A), 03/25/2024	153,000	152,717

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.5%
Southern Co. 0.60%, 02/26/2024	$ 125,000	$ 120,414

Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	150,000	140,148
Aviation Capital Group LLC 4.38%, 01/30/2024 (B)	125,000	122,866
Corebridge Global Funding 0.45%, 12/08/2023 (B)	155,000	150,215
Element Fleet Management Corp. 1.60%, 04/06/2024 (B)	75,000	71,937
Jackson Financial, Inc. 1.13%, 11/22/2023	114,000	111,248

		596,414

Health Care Providers & Services - 0.5%
Cigna Group 0.61%, 03/15/2024	125,000	120,071

Hotels, Restaurants & Leisure - 1.1%
Hyatt Hotels Corp. 1.30%, 10/01/2023	125,000	123,149
Warnermedia Holdings, Inc. 3.43%, 03/15/2024 (B)	150,000	146,776

		269,925

Insurance - 0.9%
Athene Global Funding 1.20%, 10/13/2023 (B)	125,000	122,041
Brighthouse Financial Global Funding 1.00%, 04/12/2024 (B)	125,000	119,501

		241,542

Leisure Products - 0.4%
Brunswick Corp. 0.85%, 08/18/2024	125,000	117,482

Multi-Utilities - 0.4%
Black Hills Corp. 1.04%, 08/23/2024	110,000	103,758

Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP 4.20%, 09/15/2023	125,000	124,412
Williams Cos., Inc. 4.30%, 03/04/2024	101,000	100,156

		224,568

Pharmaceuticals - 0.5%
Royalty Pharma PLC 0.75%, 09/02/2023	125,000	122,845

Semiconductors & Semiconductor Equipment - 0.5%
Skyworks Solutions, Inc. 0.90%, 06/01/2023	132,000	131,473

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	128,000	129,278

Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95%, 03/15/2025 (B)	125,000	119,665

Total Corporate Debt Securities (Cost $5,666,452)		5,664,925

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.5%
BX Commercial Mortgage Trust Series 2019-XL, Class C, 1-Month Term SOFR + 1.36%, 6.25% (A), 10/15/2036 (B)	$ 403,750	$ 396,622
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 6.70% (A), 12/15/2037 (B)	250,000	244,350
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.75%, 6.64% (A), 12/15/2036 (B)	250,000	244,014

Total Mortgage-Backed Securities (Cost $884,798)		884,986

COMMERCIAL PAPER - 56.2%
Banks - 12.7%
Bank of China Ltd. 5.19% (C), 05/09/2023	500,000	499,255
Cooperatieve Rabobank UA 5.24% (C), 06/30/2023	500,000	495,680
DBS Bank Ltd. 5.21% (C), 06/07/2023	453,000	450,512
Mackinac Funding Co. LLC 5.02% (C), 05/10/2023	500,000	499,189
National Bank of Canada 5.36% (C), 07/19/2023	250,000	247,125
Regency Markets No. 1 LLC 5.01% (C), 05/12/2023	500,000	499,051
Sumitomo Mitsui Banking Corp. 4.99% (C), 05/01/2023	250,000	249,899
Westpac Banking Corp. 5.50% (C), 11/09/2023	250,000	242,983

		3,183,694

Chemicals - 2.0%
Nutrien Ltd. 5.39% (C), 06/07/2023	500,000	497,071

Containers & Packaging - 2.0%
Amcor Finance USA, Inc. 5.40% (C), 05/02/2023	500,000	499,716

Diversified Consumer Services - 2.0%
VW Credit, Inc. 5.22% (C), 05/15/2023	500,000	498,790

Electric Utilities - 6.4%
Baltimore Gas & Electric Co. 5.19% (C), 05/04/2023	500,000	499,581
Entergy Corp. 5.60% (C), 07/05/2023	500,000	495,070
Evergy Kansas Central, Inc. 5.36% (C), 05/16/2023	250,000	249,358
Southern Co. Funding Corp. 5.18% (C), 05/09/2023	375,000	374,419

		1,618,428

Financial Services - 17.4%
Barton Capital SA 5.24% (C), 06/02/2023	250,000	248,771
Chesham Finance LLC 4.93% (C), 05/01/2023	300,000	299,879

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
Collateralized Commercial Paper Flex Co. LLC 5.32% (C), 10/12/2023	$ 250,000	$ 250,000
Ebury Finance LLC 4.93% (C), 05/01/2023	300,000	299,879
Fairway Finance Co. LLC 5.26% (C), 10/04/2023	500,000	500,000
Glencove Funding LLC 5.42% (C), 05/30/2023	500,000	497,775
GTA Funding LLC 5.19% (C), 05/22/2023	250,000	249,174
Liberty Street Funding LLC 5.29% (C), 06/29/2023	500,000	495,554
LMA-Americas LLC 5.46% (C), 07/17/2023	500,000	494,178
Sheffield Receivables Co. LLC 5.42% (C), 08/10/2023	300,000	295,449
Thunder Bay Funding LLC 5.21% (C), 06/26/2023	500,000	495,832
Victory Receivables Corp. 5.36% (C), 07/17/2023	250,000	247,128

		4,373,619

Food Products - 1.0%
Mondelez International, Inc. 5.23% (C), 05/17/2023	250,000	249,329

Health Care Providers & Services - 1.9%
Columbia Funding Co. LLC
5.46% (C), 09/28/2023	250,000	244,399
5.47% (C), 09/28/2023	250,000	244,400

		488,799

Household Durables - 2.0%
Mohawk Industries, Inc. 5.18% (C), 05/08/2023	500,000	499,295

	Principal	Value

COMMERCIAL PAPER (continued)
Oil, Gas & Consumable Fuels - 2.0%
Suncor Energy, Inc. 5.50% (C), 05/03/2023	$ 500,000	$ 499,651

Pharmaceuticals - 1.9%
GlaxoSmithKline LLC 5.08% (C), 05/09/2023	465,000	464,306

Residential REITs - 3.0%
ERP Operating LP
5.42% (C), 06/05/2023	250,000	248,609
5.47% (C), 06/06/2023	500,000	497,145

		745,754

Software - 1.9%
Manhattan Asset Funding Co. LLC
5.43% (C), 10/02/2023	250,000	244,263
5.45% (C), 10/12/2023	250,000	243,893

		488,156

Total Commercial Paper (Cost $14,107,617)		14,106,608

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Bills
4.40% (C), 05/02/2023	950,000	949,890
5.09% (C), 07/20/2023	500,000	494,525

Total Short-Term U.S. Government Obligations (Cost $1,444,010)		1,444,415

Total Investments (Cost $25,014,377)		25,009,974
Net Other Assets (Liabilities) - 0.3%		84,956

Net Assets - 100.0%		$25,094,930

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,909,040	$—	$2,909,040
Corporate Debt Securities	—	5,664,925	—	5,664,925
Mortgage-Backed Securities	—	884,986	—	884,986
Commercial Paper	—	14,106,608	—	14,106,608
Short-Term U.S. Government Obligations	—	1,444,415	—	1,444,415

Total Investments	$—	$25,009,974	$—	$25,009,974

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $4,890,718, representing 19.5% of the Fund’s net assets.
(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.0%
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 08/15/2027	$3,200,000	$3,148,234
Apidos CLO XLI Ltd. Series 2022-41A, Class B1, 3-Month Term SOFR + 3.00%, 8.05% (A), 10/20/2034 (B)	1,000,000	1,005,907
Apidos CLO XVIII Series 2018-18A, Class A2, 3-Month LIBOR + 1.40%, 6.67% (A), 10/22/2030 (B)	3,000,000	2,920,173
Atrium XIII Series 13A, Class A1, 3-Month LIBOR + 1.18%, 6.45% (A), 11/21/2030 (B)	2,985,305	2,963,977
Bain Capital Credit CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 0.97%, 6.22% (A), 07/20/2030 (B)	2,623,505	2,601,599
Barings CLO Ltd. Series 2022-2A, Class A, 3-Month Term SOFR + 1.80%, 6.79% (A), 07/15/2035 (B)	5,050,000	5,023,270
Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class ARRR, 3-Month LIBOR + 1.18%, 6.43% (A), 01/20/2032 (B)	4,250,000	4,190,462
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class BR, 3-Month LIBOR + 1.70%, 6.96% (A), 07/15/2034 (B)	3,950,000	3,831,994
Capital Four US CLO II Ltd. Series 2022-1A, Class B, 3-Month Term SOFR + 3.10%, 8.15% (A), 10/20/2030 (B)	1,500,000	1,502,433
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3,
2.06%, 08/15/2028	1,480,000	1,370,694
Series 2021-A2, Class A2,
1.39%, 07/15/2030	3,000,000	2,593,447
CarMax Auto Owner Trust Series 2023-1, ClassA3, 4.75%, 10/15/2027	1,250,000	1,251,937
Chase Issuance Trust Series 2022-A1, Class A, 3.97%, 09/15/2027	3,000,000	2,960,303
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	1,000,000	977,423
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class B, 3-Month LIBOR + 1.55%, 6.80% (A), 04/20/2034 (B)	10,000,000	9,473,800
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03%, 10/15/2027	500,000	505,804

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4,
3.76%, 12/18/2028	$ 400,000	$ 391,547
Series 2023-1, Class A4,
4.97%, 06/21/2029	1,000,000	1,014,316
Invesco CLO Ltd. Series 2022-3A, Class B, 3-Month Term SOFR + 2.75%, 7.82% (A), 10/22/2035 (B)	1,000,000	1,003,812
LCM XXIV Ltd. Series 24A, Class AR, 3-Month LIBOR + 0.98%, 6.23% (A), 03/20/2030 (B)	873,033	862,093
Logan CLO II Ltd. Series 2021-2A, Class B, 3-Month LIBOR + 1.70%, 6.95% (A), 01/20/2035 (B)	2,500,000	2,448,865
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.04%, 01/15/2026	1,649,544	1,634,415
Series 2023-1, ClassA3,
4.51%, 11/15/2027	500,000	498,641
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR, 3-Month LIBOR + 1.70%, 6.96% (A), 10/15/2034 (B)	3,000,000	2,909,772
Silver Rock CLO II Ltd. Series 2021-2A, Class B1, 3-Month LIBOR + 1.90%, 7.15% (A), 01/20/2035 (B)	2,298,000	2,204,315
Sixth Street CLO XX Ltd. Series 2021-20A, Class B, 3-Month LIBOR + 1.65%, 6.90% (A), 10/20/2034 (B)	1,000,000	977,081
Symphony CLO 36 Ltd. Series 2022-36A, Class A1, 3-Month Term SOFR + 2.05%, 7.12% (A), 10/24/2035 (B)	4,700,000	4,719,449
TCW CLO AMR Ltd. Series 2019-1A, Class BR, 3-Month LIBOR + 1.75%, 6.62% (A), 08/16/2034 (B)	7,900,000	7,567,276
TICP CLO XII Ltd. Series 2018-12A, Class BR, 3-Month LIBOR + 1.65%, 6.91% (A), 07/15/2034 (B)	6,650,000	6,492,555
Toyota Lease Owner Trust Series 2022-A, Class A3, 1.96%, 02/20/2025 (B)	3,500,000	3,399,426
Voya CLO Ltd. Series 2018-3A, Class A2, 3-Month LIBOR + 1.40%, 6.66% (A), 10/15/2031 (B)	5,200,000	5,086,650

Total Asset-Backed Securities (Cost $88,698,290)		87,531,670

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 27.0%
Aerospace & Defense - 0.1%
Boeing Co. 5.15%, 05/01/2030	$ 375,000	$ 376,974
Moog, Inc. 4.25%, 12/15/2027 (B)	172,000	161,713
Rolls-Royce PLC 5.75%, 10/15/2027 (B)	213,000	212,582
Spirit AeroSystems, Inc. 7.50%, 04/15/2025 (B)	227,000	225,506

		976,775

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75%, 02/01/2028 (B)	244,000	218,924
United Parcel Service, Inc. 3.90%, 04/01/2025	168,000	166,706

		385,630

Automobiles - 0.1%
Ford Motor Co. 4.75%, 01/15/2043	272,000	204,327
General Motors Financial Co., Inc. 2.75%, 06/20/2025	238,000	225,631
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028 (B)	127,000	128,371

		558,329

Banks - 7.1%
ABN AMRO Bank NV 4.25%, 02/21/2030 (C)	EUR 1,000,000	1,100,737
Australia & New Zealand Banking Group Ltd. Fixed until 06/15/2026 (D), 6.75% (A) (B)	$563,000	543,226
Banco Santander SA
Fixed until 03/24/2026, 0.50% (A), 03/24/2027 (C)	EUR 1,300,000	1,283,961
2.71%, 06/27/2024	$400,000	386,692
Bank Hapoalim BM Fixed until 10/21/2026, 3.26% (A), 01/21/2032 (C)	220,000	183,971
Bank of America Corp.
Fixed until 10/27/2025, 1.95% (A), 10/27/2026 (C)	EUR 1,250,000	1,304,344
Fixed until 10/22/2024, 2.46% (A), 10/22/2025 (E)	$652,000	622,737
Fixed until 04/02/2025, 3.38% (A), 04/02/2026	71,000	68,419
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	44,000	38,004
Fixed until 04/27/2032, 4.57% (A), 04/27/2033	635,000	604,680
Bank of Montreal 1.50%, 01/10/2025	415,000	390,642
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	149,000	131,543
Fixed until 06/04/2025 (D), 4.90% (A)	1,187,000	1,086,037

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BankUnited, Inc.
4.88%, 11/17/2025	$ 223,000	$ 201,880
5.13%, 06/11/2030	2,011,000	1,711,442
Barclays PLC
Fixed until 08/09/2028, 0.58% (A), 08/09/2029 (C)	EUR 1,250,000	1,107,016
Fixed until 12/15/2025 (D), 6.13% (A)	$2,500,000	2,147,250
BNP Paribas SA Fixed until 04/17/2028, 1.13% (A), 04/17/2029 (C)	EUR 1,300,000	1,233,913
Fixed until 06/30/2026, 1.68% (A), 06/30/2027 (B)	$200,000	178,445
Citigroup, Inc.
4.45%, 09/29/2027	275,000	268,248
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	800,000	782,987
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	250,000	223,801
3.88%, 11/28/2034 (C)	EUR 1,200,000	1,314,511
Danske Bank AS
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	$565,000	526,679
Fixed until 02/17/2026, 1.38% (A), 02/17/2027 (C)	EUR 1,250,000	1,262,745
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$593,000	566,159
Fixed until 06/26/2025 (D), 7.00% (A) (C)	500,000	465,200
DnB Bank ASA Fixed until 09/21/2026, 3.13% (A), 09/21/2027 (C)	EUR 1,250,000	1,349,517
First Horizon Bank 5.75%, 05/01/2030	$250,000	235,994
HSBC Holdings PLC
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	450,000	401,823
Fixed until 06/15/2026, 3.02% (A), 06/15/2027 (C)	EUR 1,250,000	1,323,793
Fixed until 03/09/2028, 6.16% (A), 03/09/2029	$200,000	205,318
ING Groep NV
Fixed until 09/03/2024, 0.10% (A), 09/03/2025 (C)	EUR 1,300,000	1,358,397
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	$200,000	183,034
Fixed until 11/16/2026 (D), 5.75% (A)	2,050,000	1,784,890
JPMorgan Chase & Co.
Fixed until 03/23/2029, 1.96% (A), 03/23/2030 (C)	EUR 1,250,000	1,226,217
Fixed until 11/08/2031, 2.55% (A), 11/08/2032	$693,000	575,842
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	215,000	210,921
Fixed until 09/14/2032, 5.72% (A), 09/14/2033	250,000	257,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KBC Group NV 0.75% (A), 01/21/2028 (C)	EUR 1,200,000	$ 1,164,469
Lloyds Banking Group PLC
Fixed until 08/24/2029, 3.13% (A), 08/24/2030 (C)	1,250,000	1,283,466
Fixed until 09/27/2029 (D), 8.00% (A)	$371,000	339,279
Macquarie Bank Ltd. Fixed until 03/08/2027 (D), 6.13% (A) (C)	430,000	370,679
Mitsubishi UFJ Financial Group, Inc. 2.19%, 02/25/2025	467,000	441,255
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	655,000	626,778
Fixed until 05/27/2033, 5.75% (A), 05/27/2034	200,000	205,718
National Australia Bank Ltd. 6.43%, 01/12/2033 (B)	329,000	339,998
National Bank of Canada Fixed until 11/15/2023, 0.55% (A), 11/15/2024	392,000	381,567
NatWest Group PLC
Fixed until 06/28/2031 (D), 4.60% (A) (E)	562,000	396,148
Fixed until 12/29/2025 (D), 6.00% (A)	1,875,000	1,757,625
NatWest Markets PLC
3.48%, 03/22/2025 (B)	333,000	320,851
4.25%, 01/13/2028 (C)	EUR 1,250,000	1,387,844
Nykredit Realkredit AS 4.00%, 07/17/2028 (C)	1,400,000	1,512,178
Signature Bank Fixed until 10/15/2025, 4.00% (A), 10/15/2030 (F)	$929,000	19,303
Societe Generale SA
Fixed until 04/21/2025, 1.13% (A), 04/21/2026 (C)	EUR 1,000,000	1,034,898
Fixed until 11/18/2030 (D), 5.38% (A) (B)	$1,765,000	1,235,500
Fixed until 11/22/2027 (D), 9.38% (A) (B)	290,000	275,326
Standard Chartered PLC
Fixed until 08/15/2027 (D), 7.75% (A) (B)	1,000,000	968,590
Fixed until 08/15/2027 (D), 7.75% (A) (C)	600,000	581,154
SVB Financial Group 4.35%, 04/29/2028 (F)	82,000	55,680
Swedbank AB 1.30%, 02/17/2027 (C)	EUR 1,250,000	1,234,908
Texas Capital Bancshares, Inc. Fixed until 05/06/2026, 4.00% (A), 05/06/2031	$500,000	403,717
Toronto-Dominion Bank
2.55%, 08/03/2027 (C)	EUR 1,250,000	1,298,821
3.63%, 12/13/2029 (C)	1,250,000	1,327,859
5.16%, 01/10/2028	$78,000	78,752

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA Fixed until 06/03/2024 (D), 8.00% (A) (C)	$ 1,000,000	$ 966,250
Wells Fargo & Co.
1.00%, 02/02/2027 (C)	EUR 1,250,000	1,231,117
Fixed until 05/04/2029, 1.74% (A), 05/04/2030 (C)	1,250,000	1,182,273
4.30%, 07/22/2027	$340,000	332,255

		51,602,937

Beverages - 0.1%
Brown-Forman Corp. 4.75%, 04/15/2033	56,000	57,085
Constellation Brands, Inc.
4.35%, 05/09/2027	43,000	42,584
5.00%, 02/02/2026	31,000	30,876
PepsiCo, Inc. 2.25%, 03/19/2025	257,000	247,611

		378,156

Biotechnology - 0.1%
AbbVie, Inc. 3.20%, 11/21/2029	500,000	460,872
Amgen, Inc. 5.25%, 03/02/2033	200,000	205,436

		666,308

Broadline Retail - 0.4%
Amazon.com, Inc.
2.80%, 08/22/2024	989,000	967,461
3.30%, 04/13/2027	84,000	81,522
4.65%, 12/01/2029	340,000	347,237
LS Finance Ltd. 4.88%, 07/15/2024 (C)	1,500,000	1,420,980

		2,817,200

Building Products - 0.1%
LBM Acquisition LLC 6.25%, 01/15/2029 (B)	325,000	257,649
Park River Holdings, Inc. 6.75%, 08/01/2029 (B)	247,000	180,307
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026 (B)	205,000	186,015
Standard Industries, Inc. 3.38%, 01/15/2031 (B)	295,000	233,421
Trane Technologies Financing Ltd. 5.25%, 03/03/2033	39,000	40,447

		897,839

Capital Markets - 2.3%
Aretec Escrow Issuer, Inc. 7.50% (A), 04/01/2029 (B)	265,000	221,952
Charles Schwab Corp. 2.45%, 03/03/2027	58,000	52,488
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (C)	EUR 1,300,000	1,342,216
Fixed until 01/07/2027, 2.55% (A), 01/07/2028	$150,000	130,322

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 09/05/2029, 5.00% (A), 09/05/2030 (C)	EUR 1,300,000	$ 1,377,564
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	$435,000	441,522
Fixed until 11/10/2032, 7.08% (A), 02/10/2034	2,423,000	2,263,325
Goldman Sachs Group, Inc.
0.25%, 01/26/2028 (C)	EUR 1,250,000	1,154,390
1.25%, 02/07/2029 (C)	1,250,000	1,167,717
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	$450,000	398,285
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	475,000	387,396
Huarong Finance Co. Ltd.
2.13%, 09/30/2023 (C)	1,900,000	1,851,638
3.25%, 11/13/2024 (C)	200,000	185,512
3.75%, 05/29/2024 (C)	950,000	902,977
4.50%, 05/29/2029 (C)	200,000	158,747
4.75%, 04/27/2027 (C)	500,000	432,872
ION Trading Technologies SARL 5.75%, 05/15/2028 (B)	450,000	376,556
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	209,000	187,626
Morgan Stanley
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	125,000	116,955
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	60,000	53,243
Fixed until 05/08/2025, 2.10% (A), 05/08/2026	EUR 1,250,000	1,322,190
Fixed until 04/01/2030, 3.62% (A), 04/01/2031	$425,000	388,207
Fixed until 01/25/2033, 5.15% (A), 01/25/2034	EUR 1,250,000	1,442,046
Fixed until 04/20/2032, 5.30% (A), 04/20/2037	$49,000	46,633
NFP Corp. 4.88%, 08/15/2028 (B)	69,000	62,838
UBS Group AG Fixed until 05/12/2027, 4.75% (A), 05/12/2028 (B)	275,000	264,764

		16,729,981

Chemicals - 0.2%
Air Products & Chemicals, Inc. 4.80%, 03/03/2033	39,000	40,588
Albemarle Corp. 5.05%, 06/01/2032	80,000	76,986
Consolidated Energy Finance SA 5.63%, 10/15/2028 (B)	362,000	318,191
Eastman Chemical Co. 5.75%, 03/08/2033	127,000	129,620
Ecolab, Inc. 5.25%, 01/15/2028	211,000	219,621
Minerals Technologies, Inc. 5.00%, 07/01/2028 (B)	188,000	171,550
Nutrien Ltd. 4.90%, 03/27/2028	200,000	200,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
RPM International, Inc. 4.55%, 03/01/2029	$ 485,000	$ 466,942
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (B)	264,000	163,680

		1,787,628

Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028 (B)	200,000	173,739
Brink’s Co. 4.63%, 10/15/2027 (B)	255,000	240,992
Covanta Holding Corp. 5.00%, 09/01/2030	210,000	183,520
Deluxe Corp. 8.00%, 06/01/2029 (B)	323,000	249,547
Garda World Security Corp.
6.00%, 06/01/2029 (B)	300,000	246,750
9.50%, 11/01/2027 (B)	95,000	91,038
Harsco Corp. 5.75%, 07/31/2027 (B)	261,000	215,362
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 04/15/2026 (B)	245,000	243,154
Republic Services, Inc. 5.00%, 04/01/2034	93,000	94,925
Sotheby’s/Bidfair Holdings, Inc. 5.88%, 06/01/2029 (B)	300,000	246,960
Triton Container International Ltd. 3.15%, 06/15/2031 (B)	400,000	316,962
Waste Connections, Inc. 4.25%, 12/01/2028	275,000	270,450

		2,573,399

Construction & Engineering - 0.3%
Celestial Miles Ltd. Fixed until 01/31/2024 (D), 5.75% (A) (C)	1,800,000	1,769,400
Mattamy Group Corp. 5.25%, 12/15/2027 (B)	190,000	176,753
VM Consolidated, Inc. 5.50%, 04/15/2029 (B)	266,000	246,799

		2,192,952

Construction Materials - 0.0% (G)
Cemex SAB de CV 9.13% (A), 03/14/2028 (B) (D)	350,000	349,475

Consumer Finance - 0.7%
Altice Financing SA 5.00%, 01/15/2028 (B)	455,000	368,594
American Express Co.
3.40%, 02/22/2024	200,000	197,240
4.20%, 11/06/2025	168,000	166,256
BMW US Capital LLC 3.90%, 04/09/2025 (B)	534,000	526,990
Cobra AcquisitionCo LLC 6.38%, 11/01/2029 (B)	410,000	235,750
Curo Group Holdings Corp. 7.50%, 08/01/2028 (B)	293,000	115,389

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Enova International, Inc. 8.50%, 09/15/2025 (B)	$ 298,000	$ 285,790
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	171,422
4.95%, 05/28/2027	350,000	330,897
Hyundai Capital America 5.50%, 03/30/2026 (B)	101,000	101,319
John Deere Capital Corp. 0.45%, 06/07/2024	783,000	747,836
LFS Topco LLC 5.88%, 10/15/2026 (B)	185,000	162,338
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2028 (B)	150,000	150,911
PROG Holdings, Inc. 6.00%, 11/15/2029 (B)	202,000	181,800
Synchrony Financial 4.50%, 07/23/2025	1,178,000	1,097,485

		4,840,017

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 5.88%, 02/15/2028 (B)	370,000	366,278
C&S Group Enterprises LLC 5.00%, 12/15/2028 (B)	476,000	371,450

		737,728

Containers & Packaging - 0.4%
Amcor Flexibles North America, Inc. 2.69%, 05/25/2031	300,000	249,749
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (B)	209,000	182,978
Ball Corp. 2.88%, 08/15/2030	136,000	114,035
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	190,000	186,494
Crown Americas LLC 5.25%, 04/01/2030 (E)	337,000	327,733
LABL, Inc.
5.88%, 11/01/2028 (B)	222,000	204,795
9.50%, 11/01/2028 (B)	15,000	15,413
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (B)	191,000	193,070
Sealed Air Corp. 5.00%, 04/15/2029 (B)	128,000	122,684
Sealed Air Corp./Sealed Air Corp. US 6.13%, 02/01/2028 (B)	26,000	26,383
Silgan Holdings, Inc. 4.13%, 02/01/2028	315,000	294,525
Sonoco Products Co. 1.80%, 02/01/2025	980,000	923,290

		2,841,149

Distributors - 0.0% (G)
Performance Food Group, Inc. 5.50%, 10/15/2027 (B)	325,000	318,536

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.2%
Nationwide Building Society 3.25%, 09/05/2029 (C)	EUR 1,400,000	$ 1,473,796

Diversified REITs - 0.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	$325,000	287,767
6.00%, 04/15/2025 (B)	230,000	223,535
Scentre Group Trust 2
4.75% (A), 09/24/2080 (C)	1,900,000	1,710,190
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	1,273,000	1,074,172
Service Properties Trust
4.38%, 02/15/2030	267,000	198,565
4.75%, 10/01/2026	109,000	94,228
5.25%, 02/15/2026	96,000	85,243

		3,673,700

Diversified Telecommunication Services - 0.5%
AT&T, Inc. 4.10%, 02/15/2028	550,000	537,061
Cogent Communications Group, Inc. 7.00%, 06/15/2027 (B)	305,000	301,948
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026 (B)	409,000	389,836
Iliad Holding SASU 7.00%, 10/15/2028 (B)	420,000	397,390
Network i2i Ltd. Fixed until 01/15/2025 (D), 5.65% (A) (C)	1,900,000	1,814,500
Verizon Communications, Inc. 4.02%, 12/03/2029	550,000	527,722

		3,968,457

Electric Utilities - 0.7%
American Electric Power Co., Inc. 5.63%, 03/01/2033	113,000	118,190
Atlantica Sustainable Infrastructure PLC 4.13%, 06/15/2028 (B)	243,000	221,738
Avangrid, Inc. 3.20%, 04/15/2025	443,000	425,008
Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	275,000	261,829
Edison International Fixed until 03/15/2028, 8.13% (A), 06/15/2053 (E)	525,000	540,094
Enel Finance International NV 3.50%, 04/06/2028 (B)	300,000	279,939
Evergy Metro, Inc. 4.95%, 04/15/2033	39,000	39,128
India Clean Energy Holdings 4.50%, 04/18/2027 (C) (E)	1,100,000	893,125
Metropolitan Edison Co. 5.20%, 04/01/2028 (B)	134,000	136,198
NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	55,000	55,880
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	285,000	230,679
5.25%, 06/15/2029 (B)	165,000	152,196

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co. 4.95%, 06/08/2025	$ 150,000	$ 148,306
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (B)	255,000	237,151
Southern California Edison Co. 1.10%, 04/01/2024	545,000	523,397
Southwestern Electric Power Co. 5.30%, 04/01/2033	50,000	50,597
Union Electric Co. 2.95%, 06/15/2027	229,000	217,175
Vistra Operations Co. LLC 5.00%, 07/31/2027 (B)	312,000	296,377
Wisconsin Power & Light Co. 4.95%, 04/01/2033	40,000	40,841

		4,867,848

Electrical Equipment - 0.1%
EnerSys 4.38%, 12/15/2027 (B)	256,000	239,360
Siemens Financieringsmaatschappij NV 3.25%, 05/27/2025 (B)	677,000	659,564

		898,924

Electronic Equipment, Instruments & Components - 0.1%
Imola Merger Corp. 4.75%, 05/15/2029 (B)	261,000	226,017
Jabil, Inc. 5.45%, 02/01/2029	38,000	38,179
Trimble, Inc.
4.75%, 12/01/2024	54,000	53,673
6.10%, 03/15/2033	55,000	56,228
TTM Technologies, Inc. 4.00%, 03/01/2029 (B)	283,000	239,005
Vontier Corp. 2.95%, 04/01/2031	105,000	82,698

		695,800

Energy Equipment & Services - 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.88%, 04/01/2027 (B)	297,000	291,821
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/2026	56,000	53,955
8.00%, 01/15/2027	262,000	261,464
8.88%, 04/15/2030	230,000	230,366
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025 (C)	1,500,000	1,424,111
Halliburton Co.
4.75%, 08/01/2043	150,000	133,935
4.85%, 11/15/2035	32,000	31,198
India Green Power Holdings 4.00%, 02/22/2027 (C)	750,000	652,551
Nabors Industries, Inc. 7.38%, 05/15/2027 (B)	188,000	183,311
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/2026	251,000	248,405

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Valaris Ltd. 8.38%, 04/30/2030 (B)	$ 190,000	$ 190,183
Weatherford International Ltd. 6.50%, 09/15/2028 (B)	200,000	200,000

		3,901,300

Entertainment - 0.1%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029 (B) (E)	260,000	188,500
Netflix, Inc. 4.88%, 04/15/2028	275,000	276,567
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	260,000	230,680

		695,747

Financial Services - 0.5%
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (B)	255,000	239,700
Diamond II Ltd. 7.95%, 07/28/2026 (B)	375,000	369,671
Enact Holdings, Inc. 6.50%, 08/15/2025 (B)	328,000	324,818
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027 (B)	263,000	224,208
Mastercard, Inc. 2.00%, 03/03/2025	302,000	289,108
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	166,000	157,932
Fixed until 05/30/2023, 4.75% (A), 04/30/2043	977,000	947,690
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63%, 03/01/2029 (B)	141,000	119,218
S&P Global, Inc. 2.70%, 03/01/2029	389,000	355,137
Shriram Finance Ltd. 4.40%, 03/13/2024 (C)	600,000	581,491

		3,608,973

Food Products - 0.7%
General Mills, Inc. 4.95%, 03/29/2033	54,000	54,905
Hormel Foods Corp. 0.65%, 06/03/2024	234,000	223,330
Land O’Lakes, Inc. 7.00%, 09/18/2028 (B) (D)	4,470,000	3,799,500
Mars, Inc. 4.65%, 04/20/2031 (B)	80,000	80,570
McCormick & Co., Inc. 4.95%, 04/15/2033	43,000	42,975
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	352,000	344,532
5.25%, 03/13/2026 (B)	153,000	157,158
Post Holdings, Inc. 4.50%, 09/15/2031 (B)	205,000	179,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc. 4.63%, 03/01/2029 (B)	$ 183,000	$ 151,204
Smithfield Foods, Inc. 5.20%, 04/01/2029 (B)	121,000	112,146

		5,145,984

Gas Utilities - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 04/01/2026 (B)	265,000	247,082
KeySpan Gas East Corp. 5.99%, 03/06/2033 (B)	156,000	161,472
Spire Missouri, Inc. 4.80%, 02/15/2033	54,000	54,539

		463,093

Ground Transportation - 0.1%
AerCap Global Aviation Trust Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	330,000	309,963
Canadian Pacific Railway Co. 1.35%, 12/02/2024	271,000	255,967

		565,930

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co.
4.30%, 08/22/2032	150,000	145,363
4.69%, 02/13/2028	116,000	117,141
Embecta Corp. 5.00%, 02/15/2030 (B)	19,000	16,389
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027 (B)	375,000	386,594
Medline Borrower LP
3.88%, 04/01/2029 (B)	205,000	179,300
5.25%, 10/01/2029 (B)	170,000	146,932

		991,719

Health Care Providers & Services - 0.4%
Cardinal Health, Inc. 4.60%, 03/15/2043	200,000	174,846
CHS/Community Health Systems, Inc. 5.63%, 03/15/2027 (B)	380,000	350,689
CVS Health Corp. 4.78%, 03/25/2038	300,000	285,815
DaVita, Inc. 4.63%, 06/01/2030 (B)	270,000	235,279
HCA, Inc.
3.38%, 03/15/2029 (B)	49,000	44,651
3.50%, 09/01/2030	565,000	507,990
Legacy LifePoint Health LLC 4.38%, 02/15/2027 (B)	260,000	221,211
Roche Holdings, Inc. 2.13%, 03/10/2025 (B)	261,000	249,840
Select Medical Corp. 6.25%, 08/15/2026 (B)	368,000	360,778
UnitedHealth Group, Inc. 3.75%, 07/15/2025	707,000	696,579

		3,127,678

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.0% (G)
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	$ 325,000	$ 257,671

Hotels, Restaurants & Leisure - 1.3%
Banijay Entertainment SASU 5.38%, 03/01/2025 (B)	335,000	326,377
Brinker International, Inc. 5.00%, 10/01/2024 (B)	225,000	220,219
Carnival Corp.
5.75%, 03/01/2027 (B)	429,000	351,695
6.00%, 05/01/2029 (B)	120,000	94,200
7.63%, 03/01/2026 (B) (E)	11,000	10,032
10.50%, 06/01/2030 (B)	320,000	303,641
CEC Entertainment LLC 6.75%, 05/01/2026 (B)	223,000	211,983
Expedia Group, Inc. 2.95%, 03/15/2031	175,000	147,134
GENM Capital Labuan Ltd. 3.88%, 04/19/2031 (C)	700,000	567,000
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 4.88%, 07/01/2031 (B)	347,000	302,793
Marriott International, Inc.
2.85%, 04/15/2031	300,000	254,669
4.90%, 04/15/2029	39,000	38,683
Melco Resorts Finance Ltd. 5.25%, 04/26/2026 (C)	1,050,000	974,001
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	365,000	342,460
5.88%, 03/15/2026 (B)	160,000	137,530
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026 (B)	355,000	317,946
Studio City Finance Ltd.
5.00%, 01/15/2029 (C)	1,750,000	1,369,550
6.00%, 07/15/2025 (C)	400,000	368,000
Travel & Leisure Co. 6.00%, 04/01/2027	240,000	236,100
Warnermedia Holdings, Inc.
3.64%, 03/15/2025 (B)	60,000	58,035
4.28%, 03/15/2032 (B)	103,000	91,366
5.05%, 03/15/2042 (B)	300,000	245,774
6.41%, 03/15/2026	118,000	118,991
Wynn Macau Ltd.
5.50%, 01/15/2026 (C)	2,100,000	1,943,658
5.63%, 08/26/2028 (C)	200,000	174,616

		9,206,453

Household Products - 0.0% (G)
Procter & Gamble Co. 3.95%, 01/26/2028	120,000	120,293

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	137,000	116,859
5.00%, 02/01/2031 (B)	238,000	200,529
Clearway Energy Operating LLC 4.75%, 03/15/2028 (B)	245,000	232,393

		549,781

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (G)
Honeywell International, Inc. 1.75%, 09/01/2031	$ 150,000	$ 123,809

Insurance - 0.7%
Americo Life, Inc. 3.45%, 04/15/2031 (B)	280,000	218,935
Assurant, Inc. Fixed until 03/27/2028, 7.00% (A), 03/27/2048	1,100,000	1,049,347
Athene Global Funding 1.73%, 10/02/2026 (B)	332,000	287,706
Enstar Finance LLC Fixed until 09/01/2025, 5.75% (A), 09/01/2040	1,700,000	1,419,245
F&G Global Funding 0.90%, 09/20/2024 (B)	395,000	368,377
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030 (B) (H)	153,000	154,816
Liberty Mutual Group, Inc. 4.30%, 02/01/2061 (B)	2,022,000	1,202,654
NMI Holdings, Inc. 7.38%, 06/01/2025 (B)	160,000	162,234
Ryan Specialty Group LLC 4.38%, 02/01/2030 (B)	150,000	133,665
Security Benefit Global Funding 1.25%, 05/17/2024 (B)	254,000	241,889

		5,238,868

Internet & Catalog Retail - 0.0% (G)
GrubHub Holdings, Inc. 5.50%, 07/01/2027 (B)	196,000	143,080

IT Services - 0.1%
Ahead DB Holdings LLC 6.63%, 05/01/2028 (B)	325,000	271,375
Bread Financial Holdings, Inc. 4.75%, 12/15/2024 (B)	259,000	228,608
Leidos, Inc. 5.75%, 03/15/2033	59,000	60,231
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	210,000	87,150

		647,364

Life Sciences Tools & Services - 0.0% (G)
Agilent Technologies, Inc. 2.30%, 03/12/2031	175,000	147,037

Machinery - 0.2%
Caterpillar Financial Services Corp.
3.60%, 08/12/2027	550,000	538,075
5.40%, 03/10/2025	118,000	119,875
Daimler Truck Finance North America LLC 5.13%, 01/19/2028 (B)	150,000	150,810
nVent Finance SARL 2.75%, 11/15/2031	356,000	289,707
Weir Group PLC 2.20%, 05/13/2026 (B)	319,000	287,508

		1,385,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.5%
Belo Corp. 7.25%, 09/15/2027	$ 750,000	$ 709,660
Block Communications, Inc. 4.88%, 03/01/2028 (B)	364,000	314,339
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	720,000	604,537
7.38%, 03/01/2031 (B)	500,000	489,991
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/2041	200,000	136,550
Comcast Corp. 4.15%, 10/15/2028	233,000	230,607
CSC Holdings LLC 5.75%, 01/15/2030 (B)	705,000	359,551
Paramount Global Fixed until 03/30/2027, 6.38% (A), 03/30/2062	242,000	205,700
Sirius XM Radio, Inc. 4.00%, 07/15/2028 (B)	270,000	227,979
Univision Communications, Inc. 6.63%, 06/01/2027 (B)	255,000	246,349
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	294,000	253,705

		3,778,968

Metals & Mining - 0.2%
ATI, Inc. 4.88%, 10/01/2029	185,000	169,513
Cleveland-Cliffs, Inc. 4.63%, 03/01/2029 (B)	213,000	192,977
Commercial Metals Co. 3.88%, 02/15/2031	207,000	179,277
FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027 (B)	250,000	237,553
Hudbay Minerals, Inc. 6.13%, 04/01/2029 (B)	340,000	318,001
Mineral Resources Ltd. 8.13%, 05/01/2027 (B)	315,000	317,671
South32 Treasury Ltd. 4.35%, 04/14/2032 (B)	381,000	342,527

		1,757,519

Mortgage Real Estate Investment Trusts - 0.1%
AG Issuer LLC 6.25%, 03/01/2028 (B)	245,000	227,686
Apollo Commercial Real Estate Finance, Inc. 4.63%, 06/15/2029 (B)	290,000	219,346

		447,032

Multi-Utilities - 0.0% (G)
NiSource, Inc. 5.25%, 03/30/2028	56,000	57,094

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028 (B)	237,000	229,489
Apache Corp. 4.38%, 10/15/2028	249,000	233,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. 3.00%, 02/24/2050	$ 350,000	$ 250,477
Buckeye Partners LP 4.50%, 03/01/2028 (B)	261,000	237,184
California Resources Corp. 7.13%, 02/01/2026 (B)	325,000	327,165
Chevron Corp. 1.55%, 05/11/2025	195,000	184,223
Chevron USA, Inc. 3.90%, 11/15/2024	587,000	583,009
Chord Energy Corp. 6.38%, 06/01/2026 (B)	241,000	239,749
Civitas Resources, Inc. 5.00%, 10/15/2026 (B)	179,000	168,260
Crescent Energy Finance LLC 7.25%, 05/01/2026 (B)	249,000	238,547
Diamondback Energy, Inc. 4.40%, 03/24/2051	150,000	122,212
Earthstone Energy Holdings LLC 8.00%, 04/15/2027 (B)	226,000	220,562
Energy Transfer LP
4.95%, 05/15/2028	275,000	272,073
Fixed until 11/15/2026 (D), 6.50% (A)	2,346,000	2,076,210
EnLink Midstream Partners LP 3-Month LIBOR + 4.11%, 8.98% (A), 05/30/2023 (D)	1,400,000	1,175,971
Enterprise Products Operating LLC 5.35%, 01/31/2033	39,000	40,541
EQM Midstream Partners LP 7.50%, 06/01/2027 - 06/01/2030 (B)	296,000	289,558
EQT Corp. 3.63%, 05/15/2031 (B) (E)	415,000	360,963
Harvest Midstream I LP 7.50%, 09/01/2028 (B)	354,000	346,392
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031 (B)	365,000	336,394
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 02/01/2028 (B)	329,000	306,839
Howard Midstream Energy Partners LLC 6.75%, 01/15/2027 (B)	332,000	309,837
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025 (C)	1,650,000	1,632,249
ITT Holdings LLC 6.50%, 08/01/2029 (B)	450,000	373,621
Medco Oak Tree Pte Ltd. 7.38%, 05/14/2026 (C)	1,489,000	1,429,634
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025 (C)	200,000	194,851
Murphy Oil USA, Inc. 4.75%, 09/15/2029	210,000	194,775
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026 (B)	320,000	306,820
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 03/01/2025 (E)	165,000	152,190

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP 6.38%, 10/01/2030	$ 239,000	$ 230,159
Occidental Petroleum Corp. 6.38%, 09/01/2028	214,000	223,193
Petroleos Mexicanos 10.00%, 02/07/2033 (B)	727,000	675,219
Pioneer Natural Resources Co. 5.10%, 03/29/2026	59,000	59,518
Plains All American Pipeline LP/PAA Finance Corp. 6.65%, 01/15/2037	19,000	19,717
Rockcliff Energy II LLC 5.50%, 10/15/2029 (B)	84,000	76,020
Strathcona Resources Ltd. 6.88%, 08/01/2026 (B)	311,000	263,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	206,000	209,911
Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030 (B)	235,000	238,287
Williams Cos., Inc. 5.75%, 06/24/2044	275,000	272,193

		15,100,272

Paper & Forest Products - 0.1%
Georgia-Pacific LLC 0.95%, 05/15/2026 (B)	393,000	351,688
Glatfelter Corp. 4.75%, 11/15/2029 (B)	205,000	144,207

		495,895

Passenger Airlines - 0.2%
Air Canada 3.88%, 08/15/2026 (B)	185,000	171,234
American Airlines, Inc.
7.25%, 02/15/2028 (B)	75,000	72,938
11.75%, 07/15/2025 (B)	460,000	504,906
British Airways Pass-Through Trust 2.90%, 09/15/2036 (B)	105,672	90,020
United Airlines, Inc. 4.63%, 04/15/2029 (B)	370,000	335,018

		1,174,116

Personal Care Products - 0.2%
Coty, Inc. 5.00%, 04/15/2026 (B)	293,000	285,956
Edgewell Personal Care Co. 4.13%, 04/01/2029 (B)	280,000	248,034
Haleon UK Capital PLC 3.13%, 03/24/2025	258,000	249,042
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 06/01/2029 (B)	440,000	336,829

		1,119,861

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC
4.88%, 03/03/2028	118,000	121,604
4.90%, 03/03/2030	125,000	128,998
Bristol-Myers Squibb Co. 0.75%, 11/13/2025	320,000	293,779

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 04/30/2028 (B)	$ 432,000	$ 397,638
Royalty Pharma PLC 2.15%, 09/02/2031 (E)	200,000	159,285
Teva Pharmaceutical Finance Netherlands III BV 5.13%, 05/09/2029	300,000	279,062
Viatris, Inc. 1.65%, 06/22/2025	404,000	372,229

		1,752,595

Professional Services - 0.1%
Jacobs Engineering Group, Inc. 5.90%, 03/01/2033	43,000	43,585
Korn Ferry 4.63%, 12/15/2027 (B)	170,000	161,458
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029 (B) (E)	230,000	179,808
TriNet Group, Inc. 3.50%, 03/01/2029 (B)	275,000	240,487

		625,338

Real Estate Management & Development - 2.7%
Country Garden Holdings Co. Ltd.
4.20%, 02/06/2026 (C)	330,000	159,057
5.40%, 05/27/2025 (C)	600,000	349,380
6.50%, 04/08/2024 (C)	400,000	310,109
8.00%, 01/27/2024 (C)	1,592,000	1,294,231
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	383,000	358,660
Elect Global Investments Ltd. Fixed until 06/03/2025 (D), 4.10% (A) (C)	500,000	446,500
Franshion Brilliant Ltd. 3.20%, 04/09/2026 (C)	500,000	444,783
GLP China Holdings Ltd. 4.97%, 02/26/2024 (C)	300,000	244,505
Hopson Development Holdings Ltd. 6.80%, 12/28/2023 (C)	1,085,000	1,014,708
Kennedy-Wilson, Inc. 4.75%, 03/01/2029	217,000	173,168
New Metro Global Ltd.
4.80%, 12/15/2024 (C)	850,000	631,354
6.80%, 08/05/2023 (C)	400,000	376,200
RKPF Overseas Ltd.
5.20%, 01/12/2026 (C)	750,000	471,322
5.90%, 03/05/2025 (C)	795,000	615,630
6.00%, 09/04/2025 (C)	450,000	325,159
6.70%, 09/30/2024 (C)	4,119,000	3,740,540
Seazen Group Ltd. 6.00%, 08/12/2024 (C)	700,000	534,100
Shui On Development Holding Ltd. 5.75%, 11/12/2023 (C)	2,050,000	2,002,973
Wanda Properties International Co. Ltd. 7.25%, 01/29/2024 (C)	1,200,000	849,900
Wanda Properties Overseas Ltd. 6.88%, 07/23/2023 (C)	250,000	227,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd. 6.80%, 02/27/2024 (C) (E)	$ 4,993,000	$ 4,841,662

		19,411,566

Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp. 5.95%, 06/15/2030 (B)	255,000	242,946
Intel Corp.
3.40%, 03/25/2025	677,000	665,022
5.20%, 02/10/2033	141,000	143,759
ON Semiconductor Corp. 3.88%, 09/01/2028 (B)	168,000	151,216
TSMC Global Ltd. 0.75%, 09/28/2025 (B)	362,000	329,034

		1,531,977

Software - 0.1%
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029 (B)	155,000	153,493
Gen Digital, Inc.
6.75%, 09/30/2027 (B)	79,000	79,270
7.13%, 09/30/2030 (B) (E)	166,000	166,758
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 05/01/2028 (B)	200,000	167,917
Oracle Corp. 4.90%, 02/06/2033	62,000	60,962

		628,400

Specialty Retail - 0.1%
Advance Auto Parts, Inc. 5.90%, 03/09/2026	77,000	79,013
AutoZone, Inc. 4.75%, 02/01/2033 (E)	39,000	38,691
Ken Garff Automotive LLC 4.88%, 09/15/2028 (B)	265,000	231,373
Metis Merger Sub LLC 6.50%, 05/15/2029 (B)	295,000	250,052
Upbound Group, Inc. 6.38%, 02/15/2029 (B) (E)	280,000	245,862

		844,991

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	361,000	333,219
McAfee Corp. 7.38%, 02/15/2030 (B)	400,000	332,161

		665,380

Textiles, Apparel & Luxury Goods - 0.1%
Fortune Star BVI Ltd. 4.35%, 05/06/2023 (C)	EUR 600,000	651,250

Transportation Infrastructure - 0.2%
India Airport Infra 6.25%, 10/25/2025 (C)	$1,000,000	954,145
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.70%, 02/01/2028 (B)	200,000	202,038

		1,156,183

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
Altice France SA 5.13%, 07/15/2029 (B)	$ 625,000	$ 462,060
SoftBank Group Corp. Fixed until 07/19/2023 (D), 6.00% (A) (C)	1,860,000	1,827,450
T-Mobile USA, Inc. 3.38%, 04/15/2029	425,000	389,561

		2,679,071

Total Corporate Debt Securities (Cost $207,449,639)		196,430,827

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Japan - 0.1%
Development Bank of Japan, Inc. 1.75%, 02/18/2025 (B)	570,000	542,971

Mexico - 0.0% (G)
Mexico Government International Bonds 6.34%, 05/04/2053	200,000	206,218

Mongolia - 0.0% (G)
Mongolia Government International Bonds 8.75%, 03/09/2024 (C)	200,000	200,505

Republic of Korea - 0.1%
Industrial Bank of Korea 1.04%, 06/22/2025 (B)	1,206,000	1,108,482

Supranational - 0.1%
European Bank for Reconstruction & Development 1.50%, 02/13/2025	420,000	400,294
International Bank for Reconstruction & Development 3.13%, 11/20/2025	329,000	322,341

		722,635

United States - 0.1%
Inter-American Development Bank 4.00%, 01/12/2028	400,000	405,488

Total Foreign Government Obligations (Cost $3,343,603)		3,186,299

LOAN ASSIGNMENTS - 7.4%
Aerospace & Defense - 0.2%
Castlelake Aviation Ltd. Term Loan B, 3-Month LIBOR + 2.75%, 7.62% (A), 10/22/2026	222,728	220,389
Cobham Ultra SeniorCo SARL Term Loan B, 6-Month LIBOR + 3.50%, 8.56% (A), 08/03/2029	259,451	252,208
Dynasty Acquisition Co., Inc.
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.58% (A), 04/06/2026	218,489	214,279
Term Loan B2,
1-Month Term SOFR + 3.50%, 8.58% (A), 04/06/2026	117,052	114,797

	Principal	Value

LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 9.55% (A), 01/15/2027	$ 298,623	$ 297,279

		1,098,952

Air Freight & Logistics - 0.0% (G)
Kenan Advantage Group, Inc. Term Loan B1, 1-Month LIBOR + 3.75%, 8.77% (A), 03/24/2026	326,470	323,858

Automobile Components - 0.2%
DexKo Global, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 8.91% (A), 10/04/2028	216,942	206,203
Les Schwab Tire Centers Term Loan B, 3-Month LIBOR + 3.25%, 8.06% (A), 11/02/2027	327,291	324,973
Mavis Tire Express Services Corp. Term Loan B, 1-Month Term SOFR + 4.00%, 9.10% (A), 05/04/2028	294,027	288,789
USI, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 8.65% (A), 11/22/2029	268,034	267,252

		1,087,217

Beverages - 0.1%
Sunshine Investments BV Term Loan, 3-Month Term SOFR + 4.25%, 9.01% (A), 07/12/2029	329,072	325,781

Biotechnology - 0.0% (G)
Curium BidCo SARL Term Loan, 3-Month LIBOR + 4.25%, 9.41% (A), 12/02/2027	270,826	268,118

Building Products - 0.2%
CD&R Hydra Buyer, Inc. Term Loan, 1-Month LIBOR + 4.25%, 9.33% (A), 12/11/2024	256,609	254,684
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 9.80% (A), 12/29/2028	242,281	239,858
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 8.66% (A), 12/22/2028	214,057	205,293
LBM Acquisition LLC Term Loan B, 1-Month LIBOR + 3.75%, 8.77% (A), 12/17/2027	323,882	300,401

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 7.65% (A), 02/01/2027	$ 231,324	$ 229,637
Term Loan B1,
1-Month LIBOR + 3.00%, 8.02% (A), 03/18/2029	112,338	111,759
Specialty Building Products Holdings LLC Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 10/15/2028	232,930	219,407

		1,561,039

Capital Markets - 0.2%
Advisor Group, Inc. Term Loan, 1-Month LIBOR + 4.50%, 9.52% (A), 07/31/2026	268,910	266,954
Aretec Group, Inc. Term Loan, TBD, 03/08/2030 (H) (I)	199,636	196,807
Camelot US Acquisition LLC Term Loan B, 1-Month LIBOR + 3.00%, 8.02% (A), 10/30/2026	250,592	250,227
HighTower Holdings LLC Term Loan B, 1-Month LIBOR + 4.00%, 9.01% (A), 04/21/2028	290,479	277,770
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.83% (A), 11/09/2026	246,190	232,096
PAI Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 9.02% (A), 10/28/2027	235,864	221,417

		1,445,271

Chemicals - 0.2%
ASP Unifrax Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 8.91% (A), 12/12/2025	249,599	229,787
Momentive Performance Materials, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.48% (A), 03/29/2028	134,660	133,818
Natgasoline LLC Term Loan B, 1-Month LIBOR + 3.50%, 8.56% (A), 11/14/2025	283,620	279,366
RelaDyne, Inc.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.98% (A), 12/22/2028	157,797	151,091
Term Loan,
1-Month Term SOFR + 5.00%, 10.02% (A), 12/22/2028	47,191	46,129

	Principal	Value

LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Starfruit Finco BV
Term Loan,
3-Month Term SOFR + 4.00%, 8.99% (A), 04/03/2028	$ 23,490	$ 23,431
Term Loan B,
3-Month Term SOFR + 2.75%, 7.90% (A), 10/01/2025	200,885	199,845

		1,063,467

Commercial Services & Supplies - 0.6%
Amentum Government Services Holdings LLC Term Loan, 3-Month Term SOFR + 4.00%, 8.76% - 9.03% (A), 02/15/2029 (H)	284,512	273,132
APX Group, Inc. Term Loan B, 3-Month LIBOR + 3.25%, Prime Rate + 2.25%, 8.25% - 10.25% (A), 07/10/2028	195,855	195,561
Asurion LLC
2nd Lien Term Loan B4,
1-Month LIBOR + 5.25%, 10.27% (A), 01/20/2029	225,548	187,487
Term Loan B10,
1-Month Term SOFR + 4.00%, 9.08% (A), 08/19/2028	157,193	145,560
Term Loan B8,
1-Month LIBOR + 3.25%, 8.27% (A), 12/23/2026	195,039	182,397
Term Loan B9,
1-Month LIBOR + 3.25%, 8.27% (A), 07/31/2027	327,485	301,778
Avis Budget Car Rental LLC Term Loan C, 1-Month Term SOFR + 3.50%, 8.58% (A), 03/16/2029 (H)	194,478	194,235
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 8.52% (A), 02/09/2026	183,954	183,596
Term Loan,
1-Month Term SOFR + 3.75%, 8.73% (A), 12/29/2028	70,865	70,655
Colibri Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 10.05% - 10.26% (A), 03/12/2029	169,427	165,403
Creative Artists Agency LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.48% (A), 11/27/2028	338,768	337,639
Driven Holdings LLC Term Loan B, 1-Month LIBOR + 3.00%, 7.95% (A), 12/17/2028	149,246	145,888

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Element Materials Technology Group US Holdings, Inc.
Delayed Draw Term Loan,
3-Month Term SOFR + 4.25%, 9.25% (A), 07/06/2029	$ 40,246	$ 39,730
Term Loan,
3-Month Term SOFR + 4.25%, 9.25% (A), 07/06/2029	87,199	86,082
Ensemble RCM LLC Term Loan, 3-Month Term SOFR + 3.75%, 8.90% (A), 08/03/2026	213,724	213,412
Garda World Security Corp.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.20% (A), 02/01/2029	24,875	24,632
1-Month Term SOFR + 4.25%, 9.30% (A), 10/30/2026	334,191	332,624
GFL Environmental, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.15% (A), 05/28/2027	233,465	233,465
Prime Security Services Borrower LLC Term Loan, 3-Month LIBOR + 2.75%, 7.61% (A), 09/23/2026	283,432	282,812
PUG LLC Term Loan B, 1-Month LIBOR + 4.25%, 9.27% (A), 02/12/2027	173,678	137,205
SITEL Worldwide Corp. Term Loan, 1-Month LIBOR + 3.75%, 8.76% (A), 08/28/2028	328,925	327,362
Sotheby’s Term Loan B, 3-Month LIBOR + 4.50%, 9.76% (A), 01/15/2027	427,649	426,401

		4,487,056

Communications Equipment - 0.1%
Ciena Corp. Term Loan B, Prime Rate + 1.50%, 1-Month Term SOFR + 2.50%, 7.44% - 9.50% (A), 01/18/2030	27,577	27,551
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.60% (A), 03/02/2029	413,723	398,209

		425,760

Construction & Engineering - 0.1%
Osmose Utilities Services, Inc. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 06/23/2028	195,114	188,651

	Principal	Value

LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Service Logic Acquisition, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 9.02% - 9.27% (A), 10/29/2027	$ 243,424	$ 240,381
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 11.52% (A), 05/14/2029	128,309	117,483
Term Loan,
1-Month LIBOR + 3.50%, 8.52% (A), 05/12/2028	153,287	149,934
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.35% (A), 03/24/2028	334,738	334,236

		1,030,685

Construction Materials - 0.0% (G)
Potters Industries LLC Term Loan B, 3-Month LIBOR + 4.00%, 9.16% (A), 12/14/2027	210,557	210,031

Containers & Packaging - 0.3%
Berlin Packaging LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 3-Month Term SOFR + 3.25%, 8.05% - 8.28% (A), 03/11/2028	103,739	100,432
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.60% - 8.91% (A), 03/11/2028	236,048	231,105
Charter NEX US, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.85% (A), 12/01/2027	256,423	252,760
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 4.18%, 9.26% (A), 04/13/2029	225,854	220,509
LABL, Inc. 1st Lien Term Loan, 1-Month LIBOR + 5.00%, 10.08% (A), 10/29/2028	280,486	276,183
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 8.66% (A), 11/30/2027	283,408	274,640
Reynolds Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.35% (A), 09/24/2028	308,626	305,058
TricorBraun Holdings, Inc. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 03/03/2028	339,040	330,517

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Trident TPI Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.16% (A), 09/15/2028	$ 229,125	$ 221,869
Term Loan B1,
1-Month LIBOR + 3.25%, 8.27% (A), 10/17/2024	139,507	139,188

		2,352,261

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 7.78% (A), 05/18/2025	526,718	524,348

Diversified Telecommunication Services - 0.1%
Iridium Satellite LLC Term Loan B2, 1-Month Term SOFR + 2.50%, 7.58% (A), 11/04/2026	311,473	310,889
Telesat Canada Term Loan B5, 3-Month LIBOR + 2.75%, 8.03% (A), 12/07/2026	419,666	230,606
Virgin Media Bristol LLC Term Loan Q, 1-Month LIBOR + 3.25%, 8.20% (A), 01/31/2029 (H)	342,000	338,495

		879,990

Electrical Equipment - 0.0% (G)
Gates Global LLC
Term Loan B3,
1-Month Term SOFR + 2.50%, 7.47% (A), 03/31/2027	133,317	132,889
Term Loan B4,
1-Month Term SOFR + 3.50%, 8.48% (A), 11/16/2029	26,355	26,329

		159,218

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.85% (A), 07/02/2029	200,619	199,491
Ingram Micro, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 8.66% (A), 06/30/2028	151,765	148,824
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 8.96% (A), 08/20/2025	421,781	361,348

		709,663

Energy Equipment & Services - 0.0% (G)
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 4.50%, 9.55% (A), 09/19/2029	288,407	286,244

	Principal	Value

LOAN ASSIGNMENTS (continued)
Entertainment - 0.0% (G)
AMC Entertainment Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 7.95% (A), 04/22/2026	$ 319,292	$ 244,059

Financial Services - 0.1%
Citco Group Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 8.59% (A), 04/27/2028	79,541	79,441
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 9.49% (A), 08/09/2026 (H)	419,726	363,063
Stars Group Holdings BV Term Loan B, 3-Month Term SOFR + 3.25%, 8.41% (A), 07/22/2028	94,421	94,480

		536,984

Food Products - 0.0% (G)
Nomad Foods Europe Midco Ltd. Term Loan B, 6-Month Term SOFR + 3.75%, 8.56% (A), 11/12/2029	84,704	84,628

Ground Transportation - 0.1%
Hertz Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 8.27% (A), 06/30/2028	195,695	194,888
Term Loan C,
1-Month LIBOR + 3.25%, 8.27% (A), 06/30/2028	37,538	37,383
Uber Technologies, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 7.87% (A), 03/03/2030	120,717	120,188

		352,459

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 10/23/2028	773,970	750,945

Health Care Providers & Services - 0.4%
Bella Holding Co. LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.83% (A), 05/10/2028 (H)	292,224	283,335
CHG Healthcare Services, Inc. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 09/29/2028	189,770	188,505
Gainwell Acquisition Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 9.00% (A), 10/01/2027	429,004	412,380

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
ICON Luxembourg SARL Term Loan, 3-Month Term SOFR + 2.25%, 7.41% (A), 07/03/2028	$ 155,363	$ 155,169
MPH Acquisition Holdings LLC Term Loan B, 3-Month LIBOR + 4.25%, 9.20% (A), 09/01/2028	337,431	289,206
Option Care Health, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 7.77% (A), 10/27/2028	158,704	158,386
PRA Health Sciences, Inc. Term Loan, 3-Month Term SOFR + 2.25%, 7.13% (A), 07/03/2028	38,709	38,660
Radnet Management, Inc. Term Loan, 1-Month Term SOFR + 3.00%, Prime Rate + 2.00%, 8.10% (A), 04/21/2028	230,781	229,844
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 9.02% (A), 11/16/2025	503,898	473,245
Select Medical Corp. Term Loan B, 1-Month LIBOR + 2.50%, 7.53% (A), 03/06/2025	166,751	166,042
Sotera Health Holdings LLC Term Loan B, 6-Month Term SOFR + 3.75%, 8.82% (A), 12/11/2026	166,068	164,407
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 7.77% (A), 02/06/2024	75,000	62,963
Term Loan B,
1-Month Term SOFR + 5.25%, 10.23% (A), 03/02/2027	347,056	224,719

		2,846,861

Health Care Technology - 0.1%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.46% (A), 02/15/2029	643,938	602,772
Navicure, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 9.02% (A), 10/22/2026	345,873	344,900

		947,672

Hotels, Restaurants & Leisure - 0.9%
Aimbridge Acquisition Co., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 8.77% (A), 02/02/2026	440,436	414,230

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp. Term Loan B, 1-Month Term SOFR + 3.25%, 8.33% (A), 02/06/2030	$ 91,967	$ 91,622
Carnival Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 8.02% (A), 06/30/2025	139,209	138,208
1-Month LIBOR + 3.25%, 8.27% (A), 10/18/2028	201,439	197,662
Connect Finco SARL Term Loan B, 1-Month LIBOR + 3.50%, 8.53% (A), 12/11/2026	366,405	364,049
Dave & Buster’s, Inc. Term Loan B, 1-Month Term SOFR + 5.00%, 10.13% (A), 06/29/2029	292,454	292,125
Everi Holdings, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 7.52% (A), 08/03/2028	214,083	213,102
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.98% (A), 01/27/2029	281,058	273,759
Fogo De Chao, Inc. Term Loan, 1-Month LIBOR + 4.25%, 9.27% (A), 04/07/2025	303,693	296,006
GVC Holdings Ltd. Term Loan B2, 6-Month Term SOFR + 3.50%, 8.44% (A), 10/31/2029	172,787	173,306
Herschend Entertainment Co. LLC Term Loan, 1-Month LIBOR + 3.75%, 8.81% (A), 08/27/2028	176,616	176,542
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month LIBOR + 3.00%, 8.02% (A), 08/02/2028	303,134	301,429
Hornblower Sub LLC Repriced Term Loan B, 6-Month LIBOR + 4.50%, 9.96% (A), 04/27/2025	377,658	199,686
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 8.08% (A), 12/15/2027	181,180	178,123
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 8.41% (A), 11/12/2026	22,210	21,872
Term Loan B1,
3-Month LIBOR + 3.25%, 8.41% (A), 11/12/2026	182,859	180,078

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP/NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 10/20/2025	$ 476,064	$ 444,525
PCI Gaming Authority Term Loan, 1-Month LIBOR + 2.50%, 7.52% (A), 05/29/2026	170,118	169,799
PF Chang’s China Bistro, Inc. Term Loan B, 1-Month LIBOR + 6.25%, 11.27% (A), 03/01/2026	321,750	293,597
Playa Resorts Holding BV Term Loan B, 1-Month Term SOFR + 4.25%, 9.14% (A), 01/05/2029	240,829	240,294
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.50%, 8.42% (A), 04/04/2029	221,149	217,762
Scientific Games International, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.98% (A), 04/14/2029	175,861	175,311
SeaWorld Parks & Entertainment, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 8.06% (A), 08/25/2028	411,481	409,424
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 4.00%, 8.98% (A), 12/14/2029 (H)	122,120	121,814
Travelport Finance SARL Term Loan, 6-Month LIBOR + 0.00%, PIK Rate 8.50%, Cash Rate 0.00%, 4.86% - 8.50% (A), 05/29/2026 (J)	708,007	437,194
Whatabrands LLC Term Loan B, 1-Month LIBOR + 3.25%, 8.27% (A), 08/03/2028	164,161	162,155

		6,183,674

Household Products - 0.0% (G)
Diamond BV Term Loan B, 3-Month LIBOR + 2.75%, 1-Month Term SOFR + 2.75%, 7.85% - 8.06% (A), 09/29/2028	271,692	271,258

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B4,
1-Month LIBOR + 3.50%, 8.51% (A), 11/06/2027	146,698	145,428
Term Loan B5,
1-Month Term SOFR + 3.50%, 8.38% (A), 11/05/2027	139,869	138,723

	Principal	Value

LOAN ASSIGNMENTS (continued)
Insurance (continued)
AmWINS Group, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 7.27% (A), 02/19/2028	$ 305,442	$ 302,464
Broadstreet Partners, Inc. Term Loan B2, 1-Month LIBOR + 3.25%, 8.27% (A), 01/27/2027	286,134	280,859
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 8.41% - 8.51% (A), 04/25/2025	462,158	461,126
3-Month Term SOFR + 4.00%, 8.73% (A), 11/10/2029	6,081	6,067
Hyperion Insurance Group Ltd. Term Loan B, 1-Month LIBOR + 3.25%, 8.31% (A), 11/12/2027	373,157	369,425
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.73% (A), 02/17/2028	424,329	418,813

		2,122,905

Internet & Catalog Retail - 0.1%
CNT Holdings I Corp.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 11.71% (A), 11/06/2028	205,369	194,074
Term Loan,
3-Month Term SOFR + 3.50%, 8.46% (A), 11/08/2027	205,892	203,722

		397,796

IT Services - 0.1%
Peraton Corp. Term Loan B, 1-Month LIBOR + 3.75%, 8.83% (A), 02/01/2028	399,839	391,557
Rackspace Technology Global, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 7.60% (A), 02/15/2028	183,941	75,109
Tempo Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.98% (A), 08/31/2028	184,061	183,793

		650,459

Life Sciences Tools & Services - 0.1%
Parexel International Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 11/15/2028	359,955	353,506

Machinery - 0.2%
Alliance Laundry Systems LLC Term Loan B, 3-Month LIBOR + 3.50%, 8.56% (A), 10/08/2027	149,228	148,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery (continued)
Chart Industries, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.77% (A), 03/15/2030	$ 69,753	$ 69,186
Circor International, Inc. Term Loan B, 1-Month LIBOR + 5.50%, 10.52% (A), 12/20/2028	150,105	149,167
Filtration Group Corp. Term Loan, 1-Month LIBOR + 3.50%, 8.52% (A), 10/21/2028	189,054	187,016
OEConnection LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.99% - 9.08% (A), 09/25/2026	372,895	367,534
Patriot Container Corp. 1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 8.83% (A), 03/20/2025	399,752	366,773

		1,287,972

Media - 0.3%
ABG Intermediate Holdings 2 LLC Term Loan B2, 3-Month Term SOFR + 4.00%, 9.41% (A), 12/21/2028	183,964	181,357
CMG Media Corp. Term Loan, 3-Month LIBOR + 3.50%, 8.66% (A), 12/17/2026	235,263	202,400
Cogeco Financing 2 LP Term Loan B, 1-Month LIBOR + 2.50%, 7.52% (A), 09/01/2028	247,542	243,107
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 7.45% (A), 04/15/2027	482,474	426,160
Dotdash Meredith, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.90% (A), 12/01/2028	151,122	138,277
Gray Television, Inc.
Term Loan D,
1-Month LIBOR + 3.00%, 7.92% (A), 12/01/2028	115,546	112,914
Term Loan E,
1-Month Term SOFR + 2.50%, 7.42% (A), 01/02/2026	73,843	72,975
Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028 (I) (K) (L) (M) (N) (O) (P)	594,723	0
Sinclair Television Group, Inc. Term Loan B4, 1-Month Term SOFR + 3.75%, 8.83% (A), 04/21/2029	248,125	207,805

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
United Talent Agency LLC Term Loan B, 3-Month Term SOFR + 4.00%, 9.11% (A), 07/07/2028	$ 370,762	$ 368,444
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 8.27% (A), 03/15/2026	292,230	290,111
3-Month Term SOFR + 4.25%, 9.15% (A), 06/24/2029	84,855	84,176
Term Loan B,
1-Month LIBOR + 3.25%, 8.27% (A), 01/31/2029	84,619	83,208

		2,410,934

Metals & Mining - 0.0% (G)
US Silica Co. Term Loan B, 1-Month Term SOFR + 4.75%, 9.72% (A), 03/25/2030	211,655	207,995

Mortgage Real Estate Investment Trusts - 0.0% (G)
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month LIBOR + 3.50%, 8.52% (A), 03/11/2028	281,754	250,761

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners LP Term Loan B, 1-Month LIBOR + 2.25%, 7.09% (A), 11/01/2026	162,274	161,851
Centurion Pipeline Co. LLC Term Loan B, Prime Rate + 2.25%, 10.25% (A), 09/29/2025	139,016	139,016
CQP Holdco LP Term Loan B, 3-Month LIBOR + 3.50%, 8.66% (A), 06/05/2028	377,971	376,837
EG America LLC Term Loan, 1-Month LIBOR + 4.00%, 8.97% (A), 02/07/2025	318,170	307,830
Medallion Midland Acquisition LLC Term Loan, 3-Month Term SOFR + 3.75%, 8.91% (A), 10/18/2028	209,453	207,097
Oryx Midstream Services Permian Basin LLC Term Loan, 1-Month Term SOFR + 3.25%, 8.19% (A), 10/05/2028	237,787	234,933
TransMontaigne Operating Co. LP Term Loan B, 1-Month LIBOR + 3.50%, 8.51% - 8.53% (A), 11/17/2028	309,985	306,401

		1,733,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.0% (G)
Vertical US Newco, Inc. Term Loan B, 6-Month LIBOR + 3.50%, 8.60% (A), 07/30/2027	$ 311,930	$ 304,229

Passenger Airlines - 0.2%
Air Canada Term Loan B, 3-Month LIBOR + 3.50%, 8.37% (A), 08/11/2028	220,027	219,237
American Airlines, Inc.
Term Loan,
3-Month LIBOR + 4.75%, 10.00% (A), 04/20/2028	280,050	281,731
Term Loan B,
6-Month Term SOFR + 2.75%, 8.15% (A), 02/15/2028	88,671	86,188
Kestrel Bidco, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 8.06% (A), 12/11/2026	438,224	414,761
Mileage Plus Holdings LLC Term Loan B, 3-Month LIBOR + 5.25%, 10.21% (A), 06/21/2027	161,053	167,434
United Airlines, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 8.77% (A), 04/21/2028	309,748	308,160

		1,477,511

Personal Care Products - 0.1%
Coty, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 7.20% (A), 04/07/2025	337,921	336,706
Sunshine Luxembourg VII SARL Term Loan B3, 3-Month LIBOR + 3.75%, 8.91% (A), 10/01/2026	296,594	293,051

		629,757

Pharmaceuticals - 0.0% (G)
Organon & Co. Term Loan, 3-Month LIBOR + 3.00%, 8.00% (A), 06/02/2028	201,902	201,398

Professional Services - 0.1%
Verscend Holding Corp. Term Loan B, 1-Month LIBOR + 4.00%, 9.02% (A), 08/27/2025	421,780	420,801

Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 7.77% (A), 08/01/2025	307,333	306,258
1-Month Term SOFR + 3.75%, 8.56% (A), 08/01/2025	59,102	58,965

	Principal	Value

LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.33% (A), 01/31/2030	$ 159,304	$ 154,823
Term Loan B,
1-Month LIBOR + 2.75%, 7.77% (A), 08/21/2025	126,296	123,644

		643,690

Semiconductors & Semiconductor Equipment - 0.0% (G)
Altar Bidco, Inc. Term Loan, 12-Month Term SOFR + 3.10%, 5.50% - 7.99% (A), 02/01/2029	161,589	157,064

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 4.50%, 9.40% (A), 09/18/2026	295,698	296,006
2nd Lien Term Loan,
3-Month Term SOFR + 6.75%, 11.65% (A), 09/17/2027	73,849	73,849
Barracuda Networks, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 9.55% (A), 08/15/2029	338,646	328,157
CDK Global, Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 9.15% (A), 07/06/2029	426,740	426,029
Comet Acquisition, Inc. Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 10/24/2025	230,342	224,583
Corel Corp. Term Loan, 3-Month LIBOR + 5.00%, 9.99% (A), 07/02/2026	403,524	375,025
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month Term SOFR + 7.75%, 12.91% (A), 12/29/2028	66,316	34,705
Term Loan,
3-Month Term SOFR + 3.75%, 8.91% (A), 12/29/2027	164,344	124,244
DCert Buyer, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 11.70% (A), 02/19/2029	101,488	93,496
Term Loan B,
3-Month Term SOFR + 4.00%, 8.70% (A), 10/16/2026	398,909	395,134
Epicor Software Corp.
2nd Lien Term Loan,
1-Month Term SOFR + 7.75%, 12.83% (A), 07/31/2028	59,907	59,595
Term Loan,
1-Month LIBOR + 3.25%, 8.27% (A), 07/30/2027	289,717	285,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Greeneden US Holdings II LLC Term Loan B4, 1-Month LIBOR + 4.00%, 9.02% (A), 12/01/2027	$ 594,615	$ 588,032
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.82% (A), 03/11/2028	319,638	311,647
ION Trading Finance Ltd. Term Loan, 3-Month LIBOR + 4.75%, 9.91% (A), 04/03/2028	360,653	347,879
McAfee LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.65% (A), 03/01/2029	588,042	553,249
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 11.77% (A), 12/17/2029	111,064	64,556
Term Loan,
1-Month LIBOR + 4.00%, 9.02% (A), 12/18/2028	201,260	172,580
Mitnick Corporate Purchaser, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 9.90% (A), 05/02/2029	102,498	98,783
NCR Corp. Term Loan, 3-Month LIBOR + 2.50%, 7.78% (A), 08/28/2026	170,194	167,727
Project Boost Purchaser LLC Term Loan B, 1-Month LIBOR + 3.50%, 8.52% (A), 06/01/2026	317,890	315,572
Proofpoint, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 8.27% (A), 08/31/2028	340,335	332,772
RealPage, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 8.02% (A), 04/24/2028	336,190	326,188
Sophia LP Term Loan B, 1-Month Term SOFR + 4.25%, 9.23% (A), 10/07/2027	436,966	433,143
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month Term SOFR + 5.25%, 10.23% (A), 05/03/2027	63,678	61,077
Term Loan,
3-Month Term SOFR + 3.25%, 8.27% (A), 05/04/2026	77,940	75,858
Term Loan B,
3-Month Term SOFR + 3.75%, 8.90% (A), 05/04/2026	322,348	316,362

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
VS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.90% (A), 02/28/2027	$ 207,310	$ 204,071

		7,086,233

Specialty Retail - 0.1%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.43%, 7.30% (A), 04/13/2028	60,991	60,823
Term Loan B3,
3-Month LIBOR + 2.25%, 7.56% (A), 10/30/2026	149,034	148,661
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.41% (A), 03/03/2028	292,226	287,752
Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.29% - 8.48% (A), 04/17/2028	153,357	147,845

		645,081

Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Term Loan B, 3-Month LIBOR + 3.25%, 8.06% (A), 04/28/2028	335,647	332,641
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.10% (A), 12/15/2026	432,017	405,016

		737,657

Transportation Infrastructure - 0.0% (G)
KKR Apple Bidco LLC
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 10.77% (A), 09/21/2029	32,722	32,068
Term Loan,
1-Month LIBOR + 2.75%, 7.77% (A), 09/23/2028	194,612	191,895

		223,963

Wireless Telecommunication Services - 0.2%
Altice France SA Term Loan B14, 2-Month Term SOFR + 5.50%, 10.49% (A), 08/15/2028	752,675	708,925
CCI Buyer, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.90% (A), 12/17/2027	433,693	425,922
Eagle Broadband Investments LLC Term Loan, 3-Month LIBOR + 3.00%, 8.19% (A), 11/12/2027	233,271	224,426

		1,359,273

Total Loan Assignments (Cost $55,713,284)		53,760,449

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury - 25.9%
U.S. Treasury Bonds
3.88%, 02/15/2043	$ 13,000,000	$ 13,121,875
4.00%, 11/15/2042 - 11/15/2052	783,000	806,363
U.S. Treasury Notes
0.25%, 05/15/2024 - 06/15/2024	51,000,000	48,587,734
1.38%, 11/15/2031 (E)	3,191,000	2,707,738
1.88%, 02/15/2032	44,000	38,811
2.00%, 04/30/2024 - 05/31/2024	50,000,000	48,568,359
2.25%, 04/30/2024	25,000,000	24,364,258
2.50%, 04/30/2024 - 05/15/2024	40,000,000	39,076,758
3.50%, 02/15/2033	39,000	39,158
3.88%, 12/31/2029	1,100,000	1,122,559
4.00%, 02/29/2028	5,000,000	5,100,000
4.13%, 11/15/2032	30,000	31,603
4.63%, 02/28/2025 - 03/15/2026	5,039,000	5,078,754

Total U.S. Government Obligations (Cost $192,070,653)		188,643,970

	Shares	Value
COMMON STOCKS - 0.4%
Energy Equipment & Services - 0.4%
Hi-Crush, Inc. (K) (M) (N) (P)	78	2,829,450

Machinery - 0.0% (G)
Ameriforge Group, Inc. (K) (L) (M) (N) (P)	2,679	0

Total Common Stocks (Cost $560,060)		2,829,450

PREFERRED STOCK - 0.2%
Banks - 0.2%
Customers Bancorp, Inc., 5.38%	79,110	1,526,032

Total Preferred Stock (Cost $1,977,750)		1,526,032

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Mongolia - 0.2%
Mongolia Government International Bond 5.63% (Q), 05/01/2023 (C)	$1,300,000	1,300,000

Total Short-Term Foreign Government Obligations (Cost $1,299,512)		1,300,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bills
3.71% (Q), 05/04/2023	$ 1,300,000	$ 1,299,551
4.20% (Q), 05/23/2023 (E)	25,000,000	24,936,769
4.60% (Q), 09/14/2023 (E)	15,000,000	14,727,150
4.68% (Q), 06/29/2023	30,000,000	29,759,517
4.75% (Q), 09/21/2023	25,000,000	24,524,550
4.76% (Q), 07/25/2023 (E)	25,000,000	24,711,354
5.01% (Q), 08/17/2023	2,500,000	2,462,854
5.15% (Q), 09/07/2023	300,000	294,796
5.18% (Q), 08/15/2023	850,000	837,551

Total Short-Term U.S. Government Obligations (Cost $123,598,400)		123,554,092

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 4.2%
Money Market Fund - 4.2%
State Street Institutional U.S. Government Money Market Fund, 4.45% (Q)	30,963,066	30,963,066

Total Short-Term Investment Company (Cost $30,963,066)		30,963,066

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (Q)	28,095,591	28,095,591

Total Other Investment Company (Cost $28,095,591)		28,095,591

Total Investments (Cost $733,769,848)		717,821,446
Net Other Assets (Liabilities) - 1.4%		9,989,065

Net Assets - 100.0%		$727,810,511

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro BOBL	(90)	06/08/2023	$(11,661,523)	$(11,699,208)	$—	$(37,685)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/20/2023	USD	20,915,859	EUR	19,000,000	$—	$(115,655)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$87,531,670	$—	$87,531,670
Corporate Debt Securities	—	196,430,827	—	196,430,827
Foreign Government Obligations	—	3,186,299	—	3,186,299
Loan Assignments	—	53,760,449	0	53,760,449
U.S. Government Obligations	—	188,643,970	—	188,643,970
Common Stocks	—	—	2,829,450	2,829,450
Preferred Stock	1,526,032	—	—	1,526,032
Short-Term Foreign Government Obligations	—	1,300,000	—	1,300,000
Short-Term U.S. Government Obligations	—	123,554,092	—	123,554,092
Short-Term Investment Company	30,963,066	—	—	30,963,066
Other Investment Company	28,095,591	—	—	28,095,591

Total Investments	$60,584,689	$654,407,307	$2,829,450	$717,821,446

LIABILITIES
Other Financial Instruments
Futures Contracts (T)	$(37,685)	$—	$—	$(37,685)
Forward Foreign Currency Contracts (T)	—	(115,655)	—	(115,655)

Total Other Financial Instruments	$(37,685)	$(115,655)	$—	$(153,340)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the total value of 144A securities is $128,865,865, representing 17.7% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the total value of Regulation S securities is $81,870,662, representing 11.2% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $54,016,993, collateralized by cash collateral of $28,095,591 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $27,033,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2023, the total value of such securities is $74,983, representing less than 0.1% of the Fund’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	All or a portion of the security represents unsettled loan commitments at April 30, 2023 where the rate will be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Restricted securities. At April 30, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028	04/06/2021	$103,474	$0	0.0%

Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	473,091	2,829,450	0.4

Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0

Total			$667,833	$2,829,450	0.4%

(L)	Securities deemed worthless.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2023, the total value of securities is $2,829,450, representing 0.4% of the Fund’s net assets.
(N)	Non-income producing securities.
(O)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2023, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(P)	Securities are Level 3 of the fair value hierarchy.
(Q)	Rates disclosed reflect the yields at April 30, 2023.
(R)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.1%
Raytheon Technologies Corp.	211,142	$21,093,086

Automobiles - 1.3%
Tesla, Inc. (A)	149,898	24,629,740

Beverages - 3.6%
Brown-Forman Corp., Class B	206,550	13,444,340
Constellation Brands, Inc., Class A	108,600	24,920,442
Monster Beverage Corp. (A)	497,804	27,877,024

		66,241,806

Biotechnology - 2.6%
Regeneron Pharmaceuticals, Inc. (A)	19,326	15,495,393
United Therapeutics Corp. (A)	32,390	7,453,911
Vertex Pharmaceuticals, Inc. (A)	75,909	25,864,474

		48,813,778

Broadline Retail - 5.4%
Amazon.com, Inc. (A)	946,553	99,814,014

Building Products - 2.0%
Builders FirstSource, Inc. (A)	100,999	9,571,675
Fortune Brands Innovations, Inc.	160,665	10,393,419
Johnson Controls International PLC	288,432	17,259,771

		37,224,865

Capital Markets - 1.7%
Ares Management Corp., Class A	153,149	13,414,321
Morgan Stanley	203,900	18,344,883

		31,759,204

Chemicals - 1.6%
Albemarle Corp.	45,424	8,424,335
Sherwin-Williams Co.	87,848	20,867,414

		29,291,749

Consumer Finance - 0.8%
American Express Co.	93,435	15,074,803

Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp., Class A	346,879	26,178,958
CDW Corp.	121,405	20,589,074
Jabil, Inc.	234,277	18,308,748

		65,076,780

Energy Equipment & Services - 0.4%
Schlumberger NV	165,514	8,168,116

Entertainment - 1.0%
Walt Disney Co. (A)	178,308	18,276,570

Financial Services - 5.9%
Block, Inc. (A)	150,340	9,139,169
FleetCor Technologies, Inc. (A)	95,513	20,432,141
Mastercard, Inc., Class A	167,265	63,565,718
S&P Global, Inc.	47,471	17,212,035

		110,349,063

Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (A)	32,467	10,561,515
Dexcom, Inc. (A)	107,225	13,010,682
Edwards Lifesciences Corp. (A)	184,280	16,212,954
Teleflex, Inc.	44,306	12,074,271

		51,859,422

Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	112,493	55,356,680

Health Care Technology - 0.8%
Veeva Systems, Inc., Class A (A)	83,941	15,032,154

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc., Class A (A)	133,326	$ 15,955,122
Chipotle Mexican Grill, Inc. (A)	14,513	30,007,369

		45,962,491

Industrial REITs - 0.9%
Prologis, Inc.	136,898	17,146,475

Insurance - 0.9%
Arch Capital Group Ltd. (A)	225,636	16,938,495

Interactive Media & Services - 6.9%
Alphabet, Inc., Class A (A)	819,417	87,956,221
Meta Platforms, Inc., Class A (A)	129,422	31,102,695
ZoomInfo Technologies, Inc. (A)	436,325	9,559,881

		128,618,797

IT Services - 0.7%
GoDaddy, Inc., Class A (A)	167,181	12,652,258

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	45,756	25,390,004

Machinery - 3.8%
Deere & Co.	81,932	30,971,934
Ingersoll Rand, Inc.	317,942	18,129,053
Nordson Corp.	103,609	22,411,663

		71,512,650

Oil, Gas & Consumable Fuels - 0.8%
Pioneer Natural Resources Co.	72,555	15,784,340

Personal Care Products - 1.5%
Estee Lauder Cos., Inc., Class A	116,539	28,752,502

Pharmaceuticals - 2.5%
Eli Lilly & Co.	116,204	46,000,515

Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (A)	303,239	27,100,469
KLA Corp.	54,279	20,981,005
Marvell Technology, Inc.	237,884	9,391,660
NVIDIA Corp.	203,464	56,459,225
SolarEdge Technologies, Inc. (A)	38,004	10,855,083
Texas Instruments, Inc.	200,934	33,596,165

		158,383,607

Software - 16.9%
Cadence Design Systems, Inc. (A)	81,376	17,044,203
HubSpot, Inc. (A)	21,297	8,964,972
Microsoft Corp.	584,121	179,477,019
Palo Alto Networks, Inc. (A)	125,187	22,841,620
Paycom Software, Inc. (A)	51,946	15,083,560
Salesforce, Inc. (A)	88,681	17,591,650
ServiceNow, Inc. (A)	68,155	31,311,770
Workday, Inc., Class A (A)	127,045	23,648,156

		315,962,950

Specialty Retail - 1.4%
TJX Cos., Inc.	327,974	25,850,911

Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	1,025,674	174,036,364

Textiles, Apparel & Luxury Goods - 3.6%
Lululemon Athletica, Inc. (A)	77,263	29,354,532
NIKE, Inc., Class B	302,398	38,319,874

		67,674,406

Total Common Stocks (Cost $1,170,933,953)		1,848,728,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.10% (B), dated 04/28/2023, to be repurchased at $19,214,485 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2025, and with a value of $19,595,388.	$19,211,123	$ 19,211,123

Total Repurchase Agreement (Cost $19,211,123)		19,211,123

Total Investments (Cost $1,190,145,076)		1,867,939,718
Net Other Assets (Liabilities) - (0.1)%		(1,990,578)

Net Assets - 100.0%		$1,865,949,140

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,848,728,595	$—	$—	$1,848,728,595
Repurchase Agreement	—	19,211,123	—	19,211,123

Total Investments	$1,848,728,595	$19,211,123	$—	$1,867,939,718

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2023

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Core Bond	Transamerica Emerging Markets Debt
Assets:
Investments, at value (A) (B)	$113,567,572	$1,568,054,374	$1,324,479,805	$3,001,550,503	$271,891,758
Repurchase agreements, at value (C)	—	40,870,446	53,720,871	55,783,386	20,622,817
Cash	806,537	42,182	—	—	536,196
Cash collateral pledged at broker for:
TBA commitments	—	1,282,000	—	11,984,721	—
Centrally cleared swap agreements	—	115	—	—	—
OTC derivatives (E)	—	19	—	—	830,000
Futures contracts	124,000	6,500	—	—	—
Foreign currency, at value (D)	—	—	1,072	—	1,318,409
Receivables and other assets:
Investments sold	212,525	1,490,469	1,777,417	2,532,611	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	1,237,500	—	—	—
Net income from securities lending	465	8,544	94,478	14,623	3,375
Shares of beneficial interest sold	—	33,697,787	1,670,653	57,405	175,233
Dividends	37,902	—	—	—	—
Interest	264,482	12,987,291	9,401	16,037,562	4,575,949
Tax reclaims	2,172	—	28,860	—	85,016
Due from distributor	32,677	—	—	—	—
Variation margin receivable on futures contracts	1,820	1,933	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	177,939
Prepaid expenses	392	4,968	3,288	11,668	884
Total assets	115,050,544	1,659,684,128	1,381,785,845	3,087,972,479	300,217,576

Liabilities:
Cash collateral received upon return of:
Securities on loan	924,125	11,792,365	42,430,148	15,483,955	10,108,937
Cash collateral at broker for:
TBA commitments	—	—	—	1,334,000	—
OTC derivatives (E)	—	—	1,110,000	—	200,000
Payables and other liabilities:
Investments purchased	432,780	35,204,547	636,917	27,028,548	3,994,761
When-issued, delayed-delivery, forward and TBA commitments purchased	9,006,775	69,935,439	—	540,519,865	—
Dividends and/or distributions	—	378,828	—	—	—
Shares of beneficial interest redeemed	13,369	1,197,497	2,633,189	1,158,038	73,974
Foreign capital gains tax	—	—	—	—	29,271
Due to custodian	—	—	—	926,005	—
Investment management fees	38,261	385,253	704,475	713,395	136,236
Distribution and service fees	22,372	48,996	183,106	29,551	2,918
Transfer agent fees	349	98,668	181,114	14,322	17,455
Trustees, CCO and deferred compensation fees	264	2,458	6,882	4,631	291
Audit and tax fees	17,829	18,840	15,702	11,165	24,516
Custody fees	3,104	36,818	63,661	48,730	35,228
Legal fees	1,178	15,115	48,538	19,894	3,527
Printing and shareholder reports fees	631	31,572	135,611	7,942	8,795
Registration fees	3,177	6,737	4,082	462	16,049
Other accrued expenses	4,641	17,334	27,469	17,138	6,829
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	37,484
Total liabilities	10,468,855	119,170,467	48,180,894	587,317,641	14,696,271
Net assets	$104,581,689	$1,540,513,661	$1,333,604,951	$2,500,654,838	$285,521,305

Net assets consist of:
Paid-in capital	$86,606,792	$1,735,299,984	$2,482,665,827	$2,692,395,813	$448,909,879
Total distributable earnings (accumulated losses)	17,974,897	(194,786,323)	(1,149,060,876)	(191,740,975)	(163,388,574)
Net assets	$104,581,689	$1,540,513,661	$1,333,604,951	$2,500,654,838	$285,521,305

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Balanced II	Transamerica Bond		Transamerica Capital Growth	Transamerica Core Bond	Transamerica Emerging Markets Debt
Net assets by class:
Class A	$—	$108,900,651		$348,001,130	$93,122	$7,346,913
Class C	—	36,387,555		139,846,771	220,387	1,990,650
Class I	—	801,828,727		795,214,999	41,297	175,030,416
Class I2	—	506,714,432		28,293,190	2,106,042,289	79,637,841
Class I3	45,755,534	—		—	260,619,355	—
Class R	58,826,155	143,045		5,778	22,704,522	—
Class R4	—	—		—	107,881,250	—
Class R6	—	86,539,251		22,243,083	3,052,616	21,515,485
Shares outstanding (unlimited shares, no par value):
Class A	—	13,354,292		18,420,777	10,598	837,470
Class C	—	4,493,679		10,974,179	25,149	228,188
Class I	—	98,106,679		38,738,438	4,711	19,876,331
Class I2	—	61,981,218		4,871,038	240,239,319	9,059,163
Class I3	4,161,926	—		—	29,678,105	—
Class R	5,349,242	17,541		306	2,580,537	—
Class R4	—	—		—	12,276,496	—
Class R6	—	10,597,147		3,827,539	347,564	2,441,789
Net asset value per share: (F)
Class A	$—	$8.15		$18.89	$8.79	$8.77
Class C	—	8.10		12.74	8.76	8.72
Class I	—	8.17		20.53	8.77	8.81
Class I2	—	8.18		5.81	8.77	8.79
Class I3	10.99	—		—	8.78	—
Class R	11.00	8.16	(G)	18.88	8.80	—
Class R4	—	—		—	8.79	—
Class R6	—	8.17		5.81	8.78	8.81
Maximum offering price per share: (H)
Class A	$—	$8.56		$19.99	$9.23	$9.21

(A) Investments, at cost	$95,913,170	$1,686,041,076		$1,881,515,234	$3,098,669,940	$289,428,247
(B) Securities on loan, at value	$1,735,734	$31,980,987		$103,131,786	$143,284,511	$9,826,550
(C) Repurchase agreements, at cost	$—	$40,870,446		$53,720,871	$55,783,386	$20,622,817
(D) Foreign currency, at cost	$—	$—		$1,065	$—	$1,319,712

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(H)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Emerging Markets Opportunities	Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Yield Bond
Assets:
Investments, at value (A) (B)	$845,098,783	$137,480,511	$177,753,292	$219,846,363	$1,275,206,406
Repurchase agreements, at value (C)	—	5,510,856	1,355,779	292,939,069	37,503,613
Cash	40,450,558	74,765	733,179	—	—
Cash collateral pledged at broker for:
Futures contracts	1,017,178	—	—	—	—
Foreign currency, at value (D)	4,313,892	4,066	—	—	—
Receivables and other assets:
Investments sold	7,281,099	514,300	418,237	—	3,795,612
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	4,197,442	—	—
Net income from securities lending	16,384	1,743	508	—	121,474
Shares of beneficial interest sold	400	22,805	363,440	2,011,972	5,736,539
Dividends	1,464,089	314,959	—	—	—
Interest	—	777	843,165	1,214,112	18,665,965
Tax reclaims	97,151	—	—	—	—
Due from distributor	—	—	—	—	658
Variation margin receivable on futures contracts	173,143	—	—	—	—
Prepaid expenses	3,701	478	499	1,819	3,657
Total assets	899,916,378	143,925,260	185,665,541	516,013,335	1,341,033,924

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,833,091	5,629,883	—	—	129,130,553
Payables and other liabilities:
Investments purchased	4,677,899	—	219	12,500,000	—
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	—	18,427,968
Dividends and/or distributions	—	—	2,123	1,485	21,891
Shares of beneficial interest redeemed	13,452	106,606	383,339	—	1,200,924
Foreign capital gains tax	567,452	—	—	—	—
Due to custodian	—	—	—	—	1,005,603
Money market waiver due to investment manager	—	—	—	35	—
Investment management fees	588,394	90,516	57,893	96,517	459,964
Distribution and service fees	—	10,056	14,743	232,740	32,867
Transfer agent fees	6,084	8,034	11,146	24,604	59,877
Trustees, CCO and deferred compensation fees	1,922	409	881	1,868	3,133
Audit and tax fees	4,264	18,089	22,496	9,944	21,245
Custody fees	128,576	1,494	66,253	27,646	61,273
Legal fees	10,897	1,689	6,094	6,770	21,999
Printing and shareholder reports fees	6,304	4,117	3,674	732	11,884
Registration fees	124	1,772	6,138	2,474	4,252
Other accrued expenses	15,492	2,252	5,611	11,697	22,476
Unrealized depreciation on unfunded commitments	—	—	8,563	—	—
Total liabilities	7,853,951	5,874,917	589,173	12,916,512	150,485,909
Net assets	$892,062,427	$138,050,343	$185,076,368	$503,096,823	$1,190,548,015

Net assets consist of:
Paid-in capital	$1,207,803,042	$279,923,002	$241,108,541	$503,097,749	$1,449,597,628
Total distributable earnings (accumulated losses)	(315,740,615)	(141,872,659)	(56,032,173)	(926)	(259,049,613)
Net assets	$892,062,427	$138,050,343	$185,076,368	$503,096,823	$1,190,548,015

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Emerging Markets Opportunities	Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Yield Bond
Net assets by class:
Class A	$—	$29,301,177	$14,318,024	$222,645,660	$67,733,612
Class C	—	5,349,363	15,715,675	7,126,551	8,131,588
Class I	6,042,400	46,469,333	101,456,432	27,837,237	573,109,121
Class I2	830,924,643	56,930,470	53,586,237	2,825,770	262,571,114
Class I3	—	—	—	70,257,523	154,123,637
Class R	—	—	—	—	17,656,231
Class R2	—	—	—	114,176,298	—
Class R4	—	—	—	58,227,784	41,085,006
Class R6	55,095,384	—	—	—	66,137,706
Shares outstanding (unlimited shares, no par value):
Class A	—	4,364,810	1,593,619	222,655,292	8,704,622
Class C	—	797,813	1,747,981	7,123,388	1,046,196
Class I	798,809	6,928,648	11,349,895	27,839,595	72,853,350
Class I2	109,713,697	8,482,958	5,966,400	2,825,350	33,285,248
Class I3	—	—	—	70,270,979	19,546,351
Class R	—	—	—	—	2,239,049
Class R2	—	—	—	114,171,231	—
Class R4	—	—	—	58,229,894	5,205,188
Class R6	7,228,795	—	—	—	8,387,467
Net asset value per share: (E)
Class A	$—	$6.71	$8.98	$1.00	$7.78
Class C	—	6.71	8.99	1.00	7.77
Class I	7.56	6.71	8.94	1.00	7.87
Class I2	7.57	6.71	8.98	1.00	7.89
Class I3	—	—	—	1.00	7.89
Class R	—	—	—	—	7.89
Class R2	—	—	—	1.00	—
Class R4	—	—	—	1.00	7.89
Class R6	7.62	—	—	—	7.89
Maximum offering price per share: (F)
Class A	$—	$7.10	$9.43	$1.00	$8.17
Class R2	$—	$—	$—	$1.00	$—

(A) Investments, at cost	$983,632,285	$108,217,371	$190,584,489	$219,846,363	$1,443,315,998
(B) Securities on loan, at value	$17,131,186	$5,636,425	$—	$—	$130,768,029
(C) Repurchase agreements, at cost	$—	$5,510,856	$1,355,779	$292,939,069	$37,503,613
(D) Foreign currency, at cost	$4,190,852	$4,062	$—	$—	$—

(E)

Net asset value per share for Class C, I, I2, I3, R, R2, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Muni
Assets:
Investments, at value (A) (B)	$37,198,413	$98,893,220	$136,449,430	$78,407,358	$1,304,035,260
Repurchase agreements, at value (C)	—	2,252,179	—	—	34,651,440
Cash	1,708,671	—	—	—	—
Foreign currency, at value (D)	—	—	672	18,875	—
Receivables and other assets:
Investments sold	—	—	—	—	1,948,414
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	—	385,417
Net income from securities lending	4,361	—	242	200	—
Shares of beneficial interest sold	—	304,287	37,992	3,820	2,016,152
Interest	500,385	1,763,430	522,017	247,103	17,661,249
Tax reclaims	2,692	—	—	—	—
Due from investment manager	—	—	—	—	27,505
Unrealized appreciation on forward foreign currency contracts	—	—	920,024	279,800	—
Prepaid expenses	175	299	521	275	3,621
Total assets	39,414,697	103,213,415	137,930,898	78,957,431	1,360,729,058

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,786,903	—	264,668	749,835	—
Payables and other liabilities:
Investments purchased	40,457	—	—	—	—
When-issued, delayed-delivery, forward and TBA commitments purchased	360,240	1,250,010	—	—	7,891,919
Dividends and/or distributions	—	4,096	—	—	230,146
Shares of beneficial interest redeemed	—	233,280	6,797	1,204	2,391,977
Due to custodian	—	—	—	—	355,932
Investment management fees	5,355	34,689	34,416	8,507	343,470
Distribution and service fees	—	9,901	869	2,953	89,808
Transfer agent fees	286	12,031	1,703	410	107,845
Trustees, CCO and deferred compensation fees	76	489	287	275	5,437
Audit and tax fees	18,352	21,311	20,031	18,917	25,441
Custody fees	3,124	10,574	7,924	3,636	99,014
Legal fees	287	2,074	1,418	1,000	29,559
Printing and shareholder reports fees	234	2,731	722	75	31,615
Registration fees	10,374	11,290	2,933	746	5,621
Affiliated fund fees	—	—	—	—	6,524
Other accrued expenses	4,132	2,457	5,078	2,025	24,196
Unrealized depreciation on forward foreign currency contracts	—	—	216,359	48,282	—
Total liabilities	3,229,820	1,594,933	563,205	837,865	11,638,504
Net assets	$36,184,877	$101,618,482	$137,367,693	$78,119,566	$1,349,090,554

Net assets consist of:
Paid-in capital	$38,794,959	$133,942,490	$149,028,840	$88,016,475	$1,578,703,205
Total distributable earnings (accumulated losses)	(2,610,082)	(32,324,008)	(11,661,147)	(9,896,909)	(229,612,651)
Net assets	$36,184,877	$101,618,482	$137,367,693	$78,119,566	$1,349,090,554

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Muni
Net assets by class:
Class A	$—	$16,127,399	$2,098,605	$—	$174,929,788
Class C	—	8,784,131	604,853	—	72,102,420
Class I	1,077,154	76,696,182	7,732,364	—	1,102,047,683
Class I2	35,097,499	10,770	126,780,478	—	10,663
Class I3	—	—	—	70,016,593	—
Class R	—	—	—	7,196,739	—
Class R4	—	—	—	906,234	—
Class R6	10,224	—	151,393	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	1,597,112	218,664	—	16,478,705
Class C	—	869,387	64,765	—	6,804,184
Class I	123,766	7,610,699	799,251	—	103,431,688
Class I2	4,017,342	1,066	13,068,016	—	1,000
Class I3	—	—	—	7,412,719	—
Class R	—	—	—	761,247	—
Class R4	—	—	—	95,732	—
Class R6	1,170	—	15,599	—	—
Net asset value per share: (E)
Class A	$—	$10.10	$9.60	$—	$10.62
Class C	—	10.10	9.34	—	10.60
Class I	8.70	10.08	9.67	—	10.65
Class I2	8.74	10.10	9.70	—	10.66
Class I3	—	—	—	9.45	—
Class R	—	—	—	9.45	—
Class R4	—	—	—	9.47	—
Class R6	8.74	—	9.71	—	—
Maximum offering price per share: (F)
Class A	$—	$10.44	$10.08	$—	$10.98

(A) Investments, at cost	$39,058,494	$115,879,792	$145,758,671	$83,360,209	$1,380,027,652
(B) Securities on loan, at value	$2,853,392	$—	$2,061,810	$1,208,568	$—
(C) Repurchase agreements, at cost	$—	$2,252,179	$—	$—	$34,651,440
(D) Foreign currency, at cost	$—	$—	$672	$19,055	$—

(E)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica International Sustainable Equity
Assets:
Investments, at value (A) (B)	$4,781,618,655	$932,924,625	$630,751,243	$178,234,270	$4,934,610
Repurchase agreements, at value (C)	19,666,791	10,344,522	1,957,047	—	—
Cash	—	—	—	3,739,069	195,632
Foreign currency, at value (D)	—	11,365,937	1,234	10,743	478
Receivables and other assets:
Investments sold	8,472,278	4,143,587	—	—	—
Net income from securities lending	191,933	83,311	11,187	9,170	—
Shares of beneficial interest sold	7,137,925	653	152,574	1,280	—
Dividends	31,629,416	4,635,439	4,000,146	761,871	11,676
Interest	3,442	1,810	342	—	—
Tax reclaims	22,789,879	2,678,616	1,659,799	364,173	565
Due from investment manager	—	—	—	—	6,718
Prepaid expenses	19,056	3,716	2,701	848	—
Total assets	4,871,529,375	966,182,216	638,536,273	183,121,424	5,149,679

Liabilities:
Cash collateral received upon return of:
Securities on loan	140,945,903	38,761,539	14,558,552	8,030,529	—
Payables and other liabilities:
Investments purchased	5,765,168	1,213,862	—	—	—
Shares of beneficial interest redeemed	2,595,774	24,936	102,517	10,856	—
Investment management fees	2,527,873	597,740	491,527	94,201	—
Distribution and service fees	56,270	112	—	194	2
Transfer agent fees	326,342	5,988	24,073	1,132	29
Trustees, CCO and deferred compensation fees	8,468	1,530	1,042	294	20
Audit and tax fees	16,082	7,806	11,882	10,356	3,307
Custody fees	136,507	55,502	27,414	397	185
Legal fees	51,991	11,871	6,931	1,661	34
Printing and shareholder reports fees	58,498	5,450	6,017	757	22
Registration fees	6,478	2,561	1,279	8,866	2,610
Other accrued expenses	52,198	16,736	11,756	3,025	454
Total liabilities	152,547,552	40,705,633	15,242,990	8,162,268	6,663
Net assets	$4,718,981,823	$925,476,583	$623,293,283	$174,959,156	$5,143,016

Net assets consist of:
Paid-in capital	$4,179,834,104	$765,083,006	$558,380,819	$153,506,133	$5,000,000
Total distributable earnings (accumulated losses)	539,147,719	160,393,577	64,912,464	21,453,023	143,016
Net assets	$4,718,981,823	$925,476,583	$623,293,283	$174,959,156	$5,143,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica International Sustainable Equity
Net assets by class:
Class A	$163,527,339	$583,523	$—	$1,067,103	$10,283
Class C	19,200,689	—	—	—	—
Class I	2,849,697,350	96,667	275,542,554	675,722	—
Class I2	1,026,244,176	911,652,870	347,750,729	159,347,065	—
Class I3	134,583,517	—	—	—	—
Class R	23,594,529	—	—	—	—
Class R4	5,956,722	—	—	—	—
Class R6	496,177,501	13,143,523	—	13,869,266	5,132,733
Shares outstanding (unlimited shares, no par value):
Class A	8,324,931	71,846	—	102,038	1,000
Class C	991,153	—	—	—	—
Class I	143,386,547	11,831	19,880,108	64,404	—
Class I2	51,565,145	112,089,181	25,036,472	15,177,687	—
Class I3	6,712,548	—	—	—	—
Class R	1,173,275	—	—	—	—
Class R4	296,291	—	—	—	—
Class R6	24,665,259	1,608,855	—	1,321,695	499,000
Net asset value per share: (E)
Class A	$19.64	$8.12	$—	$10.46	$10.28
Class C	19.37	—	—	—	—
Class I	19.87	8.17	13.86	10.49	—
Class I2	19.90	8.13	13.89	10.50	—
Class I3	20.05	—	—	—	—
Class R	20.11	—	—	—	—
Class R4	20.10	—	—	—	—
Class R6	20.12	8.17	—	10.49	10.29
Maximum offering price per share: (F)
Class A	$20.78	$8.59	$—	$11.07	$10.88

(A) Investments, at cost	$4,097,513,460	$782,341,833	$551,253,472	$157,272,936	$4,802,512
(B) Securities on loan, at value	$152,909,027	$68,290,774	$24,411,188	$12,947,362	$—
(C) Repurchase agreements, at cost	$19,666,791	$10,344,522	$1,957,047	$—	$—
(D) Foreign currency, at cost	$—	$11,369,243	$1,232	$10,649	$477

(E)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core ESG	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Long Credit
Assets:
Investments, at value (A) (B)	$1,590,977,377	$169,270,598	$397,504,816	$322,536,160	$9,903,432
Repurchase agreements, at value (C)	33,906,363	—	—	—	—
Cash	261,707	406,872	12,526,470	515,436	134,753
Foreign currency, at value (D)	—	—	1,653	—	—
Receivables and other assets:
Investments sold	—	—	4,515,505	28,195,848	—
Net income from securities lending	—	557	8,887	5,269	18
Shares of beneficial interest sold	310,226	1,152	7,954	925,168	—
Dividends	1,821,240	132,075	50,255	450,131	—
Interest	5,934	—	—	—	117,608
Due from investment manager	—	32,988	—	—	7,559
Prepaid expenses	7,431	642	1,062	1,306	—
Total assets	1,627,290,278	169,844,884	414,616,602	352,629,318	10,163,370

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	2,081,921	3,654,989	2,017,285	59,915
Cash collateral at broker for:
Centrally cleared swap agreements	—	—	80,000	—	—
OTC derivatives (E)	—	—	140,000	—	—
Payables and other liabilities:
Investments purchased	—	—	4,092,966	27,851,982	58,899
Shares of beneficial interest redeemed	241,053	442,491	184,328	16,894	—
Investment management fees	735,323	—	205,869	107,323	—
Distribution and service fees	28,885	20,405	37,781	24,873	2
Transfer agent fees	25,354	731	1,998	1,574	807
Trustees, CCO and deferred compensation fees	4,955	423	1,718	789	39
Audit and tax fees	11,834	10,946	13,282	10,038	5,800
Custody fees	51,172	7,018	9,595	10,195	472
Legal fees	22,945	1,865	13,277	3,715	62
Printing and shareholder reports fees	907	1,246	2,447	1,333	64
Registration fees	4,815	1,864	106	1,255	2,610
Other accrued expenses	26,985	5,480	8,317	8,521	74
Total liabilities	1,154,228	2,574,390	8,446,673	30,055,777	128,744
Net assets	$1,626,136,050	$167,270,494	$406,169,929	$322,573,541	$10,034,626

Net assets consist of:
Paid-in capital	$1,322,502,603	$129,476,477	$389,410,699	$303,201,961	$10,031,673
Total distributable earnings (accumulated losses)	303,633,447	37,794,017	16,759,230	19,371,580	2,953
Net assets	$1,626,136,050	$167,270,494	$406,169,929	$322,573,541	$10,034,626

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core ESG	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Long Credit
Net assets by class:
Class A	$80,747,763	$10,459	$—	$—	$10,032
Class C	17,554,754	—	—	—	—
Class I	106,770,634	—	—	—	10,024,594
Class I2	1,378,802,085	—	—	—	—
Class I3	—	112,290,326	304,806,534	253,424,202	—
Class R	—	52,654,136	92,521,547	60,190,670	—
Class R4	—	2,305,106	8,052,629	8,958,669	—
Class R6	42,260,814	10,467	789,219	—	—
Shares outstanding (unlimited shares, no par value):
Class A	6,477,334	1,003	—	—	1,003
Class C	1,419,696	—	—	—	—
Class I	8,475,817	—	—	—	1,002,164
Class I2	109,836,094	—	—	—	—
Class I3	—	10,788,120	33,126,318	27,884,575	—
Class R	—	5,053,938	10,408,100	6,611,420	—
Class R4	—	221,367	886,539	983,805	—
Class R6	3,366,192	1,003	85,893	—	—
Net asset value per share: (F)
Class A	$12.47	$10.43	$—	$—	$10.00
Class C	12.37	—	—	—	—
Class I	12.60	—	—	—	10.00
Class I2	12.55	—	—	—	—
Class I3	—	10.41	9.20	9.09	—
Class R	—	10.42	8.89	9.10	—
Class R4	—	10.41	9.08	9.11	—
Class R6	12.55	10.44	9.19	—	—
Maximum offering price per share: (G)
Class A	$13.20	$11.04	$—	$—	$10.50

(A) Investments, at cost	$1,319,313,729	$137,202,457	$367,155,064	$303,030,952	$9,910,199
(B) Securities on loan, at value	$—	$3,465,726	$9,150,064	$2,407,721	$58,656
(C) Repurchase agreements, at cost	$33,906,363	$—	$—	$—	$—
(D) Foreign currency, at cost	$—	$—	$1,468	$—	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Assets:
Investments, at value (A) (B)	$356,029,861	$1,269,421,153	$710,922,845	$1,179,627,908	$3,552,827,336
Repurchase agreements, at value (C)	4,838,046	97,541,938	237,549	11,972,791	98,866,181
Cash	—	—	—	9,935	2,044,471
Cash collateral pledged at broker for:
TBA commitments	—	—	—	2,521,255	—
Futures contracts	—	—	—	592,000	2,026,300
Receivables and other assets:
Investments sold	7,147,804	6,612,858	2,042,968	4,978,979	—
Net income from securities lending	2,744	5,712	36,587	1,464	14,242
Shares of beneficial interest sold	7,282	1,136,915	1,242,606	4,525,258	18,381,953
Dividends	—	1,154,154	831,599	404,203	—
Interest	847	17,070	4,769,827	2,638,750	27,522,085
Tax reclaims	—	—	3,055	—	1,852
Variation margin receivable on futures contracts	—	—	—	61,584	116,567
Prepaid expenses	1,283	6,119	2,881	4,125	14,947
Total assets	368,027,867	1,375,895,919	720,089,917	1,207,338,252	3,701,815,934

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	3,819,104	42,167,008	1,492,070	15,380,155
Cash collateral at broker for:
TBA commitments	—	—	—	258,943	—
Payables and other liabilities:
Investments purchased	3,355,228	10,232,664	—	4,783,678	21,711,460
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	93,072,194	—
Dividends and/or distributions	—	—	—	—	925,741
Shares of beneficial interest redeemed	80,307	1,037,609	552,358	389,400	40,166,150
Investment management fees	196,367	711,189	284,868	501,219	1,031,527
Distribution and service fees	8,555	49,172	93,525	237,031	194,923
Transfer agent fees	4,073	72,053	52,185	75,694	235,079
Trustees, CCO and deferred compensation fees	642	3,620	1,535	3,103	8,750
Audit and tax fees	13,410	13,600	21,782	17,875	18,004
Custody fees	12,728	24,515	12,105	867	9,389
Legal fees	3,325	15,231	7,306	12,774	38,397
Printing and shareholder reports fees	2,350	6,959	3,279	10,733	20,149
Registration fees	406	5,745	3,330	3,775	7,972
Other accrued expenses	7,622	17,235	9,762	18,280	36,509
Total liabilities	3,685,013	16,008,696	43,209,043	100,877,636	79,784,205
Net assets	$364,342,854	$1,359,887,223	$676,880,874	$1,106,460,616	$3,622,031,729

Net assets consist of:
Paid-in capital	$433,578,546	$1,215,289,945	$819,689,230	$842,237,813	$3,826,685,013
Total distributable earnings (accumulated losses)	(69,235,692)	144,597,278	(142,808,356)	264,222,803	(204,653,284)
Net assets	$364,342,854	$1,359,887,223	$676,880,874	$1,106,460,616	$3,622,031,729

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Net assets by class:
Class A	$11,557,181	$26,409,593	$148,536,674	$604,372,885	$588,225,039
Class C	672,262	16,176,622	84,686,432	158,069,170	93,536,703
Class I	1,804,305	761,427,264	443,641,691	316,505,434	2,405,308,498
Class I2	305,581,251	140,718,251	16,077	—	198,659,336
Class I3	22,394,476	93,726,078	—	—	92,401,254
Class R	14,674,212	51,871,809	—	328,349	10,343,494
Class R4	142,848	62,659,735	—	—	26,884,066
Class R6	7,516,319	206,897,871	—	27,184,778	206,673,339
Shares outstanding (unlimited shares, no par value):
Class A	1,617,079	2,515,431	11,792,870	20,127,889	59,963,199
Class C	105,458	1,584,168	6,747,946	5,393,659	9,553,013
Class I	244,283	72,112,067	35,205,741	10,480,294	249,425,614
Class I2	40,764,174	13,312,901	1,344	—	20,626,573
Class I3	2,992,711	8,810,034	—	—	9,593,752
Class R	2,025,543	4,867,923	—	10,926	1,054,454
Class R4	19,183	5,865,494	—	—	2,740,603
Class R6	1,003,865	19,372,049	—	899,906	21,434,103
Net asset value per share: (D)
Class A	$7.15	$10.50	$12.60	$30.03	$9.81
Class C	6.37	10.21	12.55	29.31	9.79
Class I	7.39	10.56	12.60	30.20	9.64
Class I2	7.50	10.57	11.96	—	9.63
Class I3	7.48	10.64	—	—	9.63
Class R	7.24	10.66	—	30.05	9.81
Class R4	7.45	10.68	—	—	9.81
Class R6	7.49	10.68	—	30.21	9.64
Maximum offering price per share: (E)
Class A	$7.57	$11.11	$13.33	$31.78	$10.06

(A) Investments, at cost	$355,813,532	$1,146,004,936	$699,540,697	$930,886,490	$3,653,920,755
(B) Securities on loan, at value	$3,411,642	$31,085,943	$42,224,326	$14,545,353	$113,580,824
(C) Repurchase agreements, at cost	$4,838,046	$97,541,938	$237,549	$11,972,791	$98,866,181

(D)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income
Assets:
Investments, at value (A) (B)	$139,982,056	$310,290,638	$705,768,320	$23,435,464	$280,319,263
Repurchase agreements, at value (C)	5,194,293	7,929,156	22,732,557	—	529,208
Cash	—	—	—	1,363,274	—
Receivables and other assets:
Investments sold	545,317	596,562	3,443,819	1,572	—
Net income from securities lending	1,435	3,759	5,263	232	1,537
Shares of beneficial interest sold	3,110	1,280	369,773	—	8,937
Dividends	5,035	28,019	452,468	—	308,593
Interest	909	1,388	3,978	157,389	93
Tax reclaims	—	—	—	2,542	18,967
Due from investment manager	—	—	—	7,892	—
Prepaid expenses	530	1,793	3,186	89	1,153
Total assets	145,732,685	318,852,595	732,779,364	24,968,454	281,187,751

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	471,890	1,657,459	528,233	9,673,959
Payables and other liabilities:
Investments purchased	582,668	—	963,204	102,664	—
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	2,562,664	—
Shares of beneficial interest redeemed	173,703	67,060	523,324	—	42,790
Investment management fees	83,654	170,464	434,039	—	123,578
Distribution and service fees	9,022	4,403	89,548	—	11,994
Transfer agent fees	4,913	3,965	70,944	189	3,789
Trustees, CCO and deferred compensation fees	455	1,150	1,989	51	616
Audit and tax fees	10,796	10,971	10,496	24,848	10,191
Custody fees	8,781	11,566	15,634	2,738	8,045
Legal fees	1,991	4,650	8,711	236	3,234
Printing and shareholder reports fees	4,844	223	14,655	494	245
Registration fees	4,053	2,687	3,348	10,526	3,678
Other accrued expenses	5,669	8,119	14,597	4,158	6,784
Total liabilities	890,549	757,148	3,807,948	3,236,801	9,888,903
Net assets	$144,842,136	$318,095,447	$728,971,416	$21,731,653	$271,298,848

Net assets consist of:
Paid-in capital	$119,190,229	$299,441,979	$625,334,088	$26,285,013	$263,995,031
Total distributable earnings (accumulated losses)	25,651,907	18,653,468	103,637,328	(4,553,360)	7,303,817
Net assets	$144,842,136	$318,095,447	$728,971,416	$21,731,653	$271,298,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income
Net assets by class:
Class A	$14,095,840	$8,115,554	$323,418,223	$—	$56,864,133
Class C	1,944,919	538,653	35,000,793	—	1,348,045
Class I	18,376,485	15,438,950	283,492,912	872,612	1,755,366
Class I2	69,604,911	260,603,830	4,299,127	20,848,722	209,620,279
Class I3	22,597,238	21,588,334	—	—	—
Class R	12,213,519	6,162,957	—	—	—
Class R4	152,419	176,213	—	—	—
Class R6	5,856,805	5,470,956	82,760,361	10,319	1,711,025
Shares outstanding (unlimited shares, no par value):
Class A	2,474,637	1,588,369	12,707,549	—	8,093,922
Class C	414,189	110,726	1,710,941	—	193,023
Class I	3,007,519	2,957,071	10,625,001	106,246	249,728
Class I2	11,070,549	49,903,319	160,674	2,537,591	29,859,193
Class I3	3,597,782	4,113,051	—	—	—
Class R	2,023,431	1,173,786	—	—	—
Class R4	24,519	33,568	—	—	—
Class R6	931,934	1,033,512	3,076,917	1,256	243,899
Net asset value per share: (D)
Class A	$5.70	$5.11	$25.45	$—	$7.03
Class C	4.70	4.86	20.46	—	6.98
Class I	6.11	5.22	26.68	8.21	7.03
Class I2	6.29	5.22	26.76	8.22	7.02
Class I3	6.28	5.25	—	—	—
Class R	6.04	5.25	—	—	—
Class R4	6.22	5.25	—	—	—
Class R6	6.28	5.29	26.90	8.22	7.02
Maximum offering price per share: (E)
Class A	$6.03	$5.41	$26.93	$—	$7.44

(A) Investments, at cost	$113,391,390	$285,512,724	$583,283,186	$26,357,170	$268,792,615
(B) Securities on loan, at value	$4,261,513	$6,717,454	$25,207,581	$517,317	$10,481,212
(C) Repurchase agreements, at cost	$5,194,293	$7,929,156	$22,732,557	$—	$529,208

(D)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Sustainable Growth Equity	Transamerica UltraShort Bond	Transamerica Unconstrained Bond	Transamerica US Growth
Assets:
Investments, at value (A) (B)	$4,815,300	$25,009,974	$717,821,446	$1,848,728,595
Repurchase agreements, at value (C)	—	—	—	19,211,123
Cash	153,428	42,272	1,742,558	—
Cash collateral pledged at broker for:
Futures contracts	—	—	11,164,927	—
Foreign currency, at value (D)	—	—	25,388,228	—
Receivables and other assets:
Investments sold	—	—	1,199,581	35,163,211
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	217,927	—
Net income from securities lending	—	94	17,981	833
Shares of beneficial interest sold	—	2,900	46,242	228,820
Dividends	—	—	381,449	412,241
Interest	—	43,631	4,874,874	3,362
Tax reclaims	—	—	—	412,669
Due from investment manager	7,400	6,661	—	—
Prepaid expenses	—	—	2,221	6,103
Total assets	4,976,128	25,105,532	762,857,434	1,904,166,957

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	—	28,095,591	—
Payables and other liabilities:
Investments purchased	13,872	—	5,685,442	36,717,317
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	550,754	—
Shares of beneficial interest redeemed	—	—	57,665	243,918
Investment management fees	—	—	359,437	902,729
Distribution and service fees	2	2	399	139,199
Transfer agent fees	28	2,018	7,848	101,190
Trustees, CCO and deferred compensation fees	21	94	2,062	4,265
Audit and tax fees	3,236	5,183	27,331	14,197
Custody fees	56	202	31,760	42,226
Legal fees	37	150	13,086	18,859
Printing and shareholder reports fees	27	235	1,612	5,432
Registration fees	2,610	2,610	1,829	7,204
Other accrued expenses	693	108	16,102	21,281
Variation margin payable on futures contracts	—	—	76,895	—
Unrealized depreciation on forward foreign currency contracts	—	—	115,655	—
Unrealized depreciation on unfunded commitments	—	—	3,455	—
Total liabilities	20,582	10,602	35,046,923	38,217,817
Net assets	$4,955,546	$25,094,930	$727,810,511	$1,865,949,140

Net assets consist of:
Paid-in capital	$5,003,792	$25,099,352	$811,425,579	$1,180,917,499
Total distributable earnings (accumulated losses)	(48,246)	(4,422)	(83,615,068)	685,031,641
Net assets	$4,955,546	$25,094,930	$727,810,511	$1,865,949,140

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica Sustainable Growth Equity	Transamerica UltraShort Bond	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$13,688	$15,940	$2,104,968	$686,625,243
Class C	—	—	—	12,138,506
Class I	—	25,078,990	46,219,322	277,705,304
Class I2	—	—	679,486,221	737,710,469
Class R6	4,941,858	—	—	16,185,234
Class T	—	—	—	135,584,384
Shares outstanding (unlimited shares, no par value):
Class A	1,383	1,594	239,483	31,461,800
Class C	—	—	—	644,423
Class I	—	2,508,341	5,263,496	12,184,187
Class I2	—	—	77,767,637	32,254,201
Class R6	499,000	—	—	707,706
Class T	—	—	—	1,659,149
Net asset value per share: (E)
Class A	$9.90	$10.00	$8.79	$21.82
Class C	—	—	—	18.84
Class I	—	10.00	8.78	22.79
Class I2	—	—	8.74	22.87
Class R6	9.90	—	—	22.87
Class T	—	—	—	81.72
Maximum offering price per share: (F)
Class A	$10.48	$10.00	$9.23	$23.09
Class T	$—	$—	$—	$89.31

(A) Investments, at cost	$4,851,189	$25,014,377	$733,769,848	$1,170,933,953
(B) Securities on loan, at value	$—	$—	$54,016,993	$—
(C) Repurchase agreements, at cost	$—	$—	$—	$19,211,123
(D) Foreign currency, at cost	$—	$—	$25,821,318	$—

(E)

Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS

For the period ended April 30, 2023

(unaudited)

Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Core Bond	Transamerica Emerging Markets Debt
Investment Income:
Dividend income	$486,022	$—	$1,078,021	$257,196	$—
Interest income	775,677	29,628,584	215,683	50,209,041	9,209,757
Net income from securities lending	2,791	42,074	769,608	65,081	19,749
Withholding taxes on foreign income	(2,101)	—	(20,008)	—	(30,900)
Total investment income	1,262,389	29,670,658	2,043,304	50,531,318	9,198,606

Expenses:
Investment management fees	241,282	2,695,138	4,935,340	4,572,096	779,522
Distribution and service fees:
Class A (A)	—	136,107	445,161	55	9,078
Class C (A)	—	187,231	735,566	201	10,535
Class R (B)	140,892	244	14	57,466	—
Class R4	—	—	—	131,333	—
Transfer agent fees
Class A (A)	—	128,034	394,983	118	15,690
Class C (A)	—	21,049	187,603	31	2,113
Class I (A)	—	382,703	443,858	6	83,726
Class I2	—	15,208	1,038	76,575	2,072
Class I3	1,657	—	—	9,480	—
Class R (B)	550	13	12	229	—
Class R4	—	—	—	3,940	—
Class R6	—	3,073	674	63	838
Trustees, CCO and deferred compensation fees	1,960	27,424	15,987	53,509	2,421
Audit and tax fees	18,386	25,652	23,942	30,621	21,512
Custody fees	5,610	70,264	79,545	183,977	52,642
Legal fees	2,618	34,061	56,148	63,417	6,155
Printing and shareholder reports fees	2,168	44,614	122,182	45,831	9,852
Registration fees	10,850	123,712	91,165	54,911	53,161
Index fees	287	287	2,768	287	—
Filing fees	8,696	18,654	28,727	23,496	10,899
Other	2,596	28,760	57,731	95,002	40,052
Total expenses	437,552	3,942,228	7,622,444	5,402,644	1,100,268
Expenses waived and/or reimbursed:
Class A (A)	—	(1,963)	(151,334)	(94)	(7,149)
Class C (A)	—	(31)	(94,343)	(89)	(16)
Class I (A)	—	(188,779)	(202,803)	(5)	(19,108)
Class I2	—	—	(5,186)	—	(431)
Class R (B)	—	(11)	(12)	—	—
Class R4	—	—	—	(12,402)	—
Class R6	—	—	(4,086)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A (A)	—	733	150	16	112
Class C (A)	—	—	91	89	16
Class I (A)	—	—	—	—	6,619
Class I2	—	—	621	—	431
Class R (B)	—	0	(C)	4	—	—
Class R4	—	—	—	22	—
Class R6	—	—	445	—	—
Net expenses	437,552	3,752,177	7,165,991	5,390,181	1,080,742

Net investment income (loss)	824,837	25,918,481	(5,122,687)	45,141,137	8,117,864

Net realized gain (loss) on:
Investments	663,494	(14,000,885)	(290,570,417)	(4,370,614)	(8,411,898)
Futures contracts	37,579	(14,486)	—	444,358	—
Forward foreign currency contracts	—	—	—	—	83,501
Foreign currency transactions	—	—	(1,979)	—	91,635
Net realized gain (loss)	701,073	(14,015,371)	(290,572,396)	(3,926,256)	(8,236,762)

Net change in unrealized appreciation (depreciation) on:
Investments	6,505,590	74,641,817	219,171,991	117,493,087	25,812,590	(D)
Futures contracts	(12,404)	27,054	—	(459,694)	—
Forward foreign currency contracts	—	—	—	—	165,303
Translation of assets and liabilities denominated in foreign currencies	—	—	885	—	51,626
Net change in unrealized appreciation (depreciation)	6,493,186	74,668,871	219,172,876	117,033,393	26,029,519
Net realized and change in unrealized gain (loss)	7,194,259	60,653,500	(71,399,520)	113,107,137	17,792,757
Net increase (decrease) in net assets resulting from operations	$8,019,096	$86,571,981	$(76,522,207)	$158,248,274	$25,910,621

(A)	Class A, C and I commenced operations for Transamerica Core Bond on November 1, 2022.
(B)	Class R commenced operations for Transamerica Bond and Transamerica Capital Growth on March 1, 2022.
(C)	Rounds to less than $1 or $(1).
(D)	Includes net change in foreign capital gains tax of $(29,271).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

	Transamerica Emerging Markets Opportunities		Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Yield Bond
Investment Income:
Dividend income	$9,690,928		$3,700,799	$46,606	$—	$—
Interest income	192,038		104,141	8,243,419	10,013,371	35,326,209
Non-cash dividend income	2,759,012		—	—	—	—
Net income from securities lending	129,797		19,191	5,716	—	649,519
Withholding taxes on foreign income	(1,224,223)		(103,607)	—	—	293
Total investment income	11,547,552		3,720,524	8,295,741	10,013,371	35,976,021

Expenses:
Investment management fees	3,696,978		742,408	583,317	569,883	3,198,996
Distribution and service fees:
Class A	—		37,615	18,198	275,624	80,170
Class C	—		31,423	77,468	38,382	42,489
Class R	—		—	—	—	43,723
Class R2	—		—	—	145,351	—
Class R4	—		—	—	54,498	50,350
Transfer agent fees
Class A	—		21,093	8,650	86,557	55,630
Class C	—		5,723	7,506	4,278	6,328
Class I	3,171		25,171	60,444	14,034	291,988
Class I2	33,078		2,112	1,928	112	9,484
Class I3	—		—	—	2,137	5,645
Class R	—		—	—	—	183
Class R2	—		—	—	39,796	—
Class R4	—		—	—	1,635	1,510
Class R6	2,070		—	—	—	2,346
Trustees, CCO and deferred compensation fees	16,063		2,193	4,363	7,467	20,227
Audit and tax fees	24,913		17,942	23,250	12,872	25,726
Custody fees	238,230		7,662	86,290	53,647	76,054
Legal fees	23,794		3,653	7,970	11,478	34,586
Printing and shareholder reports fees	19,072		13,779	8,322	7,690	25,759
Registration fees	51,957		49,230	30,454	53,888	109,489
Index fees	1,447		2,200	—	—	287
Filing fees	19,836		5,414	6,502	13,005	22,782
Other	13,659		2,189	4,378	11,040	19,300
Total expenses	4,144,268		969,807	929,040	1,403,374	4,123,052
Expenses waived and/or reimbursed:
Class A	—		(8,057)	(7,988)	(235,291)	(1,158)
Class C	—		(1,359)	(6,807)	(32,713)	(162)
Class I	(3)		(6,291)	(72,516)	(7,054)	(243,120)
Class I2	—		(7,814)	(5,964)	—	—
Class R	—		—	—	—	(1,278)
Class R2	—		—	—	(123,801)	—
Class R4	—		—	—	(61,604)	(4,152)
Recapture of previously waived and/or reimbursed fees:
Class A	—		5,745	42	—	119
Class C	—		270	—	—	14
Class I	3		90	796	2,052	—
Class I2	—		554	238	—	—
Class R	—		—	—	—	27
Class R2	—		—	—	98,587	—
Class R4	—		—	—	89	136
Net expenses	4,144,268		952,945	836,841	1,043,639	3,873,478

Net investment income (loss)	7,403,284		2,767,579	7,458,900	8,969,732	32,102,543

Net realized gain (loss) on:
Investments	(54,217,890	)(A)	789,305	(2,977,318)	(653)	(27,511,890)
Futures contracts	(838,655)		—	—	—	—
Foreign currency transactions	(296,435)		18,390	—	—	(360)
Net realized gain (loss)	(55,352,980)		807,695	(2,977,318)	(653)	(27,512,250)

Net change in unrealized appreciation (depreciation) on:
Investments	187,948,004	(B)	(7,118,062)	4,490,416	—	46,770,994
Unfunded commitment	—		—	11,843	—	—
Futures contracts	2,031,547		—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	441,998		(76)	—	—	—
Net change in unrealized appreciation (depreciation)	190,421,549		(7,118,138)	4,502,259	—	46,770,994
Net realized and change in unrealized gain (loss)	135,068,569		(6,310,443)	1,524,941	(653)	19,258,744
Net increase (decrease) in net assets resulting from operations	$142,471,853		$(3,542,864)	$8,983,841	$8,969,079	$51,361,287

(A)	Includes net of realized foreign capital gains tax of $258,287.
(B)	Includes net change in foreign capital gains tax of $823,493.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Muni
Investment Income:
Interest income	$1,162,045	$2,651,826	$2,382,035	$1,518,695	$20,377,464
Net income from securities lending	20,808	333	1,435	2,234	—
Withholding taxes on foreign income	—	—	(36)	—	—
Total investment income	1,182,853	2,652,159	2,383,434	1,520,929	20,377,464

Expenses:
Investment management fees	98,746	282,355	311,063	148,699	2,855,655
Distribution and service fees:
Class A	—	20,155	2,618	—	218,024
Class C	—	43,761	3,271	—	372,800
Class R	—	—	—	18,303	—
Class R4	—	—	—	1,070	—
Transfer agent fees
Class A	—	9,578	1,311	—	41,746
Class C	—	3,353	514	—	28,162
Class I	534	41,819	4,718	—	571,184
Class I2	1,298	—	4,314	—	—
Class I3	—	—	—	2,628	—
Class R4	—	—	—	32	—
Class R6	—	—	6	—	—
Trustees, CCO and deferred compensation fees	629	2,254	2,838	1,414	27,337
Audit and tax fees	18,658	21,953	19,579	19,378	31,270
Custody fees	8,602	15,047	12,881	7,278	111,575
Legal fees	957	3,391	3,247	2,114	44,093
Printing and shareholder reports fees	847	4,773	2,642	1,228	43,850
Registration fees	26,528	41,388	53,585	31,566	89,427
Index fees	286	287	287	287	287
Filing fees	11,539	9,208	9,055	5,175	21,983
Other	384	1,995	1,814	1,346	24,622
Total expenses before waiver and/or reimbursement and recapture	169,008	501,317	433,743	240,518	4,482,015
Expenses waived and/or reimbursed:
Class A	—	(15,722)	(883)	—	(87,886)
Class C	—	(13,110)	(337)	—	(101,119)
Class I	(1,426)	(30,474)	(5,025)	—	(543,840)
Class I2	(33,841)	—	(14,180)	—	(0	)(B)
Class I3	—	—	—	(12,899)	—
Class R	—	—	—	(2,169)	—
Class R4	—	—	—	(722)	—
Class R6 (A)	(5)	—	(18)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	354	389	—	—
Class C	—	49	0	(B)	—	268
Class I	6	—	39	—	21
Class I2	—	0	(B)	695	—	—
Class I3	—	—	—	14	—
Class R	—	—	—	0	(B)	—
Class R4	—	—	—	9	—
Class R6 (A)	1	—	0	(B)	—	—
Net expenses	133,743	442,414	414,423	224,751	3,749,459

Net investment income (loss)	1,049,110	2,209,745	1,969,011	1,296,178	16,628,005

Net realized gain (loss) on:
Investments	(580,911)	(7,058,049)	(764,514)	(1,029,811)	(70,305,380)
Forward foreign currency contracts	—	—	(1,972,197)	(577,659)	—
Foreign currency transactions	—	—	(12,169)	7,479	—
Net realized gain (loss)	(580,911)	(7,058,049)	(2,748,880)	(1,599,991)	(70,305,380)

Net change in unrealized appreciation (depreciation) on:
Investments	1,406,730	14,019,625	7,159,502	4,220,125	172,329,872
Forward foreign currency contracts	—	—	302,440	29,323	—
Translation of assets and liabilities denominated in foreign currencies	—	—	3,824	2,963	—
Net change in unrealized appreciation (depreciation)	1,406,730	14,019,625	7,465,766	4,252,411	172,329,872
Net realized and change in unrealized gain (loss)	825,819	6,961,576	4,716,886	2,652,420	102,024,492
Net increase (decrease) in net assets resulting from operations	$1,874,929	$9,171,321	$6,685,897	$3,948,598	$118,652,497

(A)	Class R6 commenced operations for Transamerica High Yield ESG on March 1, 2023.
(B)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica International Sustainable Equity (A)
Investment Income:
Dividend income	$74,073,572	$14,974,713	$10,334,514	$3,248,461	$17,516
Interest income	175,803	157,464	119,285	—	424
Net income from securities lending	572,626	290,586	42,409	68,912	—
Withholding taxes on foreign income	(7,149,068)	(1,645,103)	(978,703)	(353,200)	(2,083)
Total investment income	67,672,933	13,777,660	9,517,505	2,964,173	15,857

Expenses:
Investment management fees	16,282,417	3,758,579	3,031,900	612,114	2,132
Distribution and service fees:
Class A	196,374	700	—	1,068	2
Class C	99,653	—	—	—	—
Class R	55,172	—	—	—	—
Class R4	7,018	—	—	—	—
Transfer agent fees
Class A	582,479	1,184	—	499	2
Class C	19,059	—	—	—	—
Class I	1,326,576	46	134,104	322	—
Class I2	47,935	36,397	14,510	6,007	—
Class I3	4,781	—	—	—	—
Class R	203	—	—	—	—
Class R4	211	—	—	—	—
Class R6	16,573	478	—	496	29
Trustees, CCO and deferred compensation fees	92,604	17,032	12,529	2,924	20
Audit and tax fees	39,482	18,008	16,774	13,176	3,307
Custody fees	179,864	86,105	74,797	19,233	185
Legal fees	117,337	24,406	16,127	4,664	34
Printing and shareholder reports fees	162,739	18,720	18,350	3,151	22
Registration fees	120,638	47,312	24,555	32,105	5,380
Index fees	1,446	1,446	1,447	1,446	387
Filing fees	44,454	18,618	12,284	5,671	50
Insurance fees	—	—	4,493	—	—
Other	66,310	14,097	9,426	2,139	16
Total expenses before waiver and/or reimbursement and recapture	19,463,325	4,043,128	3,371,296	705,015	11,566
Expenses waived and/or reimbursed:
Class A	(381,055)	(822)	—	(319)	(19)
Class C	(0	)(B)	—	—	—	—
Class I	—	(15)	—	(10)	—
Class R6	—	—	—	—	(8,831)
Recapture of previously waived and/or reimbursed fees:
Class A	—	21	—	686	—
Class I	—	—	—	315	—
Class R6	—	—	—	—	0	(B)
Net expenses	19,082,270	4,042,312	3,371,296	705,687	2,716

Net investment income (loss)	48,590,663	9,735,348	6,146,209	2,258,486	13,141

Net realized gain (loss) on:
Investments	(44,274,786)	15,456,693	(4,848,383)	(231,499)	(1,065)
Foreign currency transactions	939,000	1,666,208	(7,797)	43,264	(1,165)
Net realized gain (loss)	(43,335,786)	17,122,901	(4,856,180)	(188,235)	(2,230)

Net change in unrealized appreciation (depreciation) on:
Investments	956,956,292	134,193,828	152,154,897	33,341,771	132,098
Translation of assets and liabilities denominated in foreign currencies	2,199,807	498,639	129,117	37,333	7
Net change in unrealized appreciation (depreciation)	959,156,099	134,692,467	152,284,014	33,379,104	132,105
Net realized and change in unrealized gain (loss)	915,820,313	151,815,368	147,427,834	33,190,869	129,875
Net increase (decrease) in net assets resulting from operations	$964,410,976	$161,550,716	$153,574,043	$35,449,355	$143,016

(A)	Fund commenced operations on March 31, 2023.
(B)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core ESG	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Long Credit (A)
Investment Income:
Dividend income	$17,438,961	$1,412,742	$1,036,463	$4,265,906	$—
Interest income	329,464	—	—	325	37,088
Net income from securities lending	5	1,775	100,259	77,351	18
Withholding taxes on foreign income	—	(729)	(2,817)	—	—
Total investment income	17,768,430	1,413,788	1,133,905	4,343,582	37,106

Expenses:
Investment management fees	5,246,050	362,399	1,343,957	724,080	3,454
Distribution and service fees:
Class A (B)	97,654	4	—	—	2
Class C	89,244	—	—	—	—
Class R	—	125,279	222,744	152,057	—
Class R4	—	2,550	18,900	11,066	—
Transfer agent fees
Class A (B)	48,388	3	—	—	2
Class C	12,852	—	—	—	—
Class I	51,009	—	—	—	807
Class I2	58,099	—	—	—	—
Class I3	—	4,084	11,106	9,520	—
Class R	—	496	905	584	—
Class R4	—	77	567	332	—
Class R6	1,590	—	493	—	—
Trustees, CCO and deferred compensation fees	37,339	3,022	5,486	5,993	39
Audit and tax fees	22,965	13,543	15,182	13,615	5,800
Custody fees	68,441	10,283	13,654	14,505	472
Legal fees	48,203	27,966	15,973	8,573	62
Printing and shareholder reports fees	24,682	19,738	7,667	5,718	64
Registration fees	39,532	74,033	40,397	31,953	5,380
Index fees	2,768	—	2,768	1,446	—
Filing fees	24,959	9,559	12,019	10,488	40
Other	28,620	2,358	28,957	4,683	34
Total expenses before waiver and/or reimbursement and recapture	5,902,395	655,394	1,740,775	994,613	16,156
Expenses waived and/or reimbursed:
Class A (B)	(150)	(9)	—	—	(11)
Class C	(7)	—	—	—	—
Class I	(43,950)	—	—	—	(11,001)
Class I3	—	(61,679)	—	—	—
Class R	—	(28,452)	—	(2,876)	—
Class R4	—	(1,205)	(5,852)	(696)	—
Class R6 (B)	—	(9)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A (B)	—	4	—	—	—
Class I	—	—	—	—	0	(C)
Class I3	—	123	—	—	—
Class R	—	574	—	20	—
Class R4	—	101	591	21	—
Class R6 (B)	—	4	—	—	—
Net expenses	5,858,288	564,846	1,735,514	991,082	5,144

Net investment income (loss)	11,910,142	848,942	(601,609)	3,352,500	31,962

Net realized gain (loss) on:
Investments	45,009,950	6,843,914	(3,300,981)	1,418,390	9,431

Net change in unrealized appreciation (depreciation) on:
Investments	18,366,423	5,500,839	18,025,724	2,218,650	(6,767)
Translation of assets and liabilities denominated in foreign currencies	—	—	170	—	—
Net change in unrealized appreciation (depreciation)	18,366,423	5,500,839	18,025,894	2,218,650	(6,767)
Net realized and change in unrealized gain (loss)	63,376,373	12,344,753	14,724,913	3,637,040	2,664
Net increase (decrease) in net assets resulting from operations	$75,286,515	$13,193,695	$14,123,304	$6,989,540	$34,626

(A)	Fund commenced operations on March 31, 2023.
(B)	Class A and R6 commenced operations for Transamerica Large Core ESG on March 1, 2023.
(C)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Investment Income:
Dividend income	$766,664	$12,941,462	$7,193,749	$5,285,422	$—
Interest income	58,030	808,552	9,913,573	7,895,150	63,830,290
Non-cash dividend income	—	887,610	—	—	—
Net income from securities lending	11,611	22,471	165,350	9,157	71,098
Withholding taxes on foreign income	—	—	(1,978)	(10,881)	—
Total investment income	836,305	14,660,095	17,270,694	13,178,848	63,901,388

Expenses:
Investment management fees	1,114,166	4,735,344	1,902,637	3,191,797	6,456,492
Distribution and service fees:
Class A	13,619	34,722	179,112	722,714	747,033
Class C	2,906	82,774	418,307	812,282	484,374
Class R (A)	36,370	129,685	—	547	20,112
Class R4 (A)	168	85,912	—	—	25,140
Transfer agent fees
Class A	12,700	29,392	81,046	228,724	190,696
Class C	1,042	10,515	34,704	69,046	47,496
Class I	804	383,203	228,204	158,974	1,180,658
Class I2	9,845	5,916	1	—	9,733
Class I3 (A)	829	3,572	—	—	2,605
Class R (A)	145	519	—	15	138
Class R4 (A)	5	2,577	—	—	754
Class R6	271	7,959	—	939	7,404
Trustees, CCO and deferred compensation fees	6,564	29,085	14,167	22,958	77,343
Audit and tax fees	16,665	23,281	24,627	23,916	38,302
Custody fees	16,747	46,687	26,907	72,269	114,050
Legal fees	7,913	36,979	18,143	28,283	92,906
Printing and shareholder reports fees	6,670	32,756	20,301	27,619	84,308
Registration fees	54,052	119,633	65,588	60,869	147,307
Index fees	2,768	2,768	—	287	—
Filing fees	14,145	21,618	11,346	21,763	36,592
Other	4,146	19,338	9,192	29,577	49,151
Total expenses before waiver and/or reimbursement and recapture	1,322,540	5,844,235	3,034,282	5,472,579	9,812,594
Expenses waived and/or reimbursed:
Class A	(12)	(2,535)	(109)	(1,327)	(543)
Class C	(427)	(183)	(25)	(130)	(94)
Class I	—	—	(30,631)	—	—
Class R	—	(1,697)	—	(11)	—
Class R4 (A)	(57)	(36,116)	—	—	(1,105)
Recapture of previously waived and/or reimbursed fees:
Class A	—	1,485	—	—	—
Class C	—	19	—	—	—
Class R	—	2,191	—	—	—
Class R4	0	(B)	699	—	—	—
Net expenses	1,322,044	5,808,098	3,003,517	5,471,111	9,810,852

Net investment income (loss)	(485,739)	8,851,997	14,267,177	7,707,737	54,090,536

Net realized gain (loss) on:
Investments	(21,843,447)	17,814,968	(7,319,901)	18,077,804	(27,343,699)
Futures contracts	—	—	—	592,100	(4,753,216)
Net realized gain (loss)	(21,843,447)	17,814,968	(7,319,901)	18,669,904	(32,096,915)

Net change in unrealized appreciation (depreciation) on:
Investments	41,091,296	3,664,433	15,216,346	59,533,897	90,362,867
Futures contracts	—	—	—	(306,571)	5,156,932
Translation of assets and liabilities denominated in foreign currencies	—	—	315	—	—
Net change in unrealized appreciation (depreciation)	41,091,296	3,664,433	15,216,661	59,227,326	95,519,799
Net realized and change in unrealized gain (loss)	19,247,849	21,479,401	7,896,760	77,897,230	63,422,884
Net increase (decrease) in net assets resulting from operations	$18,762,110	$30,331,398	$22,163,937	$85,604,967	$117,513,420

(A)	Class I3, R and R4 commenced operations for Transamerica Short-Term Bond on December 9, 2022.
(B)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income
Investment Income:
Dividend income	$310,841	$3,318,908	$7,626,269	$—	$3,947,119
Interest income	61,377	87,649	236,005	355,328	25,877
Net income from securities lending	7,313	23,720	28,649	1,979	11,472
Withholding taxes on foreign income	—	—	(2,453)	(354)	(30,813)
Total investment income	379,531	3,430,277	7,888,470	356,953	3,953,655

Expenses:
Investment management fees	631,851	1,517,322	2,888,225	42,702	935,392
Distribution and service fees:
Class A	17,033	10,745	409,682	—	72,134
Class C	9,583	2,775	188,883	—	7,718
Class R	31,594	16,899	—	—	—
Class R4	181	227	—	—	—
Transfer agent fees
Class A	14,657	6,891	249,950	—	13,222
Class C	2,303	451	29,043	—	1,550
Class I	10,278	8,454	154,601	437	1,250
Class I2	2,618	12,146	163	750	8,209
Class I3	824	858	—	—	—
Class R	137	72	—	—	—
Class R4	6	7	—	—	—
Class R6 (A)	207	223	3,209	0	(B)	61
Trustees, CCO and deferred compensation fees	2,489	6,334	16,286	363	4,502
Audit and tax fees	13,304	14,953	14,695	24,968	13,461
Custody fees	12,674	19,606	31,363	7,121	11,401
Legal fees	3,883	10,275	20,152	549	7,484
Printing and shareholder reports fees	6,150	5,568	25,008	890	3,862
Registration fees	59,636	77,795	57,937	26,475	67,116
Index fees	2,768	2,768	2,768	287	2,768
Filing fees	12,713	13,660	19,044	11,531	11,014
Other	2,256	5,941	10,968	292	4,072
Total expenses before waiver and/or reimbursement and recapture	837,145	1,733,970	4,121,977	116,365	1,165,216
Expenses waived and/or reimbursed:
Class A	(6,535)	(1,605)	(497)	—	(3,726)
Class C	(1,347)	(41)	(109)	—	(412)
Class I	(3,458)	(1,555)	—	(2,974)	(1,243)
Class I2	(13,117)	(26,383)	—	(66,321)	(12,875)
Class I3	(4,178)	(2,152)	—	—	—
Class R	(1,863)	(555)	—	—	—
Class R4	(102)	(32)	—	—	—
Class R6 (A)	(1,072)	(552)	—	(13)	(111)
Recapture of previously waived and/or reimbursed fees:
Class A	60	175	—	—	136
Class C	4	—	—	—	2
Class I	59	376	—	—	7
Class I2	60	186	—	—	619
Class I3	67	473	—	—	—
Class R	25	83	—	—	—
Class R4	2	7	—	—	—
Class R6 (A)	40	71	—	1	21
Net expenses	805,790	1,702,466	4,121,371	47,058	1,147,634

Net investment income (loss)	(426,259)	1,727,811	3,767,099	309,895	2,806,021

Net realized gain (loss) on:
Investments	3,981,812	(2,661,058)	(2,039,826)	(298,506)	(1,440,543)
Foreign currency transactions	—	—	(331)	—	9,202
Net realized gain (loss)	3,981,812	(2,661,058)	(2,040,157)	(298,506)	(1,431,341)

Net change in unrealized appreciation (depreciation) on:
Investments	4,130,156	(11,535,623)	4,148,238	1,486,833	8,313,126
Net realized and change in unrealized gain (loss)	8,111,968	(14,196,681)	2,108,081	1,188,327	6,881,785
Net increase (decrease) in net assets resulting from operations	$7,685,709	$(12,468,870)	$5,875,180	$1,498,222	$9,687,806

(A)	Class R6 commenced operations for Transamerica Sustainable Bond on March 1, 2023.
(B)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica Sustainable Growth Equity (A)	Transamerica UltraShort Bond (A)	Transamerica Unconstrained Bond	Transamerica US Growth
Investment Income:
Dividend income	$—	$—	$1,152,337	$6,801,345
Interest income	321	100,178	17,317,468	170,071
Net income from securities lending	—	94	101,234	2,974
Withholding taxes on foreign income	—	—	26	—
Total investment income	321	100,272	18,571,065	6,974,390

Expenses:
Investment management fees	1,814	3,260	2,293,782	5,278,523
Distribution and service fees:
Class A	2	2	2,548	795,174
Class C	—	—	—	59,929
Transfer agent fees
Class A	2	2	644	433,334
Class C	—	—	—	11,837
Class I	—	2,018	25,321	132,209
Class I2	—	—	24,705	22,303
Class R6	28	—	—	225
Class T	—	—	—	34,045
Trustees, CCO and deferred compensation fees	21	94	13,596	33,211
Audit and tax fees	3,236	5,183	28,822	21,635
Custody fees	56	202	45,097	57,847
Legal fees	37	150	21,126	41,364
Printing and shareholder reports fees	27	235	11,786	25,782
Registration fees	5,380	5,380	29,809	49,149
Index fees	663	—	—	2,768
Filing fees	10	29	15,091	20,909
Other	19	79	11,992	24,003
Total expenses before waiver and/or reimbursement and recapture	11,295	16,634	2,524,319	7,044,247
Expenses waived and/or reimbursed:
Class A	(21)	(5)	(9)	(11,194)
Class C	—	—	—	(1,503)
Class I	—	(9,915)	(220)	—
Class I2	—	—	(2,571)	—
Class R6	(9,193)	—	—	(615)
Recapture of previously waived and/or reimbursed fees:
Class A	0	(B)	—	—	—
Class C	—	—	—	329
Class I	—	0	(B)	—	—
Class R6	—	—	—	615
Net expenses	2,081	6,714	2,521,519	7,031,879

Net investment income (loss)	(1,760)	93,558	16,049,546	(57,489)

Net realized gain (loss) on:
Investments	(10,597)	(127)	(8,875,974)	14,267,646
Futures contracts	—	—	(3,327,896)	—
Foreign currency transactions	—	—	(207,627)	—
Net realized gain (loss)	(10,597)	(127)	(12,411,497)	14,267,646

Net change in unrealized appreciation (depreciation) on:
Investments	(35,889)	(4,403)	21,278,617	174,639,913
Unfunded commitment	—	—	4,003	—
Futures contracts	—	—	2,101,352	—
Forward foreign currency contracts	—	—	(115,655)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(245,058)	22,501
Net change in unrealized appreciation (depreciation)	(35,889)	(4,403)	23,023,259	174,662,414
Net realized and change in unrealized gain (loss)	(46,486)	(4,530)	10,611,762	188,930,060
Net increase (decrease) in net assets resulting from operations	$(48,246)	$89,028	$26,661,308	$188,872,571

(A)	Fund commenced operations on March 31, 2023.
(B)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$824,837	$1,218,125	$25,918,481	$42,671,812	$(5,122,687)	$(23,880,751)
Net realized gain (loss)	701,073	3,762,754	(14,015,371)	(60,097,730)	(290,572,396)	(308,088,258)
Net change in unrealized appreciation (depreciation)	6,493,186	(23,876,663)	74,668,871	(231,419,060)	219,172,876	(2,913,744,834)
Net increase (decrease) in net assets resulting from operations	8,019,096	(18,895,784)	86,571,981	(248,844,978)	(76,522,207)	(3,245,713,843)

Dividends and/or distributions to shareholders:
Class A	—	—	(1,851,080)	(4,030,453)	(141)	(174,899,448)
Class C	—	—	(518,770)	(1,410,315)	—	(118,049,505)
Class I	—	—	(14,016,508)	(33,379,900)	—	(495,447,934)
Class I2	—	—	(7,905,399)	(11,377,545)	—	(161,992,092)
Class I3	(2,326,955)	(5,295,665)	—	—	—	—
Class R (A)	(2,822,237)	(6,629,074)	(1,732)	(163)	—	—
Class R6	—	—	(1,591,693)	(2,979,938)	—	(16,133,992)
Return of capital:
Class A	—	—	—	—	—	(3,830)
Class I	—	—	—	—	—	(2,063,959)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,149,192)	(11,924,739)	(25,885,182)	(53,178,314)	(141)	(968,590,760)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	15,067,664	30,193,938	26,122,197	152,199,978
Class C	—	—	2,567,827	3,132,809	6,247,442	39,224,349
Class I	—	—	288,014,801	401,329,583	164,596,320	811,325,240
Class I2	—	—	247,079,364	76,285,780	3,363,424	1,055,422
Class I3	296,608	1,010,065	—	—	—	—
Class R (A)	643,371	3,262,119	267,273	10,000	—	10,000
Class R6	—	—	7,124,202	92,960,913	10,390,171	11,874,781
939,979	4,272,184	560,121,131	603,913,023	210,719,554	1,015,689,770
Dividends and/or distributions reinvested:
Class A	—	—	1,633,388	3,542,526	141	161,654,061
Class C	—	—	457,133	1,218,074	—	117,848,841
Class I	—	—	11,794,944	26,835,430	—	494,269,428
Class I2	—	—	7,904,075	11,377,545	—	161,992,092
Class I3	2,326,955	5,295,665	—	—	—	—
Class R (A)	2,822,237	6,629,074	1,742	163	—	—
Class R6	—	—	1,583,900	2,963,195	—	16,133,992
5,149,192	11,924,739	23,375,182	45,936,933	141	951,898,414
Cost of shares redeemed:
Class A	—	—	(20,941,069)	(46,782,459)	(57,821,358)	(269,214,556)
Class C	—	—	(6,953,184)	(22,764,374)	(24,056,036)	(120,084,951)
Class I	—	—	(237,744,943)	(683,017,859)	(301,095,614)	(1,605,428,536)
Class I2	—	—	(46,375,904)	(117,863,597)	(1,627,872)	(279,865,320)
Class I3	(2,181,763)	(6,893,822)	—	—	—	—
Class R (A)	(2,269,075)	(13,417,907)	(137,501)	—	—	—
Class R6	—	—	(6,030,594)	(24,838,133)	(5,827,388)	(12,118,355)
(4,450,838)	(20,311,729)	(318,183,195)	(895,266,422)	(390,428,268)	(2,286,711,718)
Automatic conversions:
Class A	—	—	615,340	2,806,137	1,780,022	9,692,702
Class C	—	—	(615,340)	(2,806,137)	(1,780,022)	(9,692,702)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,638,333	(4,114,806)	265,313,118	(245,416,466)	(179,708,573)	(319,123,534)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	—	—	906	(B)	—	9,726	(B)
Class C	—	—	—	161	(B)	—	7,263	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	—	—	63,396	(C)	—	2,018,123	(C)
—	—	—	64,463	—	2,035,112
Net increase (decrease) in net assets	4,508,237	(34,935,329)	325,999,917	(547,375,295)	(256,230,921)	(4,531,393,025)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$100,073,452	$135,008,781	$1,214,513,744	$1,761,889,039	$1,589,835,872	$6,121,228,897
End of period/year	$104,581,689	$100,073,452	$1,540,513,661	$1,214,513,744	$1,333,604,951	$1,589,835,872
Capital share transactions - shares:
Shares issued:
Class A	—	—	1,875,253	3,431,145	1,359,857	4,710,090
Class C	—	—	318,557	350,986	477,941	1,716,138
Class I	—	—	35,646,157	45,862,154	7,877,189	24,624,836
Class I2	—	—	30,386,836	9,409,593	567,282	131,241
Class I3	27,390	85,685	—	—	—	—
Class R (A)	59,603	264,957	33,187	1,094	—	306
Class R6	—	—	883,633	10,046,487	1,765,544	1,322,079
	86,993	350,642	69,143,623	69,101,459	12,047,813	32,504,690
Shares reinvested:
Class A	—	—	202,344	405,537	3	3,640,857
Class C	—	—	57,014	139,289	—	3,891,970
Class I	—	—	1,457,616	3,057,892	—	10,333,062
Class I2	—	—	976,065	1,296,426	—	11,928,725
Class I3	223,325	418,637	—	—	—	—
Class R (A)	270,718	521,111	215	20	—	—
Class R6	—	—	195,901	342,433	—	1,188,070
	494,043	939,748	2,889,155	5,241,597	3	30,982,684
Shares redeemed:
Class A	—	—	(2,595,346)	(5,353,324)	(3,064,253)	(8,625,104)
Class C	—	—	(868,040)	(2,628,473)	(1,881,713)	(5,951,940)
Class I	—	—	(29,382,333)	(78,347,081)	(14,712,059)	(47,862,647)
Class I2	—	—	(5,750,381)	(13,742,281)	(298,375)	(25,955,202)
Class I3	(202,852)	(579,516)	—	—	—	—
Class R (A)	(210,696)	(1,102,791)	(16,975)	—	—	—
Class R6	—	—	(748,738)	(2,891,966)	(1,030,439)	(1,257,760)
	(413,548)	(1,682,307)	(39,361,813)	(102,963,125)	(20,986,839)	(89,652,653)
Automatic conversions:
Class A	—	—	76,128	318,676	92,314	312,653
Class C	—	—	(76,659)	(320,904)	(136,615)	(455,463)
	—	—	(531)	(2,228)	(44,301)	(142,810)
Net increase (decrease) in shares outstanding:
Class A	—	—	(441,621)	(1,197,966)	(1,612,079)	38,496
Class C	—	—	(569,128)	(2,459,102)	(1,540,387)	(799,295)
Class I	—	—	7,721,440	(29,427,035)	(6,834,870)	(12,904,749)
Class I2	—	—	25,612,520	(3,036,262)	268,907	(13,895,236)
Class I3	47,863	(75,194)	—	—	—	—
Class R (A)	119,625	(316,723)	16,427	1,114	—	306
Class R6	—	—	330,796	7,496,954	735,105	1,252,389
	167,488	(391,917)	32,670,434	(28,622,297)	(8,983,324)	(26,308,089)

(A)	Class R commenced operations for Transamerica Bond and Transamerica Capital Growth on March 1, 2022.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Core Bond	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Opportunities
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$45,141,137	$39,303,788	$8,117,864	$17,450,126	$7,403,284	$31,740,961
Net realized gain (loss)	(3,926,256)	(85,600,980)	(8,236,762)	(59,569,228)	(55,352,980)	(120,320,054)
Net change in unrealized appreciation (depreciation)	117,033,393	(251,676,763)	26,029,519	(34,150,699)	190,421,549	(407,639,788)
Net increase (decrease) in net assets resulting from operations	158,248,274	(297,973,955)	25,910,621	(76,269,801)	142,471,853	(496,218,881)

Dividends and/or distributions to shareholders:
Class A (A)	(772)	—	(164,998)	(359,118)	—	—
Class C (A)	(672)	—	(39,469)	(101,334)	—	—
Class I (A)	(201)	—	(3,835,229)	(8,933,342)	(165,221)	(850,852)
Class I2	(38,527,293)	(47,281,080)	(1,495,089)	(3,795,406)	(24,089,593)	(128,860,039)
Class I3	(4,768,607)	(13,080,760)	—	—	—	—
Class R	(364,702)	(1,027,942)	—	—	—	—
Class R4	(1,838,040)	(5,206,356)	—	—	—	—
Class R6	(32,991)	(6,488)	(518,821)	(1,097,273)	(1,522,032)	(794,158)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(45,533,278)	(66,602,626)	(6,053,606)	(14,286,473)	(25,776,846)	(130,505,049)

Capital share transactions:
Proceeds from shares sold:
Class A (A)	98,170	—	3,501,848	1,774,050	—	—
Class C (A)	285,586	—	128,724	178,597	—	—
Class I (A)	40,648	—	52,078,263	96,279,658	600	150,000
Class I2	47,191,942	1,185,591,287	71,509,344	3,940,641	35,926,697	1,782,951
Class I3	10,748,524	12,195,099	—	—	—	—
Class R	515,813	2,716,188	—	—	—	—
Class R4	7,337,047	10,604,436	—	—	—	—
Class R6	3,124,899	984,748	551,021	23,565,276	615,973	87,151,816
69,342,629	1,212,091,758	127,769,200	125,738,222	36,543,270	89,084,767
Dividends and/or distributions reinvested:
Class A (A)	772	—	155,584	335,787	—	—
Class C (A)	589	—	33,093	85,215	—	—
Class I (A)	201	—	3,465,452	7,901,634	127,140	826,787
Class I2	38,527,293	47,281,080	1,495,089	3,795,406	24,089,593	128,860,039
Class I3	4,768,607	13,080,760	—	—	—	—
Class R	364,702	1,027,942	—	—	—	—
Class R4	1,838,040	5,206,356	—	—	—	—
Class R6	32,999	6,488	518,821	1,097,273	1,522,032	794,158
45,533,203	66,602,626	5,668,039	13,215,315	25,738,765	130,480,984
Cost of shares redeemed:
Class A (A)	(6,302)	—	(4,476,318)	(3,904,335)	—	—
Class C (A)	(66,862)	—	(427,541)	(775,257)	—	—
Class I (A)	(2)	—	(45,855,174)	(150,449,804)	(251,083)	(72,760)
Class I2	(49,024,528)	(121,962,960)	(1,421,316)	(116,631,704)	(87,242,228)	(110,928,759)
Class I3	(15,024,053)	(81,919,846)	—	—	—	—
Class R	(2,440,436)	(6,245,808)	—	—	—	—
Class R4	(8,747,528)	(38,958,532)	—	—	—	—
Class R6	(855,373)	(254,048)	(7,719,050)	(4,588,571)	(4,053,381)	(9,284,177)
(76,165,084)	(249,341,194)	(59,899,399)	(276,349,671)	(91,546,692)	(120,285,696)
Automatic conversions:
Class A	—	—	151,776	611,583	—	—
Class C	—	—	(151,776)	(611,583)	—	—
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	38,710,748	1,029,353,190	73,537,840	(137,396,134)	(29,264,657)	99,280,055
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	—	—	22	(B)	—	—
Class C	—	—	—	16	(B)	—	—
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	—	—	732,353	(C)	—	6,101	(C)
—	—	—	732,391	—	6,101
Net increase (decrease) in net assets	151,425,744	664,776,609	93,394,855	(227,220,017)	87,430,350	(527,437,774)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Core Bond			Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities
	April 30, 2023 (unaudited)		October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$2,349,229,094		$1,684,452,485	$192,126,450	$419,346,467	$804,632,077	$1,332,069,851
End of period/year	$2,500,654,838		$2,349,229,094	$285,521,305	$192,126,450	$892,062,427	$804,632,077

Capital share transactions - shares:
Shares issued:
Class A (A)	11,232		—	403,937	187,020	—	—
Class C (A)	32,611		—	15,471	19,474	—	—
Class I (A)	4,688		—	5,904,347	10,238,949	19	20,215
Class I2	5,405,058		134,484,639	8,123,883	473,767	4,522,928	217,248
Class I3	1,239,477		1,289,773	—	—	—	—
Class R	59,359		275,038	—	—	—	—
Class R4	843,589		1,117,398	—	—	—	—
Class R6	359,297		109,932	62,621	2,414,036	81,557	8,587,270
	7,955,311		137,276,780	14,510,259	13,333,246	4,604,504	8,824,733
Shares reinvested:
Class A (A)	88		—	18,114	35,942	—	—
Class C (A)	68		—	3,873	9,034	—	—
Class I (A)	23		—	402,017	849,778	17,066	83,058
Class I2	4,432,340		5,006,893	173,725	388,410	3,229,168	12,898,903
Class I3	547,746		1,357,106	—	—	—	—
Class R	41,801		106,256	—	—	—	—
Class R4	210,914		538,847	—	—	—	—
Class R6	3,781		741	60,155	118,328	202,667	79,021
	5,236,761		7,009,843	657,884	1,401,492	3,448,901	13,060,982
Shares redeemed:
Class A (A)	(722)		—	(514,444)	(430,795)	—	—
Class C (A)	(7,530)		—	(50,341)	(81,952)	—	—
Class I (A)	(0	)(D)	—	(5,305,730)	(15,882,679)	(32,430)	(9,354)
Class I2	(5,604,816)		(12,866,157)	(160,741)	(13,110,992)	(11,563,478)	(11,564,340)
Class I3	(1,718,037)		(8,660,153)	—	—	—	—
Class R	(279,413)		(655,759)	—	—	—	—
Class R4	(1,003,134)		(4,153,187)	—	—	—	—
Class R6	(98,161)		(29,000)	(884,675)	(495,174)	(522,967)	(1,199,548)
	(8,711,813)		(26,364,256)	(6,915,931)	(30,001,592)	(12,118,875)	(12,773,242)
Automatic conversions:
Class A	—		—	17,481	69,233	—	—
Class C	—		—	(17,591)	(69,655)	—	—
	—		—	(110)	(422)	—	—
Net increase (decrease) in shares outstanding:
Class A (A)	10,598		—	(74,912)	(138,600)	—	—
Class C (A)	25,149		—	(48,588)	(123,099)	—	—
Class I (A)	4,711		—	1,000,634	(4,793,952)	(15,345)	93,919
Class I2	4,232,582		126,625,375	8,136,867	(12,248,815)	(3,811,382)	1,551,811
Class I3	69,186		(6,013,274)	—	—	—	—
Class R	(178,253)		(274,465)	—	—	—	—
Class R4	51,369		(2,496,942)	—	—	—	—
Class R6	264,917		81,673	(761,899)	2,037,190	(238,743)	7,466,743
	4,480,259		117,922,367	8,252,102	(15,267,276)	(4,065,470)	9,112,473

(A)	Class A, C and I commenced operations for Transamerica Core Bond on November 1, 2022.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.
(D)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$2,767,579	$2,898,739	$7,458,900	$15,188,452	$8,969,732	$4,127,132
Net realized gain (loss)	807,695	12,744,552	(2,977,318)	(13,751,962)	(653)	(763)
Net change in unrealized appreciation (depreciation)	(7,118,138)	(3,595,118)	4,502,259	(16,585,426)	—	—
Net increase (decrease) in net assets resulting from operations	(3,542,864)	12,048,173	8,983,841	(15,148,936)	8,969,079	4,126,369

Dividends and/or distributions to shareholders:
Class A	(599,590)	—	(529,335)	(599,854)	(4,179,428)	(1,850,659)
Class C	(99,728)	—	(506,656)	(470,137)	(140,459)	(71,278)
Class I	(1,067,080)	—	(4,366,873)	(4,927,292)	(519,723)	(234,547)
Class I2	(1,265,548)	—	(1,948,169)	(9,300,081)	(58,237)	(26,824)
Class I3	—	—	—	—	(1,117,064)	(544,488)
Class R2	—	—	—	—	(2,102,875)	(830,354)
Class R4	—	—	—	—	(851,539)	(596,315)
Return of capital:
Class A	—	(1,052,602)	—	(6,676)	—	—
Class C	—	(236,612)	—	(5,233)	—	—
Class I	—	(2,030,102)	—	(54,841)	—	—
Class I2	—	(4,182,727)	—	(103,509)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,031,946)	(7,502,043)	(7,351,033)	(15,467,623)	(8,969,325)	(4,154,465)

Capital share transactions:
Proceeds from shares sold:
Class A	1,620,513	19,100,606	807,495	7,759,646	36,604,839	63,682,098
Class C	666,177	2,411,711	1,314,118	6,787,798	1,500,785	5,851,565
Class I	6,866,646	26,261,239	45,498,139	96,792,889	2,060,746	28,748,498
Class I2	1,976,513	7,599,371	—	186,000,000	746,993	3,006,076
Class I3	—	—	—	—	272,178,204	481,502,563
Class R2	—	—	—	—	7,878,369	36,014,678
Class R4	—	—	—	—	35,847,096	55,558,298
11,129,849	55,372,927	47,619,752	297,340,333	356,817,032	674,363,776
Dividends and/or distributions reinvested:
Class A	561,806	966,646	524,428	600,591	4,167,798	1,847,044
Class C	98,738	233,757	503,030	472,858	136,976	70,339
Class I	1,061,070	2,018,845	4,357,072	4,971,123	517,994	232,607
Class I2	1,265,548	4,182,727	1,948,169	9,396,253	58,237	26,824
Class I3	—	—	—	—	1,117,064	544,497
Class R2	—	—	—	—	2,102,875	830,377
Class R4	—	—	—	—	851,539	596,325
2,987,162	7,401,975	7,332,699	15,440,825	8,952,483	4,148,013
Cost of shares redeemed:
Class A	(4,887,737)	(11,126,694)	(2,831,232)	(5,813,299)	(59,833,386)	(84,496,059)
Class C	(803,970)	(1,324,669)	(1,868,943)	(4,386,749)	(2,729,461)	(5,298,723)
Class I	(10,546,710)	(13,748,264)	(56,625,394)	(97,780,672)	(2,061,254)	(26,280,278)
Class I2	(1,593,720)	(111,569,339)	—	(270,601,820)	(1,391,388)	(3,457,753)
Class I3	—	—	—	—	(290,793,830)	(478,205,484)
Class R2	—	—	—	—	(23,680,830)	(33,742,868)
Class R4	—	—	—	—	(48,975,801)	(58,232,353)
(17,832,137)	(137,768,966)	(61,325,569)	(378,582,540)	(429,465,950)	(689,713,518)
Automatic conversions:
Class A	1,068,423	2,051,910	151,577	250,912	593,459	1,404,529
Class C	(1,068,423)	(2,051,910)	(151,577)	(250,912)	(593,459)	(1,404,529)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,715,126)	(74,994,064)	(6,373,118)	(65,801,382)	(63,696,435)	(11,201,729)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	48	(A)	—	—	—	—
Class C	—	318	(A)	—	854	(A)	—	—
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	29,842	(B)	—	3,650	(B)	—	27,790	(B)
—	30,208	—	4,504	—	27,790
Net increase (decrease) in net assets	(10,289,936)	(70,417,726)	(4,740,310)	(96,413,437)	(63,696,681)	(11,202,035)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Energy Infrastructure		Transamerica Floating Rate		Transamerica Government Money Market
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$148,340,279	$218,758,005	$189,816,678	$286,230,115	$566,793,504	$577,995,539
End of period/year	$138,050,343	$148,340,279	$185,076,368	$189,816,678	$503,096,823	$566,793,504

Capital share transactions - shares:
Shares issued:
Class A	235,270	2,766,550	89,560	831,920	36,604,839	63,682,098
Class C	96,245	341,167	145,877	732,401	1,500,785	5,851,565
Class I	994,925	3,713,117	5,094,900	10,428,586	2,060,746	28,748,498
Class I2	284,742	1,043,116	—	19,599,586	746,993	3,006,076
Class I3	—	—	—	—	272,178,204	481,502,563
Class R2	—	—	—	—	7,878,369	36,014,678
Class R4	—	—	—	—	35,847,096	55,558,298
	1,611,182	7,863,950	5,330,337	31,592,493	356,817,032	674,363,776
Shares reinvested:
Class A	84,428	143,604	58,305	65,888	4,167,798	1,847,044
Class C	14,820	34,596	55,893	51,921	136,976	70,339
Class I	159,508	300,041	486,771	546,830	517,994	232,607
Class I2	190,219	626,660	216,708	1,023,722	58,237	26,824
Class I3	—	—	—	—	1,117,064	544,497
Class R2	—	—	—	—	2,102,875	830,377
Class R4	—	—	—	—	851,539	596,325
	448,975	1,104,901	817,677	1,688,361	8,952,483	4,148,013
Shares redeemed:
Class A	(711,110)	(1,600,213)	(314,274)	(634,926)	(59,833,386)	(84,496,059)
Class C	(118,683)	(189,488)	(207,970)	(482,127)	(2,729,461)	(5,298,723)
Class I	(1,523,912)	(1,992,532)	(6,333,916)	(10,721,273)	(2,061,254)	(26,280,278)
Class I2	(230,991)	(16,058,640)	—	(30,262,065)	(1,391,388)	(3,457,753)
Class I3	—	—	—	—	(290,793,830)	(478,205,484)
Class R2	—	—	—	—	(23,680,830)	(33,742,868)
Class R4	—	—	—	—	(48,975,801)	(58,232,353)
	(2,584,696)	(19,840,873)	(6,856,160)	(42,100,391)	(429,465,950)	(689,713,518)
Automatic conversions:
Class A	156,114	294,920	16,826	27,448	593,459	1,404,529
Class C	(156,313)	(295,616)	(16,813)	(27,433)	(593,459)	(1,404,529)
	(199)	(696)	13	15	—	—
Net increase (decrease) in shares outstanding:
Class A	(235,298)	1,604,861	(149,583)	290,330	(18,467,290)	(17,562,388)
Class C	(163,931)	(109,341)	(23,013)	274,762	(1,685,159)	(781,348)
Class I	(369,479)	2,020,626	(752,245)	254,143	517,486	2,700,827
Class I2	243,970	(14,388,864)	216,708	(9,638,757)	(586,158)	(424,853)
Class I3	—	—	—	—	(17,498,562)	3,841,576
Class R2	—	—	—	—	(13,699,586)	3,102,187
Class R4	—	—	—	—	(12,277,166)	(2,077,730)
	(524,738)	(10,872,718)	(708,133)	(8,819,522)	(63,696,435)	(11,201,729)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica High Yield Bond	Transamerica High Yield ESG	Transamerica High Yield Muni
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$32,102,543	$83,892,359	$1,049,110	$941,608	$2,209,745	$5,072,857
Net realized gain (loss)	(27,512,250)	(42,534,180)	(580,911)	(68,907)	(7,058,049)	(8,141,151)
Net change in unrealized appreciation (depreciation)	46,770,994	(269,564,448)	1,406,730	(3,473,500)	14,019,625	(35,796,773)
Net increase (decrease) in net assets resulting from operations	51,361,287	(228,206,269)	1,874,929	(2,600,799)	9,171,321	(38,865,067)

Dividends and/or distributions to shareholders:
Class A	(1,718,900)	(3,490,422)	—	—	(336,811)	(887,353)
Class C	(198,036)	(469,641)	—	—	(156,419)	(310,933)
Class I	(16,162,624)	(36,046,315)	(30,288)	(48,485)	(1,718,495)	(4,305,394)
Class I2	(7,343,160)	(29,141,594)	(1,025,592)	(971,528)	(229)	(404)
Class I3	(4,370,305)	(9,621,930)	—	—	—	—
Class R	(464,686)	(949,176)	—	—	—	—
Class R4	(1,120,772)	(2,528,935)	—	—	—	—
Class R6 (A)	(1,818,263)	(3,446,827)	(98)	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(33,196,746)	(85,694,840)	(1,055,978)	(1,020,013)	(2,211,954)	(5,504,084)

Capital share transactions:
Proceeds from shares sold:
Class A	49,508,088	54,839,627	—	—	779,645	18,771,108
Class C	343,367	1,625,508	—	—	1,494,051	2,898,754
Class I	95,499,951	293,063,516	28,418	55,416	26,534,129	145,812,944
Class I2	666,073	28,859,633	117,762	17,849,927	—	—
Class I3	3,720,420	7,470,154	—	—	—	—
Class R	604,797	1,437,504	—	—	—	—
Class R4	1,805,088	6,574,652	—	—	—	—
Class R6 (A)	10,985,041	33,586,767	10,000	—	—	—
163,132,825	427,457,361	156,180	17,905,343	28,807,825	167,482,806
Dividends and/or distributions reinvested:
Class A	1,595,839	3,226,977	—	—	316,337	850,987
Class C	194,481	461,232	—	—	155,578	309,665
Class I	16,144,051	35,933,706	30,288	48,485	1,715,056	4,302,083
Class I2	7,343,160	29,141,594	1,025,592	971,528	229	404
Class I3	4,370,305	9,621,930	—	—	—	—
Class R	464,686	949,176	—	—	—	—
Class R4	1,120,772	2,528,935	—	—	—	—
Class R6 (A)	1,818,162	3,415,117	98	—	—	—
33,051,456	85,278,667	1,055,978	1,020,013	2,187,200	5,463,139
Cost of shares redeemed:
Class A	(47,494,484)	(69,443,033)	—	—	(3,141,312)	(25,275,559)
Class C	(1,090,868)	(4,282,196)	—	—	(1,646,090)	(4,677,083)
Class I	(109,965,690)	(487,085,676)	(1,026)	(54,356)	(50,626,654)	(152,206,683)
Class I2	(1,336,094)	(615,949,412)	(2,178,741)	(134,937)	—	—
Class I3	(10,787,614)	(53,016,377)	—	—	—	—
Class R	(1,361,533)	(5,641,797)	—	—	—	—
Class R4	(10,749,389)	(18,094,402)	—	—	—	—
Class R6	(7,312,153)	(27,003,054)	—	—	—	—
(190,097,825)	(1,280,515,947)	(2,179,767)	(189,293)	(55,414,056)	(182,159,325)
Automatic conversions:
Class A	363,381	1,236,373	—	—	365,104	377,386
Class C	(363,381)	(1,236,373)	—	—	(365,104)	(377,386)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	6,086,456	(767,779,919)	(967,609)	18,736,063	(24,419,031)	(9,213,380)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	1,263	(B)	—	—	—	—
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	117,830	(C)	—	—	—	13,205	(C)
—	119,093	—	—	—	13,205
Net increase (decrease) in net assets	24,250,997	(1,081,561,935)	(148,658)	15,115,251	(17,459,664)	(53,569,326)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield ESG		Transamerica High Yield Muni
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$1,166,297,018	$2,247,858,953	$36,333,535	$21,218,284	$119,078,146	$172,647,472
End of period/year	$1,190,548,015	$1,166,297,018	$36,184,877	$36,333,535	$101,618,482	$119,078,146

Capital share transactions - shares:
Shares issued:
Class A	6,324,768	6,375,456	—	—	77,235	1,617,089
Class C	44,282	193,257	—	—	148,480	257,378
Class I	12,156,931	34,930,452	3,251	5,674	2,627,238	12,913,854
Class I2	83,880	3,274,664	13,623	2,054,077	—	—
Class I3	470,600	863,409	—	—	—	—
Class R	77,246	163,613	—	—	—	—
Class R4	228,752	782,662	—	—	—	—
Class R6 (A)	1,394,034	3,750,933	1,159	—	—	—
	20,780,493	50,334,446	18,033	2,059,751	2,852,953	14,788,321
Shares reinvested:
Class A	205,161	388,490	—	—	31,394	76,528
Class C	25,067	55,702	—	—	15,435	27,930
Class I	2,055,215	4,286,842	3,495	5,284	170,585	388,362
Class I2	932,411	3,408,918	117,844	106,855	22	37
Class I3	554,943	1,145,922	—	—	—	—
Class R	59,005	113,182	—	—	—	—
Class R4	142,227	302,580	—	—	—	—
Class R6 (A)	230,861	408,429	11	—	—	—
	4,204,890	10,110,065	121,350	112,139	217,436	492,857
Shares redeemed:
Class A	(6,074,225)	(8,089,078)	—	—	(312,124)	(2,333,716)
Class C	(141,249)	(517,663)	—	—	(164,439)	(427,367)
Class I	(14,015,065)	(57,853,719)	(119)	(5,731)	(5,100,273)	(13,898,891)
Class I2	(170,319)	(75,152,084)	(249,343)	(15,912)	—	—
Class I3	(1,373,232)	(6,248,879)	—	—	—	—
Class R	(173,055)	(646,690)	—	—	—	—
Class R4	(1,366,838)	(2,076,538)	—	—	—	—
Class R6 (A)	(930,746)	(3,119,054)	—	—	—	—
	(24,244,729)	(153,703,705)	(249,462)	(21,643)	(5,576,836)	(16,659,974)
Automatic conversions:
Class A	46,919	149,198	—	—	35,772	33,971
Class C	(47,030)	(149,814)	—	—	(35,756)	(33,935)
	(111)	(616)	—	—	16	36
Net increase (decrease) in shares outstanding:
Class A	502,623	(1,175,934)	—	—	(167,723)	(606,128)
Class C	(118,930)	(418,518)	—	—	(36,280)	(175,994)
Class I	197,081	(18,636,425)	6,627	5,227	(2,302,450)	(596,675)
Class I2	845,972	(68,468,502)	(117,876)	2,145,020	22	37
Class I3	(347,689)	(4,239,548)	—	—	—	—
Class R	(36,804)	(369,895)	—	—	—	—
Class R4	(995,859)	(991,296)	—	—	—	—
Class R6 (A)	694,149	1,040,308	1,170	—	—	—
	740,543	(93,259,810)	(110,079)	2,150,247	(2,506,431)	(1,378,760)

(A)	Class R6 commenced operations for Transamerica High Yield ESG on March 1, 2023.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities	Transamerica Intermediate Muni
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$1,969,011	$7,017,419	$1,296,178	$6,331,967	$16,628,005	$41,800,789
Net realized gain (loss)	(2,748,880)	(165,967)	(1,599,991)	1,012,086	(70,305,380)	(83,212,689)
Net change in unrealized appreciation (depreciation)	7,465,766	(23,443,901)	4,252,411	(19,221,311)	172,329,872	(322,013,319)
Net increase (decrease) in net assets resulting from operations	6,685,897	(16,592,449)	3,948,598	(11,877,258)	118,652,497	(363,425,219)

Dividends and/or distributions to shareholders:
Class A	(63,633)	(101,407)	—	—	(2,069,768)	(5,546,940)
Class C	(19,343)	(36,070)	—	—	(658,354)	(1,718,903)
Class I	(303,653)	(606,751)	—	—	(13,976,418)	(45,169,620)
Class I2	(3,406,769)	(5,285,775)	—	—	(134)	(265)
Class I3	—	—	(1,329,057)	(6,052,344)	—	—
Class R	—	—	(121,816)	(580,537)	—	—
Class R4	—	—	(14,996)	(70,252)	—	—
Class R6	(4,731)	(5,294)	—	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,798,129)	(6,035,297)	(1,465,869)	(6,703,133)	(16,704,674)	(52,435,728)

Capital share transactions:
Proceeds from shares sold:
Class A	4,971	2,389,828	—	—	26,136,880	52,203,426
Class C	24,496	767,225	—	—	6,449,483	7,677,324
Class I	2,615,900	9,319,675	—	—	321,104,669	814,221,877
Class I2	22,654,142	33,496,097	—	—	—	—
Class I3	—	—	415,215	3,029,811	—	—
Class R	—	—	215,723	2,290,324	—	—
Class R4	—	—	136,823	429,351	—	—
Class R6	10,292	124,824	—	—	—	—
25,309,801	46,097,649	767,761	5,749,486	353,691,032	874,102,627
Dividends and/or distributions reinvested:
Class A	63,633	101,407	—	—	1,827,012	4,861,242
Class C	19,343	36,070	—	—	598,254	1,537,658
Class I	303,653	606,751	—	—	12,680,888	39,084,682
Class I2	3,406,769	5,285,775	—	—	134	265
Class I3	—	—	1,329,057	6,052,344	—	—
Class R	—	—	121,816	580,537	—	—
Class R4	—	—	14,996	70,252	—	—
Class R6	4,731	5,294	—	—	—	—
3,798,129	6,035,297	1,465,869	6,703,133	15,106,288	45,483,847
Cost of shares redeemed:
Class A	(331,101)	(1,617,182)	—	—	(50,399,226)	(126,220,054)
Class C	(178,575)	(380,792)	—	—	(13,303,861)	(32,843,464)
Class I	(5,585,422)	(11,641,025)	—	—	(483,326,665)	(1,652,268,881)
Class I2	(4,252,098)	(35,221,202)	—	—	—	—
Class I3	—	—	(9,959,271)	(15,282,521)	—	—
Class R	—	—	(1,158,755)	(3,152,739)	—	—
Class R4	—	—	(277,193)	(443,005)	—	—
Class R6	(23,717)	(23,234)	—	—	—	—
(10,370,913)	(48,883,435)	(11,395,219)	(18,878,265)	(547,029,752)	(1,811,332,399)
Automatic conversions:
Class A	20,548	432,599	—	—	4,879,523	11,023,179
Class C	(20,548)	(432,599)	—	—	(4,879,523)	(11,023,179)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	18,737,017	3,249,511	(9,161,589)	(6,425,646)	(178,232,432)	(891,745,925)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	1,104	(A)	—	—	—	30	(A)
Class C	—	4,411	(A)	—	—	—	75	(A)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	—	—	—	—	842,261	(B)
—	5,515	—	—	—	842,366
Net increase (decrease) in net assets	21,624,785	(19,372,720)	(6,678,860)	(25,006,037)	(76,284,609)	(1,306,764,506)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities		Transamerica Intermediate Muni
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$115,742,908	$135,115,628	$84,798,426	$109,804,463	$1,425,375,163	$2,732,139,669
End of period/year	$137,367,693	$115,742,908	$78,119,566	$84,798,426	$1,349,090,554	$1,425,375,163

Capital share transactions - shares:
Shares issued:
Class A	519	219,484	—	—	2,491,835	4,640,459
Class C	2,626	72,897	—	—	616,184	687,794
Class I	273,139	873,460	—	—	30,482,811	73,288,061
Class I2	2,364,561	2,997,694	—	—	—	—
Class I3	—	—	44,619	288,588	—	—
Class R	—	—	23,163	214,332	—	—
Class R4	—	—	14,648	40,729	—	—
Class R6	1,067	11,754	—	—	—	—
	2,641,912	4,175,289	82,430	543,649	33,590,830	78,616,314
Shares reinvested:
Class A	6,726	9,743	—	—	173,420	435,093
Class C	2,100	3,550	—	—	56,899	137,299
Class I	31,833	57,599	—	—	1,199,149	3,482,855
Class I2	355,955	500,575	—	—	13	23
Class I3	—	—	143,496	600,959	—	—
Class R	—	—	13,134	57,648	—	—
Class R4	—	—	1,614	7,004	—	—
Class R6	494	509	—	—	—	—
	397,108	571,976	158,244	665,611	1,429,481	4,055,270
Shares redeemed:
Class A	(34,714)	(155,517)	—	—	(4,845,253)	(11,602,238)
Class C	(19,348)	(38,963)	—	—	(1,271,629)	(2,992,006)
Class I	(580,142)	(1,136,936)	—	—	(46,301,862)	(151,238,585)
Class I2	(440,460)	(3,271,418)	—	—	—	—
Class I3	—	—	(1,057,612)	(1,489,909)	—	—
Class R	—	—	(124,483)	(301,482)	—	—
Class R4	—	—	(29,672)	(41,472)	—	—
Class R6	(2,430)	(2,236)	—	—	—	—
	(1,077,094)	(4,605,070)	(1,211,767)	(1,832,863)	(52,418,744)	(165,832,829)
Automatic conversions:
Class A	2,155	41,333	—	—	463,804	976,127
Class C	(2,213)	(42,480)	—	—	(464,611)	(977,953)
	(58)	(1,147)	—	—	(807)	(1,826)
Net increase (decrease) in shares outstanding:
Class A	(25,314)	115,043	—	—	(1,716,194)	(5,550,559)
Class C	(16,835)	(4,996)	—	—	(1,063,157)	(3,144,866)
Class I	(275,170)	(205,877)	—	—	(14,619,902)	(74,467,669)
Class I2	2,280,056	226,851	—	—	13	23
Class I3	—	—	(869,497)	(600,362)	—	—
Class R	—	—	(88,186)	(29,502)	—	—
Class R4	—	—	(13,410)	6,261	—	—
Class R6	(869)	10,027	—	—	—	—
	1,961,868	141,048	(971,093)	(623,603)	(17,399,240)	(83,163,071)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$48,590,663	$123,929,259	$9,735,348	$24,326,524	$6,146,209	$14,527,237
Net realized gain (loss)	(43,335,786)	(3,894,972)	17,122,901	(15,211,888)	(4,856,180)	13,803,942
Net change in unrealized appreciation (depreciation)	959,156,099	(1,375,303,511)	134,692,467	(368,186,668)	152,284,014	(257,720,764)
Net increase (decrease) in net assets resulting from operations	964,410,976	(1,255,269,224)	161,550,716	(359,072,032)	153,574,043	(229,389,585)

Dividends and/or distributions to shareholders:
Class A	(964,032)	(5,664,602)	(7,973)	(30,102)	—	—
Class C	—	(851,499)	—	—	—	—
Class I	(25,446,962)	(109,001,944)	(1,389)	(1,532)	(8,352,288)	(12,832,262)
Class I2	(14,431,073)	(54,734,050)	(17,244,609)	(85,983,318)	(13,400,508)	(17,994,779)
Class I3	(1,418,735)	(5,782,446)	—	—	—	—
Class R	(121,693)	(936,264)	—	—	—	—
Class R4	(28,436)	(764,859)	—	—	—	—
Class R6	(4,808,477)	(15,500,281)	(229,918)	(902,100)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(47,219,408)	(193,235,945)	(17,483,889)	(86,917,052)	(21,752,796)	(30,827,041)

Capital share transactions:
Proceeds from shares sold:
Class A	10,979,232	63,159,040	112,299	316,716	—	—
Class C	755,184	2,456,570	—	—	—	—
Class I	429,985,141	1,525,275,479	12,000	60,000	35,097,647	68,334,792
Class I2	15,849,345	127,814,191	43,529,520	17,227,085	901,311	3,725,315
Class I3	180,494	4,606,672	—	—	—	—
Class R	398,628	1,219,446	—	—	—	—
Class R4	538,212	2,328,901	—	—	—	—
Class R6	62,281,413	155,744,951	786,233	16,313,577	—	—
520,967,649	1,882,605,250	44,440,052	33,917,378	35,998,958	72,060,107
Issued from fund acquisition:
Class A	—	59,144,888	—	—	—	—
Class C	—	2,828,913	—	—	—	—
Class I	—	34,894,866	—	—	—	—
Class R6	—	945,301	—	—	—	—
—	97,813,968	—	—	—	—
Dividends and/or distributions reinvested:
Class A	716,315	4,547,089	7,973	30,102	—	—
Class C	—	793,944	—	—	—	—
Class I	23,283,465	100,725,723	1,389	1,532	8,335,429	12,786,486
Class I2	14,431,073	54,734,050	17,244,609	85,983,318	13,400,508	17,994,779
Class I3	1,418,735	5,782,446	—	—	—	—
Class R	121,693	936,264	—	—	—	—
Class R4	28,436	764,859	—	—	—	—
Class R6	4,073,463	13,854,685	229,918	902,100	—	—
44,073,180	182,139,060	17,483,889	86,917,052	21,735,937	30,781,265
Cost of shares redeemed:
Class A	(24,902,299)	(50,970,449)	(98,569)	(190,520)	—	—
Class C	(2,598,538)	(5,719,919)	—	—	—	—
Class I	(425,719,783)	(1,506,857,733)	(2,014)	(1,339)	(54,506,882)	(88,883,520)
Class I2	(428,376,566)	(177,994,211)	(153,706,372)	(267,454,456)	(79,630,558)	(24,326,615)
Class I3	(7,876,288)	(21,213,787)	—	—	—	—
Class R	(1,235,741)	(6,131,548)	—	—	—	—
Class R4	(715,700)	(17,766,978)	—	—	—	—
Class R6	(55,519,121)	(104,600,015)	(1,533,408)	(667,044)	—	—
(946,944,036)	(1,891,254,640)	(155,340,363)	(268,313,359)	(134,137,440)	(113,210,135)
Automatic conversions:
Class A	2,596,134	4,051,458	—	—	—	—
Class C	(2,596,134)	(4,051,458)	—	—	—	—
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(381,903,207)	271,303,638	(93,416,422)	(147,478,929)	(76,402,545)	(10,368,763)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	1,140	(A)	—	86	(A)	—	—
Class C	—	166	(A)	—	—	—	—
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	2,271,450	(B)	—	—	—	239,586	(B)
—	2,272,756	—	86	—	239,586
Net increase (decrease) in net assets	535,288,361	(1,174,928,775)	50,650,405	(593,467,927)	55,418,702	(270,345,803)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Focus		Transamerica International Small Cap Value
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$4,183,693,462	$5,358,622,237	$874,826,178	$1,468,294,105	$567,874,581	$838,220,384
End of period/year	$4,718,981,823	$4,183,693,462	$925,476,583	$874,826,178	$623,293,283	$567,874,581

Capital share transactions - shares:
Shares issued:
Class A	593,926	3,233,573	14,409	36,449	—	—
Class C	40,752	123,410	—	—	—	—
Class I	22,584,567	80,281,624	1,455	7,602	2,678,273	5,405,943
Class I2	829,604	6,792,393	5,441,246	1,902,029	67,693	259,665
Class I3	9,514	250,287	—	—	—	—
Class R	20,859	65,576	—	—	—	—
Class R4	27,752	122,253	—	—	—	—
Class R6	3,268,375	8,116,987	98,721	1,652,886	—	—
	27,375,349	98,986,103	5,555,831	3,598,966	2,745,966	5,665,608
Shares issued on fund acquisition:
Class A	—	2,800,779	—	—	—	—
Class C	—	136,391	—	—	—	—
Class I	—	1,631,882	—	—	—	—
Class R6	—	43,687	—	—	—	—
	—	4,612,739	—	—	—	—
Shares reinvested:
Class A	40,197	222,569	1,041	3,182	—	—
Class C	—	39,304	—	—	—	—
Class I	1,293,526	4,911,202	180	161	679,888	851,075
Class I2	800,836	2,649,276	2,251,254	9,098,764	1,091,247	1,187,774
Class I3	78,167	277,869	—	—	—	—
Class R	6,672	44,797	—	—	—	—
Class R4	1,561	36,737	—	—	—	—
Class R6	223,694	663,539	29,859	95,058	—	—
	2,444,653	8,845,293	2,282,334	9,197,165	1,771,135	2,038,849
Shares redeemed:
Class A	(1,339,687)	(2,796,709)	(12,378)	(23,488)	—	—
Class C	(142,450)	(313,505)	—	—	—	—
Class I	(22,948,690)	(82,876,943)	(249)	(132)	(4,228,496)	(6,907,020)
Class I2	(21,817,082)	(9,206,342)	(18,889,570)	(33,172,501)	(5,775,013)	(1,752,676)
Class I3	(418,044)	(1,124,601)	—	—	—	—
Class R	(65,265)	(332,778)	—	—	—	—
Class R4	(37,552)	(943,497)	—	—	—	—
Class R6	(2,980,984)	(5,318,420)	(194,088)	(74,970)	—	—
	(49,749,754)	(102,912,795)	(19,096,285)	(33,271,091)	(10,003,509)	(8,659,696)
Automatic conversions:
Class A	138,244	221,594	—	—	—	—
Class C	(140,169)	(224,866)	—	—	—	—
	(1,925)	(3,272)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	(567,320)	3,681,806	3,072	16,143	—	—
Class C	(241,867)	(239,266)	—	—	—	—
Class I	929,403	3,947,765	1,386	7,631	(870,335)	(650,002)
Class I2	(20,186,642)	235,327	(11,197,070)	(22,171,708)	(4,616,073)	(305,237)
Class I3	(330,363)	(596,445)	—	—	—	—
Class R	(37,734)	(222,405)	—	—	—	—
Class R4	(8,239)	(784,507)	—	—	—	—
Class R6	511,085	3,505,793	(65,508)	1,672,974	—	—
	(19,931,677)	9,528,068	(11,258,120)	(20,474,960)	(5,486,408)	(955,239)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica International Stock	Transamerica International Sustainable Equity	Transamerica Large Cap Value
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$2,258,486	$4,814,059	$13,141	$11,910,142	$26,242,576
Net realized gain (loss)	(188,235)	(831,235)	(2,230)	45,009,950	103,718,459
Net change in unrealized appreciation (depreciation)	33,379,104	(31,626,834)	132,105	18,366,423	(303,269,267)
Net increase (decrease) in net assets resulting from operations	35,449,355	(27,644,010)	143,016	75,286,515	(173,308,232)

Dividends and/or distributions to shareholders:
Class A	(18,194)	(61,683)	—	(4,688,289)	(2,045,943)
Class C	—	—	—	(1,031,006)	(337,943)
Class I	(15,026)	(52,706)	—	(5,991,894)	(3,100,771)
Class I2	(4,195,583)	(11,029,440)	—	(101,812,432)	(61,537,484)
Class R6	(344,019)	(1,321,802)	—	(2,637,565)	(1,443,181)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,572,822)	(12,465,631)	—	(116,161,186)	(68,465,322)

Capital share transactions:
Proceeds from shares sold:
Class A	215,086	225,139	10,000	8,347,927	17,227,609
Class C	—	—	—	1,919,593	7,123,093
Class I	7,000	84,490	—	18,852,456	57,152,362
Class I2	8,679,786	57,556,341	—	15,703,996	201,729,594
Class R6	1,109,279	16,320,797	4,990,000	2,006,838	32,844,523
10,011,151	74,186,767	5,000,000	46,830,810	316,077,181
Dividends and/or distributions reinvested:
Class A	18,194	61,683	—	4,224,505	1,852,361
Class C	—	—	—	889,129	285,437
Class I	15,026	52,706	—	5,145,838	2,647,280
Class I2	4,195,583	11,029,440	—	101,812,432	61,537,484
Class R6	344,019	1,321,802	—	2,637,565	1,443,181
4,572,822	12,465,631	—	114,709,469	67,765,743
Cost of shares redeemed:
Class A	(62,677)	(88,865)	—	(7,387,989)	(17,971,052)
Class C	—	—	—	(2,012,895)	(5,683,069)
Class I	(1,501)	(25,948)	—	(14,831,311)	(57,939,248)
Class I2	(24,121,404)	(26,944,838)	—	(387,745,091)	(657,846,069)
Class R6	(2,302,343)	(1,980,911)	—	(4,882,445)	(10,994,964)
(26,487,925)	(29,040,562)	—	(416,859,731)	(750,434,402)
Automatic conversions:
Class A	—	—	—	420,831	1,185,955
Class C	—	—	—	(420,831)	(1,185,955)
—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(11,903,952)	57,611,836	5,000,000	(255,319,452)	(366,591,478)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	1,908	(B)	—	—	666	(B)
Class C	—	—	—	—	1,377	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	1,486	(C)	—	—	108,984	(C)
—	3,394	—	—	111,027
Net increase (decrease) in net assets	18,972,581	17,505,589	5,143,016	(296,194,123)	(608,254,005)

Net assets:
Beginning of period/year	155,986,575	138,480,986	—	1,922,330,173	2,530,584,178
End of period/year	$174,959,156	$155,986,575	$5,143,016	$1,626,136,050	$1,922,330,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Stock		Transamerica International Sustainable Equity	Transamerica Large Cap Value
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	21,312	22,559	1,000	663,372	1,276,340
Class C	—	—	—	150,108	528,845
Class I	665	8,361	—	1,510,859	4,181,287
Class I2	892,469	6,110,522	—	1,271,317	14,512,637
Class R6	111,479	1,426,989	499,000	160,340	2,342,141
	1,025,925	7,568,431	500,000	3,755,996	22,841,250
Shares reinvested:
Class A	1,909	5,776	—	347,596	138,160
Class C	—	—	—	73,632	21,066
Class I	1,573	4,956	—	419,355	197,183
Class I2	439,328	1,030,789	—	8,323,492	4,571,397
Class R6	36,023	123,533	—	215,504	107,375
	478,833	1,165,054	—	9,379,579	5,035,181
Shares redeemed:
Class A	(6,257)	(9,514)	—	(589,510)	(1,370,446)
Class C	—	—	—	(163,009)	(444,551)
Class I	(157)	(2,376)	—	(1,180,467)	(4,331,121)
Class I2	(2,362,905)	(2,469,194)	—	(30,511,816)	(50,386,594)
Class R6	(232,319)	(194,814)	—	(393,571)	(829,435)
	(2,601,638)	(2,675,898)	—	(32,838,373)	(57,362,147)
Automatic conversions:
Class A	—	—	—	33,575	88,013
Class C	—	—	—	(33,847)	(88,741)
	—	—	—	(272)	(728)
Net increase (decrease) in shares outstanding:
Class A	16,964	18,821	1,000	455,033	132,067
Class C	—	—	—	26,884	16,619
Class I	2,081	10,941	—	749,747	47,349
Class I2	(1,031,108)	4,672,117	—	(20,917,007)	(31,302,560)
Class R6	(84,817)	1,355,708	499,000	(17,727)	1,620,081
	(1,096,880)	6,057,587	500,000	(19,703,070)	(29,486,444)

(A)	Fund commenced operations on March 31, 2023.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Core ESG		Transamerica Large Growth		Transamerica Large Value Opportunities
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$848,942	$1,597,062	$(601,609)	$(3,302,764)	$3,352,500	$6,366,916
Net realized gain (loss)	6,843,914	7,013,637	(3,300,981)	(4,813,519)	1,418,390	21,128,488
Net change in unrealized appreciation (depreciation)	5,500,839	(33,152,073)	18,025,894	(522,434,212)	2,218,650	(31,555,826)
Net increase (decrease) in net assets resulting from operations	13,193,695	(24,541,374)	14,123,304	(530,550,495)	6,989,540	(4,060,422)

Dividends and/or distributions to shareholders:
Class A (A)	(8)	—	—	—	—	—
Class I3	(6,114,587)	(20,526,584)	(3,851,943)	(178,104,703)	(18,892,357)	(48,771,317)
Class R	(2,683,797)	(9,582,927)	(1,203,998)	(36,849,171)	(4,377,414)	(10,592,866)
Class R4	(109,110)	(418,761)	(215,189)	(11,758,984)	(646,608)	(1,473,018)
Class R6 (A)	(10)	—	(261,655)	(5,556,471)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(8,907,512)	(30,528,272)	(5,532,785)	(232,269,329)	(23,916,379)	(60,837,201)

Capital share transactions:
Proceeds from shares sold:
Class A (A)	10,000	—	—	—	—	—
Class I3	566,603	2,996,368	6,469,078	31,912,194	2,114,815	4,481,636
Class R	554,796	2,129,027	1,991,244	5,444,677	772,503	4,212,820
Class R4	266,873	87,467	640,158	4,062,394	797,705	1,475,055
Class R6 (A)	10,000	—	1,261,789	34,816,786	—	—
	1,408,272	5,212,862	10,362,269	76,236,051	3,685,023	10,169,511
Dividends and/or distributions reinvested:
Class A (A)	8	—	—	—	—	—
Class I3	6,114,587	20,526,584	3,851,943	178,104,703	18,892,357	48,771,317
Class R	2,683,797	9,582,927	1,203,998	36,849,171	4,377,414	10,592,866
Class R4	109,110	418,761	215,189	11,758,984	646,608	1,473,018
Class R6 (A)	10	—	261,655	5,556,471	—	—
	8,907,512	30,528,272	5,532,785	232,269,329	23,916,379	60,837,201
Cost of shares redeemed:
Class I3	(6,778,691)	(13,203,138)	(15,329,238)	(292,393,293)	(14,022,516)	(54,864,588)
Class R	(1,864,546)	(10,868,787)	(4,826,871)	(29,053,093)	(3,599,725)	(11,531,197)
Class R4	(536,897)	(136,844)	(10,151,917)	(25,814,677)	(1,113,893)	(2,365,028)
Class R6	—	—	(20,756,802)	(2,079,409)	—	—
	(9,180,134)	(24,208,769)	(51,064,828)	(349,340,472)	(18,736,134)	(68,760,813)
Net increase (decrease) in net assets resulting from capital share transactions	1,135,650	11,532,365	(35,169,774)	(40,835,092)	8,865,268	2,245,899
Net increase (decrease) in net assets	5,421,833	(43,537,281)	(26,579,255)	(803,654,916)	(8,061,571)	(62,651,724)

Net assets:
Beginning of period/year	161,848,661	205,385,942	432,749,184	1,236,404,100	330,635,112	393,286,836
End of period/year	$167,270,494	$161,848,661	$406,169,929	$432,749,184	$322,573,541	$330,635,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Core ESG		Transamerica Large Growth		Transamerica Large Value Opportunities
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A (A)	$1,002	$—	$—	$—	$—	$—
Class I3	54,551	259,454	774,165	3,114,871	232,915	453,552
Class R	55,204	188,117	228,231	465,717	80,099	418,502
Class R4	26,357	7,703	73,877	390,845	83,533	156,416
Class R6 (A)	1,002	—	139,123	2,070,176	—	—
	138,116	455,274	1,215,396	6,041,609	396,547	1,028,470
Shares reinvested:
Class A (A)	1	—	—	—	—	—
Class I3	630,791	1,733,054	458,565	11,580,280	2,081,475	4,896,700
Class R	276,726	805,174	148,093	2,461,534	480,975	1,060,276
Class R4	11,259	35,286	25,926	772,094	71,068	147,555
Class R6 (A)	1	—	31,187	361,514	—	—
	918,778	2,573,514	663,771	15,175,422	2,633,518	6,104,531
Shares redeemed:
Class I3	(663,674)	(1,179,877)	(1,685,531)	(28,381,731)	(1,503,605)	(5,519,128)
Class R	(184,289)	(940,436)	(558,670)	(2,291,913)	(385,878)	(1,142,630)
Class R4	(51,203)	(12,650)	(1,091,610)	(2,439,809)	(116,423)	(233,120)
Class R6	—	—	(2,333,400)	(183,265)	—	—
	(899,166)	(2,132,963)	(5,669,211)	(33,296,718)	(2,005,906)	(6,894,878)
Net increase (decrease) in shares outstanding:
Class A (A)	1,003	—	—	—	—	—
Class I3	21,668	812,631	(452,801)	(13,686,580)	810,785	(168,876)
Class R	147,641	52,855	(182,346)	635,338	175,196	336,148
Class R4	(13,587)	30,339	(991,807)	(1,276,870)	38,178	70,851
Class R6 (A)	1,003	—	(2,163,090)	2,248,425	—	—
	157,728	895,825	(3,790,044)	(12,079,687)	1,024,159	238,123

(A)	Class A and R6 commenced operations for Transamerica Large Core ESG on March 1, 2023.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Long Credit	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities
April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$31,962	$(485,739)	$(959,444)	$8,851,997	$10,209,749
Net realized gain (loss)	9,431	(21,843,447)	(37,777,538)	17,814,968	90,564,892
Net change in unrealized appreciation (depreciation)	(6,767)	41,091,296	(108,377,492)	3,664,433	(157,100,087)
Net increase (decrease) in net assets resulting from operations	34,626	18,762,110	(147,114,474)	30,331,398	(56,325,446)

Dividends and/or distributions to shareholders:
Class A	(29)	(54)	(4,997,670)	(1,760,344)	(6,237,115)
Class C	—	—	(329,926)	(983,363)	(3,871,483)
Class I	(31,644)	—	(668,444)	(44,744,411)	(140,281,828)
Class I2	—	—	(83,490,034)	(11,306,005)	(48,367,095)
Class I3	—	—	(10,118,990)	(6,357,076)	(28,354,374)
Class R	—	—	(7,200,667)	(3,180,805)	(12,665,961)
Class R4	—	—	(53,974)	(5,167,713)	(25,655,249)
Class R6	—	—	(3,021,089)	(14,198,276)	(48,777,821)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(31,673)	(54)	(109,880,794)	(87,697,993)	(314,210,926)

Capital share transactions:
Proceeds from shares sold:
Class A	10,000	1,484,524	2,564,836	3,989,637	10,963,460
Class C	—	193,341	175,751	2,357,106	4,931,120
Class I	9,990,000	1,036,920	608,934	227,313,592	418,148,012
Class I2	—	60,835,567	59,766,166	3,969,654	7,251,632
Class I3	—	153,771	2,269,021	1,740,951	3,756,285
Class R	—	196,564	1,362,071	742,333	3,216,227
Class R4	—	7,385	18,241	3,400,539	6,473,702
Class R6	—	274,247	10,182,835	13,694,806	57,751,153
10,000,000	64,182,319	76,947,855	257,208,618	512,491,591
Dividends and/or distributions reinvested:
Class A	29	54	4,997,670	1,572,518	5,596,470
Class C	—	—	329,926	912,074	3,538,876
Class I	31,644	—	576,696	40,909,433	127,281,856
Class I2	—	—	83,490,034	10,968,664	48,363,640
Class I3	—	—	10,118,990	6,357,076	28,354,374
Class R	—	—	7,200,667	3,180,805	12,665,961
Class R4	—	—	53,974	5,167,713	25,655,249
Class R6	—	—	3,021,089	14,183,252	48,777,821
31,673	54	109,789,046	83,251,535	300,234,247
Cost of shares redeemed:
Class A	—	(1,076,446)	(3,694,490)	(6,528,868)	(10,607,324)
Class C	—	(50,560)	(200,349)	(1,845,545)	(3,493,128)
Class I	—	(852,672)	(520,350)	(209,855,906)	(296,577,761)
Class I2	—	(288,682)	(16,122,967)	(39,991,249)	(49,512,674)
Class I3	—	(1,812,268)	(4,128,085)	(9,426,339)	(29,193,599)
Class R	—	(1,086,086)	(3,535,355)	(2,728,483)	(6,985,102)
Class R4	—	(1)	(14,966)	(25,135,771)	(37,479,863)
Class R6	—	(364,550)	(193,953)	(26,991,325)	(24,928,554)
—	(5,531,265)	(28,410,515)	(322,503,486)	(458,778,005)
Automatic conversions:
Class A	—	46,478	748,461	1,108,898	1,244,897
Class C	—	(46,478)	(748,461)	(1,108,898)	(1,244,897)
—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	10,031,673	58,651,108	158,326,386	17,956,667	353,947,833
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	—	57	(B)	—	80	(B)
Class C	—	—	7,686	(B)	—	72	(B)
Class R	—	—	—	—	504	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:	—	3,402	(C)	—	309,413	(C)
Class I	—	—	11,145	—	310,069
Net increase (decrease) in net assets	10,034,626	77,413,164	(98,657,737)	(39,409,928)	(16,278,470)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Long Credit	Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities
	April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Net assets:
Beginning of period/year	$—	$286,929,690	$385,587,427	$1,399,297,151	$1,415,575,621
End of period/year	$10,034,626	$364,342,854	$286,929,690	$1,359,887,223	$1,399,297,151

Capital share transactions - shares:
Shares issued:
Class A	1,000	211,223	305,355	370,186	916,115
Class C	—	30,319	23,077	225,626	444,255
Class I	999,000	139,845	69,100	20,978,335	36,121,361
Class I2	—	7,979,182	6,985,263	368,997	621,888
Class I3	—	20,701	286,379	159,629	320,172
Class R	—	28,254	156,706	68,720	272,502
Class R4	—	1,020	2,152	307,907	536,936
Class R6	—	36,687	731,436	1,255,582	4,380,861
	1,000,000	8,447,231	8,559,468	23,734,982	43,614,090
Shares reinvested:
Class A	3	6	527,737	153,119	486,650
Class C	—	—	39,184	91,116	315,127
Class I	3,164	—	59,354	3,964,092	11,031,702
Class I2	—	—	8,458,970	1,062,855	4,187,328
Class I3	—	—	1,027,309	611,846	2,440,135
Class R	—	—	750,069	305,260	1,087,207
Class R4	—	—	5,491	494,992	2,198,393
Class R6	—	—	306,398	1,359,852	4,183,347
	3,167	6	11,174,512	8,043,132	25,929,889
Shares redeemed:
Class A	—	(151,119)	(444,495)	(614,023)	(881,692)
Class C	—	(8,456)	(28,055)	(180,393)	(305,497)
Class I	—	(122,554)	(58,021)	(19,407,884)	(24,910,716)
Class I2	—	(38,731)	(2,010,903)	(3,660,072)	(4,075,708)
Class I3	—	(248,653)	(469,721)	(868,385)	(2,455,303)
Class R	—	(153,598)	(428,831)	(252,936)	(573,012)
Class R4	—	—	(1,868)	(2,374,492)	(3,134,208)
Class R6	—	(48,818)	(22,559)	(2,477,486)	(2,096,932)
	—	(771,929)	(3,464,453)	(29,835,671)	(38,433,068)
Automatic conversions:
Class A	—	6,400	56,648	102,434	107,154
Class C	—	(7,178)	(61,895)	(105,231)	(110,035)
	—	(778)	(5,247)	(2,797)	(2,881)
Net increase (decrease) in shares outstanding:
Class A	1,003	66,510	445,245	11,716	628,227
Class C	—	14,685	(27,689)	31,118	343,850
Class I	1,002,164	17,291	70,433	5,534,543	22,242,347
Class I2	—	7,940,451	13,433,330	(2,228,220)	733,508
Class I3	—	(227,952)	843,967	(96,910)	305,004
Class R	—	(125,344)	477,944	121,044	786,697
Class R4	—	1,020	5,775	(1,571,593)	(398,879)
Class R6	—	(12,131)	1,015,275	137,948	6,467,276
	1,003,167	7,674,530	16,264,280	1,939,646	31,108,030

(A)	Fund commenced operations on March 31, 2023.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$14,267,177	$22,306,377	$7,707,737	$10,708,395	$54,090,536	$55,205,058
Net realized gain (loss)	(7,319,901)	(4,201,169)	18,669,904	20,978,237	(32,096,915)	(42,134,952)
Net change in unrealized appreciation (depreciation)	15,216,661	(80,011,476)	59,227,326	(240,341,681)	95,519,799	(200,275,180)
Net increase (decrease) in net assets resulting from operations	22,163,937	(61,906,268)	85,604,967	(208,655,049)	117,513,420	(187,205,074)

Dividends and/or distributions to shareholders:
Class A	(2,998,756)	(6,592,901)	(15,007,372)	(48,548,146)	(8,866,157)	(10,655,086)
Class C	(1,388,387)	(3,408,448)	(3,760,225)	(14,490,465)	(1,056,452)	(889,774)
Class I	(9,780,707)	(20,626,850)	(8,129,947)	(29,331,791)	(35,991,326)	(41,800,684)
Class I2	(377)	(878)	—	—	(4,229,318)	(3,651,160)
Class I3 (A)	—	—	—	—	(1,166,263)	—
Class R (A) (B)	—	—	(5,185)	(48)	(114,969)	—
Class R4 (A)	—	—	—	—	(313,383)	—
Class R6	—	—	(665,852)	(1,982,075)	(3,237,451)	(3,821,191)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,168,227)	(30,629,077)	(27,568,581)	(94,352,525)	(54,975,319)	(60,817,895)

Capital share transactions:
Proceeds from shares sold:
Class A	16,275,621	32,289,553	10,900,615	40,457,618	43,135,149	112,287,612
Class C	10,629,163	31,755,305	6,150,307	25,256,187	10,167,851	17,316,510
Class I	90,220,107	296,777,303	47,940,727	91,681,442	809,177,415	1,384,734,370
Class I2	—	—	—	—	23,746,409	302,256,219
Class I3 (A)	—	—	—	—	7,416,514	—
Class R (A) (B)	—	—	287,725	112,116	258,495	—
Class R4 (A)	—	—	—	—	932,774	—
Class R6	—	—	3,055,678	3,974,683	14,034,537	24,020,062
117,124,891	360,822,161	68,335,052	161,482,046	908,869,144	1,840,614,773
Issued from fund acquisition:
Class I3	—	—	—	—	88,709,161	—
Class R	—	—	—	—	10,478,301	—
Class R4	—	—	—	—	25,747,024	—
—	—	—	—	124,934,486	—
Dividends and/or distributions reinvested:
Class A	2,888,049	6,303,276	14,696,096	47,601,970	7,911,675	9,500,375
Class C	1,380,737	3,385,554	3,627,412	14,014,561	977,091	808,048
Class I	9,738,335	20,550,322	7,426,925	26,772,280	31,415,154	35,900,762
Class I2	377	878	—	—	4,246,709	3,631,726
Class I3 (A)	—	—	—	—	1,166,263	—
Class R (A) (B)	—	—	5,185	48	114,969	—
Class R4 (A)	—	—	—	—	313,383	—
Class R6	—	—	627,620	1,873,805	3,204,455	3,795,184
14,007,498	30,240,030	26,383,238	90,262,664	49,349,699	53,636,095
Cost of shares redeemed:
Class A	(15,967,327)	(26,768,206)	(43,606,694)	(99,106,398)	(104,180,822)	(285,835,804)
Class C	(6,990,107)	(15,067,687)	(15,601,047)	(38,557,118)	(16,449,002)	(42,464,159)
Class I	(97,731,646)	(167,421,639)	(81,033,759)	(103,907,761)	(681,071,278)	(1,454,977,184)
Class I2	—	—	—	—	(171,938,262)	(93,851,848)
Class I3 (A)	—	—	—	—	(5,606,679)	—
Class R (A) (B)	—	—	(92,473)	(119)	(590,368)	—
Class R4 (A)	—	—	—	—	(314,810)	—
Class R6	—	—	(1,868,941)	(6,401,776)	(15,402,200)	(29,442,582)
(120,689,080)	(209,257,532)	(142,202,914)	(247,973,172)	(995,553,421)	(1,906,571,577)
Automatic conversions:
Class A	4,866,262	11,623,763	12,976,785	19,346,828	7,024,744	20,051,831
Class C	(4,866,262)	(11,623,763)	(12,976,785)	(19,346,828)	(7,024,744)	(20,051,831)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	10,443,309	181,804,659	(47,484,624)	3,771,538	87,599,908	(12,320,709)
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	332	(C)	—	7,725	(C)	—	2,567	(C)
Class C	—	1,317	(C)	—	1,866	(C)	—	2,011	(C)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	87,069	(D)	—	460,193	(D)	—	3,033,397	(D)
—	88,718	—	469,784	—	3,037,975
Net increase (decrease) in net assets	18,439,019	89,358,032	10,551,762	(298,766,252)	150,138,009	(257,305,703)

Net assets:
Beginning of period/year	658,441,855	569,083,823	1,095,908,854	1,394,675,106	3,471,893,720	3,729,199,423
End of period/year	$676,880,874	$658,441,855	$1,106,460,616	$1,095,908,854	$3,622,031,729	$3,471,893,720

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Asset Income		Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	1,290,580	2,383,832	375,744	1,258,892	4,417,996	11,172,742
Class C	844,430	2,354,901	216,372	783,787	1,045,949	1,732,521
Class I	7,129,466	21,939,131	1,628,258	2,767,365	84,317,233	140,995,120
Class I2	—	—	—	—	2,478,742	31,239,433
Class I3 (A)	—	—	—	—	774,232	—
Class R (A) (B)	—	—	9,905	3,976	26,506	—
Class R4 (A)	—	—	—	—	95,484	—
Class R6	—	—	104,676	126,433	1,464,166	2,420,818
	9,264,476	26,677,864	2,334,955	4,940,453	94,620,308	187,560,634
Shares issued on fund acquisition:
Class I3	—	—	—	—	9,282,599	—
Class R	—	—	—	—	1,076,564	—
Class R4	—	—	—	—	2,645,306	—
	—	—	—	—	13,004,469	—
Shares reinvested:
Class A	229,837	469,419	516,268	1,414,528	809,994	956,900
Class C	110,239	252,242	130,671	421,880	100,241	81,993
Class I	774,500	1,536,090	259,387	795,462	3,272,297	3,685,949
Class I2	32	68	—	—	442,941	375,097
Class I3 (A)	—	—	—	—	121,464	—
Class R (A) (B)	—	—	182	2	11,754	—
Class R4 (A)	—	—	—	—	32,038	—
Class R6	—	—	21,907	55,634	333,803	389,014
	1,114,608	2,257,819	928,415	2,687,506	5,124,532	5,488,953
Shares redeemed:
Class A	(1,266,532)	(2,001,119)	(1,496,978)	(3,132,426)	(10,677,468)	(28,555,338)
Class C	(558,891)	(1,140,796)	(549,289)	(1,240,882)	(1,690,016)	(4,256,952)
Class I	(7,764,954)	(12,804,687)	(2,763,037)	(3,284,300)	(71,035,546)	(148,039,720)
Class I2	—	—	—	—	(17,962,394)	(9,555,860)
Class I3 (A)	—	—	—	—	(584,543)	—
Class R (A) (B)	—	—	(3,135)	(4)	(60,370)	—
Class R4 (A)	—	—	—	—	(32,225)	—
Class R6	—	—	(63,404)	(194,910)	(1,613,499)	(2,997,224)
	(9,590,377)	(15,946,602)	(4,875,843)	(7,852,522)	(103,656,061)	(193,405,094)
Automatic conversions:
Class A	386,881	867,608	443,197	607,735	720,011	2,006,780
Class C	(388,522)	(871,733)	(454,285)	(622,637)	(721,373)	(2,010,716)
	(1,641)	(4,125)	(11,088)	(14,902)	(1,362)	(3,936)
Net increase (decrease) in shares outstanding:
Class A	640,766	1,719,740	(161,769)	148,729	(4,729,467)	(14,418,916)
Class C	7,256	594,614	(656,531)	(657,852)	(1,265,199)	(4,453,154)
Class I	139,012	10,670,534	(875,392)	278,527	16,553,984	(3,358,651)
Class I2	32	68	—	—	(15,040,711)	22,058,670
Class I3 (A)	—	—	—	—	9,593,752	—
Class R (A) (B)	—	—	6,952	3,974	1,054,454	—
Class R4 (A)	—	—	—	—	2,740,603	—
Class R6	—	—	63,179	(12,843)	184,470	(187,392)
	787,066	12,984,956	(1,623,561)	(239,465)	9,091,886	(359,443)

(A)	Class I3, R and R4 commenced operations for Transamerica Short-Term Bond on December 9, 2022.
(B)	Class R commenced operations for Transamerica Multi-Managed Balanced on March 1, 2022.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$(426,259)	$(1,237,425)	$1,727,811	$3,873,664	$3,767,099	$4,418,538
Net realized gain (loss)	3,981,812	4,117,204	(2,661,058)	83,469,430	(2,040,157)	73,876,631
Net change in unrealized appreciation (depreciation)	4,130,156	(78,562,751)	(11,535,623)	(115,724,345)	4,148,238	(125,752,333)
Net increase (decrease) in net assets resulting from operations	7,685,709	(75,682,972)	(12,468,870)	(28,381,251)	5,875,180	(47,457,164)

Dividends and/or distributions to shareholders:
Class A	(575,278)	(2,597,814)	(1,545,782)	(4,183,063)	(29,339,982)	(38,882,728)
Class C	(98,872)	(535,322)	(99,263)	(354,420)	(3,899,923)	(5,926,977)
Class I	(824,355)	(4,898,026)	(2,858,762)	(8,326,531)	(26,439,196)	(35,174,157)
Class I2	(2,704,642)	(11,238,704)	(62,623,419)	(197,718,969)	(380,158)	(478,526)
Class I3	(858,155)	(3,249,291)	(4,080,999)	(13,815,188)	—	—
Class R	(546,657)	(2,162,203)	(1,233,535)	(3,911,096)	—	—
Class R4	(5,095)	(24,764)	(32,848)	(80,563)	—	—
Class R6	(211,342)	(777,574)	(1,072,102)	(3,294,623)	(7,594,663)	(9,428,646)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,824,396)	(25,483,698)	(73,546,710)	(231,684,453)	(67,653,922)	(89,891,034)

Capital share transactions:
Proceeds from shares sold:
Class A	682,984	1,535,400	969,268	1,853,504	12,262,573	20,849,232
Class C	53,280	222,261	20,316	122,783	3,495,389	10,605,584
Class I	1,717,276	11,491,742	426,169	2,512,828	30,972,164	83,391,186
Class I2	6,275,886	20,332,008	14,938,191	506,639	242,517	423,232
Class I3	171,203	2,038,499	159,566	1,448,104	—	—
Class R	357,514	1,646,115	216,673	1,141,244	—	—
Class R4	16,398	36,191	32,407	7,309	—	—
Class R6	222,098	7,642,387	111,038	7,520,537	7,946,119	20,937,333
9,496,639	44,944,603	16,873,628	15,112,948	54,918,762	136,206,567
Dividends and/or distributions reinvested:
Class A	573,797	2,591,761	1,545,782	4,183,063	27,324,800	36,104,722
Class C	98,872	535,322	99,263	354,420	3,790,538	5,709,213
Class I	824,112	4,896,580	2,858,762	8,326,531	23,379,457	31,396,067
Class I2	1,220,897	5,031,351	62,623,419	197,718,969	380,158	478,526
Class I3	858,155	3,249,291	4,080,999	13,815,188	—	—
Class R	546,657	2,162,203	1,233,535	3,911,096	—	—
Class R4	5,095	24,764	32,848	80,563	—	—
Class R6	211,342	777,574	1,072,102	3,294,623	7,468,522	9,280,663
4,338,927	19,268,846	73,546,710	231,684,453	62,343,475	82,969,191
Cost of shares redeemed:
Class A	(1,690,872)	(5,315,069)	(975,533)	(1,839,828)	(27,406,806)	(60,746,413)
Class C	(219,114)	(1,084,240)	(18,855)	(159,758)	(4,353,309)	(8,124,994)
Class I	(5,594,105)	(24,538,310)	(1,230,009)	(3,014,592)	(51,581,009)	(121,120,690)
Class I2	(9,661,343)	(50,218,553)	(105,262,397)	(261,189,149)	(256,238)	(624,924)
Class I3	(1,182,789)	(4,665,834)	(1,402,525)	(7,088,445)	—	—
Class R	(2,612,493)	(2,799,177)	(1,334,180)	(2,959,805)	—	—
Class R4	(59,042)	(24,184)	(7,280)	(14,231)	—	—
Class R6	(139,636)	(256,648)	(774,299)	(609,761)	(12,642,017)	(22,803,585)
(21,159,394)	(88,902,015)	(111,005,078)	(276,875,569)	(96,239,379)	(213,420,606)
Automatic conversions:
Class A	25,181	209,757	3,210	87,491	3,891,201	11,219,219
Class C	(25,181)	(209,757)	(3,210)	(87,491)	(3,891,201)	(11,219,219)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(7,323,828)	(24,688,566)	(20,584,740)	(30,078,168)	21,022,858	5,755,152
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	1,112	(A)	—	2,311	(A)	—	4,053	(A)
Class C	—	5,169	(A)	—	3,058	(A)	—	1,225	(A)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	—	—	—	—	257,944	(B)
—	6,281	—	5,369	—	263,222
Net increase (decrease) in net assets	(5,462,515)	(125,848,955)	(106,600,320)	(290,138,503)	(40,755,884)	(131,329,824)
Net assets:
Beginning of period/year	150,304,651	276,153,606	424,695,767	714,834,270	769,727,300	901,057,124
End of period/year	$144,842,136	$150,304,651	$318,095,447	$424,695,767	$728,971,416	$769,727,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	121,531	225,423	167,873	234,756	465,914	706,425
Class C	11,274	36,203	3,838	12,006	160,460	438,299
Class I	287,023	1,571,710	76,903	345,370	1,100,646	2,703,302
Class I2	1,021,618	2,856,818	2,574,180	71,798	8,597	13,756
Class I3	27,595	324,270	27,863	205,688	—	—
Class R	59,910	223,486	38,459	158,379	—	—
Class R4	2,649	5,502	4,673	1,015	—	—
Class R6	35,559	815,254	21,250	569,889	283,878	676,980
	1,567,159	6,058,666	2,915,039	1,598,901	2,019,495	4,538,762
Shares reinvested:
Class A	109,294	336,592	294,435	593,342	1,080,459	1,225,135
Class C	22,781	82,867	19,813	52,274	185,993	235,237
Class I	146,379	597,144	533,351	1,161,301	882,577	1,022,114
Class I2	210,863	597,548	11,683,474	27,575,867	14,319	15,532
Class I3	148,213	386,360	757,143	1,918,776	—	—
Class R	98,143	265,301	228,432	542,454	—	—
Class R4	889	2,969	6,094	11,174	—	—
Class R6	36,501	92,348	197,440	454,431	279,825	299,763
	773,063	2,361,129	13,720,182	32,309,619	2,443,173	2,797,781
Shares redeemed:
Class A	(302,788)	(786,713)	(182,124)	(248,319)	(1,037,809)	(2,071,801)
Class C	(46,152)	(200,958)	(3,274)	(20,974)	(203,283)	(336,919)
Class I	(931,037)	(3,676,231)	(204,830)	(411,502)	(1,869,853)	(3,909,846)
Class I2	(1,538,301)	(6,464,251)	(18,342,652)	(22,885,790)	(9,280)	(20,502)
Class I3	(192,595)	(610,467)	(239,719)	(981,476)	—	—
Class R	(454,911)	(390,438)	(232,080)	(337,736)	—	—
Class R4	(9,298)	(3,614)	(1,416)	(2,045)	—	—
Class R6	(22,052)	(37,950)	(129,058)	(86,551)	(453,201)	(735,517)
	(3,497,134)	(12,170,622)	(19,335,153)	(24,974,393)	(3,573,426)	(7,074,585)
Automatic conversions:
Class A	4,420	30,720	617	11,848	146,739	378,162
Class C	(5,352)	(36,608)	(649)	(12,316)	(181,804)	(458,434)
	(932)	(5,888)	(32)	(468)	(35,065)	(80,272)
Net increase (decrease) in shares outstanding:
Class A	(67,543)	(193,978)	280,801	591,627	655,303	237,921
Class C	(17,449)	(118,496)	19,728	30,990	(38,634)	(121,817)
Class I	(497,635)	(1,507,377)	405,424	1,095,169	113,370	(184,430)
Class I2	(305,820)	(3,009,885)	(4,084,998)	4,761,875	13,636	8,786
Class I3	(16,787)	100,163	545,287	1,142,988	—	—
Class R	(296,858)	98,349	34,811	363,097	—	—
Class R4	(5,760)	4,857	9,351	10,144	—	—
Class R6	50,008	869,652	89,632	937,769	110,502	241,226
	(1,157,844)	(3,756,715)	(2,699,964)	8,933,659	854,177	181,686

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Sustainable Growth Equity
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited) (A)
From operations:
Net investment income (loss)	$309,895	$476,937	$2,806,021	$5,404,450	$(1,760)
Net realized gain (loss)	(298,506)	(779,780)	(1,431,341)	(3,066,505)	(10,597)
Net change in unrealized appreciation (depreciation)	1,486,833	(4,104,240)	8,313,126	(50,975,739)	(35,889)
Net increase (decrease) in net assets resulting from operations	1,498,222	(4,407,083)	9,687,806	(48,637,794)	(48,246)

Dividends and/or distributions to shareholders:
Class A	—	—	(410,522)	(12,259,442)	—
Class C	—	—	(3,761)	(325,340)	—
Class I	(12,493)	(21,785)	(18,985)	(714,288)	—
Class I2	(303,277)	(483,355)	(1,886,735)	(42,545,204)	—
Class R6 (B)	(50)	—	(14,096)	(524,995)	—
Return of capital:
Class A	—	—	—	(76,461)	—
Class C	—	—	—	(995)	—
Class I	—	—	—	(6,337)	—
Class I2	—	—	—	(316,494)	—
Class R6	—	—	—	(3,375)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(315,820)	(505,140)	(2,334,099)	(56,772,931)	—

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	2,636,940	2,975,839	13,792
Class C	—	—	40,949	206,861	—
Class I	998	58,841	174,782	2,416,317	—
Class I2	—	—	2,904,988	25,367,713	—
Class R6 (B)	9,999	—	191,244	1,402,216	4,990,000
10,997	58,841	5,948,903	32,368,946	5,003,792
Dividends and/or distributions reinvested:
Class A	—	—	410,432	12,333,650	—
Class C	—	—	3,629	315,530	—
Class I	12,493	21,785	18,985	720,625	—
Class I2	303,277	483,355	1,886,735	42,861,698	—
Class R6 (B)	50	—	14,096	528,370	—
315,820	505,140	2,333,877	56,759,873	—
Cost of shares redeemed:
Class A	—	—	(7,613,070)	(13,876,632)	—
Class C	—	—	(41,949)	(388,463)	—
Class I	(1,507)	(76,727)	(1,176,885)	(3,554,919)	—
Class I2	—	—	(17,830,798)	(25,026,408)	—
Class R6	—	—	(137,083)	(2,747,730)	—
(1,507)	(76,727)	(26,799,785)	(45,594,152)	—
Automatic conversions:
Class A	—	—	282,016	180,283	—
Class C	—	—	(282,016)	(180,283)	—
—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	325,310	487,254	(18,517,005)	43,534,667	5,003,792
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	—	—	14	(C)	—
Class C	—	—	—	183	(C)	—
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	1,617	(D)	—	13,338	(D)	—
—	1,617	—	13,535	—
Net increase (decrease) in net assets	1,507,712	(4,423,352)	(11,163,298)	(61,862,523)	4,955,546

Net assets:
Beginning of period/year	20,223,941	24,647,293	282,462,146	344,324,669	—
End of period/year	$21,731,653	$20,223,941	$271,298,848	$282,462,146	$4,955,546

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Sustainable Bond		Transamerica Sustainable Equity Income		Transamerica Sustainable Growth Equity
	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited) (A)

Capital share transactions - shares:
Shares issued:
Class A	—	—	372,178	400,726	1,383
Class C	—	—	5,769	27,010	—
Class I	122	6,098	24,119	327,083	—
Class I2	—	—	395,673	2,856,621	—
Class R6 (B)	1,250	—	26,938	190,502	499,000
	1,372	6,098	824,677	3,801,942	500,383
Shares reinvested:
Class A	—	—	58,680	1,561,991	—
Class C	—	—	520	40,025	—
Class I	1,539	2,534	2,705	92,028	—
Class I2	37,347	55,910	270,154	5,445,949	—
Class R6 (B)	6	—	2,021	66,895	—
	38,892	58,444	334,080	7,206,888	—
Shares redeemed:
Class A	—	—	(1,064,295)	(1,796,886)	—
Class C	—	—	(5,888)	(51,277)	—
Class I	(184)	(8,338)	(160,941)	(503,129)	—
Class I2	—	—	(2,490,579)	(3,185,390)	—
Class R6	—	—	(19,046)	(376,553)	—
	(184)	(8,338)	(3,740,749)	(5,913,235)	—
Automatic conversions:
Class A	—	—	38,933	23,389	—
Class C	—	—	(39,212)	(23,545)	—
	—	—	(279)	(156)	—
Net increase (decrease) in shares outstanding:
Class A	—	—	(594,504)	189,220	1,383
Class C	—	—	(38,811)	(7,787)	—
Class I	1,477	294	(134,117)	(84,018)	—
Class I2	37,347	55,910	(1,824,752)	5,117,180	—
Class R6 (B)	1,256	—	9,913	(119,156)	499,000
	40,080	56,204	(2,582,271)	5,095,439	500,383

(A)	Fund commenced operations on March 31, 2023.
(B)	Class R6 commenced operations for Transamerica Sustainable Bond on March 1, 2023.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica UltraShort Bond	Transamerica Unconstrained Bond	Transamerica US Growth
April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$93,558	$16,049,546	$33,535,343	$(57,489)	$(4,327,010)
Net realized gain (loss)	(127)	(12,411,497)	(63,762,506)	14,267,646	61,481,033
Net change in unrealized appreciation (depreciation)	(4,403)	23,023,259	(66,860,336)	174,662,414	(710,790,019)
Net increase (decrease) in net assets resulting from operations	89,028	26,661,308	(97,087,499)	188,872,571	(653,635,996)

Dividends and/or distributions to shareholders:
Class A	(38)	(42,039)	(43,037)	(27,016,748)	(115,463,232)
Class C	—	—	—	(609,104)	(2,389,444)
Class I	(93,412)	(1,026,959)	(3,502,141)	(10,288,953)	(45,507,683)
Class I2	—	(14,448,452)	(77,303,425)	(22,845,482)	(73,066,925)
Class R6	—	—	—	(51,438)	(196,176)
Class T	—	—	—	(1,465,324)	(6,817,211)
Return of capital:
Class A	—	—	(12,120)	—	—
Class I	—	—	(872,560)	—	—
Class I2	—	—	(15,855,076)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(93,450)	(15,517,450)	(97,588,359)	(62,277,049)	(243,440,671)

Capital share transactions:
Proceeds from shares sold:
Class A	15,901	1,149,646	1,048,079	8,845,768	25,189,604
Class C	—	—	—	925,932	6,375,507
Class I	24,990,001	8,683,219	51,455,713	12,456,984	36,598,693
Class I2	—	—	—	109,580,853	229,039,109
Class R6	—	—	—	14,038,664	1,837,235
Class T	—	—	—	213,000	747,029
25,005,902	9,832,865	52,503,792	146,061,201	299,787,177
Dividends and/or distributions reinvested:
Class A	38	42,039	55,142	26,607,941	113,448,580
Class C	—	—	—	608,970	2,385,513
Class I	93,412	1,026,954	4,374,230	10,054,018	44,482,305
Class I2	—	14,448,452	93,158,501	22,845,482	73,066,925
Class R6	—	—	—	51,438	196,176
Class T	—	—	—	1,424,457	6,669,333
93,450	15,517,445	97,587,873	61,592,306	240,248,832
Cost of shares redeemed:
Class A	—	(440,373)	(74,933)	(36,485,345)	(86,817,727)
Class C	—	—	—	(2,351,148)	(4,047,352)
Class I	—	(23,117,204)	(33,590,356)	(18,708,451)	(59,667,382)
Class I2	—	—	(450,000,010)	(2,905,308)	(101,879,337)
Class R6	—	—	—	(446,677)	(78,227)
Class T	—	—	—	(4,825,180)	(11,207,902)
—	(23,557,577)	(483,665,299)	(65,722,109)	(263,697,927)
Automatic conversions:
Class A	—	—	—	724,243	2,828,283
Class C	—	—	—	(724,243)	(2,828,283)
—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	25,099,352	1,792,733	(333,573,634)	141,931,398	276,338,082
Contributions from affiliate, Transamerica Capital, Inc.:
Class A	—	—	27	(B)	—	86,255	(B)
Class C	—	—	—	—	4,254	(B)
Contributions from affiliate, Transamerica Funds Services, Inc.:
Class I	—	—	9,493	(C)	—	605,335	(C)
—	—	9,520	—	695,844
Net increase (decrease) in net assets	25,094,930	12,936,591	(528,239,972)	268,526,920	(620,042,741)

Net assets:
Beginning of period/year	—	714,873,920	1,243,113,892	1,597,422,220	2,217,464,961
End of period/year	$25,094,930	$727,810,511	$714,873,920	$1,865,949,140	$1,597,422,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica UltraShort Bond	Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2023 (unaudited) (A)	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022

Capital share transactions - shares:
Shares issued:
Class A	1,590	131,179	112,547	437,732	1,035,870
Class C	—	—	—	52,051	312,172
Class I	2,499,000	987,512	5,476,529	577,856	1,371,189
Class I2	—	—	—	4,951,149	8,364,323
Class R6	—	—	—	666,887	54,848
Class T	—	—	—	2,804	8,154
	2,500,590	1,118,691	5,589,076	6,688,479	11,146,556
Shares reinvested:
Class A	4	4,773	5,883	1,386,552	3,994,668
Class C	—	—	—	36,663	95,650
Class I	9,341	116,756	463,256	501,948	1,515,305
Class I2	—	1,650,201	9,817,100	1,137,157	2,470,982
Class R6	—	—	—	2,560	6,637
Class T	—	—	—	19,842	65,041
	9,345	1,771,730	10,286,239	3,084,722	8,148,283
Shares redeemed:
Class A	—	(49,997)	(7,969)	(1,789,695)	(3,501,273)
Class C	—	—	—	(134,578)	(184,875)
Class I	—	(2,638,656)	(3,639,442)	(882,966)	(2,366,348)
Class I2	—	—	(50,467,305)	(134,720)	(3,647,555)
Class R6	—	—	—	(20,266)	(3,295)
Class T	—	—	—	(64,017)	(126,582)
	—	(2,688,653)	(54,114,716)	(3,026,242)	(9,829,928)
Automatic conversions:
Class A	—	—	—	34,698	107,569
Class C	—	—	—	(40,103)	(122,407)
	—	—	—	(5,405)	(14,838)
Net increase (decrease) in shares outstanding:
Class A	1,594	85,955	110,461	69,287	1,636,834
Class C	—	—	—	(85,967)	100,540
Class I	2,508,341	(1,534,388)	2,300,343	196,838	520,146
Class I2	—	1,650,201	(40,650,205)	5,953,586	7,187,750
Class R6	—	—	—	649,181	58,190
Class T	—	—	—	(41,371)	(53,387)
	2,509,935	201,768	(38,239,401)	6,741,554	9,450,073

(A)	Fund commenced operations on March 31, 2023.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Balanced II
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.71		$13.87	$11.62	$10.99	$10.21	$10.17

Investment operations:
Net investment income (loss) (A)	0.10		0.16	0.13	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.75		(2.04)	2.72	0.91	1.08	0.07
Total investment operations	0.85		(1.88)	2.85	1.07	1.27	0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.16)	(0.14)	(0.17)	(0.20)	(0.17)
Net realized gains	(0.46)		(1.12)	(0.46)	(0.27)	(0.29)	(0.04)
Total dividends and/or distributions to shareholders	(0.57)		(1.28)	(0.60)	(0.44)	(0.49)	(0.21)

Net asset value, end of period/year	$10.99		$10.71	$13.87	$11.62	$10.99	$10.21
Total return	8.25	%(B)	(14.90)%	25.21%	10.01%	13.14%	2.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,756		$44,058	$58,098	$52,587	$50,316	$49,964
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.59	%(C)	0.58%	0.58%	0.57%	0.58%	0.59%
Including waiver and/or reimbursement and recapture	0.59	%(C)	0.58%	0.58%	0.57%	0.57%	0.50%
Net investment income (loss) to average net assets	1.92	%(C)	1.32%	1.04%	1.44%	1.80%	1.73%
Portfolio turnover rate	16	%(B)	35%	37%	51%	45%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Balanced II
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$10.71		$13.87	$11.62	$10.99	$10.20		$10.17

Investment operations:
Net investment income (loss) (A)	0.08		0.10	0.07	0.11	0.14		0.13
Net realized and unrealized gain (loss)	0.75		(2.04)	2.72	0.90	1.09		0.06
Total investment operations	0.83		(1.94)	2.79	1.01	1.23		0.19

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.10)	(0.08)	(0.11)	(0.15)		(0.12)
Net realized gains	(0.46)		(1.12)	(0.46)	(0.27)	(0.29)		(0.04)
Total dividends and/or distributions to shareholders	(0.54)		(1.22)	(0.54)	(0.38)	(0.44)		(0.16)

Net asset value, end of period/year	$11.00		$10.71	$13.87	$11.62	$10.99		$10.20
Total return	8.07	%(B)	(15.34)%	24.59%	9.43%	12.79%		1.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,826		$56,015	$76,911	$66,033	$70,357		$82,270
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(C)	1.07%	1.07%	1.07%	1.07%		1.09%
Including waiver and/or reimbursement and recapture	1.09	%(C)	1.07%	1.07%	1.07%	1.07	%(D)	1.01%
Net investment income (loss) to average net assets	1.42	%(C)	0.82%	0.55%	0.96%	1.32%		1.22%
Portfolio turnover rate	16	%(B)	35%	37%	51%	45%		60%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.78		$9.53		$9.57	$9.43	$8.95		$9.34

Investment operations:
Net investment income (loss) (A)	0.13		0.22		0.20	0.22	0.29		0.33
Net realized and unrealized gain (loss)	0.37		(1.69)		0.03	0.15	0.49		(0.39)
Total investment operations	0.50		(1.47)		0.23	0.37	0.78		(0.06)
Contributions from affiliate	—		(0.00	)(B)(C)	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.23)		(0.21)	(0.23)	(0.30)		(0.33)
Net realized gains	—		(0.05)		(0.06)	—	—		—
Total dividends and/or distributions to shareholders	(0.13)		(0.28)		(0.27)	(0.23)	(0.30)		(0.33)

Net asset value, end of period/year	$8.15		$7.78		$9.53	$9.57	$9.43		$8.95
Total return (D)	6.53	%(E)	(15.75	)%(C)	2.34%	4.03%	9.00%		(0.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$108,901		$107,307		$142,958	$149,010	$132,682		$87,523
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(F)	0.90%		0.88%	0.93%	0.94%		0.99%
Including waiver and/or reimbursement and recapture	0.93	%(F)(G)	0.90	%(G)	0.88%	0.93%	0.94	%(G)	0.97%
Net investment income (loss) to average net assets	3.40	%(F)	2.51%		2.07%	2.36%	3.20%		3.58%
Portfolio turnover rate	24	%(E)	40%		42%	39%	50%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.72		$9.47		$9.50	$9.37	$8.89		$9.28

Investment operations:
Net investment income (loss) (A)	0.11		0.16		0.14	0.16	0.23		0.27
Net realized and unrealized gain (loss)	0.38		(1.69)		0.04	0.15	0.49		(0.39)
Total investment operations	0.49		(1.53)		0.18	0.31	0.72		(0.12)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.17)		(0.15)	(0.18)	(0.24)		(0.27)
Net realized gains	—		(0.05)		(0.06)	—	—		—
Total dividends and/or distributions to shareholders	(0.11)		(0.22)		(0.21)	(0.18)	(0.24)		(0.27)

Net asset value, end of period/year	$8.10		$7.72		$9.47	$9.50	$9.37		$8.89
Total return (D)	6.37	%(E)	(16.40	)%(C)	1.80%	3.31%	8.24%		(1.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,388		$39,109		$71,237	$89,962	$80,239		$44,958
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56	%(F)	1.53%		1.50%	1.53%	1.56%		1.63%
Including waiver and/or reimbursement and recapture	1.56	%(F)(G)	1.53	%(G)	1.50%	1.53%	1.56	%(G)	1.61%
Net investment income (loss) to average net assets	2.77	%(F)	1.85%		1.45%	1.76%	2.56%		2.93%
Portfolio turnover rate	24	%(E)	40%		42%	39%	50%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.79		$9.55		$9.59	$9.45	$8.96	$9.36

Investment operations:
Net investment income (loss) (A)	0.15		0.25		0.24	0.26	0.33	0.36
Net realized and unrealized gain (loss)	0.38		(1.70)		0.02	0.15	0.50	(0.40)
Total investment operations	0.53		(1.45)		0.26	0.41	0.83	(0.04)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.26)		(0.24)	(0.27)	(0.34)	(0.36)
Net realized gains	—		(0.05)		(0.06)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)		(0.31)		(0.30)	(0.27)	(0.34)	(0.36)

Net asset value, end of period/year	$8.17		$7.79		$9.55	$9.59	$9.45	$8.96
Total return	6.89	%(D)	(15.48	)%(C)	2.73%	4.46%	9.44%	(0.39)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$801,829		$704,476		$1,144,560	$1,286,752	$1,084,474	$396,083
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.54%		0.53%	0.56%	0.58%	0.64%
Including waiver and/or reimbursement and recapture	0.50	%(E)	0.50%		0.50%	0.50%	0.50%	0.59%
Net investment income (loss) to average net assets	3.83	%(E)	2.89%		2.45%	2.78%	3.57%	3.94%
Portfolio turnover rate	24	%(D)	40%		42%	39%	50%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.80		$9.56	$9.59	$9.45	$8.96		$9.36

Investment operations:
Net investment income (loss) (A)	0.15		0.26	0.24	0.26	0.34		0.37
Net realized and unrealized gain (loss)	0.38		(1.70)	0.04	0.16	0.49		(0.40)
Total investment operations	0.53		(1.44)	0.28	0.42	0.83		(0.03)
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.27)	(0.25)	(0.28)	(0.34)		(0.37)
Net realized gains	—		(0.05)	(0.06)	—	—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.32)	(0.31)	(0.28)	(0.34)		(0.37)

Net asset value, end of period/year	$8.18		$7.80	$9.56	$9.59	$9.45		$8.96
Total return	6.78	%(B)	(15.42)%	2.90%	4.52%	9.49%		(0.32)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$506,714		$283,641	$376,686	$352,650	$84,016		$101,251
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.46	%(C)	0.45%	0.43%	0.46%	0.47%		0.53%
Including waiver and/or reimbursement and recapture	0.46	%(C)	0.45%	0.43%	0.46%	0.47	%(D)	0.52%
Net investment income (loss) to average net assets	3.91	%(C)	2.95%	2.52%	2.73%	3.73%		4.03%
Portfolio turnover rate	24	%(B)	40%	42%	39%	50%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Bond
	Class R
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$7.79		$9.14

Investment operations:
Net investment income (loss) (B)	0.14		0.16
Net realized and unrealized gain (loss)	0.37		(1.36)
Total investment operations	0.51		(1.20)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.15)

Net asset value, end of period	$8.16		$7.79
Total return (C)	6.53%		(13.24)%

Ratio and supplemental data:
Net assets end of period (000’s)	$143		$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture (D)	0.97%		1.20%
Including waiver and/or reimbursement and recapture (D)	0.95%		0.76%
Net investment income (loss) to average net assets (D)	3.55%		2.89%
Portfolio turnover rate	24	%(C)	40%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.79		$9.55	$9.58		$9.45	$8.96		$9.36

Investment operations:
Net investment income (loss) (A)	0.15		0.26	0.24		0.27	0.34		0.37
Net realized and unrealized gain (loss)	0.38		(1.70)	0.04		0.14	0.49		(0.40)
Total investment operations	0.53		(1.44)	0.28		0.41	0.83		(0.03)
Contributions from affiliate	—		—	—		—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.27)	(0.25)		(0.28)	(0.34)		(0.37)
Net realized gains	—		(0.05)	(0.06)		—	—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.32)	(0.31)		(0.28)	(0.34)		(0.37)

Net asset value, end of period/year	$8.17		$7.79	$9.55		$9.58	$9.45		$8.96
Total return	6.78	%(B)	(15.43)%	2.90%		4.41%	9.49%		(0.30)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$86,539		$79,972	$26,448		$23,672	$19,805		$9,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.46	%(C)	0.45%	0.43%		0.45%	0.48%		0.53%
Including waiver and/or reimbursement and recapture	0.46	%(C)	0.45%	0.43	%(D)	0.45%	0.48	%(D)	0.51%
Net investment income (loss) to average net assets	3.88	%(C)	3.05%	2.52%		2.83%	3.65%		4.05%
Portfolio turnover rate	24	%(B)	40%	42%		39%	50%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$19.80		$60.69		$46.11	$26.93	$26.81		$28.32

Investment operations:
Net investment income (loss) (A)	(0.08)		(0.28)		(0.53)	(0.37)	(0.26)		(0.21)
Net realized and unrealized gain (loss)	(0.83)		(31.69)		17.94	22.30	1.55		4.14
Total investment operations	(0.91)		(31.97)		17.41	21.93	1.29		3.93
Contributions from affiliate	—		0.00	(B)(C)	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(B)	—	—	—		—
Net realized gains	—		(8.92)		(2.83)	(2.75)	(1.17)		(5.44)
Return of capital	—		(0.00	)(B)	—	—	—		—
Total dividends and/or distributions to shareholders	—		(8.92)		(2.83)	(2.75)	(1.17)		(5.44)

Net asset value, end of period/year	$18.89		$19.80		$60.69	$46.11	$26.93		$26.81
Total return (D)	(4.64	)%(E)	(60.80	)%(C)	38.29%	89.28%	5.40%		16.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$348,001		$396,598		$1,213,394	$844,139	$425,595		$384,193
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(F)	1.10%		1.01%	1.08%	1.18%		1.19%
Including waiver and/or reimbursement and recapture	1.16	%(F)	1.10	%(G)	1.01%	1.08%	1.18	%(G)	1.19%
Net investment income (loss) to average net assets	(0.87	)%(F)	(0.94)%		(0.95)%	(1.04)%	(0.92)%		(0.78)%
Portfolio turnover rate	10	%(E)	46%		63%	52%	90%		40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$13.40		$44.66		$34.77	$21.08	$21.41		$23.83

Investment operations:
Net investment income (loss) (A)	(0.10)		(0.36)		(0.70)	(0.48)	(0.37)		(0.34)
Net realized and unrealized gain (loss)	(0.56)		(21.98)		13.42	16.92	1.21		3.36
Total investment operations	(0.66)		(22.34)		12.72	16.44	0.84		3.02
Contributions from affiliate	—		0.00	(B)(C)	—	—	—		—

Dividends and/or distributions to shareholders:
Net realized gains	—		(8.92)		(2.83)	(2.75)	(1.17)		(5.44)

Net asset value, end of period/year	$12.74		$13.40		$44.66	$34.77	$21.08		$21.41
Total return (D)	(5.00	)%(E)	(61.12	)%(C)	37.23%	87.95%	4.57%		15.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$139,847		$167,725		$594,592	$425,798	$206,156		$149,727
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.03	%(F)	1.86%		1.77%	1.83%	1.93%		1.93%
Including waiver and/or reimbursement and recapture	1.90	%(F)	1.86	%(G)	1.77%	1.83%	1.93	%(G)	1.93%
Net investment income (loss) to average net assets	(1.61	)%(F)	(1.70)%		(1.70)%	(1.79)%	(1.67)%		(1.52)%
Portfolio turnover rate	10	%(E)	46%		63%	52%	90%		40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$21.48		$64.85		$49.02	$28.40	$28.13	$29.39

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.22)		(0.44)	(0.31)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	(0.90)		(34.23)		19.10	23.68	1.64	4.34
Total investment operations	(0.95)		(34.45)		18.66	23.37	1.44	4.18
Contributions from affiliate	—		0.04	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(8.92)		(2.83)	(2.75)	(1.17)	(5.44)
Return of capital	—		(0.04)		—	—	—	—
Total dividends and/or distributions to shareholders	—		(8.96)		(2.83)	(2.75)	(1.17)	(5.44)

Net asset value, end of period/year	$20.53		$21.48		$64.85	$49.02	$28.40	$28.13
Total return	(4.47	)%(C)	(60.63	)%(B)	38.57%	89.76%	5.69%	16.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$795,215		$978,757		$3,792,557	$2,393,493	$1,049,618	$719,431
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.82%		0.78%	0.84%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.81%		0.78%	0.84%	0.92%	0.94%
Net investment income (loss) to average net assets	(0.54	)%(D)	(0.65)%		(0.73)%	(0.81)%	(0.66)%	(0.55)%
Portfolio turnover rate	10	%(C)	46%		63%	52%	90%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.07		$25.60	$20.68	$13.45	$13.97	$17.26

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.08)	(0.15)	(0.11)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(0.25)		(10.53)	7.90	10.09	0.73	2.20
Total investment operations	(0.26)		(10.61)	7.75	9.98	0.65	2.15
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(8.92)	(2.83)	(2.75)	(1.17)	(5.44)

Net asset value, end of period/year	$5.81		$6.07	$25.60	$20.68	$13.45	$13.97
Total return	(4.44	)%(B)	(60.64)%	38.69%	90.02%	5.82%	16.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,293		$27,957	$473,580	$402,583	$316,761	$165,523
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(C)	0.73%	0.69%	0.73%	0.80%	0.83%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.72%	0.69%	0.73%	0.80%	0.83%
Net investment income (loss) to average net assets	(0.46	)%(C)	(0.60)%	(0.63)%	(0.69)%	(0.54)%	(0.38)%
Portfolio turnover rate	10	%(B)	46%	63%	52%	90%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Capital Growth
	Class R
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$19.81		$32.68

Investment operations:
Net investment income (loss) (B)	(0.11)		(0.14)
Net realized and unrealized gain (loss)	(0.82)		(12.73)
Total investment operations	(0.93)		(12.87)
Contributions from affiliate	—		—

Net asset value, end of period	$18.88		$19.81
Total return (C)	(4.79)%		(39.32)%

Ratio and supplemental data:
Net assets end of period (000’s)	$6		$6
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture (D)	1.69%		1.56%
Including waiver and/or reimbursement and recapture (D)	1.40%		1.11%
Net investment income (loss) to average net assets (D)	(1.12)%		(0.92)%
Portfolio turnover rate	10	%(C)	46%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Capital Growth
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$6.08		$25.60	$20.68	$13.45	$13.37

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.05)	(0.15)	(0.11)	(0.00	)(C)
Net realized and unrealized gain (loss)	(0.26)		(10.55)	7.90	10.09	0.08
Total investment operations	(0.27)		(10.60)	7.75	9.98	0.08
Contributions from affiliate	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(8.92)	(2.83)	(2.75)	—

Net asset value, end of period/year	$5.81		$6.08	$25.60	$20.68	$13.45
Total return	(4.44	)%(D)	(60.64)%	38.69%	90.02%	0.60	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,243		$18,793	$47,106	$24,890	$15,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.73%	0.69%	0.73%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.74	%(E)	0.72%	0.69%	0.73%	0.76	%(E)
Net investment income (loss) to average net assets	(0.46	)%(E)	(0.55)%	(0.63)%	(0.70)%	(0.56	)%(E)
Portfolio turnover rate	10	%(D)	46%	63%	52%	90%

(A)	Commenced operations on October 18, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.00 or $(0.00).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Core Bond
Class A
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$8.41

Investment operations:
Net investment income (loss) (B)	0.15
Net realized and unrealized gain (loss)	0.37
Total investment operations	0.52

Dividends and/or distributions to shareholders:
Net investment income	(0.14)

Net asset value, end of period	$8.79
Total return (C) (D)	6.26%

Ratio and supplemental data:
Net assets end of period (000’s)	$93
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.21%
Including waiver and/or reimbursement and recapture	0.85%
Net investment income (loss) to average net assets	3.51%
Portfolio turnover rate (D)	26%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica Core Bond
Class C
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$8.42

Investment operations:
Net investment income (loss) (B)	0.11
Net realized and unrealized gain (loss)	0.35
Total investment operations	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.12)

Net asset value, end of period	$8.76
Total return (C) (D)	5.47%

Ratio and supplemental data:
Net assets end of period (000’s)	$220
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.58%
Including waiver and/or reimbursement and recapture	1.58%
Net investment income (loss) to average net assets	2.74%
Portfolio turnover rate (D)	26%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Core Bond
Class I
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$8.39

Investment operations:
Net investment income (loss) (B)	0.16
Net realized and unrealized gain (loss)	0.38
Total investment operations	0.54

Dividends and/or distributions to shareholders:
Net investment income	(0.16)

Net asset value, end of period	$8.77
Total return (C)	6.47%

Ratio and supplemental data:
Net assets end of period (000’s)	$41
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.53%
Including waiver and/or reimbursement and recapture (E)	0.43%
Net investment income (loss) to average net assets (D)	3.84%
Portfolio turnover rate (C)	26%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.37		$10.34	$10.85	$10.50	$9.70		$10.20

Investment operations:
Net investment income (loss) (A)	0.16		0.23	0.19	0.23	0.28		0.27
Net realized and unrealized gain (loss)	0.40		(1.80)	(0.14)	0.37	0.81		(0.49)
Total investment operations	0.56		(1.57)	0.05	0.60	1.09		(0.22)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.23)	(0.20)	(0.25)	(0.29)		(0.28)
Net realized gains	—		(0.17)	(0.36)	—	—		—
Total dividends and/or distributions to shareholders	(0.16)		(0.40)	(0.56)	(0.25)	(0.29)		(0.28)

Net asset value, end of period/year	$8.77		$8.37	$10.34	$10.85	$10.50		$9.70
Total return	6.75	%(B)	(15.67)%	0.45%	5.74%	11.39%		(2.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,106,042		$1,974,697	$1,131,283	$1,275,122	$1,826,481		$1,971,571
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(C)	0.42%	0.41%	0.42%	0.42%		0.41%
Including waiver and/or reimbursement and recapture	0.43	%(C)	0.42%	0.41%	0.42%	0.42	%(D)	0.41%
Net investment income (loss) to average net assets	3.74	%(C)	2.49%	1.81%	2.16%	2.77%		2.68%
Portfolio turnover rate	26	%(B)	64%	48%	46%	49%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.38		$10.36	$10.87	$10.51	$9.72		$10.22

Investment operations:
Net investment income (loss) (A)	0.16		0.22	0.19	0.23	0.28		0.27
Net realized and unrealized gain (loss)	0.40		(1.80)	(0.14)	0.38	0.80		(0.49)
Total investment operations	0.56		(1.58)	0.05	0.61	1.08		(0.22)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.23)	(0.20)	(0.25)	(0.29)		(0.28)
Net realized gains	—		(0.17)	(0.36)	—	—		—
Total dividends and/or distributions to shareholders	(0.16)		(0.40)	(0.56)	(0.25)	(0.29)		(0.28)

Net asset value, end of period/year	$8.78		$8.38	$10.36	$10.87	$10.51		$9.72
Total return	6.75	%(B)	(15.74)%	0.45%	5.83%	11.26%		(2.21)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,620		$248,167	$369,100	$385,809	$485,794		$697,789
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(C)	0.42%	0.41%	0.42%	0.42%		0.41%
Including waiver and/or reimbursement and recapture	0.43	%(C)	0.42%	0.41%	0.42%	0.42	%(D)	0.40%
Net investment income (loss) to average net assets	3.74	%(C)	2.36%	1.81%	2.14%	2.78%		2.70%
Portfolio turnover rate	26	%(B)	64%	48%	46%	49%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.39		$10.37	$10.88	$10.52	$9.73		$10.22

Investment operations:
Net investment income (loss) (A)	0.14		0.18	0.14	0.18	0.23		0.22
Net realized and unrealized gain (loss)	0.41		(1.81)	(0.15)	0.37	0.80		(0.48)
Total investment operations	0.55		(1.63)	(0.01)	0.55	1.03		(0.26)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.18)	(0.14)	(0.19)	(0.24)		(0.23)
Net realized gains	—		(0.17)	(0.36)	—	—		—
Total dividends and/or distributions to shareholders	(0.14)		(0.35)	(0.50)	(0.19)	(0.24)		(0.23)

Net asset value, end of period/year	$8.80		$8.39	$10.37	$10.88	$10.52		$9.73
Total return	6.55	%(B)	(16.15)%	(0.05)%	5.29%	10.68%		(2.61)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,705		$23,157	$31,469	$42,002	$51,335		$94,748
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(C)	0.92%	0.91%	0.92%	0.91%		0.91%
Including waiver and/or reimbursement and recapture	0.92	%(C)	0.92%	0.91%	0.92%	0.91	%(D)	0.90%
Net investment income (loss) to average net assets	3.24	%(C)	1.88%	1.32%	1.64%	2.29%		2.18%
Portfolio turnover rate	26	%(B)	64%	48%	46%	49%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.39		$10.36	$10.87	$10.52	$9.72	$10.22

Investment operations:
Net investment income (loss) (A)	0.15		0.20	0.16	0.20	0.26	0.24
Net realized and unrealized gain (loss)	0.40		(1.79)	(0.14)	0.37	0.81	(0.49)
Total investment operations	0.55		(1.59)	0.02	0.57	1.07	(0.25)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.21)	(0.17)	(0.22)	(0.27)	(0.25)
Net realized gains	—		(0.17)	(0.36)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)		(0.38)	(0.53)	(0.22)	(0.27)	(0.25)

Net asset value, end of period/year	$8.79		$8.39	$10.36	$10.87	$10.52	$9.72
Total return	6.60	%(B)	(15.85)%	0.21%	5.49%	11.10%	(2.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$107,881		$102,515	$152,590	$162,185	$178,769	$181,447
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(C)	0.67%	0.66%	0.67%	0.67%	0.66%
Including waiver and/or reimbursement and recapture	0.66	%(C)(D)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	3.51	%(C)	2.14%	1.57%	1.90%	2.54%	2.41%
Portfolio turnover rate	26	%(B)	64%	48%	46%	49%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the periods and year indicated:	Transamerica Core Bond
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$8.38		$10.36	$10.35

Investment operations:
Net investment income (loss) (B)	0.16		0.26	0.08
Net realized and unrealized gain (loss)	0.40		(1.84)	0.01	(C)
Total investment operations	0.56		(1.58)	0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.23)	(0.08)
Net realized gains	—		(0.17)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.40)	(0.08)

Net asset value, end of period/year	$8.78		$8.38	$10.36
Total return	6.76	%(D)	(15.74)%	0.89	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,053		$693	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(E)	0.42%	0.41	%(E)
Including waiver and/or reimbursement and recapture	0.43	%(E)	0.42%	0.41	%(E)
Net investment income (loss) to average net assets	3.87	%(E)	2.99%	1.78	%(E)
Portfolio turnover rate	26	%(D)	64%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.91		$10.57		$10.33	$10.49	$9.85	$10.92

Investment operations:
Net investment income (loss) (A)	0.26		0.50		0.46	0.54	0.57	0.51
Net realized and unrealized gain (loss)	0.79		(2.81)		0.07	(0.43)	0.44	(1.23)
Total investment operations	1.05		(2.31)		0.53	0.11	1.01	(0.72)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.29)	(0.22)	(0.37)	(0.32)
Return of capital	—		—		—	(0.05)	—	(0.03)
Total dividends and/or distributions to shareholders	(0.19)		(0.35)		(0.29)	(0.27)	(0.37)	(0.35)

Net asset value, end of period/year	$8.77		$7.91		$10.57	$10.33	$10.49	$9.85
Total return (D)	12.80	%(E)	(21.97	)%(C)	5.20%	1.20%	10.42%	(6.65)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,347		$7,220		$11,114	$8,356	$9,203	$15,294
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(F)	1.36%		1.21%	1.23%	1.18%	1.12%
Including waiver and/or reimbursement and recapture	1.28	%(F)(G)	1.25%		1.21%	1.23%	1.18%	1.12%
Net investment income (loss) to average net assets	6.21	%(F)	5.39%		4.26%	5.33%	5.52%	4.81%
Portfolio turnover rate	86	%(E)	135%		185%	236%	255%	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.87		$10.51		$10.22	$10.41	$9.76	$10.85

Investment operations:
Net investment income (loss) (A)	0.23		0.44		0.39	0.48	0.50	0.42
Net realized and unrealized gain (loss)	0.78		(2.79)		0.07	(0.44)	0.46	(1.22)
Total investment operations	1.01		(2.35)		0.46	0.04	0.96	(0.80)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.29)		(0.17)	(0.19)	(0.31)	(0.26)
Return of capital	—		—		—	(0.04)	—	(0.03)
Total dividends and/or distributions to shareholders	(0.16)		(0.29)		(0.17)	(0.23)	(0.31)	(0.29)

Net asset value, end of period/year	$8.72		$7.87		$10.51	$10.22	$10.41	$9.76
Total return (D)	12.46	%(E)	(22.56	)%(C)	4.55%	0.51%	9.70%	(7.36)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,991		$2,178		$4,203	$6,014	$8,765	$10,089
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.99	%(F)	1.92%		1.86%	1.89%	1.88%	1.88%
Including waiver and/or reimbursement and recapture	1.99	%(F)	1.92	%(G)	1.86%	1.89%	1.88%	1.88%
Net investment income (loss) to average net assets	5.48	%(F)	4.71%		3.61%	4.71%	4.89%	4.03%
Portfolio turnover rate	86	%(E)	135%		185%	236%	255%	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.94		$10.63		$10.40	$10.54	$9.88	$10.95

Investment operations:
Net investment income (loss) (A)	0.28		0.54		0.51	0.59	0.62	0.54
Net realized and unrealized gain (loss)	0.80		(2.84)		0.07	(0.44)	0.46	(1.24)
Total investment operations	1.08		(2.30)		0.58	0.15	1.08	(0.70)
Contributions from affiliate	—		0.04	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.43)		(0.35)	(0.24)	(0.42)	(0.33)
Return of capital	—		—		—	(0.05)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.21)		(0.43)		(0.35)	(0.29)	(0.42)	(0.37)

Net asset value, end of period/year	$8.81		$7.94		$10.63	$10.40	$10.54	$9.88
Total return	13.10	%(C)	(21.42	)%(B)	5.66%	1.61%	10.89%	(6.36)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$175,030		$149,943		$251,616	$243,965	$457,449	$481,999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(D)	0.86%		0.81%	0.82%	0.80%	0.82%
Including waiver and/or reimbursement and recapture	0.88	%(D)(E)	0.85%		0.81%	0.82%	0.80%	0.82%
Net investment income (loss) to average net assets	6.57	%(D)	5.76%		4.67%	5.77%	5.96%	5.12%
Portfolio turnover rate	86	%(C)	135%		185%	236%	255%	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.36%.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.93		$10.63	$10.41	$10.54	$9.89	$10.95

Investment operations:
Net investment income (loss) (A)	0.28		0.54	0.52	0.59	0.63	0.55
Net realized and unrealized gain (loss)	0.79		(2.84)	0.07	(0.43)	0.45	(1.23)
Total investment operations	1.07		(2.30)	0.59	0.16	1.08	(0.68)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.37)	(0.24)	(0.43)	(0.34)
Return of capital	—		—	—	(0.05)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.21)		(0.40)	(0.37)	(0.29)	(0.43)	(0.38)

Net asset value, end of period/year	$8.79		$7.93	$10.63	$10.41	$10.54	$9.89
Total return	13.04	%(B)	(21.83)%	5.71%	1.77%	11.00%	(6.21)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,638		$7,318	$140,018	$133,270	$135,377	$161,794
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(C)	0.77%	0.71%	0.72%	0.70%	0.73%
Including waiver and/or reimbursement and recapture	0.80	%(C)	0.77%	0.71%	0.72%	0.70%	0.73%
Net investment income (loss) to average net assets	6.58	%(C)	5.54%	4.76%	5.78%	6.08%	5.21%
Portfolio turnover rate	86	%(B)	135%	185%	236%	255%	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.95		$10.63	$10.40	$10.53	$9.88	$10.94

Investment operations:
Net investment income (loss) (A)	0.28		0.55	0.52	0.59	0.63	0.58
Net realized and unrealized gain (loss)	0.79		(2.83)	0.08	(0.43)	0.45	(1.26)
Total investment operations	1.07		(2.28)	0.60	0.16	1.08	(0.68)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.37)	(0.24)	(0.43)	(0.34)
Return of capital	—		—	—	(0.05)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.21)		(0.40)	(0.37)	(0.29)	(0.43)	(0.38)

Net asset value, end of period/year	$8.81		$7.95	$10.63	$10.40	$10.53	$9.88
Total return	13.01	%(B)	(21.55)%	5.71%	1.76%	11.01%	(6.30)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,515		$25,467	$12,395	$9,765	$5,915	$5,512
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(C)	0.76%	0.71%	0.72%	0.70%	0.73%
Including waiver and/or reimbursement and recapture	0.79	%(C)	0.76%	0.71%	0.72%	0.70%	0.73%
Net investment income (loss) to average net assets	6.65	%(C)	5.95%	4.78%	5.77%	6.09%	5.50%
Portfolio turnover rate	86	%(B)	135%	185%	236%	255%	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Opportunities
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020 (A)
Net asset value, beginning of period/year	$6.59		$11.81		$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.25		0.19		0.07
Net realized and unrealized gain (loss)	1.11		(4.30)		1.78		(0.17	)(C)
Total investment operations	1.17		(4.05)		1.97		(0.10)
Contributions from affiliate	—		0.01	(D)	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.14)		(0.06)		—
Net realized gains	—		(1.04)		—		—
Total dividends and/or distributions to shareholders	(0.20)		(1.18)		(0.06)		—

Net asset value, end of period/year	$7.56		$6.59		$11.81		$9.90
Total return	17.87	%(E)	(37.56	)%(D)	19.96%		(1.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,042		$5,366		$8,503		$70
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(G)	0.97%		0.97	%(F)	1.21	%(F)(G)
Including waiver and/or reimbursement and recapture	0.97	%(G)	0.97%		0.97	%(F)(H)	0.98	%(F)(G)
Net investment income (loss) to average net assets	1.49	%(G)	2.80%		1.57%		0.92	%(G)
Portfolio turnover rate	33	%(E)	66%		85%		49	%(E)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Opportunities
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020 (A)
Net asset value, beginning of period/year	$6.60		$11.82	$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.26	0.12		0.10
Net realized and unrealized gain (loss)	1.12		(4.30)	1.87		(0.20	)(C)
Total investment operations	1.18		(4.04)	1.99		(0.10)
Contributions from affiliate	—		—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.14)	(0.07)		—
Net realized gains	—		(1.04)	—		—
Total dividends and/or distributions to shareholders	(0.21)		(1.18)	(0.07)		—

Net asset value, end of period/year	$7.57		$6.60	$11.82		$9.90
Total return	17.96	%(D)	(37.55)%	20.11%		(1.00	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$830,925		$749,653	$1,323,558		$841,388
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.87	%(E)	0.94	%(E)(F)
Including waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.87	%(E)	0.94	%(E)(F)
Net investment income (loss) to average net assets	1.57	%(F)	2.90%	0.98%		1.32	%(F)
Portfolio turnover rate	33	%(D)	66%	85%		49	%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Opportunities
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$6.64		$11.82	$12.58

Investment operations:
Net investment income (loss) (B)	0.06		0.24	0.09
Net realized and unrealized gain (loss)	1.13		(4.30)	(0.85	)(C)
Total investment operations	1.19		(4.06)	(0.76)
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.08)	—
Net realized gains	—		(1.04)	—
Total dividends and/or distributions to shareholders	(0.21)		(1.12)	—

Net asset value, end of period/year	$7.62		$6.64	$11.82
Total return	18.00	%(D)	(37.58)%	(5.96	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,095		$49,613	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.87	%(E)(F)
Including waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.87	%(E)(F)
Net investment income (loss) to average net assets	1.58	%(F)	2.92%	1.73	%(F)
Portfolio turnover rate	33	%(D)	66%	85%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.03		$6.84		$4.73		$6.52	$6.88	$7.37

Investment operations:
Net investment income (loss) (A)	0.13		0.05		0.11		0.12	0.16	0.03
Net realized and unrealized gain (loss)	(0.31)		0.43		2.27		(1.58)	(0.17)	(0.16)
Total investment operations	(0.18)		0.48		2.38		(1.46)	(0.01)	(0.13)
Contributions from affiliate	—		0.00	(B)(C)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		—		—		(0.24)	(0.07)	(0.07)
Net realized gains	—		—		—		—	—	—
Return of capital	—		(0.29)		(0.27)		(0.09)	(0.28)	(0.29)
Total dividends and/or distributions to shareholders	(0.14)		(0.29)		(0.27)		(0.33)	(0.35)	(0.36)

Net asset value, end of period/year	$6.71		$7.03		$6.84		$4.73	$6.52	$6.88
Total return (D)	(2.58	)%(E)	7.30	%(C)	51.20%		(22.37)%	(0.20)%	(1.85)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,302		$32,347		$20,495		$13,353	$16,363	$23,096
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.59	%(F)	1.54%		1.60%		1.69%	1.63%	1.61%
Including waiver and/or reimbursement and recapture	1.58	%(F)	1.60%		1.60	%(G)	1.60%	1.60%	1.60%
Net investment income (loss) to average net assets	3.73	%(F)	0.73%		1.72%		2.27%	2.27%	0.40%
Portfolio turnover rate	4	%(E)	20%		18%		20%	20%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.02		$6.83		$4.71	$6.50	$6.85	$7.34

Investment operations:
Net investment income (loss) (A)	0.10		0.03		0.07	0.11	0.10	(0.02)
Net realized and unrealized gain (loss)	(0.30)		0.40		2.28	(1.62)	(0.15)	(0.17)
Total investment operations	(0.20)		0.43		2.35	(1.51)	(0.05)	(0.19)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		—		—	(0.20)	(0.06)	(0.06)
Return of capital	—		(0.24)		(0.23)	(0.08)	(0.24)	(0.24)
Total dividends and/or distributions to shareholders	(0.11)		(0.24)		(0.23)	(0.28)	(0.30)	(0.30)

Net asset value, end of period/year	$6.71		$7.02		$6.83	$4.71	$6.50	$6.85
Total return (D)	(2.84	)%(E)	6.42	%(C)	50.48%	(23.15)%	(0.84)%	(2.66)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,349		$6,753		$7,313	$6,225	$11,796	$15,955
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.38	%(F)	2.33%		2.39%	2.47%	2.42%	2.39%
Including waiver and/or reimbursement and recapture	2.35	%(F)	2.35%		2.35%	2.35%	2.35%	2.35%
Net investment income (loss) to average net assets	2.87	%(F)	0.38%		1.13%	2.08%	1.52%	(0.29)%
Portfolio turnover rate	4	%(E)	20%		18%	20%	20%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.03		$6.84		$4.72	$6.52	$6.89	$7.37

Investment operations:
Net investment income (loss) (A)	0.13		0.08		0.11	0.11	0.18	0.07
Net realized and unrealized gain (loss)	(0.30)		0.43		2.30	(1.57)	(0.18)	(0.17)
Total investment operations	(0.17)		0.51		2.41	(1.46)	—	(0.10)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—		—	(0.25)	(0.07)	(0.08)
Return of capital	—		(0.32)		(0.29)	(0.09)	(0.30)	(0.30)
Total dividends and/or distributions to shareholders	(0.15)		(0.32)		(0.29)	(0.34)	(0.37)	(0.38)

Net asset value, end of period/year	$6.71		$7.03		$6.84	$4.72	$6.52	$6.89
Total return	(2.40	)%(D)	7.75	%(C)	51.99%	(22.28)%	(0.03)%	(1.42)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,469		$51,296		$36,098	$14,247	$14,258	$21,257
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.31	%(E)	1.26%		1.28%	1.33%	1.30%	1.30%
Including waiver and/or reimbursement and recapture	1.28	%(E)	1.26%		1.28%	1.33%	1.30%	1.30%
Net investment income (loss) to average net assets	3.97	%(E)	1.18%		1.70%	2.08%	2.56%	1.02%
Portfolio turnover rate	4	%(D)	20%		18%	20%	20%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.03		$6.84	$4.72	$6.52	$6.89	$7.38

Investment operations:
Net investment income (loss) (A)	0.14		0.15	0.14	0.17	0.18	0.07
Net realized and unrealized gain (loss)	(0.31)		0.36	2.28	(1.62)	(0.17)	(0.17)
Total investment operations	(0.17)		0.51	2.42	(1.45)	0.01	(0.10)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—	—	(0.25)	(0.07)	(0.08)
Return of capital	—		(0.32)	(0.30)	(0.10)	(0.31)	(0.31)
Total dividends and/or distributions to shareholders	(0.15)		(0.32)	(0.30)	(0.35)	(0.38)	(0.39)

Net asset value, end of period/year	$6.71		$7.03	$6.84	$4.72	$6.52	$6.89
Total return	(2.35	)%(B)	7.78%	52.12%	(22.19)%	0.08%	(1.44)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,930		$57,944	$154,852	$123,151	$208,684	$258,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(C)	1.16%	1.18%	1.22%	1.20%	1.20%
Including waiver and/or reimbursement and recapture	1.18	%(C)	1.16%	1.18%	1.22%	1.20%	1.20%
Net investment income (loss) to average net assets	4.12	%(C)	2.23%	2.25%	3.11%	2.60%	0.95%
Portfolio turnover rate	4	%(B)	20%	18%	20%	20%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.91		$9.50		$9.27	$9.61	$9.87	$9.97

Investment operations:
Net investment income (loss) (A)	0.33		0.34		0.27	0.40	0.48	0.42
Net realized and unrealized gain (loss)	0.06		(0.58)		0.27	(0.37)	(0.26)	(0.10)
Total investment operations	0.39		(0.24)		0.54	0.03	0.22	0.32
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.35)		(0.31)	(0.37)	(0.48)	(0.42)
Return of capital	—		(0.00	)(B)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.32)		(0.35)		(0.31)	(0.37)	(0.48)	(0.42)

Net asset value, end of period/year	$8.98		$8.91		$9.50	$9.27	$9.61	$9.87
Total return (C)	4.49	%(D)	(2.61)%		5.85%	0.47%	2.44%	3.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,318		$15,531		$13,805	$13,779	$24,106	$37,011
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.13	%(F)	1.09%		1.15%	1.21%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.02	%(F)	1.05%		1.05%	1.05%	1.05%	1.05%
Net investment income (loss) to average net assets	7.39	%(F)	3.71%		2.90%	4.31%	4.94%	4.22%
Portfolio turnover rate	18	%(D)	75%		41%	37%	23%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.92		$9.51		$9.28	$9.62	$9.87	$9.97

Investment operations:
Net investment income (loss) (A)	0.29		0.27		0.20	0.33	0.41	0.35
Net realized and unrealized gain (loss)	0.07		(0.58)		0.27	(0.36)	(0.25)	(0.10)
Total investment operations	0.36		(0.31)		0.47	(0.03)	0.16	0.25
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.28)		(0.24)	(0.31)	(0.41)	(0.35)
Return of capital	—		(0.00	)(B)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.29)		(0.28)		(0.24)	(0.31)	(0.41)	(0.35)

Net asset value, end of period/year	$8.99		$8.92		$9.51	$9.28	$9.62	$9.87
Total return (D)	4.11	%(E)	(3.33	)%(C)	5.06%	(0.28)%	1.68%	2.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,716		$15,790		$14,222	$12,659	$18,255	$22,412
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.86	%(G)	1.83%		1.88%	1.94%	1.81%	1.83%
Including waiver and/or reimbursement and recapture	1.77	%(G)	1.80%		1.80%	1.80%	1.80%	1.80%
Net investment income (loss) to average net assets	6.65	%(G)	2.96%		2.15%	3.58%	4.22%	3.50%
Portfolio turnover rate	18	%(E)	75%		41%	37%	23%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.87		$9.45		$9.23	$9.58	$9.84	$9.94

Investment operations:
Net investment income (loss) (A)	0.34		0.36		0.29	0.42	0.51	0.45
Net realized and unrealized gain (loss)	0.06		(0.57)		0.26	(0.37)	(0.26)	(0.10)
Total investment operations	0.40		(0.21)		0.55	0.05	0.25	0.35
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.33)		(0.37)		(0.33)	(0.40)	(0.51)	(0.45)
Return of capital	—		(0.00	)(B)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.33)		(0.37)		(0.33)	(0.40)	(0.51)	(0.45)

Net asset value, end of period/year	$8.94		$8.87		$9.45	$9.23	$9.58	$9.84
Total return	4.64	%(D)	(2.29	)%(C)	6.02%	0.60%	2.69%	3.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$101,456		$107,287		$112,017	$57,185	$99,384	$187,447
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.87	%(F)	0.84%		0.89%	0.95%	0.82%	0.85%
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.80%		0.80%	0.80%	0.80%	0.80%
Net investment income (loss) to average net assets	7.64	%(F)	3.87%		3.08%	4.58%	5.20%	4.56%
Portfolio turnover rate	18	%(D)	75%		41%	37%	23%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.91		$9.50		$9.27		$9.62	$9.87	$9.97

Investment operations:
Net investment income (loss) (A)	0.34		0.34		0.28		0.44	0.52	0.45
Net realized and unrealized gain (loss)	0.06		(0.56)		0.28		(0.40)	(0.25)	(0.09)
Total investment operations	0.40		(0.22)		0.56		0.04	0.27	0.36
Contributions from affiliate	—		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.33)		(0.37)		(0.33)		(0.39)	(0.52)	(0.46)
Return of capital	—		(0.00	)(B)	—		—	—	—
Total dividends and/or distributions to shareholders	(0.33)		(0.37)		(0.33)		(0.39)	(0.52)	(0.46)

Net asset value, end of period/year	$8.98		$8.91		$9.50		$9.27	$9.62	$9.87
Total return	4.64	%(C)	(2.32)%		6.13%		0.55%	2.78%	3.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$53,586		$51,209		$146,186		$10	$81,278	$473,047
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.74%		0.80%		0.85%	0.72%	0.75%
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.74	%(F)	0.80	%(F)	0.80%	0.72%	0.75%
Net investment income (loss) to average net assets	7.69	%(E)	3.72%		2.94%		4.36%	5.30%	4.54%
Portfolio turnover rate	18	%(C)	75%		41%		37%	23%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	(A)	$1.00		$1.00

Investment operations:
Net investment income (loss) (B)	0.02		0.01		0.00	(C)	0.01		0.02		0.00	(C)
Net realized and unrealized gain (loss)	(0.00	)(C)	(0.00	)(C)	0.00	(C)	—		—		—
Total investment operations	0.02		0.01		0.00	(C)	0.01		0.02		0.00	(C)
Contributions from affiliate	—		—		0.00	(C)(D)	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(C)	(0.01	)(A)	(0.02)		(0.00	)(C)
Return of capital	—		—		(0.00	)(C)	—		—		—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(C)	(0.01)		(0.02)		(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	1.91	%(F)	0.75%		0.28	%(D)	0.53	%(A)	1.64%		0.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$222,645		$241,113		$258,675		$274,311		$187,635		$171,707
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(G)	0.62%		0.62%		0.67%		0.65%		0.68%
Including waiver and/or reimbursement and recapture	0.43	%(G)	0.26%		0.01	%(H)	0.40	%(H)	0.73	%(I)	1.25	%(I)
Net investment income (loss) to average net assets	3.79	%(G)	0.73%		0.10%		0.48%		1.62%		0.44%

(A)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the Fund not paid out the distribution(s).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	(A)	$1.00		$1.00

Investment operations:
Net investment income (loss) (B)	0.02		0.01		0.00	(C)	0.02		0.01		0.00	(C)
Net realized and unrealized gain (loss)	(0.00	)(C)	(0.00	)(C)	0.00	(C)	—		—		—
Total investment operations	0.02		0.01		0.00	(C)	0.02		0.01		0.00	(C)
Contributions from affiliate	—		—		0.00	(C)(D)	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(C)	(0.02	)(A)	(0.01)		(0.00	)(C)
Return of capital	—		—		(0.00	)(C)	—		—		—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(C)	(0.02)		(0.01)		(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	1.83	%(F)	0.74%		0.16	%(D)	1.73	%(A)	0.57%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,127		$8,812		$9,593		$15,475		$9,218		$13,477
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(G)	1.40%		1.40%		1.44%		1.41%		1.46%
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.27%		0.10	%(H)	0.53	%(H)	1.77	%(I)	1.69	%(I)
Net investment income (loss) to average net assets	3.66	%(G)	0.73%		0.01%		1.41%		0.57%		0.01%

(A)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the Fund not paid out the distribution(s).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.14% lower had the affiliate not made additional contributions.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.01		0.02		0.01
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	—		—		—
Total investment operations	0.02		0.01		0.00	(B)	0.01		0.02		0.01
Contributions from affiliate	—		0.00	(B)(C)	0.00	(B)(D)	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)		(0.01)
Return of capital	—		—		(0.00	)(B)	—		—		—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)		(0.01)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	1.94	%(E)	0.83	%(C)	0.21	%(D)	0.52%		1.89%		0.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,837		$27,320		$24,620		$23,804		$18,213		$21,281
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(F)	0.42%		0.46%		0.52%		0.50%		0.52%
Including waiver and/or reimbursement and recapture	0.38	%(F)	0.28%		0.00	%(G)(H)	0.31	%(H)	0.48	%(I)	0.76	%(I)
Net investment income (loss) to average net assets	3.87	%(F)	0.76%		0.11%		0.48%		1.87%		0.94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.01		0.01		0.00	(B)
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	—		—		—
Total investment operations	0.02		0.01		0.00	(B)	0.01		0.01		0.00	(B)
Contributions from affiliate	—		—		0.00	(B)(C)	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.01)		(0.00	)(B)
Return of capital	—		—		(0.00	)(B)	—		—		—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.01)		(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	1.96	%(D)	0.79%		0.30	%(C)	0.65%		1.42%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,826		$3,412		$3,837		$5,378		$5,400		$4,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.31%		0.30%		0.33%		0.30%		0.32%
Including waiver and/or reimbursement and recapture	0.32	%(E)	0.21%		0.06	%(F)	0.18	%(F)	0.88	%(G)	1.64	%(G)
Net investment income (loss) to average net assets	3.88	%(E)	0.75%		0.05%		0.61%		1.47%		0.00	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.25% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.01		0.02		0.01
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	—		—		—
Total investment operations	0.02		0.01		0.00	(B)	0.01		0.02		0.01
Contributions from affiliate	—		—		0.00	(B)(C)	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)		(0.01)
Return of capital	—		—		(0.00	)(B)	—		—		—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)		(0.01)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	1.96	%(D)	0.79%		0.30	%(C)	0.65%		2.07%		1.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,258		$87,756		$83,914		$85,900		$134,883		$106,431
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.31%		0.30%		0.33%		0.30%		0.32%
Including waiver and/or reimbursement and recapture	0.32	%(E)	0.23%		0.06	%(F)	0.19	%(F)	0.30	%(G)(H)	0.30	%(H)
Net investment income (loss) to average net assets	3.92	%(E)	0.72%		0.04%		0.68%		2.02%		1.41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.26% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.01
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	0.00	(B)	—	—
Total investment operations	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.01
Contributions from affiliate	—		—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)	(0.01)
Return of capital	—		—		(0.00	)(B)	—		—	—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)	(0.01)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return	1.82	%(C)	0.65%		0.03%		0.35%		1.56%	0.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,176		$127,876		$124,774		$1,017,445		$910,347	$728,262
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.62%		0.75%		0.86%		0.85%	0.88%
Including waiver and/or reimbursement and recapture	0.59	%(D)	0.36%		0.10	%(E)	0.49	%(E)	0.80%	0.80%
Net investment income (loss) to average net assets	3.62	%(D)	0.65%		0.02%		0.34%		1.54%	0.92%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.01		0.02	0.01
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	—		—	—
Total investment operations	0.02		0.01		0.00	(B)	0.01		0.02	0.01
Contributions from affiliate	—		—		0.00	(B)(C)	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)	(0.01)
Return of capital	—		—		(0.00	)(B)	—		—	—
Total dividends and/or distributions to shareholders	(0.02)		(0.01)		(0.00	)(B)	(0.01)		(0.02)	(0.01)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return	1.97	%(D)	0.81%		0.34	%(C)	0.60%		1.86%	1.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,228		$70,505		$72,583		$91,021		$117,731	$174,150
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.56%		0.55%		0.58%		0.55%	0.57%
Including waiver and/or reimbursement and recapture	0.29	%(E)	0.19%		0.01	%(F)	0.24	%(F)	0.50%	0.50%
Net investment income (loss) to average net assets	3.91	%(E)	0.80%		0.10%		0.59%		1.85%	1.19%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.24% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.68		$9.13		$8.56	$9.01	$8.86	$9.34

Investment operations:
Net investment income (loss) (A)	0.20		0.39		0.37	0.40	0.48	0.50
Net realized and unrealized gain (loss)	0.10		(1.44)		0.58	(0.42)	0.16	(0.49)
Total investment operations	0.30		(1.05)		0.95	(0.02)	0.64	0.01
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.40)		(0.38)	(0.43)	(0.49)	(0.49)

Net asset value, end of period/year	$7.78		$7.68		$9.13	$8.56	$9.01	$8.86
Total return (D)	4.03	%(E)	(11.74	)%(C)	11.38%	(0.10)%	7.79%	(0.20)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,734		$62,992		$85,643	$78,109	$94,450	$87,028
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(F)	1.00%		0.98%	1.03%	1.09%	1.08%
Including waiver and/or reimbursement and recapture	1.03	%(F)(G)	1.00	%(G)	1.00%	1.03%	1.05%	1.00%
Net investment income (loss) to average net assets	5.17	%(F)	4.64%		4.09%	4.68%	5.36%	5.45%
Portfolio turnover rate	10	%(E)	22%		37%	37%	38%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.65		$9.10	$8.52	$8.97	$8.81	$9.30

Investment operations:
Net investment income (loss) (A)	0.17		0.33	0.30	0.34	0.42	0.43
Net realized and unrealized gain (loss)	0.13		(1.44)	0.59	(0.42)	0.16	(0.50)
Total investment operations	0.30		(1.11)	0.89	(0.08)	0.58	(0.07)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.34)	(0.31)	(0.37)	(0.42)	(0.42)

Net asset value, end of period/year	$7.77		$7.65	$9.10	$8.52	$8.97	$8.81
Total return (B)	3.94	%(C)	(12.42)%	10.58%	(0.82)%	6.88%	(0.88)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,132		$8,914	$14,407	$19,387	$26,922	$31,361
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.76	%(D)	1.72%	1.71%	1.73%	1.76%	1.75%
Including waiver and/or reimbursement and recapture	1.76	%(D)(E)	1.72%	1.71%	1.74%	1.75%	1.72%
Net investment income (loss) to average net assets	4.48	%(D)	3.91%	3.37%	4.00%	4.68%	4.74%
Portfolio turnover rate	10	%(C)	22%	37%	37%	38%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.74		$9.21		$8.63		$9.06		$8.91		$9.40

Investment operations:
Net investment income (loss) (A)	0.22		0.43		0.41		0.43		0.51		0.52
Net realized and unrealized gain (loss)	0.13		(1.46)		0.59		(0.39)		0.16		(0.49)
Total investment operations	0.35		(1.03)		1.00		0.04		0.67		0.03
Contributions from affiliate	—		0.00	(B)(C)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.44)		(0.42)		(0.47)		(0.52)		(0.52)

Net asset value, end of period/year	$7.87		$7.74		$9.21		$8.63		$9.06		$8.91
Total return	4.63	%(D)	(11.44	)%(B)	11.74%		0.57%		7.93%		0.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$573,108		$562,580		$841,173		$520,044		$67,078		$80,141
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.70%		0.68%		0.70%		0.74%		0.74%
Including waiver and/or reimbursement and recapture	0.63	%(E)(F)(G)	0.61	%(G)(H)	0.60	%(H)	0.62	%(H)	0.74	%(I)	0.71%
Net investment income (loss) to average net assets	5.60	%(E)	5.02%		4.44%		4.96%		5.66%		5.67%
Portfolio turnover rate	10	%(D)	22%		37%		37%		38%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.76		$9.23	$8.64	$9.10	$8.94		$9.43

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.41	0.44	0.52		0.54
Net realized and unrealized gain (loss)	0.13		(1.46)	0.60	(0.43)	0.17		(0.50)
Total investment operations	0.35		(1.03)	1.01	0.01	0.69		0.04
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.44)	(0.42)	(0.47)	(0.53)		(0.53)

Net asset value, end of period/year	$7.89		$7.76	$9.23	$8.64	$9.10		$8.94
Total return	4.64	%(B)	(11.42)%	11.87%	0.28%	8.17%		0.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$262,571		$251,872	$931,699	$1,054,363	$477,381		$472,589
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.58%	0.60%	0.63%		0.63%
Including waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.58%	0.60%	0.63	%(D)	0.61%
Net investment income (loss) to average net assets	5.62	%(C)	4.90%	4.49%	5.14%	5.80%		5.83%
Portfolio turnover rate	10	%(B)	22%	37%	37%	38%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.76		$9.23	$8.64	$9.10	$8.93		$9.43

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.41	0.44	0.52		0.54
Net realized and unrealized gain (loss)	0.13		(1.46)	0.60	(0.43)	0.18		(0.50)
Total investment operations	0.35		(1.03)	1.01	0.01	0.70		0.04
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.44)	(0.42)	(0.47)	(0.53)		(0.54)

Net asset value, end of period/year	$7.89		$7.76	$9.23	$8.64	$9.10		$8.93
Total return	4.64	%(B)	(11.42)%	11.87%	0.28%	8.02%		0.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$154,124		$154,394	$222,760	$218,199	$279,020		$298,604
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.58%	0.60%	0.63%		0.63%
Including waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.60%	0.60%	0.63	%(D)	0.60%
Net investment income (loss) to average net assets	5.62	%(C)	5.04%	4.48%	5.11%	5.79%		5.85%
Portfolio turnover rate	10	%(B)	22%	37%	37%	38%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.76		$9.23	$8.64	$9.10	$8.93	$9.43

Investment operations:
Net investment income (loss) (A)	0.20		0.39	0.37	0.40	0.48	0.49
Net realized and unrealized gain (loss)	0.14		(1.46)	0.60	(0.43)	0.17	(0.50)
Total investment operations	0.34		(1.07)	0.97	(0.03)	0.65	(0.01)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.38)	(0.43)	(0.48)	(0.49)

Net asset value, end of period/year	$7.89		$7.76	$9.23	$8.64	$9.10	$8.93
Total return	4.38	%(B)	(11.86)%	11.29%	(0.23)%	7.51%	(0.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,656		$17,663	$24,423	$32,169	$35,439	$42,802
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(C)	1.09%	1.12%	1.25%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.10	%(C)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	5.14	%(C)	4.55%	3.98%	4.63%	5.33%	5.35%
Portfolio turnover rate	10	%(B)	22%	37%	37%	38%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.77		$9.22		$8.64	$9.10	$8.93	$9.43

Investment operations:
Net investment income (loss) (A)	0.21		0.41		0.38	0.42	0.50	0.52
Net realized and unrealized gain (loss)	0.12		(1.46)		0.59	(0.43)	0.18	(0.51)
Total investment operations	0.33		(1.05)		0.97	(0.01)	0.68	0.01
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)		(0.39)	(0.45)	(0.51)	(0.51)

Net asset value, end of period/year	$7.89		$7.77		$9.22	$8.64	$9.10	$8.93
Total return	4.38	%(B)	(11.58)%		11.35%	0.03%	7.78%	0.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,085		$48,173		$66,337	$621,798	$396,605	$361,072
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(C)	0.85%		0.83%	0.85%	0.88%	0.88%
Including waiver and/or reimbursement and recapture	0.85	%(C)	0.85	%(D)	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	5.38	%(C)	4.81%		4.20%	4.86%	5.56%	5.61%
Portfolio turnover rate	10	%(B)	22%		37%	37%	38%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$7.76		$9.23	$8.64	$9.10	$8.94		$9.43

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.41	0.44	0.52		0.54
Net realized and unrealized gain (loss)	0.13		(1.46)	0.60	(0.43)	0.17		(0.50)
Total investment operations	0.35		(1.03)	1.01	0.01	0.69		0.04
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.44)	(0.42)	(0.47)	(0.53)		(0.53)

Net asset value, end of period/year	$7.89		$7.76	$9.23	$8.64	$9.10		$8.94
Total return	4.64	%(B)	(11.41)%	11.87%	0.28%	8.05%		0.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,138		$59,709	$61,417	$44,075	$44,675		$29,499
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.58%	0.60%	0.63%		0.63%
Including waiver and/or reimbursement and recapture	0.62	%(C)	0.60%	0.58%	0.60%	0.63	%(D)	0.61%
Net investment income (loss) to average net assets	5.62	%(C)	5.07%	4.48%	5.14%	5.77%		5.85%
Portfolio turnover rate	10	%(B)	22%	37%	37%	38%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Yield ESG
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020 (A)
Net asset value, beginning of period/year	$8.51		$10.09		$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.25		0.39		0.33		0.08
Net realized and unrealized gain (loss)	0.19		(1.55)		0.24		(0.09)
Total investment operations	0.44		(1.16)		0.57		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.40)		(0.38)		(0.09)
Net realized gains	—		(0.02)		—		—
Total dividends and/or distributions to shareholders	(0.25)		(0.42)		(0.38)		(0.09)

Net asset value, end of period/year	$8.70		$8.51		$10.09		$9.90
Total return	5.26	%(C)	(11.73)%		5.76%		(0.08	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,077		$997		$1,130		$999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.25%		1.50%		2.02	%(D)
Including waiver and/or reimbursement and recapture	0.76	%(D)(E)(F)	0.77	%(F)(G)	0.77	%(G)	0.77	%(D)(G)
Net investment income (loss) to average net assets	5.88	%(D)	4.16%		3.29%		3.09	%(D)
Portfolio turnover rate	10	%(C)	20%		37%		3	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield ESG
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.55		$10.09	$9.90	$10.00

Investment operations:
Net investment income (loss) (B)	0.25		0.39	0.34	0.08
Net realized and unrealized gain (loss)	0.19		(1.51)	0.23	(0.09)
Total investment operations	0.44		(1.12)	0.57	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.40)	(0.38)	(0.09)
Net realized gains	—		(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.42)	(0.38)	(0.09)

Net asset value, end of period/year	$8.74		$8.55	$10.09	$9.90
Total return	5.26	%(C)	(11.31)%	5.78%	(0.08	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,098		$35,337	$20,088	$18,990
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	1.15%	1.40%	1.92	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75%	0.75	%(D)
Net investment income (loss) to average net assets	5.89	%(D)	4.28%	3.31%	3.11	%(D)
Portfolio turnover rate	10	%(C)	20%	37%	3	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica High Yield ESG
Class R6
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$8.63

Investment operations:
Net investment income (loss) (B)	0.08
Net realized and unrealized gain (loss)	0.11
Total investment operations	0.19
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)

Net asset value, end of period	$8.74
Total return (C)	2.29%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.95%
Including waiver and/or reimbursement and recapture	0.69%
Net investment income (loss) to average net assets (D)	5.86%
Portfolio turnover rate (C)	10%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.47		$12.36		$11.59		$11.98		$11.34		$11.60

Investment operations:
Net investment income (loss) (A)	0.21		0.34		0.35		0.38		0.42		0.40
Net realized and unrealized gain (loss)	0.63		(2.86)		0.78		(0.32)		0.64		(0.26)
Total investment operations	0.84		(2.52)		1.13		0.06		1.06		0.14
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.34)		(0.36)		(0.41)		(0.42)		(0.40)
Net realized gains	—		(0.03)		—		—		—		—
Return of capital	—		—		—		(0.04)		—		—
Total dividends and/or distributions to shareholders	(0.21)		(0.37)		(0.36)		(0.45)		(0.42)		(0.40)

Net asset value, end of period/year	$10.10		$9.47		$12.36		$11.59		$11.98		$11.34
Total return (B)	8.88	%(C)	(20.80)%		9.81%		0.60%		9.54%		1.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,127		$16,721		$29,316		$18,111		$22,116		$30,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(D)	1.01	%(E)	0.98	%(E)	1.07	%(E)	1.04	%(E)	1.00	%(E)
Including waiver and/or reimbursement and recapture	0.91	%(D)	0.91	%(E)	0.91	%(E)	0.91	%(E)	0.91	%(E)	0.91	%(E)
Net investment income (loss) to average net assets	4.17	%(D)	2.98%		2.86%		3.22%		3.63%		3.45%
Portfolio turnover rate	11	%(C)	53%		96%		37%		54%		119%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.48		$12.38		$11.60		$11.99		$11.35		$11.61

Investment operations:
Net investment income (loss) (A)	0.18		0.27		0.28		0.31		0.36		0.33
Net realized and unrealized gain (loss)	0.62		(2.87)		0.79		(0.32)		0.64		(0.26)
Total investment operations	0.80		(2.60)		1.07		(0.01)		1.00		0.07
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.27)		(0.29)		(0.35)		(0.36)		(0.33)
Net realized gains	—		(0.03)		—		—		—		—
Return of capital	—		—		—		(0.03)		—		—
Total dividends and/or distributions to shareholders	(0.18)		(0.30)		(0.29)		(0.38)		(0.36)		(0.33)

Net asset value, end of period/year	$10.10		$9.48		$12.38		$11.60		$11.99		$11.35
Total return (B)	8.44	%(C)	(21.32)%		9.24%		—%		8.89%		0.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,784		$8,587		$13,390		$11,731		$11,561		$11,389
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.81	%(D)	1.74	%(E)	1.73	%(E)	1.82	%(E)	1.81	%(E)	1.76	%(E)
Including waiver and/or reimbursement and recapture	1.51	%(D)	1.51	%(E)	1.51	%(E)	1.51	%(E)	1.51	%(E)	1.51	%(E)
Net investment income (loss) to average net assets	3.57	%(D)	2.41%		2.28%		2.63%		3.05%		2.84%
Portfolio turnover rate	11	%(C)	53%		96%		37%		54%		119%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.46		$12.36		$11.59		$12.00		$11.36		$11.62

Investment operations:
Net investment income (loss) (A)	0.21		0.35		0.37		0.39		0.44		0.42
Net realized and unrealized gain (loss)	0.62		(2.86)		0.78		(0.33)		0.64		(0.26)
Total investment operations	0.83		(2.51)		1.15		0.06		1.08		0.16
Contributions from affiliate	—		0.00	(B)(C)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.36)		(0.38)		(0.43)		(0.44)		(0.42)
Net realized gains	—		(0.03)		—		—		—		—
Return of capital	—		—		—		(0.04)		—		—
Total dividends and/or distributions to shareholders	(0.21)		(0.39)		(0.38)		(0.47)		(0.44)		(0.42)

Net asset value, end of period/year	$10.08		$9.46		$12.36		$11.59		$12.00		$11.36
Total return	8.86	%(D)	(20.75	)%(B)	9.98%		0.58%		9.70%		1.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,696		$93,760		$129,929		$62,566		$75,539		$61,523
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.77	%(F)	0.77	%(F)	0.86	%(F)	0.84	%(F)	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.76	%(F)	0.76	%(F)	0.76	%(F)	0.76	%(F)	0.76	%(F)
Net investment income (loss) to average net assets	4.31	%(E)	3.14%		3.00%		3.37%		3.79%		3.59%
Portfolio turnover rate	11	%(D)	53%		96%		37%		54%		119%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.48		$12.38		$11.60		$12.00		$11.36		$11.62

Investment operations:
Net investment income (loss) (A)	0.22		0.37		0.38		0.39		0.45		0.42
Net realized and unrealized gain (loss)	0.62		(2.87)		0.79		(0.31)		0.64		(0.26)
Total investment operations	0.84		(2.50)		1.17		0.08		1.09		0.16
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.37)		(0.39)		(0.44)		(0.45)		(0.42)
Net realized gains	—		(0.03)		—		—		—		—
Return of capital	—		—		—		(0.04)		—		—
Total dividends and/or distributions to shareholders	(0.22)		(0.40)		(0.39)		(0.48)		(0.45)		(0.42)

Net asset value, end of period/year	$10.10		$9.48		$12.38		$11.60		$12.00		$11.36
Total return	8.89	%(B)	(20.65)%		10.17%		0.77%		9.73%		1.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10		$12		$11		$11		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(C)	0.68	%(D)	0.68	%(D)	0.75	%(D)	0.73	%(D)	0.68	%(D)
Including waiver and/or reimbursement and recapture	0.73	%(C)	0.68	%(D)	0.68	%(D)	0.75	%(D)	0.73	%(D)	0.68	%(D)
Net investment income (loss) to average net assets	4.36	%(C)	3.28%		3.11%		3.39%		3.83%		3.67%
Portfolio turnover rate	11	%(B)	53%		96%		37%		54%		119%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.39		$11.09		$10.78	$10.26	$9.58	$9.97

Investment operations:
Net investment income (loss) (A)	0.13		0.50		0.32	0.10	0.16	0.20
Net realized and unrealized gain (loss)	0.37		(1.80)		0.29	0.51	0.67	(0.38)
Total investment operations	0.50		(1.30)		0.61	0.61	0.83	(0.18)
Contributions from affiliate	—		0.01	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.37)		(0.30)	(0.09)	(0.15)	(0.21)
Net realized gains	(0.18)		(0.04)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.29)		(0.41)		(0.30)	(0.09)	(0.15)	(0.21)

Net asset value, end of period/year	$9.60		$9.39		$11.09	$10.78	$10.26	$9.58
Total return (C)	5.25	%(D)	(11.94	)%(B)	5.73%	5.99%	8.73%	(1.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,099		$2,291		$1,430	$866	$778	$719
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.03	%(F)	0.98%		1.02%	1.10%	1.07%	0.95%
Including waiver and/or reimbursement and recapture	0.98	%(F)	1.00%		1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	2.80	%(F)	4.84%		2.90%	0.97%	1.59%	2.02%
Portfolio turnover rate	16	%(D)	62%		48%	28%	23%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
Class C
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.15	$10.79	$10.52	$10.04	$9.41	$9.81

Investment operations:
Net investment income (loss) (A)	0.09	0.43	0.25	0.05	0.08	0.13
Net realized and unrealized gain (loss)	0.36	(1.78)	0.26	0.47	0.66	(0.38)
Total investment operations	0.45	(1.35)	0.51	0.52	0.74	(0.25)
Contributions from affiliate	—	0.05	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.30)	(0.24)	(0.04)	(0.11)	(0.15)
Net realized gains	(0.18)	(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.26)	(0.34)	(0.24)	(0.04)	(0.11)	(0.15)

Net asset value, end of period/year	$9.34	$9.15	$10.79	$10.52	$10.04	$9.41
Total return (C)	4.97	%(D)	(12.26)%	4.89%	5.23%	7.90%	(2.59)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$605	$747	$934	$562	$529	$456
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.81	%(F)	1.72%	1.70%	1.80%	1.80%	1.81%
Including waiver and/or reimbursement and recapture	1.71	%(F)	1.71%	1.72%	1.75%	1.75%	1.75%
Net investment income (loss) to average net assets	2.04	%(F)	4.24%	2.37%	0.44%	0.80%	1.35%
Portfolio turnover rate	16	%(D)	62%	48%	28%	23%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.46%.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.46		$11.18	$10.86	$10.32	$9.63	$10.03

Investment operations:
Net investment income (loss) (A)	0.15		0.53	0.37	0.16	0.18	0.18
Net realized and unrealized gain (loss)	0.36		(1.81)	0.29	0.49	0.68	(0.34)
Total investment operations	0.51		(1.28)	0.66	0.65	0.86	(0.16)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.40)	(0.34)	(0.11)	(0.17)	(0.24)
Net realized gains	(0.18)		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.30)		(0.44)	(0.34)	(0.11)	(0.17)	(0.24)

Net asset value, end of period/year	$9.67		$9.46	$11.18	$10.86	$10.32	$9.63
Total return	5.47	%(B)	(11.73)%	6.08%	6.33%	8.97%	(1.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,732		$10,169	$14,310	$5,897	$4,658	$2,156
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.72%	0.72%	0.82%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.65%	0.73%	0.75%	0.75%
Net investment income (loss) to average net assets	3.17	%(D)	5.05%	3.31%	1.48%	1.80%	1.81%
Portfolio turnover rate	16	%(B)	62%	48%	28%	23%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.49		$11.21	$10.88		$10.35	$9.65	$10.05

Investment operations:
Net investment income (loss) (A)	0.15		0.53	0.35		0.15	0.19	0.24
Net realized and unrealized gain (loss)	0.36		(1.81)	0.32		0.49	0.68	(0.40)
Total investment operations	0.51		(1.28)	0.67		0.64	0.87	(0.16)
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.40)	(0.34)		(0.11)	(0.17)	(0.24)
Net realized gains	(0.18)		(0.04)	—		—	—	—
Total dividends and/or distributions to shareholders	(0.30)		(0.44)	(0.34)		(0.11)	(0.17)	(0.24)

Net asset value, end of period/year	$9.70		$9.49	$11.21		$10.88	$10.35	$9.65
Total return	5.47	%(B)	(11.66)%	6.16%		6.23%	9.09%	(1.63)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,781		$102,380	$118,370		$86,849	$121,491	$148,450
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.66	%(D)	0.62%	0.63%		0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.62%	0.63	%(E)	0.72%	0.71%	0.70%
Net investment income (loss) to average net assets	3.11	%(D)	5.07%	3.15%		1.46%	1.86%	2.38%
Portfolio turnover rate	16	%(B)	62%	48%		28%	23%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.49		$11.21	$10.89		$10.35	$9.66	$10.05

Investment operations:
Net investment income (loss) (A)	0.15		0.56	0.35		0.16	0.19	0.24
Net realized and unrealized gain (loss)	0.37		(1.84)	0.31		0.49	0.67	(0.39)
Total investment operations	0.52		(1.28)	0.66		0.65	0.86	(0.15)
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.40)	(0.34)		(0.11)	(0.17)	(0.24)
Net realized gains	(0.18)		(0.04)	—		—	—	—
Total dividends and/or distributions to shareholders	(0.30)		(0.44)	(0.34)		(0.11)	(0.17)	(0.24)

Net asset value, end of period/year	$9.71		$9.49	$11.21		$10.89	$10.35	$9.66
Total return	5.46	%(B)	(11.66)%	6.07%		6.33%	8.97%	(1.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$151		$156	$72		$59	$55	$51
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.66	%(D)	0.62%	0.63%		0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.62%	0.63	%(E)	0.72%	0.71%	0.70%
Net investment income (loss) to average net assets	3.16	%(D)	5.41%	3.14%		1.47%	1.87%	2.37%
Portfolio turnover rate	16	%(B)	62%	48%		28%	23%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.18		$11.13		$10.84		$10.21	$9.63	$9.97

Investment operations:
Net investment income (loss) (A)	0.15		0.66		0.41		0.12	0.17	0.26
Net realized and unrealized gain (loss)	0.30		(1.90)		0.25		0.65	0.65	(0.34)
Total investment operations	0.45		(1.24)		0.66		0.77	0.82	(0.08)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.71)		(0.37)		(0.14)	(0.24)	(0.26)

Net asset value, end of period/year	$9.45		$9.18		$11.13		$10.84	$10.21	$9.63
Total return	4.80	%(B)	(11.55)%		6.16%		7.59%	8.58%	(0.88)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,017		$75,996		$98,870		$99,722	$104,687	$111,874
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.50%		0.49%		0.51%	0.49%	0.56%
Including waiver and/or reimbursement and recapture	0.53	%(D)	0.50	%(E)	0.49	%(E)	0.52%	0.47%	0.40%
Net investment income (loss) to average net assets	3.36	%(D)	6.39%		3.75%		1.14%	1.73%	2.59%
Portfolio turnover rate	13	%(B)	32%		21%		16%	14%	134%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.18		$11.13	$10.85	$10.23	$9.65	$9.98

Investment operations:
Net investment income (loss) (A)	0.13		0.61	0.35	0.07	0.11	0.21
Net realized and unrealized gain (loss)	0.29		(1.90)	0.24	0.65	0.67	(0.34)
Total investment operations	0.42		(1.29)	0.59	0.72	0.78	(0.13)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.66)	(0.31)	(0.10)	(0.20)	(0.20)

Net asset value, end of period/year	$9.45		$9.18	$11.13	$10.85	$10.23	$9.65
Total return	4.64	%(B)	(12.01)%	5.53%	7.08%	8.24%	(1.29)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,197		$7,799	$9,787	$10,488	$9,125	$10,508
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	0.99%	0.98%	1.00%	0.98%	1.05%
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.00%	0.99%	0.99%	1.00%	0.92%
Net investment income (loss) to average net assets	2.86	%(D)	5.89%	3.21%	0.69%	1.13%	2.07%
Portfolio turnover rate	13	%(B)	32%	21%	16%	14%	134%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.19		$11.15	$10.86	$10.23	$9.63	$9.97

Investment operations:
Net investment income (loss) (A)	0.15		0.66	0.32	0.11	0.10	0.23
Net realized and unrealized gain (loss)	0.30		(1.93)	0.32	0.64	0.72	(0.34)
Total investment operations	0.45		(1.27)	0.64	0.75	0.82	(0.11)

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.69)	(0.35)	(0.12)	(0.22)	(0.23)

Net asset value, end of period/year	$9.47		$9.19	$11.15	$10.86	$10.23	$9.63
Total return	4.82	%(B)	(11.77)%	5.96%	7.39%	8.58%	(1.15)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$906		$1,003	$1,147	$2,012	$2,340	$15,421
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.75%	0.74%	0.76%	0.74%	0.81%
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.64%	0.64%	0.65%	0.65	%(E)
Net investment income (loss) to average net assets	3.28	%(D)	6.34%	2.90%	1.04%	1.07%	2.33%
Portfolio turnover rate	13	%(B)	32%	21%	16%	14%	134%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.86		$11.99		$11.84	$11.80		$11.06		$11.40

Investment operations:
Net investment income (loss) (A)	0.12		0.20		0.20	0.19		0.28		0.26
Net realized and unrealized gain (loss)	0.76		(2.09)		0.16	0.13		0.75		(0.34)
Total investment operations	0.88		(1.89)		0.36	0.32		1.03		(0.08)
Contributions from affiliate	—		0.00	(B)(C)	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.20)		(0.21)	(0.24)		(0.29)		(0.26)
Net realized gains	—		(0.04)		—	—		—		—
Return of capital	—		—		—	(0.04)		—		—
Total dividends and/or distributions to shareholders	(0.12)		(0.24)		(0.21)	(0.28)		(0.29)		(0.26)

Net asset value, end of period/year	$10.62		$9.86		$11.99	$11.84		$11.80		$11.06
Total return (D)	8.98	%(E)	(15.92	)%(C)	3.03%	2.73%		9.35%		(0.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$174,930		$179,426		$284,610	$245,980		$218,941		$269,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(F)	0.74%		0.73%	0.75	%(G)	0.78	%(G)	0.77	%(G)
Including waiver and/or reimbursement and recapture	0.68	%(F)	0.64%		0.63%	0.65	%(G)	0.68	%(G)	0.67	%(G)
Net investment income (loss) to average net assets	2.36	%(F)	1.83%		1.69%	1.65%		2.47%		2.29%
Portfolio turnover rate	31	%(E)	28%		35%	20%		14%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.84		$11.96		$11.82	$11.78		$11.03		$11.38

Investment operations:
Net investment income (loss) (A)	0.09		0.13		0.13	0.12		0.21		0.19
Net realized and unrealized gain (loss)	0.76		(2.07)		0.14	0.13		0.75		(0.35)
Total investment operations	0.85		(1.94)		0.27	0.25		0.96		(0.16)
Contributions from affiliate	—		0.00	(B)(C)	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)		(0.13)	(0.18)		(0.21)		(0.19)
Net realized gains	—		(0.04)		—	—		—		—
Return of capital	—		—		—	(0.03)		—		—
Total dividends and/or distributions to shareholders	(0.09)		(0.18)		(0.13)	(0.21)		(0.21)		(0.19)

Net asset value, end of period/year	$10.60		$9.84		$11.96	$11.82		$11.78		$11.03
Total return (D)	8.67	%(E)	(16.40	)%(C)	2.30%	2.10%		8.80%		(1.43)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$72,102		$77,442		$131,738	$138,959		$143,332		$148,672
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56	%(F)	1.52%		1.50%	1.52	%(G)	1.55	%(G)	1.53	%(G)
Including waiver and/or reimbursement and recapture	1.29	%(F)	1.27%		1.25%	1.27	%(G)	1.30	%(G)	1.28	%(G)
Net investment income (loss) to average net assets	1.75	%(F)	1.20%		1.06%	1.03%		1.86%		1.67%
Portfolio turnover rate	31	%(E)	28%		35%	20%		14%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.90		$12.03		$11.88	$11.85		$11.11		$11.46

Investment operations:
Net investment income (loss) (A)	0.13		0.22		0.22	0.21		0.30		0.27
Net realized and unrealized gain (loss)	0.75		(2.10)		0.15	0.12		0.74		(0.35)
Total investment operations	0.88		(1.88)		0.37	0.33		1.04		(0.08)
Contributions from affiliate	—		0.01	(B)	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.22)		(0.22)	(0.26)		(0.30)		(0.27)
Net realized gains	—		(0.04)		—	—		—		—
Return of capital	—		—		—	(0.04)		—		—
Total dividends and/or distributions to shareholders	(0.13)		(0.26)		(0.22)	(0.30)		(0.30)		(0.27)

Net asset value, end of period/year	$10.65		$9.90		$12.03	$11.88		$11.85		$11.11
Total return	8.95	%(C)	(15.67	)%(B)	3.16%	2.81%		9.45%		(0.71)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,102,048		$1,168,497		$2,315,780	$1,888,406		$1,354,326		$999,826
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.59	%(D)	0.56%		0.55%	0.56	%(E)	0.59	%(E)	0.58	%(E)
Including waiver and/or reimbursement and recapture	0.49	%(D)	0.49%		0.49%	0.49	%(E)	0.56	%(E)	0.58	%(E)
Net investment income (loss) to average net assets	2.55	%(D)	1.96%		1.84%	1.80%		2.59%		2.38%
Portfolio turnover rate	31	%(C)	28%		35%	20%		14%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$9.91		$12.04	$11.90	$11.86		$11.11		$11.46

Investment operations:
Net investment income (loss) (A)	0.13		0.23	0.23	0.21		0.31		0.28
Net realized and unrealized gain (loss)	0.76		(2.09)	0.14	0.13		0.75		(0.35)
Total investment operations	0.89		(1.86)	0.37	0.34		1.06		(0.07)
Contributions from affiliate	—		—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.23)	(0.23)	(0.23)		(0.31)		(0.28)
Net realized gains	—		(0.04)	—	—		—		—
Return of capital	—		—	—	(0.07)		—		—
Total dividends and/or distributions to shareholders	(0.14)		(0.27)	(0.23)	(0.30)		(0.31)		(0.28)

Net asset value, end of period/year	$10.66		$9.91	$12.04	$11.90		$11.86		$11.11
Total return	8.96	%(B)	(15.67)%	3.14%	2.94%		9.64%		(0.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10	$12	$11		$11		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.49	%(C)	0.46%	0.44%	0.46	%(D)	0.48	%(D)	0.47	%(D)
Including waiver and/or reimbursement and recapture	0.49	%(C)(E)	0.46%	0.44%	0.46	%(D)	0.48	%(D)	0.47	%(D)
Net investment income (loss) to average net assets	2.55	%(C)	2.03%	1.93%	1.80%		2.68%		2.49%
Portfolio turnover rate	31	%(B)	28%	35%	20%		14%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.03		$21.36		$15.73	$17.65	$17.30	$19.29

Investment operations:
Net investment income (loss) (A)	0.15		0.40		0.31	0.20	0.32	0.33
Net realized and unrealized gain (loss)	3.57		(5.03)		5.45	(1.69)	0.83	(1.79)
Total investment operations	3.72		(4.63)		5.76	(1.49)	1.15	(1.46)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.70)		(0.13)	(0.43)	(0.28)	(0.53)
Net realized gains	—		—		—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.11)		(0.70)		(0.13)	(0.43)	(0.80)	(0.53)

Net asset value, end of period/year	$19.64		$16.03		$21.36	$15.73	$17.65	$17.30
Total return (D)	23.28	%(E)	(22.39	)%(C)	36.70%	(8.77)%	7.28%	(7.82)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$163,527		$142,550		$111,299	$147,674	$153,300	$202,462
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(F)	1.45%		1.40%	1.30%	1.28%	1.23%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%		1.25%	1.25%	1.25%	1.22%
Net investment income (loss) to average net assets	1.67	%(F)	2.18%		1.52%	1.22%	1.94%	1.74%
Portfolio turnover rate	6	%(E)	17%		22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$15.77		$21.00		$15.46	$17.34	$16.97	$18.97

Investment operations:
Net investment income (loss) (A)	0.08		0.25		0.18	0.07	0.19	0.21
Net realized and unrealized gain (loss)	3.52		(4.94)		5.36	(1.66)	0.83	(1.78)
Total investment operations	3.60		(4.69)		5.54	(1.59)	1.02	(1.57)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.54)		—	(0.29)	(0.13)	(0.43)
Net realized gains	—		—		—	—	(0.52)	—
Total dividends and/or distributions to shareholders	—		(0.54)		—	(0.29)	(0.65)	(0.43)

Net asset value, end of period/year	$19.37		$15.77		$21.00	$15.46	$17.34	$16.97
Total return (D)	22.83	%(E)	(22.86	)%(C)	35.77%	(9.38)%	6.50%	(8.49)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,201		$19,439		$30,911	$27,884	$46,960	$64,847
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(F)	1.91%		1.91%	1.96%	1.96%	1.94%
Including waiver and/or reimbursement and recapture	1.93	%(F)(G)	1.91	%(G)	1.91%	1.96%	1.96%	1.94%
Net investment income (loss) to average net assets	0.89	%(F)	1.35%		0.88%	0.45%	1.15%	1.12%
Portfolio turnover rate	6	%(E)	17%		22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.25		$21.62		$15.95	$17.89	$17.54	$19.55

Investment operations:
Net investment income (loss) (A)	0.20		0.47		0.40	0.26	0.39	0.42
Net realized and unrealized gain (loss)	3.60		(5.09)		5.51	(1.70)	0.83	(1.83)
Total investment operations	3.80		(4.62)		5.91	(1.44)	1.22	(1.41)
Contributions from affiliate	—		0.02	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.77)		(0.24)	(0.50)	(0.35)	(0.60)
Net realized gains	—		—		—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.18)		(0.77)		(0.24)	(0.50)	(0.87)	(0.60)

Net asset value, end of period/year	$19.87		$16.25		$21.62	$15.95	$17.89	$17.54
Total return	23.53	%(C)	(22.03	)%(B)	37.24%	(8.38)%	7.66%	(7.49)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,849,697		$2,315,412		$2,994,603	$1,891,398	$2,210,381	$2,495,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.84%		0.85%	0.86%	0.86%	0.89%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.84%		0.85%	0.86%	0.86%	0.89%
Net investment income (loss) to average net assets	2.13	%(D)	2.49%		1.95%	1.58%	2.31%	2.17%
Portfolio turnover rate	6	%(C)	17%		22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.28		$21.65	$15.97	$17.91	$17.57	$19.58

Investment operations:
Net investment income (loss) (A)	0.19		0.47	0.42	0.28	0.39	0.43
Net realized and unrealized gain (loss)	3.63		(5.07)	5.51	(1.70)	0.84	(1.82)
Total investment operations	3.82		(4.60)	5.93	(1.42)	1.23	(1.39)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.77)	(0.25)	(0.52)	(0.37)	(0.62)
Net realized gains	—		—	—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.77)	(0.25)	(0.52)	(0.89)	(0.62)

Net asset value, end of period/year	$19.90		$16.28	$21.65	$15.97	$17.91	$17.57
Total return	23.62	%(B)	(22.01)%	37.36%	(8.28)%	7.72%	(7.40)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,026,244		$1,168,404	$1,548,574	$1,387,536	$1,910,356	$2,186,243
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Net investment income (loss) to average net assets	2.11	%(C)	2.51%	2.06%	1.69%	2.31%	2.21%
Portfolio turnover rate	6	%(B)	17%	22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.40		$21.81	$16.08	$18.04	$17.68	$19.58

Investment operations:
Net investment income (loss) (A)	0.20		0.47	0.42	0.29	0.41	0.43
Net realized and unrealized gain (loss)	3.65		(5.11)	5.56	(1.73)	0.84	(1.84)
Total investment operations	3.85		(4.64)	5.98	(1.44)	1.25	(1.41)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.77)	(0.25)	(0.52)	(0.37)	(0.49)
Net realized gains	—		—	—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.77)	(0.25)	(0.52)	(0.89)	(0.49)

Net asset value, end of period/year	$20.05		$16.40	$21.81	$16.08	$18.04	$17.68
Total return	23.63	%(B)	(22.03)%	37.42%	(8.34)%	7.78%	(7.41)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,584		$115,536	$166,596	$204,877	$210,438	$218,378
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Net investment income (loss) to average net assets	2.18	%(C)	2.48%	2.04%	1.74%	2.40%	2.21%
Portfolio turnover rate	6	%(B)	17%	22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.40		$21.80	$16.08	$18.03	$17.65	$19.51

Investment operations:
Net investment income (loss) (A)	0.16		0.37	0.33	0.20	0.32	0.34
Net realized and unrealized gain (loss)	3.65		(5.11)	5.55	(1.72)	0.84	(1.83)
Total investment operations	3.81		(4.74)	5.88	(1.52)	1.16	(1.49)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.66)	(0.16)	(0.43)	(0.26)	(0.37)
Net realized gains	—		—	—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.10)		(0.66)	(0.16)	(0.43)	(0.78)	(0.37)

Net asset value, end of period/year	$20.11		$16.40	$21.80	$16.08	$18.03	$17.65
Total return	23.31	%(B)	(22.40)%	36.74%	(8.75)%	7.23%	(7.89)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,595		$19,863	$31,246	$25,413	$31,770	$37,376
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(C)	1.24%	1.24%	1.26%	1.26%	1.28%
Including waiver and/or reimbursement and recapture	1.25	%(C)	1.24%	1.24%	1.26%	1.26%	1.28%
Net investment income (loss) to average net assets	1.70	%(C)	1.95%	1.57%	1.18%	1.89%	1.72%
Portfolio turnover rate	6	%(B)	17%	22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.37		$21.77	$16.06	$18.01	$17.65	$19.54

Investment operations:
Net investment income (loss) (A)	0.18		0.42	0.37	0.24	0.36	0.38
Net realized and unrealized gain (loss)	3.65		(5.11)	5.55	(1.71)	0.83	(1.82)
Total investment operations	3.83		(4.69)	5.92	(1.47)	1.19	(1.44)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.71)	(0.21)	(0.48)	(0.31)	(0.45)
Net realized gains	—		—	—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.10)		(0.71)	(0.21)	(0.48)	(0.83)	(0.45)

Net asset value, end of period/year	$20.10		$16.37	$21.77	$16.06	$18.01	$17.65
Total return	23.43	%(B)	(22.22)%	37.05%	(8.50)%	7.44%	(7.59)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,957		$4,986	$23,706	$17,802	$19,425	$15,775
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(C)	1.00%	1.00%	1.02%	1.02%	1.04%
Including waiver and/or reimbursement and recapture	1.00	%(C)	1.00%	1.00%	1.02%	1.02%	1.04%
Net investment income (loss) to average net assets	1.93	%(C)	2.14%	1.76%	1.46%	2.14%	1.95%
Portfolio turnover rate	6	%(B)	17%	22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$16.46		$21.88	$16.13	$18.09	$17.73	$19.76

Investment operations:
Net investment income (loss) (A)	0.21		0.48	0.43	0.28	0.41	0.46
Net realized and unrealized gain (loss)	3.65		(5.13)	5.57	(1.72)	0.84	(1.87)
Total investment operations	3.86		(4.65)	6.00	(1.44)	1.25	(1.41)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.77)	(0.25)	(0.52)	(0.37)	(0.62)
Net realized gains	—		—	—	—	(0.52)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.77)	(0.25)	(0.52)	(0.89)	(0.62)

Net asset value, end of period/year	$20.12		$16.46	$21.88	$16.13	$18.09	$17.73
Total return	23.60	%(B)	(21.97)%	37.37%	(8.31)%	7.76%	(7.43)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$496,177		$397,503	$451,687	$222,323	$255,860	$198,633
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.79%
Net investment income (loss) to average net assets	2.25	%(C)	2.53%	2.05%	1.70%	2.42%	2.35%
Portfolio turnover rate	6	%(B)	17%	22%	18%	13%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$6.97		$10.07		$7.77		$7.53	$7.85	$8.89

Investment operations:
Net investment income (loss) (B)	0.06		0.15		0.14		0.08	0.14	0.09
Net realized and unrealized gain (loss)	1.20		(2.69)		2.23		0.28	0.75	(1.13)
Total investment operations	1.26		(2.54)		2.37		0.36	0.89	(1.04)
Contributions from affiliate	—		0.00	(C)(D)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.26)		(0.07)		(0.12)	(0.11)	—
Net realized gains	—		(0.30)		—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.11)		(0.56)		(0.07)		(0.12)	(1.21)	—

Net asset value, end of period/year	$8.12		$6.97		$10.07		$7.77	$7.53	$7.85
Total return (E)	18.19	%(F)	(26.67	)%(D)	30.55%		4.81%	14.77%	(11.70	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$584		$480		$530		$190	$106	$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.49	%(G)	1.45%		1.42%		1.74%	1.74%	1.43	%(G)
Including waiver and/or reimbursement and recapture	1.20	%(G)	1.21	%(H)	1.21	%(H)	1.20%	1.23%	1.30	%(G)
Net investment income (loss) to average net assets	1.64	%(G)	1.79%		1.48%		1.11%	2.06%	1.49	%(G)
Portfolio turnover rate	22	%(F)	36%		21%		28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.02		$10.12		$7.79		$7.55	$7.86	$8.89

Investment operations:
Net investment income (loss) (B)	0.08		0.16		0.16		0.09	0.14	0.13
Net realized and unrealized gain (loss)	1.20		(2.69)		2.24		0.28	0.77	(1.16)
Total investment operations	1.28		(2.53)		2.40		0.37	0.91	(1.03)
Contributions from affiliate	—		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.07)		(0.13)	(0.12)	—
Net realized gains	—		(0.30)		—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.13)		(0.57)		(0.07)		(0.13)	(1.22)	—

Net asset value, end of period/year	$8.17		$7.02		$10.12		$7.79	$7.55	$7.86
Total return	18.39	%(C)	(26.47)%		30.95%		4.96%	14.99%	(11.59	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$97		$73		$29		$21	$19	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(D)	1.02%		1.33%		1.31%	1.43%	1.36	%(D)
Including waiver and/or reimbursement and recapture	0.89	%(D)(E)	0.98	%(F)	0.91	%(F)	1.03%	1.05%	1.05	%(D)
Net investment income (loss) to average net assets	2.03	%(D)	2.05%		1.59%		1.24%	1.93%	2.27	%(D)
Portfolio turnover rate	22	%(C)	36%		21%		28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Focus
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.00		$10.09	$7.78	$7.53	$7.87	$9.02

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.16	0.11	0.15	0.16
Net realized and unrealized gain (loss)	1.19		(2.66)	2.24	0.29	0.76	(1.16)
Total investment operations	1.27		(2.49)	2.40	0.40	0.91	(1.00)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.09)	(0.15)	(0.15)	(0.15)
Net realized gains	—		(0.30)	—	—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.60)	(0.09)	(0.15)	(1.25)	(0.15)

Net asset value, end of period/year	$8.13		$7.00	$10.09	$7.78	$7.53	$7.87
Total return	18.28	%(B)	(26.24)%	31.01%	5.34%	15.22%	(11.29)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$911,653		$862,508	$1,467,721	$1,439,535	$1,162,120	$1,216,433
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(C)	0.81%	0.80%	0.81%	0.81%	0.87%
Including waiver and/or reimbursement and recapture	0.82	%(C)	0.81%	0.80%	0.81%	0.81%	0.87%
Net investment income (loss) to average net assets	1.98	%(C)	2.06%	1.69%	1.45%	2.20%	1.80%
Portfolio turnover rate	22	%(B)	36%	21%	28%	25%	119%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.03		$10.13	$7.81	$7.57	$7.87	$8.89

Investment operations:
Net investment income (loss) (B)	0.08		0.19	0.17	0.11	0.16	0.16
Net realized and unrealized gain (loss)	1.20		(2.69)	2.24	0.28	0.77	(1.18)
Total investment operations	1.28		(2.50)	2.41	0.39	0.93	(1.02)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.09)	(0.15)	(0.13)	—
Net realized gains	—		(0.30)	—	—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.60)	(0.09)	(0.15)	(1.23)	—

Net asset value, end of period/year	$8.17		$7.03	$10.13	$7.81	$7.57	$7.87
Total return	18.34	%(C)	(26.23)%	31.02%	5.19%	15.35%	(11.47	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,143		$11,765	$14	$11	$10	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.81%	0.80%	0.81%	0.80%	0.83	%(D)
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.81%	0.80%	0.81%	0.80%	0.83	%(D)
Net investment income (loss) to average net assets	2.01	%(D)	2.28%	1.71%	1.46%	2.26%	2.72	%(D)
Portfolio turnover rate	22	%(C)	36%	21%	28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.25		$16.30		$11.94	$12.60	$12.44	$13.67

Investment operations:
Net investment income (loss) (A)	0.12		0.27		0.28	0.13	0.24	0.27
Net realized and unrealized gain (loss)	2.93		(4.74)		4.23	(0.51)	0.83	(1.08)
Total investment operations	3.05		(4.47)		4.51	(0.38)	1.07	(0.81)
Contributions from affiliate	—		0.01	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.42)		(0.15)	(0.28)	(0.22)	(0.42)
Net realized gains	(0.35)		(0.17)		—	—	(0.69)	—
Total dividends and/or distributions to shareholders	(0.44)		(0.59)		(0.15)	(0.28)	(0.91)	(0.42)

Net asset value, end of period/year	$13.86		$11.25		$16.30	$11.94	$12.60	$12.44
Total return	27.61	%(C)	(28.23	)%(B)	37.93%	(3.21)%	9.84%	(6.20)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$275,542		$233,431		$348,810	$232,368	$105,692	$291,455
Expenses to average net assets	1.11	%(D)	1.10%		1.09%	1.11%	1.10%	1.12%
Net investment income (loss) to average net assets	1.87	%(D)	2.06%		1.82%	1.09%	2.07%	1.92%
Portfolio turnover rate	6	%(C)	14%		14%	30%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.28		$16.34	$11.96	$12.63	$12.47	$13.70

Investment operations:
Net investment income (loss) (A)	0.12		0.29	0.30	0.12	0.24	0.27
Net realized and unrealized gain (loss)	2.94		(4.75)	4.24	(0.49)	0.85	(1.07)
Total investment operations	3.06		(4.46)	4.54	(0.37)	1.09	(0.80)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.43)	(0.16)	(0.30)	(0.24)	(0.43)
Net realized gains	(0.35)		(0.17)	—	—	(0.69)	—
Total dividends and/or distributions to shareholders	(0.45)		(0.60)	(0.16)	(0.30)	(0.93)	(0.43)

Net asset value, end of period/year	$13.89		$11.28	$16.34	$11.96	$12.63	$12.47
Total return	27.67	%(B)	(28.23)%	38.13%	(3.15)%	9.97%	(6.11)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$347,751		$334,444	$489,410	$282,379	$460,442	$439,922
Expenses to average net assets	1.01	%(C)	1.01%	0.99%	1.01%	1.00%	1.02%
Net investment income (loss) to average net assets	1.94	%(C)	2.18%	1.92%	1.04%	2.05%	1.95%
Portfolio turnover rate	6	%(B)	14%	14%	30%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.75		$11.77		$8.62	$9.60	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.31		0.23	0.14	0.18	(0.01)
Net realized and unrealized gain (loss)	1.82		(2.42)		3.03	(1.12)	0.24	(0.80)
Total investment operations	1.93		(2.11)		3.26	(0.98)	0.42	(0.81)
Contributions from affiliate	—		0.02	(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.30)		(0.11)	—	(0.01)	—
Net realized gains	—		(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.22)		(0.93)		(0.11)	—	(0.01)	—

Net asset value, end of period/year	$10.46		$8.75		$11.77	$8.62	$9.60	$9.19
Total return (D)	22.55	%(E)	(19.19	)%(C)	38.12%	(10.21)%	4.59%	(8.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,067		$745		$780	$473	$498	$459
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.16	%(G)	1.15%		1.14%	1.20%	3.11%	14.60	%(G)
Including waiver and/or reimbursement and recapture	1.25	%(G)	1.25%		1.25%	1.25%	1.24%	1.25	%(G)
Net investment income (loss) to average net assets	2.29	%(G)	3.13%		2.04%	1.60%	1.95%	(0.74	)%(G)
Portfolio turnover rate	17	%(E)	41%		52%	49%	35%	2	%(E)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.19%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.77		$11.83		$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.33		0.25	0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	1.84		(2.43)		3.07	(1.13)	0.24	(0.81)
Total investment operations	1.96		(2.10)		3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	—		0.02	(D)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.35)		(0.14)	(0.01)	(0.01)	—
Net realized gains	—		(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.98)		(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$10.49		$8.77		$11.83	$8.65	$9.62	$9.19
Total return	22.63	%(E)	(19.02	)%(D)	38.63%	(9.98)%	4.81%	(8.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$676		$547		$608	$439	$501	$459
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.90	%(G)	0.93%		0.96%	1.03%	2.95%	14.44	%(G)
Including waiver and/or reimbursement and recapture	1.00	%(G)	1.00%		1.00%	1.00%	0.99%	1.00	%(G)
Net investment income (loss) to average net assets	2.45	%(G)	3.33%		2.25%	1.83%	2.21%	(0.49	)%(G)
Portfolio turnover rate	17	%(E)	41%		52%	49%	35%	2	%(E)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.78		$11.83	$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.13		0.34	0.26	0.17	0.11	(0.00	)(C)
Net realized and unrealized gain (loss)	1.85		(2.42)	3.06	(1.13)	0.33	(0.81)
Total investment operations	1.98		(2.08)	3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.34)	(0.14)	(0.01)	(0.01)	—
Net realized gains	—		(0.63)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.26)		(0.97)	(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$10.50		$8.78	$11.83	$8.65	$9.62	$9.19
Total return	22.82	%(D)	(19.08)%	38.64%	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$159,347		$142,358	$136,492	$106,120	$76,498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.80	%(F)	0.83%	0.85%	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.80	%(F)	0.83%	0.93%	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	2.58	%(F)	3.37%	2.31%	1.89%	1.24%	(0.49	)%(F)
Portfolio turnover rate	17	%(D)	41%	52%	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.77		$11.83	$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.13		0.36	0.25	0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	1.84		(2.45)	3.07	(1.13)	0.24	(0.81)
Total investment operations	1.97		(2.09)	3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.34)	(0.14)	(0.01)	(0.01)	—
Net realized gains	—		(0.63)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.97)	(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$10.49		$8.77	$11.83	$8.65	$9.62	$9.19
Total return	22.74	%(D)	(19.12)%	38.63%	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,869		$12,337	$601	$434	$482	$460
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.80	%(F)	0.83%	0.86%	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.80	%(F)	0.92%	0.96%	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	2.59	%(F)	3.70%	2.28%	1.85%	2.20%	(0.50	)%(F)
Portfolio turnover rate	17	%(D)	41%	52%	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica International Sustainable Equity
Class A
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.26
Total investment operations	0.28

Net asset value, end of period	$10.28
Total return (C) (D)	2.80%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	3.49%
Including waiver and/or reimbursement and recapture	1.10%
Net investment income (loss) to average net assets (E)	3.01%
Portfolio turnover rate (D)	1%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica International Sustainable Equity
Class R6
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.26
Total investment operations	0.29

Net asset value, end of period	$10.29
Total return (C)	2.90%

Ratio and supplemental data:
Net assets end of period (000’s)	$5,133
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	2.98%
Including waiver and/or reimbursement and recapture	0.70%
Net investment income (loss) to average net assets (D)	3.39%
Portfolio turnover rate (C)	1%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$12.80		$14.07		$9.10		$10.97		$12.09		$13.56

Investment operations:
Net investment income (loss) (A)	0.06		0.11		0.09		0.19		0.19		0.14
Net realized and unrealized gain (loss)	0.38		(1.03)		4.98		(1.57)		(0.02	)(B)	(0.04)
Total investment operations	0.44		(0.92)		5.07		(1.38)		0.17		0.10
Contributions from affiliate	—		0.00	(C)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)		(0.10)		(0.18)		(0.19)		(0.12)
Net realized gains	(0.70)		(0.23)		—		(0.31)		(1.10)		(1.45)
Total dividends and/or distributions to shareholders	(0.77)		(0.35)		(0.10)		(0.49)		(1.29)		(1.57)

Net asset value, end of period/year	$12.47		$12.80		$14.07		$9.10		$10.97		$12.09
Total return (E)	3.58	%(F)	(6.69	)%(D)	55.91%		(13.06)%		2.51%		0.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,748		$77,059		$82,859		$50,011		$81,213		$95,523
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(G)	0.98%		0.99%		1.07%		1.08%		1.08%
Including waiver and/or reimbursement and recapture	1.00	%(G)(H)	0.98	%(H)	0.99	%(H)	1.07	%(H)	1.08%		1.08%
Net investment income (loss) to average net assets	1.00	%(G)	0.81%		0.76%		1.93%		1.69%		1.06%
Portfolio turnover rate	9	%(F)	26%		127%		184%		162%		139%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$12.70		$13.95		$9.05		$10.90		$12.01		$13.48

Investment operations:
Net investment income (loss) (A)	0.01		0.01		0.00	(B)	0.12		0.11		0.04
Net realized and unrealized gain (loss)	0.38		(1.02)		4.94		(1.57)		(0.02	)(C)	(0.02)
Total investment operations	0.39		(1.01)		4.94		(1.45)		0.09		0.02
Contributions from affiliate	—		0.00	(B)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.04)		(0.09)		(0.10)		(0.04)
Net realized gains	(0.70)		(0.23)		—		(0.31)		(1.10)		(1.45)
Total dividends and/or distributions to shareholders	(0.72)		(0.24)		(0.04)		(0.40)		(1.20)		(1.49)

Net asset value, end of period/year	$12.37		$12.70		$13.95		$9.05		$10.90		$12.01
Total return (E)	3.20	%(F)	(7.34	)%(D)	54.71%		(13.77)%		1.81%		(0.16)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,555		$17,682		$19,204		$14,804		$38,234		$49,839
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77	%(G)	1.75%		1.76%		1.83%		1.82%		1.80%
Including waiver and/or reimbursement and recapture	1.77	%(G)(H)	1.75	%(H)	1.76	%(H)	1.83	%(H)	1.82%		1.80%
Net investment income (loss) to average net assets	0.24	%(G)	0.04%		0.02%		1.21%		0.96%		0.33%
Portfolio turnover rate	9	%(F)	26%		127%		184%		162%		139%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$12.92		$14.19		$9.17		$11.05		$12.16		$13.64

Investment operations:
Net investment income (loss) (A)	0.08		0.16		0.14		0.24		0.23		0.17
Net realized and unrealized gain (loss)	0.38		(1.04)		5.01		(1.59)		(0.02	)(B)	(0.04)
Total investment operations	0.46		(0.88)		5.15		(1.35)		0.21		0.13
Contributions from affiliate	—		0.01	(C)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.13)		(0.22)		(0.22)		(0.16)
Net realized gains	(0.70)		(0.23)		—		(0.31)		(1.10)		(1.45)
Total dividends and/or distributions to shareholders	(0.78)		(0.40)		(0.13)		(0.53)		(1.32)		(1.61)

Net asset value, end of period/year	$12.60		$12.92		$14.19		$9.17		$11.05		$12.16
Total return	3.77	%(D)	(6.27	)%(C)	56.42%		(12.67)%		2.88%		0.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,771		$99,796		$108,943		$72,131		$251,629		$375,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.72%		0.72%		0.77%		0.79%		0.80%
Including waiver and/or reimbursement and recapture	0.64	%(E)(F)(G)	0.63	%(G)(H)	0.63	%(H)	0.68	%(H)	0.77	%(H)	0.80%
Net investment income (loss) to average net assets	1.36	%(E)	1.16%		1.16%		2.38%		2.02%		1.31%
Portfolio turnover rate	9	%(D)	26%		127%		184%		162%		139%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$12.88		$14.16	$9.16	$11.04		$12.16		$13.63

Investment operations:
Net investment income (loss) (A)	0.08		0.16	0.14	0.21		0.23		0.19
Net realized and unrealized gain (loss)	0.38		(1.05)	5.00	(1.56)		(0.02	)(B)	(0.03)
Total investment operations	0.46		(0.89)	5.14	(1.35)		0.21		0.16
Contributions from affiliate	—		—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.16)	(0.14)	(0.22)		(0.23)		(0.18)
Net realized gains	(0.70)		(0.23)	—	(0.31)		(1.10)		(1.45)
Total dividends and/or distributions to shareholders	(0.79)		(0.39)	(0.14)	(0.53)		(1.33)		(1.63)

Net asset value, end of period/year	$12.55		$12.88	$14.16	$9.16		$11.04		$12.16
Total return	3.75	%(C)	(6.37)%	56.43%	(12.66)%		2.90%		0.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,378,801		$1,684,204	$2,294,601	$1,454,992		$1,523,734		$1,664,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.62%	0.62%	0.66%		0.69%		0.69%
Including waiver and/or reimbursement and recapture	0.63	%(D)	0.62%	0.61%	0.66	%(E)	0.69%		0.69%
Net investment income (loss) to average net assets	1.36	%(D)	1.16%	1.12%	2.23%		2.06%		1.46%
Portfolio turnover rate	9	%(C)	26%	127%	184%		162%		139%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$12.88		$14.16	$9.16		$11.04		$12.16		$13.63

Investment operations:
Net investment income (loss) (A)	0.08		0.15	0.15		0.22		0.23		0.18
Net realized and unrealized gain (loss)	0.38		(1.04)	4.99		(1.57)		(0.02	)(B)	(0.02)
Total investment operations	0.46		(0.89)	5.14		(1.35)		0.21		0.16
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.16)	(0.14)		(0.22)		(0.23)		(0.18)
Net realized gains	(0.70)		(0.23)	—		(0.31)		(1.10)		(1.45)
Total dividends and/or distributions to shareholders	(0.79)		(0.39)	(0.14)		(0.53)		(1.33)		(1.63)

Net asset value, end of period/year	$12.55		$12.88	$14.16		$9.16		$11.04		$12.16
Total return	3.75	%(C)	(6.37)%	56.42%		(12.66)%		2.90%		0.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,261		$43,589	$24,977		$25,121		$30,426		$27,069
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.62%	0.62%		0.66%		0.69%		0.69%
Including waiver and/or reimbursement and recapture	0.63	%(D)	0.62%	0.62	%(E)	0.66	%(E)	0.69%		0.69%
Net investment income (loss) to average net assets	1.37	%(D)	1.16%	1.23%		2.30%		2.06%		1.42%
Portfolio turnover rate	9	%(C)	26%	127%		184%		162%		139%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period indicated:	Transamerica Large Core ESG
Class A
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$9.98

Investment operations:
Net investment income (loss) (B)	0.01
Net realized and unrealized gain (loss)	0.45
Total investment operations	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.01)

Net asset value, end of period	$10.43
Total return (C) (D)	4.59%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (E) (F)
Excluding waiver and/or reimbursement and recapture	1.09%
Including waiver and/or reimbursement and recapture	0.76%
Net investment income (loss) to average net assets (F)	0.68%
Portfolio turnover rate (D)	54%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Core ESG
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.17		$13.68	$10.52	$9.95		$11.12	$11.02

Investment operations:
Net investment income (loss) (A)	0.06		0.12	0.13	0.14		0.16	0.14
Net realized and unrealized gain (loss)	0.76		(1.57)	4.06	0.60		0.64	0.55
Total investment operations	0.82		(1.45)	4.19	0.74		0.80	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)	(0.13)	(0.17)		(0.16)	(0.14)
Net realized gains	(0.51)		(1.94)	(0.90)	(0.00	)(B)	(1.81)	(0.45)
Total dividends and/or distributions to shareholders	(0.58)		(2.06)	(1.03)	(0.17)		(1.97)	(0.59)

Net asset value, end of period/year	$10.41		$10.17	$13.68	$10.52		$9.95	$11.12
Total return	8.45	%(C)	(12.58)%	42.24%	7.62%		10.53%	6.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$112,291		$109,512	$136,168	$109,142		$191,543	$189,483
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.66	%(E)	0.52%	0.51%	0.52%		0.51%	0.66%
Including waiver and/or reimbursement and recapture	0.54	%(E)	0.52%	0.51%	0.52%		0.57%	0.64%
Net investment income (loss) to average net assets	1.21	%(E)	1.03%	1.03%	1.41%		1.63%	1.24%
Portfolio turnover rate	54	%(C)	77%	82%	83%		82%	130%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Core ESG
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.18		$13.68	$10.52	$9.95		$11.11	$11.01

Investment operations:
Net investment income (loss) (A)	0.04		0.06	0.07	0.09		0.11	0.08
Net realized and unrealized gain (loss)	0.75		(1.56)	4.06	0.60		0.65	0.55
Total investment operations	0.79		(1.50)	4.13	0.69		0.76	0.63

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.06)	(0.07)	(0.12)		(0.11)	(0.08)
Net realized gains	(0.51)		(1.94)	(0.90)	(0.00	)(B)	(1.81)	(0.45)
Total dividends and/or distributions to shareholders	(0.55)		(2.00)	(0.97)	(0.12)		(1.92)	(0.53)

Net asset value, end of period/year	$10.42		$10.18	$13.68	$10.52		$9.95	$11.11
Total return	8.07	%(C)	(13.03)%	41.64%	7.05%		10.05%	5.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,654		$49,946	$66,418	$55,318		$61,472	$72,764
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.15	%(E)	1.02%	1.01%	1.02%		1.01%	1.15%
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.02%	1.01%	1.02%		1.06%	1.14%
Net investment income (loss) to average net assets	0.71	%(E)	0.54%	0.54%	0.91%		1.15%	0.74%
Portfolio turnover rate	54	%(C)	77%	82%	83%		82%	130%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Core ESG
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.18		$13.68	$10.52	$9.95		$11.12	$11.01

Investment operations:
Net investment income (loss) (A)	0.05		0.09	0.10	0.12		0.13	0.12
Net realized and unrealized gain (loss)	0.74		(1.56)	4.06	0.59		0.64	0.55
Total investment operations	0.79		(1.47)	4.16	0.71		0.77	0.67

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.09)	(0.10)	(0.14)		(0.13)	(0.11)
Net realized gains	(0.51)		(1.94)	(0.90)	(0.00	)(B)	(1.81)	(0.45)
Total dividends and/or distributions to shareholders	(0.56)		(2.03)	(1.00)	(0.14)		(1.94)	(0.56)

Net asset value, end of period/year	$10.41		$10.18	$13.68	$10.52		$9.95	$11.12
Total return	8.20	%(C)	(12.73)%	41.88%	7.31%		10.15%	6.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,305		$2,391	$2,800	$2,045		$5,039	$5,386
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.91	%(E)	0.77%	0.76%	0.78%		0.76%	0.91%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.77%	0.76%	0.78%		0.88%	0.89%
Net investment income (loss) to average net assets	0.98	%(E)	0.78%	0.77%	1.20%		1.33%	1.01%
Portfolio turnover rate	54	%(C)	77%	82%	83%		82%	130%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica Large Core ESG
Class R6
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$9.98

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.45
Total investment operations	0.47
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)

Net asset value, end of period	$10.44
Total return (C)	4.61%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D) (E)
Excluding waiver and/or reimbursement and recapture	0.66%
Including waiver and/or reimbursement and recapture	0.32%
Net investment income (loss) to average net assets (E)	1.11%
Portfolio turnover rate (C)	54%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Growth
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.03		$20.56	$17.03	$13.09	$12.45	$11.72

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.07)	(0.04)	0.01	0.03
Net realized and unrealized gain (loss)	0.30		(7.68)	6.42	6.45	1.66	1.22
Total investment operations	0.29		(7.72)	6.35	6.41	1.67	1.25

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.01)	(0.07)
Net realized gains	(0.12)		(3.81)	(2.82)	(2.47)	(1.02)	(0.45)
Total dividends and/or distributions to shareholders	(0.12)		(3.81)	(2.82)	(2.47)	(1.03)	(0.52)

Net asset value, end of period/year	$9.20		$9.03	$20.56	$17.03	$13.09	$12.45
Total return	3.28	%(B)	(45.20)%	39.76%	57.90%	15.57%	10.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$304,806		$303,089	$971,642	$769,670	$640,098	$622,541
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(C)	0.70%	0.69%	0.69%	0.70%	0.70%
Including waiver and/or reimbursement and recapture	0.73	%(C)	0.70%	0.69%	0.69%	0.69%	0.65%
Net investment income (loss) to average net assets	(0.18	)%(C)	(0.32)%	(0.36)%	(0.31)%	0.10%	0.20%
Portfolio turnover rate	17	%(B)	60%	48%	39%	63%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Growth
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.75		$20.13	$16.79	$13.00	$12.41		$11.71

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.09)	(0.16)	(0.11)	(0.05)		(0.04)
Net realized and unrealized gain (loss)	0.29		(7.48)	6.32	6.37	1.66		1.23
Total investment operations	0.26		(7.57)	6.16	6.26	1.61		1.19

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	—		(0.04)
Net realized gains	(0.12)		(3.81)	(2.82)	(2.47)	(1.02)		(0.45)
Total dividends and/or distributions to shareholders	(0.12)		(3.81)	(2.82)	(2.47)	(1.02)		(0.49)

Net asset value, end of period/year	$8.89		$8.75	$20.13	$16.79	$13.00		$12.41
Total return	3.04	%(B)	(45.47)%	39.11%	57.02%	15.06%		10.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$92,522		$92,615	$200,390	$161,089	$118,346		$140,192
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(C)	1.19%	1.18%	1.19%	1.19%		1.19%
Including waiver and/or reimbursement and recapture	1.22	%(C)	1.19%	1.18%	1.19%	1.19	%(D)	1.15%
Net investment income (loss) to average net assets	(0.68	)%(C)	(0.81)%	(0.86)%	(0.81)%	(0.38)%		(0.30)%
Portfolio turnover rate	17	%(B)	60%	48%	39%	63%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.92		$20.40	$16.94	$13.06	$12.44	$11.72

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.06)	(0.11)	(0.07)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.29		(7.61)	6.39	6.42	1.65	1.23
Total investment operations	0.28		(7.67)	6.28	6.35	1.64	1.22

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	—	(0.05)
Net realized gains	(0.12)		(3.81)	(2.82)	(2.47)	(1.02)	(0.45)
Total dividends and/or distributions to shareholders	(0.12)		(3.81)	(2.82)	(2.47)	(1.02)	(0.50)

Net asset value, end of period/year	$9.08		$8.92	$20.40	$16.94	$13.06	$12.44
Total return	3.21	%(B)	(45.34)%	39.52%	57.53%	15.29%	10.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,053		$16,757	$64,361	$49,984	$34,955	$37,269
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(C)	0.95%	0.94%	0.94%	0.95%	0.95%
Including waiver and/or reimbursement and recapture	0.91	%(C)(D)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.33	)%(C)	(0.53)%	(0.58)%	(0.52)%	(0.10)%	(0.04)%
Portfolio turnover rate	17	%(B)	60%	48%	39%	63%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the periods and year indicated:	Transamerica Large Growth
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$9.02		$20.55	$17.92

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.29		(7.69)	2.67
Total investment operations	0.29		(7.72)	2.63

Dividends and/or distributions to shareholders:
Net realized gains	(0.12)		(3.81)	—

Net asset value, end of period/year	$9.19		$9.02	$20.55
Total return	3.28	%(D)	(45.25)%	14.73	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$789		$20,288	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.69%	0.69	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.69%	0.69	%(E)
Net investment income (loss) to average net assets	(0.09	)%(E)	(0.31)%	(0.45	)%(E)
Portfolio turnover rate	17	%(D)	60%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.59		$11.49	$8.16		$9.32		$10.75	$10.71

Investment operations:
Net investment income (loss) (A)	0.10		0.19	0.21		0.21		0.22	0.18
Net realized and unrealized gain (loss)	0.11		(0.28)	3.33		(1.09)		0.28	0.21
Total investment operations	0.21		(0.09)	3.54		(0.88)		0.50	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.21)		(0.23)		(0.22)	(0.17)
Net realized gains	(0.61)		(1.61)	—		(0.05)		(1.71)	(0.18)
Total dividends and/or distributions to shareholders	(0.71)		(1.81)	(0.21)		(0.28)		(1.93)	(0.35)

Net asset value, end of period/year	$9.09		$9.59	$11.49		$8.16		$9.32	$10.75
Total return	2.19	%(B)	(1.20)%	43.70%		(9.67)%		7.58%	3.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$253,424		$259,718	$313,063		$254,111		$438,107	$458,786
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.52	%(D)	0.50%	0.49%		0.50%		0.49%	0.52%
Including waiver and/or reimbursement and recapture	0.52	%(D)	0.50%	0.49	%(E)	0.50	%(E)	0.50%	0.49%
Net investment income (loss) to average net assets	2.17	%(D)	1.87%	2.04%		2.36%		2.38%	1.64%
Portfolio turnover rate	56	%(B)	119%	117%		116%		118%	137%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.61		$11.50	$8.17	$9.33	$10.75	$10.71

Investment operations:
Net investment income (loss) (A)	0.08		0.14	0.16	0.16	0.18	0.13
Net realized and unrealized gain (loss)	0.09		(0.27)	3.33	(1.09)	0.28	0.21
Total investment operations	0.17		(0.13)	3.49	(0.93)	0.46	0.34

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.15)	(0.16)	(0.18)	(0.17)	(0.12)
Net realized gains	(0.61)		(1.61)	—	(0.05)	(1.71)	(0.18)
Total dividends and/or distributions to shareholders	(0.68)		(1.76)	(0.16)	(0.23)	(1.88)	(0.30)

Net asset value, end of period/year	$9.10		$9.61	$11.50	$8.17	$9.33	$10.75
Total return	1.82	%(B)	(1.63)%	42.93%	(10.05)%	6.97%	3.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,191		$61,830	$70,159	$56,104	$73,596	$103,701
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	0.99%	0.98%	0.99%	0.99%	1.01%
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) to average net assets	1.68	%(D)	1.37%	1.53%	1.89%	1.91%	1.14%
Portfolio turnover rate	56	%(B)	119%	117%	116%	118%	137%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.61		$11.51		$8.17	$9.33		$10.75	$10.71

Investment operations:
Net investment income (loss) (A)	0.09		0.16		0.19	0.19		0.20	0.15
Net realized and unrealized gain (loss)	0.11		(0.28)		3.34	(1.10)		0.29	0.21
Total investment operations	0.20		(0.12)		3.53	(0.91)		0.49	0.36

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.17)		(0.19)	(0.20)		(0.20)	(0.14)
Net realized gains	(0.61)		(1.61)		—	(0.05)		(1.71)	(0.18)
Total dividends and/or distributions to shareholders	(0.70)		(1.78)		(0.19)	(0.25)		(1.91)	(0.32)

Net asset value, end of period/year	$9.11		$9.61		$11.51	$8.17		$9.33	$10.75
Total return	2.06	%(B)	(1.46)%		43.42%	(9.81)%		7.31%	3.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,959		$9,087		$10,065	$19,376		$38,170	$36,445
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.75%		0.74%	0.75%		0.74%	0.77%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75	%(E)	0.75%	0.75	%(E)	0.75%	0.74%
Net investment income (loss) to average net assets	1.93	%(D)	1.61%		1.83%	2.13%		2.14%	1.39%
Portfolio turnover rate	56	%(B)	119%		117%	116%		118%	137%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period indicated:	Transamerica Long Credit
Class A
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.00	(C)
Total investment operations	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.03)

Net asset value, end of period	$10.00
Total return (D) (E)	0.32%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	2.52%
Including waiver and/or reimbursement and recapture	1.03%
Net investment income (loss) to average net assets (F)	3.81%
Portfolio turnover rate (E)	8%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Long Credit
Class I
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.00	(C)
Total investment operations	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.03)

Net asset value, end of period	$10.00
Total return (D)	0.34%

Ratio and supplemental data:
Net assets end of period (000’s)	$10,025
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.10%
Including waiver and/or reimbursement and recapture	0.67%
Net investment income (loss) to average net assets (E)	4.17%
Portfolio turnover rate (D)	8%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.70		$15.14		$11.91	$10.33	$12.98	$14.14

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)		(0.11)	(0.07)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.48		(4.03)		3.98	1.83	1.58	(0.91	)(B)
Total investment operations	0.45		(4.09)		3.87	1.76	1.52	(0.92)
Contributions from affiliate	—		0.00	(C)(D)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	—	—	(0.01)	(0.01)
Net realized gains	—		(4.35)		(0.64)	(0.18)	(4.16)	(0.23)
Total dividends and/or distributions to shareholders	(0.00	) (C)	(4.35)		(0.64)	(0.18)	(4.17)	(0.24)

Net asset value, end of period/year	$7.15		$6.70		$15.14	$11.91	$10.33	$12.98
Total return (E)	6.72	%(F)	(35.42	)%(D)	33.21%	17.25%	23.15%	(6.88)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,557		$10,385		$16,740	$12,670	$11,984	$8,997
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(G)	1.23%		1.17%	1.19%	1.31%	1.28%
Including waiver and/or reimbursement and recapture	1.26	%(G)(H)	1.23	%(H)	1.17%	1.19%	1.20%	1.10%
Net investment income (loss) to average net assets	(0.74	)%(G)	(0.72)%		(0.79)%	(0.68)%	(0.62)%	(0.04)%
Portfolio turnover rate	29	%(F)	77%		99%	91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.00		$14.01		$11.14	$9.74	$12.55	$13.77

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.12)		(0.20)	(0.14)	(0.12)	(0.11)
Net realized and unrealized gain (loss)	0.42		(3.63)		3.71	1.72	1.47	(0.88	)(B)
Total investment operations	0.37		(3.75)		3.51	1.58	1.35	(0.99)
Contributions from affiliate	—		0.09	(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(4.35)		(0.64)	(0.18)	(4.16)	(0.23)

Net asset value, end of period/year	$6.37		$6.00		$14.01	$11.14	$9.74	$12.55
Total return (D)	6.17	%(E)	(35.05	)%(C)	32.24%	16.43%	22.29%	(7.58)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$672		$544		$1,659	$1,341	$1,370	$1,268
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.14	%(F)	2.07%		1.90%	1.94%	2.06%	2.05%
Including waiver and/or reimbursement and recapture	1.99	%(F)	2.02%		1.90%	1.94%	1.93%	1.85%
Net investment income (loss) to average net assets	(1.47	)%(F)	(1.52)%		(1.52)%	(1.43)%	(1.34)%	(0.79)%
Portfolio turnover rate	29	%(E)	77%		99%	91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.92%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.91		$15.44		$12.10	$10.46	$13.09	$14.27

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.03)		(0.07)	(0.04)	(0.03)	0.03
Net realized and unrealized gain (loss)	0.49		(4.15)		4.05	1.86	1.60	(0.93	)(B)
Total investment operations	0.48		(4.18)		3.98	1.82	1.57	(0.90)
Contributions from affiliate	—		0.02	(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.02)		—	—	(0.04)	(0.05)
Net realized gains	—		(4.35)		(0.64)	(0.18)	(4.16)	(0.23)
Total dividends and/or distributions to shareholders	—		(4.37)		(0.64)	(0.18)	(4.20)	(0.28)

Net asset value, end of period/year	$7.39		$6.91		$15.44	$12.10	$10.46	$13.09
Total return	6.95	%(D)	(35.12	)%(C)	33.62%	17.61%	23.45%	(6.64)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,804		$1,568		$2,417	$1,488	$769	$664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.87%		0.87%	0.88%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.87%		0.87%	0.88%	0.90%	0.85%
Net investment income (loss) to average net assets	(0.34	)%(E)	(0.36)%		(0.50)%	(0.38)%	(0.32)%	0.20%
Portfolio turnover rate	29	%(D)	77%		99%	91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.01		$15.58	$12.19	$10.53		$13.10	$14.31

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.05)	(0.03)		(0.04)	0.07
Net realized and unrealized gain (loss)	0.50		(4.20)	4.08	1.87		1.63	(0.99	)(B)
Total investment operations	0.49		(4.22)	4.03	1.84		1.59	(0.92)
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—		—	(0.06)
Net realized gains	—		(4.35)	(0.64)	(0.18)		(4.16)	(0.23)
Total dividends and/or distributions to shareholders	—		(4.35)	(0.64)	(0.18)		(4.16)	(0.29)

Net asset value, end of period/year	$7.50		$7.01	$15.58	$12.19		$10.53	$13.10
Total return	6.99	%(C)	(35.18)%	33.79%	17.69%		23.34%	(6.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$305,582		$230,060	$302,016	$391,784		$156,858	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.77%	0.76%	0.77%		0.88%	0.86%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.77%	0.76%	0.77	%(E)	0.85%	0.74%
Net investment income (loss) to average net assets	(0.26	)%(D)	(0.25)%	(0.37)%	(0.29)%		(0.41)%	0.45%
Portfolio turnover rate	29	%(C)	77%	99%	91%		136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$7.00		$15.56	$12.17		$10.51	$13.14	$14.32

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.05)		(0.03)	(0.03)	0.05
Net realized and unrealized gain (loss)	0.49		(4.19)	4.08		1.87	1.61	(0.95	)(B)
Total investment operations	0.48		(4.21)	4.03		1.84	1.58	(0.90)
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	(0.05)	(0.05)
Net realized gains	—		(4.35)	(0.64)		(0.18)	(4.16)	(0.23)
Total dividends and/or distributions to shareholders	—		(4.35)	(0.64)		(0.18)	(4.21)	(0.28)

Net asset value, end of period/year	$7.48		$7.00	$15.56		$12.17	$10.51	$13.14
Total return	6.86	%(C)	(35.11)%	33.64%		17.71%	23.41%	(6.49)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,395		$22,531	$36,970		$35,975	$38,275	$36,797
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.78%	0.76%		0.76%	0.88%	0.87%
Including waiver and/or reimbursement and recapture	0.78	%(D)	0.78%	0.76	%(E)	0.78%	0.84%	0.75%
Net investment income (loss) to average net assets	(0.26	)%(D)	(0.26)%	(0.38)%		(0.27)%	(0.27)%	0.32%
Portfolio turnover rate	29	%(C)	77%	99%		91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.79		$15.29	$12.03	$10.45	$13.08	$14.26

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.12)	(0.09)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.48		(4.09)	4.02	1.85	1.60	(0.92	)(B)
Total investment operations	0.45		(4.15)	3.90	1.76	1.53	(0.95)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(4.35)	(0.64)	(0.18)	(4.16)	(0.23)

Net asset value, end of period/year	$7.24		$6.79	$15.29	$12.03	$10.45	$13.08
Total return	6.63	%(C)	(35.47)%	33.13%	17.05%	22.79%	(6.89)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,674		$14,603	$25,582	$22,527	$20,748	$19,711
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(D)	1.27%	1.25%	1.26%	1.37%	1.37%
Including waiver and/or reimbursement and recapture	1.28	%(D)	1.27%	1.25%	1.32%	1.35%	1.27%
Net investment income (loss) to average net assets	(0.75	)%(D)	(0.76)%	(0.88)%	(0.81)%	(0.76)%	(0.19)%
Portfolio turnover rate	29	%(C)	77%	99%	91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.97		$15.53	$12.17	$10.53	$13.13	$14.30

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.04)	(0.08)	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss)	0.50		(4.17)	4.08	1.87	1.60	(0.95	)(B)
Total investment operations	0.48		(4.21)	4.00	1.82	1.57	(0.93)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.01)	(0.01)
Net realized gains	—		(4.35)	(0.64)	(0.18)	(4.16)	(0.23)
Total dividends and/or distributions to shareholders	—		(4.35)	(0.64)	(0.18)	(4.17)	(0.24)

Net asset value, end of period/year	$7.45		$6.97	$15.53	$12.17	$10.53	$13.13
Total return	6.89	%(C)	(35.26)%	33.59%	17.50%	23.05%	(6.64)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$143		$127	$192	$334	$357	$4,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.03%	1.01%	1.01%	1.13%	1.12%
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.43	)%(D)	(0.43)%	(0.54)%	(0.43)%	(0.32)%	0.17%
Portfolio turnover rate	29	%(C)	77%	99%	91%	136%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$7.00		$15.55	$13.87

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.50		(4.18)	1.71
Total investment operations	0.49		(4.20)	1.68
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	—		(4.35)	—

Net asset value, end of period/year	$7.49		$7.00	$15.55
Total return	7.00	%(C)	(35.13)%	12.11	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,516		$7,112	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.77%	0.76	%(D)
Including waiver and/or reimbursement and recapture	0.78	%(D)	0.77%	0.76	%(D)
Net investment income (loss) to average net assets	(0.26	)%(D)	(0.27)%	(0.53	)%(D)
Portfolio turnover rate	29	%(C)	77%	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.95		$14.72		$10.05	$11.63	$11.53	$11.86

Investment operations:
Net investment income (loss) (A)	0.05		0.04		0.01	0.09	0.11	0.09
Net realized and unrealized gain (loss)	0.18		(0.52)		4.73	(1.29)	0.83	0.50
Total investment operations	0.23		(0.48)		4.74	(1.20)	0.94	0.59
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.02)		(0.07)	(0.04)	(0.11)	(0.09)
Net realized gains	(0.60)		(3.27)		—	(0.34)	(0.73)	(0.83)
Total dividends and/or distributions to shareholders	(0.68)		(3.29)		(0.07)	(0.38)	(0.84)	(0.92)

Net asset value, end of period/year	$10.50		$10.95		$14.72	$10.05	$11.63	$11.53
Total return (D)	2.27	%(E)	(4.39	)%(C)	47.42%	(10.80)%	9.64%	4.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,410		$27,425		$27,613	$14,788	$22,143	$108,568
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.19%		1.19%	1.31%	1.33%	1.25%
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.20%		1.20%	1.20%	1.11%	1.05%
Net investment income (loss) to average net assets	0.95	%(F)	0.38%		0.06%	0.86%	1.01%	0.78%
Portfolio turnover rate	21	%(E)	54%		54%	82%	77%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$10.64		$14.45		$9.87	$11.48	$11.35		$11.71

Investment operations:
Net investment income (loss) (A)	0.01		(0.03)		(0.07)	0.02	(0.00	)(B)	0.01
Net realized and unrealized gain (loss)	0.17		(0.51)		4.65	(1.28)	0.88		0.48
Total investment operations	0.18		(0.54)		4.58	(1.26)	0.88		0.49
Contributions from affiliate	—		0.00	(B)(C)	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		—	(0.01)	(0.02)		(0.02)
Net realized gains	(0.60)		(3.27)		—	(0.34)	(0.73)		(0.83)
Total dividends and/or distributions to shareholders	(0.61)		(3.27)		—	(0.35)	(0.75)		(0.85)

Net asset value, end of period/year	$10.21		$10.64		$14.45	$9.87	$11.48		$11.35
Total return (D)	1.86	%(E)	(4.93	)%(C)	46.40%	(11.43)%	9.00%		4.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,177		$16,522		$17,471	$13,167	$19,808		$17,476
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87	%(F)	1.86%		1.85%	1.91%	1.89%		1.88%
Including waiver and/or reimbursement and recapture	1.87	%(F)(G)	1.86%		1.85%	1.91%	1.86%		1.80%
Net investment income (loss) to average net assets	0.28	%(F)	(0.28)%		(0.53)%	0.16%	(0.04)%		0.06%
Portfolio turnover rate	21	%(E)	54%		54%	82%	77%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.03		$14.80		$10.11	$11.73	$11.60	$11.93

Investment operations:
Net investment income (loss) (A)	0.07		0.09		0.07	0.12	0.11	0.13
Net realized and unrealized gain (loss)	0.18		(0.52)		4.73	(1.28)	0.89	0.49
Total investment operations	0.25		(0.43)		4.80	(1.16)	1.00	0.62
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.07)		(0.11)	(0.12)	(0.14)	(0.12)
Net realized gains	(0.60)		(3.27)		—	(0.34)	(0.73)	(0.83)
Total dividends and/or distributions to shareholders	(0.72)		(3.34)		(0.11)	(0.46)	(0.87)	(0.95)

Net asset value, end of period/year	$10.56		$11.03		$14.80	$10.11	$11.73	$11.60
Total return	2.43	%(D)	(3.91	)%(B)	47.90%	(10.48)%	9.99%	5.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$761,426		$734,476		$656,368	$475,103	$512,150	$368,787
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.84%		0.83%	0.85%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.84%		0.83%	0.85%	0.84%	0.80%
Net investment income (loss) to average net assets	1.32	%(E)	0.74%		0.48%	1.16%	0.94%	1.09%
Portfolio turnover rate	21	%(D)	54%		54%	82%	77%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$11.05		$14.83	$10.12	$11.74	$11.62		$11.95

Investment operations:
Net investment income (loss) (A)	0.07		0.10	0.09	0.13	0.12		0.14
Net realized and unrealized gain (loss)	0.18		(0.53)	4.74	(1.28)	0.88		0.49
Total investment operations	0.25		(0.43)	4.83	(1.15)	1.00		0.63
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.08)	(0.12)	(0.13)	(0.15)		(0.13)
Net realized gains	(0.60)		(3.27)	—	(0.34)	(0.73)		(0.83)
Total dividends and/or distributions to shareholders	(0.73)		(3.35)	(0.12)	(0.47)	(0.88)		(0.96)

Net asset value, end of period/year	$10.57		$11.05	$14.83	$10.12	$11.74		$11.62
Total return	2.44	%(B)	(3.84)%	47.93%	(10.31)%	10.04%		5.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$140,718		$171,713	$219,525	$293,440	$277,692		$280,299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75%		0.75%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75	%(D)	0.71%
Net investment income (loss) to average net assets	1.38	%(C)	0.83%	0.68%	1.21%	1.09%		1.15%
Portfolio turnover rate	21	%(B)	54%	54%	82%	77%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$11.12		$14.89	$10.17	$11.80	$11.67		$11.96

Investment operations:
Net investment income (loss) (A)	0.07		0.10	0.08	0.13	0.12		0.14
Net realized and unrealized gain (loss)	0.18		(0.52)	4.76	(1.29)	0.90		0.48
Total investment operations	0.25		(0.42)	4.84	(1.16)	1.02		0.62
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.08)	(0.12)	(0.13)	(0.16)		(0.08)
Net realized gains	(0.60)		(3.27)	—	(0.34)	(0.73)		(0.83)
Total dividends and/or distributions to shareholders	(0.73)		(3.35)	(0.12)	(0.47)	(0.89)		(0.91)

Net asset value, end of period/year	$10.64		$11.12	$14.89	$10.17	$11.80		$11.67
Total return	2.43	%(B)	(3.81)%	48.03%	(10.43)%	10.10%		5.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,726		$99,003	$128,122	$114,102	$212,674		$231,307
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75%		0.75%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75	%(D)	0.70%
Net investment income (loss) to average net assets	1.39	%(C)	0.83%	0.60%	1.28%	1.09%		1.16%
Portfolio turnover rate	21	%(B)	54%	54%	82%	77%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$11.10		$14.86		$10.15	$11.77		$11.63		$11.92

Investment operations:
Net investment income (loss) (A)	0.05		0.04		0.01	0.08		0.07		0.07
Net realized and unrealized gain (loss)	0.18		(0.53)		4.77	(1.29)		0.88		0.50
Total investment operations	0.23		(0.49)		4.78	(1.21)		0.95		0.57
Contributions from affiliate	—		0.00	(B)(C)	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.00	)(B)	(0.07)	(0.07)		(0.08)		(0.03)
Net realized gains	(0.60)		(3.27)		—	(0.34)		(0.73)		(0.83)
Total dividends and/or distributions to shareholders	(0.67)		(3.27)		(0.07)	(0.41)		(0.81)		(0.86)

Net asset value, end of period/year	$10.66		$11.10		$14.86	$10.15		$11.77		$11.63
Total return	2.24	%(D)	(4.34	)%(C)	47.20%	(10.77)%		9.45%		4.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,872		$52,688		$58,856	$46,194		$62,961		$69,546
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(E)	1.24%		1.23%	1.25%		1.25%		1.26%
Including waiver and/or reimbursement and recapture	1.25	%(E)(F)	1.25%		1.25%	1.25	%(F)	1.25	%(F)	1.24%
Net investment income (loss) to average net assets	0.90	%(E)	0.33%		0.07%	0.79%		0.60%		0.63%
Portfolio turnover rate	21	%(D)	54%		54%	82%		77%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.15		$14.92	$10.19	$11.79	$11.66	$11.94

Investment operations:
Net investment income (loss) (A)	0.07		0.08	0.06	0.12	0.12	0.11
Net realized and unrealized gain (loss)	0.17		(0.53)	4.77	(1.30)	0.87	0.50
Total investment operations	0.24		(0.45)	4.83	(1.18)	0.99	0.61
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.05)	(0.10)	(0.08)	(0.13)	(0.06)
Net realized gains	(0.60)		(3.27)	—	(0.34)	(0.73)	(0.83)
Total dividends and/or distributions to shareholders	(0.71)		(3.32)	(0.10)	(0.42)	(0.86)	(0.89)

Net asset value, end of period/year	$10.68		$11.15	$14.92	$10.19	$11.79	$11.66
Total return	2.31	%(B)	(3.99)%	47.83%	(10.55)%	9.83%	5.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,660		$82,892	$116,919	$83,065	$101,137	$362,082
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(C)	1.00%	0.99%	1.00%	1.00%	1.00%
Including waiver and/or reimbursement and recapture	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.31	%(C)	0.67%	0.40%	1.13%	1.06%	0.96%
Portfolio turnover rate	21	%(B)	54%	54%	82%	77%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$11.16		$14.94	$10.19	$11.83	$11.70		$12.03

Investment operations:
Net investment income (loss) (A)	0.07		0.10	0.08	0.13	0.12		0.04
Net realized and unrealized gain (loss)	0.18		(0.53)	4.79	(1.30)	0.90		0.59
Total investment operations	0.25		(0.43)	4.87	(1.17)	1.02		0.63
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.08)	(0.12)	(0.13)	(0.16)		(0.13)
Net realized gains	(0.60)		(3.27)	—	(0.34)	(0.73)		(0.83)
Total dividends and/or distributions to shareholders	(0.73)		(3.35)	(0.12)	(0.47)	(0.89)		(0.96)

Net asset value, end of period/year	$10.68		$11.16	$14.94	$10.19	$11.83		$11.70
Total return	2.42	%(B)	(3.86)%	48.09%	(10.40)%	10.06%		5.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,898		$214,578	$190,702	$209,734	$222,061		$166,519
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75%		0.75%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.74%	0.75%	0.75	%(D)	0.71%
Net investment income (loss) to average net assets	1.39	%(C)	0.82%	0.62%	1.27%	1.08%		0.30%
Portfolio turnover rate	21	%(B)	54%	54%	82%	77%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.43		$14.24		$11.53		$11.64	$10.91	$10.96

Investment operations:
Net investment income (loss) (A)	0.26		0.45		0.40		0.40	0.40	0.39
Net realized and unrealized gain (loss)	0.17		(1.62)		2.72		(0.09)	0.82	(0.05)
Total investment operations	0.43		(1.17)		3.12		0.31	1.22	0.34
Contributions from affiliate	—		0.00	(B)(C)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.46)		(0.41)		(0.41)	(0.36)	(0.35)
Net realized gains	—		(0.18)		—		(0.01)	(0.13)	(0.04)
Total dividends and/or distributions to shareholders	(0.26)		(0.64)		(0.41)		(0.42)	(0.49)	(0.39)

Net asset value, end of period/year	$12.60		$12.43		$14.24		$11.53	$11.64	$10.91
Total return (D)	3.47	%(E)	(8.50	)%(C)	27.30%		2.91%	11.72%	3.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$148,537		$138,668		$134,310		$36,696	$34,731	$27,644
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(F)	1.01	%(G)	0.98	%(G)	1.03%	1.12%	1.20%
Including waiver and/or reimbursement and recapture	0.99	%(F)(H)	0.99	%(G)	0.98	%(G)	1.03%	1.12%	1.20%
Net investment income (loss) to average net assets	4.21	%(F)	3.35%		2.89%		3.54%	3.59%	3.50%
Portfolio turnover rate	16	%(E)	44%		45%		61%	53%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.38		$14.17		$11.48		$11.59	$10.86	$10.92

Investment operations:
Net investment income (loss) (A)	0.21		0.35		0.30		0.32	0.31	0.31
Net realized and unrealized gain (loss)	0.17		(1.60)		2.70		(0.09)	0.84	(0.07)
Total investment operations	0.38		(1.25)		3.00		0.23	1.15	0.24
Contributions from affiliate	—		0.00	(B)(C)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.36)		(0.31)		(0.33)	(0.29)	(0.26)
Net realized gains	—		(0.18)		—		(0.01)	(0.13)	(0.04)
Total dividends and/or distributions to shareholders	(0.21)		(0.54)		(0.31)		(0.34)	(0.42)	(0.30)

Net asset value, end of period/year	$12.55		$12.38		$14.17		$11.48	$11.59	$10.86
Total return (D)	3.05	%(E)	(9.11	)%(C)	26.32%		2.17%	11.00%	2.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,686		$83,457		$87,104		$52,109	$46,600	$38,322
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.71	%(F)	1.73	%(G)	1.71	%(G)	1.76%	1.85%	1.92%
Including waiver and/or reimbursement and recapture	1.71	%(F)(H)	1.71	%(G)	1.71	%(G)	1.76%	1.85%	1.92%
Net investment income (loss) to average net assets	3.49	%(F)	2.64%		2.23%		2.82%	2.86%	2.80%
Portfolio turnover rate	16	%(E)	44%		45%		61%	53%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.44		$14.25		$11.53		$11.64	$10.91	$10.97

Investment operations:
Net investment income (loss) (A)	0.28		0.48		0.43		0.44	0.43	0.42
Net realized and unrealized gain (loss)	0.16		(1.60)		2.73		(0.10)	0.83	(0.06)
Total investment operations	0.44		(1.12)		3.16		0.34	1.26	0.36
Contributions from affiliate	—		0.00	(B)(C)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.51)		(0.44)		(0.44)	(0.40)	(0.38)
Net realized gains	—		(0.18)		—		(0.01)	(0.13)	(0.04)
Total dividends and/or distributions to shareholders	(0.28)		(0.69)		(0.44)		(0.45)	(0.53)	(0.42)

Net asset value, end of period/year	$12.60		$12.44		$14.25		$11.53	$11.64	$10.91
Total return	3.54	%(D)	(8.20	)%(C)	27.66%		3.17%	12.14%	3.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$443,642		$436,301		$347,653		$170,942	$153,353	$92,148
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.75	%(F)	0.74	%(F)	0.78%	0.85%	0.93%
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.72	%(F)	0.72	%(F)	0.72%	0.83%	0.95%
Net investment income (loss) to average net assets	4.48	%(E)	3.64%		3.20%		3.87%	3.86%	3.75%
Portfolio turnover rate	16	%(D)	44%		45%		61%	53%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.83		$13.58		$11.01		$11.14	$10.47	$10.52

Investment operations:
Net investment income (loss) (A)	0.27		0.47		0.43		0.42	0.41	0.42
Net realized and unrealized gain (loss)	0.14		(1.52)		2.58		(0.09)	0.79	(0.06)
Total investment operations	0.41		(1.05)		3.01		0.33	1.20	0.36
Contributions from affiliate	—		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.52)		(0.44)		(0.45)	(0.40)	(0.37)
Net realized gains	—		(0.18)		—		(0.01)	(0.13)	(0.04)
Total dividends and/or distributions to shareholders	(0.28)		(0.70)		(0.44)		(0.46)	(0.53)	(0.41)

Net asset value, end of period/year	$11.96		$11.83		$13.58		$11.01	$11.14	$10.47
Total return	3.53	%(B)	(8.15)%		27.79%		3.28%	12.03%	3.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16		$16		$17		$13	$13	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(C)	0.65	%(D)	0.64	%(D)	0.68%	0.74%	0.82%
Including waiver and/or reimbursement and recapture	0.64	%(C)	0.64	%(D)	0.64	%(D)	0.68%	0.82%	0.82%
Net investment income (loss) to average net assets	4.56	%(C)	3.71%		3.32%		3.89%	3.89%	3.88%
Portfolio turnover rate	16	%(B)	44%		45%		61%	53%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$28.49		$36.04		$30.23	$28.66	$27.54	$27.90

Investment operations:
Net investment income (loss) (A)	0.21		0.29		0.22	0.28	0.36	0.34
Net realized and unrealized gain (loss)	2.08		(5.41)		7.06	2.44	2.79	0.24
Total investment operations	2.29		(5.12)		7.28	2.72	3.15	0.58
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.27)		(0.22)	(0.30)	(0.37)	(0.35)
Net realized gains	(0.56)		(2.16)		(1.25)	(0.85)	(1.66)	(0.59)
Total dividends and/or distributions to shareholders	(0.75)		(2.43)		(1.47)	(1.15)	(2.03)	(0.94)

Net asset value, end of period/year	$30.03		$28.49		$36.04	$30.23	$28.66	$27.54
Total return (D)	8.19	%(E)	(15.21	)%(C)	24.80%	9.76%	12.53%	2.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$604,373		$578,116		$725,936	$572,827	$558,639	$532,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(F)	0.96%		0.94%	1.01%	1.04%	1.03%
Including waiver and/or reimbursement and recapture	0.98	%(F)(G)	0.96	%(G)	0.94%	1.01%	1.04%	1.03%
Net investment income (loss) to average net assets	1.48	%(F)	0.90%		0.65%	0.98%	1.34%	1.22%
Portfolio turnover rate	16	%(E)	34%		40%	53%	41%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$27.82		$35.25		$29.62	$28.11	$27.04	$27.41

Investment operations:
Net investment income (loss) (A)	0.10		0.04		(0.03)	0.06	0.15	0.13
Net realized and unrealized gain (loss)	2.02		(5.27)		6.92	2.39	2.75	0.22
Total investment operations	2.12		(5.23)		6.89	2.45	2.90	0.35
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.04)		(0.01)	(0.09)	(0.17)	(0.13)
Net realized gains	(0.56)		(2.16)		(1.25)	(0.85)	(1.66)	(0.59)
Total dividends and/or distributions to shareholders	(0.63)		(2.20)		(1.26)	(0.94)	(1.83)	(0.72)

Net asset value, end of period/year	$29.31		$27.82		$35.25	$29.62	$28.11	$27.04
Total return (D)	7.78	%(E)	(15.84	)%(C)	23.88%	8.89%	11.73%	1.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$158,069		$168,320		$236,477	$216,561	$195,175	$184,727
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(F)	1.71%		1.69%	1.76%	1.80%	1.79%
Including waiver and/or reimbursement and recapture	1.74	%(F)(G)	1.71	%(G)	1.69%	1.76%	1.80%	1.79%
Net investment income (loss) to average net assets	0.73	%(F)	0.14%		(0.10)%	0.22%	0.58%	0.47%
Portfolio turnover rate	16	%(E)	34%		40%	53%	41%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$28.65		$36.24		$30.39	$28.81	$27.67	$28.03

Investment operations:
Net investment income (loss) (A)	0.25		0.36		0.29	0.35	0.43	0.41
Net realized and unrealized gain (loss)	2.08		(5.45)		7.10	2.45	2.80	0.23
Total investment operations	2.33		(5.09)		7.39	2.80	3.23	0.64
Contributions from affiliate	—		0.04	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.38)		(0.29)	(0.37)	(0.43)	(0.41)
Net realized gains	(0.56)		(2.16)		(1.25)	(0.85)	(1.66)	(0.59)
Total dividends and/or distributions to shareholders	(0.78)		(2.54)		(1.54)	(1.22)	(2.09)	(1.00)

Net asset value, end of period/year	$30.20		$28.65		$36.24	$30.39	$28.81	$27.67
Total return	8.30	%(C)	(14.93	)%(B)	25.06%	9.99%	12.79%	2.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$316,506		$325,378		$401,468	$296,123	$244,156	$232,308
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.74%		0.73%	0.79%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.74%		0.73%	0.79%	0.82%	0.82%
Net investment income (loss) to average net assets	1.71	%(D)	1.12%		0.85%	1.18%	1.55%	1.44%
Portfolio turnover rate	16	%(C)	34%		40%	53%	41%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Multi-Managed Balanced
	Class R
	April 30, 2023 (unaudited)		October 31, 2022 (A)
Net asset value, beginning of period	$28.53		$32.40

Investment operations:
Net investment income (loss) (B)	0.18		0.16
Net realized and unrealized gain (loss)	2.08		(3.88)
Total investment operations	2.26		(3.72)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.15)
Net realized gains	(0.56)		—
Total dividends and/or distributions to shareholders	(0.74)		(0.15)

Net asset value, end of period	$30.05		$28.53
Total return (C)	8.08%		(11.47)%

Ratio and supplemental data:
Net assets end of period (000’s)	$328		$113
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.17%		1.29%
Including waiver and/or reimbursement and recapture	1.16%		1.03%
Net investment income (loss) to average net assets (D)	1.30%		0.81%
Portfolio turnover rate	16	%(C)	34%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$28.66		$36.25	$30.39	$28.81	$27.67	$28.03

Investment operations:
Net investment income (loss) (A)	0.26		0.39	0.32	0.37	0.44	0.44
Net realized and unrealized gain (loss)	2.08		(5.45)	7.12	2.46	2.82	0.23
Total investment operations	2.34		(5.06)	7.44	2.83	3.26	0.67
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.37)	(0.33)	(0.40)	(0.46)	(0.44)
Net realized gains	(0.56)		(2.16)	(1.25)	(0.85)	(1.66)	(0.59)
Total dividends and/or distributions to shareholders	(0.79)		(2.53)	(1.58)	(1.25)	(2.12)	(1.03)

Net asset value, end of period/year	$30.21		$28.66	$36.25	$30.39	$28.81	$27.67
Total return	8.35	%(B)	(14.96)%	25.22%	10.11%	12.92%	2.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,185		$23,982	$30,794	$17,595	$13,458	$7,149
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66	%(C)	0.64%	0.63%	0.69%	0.71%	0.71%
Including waiver and/or reimbursement and recapture	0.66	%(C)	0.64%	0.63%	0.69%	0.71%	0.71%
Net investment income (loss) to average net assets	1.81	%(C)	1.22%	0.95%	1.28%	1.62%	1.54%
Portfolio turnover rate	16	%(B)	34%	40%	53%	41%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.63	$10.33	$10.32	$10.29	$10.05	$10.22

Investment operations:
Net investment income (loss) (A)	0.14	0.14	0.13	0.21	0.26	0.22
Net realized and unrealized gain (loss)	0.18	(0.69)	0.02	0.04	(B)	0.24	(0.17)
Total investment operations	0.32	(0.55)	0.15	0.25	0.50	0.05
Contributions from affiliate	—	0.00	(C)(D)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.15)	(0.14)	(0.22)	(0.26)	(0.22)

Net asset value, end of period/year	$9.81	$9.63	$10.33	$10.32	$10.29	$10.05
Total return (E)	3.38	%(F)	(5.35	)%(D)	1.46%	2.43%	5.04%	0.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$588,226	$623,306	$817,203	$731,602	$698,062	$732,815
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(G)	0.71%	0.70%	0.72%	0.82%	0.85%
Including waiver and/or reimbursement and recapture	0.72	%(G)(H)	0.71	%(H)	0.70%	0.72%	0.82%	0.85%
Net investment income (loss) to average net assets	2.92	%(G)	1.40%	1.27%	2.04%	2.54%	2.16%
Portfolio turnover rate	35	%(F)	56%	44%	44%	61%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class C
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.62	$10.31	$10.30	$10.27	$10.03	$10.20

Investment operations:
Net investment income (loss) (A)	0.10	0.06	0.05	0.13	0.18	0.14
Net realized and unrealized gain (loss)	0.17	(0.68)	0.02	0.03	(B)	0.24	(0.16)
Total investment operations	0.27	(0.62)	0.07	0.16	0.42	(0.02)
Contributions from affiliate	—	0.00	(C)(D)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.07)	(0.06)	(0.13)	(0.18)	(0.15)

Net asset value, end of period/year	$9.79	$9.62	$10.31	$10.30	$10.27	$10.03
Total return (E)	2.88	%(F)	(6.01	)%(D)	0.67%	1.62%	4.23%	(0.24)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,537	$104,042	$157,464	$225,838	$294,497	$393,543
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.50	%(G)	1.49%	1.48%	1.50%	1.61%	1.62%
Including waiver and/or reimbursement and recapture	1.50	%(G)(H)	1.49	%(H)	1.48%	1.50%	1.61%	1.62%
Net investment income (loss) to average net assets	2.13	%(G)	0.61%	0.51%	1.28%	1.77%	1.40%
Portfolio turnover rate	35	%(F)	56%	44%	44%	61%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class I
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.47	$10.15	$10.15	$10.11	$9.88	$10.05

Investment operations:
Net investment income (loss) (A)	0.15	0.16	0.15	0.22	0.27	0.24
Net realized and unrealized gain (loss)	0.17	(0.68)	0.01	0.05	(B)	0.24	(0.17)
Total investment operations	0.32	(0.52)	0.16	0.27	0.51	0.07
Contributions from affiliate	—	0.01	(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.17)	(0.16)	(0.23)	(0.28)	(0.24)

Net asset value, end of period/year	$9.64	$9.47	$10.15	$10.15	$10.11	$9.88
Total return	3.41	%(D)	(4.96	)%(C)	1.57%	2.73%	5.20%	0.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,405,309	$2,205,845	$2,398,836	$1,979,174	$1,745,843	$1,451,634
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(E)	0.51%	0.50%	0.52%	0.62%	0.65%
Including waiver and/or reimbursement and recapture	0.51	%(E)	0.51%	0.50%	0.52%	0.62%	0.65%
Net investment income (loss) to average net assets	3.13	%(E)	1.63%	1.46%	2.24%	2.74%	2.39%
Portfolio turnover rate	35	%(D)	56%	44%	44%	61%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class I2
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.46	$10.14	$10.13	$10.11	$9.87	$10.04

Investment operations:
Net investment income (loss) (A)	0.15	0.18	0.16	0.24	0.28	0.24
Net realized and unrealized gain (loss)	0.17	(0.68)	0.02	0.02	(B)	0.25	(0.16)
Total investment operations	0.32	(0.50)	0.18	0.26	0.53	0.08
Contributions from affiliate	—	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.18)	(0.17)	(0.24)	(0.29)	(0.25)

Net asset value, end of period/year	$9.63	$9.46	$10.14	$10.13	$10.11	$9.87
Total return	3.46	%(C)	(5.00)%	1.77%	2.63%	5.41%	0.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$198,659	$337,449	$138,031	$155,005	$282,641	$220,648
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(D)	0.41%	0.41%	0.42%	0.52%	0.55%
Including waiver and/or reimbursement and recapture	0.41	%(D)	0.41%	0.41%	0.42%	0.52%	0.55%
Net investment income (loss) to average net assets	3.21	%(D)	1.90%	1.56%	2.37%	2.85%	2.45%
Portfolio turnover rate	35	%(C)	56%	44%	44%	61%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Short-Term Bond
Class I3
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$9.56

Investment operations:
Net investment income (loss) (B)	0.12
Net realized and unrealized gain (loss)	0.07
Total investment operations	0.19
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)

Net asset value, end of period	$9.63
Total return (C)	3.53%

Ratio and supplemental data:
Net assets end of period (000’s)	$92,401
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.41%
Including waiver and/or reimbursement and recapture	0.41%
Net investment income (loss) to average net assets (D)	3.31%
Portfolio turnover rate (C)	35%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Short-Term Bond
Class R
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$9.73

Investment operations:
Net investment income (loss) (B)	0.11
Net realized and unrealized gain (loss)	0.08
Total investment operations	0.19
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)

Net asset value, end of period	$9.81
Total return (C)	3.32%

Ratio and supplemental data:
Net assets end of period (000’s)	$10,343
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.91%
Including waiver and/or reimbursement and recapture (E)	0.91%
Net investment income (loss) to average net assets (D)	2.81%
Portfolio turnover rate (C)	35%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Short-Term Bond
Class R4
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$9.73

Investment operations:
Net investment income (loss) (B)	0.12
Net realized and unrealized gain (loss)	0.08
Total investment operations	0.20
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)

Net asset value, end of period	$9.81
Total return (C)	3.42%

Ratio and supplemental data:
Net assets end of period (000’s)	$26,884
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.66%
Including waiver and/or reimbursement and recapture	0.65%
Net investment income (loss) to average net assets (D)	3.07%
Portfolio turnover rate (C)	35%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class R6
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.47	$10.15	$10.14	$10.11	$9.87	$10.03

Investment operations:
Net investment income (loss) (A)	0.15	0.17	0.16	0.23	0.28	0.26
Net realized and unrealized gain (loss)	0.17	(0.67)	0.02	0.04	(B)	0.25	(0.17)
Total investment operations	0.32	(0.50)	0.18	0.27	0.53	0.09
Contributions from affiliate	—	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.18)	(0.17)	(0.24)	(0.29)	(0.25)

Net asset value, end of period/year	$9.64	$9.47	$10.15	$10.14	$10.11	$9.87
Total return	3.46	%(C)	(4.99)%	1.77%	2.74%	5.42%	0.92%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,673	$201,252	$217,665	$36,002	$28,807	$26,240
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(D)	0.41%	0.40%	0.42%	0.52%	0.55%
Including waiver and/or reimbursement and recapture	0.41	%(D)	0.41%	0.40%	0.42%	0.52%	0.55%
Net investment income (loss) to average net assets	3.23	%(D)	1.73%	1.54%	2.32%	2.85%	2.65%
Portfolio turnover rate	35	%(C)	56%	44%	44%	61%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$5.66		$9.13		$6.55	$6.43	$6.51	$6.89

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.06)		(0.07)	(0.07)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	0.30		(2.44)		3.32	0.65	0.61	0.34
Total investment operations	0.28		(2.50)		3.25	0.58	0.56	0.30
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)		(0.67)	(0.46)	(0.64)	(0.68)

Net asset value, end of period/year	$5.70		$5.66		$9.13	$6.55	$6.43	$6.51
Total return (D)	5.32	%(E)	(30.18	)%(C)	51.78%	9.34%	11.11%	4.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,096		$14,396		$24,973	$16,017	$14,777	$18,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.49	%(F)	1.42%		1.34%	1.42%	1.47%	1.41%
Including waiver and/or reimbursement and recapture	1.40	%(F)	1.40%		1.38%	1.40%	1.35%	1.25%
Net investment income (loss) to average net assets	(0.88	)%(F)	(0.94)%		(0.91)%	(1.07)%	(0.81)%	(0.55)%
Portfolio turnover rate	24	%(E)	38%		40%	69%	72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$4.73		$7.83		$5.73	$5.72		$5.91	$6.35

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.10)		(0.12)	(0.10)		(0.09)	(0.08)
Net realized and unrealized gain (loss)	0.25		(2.04)		2.89	0.57		0.54	0.32
Total investment operations	0.21		(2.14)		2.77	0.47		0.45	0.24
Contributions from affiliate	—		0.01	(B)	—	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)		(0.67)	(0.46)		(0.64)	(0.68)

Net asset value, end of period/year	$4.70		$4.73		$7.83	$5.73		$5.72	$5.91
Total return (C)	4.87	%(D)	(30.50	)%(B)	50.73%	8.52%		10.28%	3.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,945		$2,041		$4,305	$3,771		$4,131	$4,604
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.27	%(E)	2.16%		2.08%	2.15%		2.19%	2.15%
Including waiver and/or reimbursement and recapture	2.13	%(E)	2.14%		2.11%	2.15	%(F)	2.10%	2.00%
Net investment income (loss) to average net assets	(1.61	)%(E)	(1.69)%		(1.64)%	(1.81)%		(1.55)%	(1.32)%
Portfolio turnover rate	24	%(D)	38%		40%	69%		72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.20%.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.05		$9.65	$6.87	$6.71	$6.74	$7.09

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.05)	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.32		(2.58)	3.50	0.67	0.64	0.35
Total investment operations	0.30		(2.63)	3.45	0.62	0.61	0.33
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)	(0.64)	(0.68)

Net asset value, end of period/year	$6.11		$6.05	$9.65	$6.87	$6.71	$6.74
Total return	5.30	%(B)	(29.87)%	52.32%	9.56%	11.50%	4.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,376		$21,199	$48,376	$35,706	$37,424	$31,592
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(C)	1.09%	1.06%	1.09%	1.13%	1.11%
Including waiver and/or reimbursement and recapture	1.10	%(C)	1.08%	1.06%	1.09%	1.07%	1.00%
Net investment income (loss) to average net assets	(0.57	)%(C)	(0.64)%	(0.59)%	(0.76)%	(0.54)%	(0.31)%
Portfolio turnover rate	24	%(B)	38%	40%	69%	72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.21		$9.88	$7.02	$6.83		$6.85	$7.18

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.04)	(0.05)		(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.33		(2.66)	3.57	0.70		0.65	0.36
Total investment operations	0.32		(2.70)	3.53	0.65		0.62	0.35
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)		(0.64)	(0.68)

Net asset value, end of period/year	$6.29		$6.21	$9.88	$7.02		$6.83	$6.85
Total return	5.49	%(B)	(29.89)%	52.35%	9.85%		11.48%	5.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,605		$70,676	$142,112	$79,099		$53,600	$35,995
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(C)	0.99%	0.96%	1.00%		1.04%	1.01%
Including waiver and/or reimbursement and recapture	1.00	%(C)	0.99%	0.97%	1.00	%(D)	1.00%	0.91%
Net investment income (loss) to average net assets	(0.48	)%(C)	(0.54)%	(0.49)%	(0.69)%		(0.46)%	(0.20)%
Portfolio turnover rate	24	%(B)	38%	40%	69%		72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.21		$9.87	$7.01	$6.83		$6.84	$7.19

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.05)	(0.04)		(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.32		(2.65)	3.58	0.68		0.66	0.34
Total investment operations	0.31		(2.69)	3.53	0.64		0.63	0.33
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)		(0.64)	(0.68)

Net asset value, end of period/year	$6.28		$6.21	$9.87	$7.01		$6.83	$6.84
Total return	5.32	%(B)	(29.81)%	52.42%	9.69%		11.48%	4.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,597		$22,433	$34,682	$28,089		$26,997	$29,619
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(C)	1.00%	0.96%	1.00%		1.04%	1.01%
Including waiver and/or reimbursement and recapture	1.00	%(C)	1.00%	0.99%	1.00	%(D)	0.99%	0.90%
Net investment income (loss) to average net assets	(0.48	)%(C)	(0.53)%	(0.51)%	(0.67)%		(0.46)%	(0.20)%
Portfolio turnover rate	24	%(B)	38%	40%	69%		72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$5.99		$9.60	$6.87	$6.72	$6.79	$7.16

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.07)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.32		(2.57)	3.48	0.69	0.63	0.36
Total investment operations	0.29		(2.64)	3.40	0.61	0.57	0.31
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)	(0.64)	(0.68)

Net asset value, end of period/year	$6.04		$5.99	$9.60	$6.87	$6.72	$6.79
Total return	5.18	%(B)	(30.16)%	51.54%	9.38%	10.78%	4.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,214		$13,897	$21,336	$14,838	$15,869	$16,846
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.53	%(C)	1.49%	1.46%	1.49%	1.53%	1.50%
Including waiver and/or reimbursement and recapture	1.50	%(C)	1.49%	1.46%	1.49%	1.49%	1.42%
Net investment income (loss) to average net assets	(0.97	)%(C)	(1.03)%	(0.98)%	(1.15)%	(0.94)%	(0.73)%
Portfolio turnover rate	24	%(B)	38%	40%	69%	72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.15		$9.80	$6.98	$6.80	$6.81	$7.18

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.06)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.33		(2.63)	3.55	0.69	0.65	0.34
Total investment operations	0.31		(2.68)	3.49	0.64	0.63	0.31
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)	(0.64)	(0.68)

Net asset value, end of period/year	$6.22		$6.15	$9.80	$6.98	$6.80	$6.81
Total return	5.38	%(B)	(29.93)%	52.06%	9.74%	11.54%	4.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$152		$186	$249	$93	$252	$6,609
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(C)	1.25%	1.21%	1.25%	1.29%	1.26%
Including waiver and/or reimbursement and recapture	1.15	%(C)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.62	)%(C)	(0.69)%	(0.65)%	(0.77)%	(0.38)%	(0.46)%
Portfolio turnover rate	24	%(B)	38%	40%	69%	72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.21		$9.87	$7.01	$6.83	$6.85	$7.18

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.04)	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.32		(2.65)	3.57	0.68	0.65	0.37
Total investment operations	0.31		(2.69)	3.53	0.64	0.62	0.35
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.24)		(0.97)	(0.67)	(0.46)	(0.64)	(0.68)

Net asset value, end of period/year	$6.28		$6.21	$9.87	$7.01	$6.83	$6.85
Total return	5.32	%(B)	(29.82)%	52.42%	9.69%	11.48%	5.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,857		$5,477	$121	$80	$72	$65
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(C)	1.00%	0.96%	1.00%	1.03%	1.01%
Including waiver and/or reimbursement and recapture	1.00	%(C)	1.00%	0.96%	1.00%	1.00%	0.91%
Net investment income (loss) to average net assets	(0.48	)%(C)	(0.54)%	(0.48)%	(0.66)%	(0.46)%	(0.22)%
Portfolio turnover rate	24	%(B)	38%	40%	69%	72%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.55		$12.91		$8.13		$9.83	$10.66	$11.94

Investment operations:
Net investment income (loss) (A)	0.01		0.03		(0.00	)(B)	0.05	(0.01)	0.02
Net realized and unrealized gain (loss)	(0.31)		(0.64)		4.78		(1.36)	0.11	(0.82)
Total investment operations	(0.30)		(0.61)		4.78		(1.31)	0.10	(0.80)
Contributions from affiliate	—		0.00	(B)(C)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.05)		—		(0.18)	(0.06)	(0.01)
Net realized gains	(1.09)		(5.70)		—		(0.21)	(0.87)	(0.47)
Total dividends and/or distributions to shareholders	(1.14)		(5.75)		—		(0.39)	(0.93)	(0.48)

Net asset value, end of period/year	$5.11		$6.55		$12.91		$8.13	$9.83	$10.66
Total return (D)	(5.07	)%(E)	(7.92	)%(C)	58.79%		(14.03)%	2.35%	(7.12)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,115		$8,559		$9,240		$4,246	$4,543	$3,050
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(F)	1.24%		1.19%		1.39%	1.36%	1.45	%(G)
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.21%		1.26%		1.30%	1.27%	1.20	%(G)
Net investment income (loss) to average net assets	0.49	%(F)	0.48%		0.00	%(H)	0.66%	(0.08)%	0.20%
Portfolio turnover rate	14	%(E)	38%		94%		80%	168%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.28		$12.60		$7.99	$9.67		$10.50	$11.85

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)		(0.07)	(0.00	)(B)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	(0.30)		(0.63)		4.68	(1.36)		0.11	(0.82)
Total investment operations	(0.31)		(0.65)		4.61	(1.36)		0.04	(0.88)
Contributions from affiliate	—		0.03	(C)	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—		—	(0.11)		—	—
Net realized gains	(1.09)		(5.70)		—	(0.21)		(0.87)	(0.47)
Total dividends and/or distributions to shareholders	(1.11)		(5.70)		—	(0.32)		(0.87)	(0.47)

Net asset value, end of period/year	$4.86		$6.28		$12.60	$7.99		$9.67	$10.50
Total return (D)	(5.43	)%(E)	(8.28	)%(C)	57.70%	(14.67)%		1.60%	(7.88)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$539		$572		$756	$581		$744	$786
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.03	%(F)	1.99%		1.93%	2.05%		2.02%	2.06	%(G)
Including waiver and/or reimbursement and recapture	2.02	%(F)	1.99	%(H)	1.95%	2.05	%(H)	2.00%	1.95	%(G)
Net investment income (loss) to average net assets	(0.29	)%(F)	(0.29)%		(0.61)%	(0.06)%		(0.75)%	(0.52)%
Portfolio turnover rate	14	%(E)	38%		94%	80%		168%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.39%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.67		$13.06	$8.22	$9.93		$10.75	$12.03

Investment operations:
Net investment income (loss) (A)	0.02		0.06	0.05	0.08		0.02	0.07
Net realized and unrealized gain (loss)	(0.32)		(0.66)	4.81	(1.38)		0.12	(0.83)
Total investment operations	(0.30)		(0.60)	4.86	(1.30)		0.14	(0.76)
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.09)	(0.02)	(0.20)		(0.09)	(0.05)
Net realized gains	(1.09)		(5.70)	—	(0.21)		(0.87)	(0.47)
Total dividends and/or distributions to shareholders	(1.15)		(5.79)	(0.02)	(0.41)		(0.96)	(0.52)

Net asset value, end of period/year	$5.22		$6.67	$13.06	$8.22		$9.93	$10.75
Total return	(4.90	)%(B)	(7.72)%	59.14%	(13.77)%		2.66%	(6.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,439		$17,023	$19,027	$12,838		$15,653	$756
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(C)	0.94%	0.90%	1.02%		1.00%	1.07	%(D)
Including waiver and/or reimbursement and recapture	0.96	%(C)	0.94%	0.91%	1.02	%(E)	0.99%	0.95	%(D)
Net investment income (loss) to average net assets	0.78	%(C)	0.75%	0.41%	0.96%		0.19%	0.57%
Portfolio turnover rate	14	%(B)	38%	94%	80%		168%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$6.68		$13.08	$8.23	$9.94		$10.76		$12.04

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.07	0.05		0.09		0.07
Net realized and unrealized gain (loss)	(0.33)		(0.66)	4.81	(1.34)		0.05		(0.83)
Total investment operations	(0.30)		(0.60)	4.88	(1.29)		0.14		(0.76)
Contributions from affiliate	—		—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.03)	(0.21)		(0.09)		(0.05)
Net realized gains	(1.09)		(5.70)	—	(0.21)		(0.87)		(0.47)
Total dividends and/or distributions to shareholders	(1.16)		(5.80)	(0.03)	(0.42)		(0.96)		(0.52)

Net asset value, end of period/year	$5.22		$6.68	$13.08	$8.23		$9.94		$10.76
Total return	(4.94	)%(B)	(7.63)%	59.35%	(13.69)%		2.66	%(C)	(6.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,604		$360,477	$643,658	$419,838		$52,241		$212,025
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.84%	0.80%	0.92%		0.90%		0.96	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.84%	0.80%	0.92	%(F)	0.90	%(F)	0.86	%(E)
Net investment income (loss) to average net assets	0.93	%(D)	0.86%	0.60%	0.68%		0.89%		0.58%
Portfolio turnover rate	14	%(B)	38%	94%	80%		168%		84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Total return reflects certain litigation payments received by the Fund in the year. Had these payments not occurred, the total return would be 0.30% lower.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$6.70		$13.10	$8.24	$9.96		$10.77		$12.05

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.06	0.08		0.04		0.07
Net realized and unrealized gain (loss)	(0.32)		(0.66)	4.83	(1.38)		0.11		(0.84)
Total investment operations	(0.29)		(0.60)	4.89	(1.30)		0.15		(0.77)
Contributions from affiliate	—		—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.03)	(0.21)		(0.09)		(0.04)
Net realized gains	(1.09)		(5.70)	—	(0.21)		(0.87)		(0.47)
Total dividends and/or distributions to shareholders	(1.16)		(5.80)	(0.03)	(0.42)		(0.96)		(0.51)

Net asset value, end of period/year	$5.25		$6.70	$13.10	$8.24		$9.96		$10.77
Total return	(4.77	)%(B)	(7.70)%	59.37%	(13.75)%		2.77%		(6.78)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,588		$23,917	$31,764	$28,471		$24,216		$27,065
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(C)	0.84%	0.80%	0.92%		0.90%		0.96	%(D)
Including waiver and/or reimbursement and recapture	0.86	%(C)	0.84%	0.83%	0.92	%(E)	0.90	%(E)	0.85	%(D)
Net investment income (loss) to average net assets	0.88	%(C)	0.85%	0.52%	1.04%		0.40%		0.60%
Portfolio turnover rate	14	%(B)	38%	94%	80%		168%		84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.68		$13.05	$8.23		$9.93	$10.73	$12.01

Investment operations:
Net investment income (loss) (A)	0.01		0.03	0.00	(B)	0.05	(0.01)	0.01
Net realized and unrealized gain (loss)	(0.32)		(0.67)	4.82		(1.38)	0.10	(0.82)
Total investment operations	(0.31)		(0.64)	4.82		(1.33)	0.09	(0.81)
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.03)	—		(0.16)	(0.02)	—
Net realized gains	(1.09)		(5.70)	—		(0.21)	(0.87)	(0.47)
Total dividends and/or distributions to shareholders	(1.12)		(5.73)	—		(0.37)	(0.89)	(0.47)

Net asset value, end of period/year	$5.25		$6.68	$13.05		$8.23	$9.93	$10.73
Total return	(5.04	)%(C)	(8.16)%	58.57%		(14.05)%	2.13%	(7.25)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,163		$7,613	$10,125		$6,206	$7,982	$9,264
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37	%(D)	1.34%	1.29%		1.42%	1.40%	1.45	%(E)
Including waiver and/or reimbursement and recapture	1.36	%(D)	1.34%	1.29%		1.40%	1.39%	1.35	%(E)
Net investment income (loss) to average net assets	0.42	%(D)	0.36%	0.02%		0.59%	(0.08)%	0.10%
Portfolio turnover rate	14	%(C)	38%	94%		80%	168%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.70		$13.07	$8.23	$9.95	$10.74	$12.01

Investment operations:
Net investment income (loss) (A)	0.02		0.04	0.02	0.08	(0.01)	0.04
Net realized and unrealized gain (loss)	(0.32)		(0.66)	4.83	(1.39)	0.14	(0.84)
Total investment operations	(0.30)		(0.62)	4.85	(1.31)	0.13	(0.80)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.05)	(0.01)	(0.20)	(0.05)	—
Net realized gains	(1.09)		(5.70)	—	(0.21)	(0.87)	(0.47)
Total dividends and/or distributions to shareholders	(1.15)		(5.75)	(0.01)	(0.41)	(0.92)	(0.47)

Net asset value, end of period/year	$5.25		$6.70	$13.07	$8.23	$9.95	$10.74
Total return	(4.99	)%(B)	(7.85)%	58.90%	(13.88)%	2.57%	(6.99)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$176		$162	$184	$117	$328	$253
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(C)	1.09%	1.05%	1.17%	1.15%	1.21	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(C)	1.10%	1.10%	1.10%	1.10%	1.10	%(D)
Net investment income (loss) to average net assets	0.61	%(C)	0.59%	0.20%	0.93%	(0.07)%	0.36%
Portfolio turnover rate	14	%(B)	38%	94%	80%	168%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$6.75		$13.16	$8.28	$10.00	$10.81		$12.10

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.06	0.09	0.03		0.07
Net realized and unrealized gain (loss)	(0.33)		(0.67)	4.85	(1.39)	0.12		(0.84)
Total investment operations	(0.30)		(0.61)	4.91	(1.30)	0.15		(0.77)
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.03)	(0.21)	(0.09)		(0.05)
Net realized gains	(1.09)		(5.70)	—	(0.21)	(0.87)		(0.47)
Total dividends and/or distributions to shareholders	(1.16)		(5.80)	(0.03)	(0.42)	(0.96)		(0.52)

Net asset value, end of period/year	$5.29		$6.75	$13.16	$8.28	$10.00		$10.81
Total return	(4.88	)%(B)	(7.68)%	59.35%	(13.69)%	2.84%		(6.85)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,471		$6,373	$80	$50	$58		$57
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(C)	0.84%	0.80%	0.92%	0.90%		0.95	%(D)
Including waiver and/or reimbursement and recapture	0.86	%(C)	0.84%	0.80%	0.90%	0.90	%(E)	0.86	%(D)
Net investment income (loss) to average net assets	0.88	%(C)	0.79%	0.50%	1.08%	0.35%		0.57%
Portfolio turnover rate	14	%(B)	38%	94%	80%	168%		84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$27.73		$32.73		$21.78	$25.45	$26.61	$29.46

Investment operations:
Net investment income (loss) (A)	0.11		0.12		0.06	0.14	0.13	0.14
Net realized and unrealized gain (loss)	0.07		(1.80)		11.02	(2.99)	1.41	0.61
Total investment operations	0.18		(1.68)		11.08	(2.85)	1.54	0.75
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.02)		(0.13)	(0.13)	(0.14)	(0.06)
Net realized gains	(2.30)		(3.30)		—	(0.69)	(2.56)	(3.54)
Total dividends and/or distributions to shareholders	(2.46)		(3.32)		(0.13)	(0.82)	(2.70)	(3.60)

Net asset value, end of period/year	$25.45		$27.73		$32.73	$21.78	$25.45	$26.61
Total return (D)	0.72	%(E)	(5.72	)%(C)	51.02%	(11.70)%	7.63%	2.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$323,418		$334,241		$386,681	$268,643	$349,550	$357,948
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(F)	1.21%		1.23%	1.31%	1.31%	1.29%
Including waiver and/or reimbursement and recapture	1.22	%(F)(G)	1.21	%(G)	1.23%	1.31%	1.31%	1.29%
Net investment income (loss) to average net assets	0.87	%(F)	0.41%		0.18%	0.61%	0.54%	0.49%
Portfolio turnover rate	16	%(E)	44%		53%	65%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$22.69		$27.55		$18.37	$21.62	$23.05	$26.07

Investment operations:
Net investment income (loss) (A)	0.01		(0.08)		(0.12)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.06		(1.48)		9.30	(2.55)	1.15	0.55
Total investment operations	0.07		(1.56)		9.18	(2.56)	1.13	0.52
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(2.30)		(3.30)		—	(0.69)	(2.56)	(3.54)

Net asset value, end of period/year	$20.46		$22.69		$27.55	$18.37	$21.62	$23.05
Total return (D)	0.36	%(E)	(6.43	)%(C)	49.97%	(12.35)%	6.85%	1.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,001		$39,700		$51,556	$58,622	$116,291	$165,647
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.97	%(F)	1.97%		1.96%	2.02%	2.00%	1.96%
Including waiver and/or reimbursement and recapture	1.97	%(F)(G)	1.96%		1.96%	2.02%	2.00%	1.96%
Net investment income (loss) to average net assets	0.13	%(F)	(0.33)%		(0.49)%	(0.04)%	(0.09)%	(0.11)%
Portfolio turnover rate	16	%(E)	44%		53%	65%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$29.00		$34.08		$22.67	$26.46	$27.56	$30.40

Investment operations:
Net investment income (loss) (A)	0.16		0.21		0.15	0.23	0.23	0.24
Net realized and unrealized gain (loss)	0.06		(1.87)		11.47	(3.11)	1.46	0.63
Total investment operations	0.22		(1.66)		11.62	(2.88)	1.69	0.87
Contributions from affiliate	—		0.02	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.14)		(0.21)	(0.22)	(0.23)	(0.17)
Net realized gains	(2.30)		(3.30)		—	(0.69)	(2.56)	(3.54)
Total dividends and/or distributions to shareholders	(2.54)		(3.44)		(0.21)	(0.91)	(2.79)	(3.71)

Net asset value, end of period/year	$26.68		$29.00		$34.08	$22.67	$26.46	$27.56
Total return	0.84	%(C)	(5.36	)%(B)	51.51%	(11.41)%	8.03%	2.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$283,493		$304,806		$364,551	$228,537	$296,684	$270,188
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.93%		0.92%	0.95%	0.95%	0.94%
Including waiver and/or reimbursement and recapture	0.93	%(D)	0.93%		0.92%	0.95%	0.95%	0.94%
Net investment income (loss) to average net assets	1.18	%(D)	0.70%		0.47%	0.98%	0.90%	0.82%
Portfolio turnover rate	16	%(C)	44%		53%	65%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$29.09		$34.18	$22.73	$26.52	$27.62	$30.45

Investment operations:
Net investment income (loss) (A)	0.17		0.24	0.24	0.25	0.26	0.27
Net realized and unrealized gain (loss)	0.07		(1.88)	11.45	(3.11)	1.46	0.63
Total investment operations	0.24		(1.64)	11.69	(2.86)	1.72	0.90
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.15)	(0.24)	(0.24)	(0.26)	(0.19)
Net realized gains	(2.30)		(3.30)	—	(0.69)	(2.56)	(3.54)
Total dividends and/or distributions to shareholders	(2.57)		(3.45)	(0.24)	(0.93)	(2.82)	(3.73)

Net asset value, end of period/year	$26.76		$29.09	$34.18	$22.73	$26.52	$27.62
Total return	0.91	%(B)	(5.36)%	51.70%	(11.30)%	8.14%	2.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,299		$4,277	$4,725	$17,795	$20,641	$19,429
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(C)	0.83%	0.82%	0.85%	0.85%	0.84%
Including waiver and/or reimbursement and recapture	0.83	%(C)	0.83%	0.82%	0.85%	0.85%	0.84%
Net investment income (loss) to average net assets	1.26	%(C)	0.79%	0.83%	1.06%	1.01%	0.95%
Portfolio turnover rate	16	%(B)	44%	53%	65%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$29.23		$34.33	$22.83	$26.64	$27.74	$30.56

Investment operations:
Net investment income (loss) (A)	0.17		0.24	0.19	0.24	0.20	0.18
Net realized and unrealized gain (loss)	0.07		(1.89)	11.55	(3.12)	1.52	0.74
Total investment operations	0.24		(1.65)	11.74	(2.88)	1.72	0.92
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.15)	(0.24)	(0.24)	(0.26)	(0.20)
Net realized gains	(2.30)		(3.30)	—	(0.69)	(2.56)	(3.54)
Total dividends and/or distributions to shareholders	(2.57)		(3.45)	(0.24)	(0.93)	(2.82)	(3.74)

Net asset value, end of period/year	$26.90		$29.23	$34.33	$22.83	$26.64	$27.74
Total return	0.91	%(B)	(5.36)%	51.69%	(11.32)%	8.11%	2.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,760		$86,703	$93,544	$51,481	$48,043	$11,822
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(C)	0.83%	0.82%	0.85%	0.85%	0.84%
Including waiver and/or reimbursement and recapture	0.83	%(C)	0.83%	0.82%	0.85%	0.85%	0.84%
Net investment income (loss) to average net assets	1.26	%(C)	0.79%	0.59%	1.04%	0.80%	0.62%
Portfolio turnover rate	16	%(B)	44%	53%	65%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Sustainable Bond
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.76		$9.67		$9.82	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.18		0.13	0.02
Net realized and unrealized gain (loss)	0.45		(1.90)		(0.14)	(0.17)
Total investment operations	0.57		(1.72)		(0.01)	(0.15)
Contributions from affiliate	—		0.02	(C)	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.21)		(0.14)	(0.03)

Net asset value, end of period/year	$8.21		$7.76		$9.67	$9.82
Total return	7.37	%(D)	(17.80	)%(C)	(0.06)%	(1.52	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$873		$813		$1,010	$985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(E)	1.13%		1.27%	1.79	%(E)
Including waiver and/or reimbursement and recapture	0.50	%(E)	0.50%		0.50%	0.50	%(E)
Net investment income (loss) to average net assets	2.93	%(E)	2.05%		1.30%	0.93	%(E)
Portfolio turnover rate	12	%(D)	18%		43%	33	%(D)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.20%.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Sustainable Bond
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.76		$9.67	$9.82	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.19	0.13	0.02
Net realized and unrealized gain (loss)	0.46		(1.90)	(0.13)	(0.17)
Total investment operations	0.58		(1.71)	—	(0.15)
Contributions from affiliate	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.20)	(0.15)	(0.03)

Net asset value, end of period/year	$8.22		$7.76	$9.67	$9.82
Total return	7.53	%(C)	(17.92)%	(0.01)%	(1.51	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,849		$19,411	$23,637	$23,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.04%	1.18%	1.70	%(D)
Including waiver and/or reimbursement and recapture	0.45	%(D)	0.45%	0.45%	0.45	%(D)
Net investment income (loss) to average net assets	2.98	%(D)	2.11%	1.35%	0.98	%(D)
Portfolio turnover rate	12	%(C)	18%	43%	33	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Sustainable Bond
Class R6
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$8.00

Investment operations:
Net investment income (loss) (B)	0.04
Net realized and unrealized gain (loss)	0.22
Total investment operations	0.26
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.04)

Net asset value, end of period	$8.22
Total return (C)	3.14%

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.11%
Including waiver and/or reimbursement and recapture	0.38%
Net investment income (loss) to average net assets (D)	2.88%
Portfolio turnover rate (C)	12%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.86		$9.53		$6.86	$9.57	$10.59	$11.53

Investment operations:
Net investment income (loss) (A)	0.06		0.11		0.13	0.15	0.20	0.21
Net realized and unrealized gain (loss)	0.16		(1.31)		2.66	(1.60)	0.43	(0.19)
Total investment operations	0.22		(1.20)		2.79	(1.45)	0.63	0.02
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.12)		(0.12)	(0.16)	(0.20)	(0.21)
Net realized gains	—		(1.34)		—	(1.10)	(1.45)	(0.75)
Return of capital	—		(0.01)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.05)		(1.47)		(0.12)	(1.26)	(1.65)	(0.96)

Net asset value, end of period/year	$7.03		$6.86		$9.53	$6.86	$9.57	$10.59
Total return (D)	3.22	%(E)	(14.38	)%(C)	40.92%	(17.52)%	8.43%	(0.20)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,864		$59,568		$81,027	$69,391	$82,402	$83,567
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	1.01%		1.02%	1.06%	1.05%	1.03%
Including waiver and/or reimbursement and recapture	1.04	%(F)	1.01	%(G)	1.02%	1.06%	1.05%	1.03%
Net investment income (loss) to average net assets	1.77	%(F)	1.50%		1.46%	1.94%	2.11%	1.85%
Portfolio turnover rate	5	%(E)	28%		164%	45%	55%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.81		$9.48		$6.83	$9.52	$10.53	$11.47

Investment operations:
Net investment income (loss) (A)	0.03		0.05		0.06	0.09	0.12	0.11
Net realized and unrealized gain (loss)	0.16		(1.32)		2.64	(1.59)	0.44	(0.19)
Total investment operations	0.19		(1.27)		2.70	(1.50)	0.56	(0.08)
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.06)		(0.05)	(0.09)	(0.12)	(0.11)
Net realized gains	—		(1.34)		—	(1.10)	(1.45)	(0.75)
Return of capital	—		(0.00	)(B)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.02)		(1.40)		(0.05)	(1.19)	(1.57)	(0.86)

Net asset value, end of period/year	$6.98		$6.81		$9.48	$6.83	$9.52	$10.53
Total return (D)	2.75	%(E)	(15.26	)%(C)	39.74%	(18.21)%	7.57%	(1.06)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,348		$1,579		$2,271	$2,641	$5,836	$5,816
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95	%(F)	1.91%		1.91%	1.93%	1.91%	1.86%
Including waiver and/or reimbursement and recapture	1.90	%(F)	1.90%		1.89%	1.90%	1.90%	1.86%
Net investment income (loss) to average net assets	0.89	%(F)	0.62%		0.68%	1.23%	1.25%	1.02%
Portfolio turnover rate	5	%(E)	28%		164%	45%	55%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.86		$9.54		$6.86		$9.57	$10.59	$11.52

Investment operations:
Net investment income (loss) (A)	0.07		0.14		0.15		0.17	0.21	0.22
Net realized and unrealized gain (loss)	0.16		(1.33)		2.66		(1.61)	0.44	(0.17)
Total investment operations	0.23		(1.19)		2.81		(1.44)	0.65	0.05
Contributions from affiliate	—		0.03	(B)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.17)		(0.13)		(0.17)	(0.22)	(0.23)
Net realized gains	—		(1.34)		—		(1.10)	(1.45)	(0.75)
Return of capital	—		(0.01)		—		—	—	—
Total dividends and/or distributions to shareholders	(0.06)		(1.52)		(0.13)		(1.27)	(1.67)	(0.98)

Net asset value, end of period/year	$7.03		$6.86		$9.54		$6.86	$9.57	$10.59
Total return	3.31	%(C)	(13.84	)%(B)	41.29%		(17.36)%	8.65%	0.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,755		$2,632		$4,463		$8,240	$12,013	$16,823
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.83%		0.85%		0.88%	0.87%	0.85%
Including waiver and/or reimbursement and recapture	0.75	%(D)(E)(F)	0.74	%(F)(G)	0.77	%(G)	0.88%	0.87%	0.85%
Net investment income (loss) to average net assets	2.03	%(D)	1.84%		1.75%		2.16%	2.30%	1.98%
Portfolio turnover rate	5	%(C)	28%		164%		45%	55%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.42%.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2024. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.85		$9.53	$6.86	$9.57	$10.59	$11.53

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.17	0.16	0.22	0.24
Net realized and unrealized gain (loss)	0.16		(1.33)	2.64	(1.59)	0.44	(0.19)
Total investment operations	0.23		(1.19)	2.81	(1.43)	0.66	0.05
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.14)	(0.14)	(0.18)	(0.23)	(0.24)
Net realized gains	—		(1.34)	—	(1.10)	(1.45)	(0.75)
Return of capital	—		(0.01)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.06)		(1.49)	(0.14)	(1.28)	(1.68)	(0.99)

Net asset value, end of period/year	$7.02		$6.85	$9.53	$6.86	$9.57	$10.59
Total return	3.37	%(B)	(14.23)%	41.31%	(17.26)%	8.77%	0.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$209,621		$217,081	$253,200	$420,958	$428,187	$484,565
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.73%	0.74%	0.78%	0.77%	0.75%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.73%	0.74%	0.78%	0.77%	0.75%
Net investment income (loss) to average net assets	2.05	%(C)	1.80%	1.97%	2.18%	2.40%	2.14%
Portfolio turnover rate	5	%(B)	28%	164%	45%	55%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$6.85		$9.53	$6.86	$9.57	$10.59	$11.52

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.16	0.16	0.22	0.24
Net realized and unrealized gain (loss)	0.16		(1.33)	2.65	(1.59)	0.44	(0.18)
Total investment operations	0.23		(1.19)	2.81	(1.43)	0.66	0.06
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.14)	(0.14)	(0.18)	(0.23)	(0.24)
Net realized gains	—		(1.34)	—	(1.10)	(1.45)	(0.75)
Return of capital	—		(0.01)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.06)		(1.49)	(0.14)	(1.28)	(1.68)	(0.99)

Net asset value, end of period/year	$7.02		$6.85	$9.53	$6.86	$9.57	$10.59
Total return	3.37	%(B)	(14.23)%	41.31%	(17.25)%	8.77%	0.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,711		$1,602	$3,364	$4,586	$4,518	$4,082
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.73%	0.74%	0.78%	0.77%	0.75%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.73%	0.74%	0.78%	0.77%	0.75%
Net investment income (loss) to average net assets	2.05	%(C)	1.80%	1.93%	2.18%	2.37%	2.11%
Portfolio turnover rate	5	%(B)	28%	164%	45%	55%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period indicated:	Transamerica Sustainable Growth Equity
Class A
April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	(0.01)
Net realized and unrealized gain (loss)	(0.09)
Total investment operations	(0.10)

Net asset value, end of period	$9.90
Total return (C) (D)	(1.00)%

Ratio and supplemental data:
Net assets end of period (000’s)	$14
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	3.47%
Including waiver and/or reimbursement and recapture	0.95%
Net investment income (loss) to average net assets (E)	(0.85)%
Portfolio turnover rate (D)	2%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Sustainable Growth Equity
	Class R6
	April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)
Net realized and unrealized gain (loss)	(0.10)
Total investment operations	(0.10)

Net asset value, end of period	$9.90
Total return (D)	(1.00)%

Ratio and supplemental data:
Net assets end of period (000’s)	$4,942
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.99%
Including waiver and/or reimbursement and recapture	0.55%
Net investment income (loss) to average net assets (E)	(0.46)%
Portfolio turnover rate (D)	2%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica UltraShort Bond
	Class A
	April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	(0.00	)(C)
Total investment operations	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.03)

Net asset value, end of period	$10.00
Total return (D) (E)	0.37%

Ratio and supplemental data:
Net assets end of period (000’s)	$16
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.26%
Including waiver and/or reimbursement and recapture	0.69%
Net investment income (loss) to average net assets (F)	4.59%
Portfolio turnover rate (E)	1%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica UltraShort Bond
	Class I
	April 30, 2023 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.04
Net realized and unrealized gain (loss)	(0.00	)(C)
Total investment operations	0.04

Dividends and/or distributions to shareholders:
Net investment income	(0.04)

Net asset value, end of period	$10.00
Total return (D)	0.40%

Ratio and supplemental data:
Net assets end of period (000’s)	$25,079
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.87%
Including waiver and/or reimbursement and recapture	0.35%
Net investment income (loss) to average net assets (E)	4.88%
Portfolio turnover rate (D)	1%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.66		$10.27		$9.89	$9.82

Investment operations:
Net investment income (loss) (B)	0.18		0.27		0.32	0.02
Net realized and unrealized gain (loss)	0.13		(1.10)		0.38	0.08
Total investment operations	0.31		(0.83)		0.70	0.10
Contributions from affiliate	—		0.00	(C)(D)	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.18)		(0.32)	(0.02)
Net realized gains	—		(0.47)		—	—
Return of capital	—		(0.13)		—	(0.01)
Total dividends and/or distributions to shareholders	(0.18)		(0.78)		(0.32)	(0.03)

Net asset value, end of period/year	$8.79		$8.66		$10.27	$9.89
Total return (E)	3.58	%(F)	(8.84	)%(D)	7.12%	0.98	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,105		$1,329		$442	$10
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.01	%(H)	1.04%		1.08%	0.94	%(H)
Including waiver and/or reimbursement and recapture	1.01	%(H)(I)	1.04	%(I)	1.05%	0.93	%(H)
Net investment income (loss) to average net assets	4.20	%(H)	2.94%		3.07%	2.25	%(H)
Portfolio turnover rate	45	%(F)	8%		70%	126%

(A)	Commenced operations on October 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.64		$10.28		$9.89	$9.85		$9.85		$10.23

Investment operations:
Net investment income (loss) (A)	0.19		0.29		0.34	0.28		0.41		0.37
Net realized and unrealized gain (loss)	0.13		(1.11)		0.39	0.08		0.00	(B)(C)	(0.38)
Total investment operations	0.32		(0.82)		0.73	0.36		0.41		(0.01)
Contributions from affiliate	—		0.00	(B)(D)	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.21)		(0.34)	(0.27)		(0.36)		(0.33)
Net realized gains	—		(0.47)		—	—		—		(0.00	)(B)
Return of capital	—		(0.14)		—	(0.05)		(0.05)		(0.04)
Total dividends and/or distributions to shareholders	(0.18)		(0.82)		(0.34)	(0.32)		(0.41)		(0.37)

Net asset value, end of period/year	$8.78		$8.64		$10.28	$9.89		$9.85		$9.85
Total return	3.92	%(E)	(8.65	)%(D)	7.46%	3.83%		4.23%		(0.14)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,219		$58,753		$46,222	$757		$869		$1,817
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.80	%(G)	0.80%		0.79%	0.80%		0.83%		0.87%
Including waiver and/or reimbursement and recapture	0.80	%(G)(H)	0.80	%(H)	0.78%	0.80	%(H)	0.83	%(H)	0.87	%(H)
Net investment income (loss) to average net assets	4.42	%(G)	3.13%		3.28%	2.91%		4.22%		3.62%
Portfolio turnover rate	45	%(E)	8%		70%	126%		87%		72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net asset value, beginning of period/year	$8.60		$10.25	$9.87	$9.83	$9.81		$10.20

Investment operations:
Net investment income (loss) (A)	0.19		0.30	0.35	0.30	0.42		0.40
Net realized and unrealized gain (loss)	0.14		(1.12)	0.38	0.07	0.02	(B)	(0.41)
Total investment operations	0.33		(0.82)	0.73	0.37	0.44		(0.01)
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.21)	(0.35)	(0.27)	(0.37)		(0.34)
Net realized gains	—		(0.47)	—	—	—		(0.00	)(C)
Return of capital	—		(0.15)	—	(0.06)	(0.05)		(0.04)
Total dividends and/or distributions to shareholders	(0.19)		(0.83)	(0.35)	(0.33)	(0.42)		(0.38)

Net asset value, end of period/year	$8.74		$8.60	$10.25	$9.87	$9.83		$9.81
Total return	3.98	%(D)	(8.69)%	7.47%	3.93%	4.54%		(0.10)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$679,487		$654,792	$1,196,450	$1,588,098	$993,309		$709,125
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.70	%(F)	0.71%	0.70%	0.70%	0.73%		0.78%
Including waiver and/or reimbursement and recapture	0.70	%(F)(G)	0.70%	0.69%	0.69%	0.73	%(G)	0.78	%(G)
Net investment income (loss) to average net assets	4.54	%(F)	3.21%	3.42%	3.12%	4.25%		3.97%
Portfolio turnover rate	45	%(D)	8%	70%	126%	87%		72%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class A
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$20.43		$32.73		$25.92	$22.16	$20.92	$20.75

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.10)		(0.12)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	2.28		(8.28)		9.59	5.68	3.44	2.36
Total investment operations	2.26		(8.38)		9.47	5.60	3.38	2.29
Contributions from affiliate	—		0.00	(B)(C)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	—	(0.00	)(B)
Net realized gains	(0.87)		(3.92)		(2.66)	(1.84)	(2.14)	(2.12)
Total dividends and/or distributions to shareholders	(0.87)		(3.92)		(2.66)	(1.84)	(2.14)	(2.12)

Net asset value, end of period/year	$21.82		$20.43		$32.73	$25.92	$22.16	$20.92
Total return (D)	11.65	%(E)	(28.96	)%(C)	38.69%	26.76%	19.17%	11.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$686,625		$641,399		$973,954	$764,325	$661,541	$550,529
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(F)	1.04%		1.02%	1.08%	1.16%	1.16%
Including waiver and/or reimbursement and recapture	1.07	%(F)(G)	1.04	%(G)	1.02%	1.08%	1.16%	1.16%
Net investment income (loss) to average net assets	(0.20	)%(F)	(0.41)%		(0.42)%	(0.35)%	(0.32)%	(0.35)%
Portfolio turnover rate	19	%(E)	40%		25%	28%	37%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$17.82		$29.26		$23.58		$20.47		$19.63	$19.75

Investment operations:
Net investment income (loss) (A)	(0.09)		(0.26)		(0.31)		(0.24)		(0.21)	(0.22)
Net realized and unrealized gain (loss)	1.98		(7.27)		8.65		5.19		3.19	2.22
Total investment operations	1.89		(7.53)		8.34		4.95		2.98	2.00
Contributions from affiliate	—		0.01	(B)	—		—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.87)		(3.92)		(2.66)		(1.84)		(2.14)	(2.12)
Total dividends and/or distributions to shareholders	(0.87)		(3.92)		(2.66)		(1.84)		(2.14)	(2.12)

Net asset value, end of period/year	$18.84		$17.82		$29.26		$23.58		$20.47	$19.63
Total return (C)	11.26	%(D)	(29.52	)%(B)	37.64%		25.72%		18.30%	10.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,139		$13,016		$18,427		$18,000		$18,378	$13,930
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88	%(E)	1.85%		1.80%		1.87	%(F)	1.93%	1.96%
Including waiver and/or reimbursement and recapture	1.86	%(E)	1.84%		1.80	%(G)	1.87	%(F)(G)	1.93%	1.96%
Net investment income (loss) to average net assets	(0.99	)%(E)	(1.21)%		(1.19)%		(1.12)%		(1.09)%	(1.09)%
Portfolio turnover rate	19	%(D)	40%		25%		28%		37%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.04%.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$21.27		$33.86		$26.67	$22.70	$21.31	$21.11

Investment operations:
Net investment income (loss) (A)	0.01		(0.04)		(0.06)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	2.38		(8.63)		9.91	5.83	3.54	2.39
Total investment operations	2.39		(8.67)		9.85	5.81	3.53	2.38
Contributions from affiliate	—		0.05	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)		—	—	—	(0.06)
Net realized gains	(0.87)		(3.92)		(2.66)	(1.84)	(2.14)	(2.12)
Total dividends and/or distributions to shareholders	(0.87)		(3.97)		(2.66)	(1.84)	(2.14)	(2.18)

Net asset value, end of period/year	$22.79		$21.27		$33.86	$26.67	$22.70	$21.31
Total return	11.80	%(C)	(28.67	)%(B)	39.05%	27.07%	19.56%	12.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$277,705		$254,969		$388,235	$309,755	$266,730	$186,752
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.79%		0.78%	0.82%	0.86%	0.87%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.79%		0.78%	0.82%	0.86%	0.87%
Net investment income (loss) to average net assets	0.07	%(D)	(0.16)%		(0.18)%	(0.08)%	(0.03)%	(0.06)%
Portfolio turnover rate	19	%(C)	40%		25%	28%	37%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate Transamerica Funds Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$21.33		$33.89	$26.68	$22.68	$21.27	$21.07

Investment operations:
Net investment income (loss) (A)	0.02		(0.01)	(0.02)	0.01	0.01	0.02
Net realized and unrealized gain (loss)	2.39		(8.63)	9.90	5.83	3.54	2.39
Total investment operations	2.41		(8.64)	9.88	5.84	3.55	2.41
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	—	—	(0.09)
Net realized gains	(0.87)		(3.92)	(2.66)	(1.84)	(2.14)	(2.12)
Total dividends and/or distributions to shareholders	(0.87)		(3.92)	(2.67)	(1.84)	(2.14)	(2.21)

Net asset value, end of period/year	$22.87		$21.33	$33.89	$26.68	$22.68	$21.27
Total return	11.86	%(B)	(28.72)%	39.17%	27.23%	19.70%	12.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$737,711		$561,033	$647,828	$529,573	$491,921	$190,514
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(C)	0.69%	0.67%	0.70%	0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.69	%(C)	0.69%	0.67%	0.70%	0.74%	0.75%
Net investment income (loss) to average net assets	0.16	%(C)	(0.05)%	(0.07)%	0.03%	0.07%	0.08%
Portfolio turnover rate	19	%(B)	40%	25%	28%	37%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica US Growth
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$21.33		$33.89	$29.89

Investment operations:
Net investment income (loss) (B)	0.00	(C)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	2.41		(8.62)	4.03
Total investment operations	2.41		(8.64)	4.00
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(0.87)		(3.92)	—

Net asset value, end of period/year	$22.87		$21.33	$33.89
Total return	11.86	%(D)	(28.71)%	13.38	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,185		$1,248	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(E)	0.69%	0.67	%(E)
Including waiver and/or reimbursement and recapture	0.69	%(E)	0.69%	0.67	%(E)
Net investment income (loss) to average net assets	0.02	%(E)	(0.07)%	(0.23	)%(E)
Portfolio turnover rate	19	%(D)	40%	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class T
April 30, 2023 (unaudited)	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$73.95	$107.77	$79.77	$64.44	$56.19	$52.20

Investment operations:
Net investment income (loss) (A)	0.05	(0.08)	(0.11)	(0.01)	0.02	0.00	(B)
Net realized and unrealized gain (loss)	8.59	(29.82)	30.77	17.18	10.37	6.16
Total investment operations	8.64	(29.90)	30.66	17.17	10.39	6.16
Contributions from affiliate	—	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.05)
Net realized gains	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)	(2.12)
Total dividends and/or distributions to shareholders	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)	(2.17)

Net asset value, end of period/year	$81.72	$73.95	$107.77	$79.77	$64.44	$56.19
Total return (C)	11.85	%(D)	(28.76)%	39.15%	27.17%	19.63%	12.10%

Ratios and supplemental data:
Net assets end of period/year (000’s)	$135,584	$125,757	$189,010	$144,510	$125,598	$113,486
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(E)	0.72%	0.70%	0.75%	0.80%	0.81%
Including waiver and/or reimbursement and recapture	0.74	%(E)	0.72%	0.70%	0.75%	0.80%	0.81%
Net investment income (loss) to average net assets	0.13	%(E)	(0.10)%	(0.11)%	(0.02)%	0.04%	0.02%
Portfolio turnover rate	19	%(D)	40%	25%	28%	37%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS

At April 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”)	A,C,I,I2,R,R6
Transamerica Capital Growth (“Capital Growth”)	A,C,I,I2,R,R6
Transamerica Core Bond (“Core Bond”) (A) (B)	A,C,I,I2,I3,R,R4,R6
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	A,C,I,I2,R6
Transamerica Emerging Markets Opportunities (“Emerging Markets Opportunities”)	I,I2,R6
Transamerica Energy Infrastructure (“Energy Infrastructure”)	A,C,I,I2
Transamerica Floating Rate (“Floating Rate”)	A,C,I,I2
Transamerica Government Money Market (“Government Money Market”)	A,C,I,I2,I3,R2,R4
Transamerica High Yield Bond (“High Yield Bond”)	A,C,I,I2,I3,R,R4,R6
Transamerica High Yield ESG (“High Yield ESG”) (C)	I,I2,R6
Transamerica High Yield Muni (“High Yield Muni”)	A,C,I,I2
Transamerica Inflation Opportunities (“Inflation Opportunities”)	A,C,I,I2,R6
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”)	A,C,I,I2
Transamerica International Equity (“International Equity”)	A,C,I,I2,I3,R,R4,R6
Transamerica International Focus (“International Focus”)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica International Stock (“International Stock”)	A,I,I2,R6
Transamerica International Sustainable Equity (“International Sustainable Equity”) (D)	A,R6
Transamerica Large Cap Value (“Large Cap Value”)	A,C,I,I2,R6
Transamerica Large Core ESG (“Large Core ESG”) (E) (F)	A,I3,R,R4,R6
Transamerica Large Growth (“Large Growth”)	I3,R,R4,R6
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Long Credit (“Long Credit”) (D)	A,I
Transamerica Mid Cap Growth (“Mid Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)	A,C,I,I2,I3,R,R4,R6
Transamerica Multi-Asset Income (“Multi-Asset Income”)	A,C,I,I2
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)	A,C,I,R,R6
Transamerica Short-Term Bond (“Short-Term Bond”) (G)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Growth (“Small Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Value (“Small Cap Value”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)	A,C,I,I2,R6
Transamerica Sustainable Bond (“Sustainable Bond”) (C)	I,I2,R6
Transamerica Sustainable Equity Income (“Sustainable Equity Income”)	A,C,I,I2,R6
Transamerica Sustainable Growth Equity (“Sustainable Growth Equity”) (D)	A,R6
Transamerica UltraShort Bond (“UltraShort Bond”) (D)	A,I
Transamerica Unconstrained Bond (“Unconstrained Bond”)	A,I,I2
Transamerica US Growth (“US Growth”)	A,C,I,I2,R6,T

(A)	Formerly, Transamerica Intermediate Bond.
(B)	Class A, C, and I commenced operations on November 1, 2022.
(C)	Class R6 commenced operations on March 1, 2023.
(D)	Fund commenced operations on March 31, 2023.
(E)	Formerly, Transamerica Large Core.
(F)	Class A and R6 commenced operations on March 1, 2023.
(G)	Transamerica High Quality Bond reorganized into Short-Term Bond on December 9, 2022.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Effective as of March 31, 2021, Government Money Market closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping that includes the Fund as a plan option. Government Money Market will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.

Emerging Markets Debt, Energy Infrastructure, High Yield Muni and Sustainable Growth Equity are “non-diversified” funds, as defined under the 1940 Act.

Great Lakes Advisors LLC (“Great Lakes”) acquired Rothschild & Co Asset Management US Inc. effective as of April 3, 2023 (the Transaction”). TAM entered into a new investment sub-advisory agreement with Great Lakes with respect to Large Cap Value (the fund”) effective upon the closing of the Transaction. An information statement was made available to fund shareholders which provides certain information about the Transaction, the new sub-adviser and the terms of the new sub-advisory agreement. Following the Transaction, TAM continues to serve as the fund’s investment manager and the fund’s investment objective, principal investment strategies, principal risks, management and sub-advisory fee schedules, sub-advisory personnel, investment team and portfolio managers remain the same.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Funds from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

1. ORGANIZATION (continued)

related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. The Funds pay certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Funds are shown as a part of Other expenses within the Statements of Operations and (ii) the expenses payable to State Street for sub-administration services from the Funds are shown as part of Other accrued expenses within the Statements of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statements of Operations. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statements of Assets and Liabilities.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2023, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Emerging Markets Opportunities	$3,811
Energy Infrastructure	77
International Equity	37,178
International Small Cap Value	1,308
International Stock	4,770
Large Cap Value	12,366
Large Growth	432
Large Value Opportunities	5,736
Mid Cap Growth	2,457
Mid Cap Value Opportunities	13,839
Multi-Asset Income	3,336
Multi-Managed Balanced	3,578
Small Cap Value	35,550
Small/Mid Cap Value	12,759
US Growth	3,301

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

Effective September 8, 2022, TAM has been designated as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds’ Board of Trustees. The net asset value of each Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Funds’ investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statements of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statements of Operations. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Athenahealth Group, Inc., Delayed Draw Term Loan	$127,183	$(8,533)
Dermatology Intermediate Holdings III, Inc., Delayed Draw Term Loan	5,568	(26)
VT Topco, Inc., Delayed Draw Term Loan	340	(4)
Total	$133,091	$(8,563)

Unconstrained Bond
Athenahealth, Inc., Delayed Draw Term Loan	$74,049	$(2,601)
ABG Intermediate Holdings 2 LLC	59,461	(854)
Total	$133,510	$(3,455)

Open funded loan participations and assignments at April 30, 2023, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2023, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2023, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2023, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2023.

Repurchase agreements at April 30, 2023, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each applicable Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2023. Funds not listed in the subsequent table did not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Preferred Stocks	$7,068	$—	$—	$—	$7,068
Corporate Debt Securities	917,057	—	—	—	917,057
Total Securities Lending Transactions	$924,125	$—	$—	$—	$924,125
Total Borrowings	$924,125	$—	$—	$—	$924,125

Bond
Securities Lending Transactions
Corporate Debt Securities	$11,792,365	$—	$—	$—	$11,792,365
Total Borrowings	$11,792,365	$—	$—	$—	$11,792,365

Capital Growth
Securities Lending Transactions
Common Stocks	$42,430,148	$—	$—	$—	$42,430,148
Total Borrowings	$42,430,148	$—	$—	$—	$42,430,148

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$15,483,955	$—	$—	$—	$15,483,955
Total Borrowings	$15,483,955	$—	$—	$—	$15,483,955

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$1,399,658	$—	$—	$—	$1,399,658
Foreign Government Obligations	8,709,279	—	—	—	8,709,279
Total Securities Lending Transactions	$10,108,937	$—	$—	$—	$10,108,937
Total Borrowings	$10,108,937	$—	$—	$—	$10,108,937

Emerging Markets Opportunities
Securities Lending Transactions
Common Stocks	$1,833,091	$—	$—	$—	$1,833,091
Total Borrowings	$1,833,091	$—	$—	$—	$1,833,091

Energy Infrastructure
Securities Lending Transactions
Common Stocks	$5,629,883	$—	$—	$—	$5,629,883
Total Borrowings	$5,629,883	$—	$—	$—	$5,629,883

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$129,130,553	$—	$—	$—	$129,130,553
Total Borrowings	$129,130,553	$—	$—	$—	$129,130,553

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

High Yield ESG
Securities Lending Transactions
Corporate Debt Securities	$2,786,903	$—	$—	$—	$2,786,903
Total Borrowings	$2,786,903	$—	$—	$—	$2,786,903

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$264,668	$—	$—	$—	$264,668
Total Borrowings	$264,668	$—	$—	$—	$264,668

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$749,835	$—	$—	$—	$749,835
Total Borrowings	$749,835	$—	$—	$—	$749,835

International Equity
Securities Lending Transactions
Common Stocks	$140,945,903	$—	$—	$—	$140,945,903
Total Borrowings	$140,945,903	$—	$—	$—	$140,945,903

International Focus
Securities Lending Transactions
Common Stocks	$38,761,539	$—	$—	$—	$38,761,539
Total Borrowings	$38,761,539	$—	$—	$—	$38,761,539

International Small Cap Value
Securities Lending Transactions
Common Stocks	$14,558,552	$—	$—	$—	$14,558,552
Total Borrowings	$14,558,552	$—	$—	$—	$14,558,552

International Stock
Securities Lending Transactions
Common Stocks	$8,030,529	$—	$—	$—	$8,030,529
Total Borrowings	$8,030,529	$—	$—	$—	$8,030,529

Large Core ESG
Securities Lending Transactions
Common Stocks	$259,727	$—	$—	$—	$259,727
Exchange-Traded Funds	1,822,194	—	—	—	1,822,194
Total Securities Lending Transactions	$2,081,921	$—	$—	$—	$2,081,921
Total Borrowings	$2,081,921	$—	$—	$—	$2,081,921

Large Growth
Securities Lending Transactions
Common Stocks	$3,654,989	$—	$—	$—	$3,654,989
Total Borrowings	$3,654,989	$—	$—	$—	$3,654,989

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$2,017,285	$—	$—	$—	$2,017,285
Total Borrowings	$2,017,285	$—	$—	$—	$2,017,285

Long Credit
Securities Lending Transactions
Corporate Debt Securities	$59,915	$—	$—	$—	$59,915
Total Borrowings	$59,915	$—	$—	$—	$59,915

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$3,819,104	$—	$—	$—	$3,819,104
Total Borrowings	$3,819,104	$—	$—	$—	$3,819,104

Multi-Asset Income
Securities Lending Transactions
Preferred Stocks	$2,149,703	$—	$—	$—	$2,149,703
Corporate Debt Securities	40,017,305	—	—	—	40,017,305
Total Securities Lending Transactions	$42,167,008	$—	$—	$—	$42,167,008
Total Borrowings	$42,167,008	$—	$—	$—	$42,167,008

Multi-Managed Balanced
Securities Lending Transactions
Corporate Debt Securities	$1,389,933	$—	$—	$—	$1,389,933
Foreign Government Obligations	102,137	—	—	—	102,137
Total Securities Lending Transactions	$1,492,070	$—	$—	$—	$1,492,070
Total Borrowings	$1,492,070	$—	$—	$—	$1,492,070

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$15,380,155	$—	$—	$—	$15,380,155
Total Borrowings	$15,380,155	$—	$—	$—	$15,380,155

Small Cap Value
Securities Lending Transactions
Common Stocks	$471,890	$—	$—	$—	$471,890
Total Borrowings	$471,890	$—	$—	$—	$471,890

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$1,657,459	$—	$—	$—	$1,657,459
Total Borrowings	$1,657,459	$—	$—	$—	$1,657,459

Sustainable Bond
Securities Lending Transactions
Corporate Debt Securities	$528,233	$—	$—	$—	$528,233
Total Borrowings	$528,233	$—	$—	$—	$528,233

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Sustainable Equity Income
Securities Lending Transactions
Common Stocks	$9,673,959	$—	$—	$—	$9,673,959
Total Borrowings	$9,673,959	$—	$—	$—	$9,673,959

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$28,095,591	$—	$—	$—	$28,095,591
Total Borrowings	$28,095,591	$—	$—	$—	$28,095,591

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2023, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2023, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2023. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$11,640	$—	$—	$11,640
Total	$—	$—	$11,640	$—	$—	$11,640

Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$4,763	$—	$—	$—	$—	$4,763
Total	$4,763	$—	$—	$—	$—	$4,763

Capital Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$1,009,529	$—	$—	$—	$1,009,529
Total	$—	$1,009,529	$—	$—	$—	$1,009,529

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$177,939	$—	$—	$—	$177,939
Total	$—	$177,939	$—	$—	$—	$177,939

Emerging Markets Opportunities
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$149,787	$—	$—	$149,787
Total	$—	$—	$149,787	$—	$—	$149,787

Inflation Opportunities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$920,024	$—	$—	$—	$920,024
Total	$—	$920,024	$—	$—	$—	$920,024

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$279,800	$—	$—	$—	$279,800
Total	$—	$279,800	$—	$—	$—	$279,800

Large Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$163,659	$—	$—	$—	$163,659
Total	$—	$163,659	$—	$—	$—	$163,659

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$115,192	$—	$—	$115,192
Total	$—	$—	$115,192	$—	$—	$115,192

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Short-Term Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,951,560	$—	$—	$—	$—	$2,951,560
Total	$2,951,560	$—	$—	$—	$—	$2,951,560

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Emerging Markets Debt
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(37,484)	$—	$—	$—	$(37,484)
Total	$—	$(37,484)	$—	$—	$—	$(37,484)

Inflation Opportunities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(216,359)	$—	$—	$—	$(216,359)
Total	$—	$(216,359)	$—	$—	$—	$(216,359)

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(48,282)	$—	$—	$—	$(48,282)
Total	$—	$(48,282)	$—	$—	$—	$(48,282)

Short-Term Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(282,570)	$—	$—	$—	$—	$(282,570)
Total	$(282,570)	$—	$—	$—	$—	$(282,570)

Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(37,685)	$—	$—	$—	$—	$(37,685)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(115,655)	—	—	—	(115,655)
Total	$(37,685)	$(115,655)	$—	$—	$—	$(153,340)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$11,246	$—	$26,333	$—	$—	$37,579
Total	$11,246	$—	$26,333	$—	$—	$37,579

Bond
Futures contracts	$(14,486)	$—	$—	$—	$—	$(14,486)
Total	$(14,486)	$—	$—	$—	$—	$(14,486)

Capital Growth
Purchased options and swaptions (A)	$—	$(3,080,292)	$—	$—	$—	$(3,080,292)
Total	$—	$(3,080,292)	$—	$—	$—	$(3,080,292)

Core Bond
Futures contracts	$444,358	$—	$—	$—	$—	$444,358
Total	$444,358	$—	$—	$—	$—	$444,358

Emerging Markets Debt
Forward foreign currency contracts	$—	$83,501	$—	$—	$—	$83,501
Total	$—	$83,501	$—	$—	$—	$83,501

Emerging Markets Opportunities
Futures contracts	$—	$—	$(838,655)	$—	$—	$(838,655)
Total	$—	$—	$(838,655)	$—	$—	$(838,655)

Inflation Opportunities
Forward foreign currency contracts	$—	$(1,972,197)	$—	$—	$—	$(1,972,197)
Total	$—	$(1,972,197)	$—	$—	$—	$(1,972,197)

Inflation-Protected Securities
Forward foreign currency contracts	$—	$(577,659)	$—	$—	$—	$(577,659)
Total	$—	$(577,659)	$—	$—	$—	$(577,659)

Large Growth
Purchased options and swaptions (A)	$—	$(313,799)	$—	$—	$—	$(313,799)
Total	$—	$(313,799)	$—	$—	$—	$(313,799)

Multi-Managed Balanced
Futures contracts	$120,493	$—	$471,607	$—	$—	$592,100
Total	$120,493	$—	$471,607	$—	$—	$592,100

Short-Term Bond
Futures contracts	$(4,753,216)	$—	$—	$—	$—	$(4,753,216)
Total	$(4,753,216)	$—	$—	$—	$—	$(4,753,216)

Unconstrained Bond
Futures contracts	$(3,327,896)	$—	$—	$—	$—	$(3,327,896)
Total	$(3,327,896)	$—	$—	$—	$—	$(3,327,896)

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$(11,665)	$—	$(739)	$—	$—	$(12,404)
Total	$(11,665)	$—	$(739)	$—	$—	$(12,404)

Bond
Futures contracts	$27,054	$—	$—	$—	$—	$27,054
Total	$27,054	$—	$—	$—	$—	$27,054

Capital Growth
Purchased options and swaptions (B)	$—	$(18,262,745)	$—	$—	$—	$(18,262,745)
Total	$—	$(18,262,745)	$—	$—	$—	$(18,262,745)

Core Bond
Futures contracts	$(459,694)	$—	$—	$—	$—	$(459,694)
Total	$(459,694)	$—	$—	$—	$—	$(459,694)

Emerging Markets Debt
Forward foreign currency contracts	$—	$165,303	$—	$—	$—	$165,303
Total	$—	$165,303	$—	$—	$—	$165,303

Emerging Markets Opportunities
Futures contracts	$—	$—	$2,031,547	$—	$—	$2,031,547
Total	$—	$—	$2,031,547	$—	$—	$2,031,547

Inflation Opportunities
Forward foreign currency contracts	$—	$302,440	$—	$—	$—	$302,440
Total	$—	$302,440	$—	$—	$—	$302,440

Inflation-Protected Securities
Forward foreign currency contracts	$—	$29,323	$—	$—	$—	$29,323
Total	$—	$29,323	$—	$—	$—	$29,323

Large Growth
Purchased options and swaptions (B)	$—	$(2,935,300)	$—	$—	$—	$(2,935,300)
Total	$—	$(2,935,300)	$—	$—	$—	$(2,935,300)

Multi-Managed Balanced
Futures contracts	$(124,432)	$—	$(182,139)	$—	$—	$(306,571)
Total	$(124,432)	$—	$(182,139)	$—	$—	$(306,571)

Short-Term Bond
Futures contracts	$5,156,932	$—	$—	$—	$—	$5,156,932
Total	$5,156,932	$—	$—	$—	$—	$5,156,932

Unconstrained Bond
Futures contracts	$2,101,352	$—	$—	$—	$—	$2,101,352
Forward foreign currency contracts	—	(115,655)	—	—	—	(115,655)
Total	$2,101,352	$(115,655)	$—	$—	$—	$1,985,697

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2023.

	Balanced II	Bond	Capital Growth	Core Bond	Emerging Markets Debt
Options:
Average value of option contracts purchased	$—	$—	$5,271,278	$—	$—
Futures contracts:
Average notional value of contracts — long	474,193	139,139	—	—	—
Average notional value of contracts — short	(89,259)	—	—	(3,715,364)	—
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	—	—	11,921,680
Average contract amounts sold — in USD	—	—	—	—	12,452,345

	Emerging Markets Opportunities	Inflation Opportunities	Inflation- Protected Securities	Large Growth	Multi- Managed Balanced
Options:
Average value of option contracts purchased	$—	$—	$—	$860,268	$—
Futures contracts:
Average notional value of contracts — long	29,096,454	—	—	—	6,361,275
Average notional value of contracts — short					(952,097)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	230,796	—	—
Average contract amounts sold — in USD	—	29,863,779	9,537,224	—	—

	Short-Term Bond	Unconstrained Bond
Futures contracts:
Average notional value of contracts — long	$262,673,960	$70,948,367
Average notional value of contracts — short	(10,403,855)	(1,665,932)
Forward foreign currency exchange contracts:
Average contract amounts sold — in USD	—	2,987,980

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2023. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Capital Growth
Goldman Sachs International	$1,052	$—	$(1,052)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	809,380	—	(809,380)	—	—	—	—	—
Standard Chartered Bank	199,097	—	(199,097)	—	—	—	—	—

Total	$1,009,529	$—	$(1,009,529)	$—	$—	$—	$—	$—

Emerging Markets Debt
Credit Agricole	$58,178	$—	$(58,178)	$—	$—	$—	$—	$—
Goldman Sachs Bank	107,454	(28,047)	—	79,407	28,047	(28,047)	—	—
HSBC Bank USA	—	—	—	—	2,689	—	—	2,689
Morgan Stanley Capital Services, Inc.	12,307	(6,748)	—	5,559	6,748	(6,748)	—	—

Total	$177,939	$(34,795)	$(58,178)	$84,966	$37,484	$(34,795)	$—	$2,689

Inflation Opportunities
JPMorgan Securities LLC	$920,024	$(216,359)	$—	$703,665	$216,359	$(216,359)	$—	$—

Total	$920,024	$(216,359)	$—	$703,665	$216,359	$(216,359)	$—	$—

Inflation-Protected Securities
JPMorgan Securities LLC	$279,800	$(48,282)	$—	$231,518	$48,282	$(48,282)	$—	$—

Total	$279,800	$(48,282)	$—	$231,518	$48,282	$(48,282)	$—	$—

Large Growth
Goldman Sachs International	$138	$—	$(138)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	126,690	—	(126,690)	—	—	—	—	—
Standard Chartered Bank	36,831	—	(36,831)	—	—	—	—	—

Total	$163,659	$—	$(163,659)	$—	$—	$—	$—	$—

Unconstrained Bond
JPMorgan Securities LLC	$—	$—	$—	$—	$115,655	$—	$—	$115,655
Other Derivatives (C)	—	—	—	—	37,685	—	—	37,685

Total	$—	$—	$—	$—	$153,340	$—	$—	$153,340

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of a Fund’s securities and assets fall, the value of your investment in a Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Asset allocation risk: A Fund’s investment performance is significantly impacted by a Fund’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes and select a mix of underlying funds may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect. The available underlying funds selected by the sub-adviser may underperform the market or similar funds.

Convertible securities risk: Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by a Fund or a counterparty to a financial contract with a Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, a Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on a Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to a Fund. In certain cases, a Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. A Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on a Fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to a Fund’s use of derivatives. It is not currently clear what impact, if any, the rule will have on the availability, liquidity or performance of derivatives. The rule may not be effective to limit the risk of loss from derivatives.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by a Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. A Fund’s emphasis on dividend paying stocks could cause a Fund’s share price and total return to fluctuate more than, or cause a Fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as a Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.

Energy sector risk: Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, economic sanctions, weather events, world events and economic conditions likewise will affect the performance of companies in these industries. Such events and related conditions may lead to disputes among oil-producing countries and potential limits on the production of crude oil, leading to increased volatility in the energy sector.

Environmental, social and governance (“ESG”) investing risk: Applying ESG criteria to the sub-adviser’s investment analysis for a Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, a Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact a Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact a Fund’s investment performance. The relevance and weightings of ESG criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s ESG practices, or the sub-adviser’s assessment of such practices, may change over time. A Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The sub-adviser’s ESG assessment of a company may differ from that of other funds or investors. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of ESG criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its ESG strategy.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a Fund not receiving proceeds from the sale of a loan for an extended period. As a result, a Fund may be subject to greater “Liquidity” risk than a Fund that does not invest in floating rate loans and a Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Government money market fund risk: Transamerica Government Money Market operates as a “government” money market fund under applicable federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for a Fund.

Industry concentration risk: A Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, a Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Large capitalization companies risk: A Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on a Fund, issuers of instruments in which a Fund invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on a Fund or a Fund’s investments cannot yet be determined.

Liquidity risk: A Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate environments. If a Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, a Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a Fund to sell. This may prevent a Fund from limiting losses.

Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. Energy and natural resources MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of a Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose a Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for a Fund.

Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact a Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, a Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Repurchase agreements risk: In a repurchase agreement, a Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from a Fund at a later date, and at a specified price. The securities purchased serve as a Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a Fund is entitled to sell the securities, but a Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that a Fund will not have a right to the securities, or the immediate right to sell the securities.

Small and medium capitalization companies risk: A Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for a Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, a Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact a Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact a Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the subadviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. A Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. A Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its sustainability strategy.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to Balanced II, Bond, Core Bond, Floating Rate, High Yield Bond, High Yield ESG, Long Credit, Multi-Managed Balanced, Short-Term Bond, Sustainable Bond and UltraShort Bond, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the applicable Funds, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

With respect to Sustainable Equity Income, TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, AAM UK, TFS and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2023, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Balanced II	$104,581,689	100.00%
Bond	465,235,126	30.20
Capital Growth	32,940,042	2.47
Core Bond	2,413,131,919	96.50
Emerging Markets Debt	74,121,331	25.96
Emerging Markets Opportunities	815,523,471	91.42
Energy Infrastructure	42,754,191	30.97
Floating Rate	53,579,609	28.95
Government Money Market	241,888,952	48.08
High Yield Bond	487,172,248	40.92
High Yield ESG	19,727,995	54.52
High Yield Muni	10,162	0.01
Inflation Opportunities	112,366,773	81.80
Inflation-Protected Securities	78,119,566	100.00
Intermediate Muni	10,638	0.00	(A)
International Equity	1,120,286,285	23.74
International Focus	882,534,470	95.36
International Small Cap Value	340,006,486	54.55
International Stock	148,190,405	84.70

Fund	Account Balance	Percentage of Net Assets
International Sustainable Equity	$5,143,016	100.00%
Large Cap Value	1,368,556,100	84.16
Large Core ESG	161,867,657	96.77
Large Growth	395,528,277	97.38
Large Value Opportunities	319,154,261	98.94
Long Credit	10,034,626	100.00
Mid Cap Growth	334,393,871	91.78
Mid Cap Value Opportunities	329,772,652	24.25
Multi-Asset Income	16,072	0.00	(A)
Multi-Managed Balanced	23,235,673	2.10
Short-Term Bond	329,242,684	9.09
Small Cap Growth	52,548,727	36.28
Small Cap Value	284,313,711	89.38
Small/Mid Cap Value	61,743,879	8.47
Sustainable Bond	21,727,307	99.98
Sustainable Equity Income	229,003,358	84.41
Sustainable Growth Equity	4,951,582	99.92
UltraShort Bond	25,089,911	99.98
Unconstrained Bond	679,483,893	93.36
US Growth	736,676,720	39.48

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Capital Growth
First $1.5 billion	0.7075
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $5 billion	0.6300
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
Core Bond (A)
First $2 billion	0.3800
Over $2 billion up to $3.5 billion	0.3650
Over $3.5 billion up to $5 billion	0.3600
Over $5 billion	0.3550
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100
Emerging Markets Opportunities
First $250 million	0.8300
Over $250 million up to $500 million	0.8000
Over $500 million	0.7500
Energy Infrastructure
First $250 million	1.0540
Over $250 million up to $500 million	1.0400
Over $500 million up to $1 billion	0.9600
Over $1 billion up to $2 billion	0.8500
Over $2 billion	0.8000
Floating Rate (B)
Effective March 1, 2023
First $100 million	0.4900
Over $100 million up to $200 million	0.4850
Over $200 million up to $1 billion	0.4800
Over $1 billion up to $1.5 billion	0.4700
Over $1.5 billion up to $2 billion	0.4600
Over $2 billion	0.4500
Prior to March 1, 2023
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Government Money Market
First $1 billion	0.2400
Over $1 billion up to $3 billion	0.2200
Over $3 billion	0.2100
High Yield Bond (C)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
High Yield ESG (C)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200

Fund	Rate
High Yield Muni
First $500 million	0.5400%
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $250 million	0.4900
Over $250 million up to $1 billion	0.4300
Over $1 billion	0.3800
Inflation Protected-Securities
First $750 million	0.3800
Over $750 million	0.3700
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825
International Equity
First $250 million	0.7700
Over $250 million up to $1 billion	0.7400
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion up to $8 billion	0.6800
Over $8 billion	0.6600
International Focus (B)
First $500 million	0.7700
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million	0.9300
Over $750 million up to $1 billion	0.8800
Over $1 billion	0.8400
International Stock
First $500 million	0.7000
Over $500 million up to $1 billion	0.6800
Over $1 billion up to $2 billion	0.6700
Over $2 billion up to $3 billion	0.6400
Over $3 billion	0.6300
International Sustainable Equity
First $500 million	0.5500
Over $500 million up to $1 billion	0.5300
Over $1 billion up to $2 billion	0.5200
Over $2 billion up to $3 billion	0.5100
Over $3 billion	0.5000
Large Cap Value (D)
First $1 billion	0.5940
Over $1 billion up to $2 billion	0.5800
Over $2 billion up to $3 billion	0.5600
Over $3 billion	0.5400
Large Core ESG
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Large Growth
First $1 billion	0.6500%
Over $1 billion up to $1.5 billion	0.6350
Over $1.5 billion up to $2 billion	0.6150
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
Large Value Opportunities
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Long Credit
First $1 billion	0.4500
Over $1 billion	0.4400
Mid Cap Growth
First $200 million	0.7050
Over $200 million up to $1 billion	0.6850
Over $1 billion	0.6700
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
Multi-Asset Income
First $500 million	0.5740
Over $500 million up to $1 billion	0.5700
Over $1 billion up to $1.5 billion	0.5450
Over $1.5 billion up to $2 billion	0.5350
Over $2 billion	0.5150
Multi-Managed Balanced
First $500 million	0.6100
Over $500 million up to $1 billion	0.5900
Over $1 billion up to $1.5 billion	0.5600
Over $1.5 billion up to $2 billion	0.5500
Over $2 billion up to $5 billion	0.5200
Over $5 billion	0.5000
Short-Term Bond
First $250 million	0.4200
Over $250 million up to $500 million	0.3900
Over $500 million up to $1 billion	0.3700
Over $1 billion	0.3600
Small Cap Growth
First $300 million	0.8700
Over $300 million	0.8300
Small Cap Value
First $300 million	0.8000
Over $300 million up to $800 million	0.7500
Over $800 million	0.7100

Fund	Rate
Small/Mid Cap Value
First $100 million	0.7900%
Over $100 million up to $350 million	0.7800
Over $350 million up to $500 million	0.7700
Over $500 million up to $750 million	0.7500
Over $750 million up to $1 billion	0.7450
Over $1 billion up to $1.5 billion	0.6900
Over $1.5 billion up to $2 billion	0.6800
Over $2 billion	0.6700
Sustainable Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Sustainable Equity Income (D)
First $500 million	0.6630
Over $500 million up to $1 billion	0.5800
Over $1 billion up to $1.5 billion	0.5500
Over $1.5 billion	0.5300
Sustainable Growth Equity
First $500 million	0.4800
Over $500 million up to $1 billion	0.4700
Over $1 billion up to $2 billion	0.4600
Over $2 billion	0.4500
UltraShort Bond
First $1 billion	0.1700
Over $1 billion	0.1600
Unconstrained Bond
First $500 million	0.6500
Over $500 million up to $1 billion	0.6400
Over $1 billion up to $2 billion	0.6200
Over $2 billion	0.6100
US Growth
First $500 million	0.6800
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500

(A)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2025.
(B)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.
(C)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2024.
(D)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2024.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses (with exception to Intermediate Muni and Multi-Asset Income), interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)		Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.63%		0.66%
Class R	1.10
Bond
Class A	0.93
Class C	1.59		1.60
Class I	0.50
Class I2, Class R6	0.50		0.52
Class R	1.18
Capital Growth
Class A	1.16
Class C	1.90
Class I	0.83
Class I2	0.78
Class R	1.41
Class R6	0.74
Core Bond
Class A (D)	0.85	(E)
Class C (D)	1.60	(E)
Class I (D)	0.56	(E)
Class I2	0.47		0.50
Class I3, Class R6	0.46
Class R	1.00
Class R4	0.65
Emerging Markets Debt
Class A	1.25
Class C	1.97		2.00
Class I	0.85
Class I2, Class R6	0.82		0.85
Emerging Markets Opportunities
Class I	0.98
Class I2, Class R6	0.95
Energy Infrastructure
Class A	1.60
Class C	2.35
Class I	1.31		1.35
Class I2	1.21		1.25
Floating Rate
Class A	0.97	(E)	1.05
Class C	1.72	(E)	1.80
Class I	0.72	(E)	0.80
Class I2	0.65	(E)	0.80

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Government Money Market
Class A	0.73%
Class C	1.48
Class I, Class I2, Class I3	0.38
Class R2	0.80
Class R4	0.50
High Yield Bond
Class A	1.05	1.09%
Class C	1.77	1.85
Class I	0.75	0.79
Class I2, Class I3, Class R6	0.65	0.67
Class R	1.10
Class R4	0.85
High Yield ESG
Class I	0.85
Class I2, Class R6 (F)	0.75
High Yield Muni
Class A	1.01
Class C	1.76
Class I	0.76
Class I2	0.73
Inflation Opportunities
Class A	1.00
Class C	1.71
Class I	0.65
Class I2, Class R6	0.64
Inflation-Protected Securities
Class I3	0.53
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85
Class C	1.54
Class I	0.49
Class I2	0.51	0.60

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)		Prior Operating Expense Limit (B) (C)
International Equity
Class A	1.25%
Class C	1.96		2.00%
Class I	0.89		1.00
Class I2, Class I3, Class R6	0.80		0.90
Class R	1.40
Class R4	1.15
International Focus
Class A	1.20	(E)
Class I	0.97	(E)	1.05
Class I2	0.87		0.95
Class R6	0.87	(E)
International Small Cap Value
Class I	1.16
Class I2	1.06		1.12
International Stock
Class A	1.25
Class I	1.00
Class I2	0.89		0.95
Class R6	0.92
International Sustainable Equity
Class A (G)	1.10	(E)
Class R6 (G)	0.70	(E)
Large Cap Value
Class A	1.05		1.09
Class C	1.81		1.83
Class I	0.77
Class I2	0.67		0.72
Class R6	0.67
Large Core ESG
Class A (F)	1.00	(E)
Class I3	0.57	(E)	0.65
Class R	1.15	(E)
Class R4	0.81	(E)
Class R6 (F)	0.57	(E)
Large Growth
Class I3, Class R6	0.74
Class R	1.25
Class R4	0.90
Large Value Opportunities
Class I3	0.65
Class R	1.00
Class R4	0.75
Long Credit
Class A (G)	1.03	(E)
Class I (G)	0.67	(E)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Mid Cap Growth
Class A	1.28%	1.30%
Class C	1.99
Class I	0.92	0.98
Class I2, Class I3, Class R6	0.82	0.85
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A	1.20
Class C	1.91	1.95
Class I, Class R4	0.90
Class I2, Class I3, Class R6	0.80
Class R	1.25
Multi-Asset Income
Class A	1.09	1.12
Class C	1.81	1.87
Class I	0.72
Class I2	0.73	0.83
Multi-Managed Balanced
Class A	1.02	1.09
Class C	1.78	1.84
Class I	0.79	0.83
Class R	1.34
Class R6	0.70
Short-Term Bond
Class A	0.76	0.84
Class C	1.54	1.56
Class I	0.56	0.57
Class I2, Class R6	0.46	0.50
Class I3 (H)	0.51
Class R (H)	1.00
Class R4 (H)	0.65
Small Cap Growth
Class A	1.40
Class C	2.13
Class I	1.10
Class I2, Class I3, Class R6	1.00
Class R	1.54	1.55
Class R4	1.15
Small Cap Value
Class A	1.29	1.30
Class C	2.05
Class I	0.99	1.05
Class I2, Class I3, Class R6	0.89	0.95
Class R	1.40	1.50
Class R4	1.10

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)		Prior Operating Expense Limit (B) (C)
Small/Mid Cap Value
Class A	1.26%		1.30%
Class C	2.02
Class I	0.97
Class I2	0.88		0.90
Class R6	0.88
Sustainable Bond
Class I	0.50
Class I2, Class R6 (F)	0.45
Sustainable Equity Income
Class A	1.07		1.09
Class C	1.90
Class I	0.88		0.90
Class I2, Class R6	0.78		0.80
Sustainable Growth Equity
Class A (G)	0.95	(E)
Class R6 (G)	0.55	(E)
UltraShort Bond
Class A (G)	0.69	(E)
Class I (G)	0.35	(E)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Unconstrained Bond
Class A	1.09%	1.20%
Class I	0.85	0.95
Class I2	0.75	0.85
US Growth
Class A	1.09	1.16
Class C	1.86
Class I	0.84	0.86
Class I2	0.74	0.76
Class R6	0.73
Class T	0.77	0.79

(A)	Current operating expense limit is effective through March 1, 2024, unless otherwise noted.
(B)	Prior operating expense limit was effective through March 1, 2023.
(C)	No rate displayed indicates no change to the operating expense limit during the period.
(D)	Class commenced operations on November 1, 2022.
(E)	Current operating expense limit is effective through March 1, 2025.
(F)	Class commenced operations on March 1, 2023.
(G)	Class commenced operations on April 1, 2023.
(H)	Class commenced operations on December 9, 2022.

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended April 30, 2023, the balances available for recapture by TAM for each Fund are as follows. Funds and/or classes not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables:

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
Bond
Class A	$—	$—	$—	$1,102	$1,102
Class I	389,405	428,066	403,265	188,779	1,409,515
Capital Growth
Class A	—	—	—	150,335	150,335
Class C	—	—	—	94,167	94,167
Class I	—	—	230,011	202,803	432,814
Class I2	—	—	—	78	78
Class R	—	—	—	1	1
Class R6	—	—	1,322	4,086	5,408

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
Core Bond
Class A (B)	$—	$—	$—	$73	$73
Class R4	17,645	28,500	30,309	12,402	88,856
Emerging Markets Debt
Class A	—	—	10,563	7,145	17,708
Class I	—	—	12,591	19,108	31,699
Energy Infrastructure
Class A	—	—	—	4,594	4,594
Class C	5,581	5,296	2,360	1,356	14,593
Class I	—	—	—	6,201	6,201
Class I2	—	—	—	7,260	7,260

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2020 (A)	2021	2022	2023		Total
Floating Rate
Class A	$16,914	$18,775	$8,058	$7,974		$51,721
Class C	14,498	15,303	7,734	6,807		44,342
Class I	54,585	104,598	57,134	55,254		271,571
Class I2	—	—	—	5,726		5,726
High Yield Bond
Class A	—	—	—	867		867
Class C	—	—	—	142		142
Class R	23,421	18,706	1,457	1,278		44,862
Class R4	10,866	40,351	4,139	4,152		59,508
High Yield ESG
Class I	2,530	7,401	4,296	991		15,218
Class I2	50,019	135,253	84,447	33,841		303,560
Class R6 (C)	—	—	—	3		3
High Yield Muni
Class A	—	3,157	13,266	7,659		24,082
Class C	1,606	3,475	2,698	2,169		9,948
Class I	44,659	46,412	47,178	30,474		168,723
Class I2	—	—	—	0	(D)	0	(D)
Inflation Opportunities
Class A	—	—	1,297	380		1,677
Class C	—	—	—	337		337
Class I	3,089	8,821	10,911	5,025		27,846
Class I2	—	—	—	13,485		13,485
Class R6	—	—	—	18		18
Inflation-Protected Securities
Class I3	—	—	—	12,562		12,562
Class R	866	1,420	1,748	2,135		6,169
Class R4	1,393	1,629	1,171	718		4,911
Intermediate Muni
Class C	—	—	—	7,651		7,651
Class I	649,608	1,202,647	1,249,847	543,840		3,645,942
Class I2	—	—	—	0	(D)	0	(D)
International Equity
Class A	45,852	171,304	328,705	380,884		926,745
International Focus
Class A	447	867	1,406	802		3,522
Class I	21	73	43	—		137
International Stock
Class A	—	—	1,605	—		1,605
Class I	32	31	64	10		137
International Sustainable Equity
Class A (E)	—	—	—	19		19
Class R6 (E)	—	—	—	8,831		8,831
Large Core ESG
Class A (C)	—	—	—	2		2
Class I3	—	—	—	61,556		61,556
Class R	—	—	—	305		305
Class R4	—	—	—	990		990
Class R6 (C)	—	—	—	1		1
Large Growth
Class R4	10,809	24,409	19,200	5,852		60,270

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
Large Value Opportunities
Class R	$—	$—	$—	$2,856	$2,856
Class R4	1,259	756	569	696	3,280
Long Credit
Class A (E)	—	—	—	11	11
Class I (E)	—	—	—	11,001	11,001
Mid Cap Growth
Class C	—	—	128	427	555
Class R4	171	181	110	57	519
Mid Cap Value Opportunities
Class A	10,086	4,610	974	2,526	18,196
Class C	—	—	—	146	146
Class R	—	—	—	1,659	1,659
Class R4	43,589	99,140	104,004	36,116	282,849
Multi-Asset Income
Class I	72,476	86,111	99,778	30,631	288,996
Small Cap Growth
Class A	—	—	2,217	6,524	8,741
Class C	—	—	642	1,340	1,982
Class I	—	—	2,913	3,458	6,371
Class I2	—	—	—	13,056	13,056
Class I3	—	—	—	4,111	4,111
Class R	—	—	—	639	639
Class R4	49	136	194	101	480
Class R6	—	—	—	1,032	1,032
Small Cap Value
Class A	—	—	—	827	827
Class I	—	—	—	1,118	1,118
Class I2	—	—	—	26,197	26,197
Class I3	—	—	—	1,679	1,679
Class R	—	—	—	366	366
Class R4	85	26	21	32	164
Class R6	—	—	—	481	481
Sustainable Bond
Class I	2,975	7,867	5,913	2,974	19,729
Class I2	68,899	177,809	127,637	66,321	440,666
Class R6 (C)	—	—	—	11	11
Sustainable Equity Income
Class A	—	—	—	3,572	3,572
Class C	184	1,294	639	412	2,529
Class I	—	—	—	167	167
Class I2	—	—	—	12,256	12,256
Class R6	—	—	—	90	90
Sustainable Growth Equity
Class A (E)	—	—	—	21	21
Class R6 (E)	—	—	—	9,193	9,193
UltraShort Bond
Class A (E)	—	—	—	5	5
Class I (E)	—	—	—	9,915	9,915
US Growth
Class C	—	—	—	881	881

(A)	For the six-month period of May 1, 2020 through October 31, 2020.
(B)	Commenced operations on November 1, 2022.
(C)	Commenced operations on March 1, 2023.
(D)	Rounds to less than $1 or $(1).
(E)	Commenced operations on March 31, 2023.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Government Money Market: TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that Government Money Market will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in “Expenses waived and/or reimbursed,” and amounts recaptured by TAM under the voluntary yield waiver are included in “Recapture of previously waived and/or reimbursed fees,” in each case included in Government Money Market’s Statements of Operations included in this shareholder report. The actual expense ratio of each class of Government Money Market, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. For the period ended April 30, 2023,TAM contributed additional amounts to Government Money Market in connection with the maintenance of the yield, and these amounts are reflected as Contributions from affiliate within the Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

For the 36-month period ended April 30, 2023, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2020	2021	2022	2023	Total
Class A	$329,815	$861,188	$294,623	$—	$1,485,626
Class C	23,256	44,085	12,485	—	79,826
Class I	28,926	89,234	27,018	—	145,178
Class I2	7,847	11,874	3,419	—	23,140
Class I3	106,901	174,055	58,843	—	339,799
Class R2	1,384,068	2,314,197	239,724	—	3,937,989
Class R4	144,946	185,733	41,957	—	372,636

As of April 30, 2023, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available
	2020	2021	2022	2023	Total
Class A	$241,970	$742,230	$1,556,035	$—	$2,540,235
Class C	17,127	44,082	58,793	—	120,002
Class I	17,696	64,155	179,740	—	261,591
Class I2	2,819	9,918	23,404	—	36,141
Class I3	40,120	144,872	485,645	—	670,637
Class R2	1,383,836	2,269,319	590,630	—	4,243,785
Class R4	16,964	113,678	554,358	—	685,000

For the 36-month period ended April 30, 2023, the amounts waived from financial intermediaries are as follows:

	Amounts Waived
	2020 (A)	2021 (A)	2022 (A)	2023 (A)	Total
Class A	$386,251	$834,825	$632,929	$235,291	$2,089,296
Class C	104,284	129,367	98,168	32,713	364,532
Class I	2,194	—	12,197	6,165	20,556
Class R2	1,756,457	1,289,238	317,789	123,417	3,486,901
Class R4	157,965	191,958	186,607	46,158	582,688

(A)	Not subject to recapture.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended April 30, 2023, the amounts waived by TAM due to the operating expense limitation are as follows:

	Amounts Waived
	2020	2021	2022	2023	Total
Class C	$288	$591	$—	$—	$879
Class I	10,710	22,106	8,605	889	42,310
Class R2	534,722	112,397	—	384	647,503
Class R4	61,155	48,230	45,788	15,446	170,619

As of April 30, 2023, the balances available for recapture by TAM due to the operating expense limitation are as follows:

	Amounts Available
	2020	2021	2022	2023	Total
Class I	$4,043	$22,106	$8,605	$889	$35,643
Class R2	533,949	112,397	—	384	646,730
Class R4	61,155	48,230	45,788	15,446	170,619

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6 and Class T.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2024
Intermediate Muni	0.10	0.25	March 1, 2024

On three occasions during the year ended October 31, 2022, TCI, the Funds’ distributor/principal underwriter, returned to Class A, Class C, Class R and/or Class R3 of applicable Funds certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within each applicable Fund’s Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge and Class T shares are subject to an initial sales charge on certain share redemptions. For the period ended April 30, 2023, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Bond
Class A	$23,668	$723
Class C	—	560

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Capital Growth
Class A	$383,068	$17,152
Class C	—	10,892

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Core Bond
Class A	$1,287	$—
Emerging Markets Debt
Class A	79	—
Energy Infrastructure
Class A	11,858	56
Class C	—	345
Floating Rate
Class A	3,376	—
Class C	—	1,792
Government Money Market
Class C	—	653
High Yield Bond
Class A	28,169	832
Class C	—	228
High Yield Muni
Class A	2,225	786
Class C	—	129
Inflation Opportunities
Class A	53	—
Class C	—	128
Intermediate Muni
Class A	40,703	35,579
Class C	—	2,605
International Equity
Class A	25,290	—
Class C	—	625
International Focus
Class A	1,097	—
International Stock
Class A	15	—
Large Cap Value
Class A	54,473	—
Class C	—	615

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Mid Cap Growth
Class A	$11,550	$—
Class C	—	4
Mid Cap Value Opportunities
Class A	48,878	—
Class C	—	1,481
Multi-Asset Income
Class A	257,833	1,722
Class C	—	5,064
Multi-Managed Balanced
Class A	129,780	3,420
Class C	—	6,719
Short-Term Bond
Class A	54,062	20,845
Class C	—	4,732
Small Cap Growth
Class A	7,951	—
Class C	—	75
Small Cap Value
Class A	2,997	—
Class C	—	6
Small/Mid Cap Value
Class A	63,376	—
Class C	—	2,607
Sustainable Equity Income
Class A	2,894	436
Class C	—	68
Sustainable Growth Equity
Class A	222	—
Unconstrained Bond
Class A	2,678	—
US Growth
Class A	102,279	345
Class C	—	1,610

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

On April 18, 2022, TFS, the Funds’ transfer agent, returned to Class I of applicable Funds certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as a “Contributions from affiliate” within each applicable Fund’s Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2023, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$1,658	$263
Bond	541,556	97,039
Capital Growth	1,012,898	177,304
Core Bond	90,212	14,281
Emerging Markets Debt	102,874	17,304
Emerging Markets Opportunities	38,265	6,080
Energy Infrastructure	53,116	7,783
Floating Rate	77,177	11,021
Government Money Market	106,098	16,794
High Yield Bond	366,486	58,335
High Yield ESG	1,823	285
High Yield Muni	53,491	11,579
Inflation Opportunities	10,732	1,664
Inflation-Protected Securities	2,660	410
Intermediate Muni	626,408	103,545
International Equity	1,972,581	322,829
International Focus	38,095	5,984
International Small Cap Value	146,315	23,875
International Stock	7,307	1,127
International Sustainable Equity	31	29

Fund	Fees Paid to TFS	Fees Due to TFS
Large Cap Value	$170,080	$25,138
Large Core ESG	4,176	662
Large Growth	12,166	1,839
Large Value Opportunities	9,852	1,509
Long Credit	788	786
Mid Cap Growth	25,377	4,032
Mid Cap Value Opportunities	432,207	67,930
Multi-Asset Income	337,683	51,505
Multi-Managed Balanced	447,225	73,841
Short-Term Bond	1,411,392	231,820
Small Cap Growth	30,514	4,794
Small Cap Value	28,780	3,923
Small/Mid Cap Value	430,435	70,074
Sustainable Bond	1,179	188
Sustainable Equity Income	23,673	3,683
Sustainable Growth Equity	30	28
UltraShort Bond	1,967	1,965
Unconstrained Bond	50,079	7,674
US Growth	623,743	99,348

Deferred compensation plan: Effective September 23, 2021, the Board approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by each series of the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2023, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s).

For the period ended April 30, 2023, brokerage commissions are as follows. Funds not listed in the subsequent table do not have brokerage commissions during the period.

Fund	Commissions
Capital Growth	$2,998

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Funds and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2023, the Funds engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows. Funds not listed in the subsequent table did not have 17a-7 transactions during the period.

Fund	Purchases	Sales	Net Realized Gains (Losses)
Emerging Markets Opportunities	$—	$293,983	$(16,372)

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$11,994,458	$3,075,524	$14,370,573	$3,014,712
Bond	212,695,751	287,565,943	190,071,811	113,284,543
Capital Growth	137,408,618	—	363,201,816	—
Core Bond	313,851,426	186,775,753	288,285,120	196,927,442
Emerging Markets Debt	260,253,270	—	195,460,148	—
Emerging Markets Opportunities	297,943,818	—	359,688,875	—
Energy Infrastructure	5,882,180	—	10,739,952	—
Floating Rate	33,296,647	—	36,190,351	—
High Yield Bond	133,138,494	—	113,533,570	—
High Yield ESG	3,355,293	—	3,967,261	—
High Yield Muni	11,523,579	—	34,117,733	—
Inflation Opportunities	15,630,529	17,905,413	5,785,472	13,908,305
Inflation-Protected Securities	1,213,393	9,104,502	3,388,770	16,997,615
Intermediate Muni	390,123,500	21,888,536	544,464,333	46,189,422
International Equity	289,423,250	—	736,659,754	—
International Focus	204,845,570	—	308,491,507	—
International Small Cap Value	36,886,024	—	131,941,736	—
International Stock	30,038,791	—	43,004,220	—
International Sustainable Equity	4,840,239	—	37,943	—
Large Cap Value	164,816,136	—	511,732,039	—
Large Core ESG	88,975,221	—	95,559,216	—
Large Growth	70,369,603	—	112,910,741	—
Large Value Opportunities	183,594,505	—	200,780,194	—
Long Credit	9,388,312	1,035,845	101,083	686,135
Mid Cap Growth	155,515,093	—	94,391,707	—
Mid Cap Value Opportunities	273,757,848	—	351,558,461	—
Multi-Asset Income	118,098,857	—	104,729,667	—
Multi-Managed Balanced	128,641,863	30,795,308	195,615,160	31,480,475
Short-Term Bond	913,370,642	286,090,014	875,157,855	345,822,674
Small Cap Growth	34,176,856	—	46,543,468	—
Small Cap Value	53,053,789	—	146,398,513	—
Small/Mid Cap Value	119,515,933	—	157,495,037	—
Sustainable Bond	906,895	1,747,180	2,204,244	33,871
Sustainable Equity Income	15,502,501	—	30,149,403	—
Sustainable Growth Equity	4,962,595	—	100,809	—
UltraShort Bond	6,743,105	—	37,929	—
Unconstrained Bond	126,160,737	101,416,369	69,133,418	163,820,961
US Growth	390,821,256	—	308,745,442	—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal period exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the period ended April 30, 2023, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

As of April 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$95,913,170	$21,962,631	$(4,296,589)	$17,666,042
Bond	1,726,911,522	7,485,148	(125,467,087)	(117,981,939)
Capital Growth	1,935,236,105	120,956,421	(677,991,850)	(557,035,429)
Core Bond	3,154,453,326	10,502,494	(107,621,931)	(97,119,437)
Emerging Markets Debt	310,051,064	4,644,694	(22,040,728)	(17,396,034)
Emerging Markets Opportunities	983,632,285	44,606,328	(182,990,043)	(138,383,715)
Energy Infrastructure	113,728,227	33,910,082	(4,646,942)	29,263,140
Floating Rate	191,940,268	617,589	(13,448,786)	(12,831,197)
Government Money Market	512,785,432	—	—	—
High Yield Bond	1,480,819,611	7,531,501	(175,641,093)	(168,109,592)
High Yield ESG	39,058,494	217,227	(2,077,308)	(1,860,081)
High Yield Muni	118,131,971	384,002	(17,370,574)	(16,986,572)
Inflation Opportunities	145,758,671	1,701,224	(10,306,800)	(8,605,576)
Inflation-Protected Securities	83,360,209	706,083	(5,427,416)	(4,721,333)
Intermediate Muni	1,414,679,092	11,059,435	(87,051,827)	(75,992,392)
International Equity	4,117,180,251	951,522,835	(267,417,640)	684,105,195
International Focus	792,686,355	175,908,985	(25,326,193)	150,582,792
International Small Cap Value	553,210,519	139,398,860	(59,901,089)	79,497,771
International Stock	157,272,936	24,591,266	(3,629,932)	20,961,334
International Sustainable Equity	4,802,512	185,218	(53,120)	132,098
Large Cap Value	1,353,220,092	316,691,798	(45,028,150)	271,663,648
Large Core ESG	137,202,457	36,932,699	(4,864,558)	32,068,141
Large Growth	367,155,064	99,147,470	(68,797,718)	30,349,752
Large Value Opportunities	303,030,952	34,748,183	(15,242,975)	19,505,208
Long Credit	9,910,199	36,400	(43,167)	(6,767)
Mid Cap Growth	360,651,578	27,889,970	(27,673,641)	216,329
Mid Cap Value Opportunities	1,243,546,874	200,129,611	(76,713,394)	123,416,217
Multi-Asset Income	699,778,246	56,311,373	(44,929,225)	11,382,148
Multi-Managed Balanced	942,859,281	294,048,397	(45,191,787)	248,856,610
Short-Term Bond	3,752,786,936	15,366,611	(113,791,040)	(98,424,429)
Small Cap Growth	118,585,683	38,041,286	(11,450,620)	26,590,666
Small Cap Value	293,441,880	54,025,783	(29,247,869)	24,777,914
Small/Mid Cap Value	606,015,743	164,410,856	(41,925,722)	122,485,134
Sustainable Bond	26,357,170	45,173	(2,966,879)	(2,921,706)
Sustainable Equity Income	269,321,823	29,576,418	(18,049,770)	11,526,648
Sustainable Growth Equity	4,851,189	122,509	(158,398)	(35,889)
UltraShort Bond	25,014,377	8,418	(12,821)	(4,403)
Unconstrained Bond	733,769,848	4,648,763	(20,750,505)	(16,101,742)
US Growth	1,190,145,076	723,312,253	(45,517,611)	677,794,642

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Funds’ financial statements.

12. REORGANIZATIONS

International Equity Income: Following the close of business on December 10, 2021, International Equity acquired all of the net assets of Global Equity pursuant to a Plan of Reorganization. International Equity is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of International Equity for shares of Global Equity outstanding following the close of business on December 10, 2021. The cost basis of the investments received from Global Equity was carried forward to align ongoing reporting of the International Equity’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares issued to Global Equity shareholders, along with the exchange ratio of the reorganization for International Equity, were as follows:

Global Equity Class	Global Equity Shares	International Equity Class	International Equity Shares	Dollar Amount	Exchange Ratio (A)
Class A	3,792,903	Class A	2,800,779	$59,144,888	0.74
Class C	187,363	Class C	136,391	2,828,913	0.73
Class I	2,235,407	Class I	1,631,882	34,894,866	0.73
Class R6	60,533	Class R6	43,687	945,301	0.72

(A)	Calculated by dividing the International Equity shares issuable by the Global Equity shares outstanding on December 10, 2021.

The net assets of Global Equity, including unrealized appreciation (depreciation), were combined with those of International Equity. These amounts were as follows:

Global Equity Unrealized Appreciation (Depreciation)	Global Equity Net Assets	International Equity Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 26,849,509	$ 97,813,968	$ 5,303,314,204	$ 5,401,128,172

Short-Term Bond: Effective as of the close of business on December 9, 2022, High Quality Bond was reorganized into Short-Term Bond, and High Quality Bond was subsequently liquidated. Short-Term Bond acquired all of the net assets of High Quality Bond pursuant to a Plan of Reorganization. Short-Term Bond is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Short-Term Bond for shares of High Quality Bond following the close of business on December 9, 2022. The cost basis of the investments received from High Quality Bond was carried forward to align ongoing reporting of Short-Term Bond’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

12. REORGANIZATIONS (continued)

Shares issued to High Quality Bond shareholders, along with the exchange ratio of the reorganization for Short-Term Bond, were as follows:

High Quality Bond Class	High Quality Bond Shares	Short-Term Bond Class	Short-Term Bond Shares	Dollar Amount	Exchange Ratio (A)
Class I3	9,551,065	Class I3	9,282,599	88,709,161	0.97
Class R	1,124,492	Class R	1,076,564	10,478,301	0.96
Class R4	2,771,953	Class R4	2,645,306	25,747,024	0.95

(A)	Calculated by dividing the Short-Term Bond shares issuable by the High Quality Bond shares outstanding on December 9, 2022.

The net assets of High Quality Bond, including unrealized appreciation (depreciation), were combined with those of Short-Term Bond. These amounts were as follows:

High Quality Bond Unrealized Appreciation (Depreciation)	High Quality Bond Net Assets	Short-Term Bond Net Assets Prior to Reorganization	Net Assets After Reorganization
$ (7,405,918)	$ 124,934,486	$ 3,402,426,788	$ 3,527,361,274

Assuming the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period of Short-Term Bond, the proforma results of operations for the period ended April 30, 2023, are as follows:

Net investment income (loss)	$54,437,411
Net realized and change in unrealized gain (loss)	64,511,731
Net increase (decrease) in net assets resulting from operations	118,949,142

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of High Quality Bond that have been included in Short-Term Bond’s Statement of Operations following the close of business on December 9, 2022.

13. SUBSEQUENT EVENT

The Board has approved the reorganization of Transamerica Inflation-Protected Securities into Transamerica Inflation Opportunities. If all closing conditions are satisfied, it is expected that the reorganization would occur in the fourth quarter of 2023.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA INTERNATIONAL SUSTAINABLE EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (“Board” or “Board Members”) held on December 14-15, 2022, the Board considered the approval of the proposed management agreement (“Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds on behalf of Transamerica International Sustainable Equity (“Fund”), and the proposed investment sub-advisory agreement between TAM and Calamos Advisors LLC (“Calamos”) for the Fund (“Sub-Advisory Agreement” and, together with the Management Agreement, “Agreements”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and the Sub-Advisory Agreement were reasonable and that the approval of each of the Agreements was in the best interests of the Fund and its future shareholders. The Board, including the Independent Board Members, unanimously approved each of the Agreements for an initial two-year period.

Prior to reaching their decision, the Board Members requested and received from TAM and Calamos certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM as part of their regular oversight of other Funds managed by TAM and knowledge they gained over time through meeting with TAM. Among other materials, the Board Members considered comparative fee, expense and performance information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or Calamos present and were represented throughout the process by their independent legal counsel. In considering whether to approve the Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Calamos. The Board also considered the proposed investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; the continuous and regular management services to be provided by Calamos; and the experience of Calamos with the proposed investment strategy.

The Board also considered the continuous and regular investment management and other services to be provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services to be provided by TAM would include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of Calamos to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board considered that TAM’s investment management services would also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, which would include the Fund, oversees the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.

The Board further considered information provided by TAM and Calamos regarding the organization and personnel of Calamos and the anticipated ability of Calamos to perform its duties under the Sub-Advisory Agreement. The Board Members also considered that: (i) Calamos is an experienced asset management firm; (ii) TAM is recommending that Calamos be appointed as sub-adviser to the Fund; and (iii) TAM believes that Calamos has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on TAM’s assessment of Calamos’s organization and investment personnel. The Board Members also considered Calamos’s proposed responsibilities and experience with the Fund’s proposed principal investment strategy.

Investment Performance. The Board Members considered Calamos’s investment management experience, capabilities and resources. The Board Members recognized that the Fund is not yet in existence and therefore has no historical performance for the Board Members to review but noted that the Fund’s proposed strategy has historical performance information in a separately managed account using American depositary receipts with an inception date of April 1, 2019 currently under Calamos’s management (“Calamos

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA INTERNATIONAL SUSTAINABLE EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

SMA”). The Board Members considered performance information of the Calamos SMA relative to the Fund’s peer group and proposed benchmark, MSCI ACWI ex USA Index, in each case for the trailing year-to-date, 1-year, 3-year and since-inception periods ended September 30, 2022. The Board Members noted that the Calamos SMA compared favorably over these periods, outperforming the Fund’s eVestment peer group median and proposed benchmark over the 1-year, 3-year and since-inception periods, and underperforming the Fund’s eVestment peer group median and the proposed benchmark over the year-to-date period. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the management services to be provided by TAM and the sub-advisory services to be provided by Calamos, the Board concluded that TAM and Calamos are capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed investment objective, policies and strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the proposed management fee and anticipated total expense ratio of the Fund, including information provided by TAM comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in the Lipper and Morningstar peer group medians.

The Board also considered the fees to be charged by Calamos for sub-advisory services, as well as the portion of the Fund’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board noted that the proposed management fee and the estimated total expense ratio of each class of the Fund would be below the applicable Lipper and Morningstar peer group medians. The Board also considered that TAM has proposed to enter into an expense limitation arrangement with the Fund, which could result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Calamos under the Management Agreement and the Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. The Board noted that the Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board Members recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability. The Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not anticipated to be excessive.

With respect to Calamos, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and Calamos, which is not affiliated with TAM, and would be paid by TAM and not the Fund. As a result, the Board did not consider Calamos’s anticipated profitability to be material to its decision to approve the Sub-Advisory Agreement.

Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the management and sub-advisory fee schedules and the existence of breakpoints in those schedules, as detailed in the materials provided to the Board Members, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund. The Board Members concluded that the proposed fees and breakpoints may benefit shareholders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board Members also noted that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to Calamos, in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or Calamos from their Relationships with the Fund. The Board considered other benefits expected to be derived by TAM, its affiliates, and/or Calamos from their relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with Calamos or the Fund, and that Calamos may engage in soft dollar arrangements and receive such benefits, consistent with applicable law and “best execution” requirements. The Board noted that it would have the opportunity in the future to review the benefits over time.

Other Considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its future shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Calamos. The Board also noted that TAM expects to make a significant entrepreneurial commitment and undertake certain business risks with respect to the management and success of the Fund.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA INTERNATIONAL SUSTAINABLE EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the Management Agreement and the Calamos Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders and voted to approve the Agreements.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA LARGE CAP VALUE

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

On November 14, 2022, Rothschild & Co Asset Management US Inc. (“Rothschild”) announced that it had entered into an agreement with Wintrust Financial Corporation (“Wintrust”), whereby Rothschild would be acquired by and merged into Great Lakes Advisors, LLC (“Great Lakes”), a subsidiary of Wintrust (“Transaction”). The Transaction constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreements between Transamerica Asset Management, Inc. (“TAM”) and Rothschild, resulting in their automatic termination.

In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds and Transamerica Series Trust (collectively, “Board” or “Board Members”), at a joint meeting held on December 14-15, 2022, considered the approval of the proposed sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively, “Sub-Advisory Agreements”) between TAM and Great Lakes with respect to Transamerica Large Cap Value and Transamerica Rothschild & Co Large Cap Value VP (each a “Fund” and collectively, “Funds”). Following their review and consideration, the Board Members determined that the terms of the Sub-Advisory Agreements were reasonable, and approval of each Sub-Advisory Agreement was in the best interests of the applicable Fund and its respective investors. The Board Members, including the Independent Board Members, unanimously approved the Sub-Advisory Agreements to take effect upon the closing of the Transaction.

The Board Members reviewed and considered whether the terms of the proposed sub-advisory agreement were reasonable and in the best interests of the Funds and their investors. To assist the Board Members in their consideration of the Sub-Advisory Agreements, the Board Members had requested and received from TAM and Great Lakes certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Board Members’ deliberations.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors. Among other matters, the Board Members considered:

(a)        that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Funds and their investors;

(b)        that the current portfolio management team of each Fund is expected to be retained by Great Lakes following the Transaction;

(c)        that Great Lakes will have the capabilities, resources and personnel necessary to provide services to the Funds based on an assessment of Great Lakes and its personnel; and

(d)        that the new Sub-Advisory Agreements will not result in any change in the rate of sub-advisory fees payable by TAM to the Funds’ sub-adviser.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Great Lakes under the new Sub-Advisory Agreements, the Board Members considered, among other things, information provided by TAM and Great Lakes regarding the operations, facilities, organization and personnel of Great Lakes, as well as the sub-advisory services provided by Rothschild under the then-current sub-advisory agreements. The Board Members noted that no changes were being proposed to the Funds’ principal investment strategies. The Board Members considered that TAM and Great Lakes have advised the Board Members that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Funds and their respective investors. The Board Members considered that Great Lakes is an experienced asset management firm and that no changes to the services provided to the Funds are expected to occur following the Transaction’s completion. In addition, the Board noted that TAM believes that following the Transaction, Great Lakes will have the capabilities, resources and personnel necessary to provide sub-advisory services to the Funds based on the assessment of Great Lakes and the sub-advisory services previously provided by Rothschild to the Funds. Further, the Board Members also noted that after the Transaction, it is expected that the current portfolio managers and their respective investment teams will continue to sub-advise the Funds by employing the same investment processes.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by Great Lakes under the new Sub-Advisory Agreements, the Board Members concluded that Great Lakes is capable of providing sub-advisory services to the Funds that are appropriate in scope and extent in light of the investment programs for the Fund.

Sub-Advisory Fees, Cost of Services to be Provided and Profitability. The Board Members considered the proposed sub-advisory fee schedules under the new Sub-Advisory Agreements, noting that the proposed sub-advisory fee schedules payable by TAM to Great

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA LARGE CAP VALUE

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Lakes are the same as the fee schedules in the then-current sub-advisory agreements, and that the management fee schedules for the Funds would not change. The Board Members also noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and Great Lakes, which is not affiliated with TAM, and are paid by TAM and not the applicable Fund. It was noted that the Board reviewed TAM’s estimated profitability under the current management agreement in June of 2022, and would consider TAM’s estimated profitability again in June of 2023 in connection with the next annual renewal of the agreements. On the basis of these considerations, together with the other information they considered, the Board Members determined that the sub-advisory fees to be received by Great Lakes under the new Sub-Advisory Agreements are reasonable in light of the sub-advisory services to be provided.

Economies of Scale. In evaluating the extent to which the sub-advisory fees payable under the new Sub-Advisory Agreements reflect economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the sub-advisory fee schedules and the existence of breakpoints in the sub-advisory fee schedules. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the sub-advisory fees payable by TAM to Great Lakes in light of any economies of scale experienced in the future.

Fall-Out Benefits. The Board Members considered incidental benefits expected to be derived by Great Lakes from its relationship with the Funds. The Board Members noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with Great Lakes, and that Great Lakes may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of each new Sub-Advisory Agreement is in the best interests of the applicable Fund and its investors and unanimously approved the new Sub-Advisory Agreements to take effect upon the closing of the Transaction. It was acknowledged that the Funds’ Chief Compliance Officer (“CCO”) was still completing her review of Great Lakes’ compliance program. Subsequent to the meeting and prior to the closing of the Transaction, such review was completed to the CCO’s and the Board Members’ satisfaction.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA LONG CREDIT

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (“Board” or “Board Members”) held on December 14-15, 2022, the Board considered the approval of the proposed management agreement (“Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds on behalf of Transamerica Long Credit (“Fund”), and the proposed investment sub-advisory agreement between TAM and Aegon USA Investment Management, LLC (“AUIM”) for the Fund (“Sub-Advisory Agreement” and, together with the Management Agreement, “Agreements”).

Following its review and consideration, the Board determined that the terms of the Agreements were reasonable and that the approval of each of the Agreements was in the best interests of the Fund and its future shareholders. The Board, including the Independent Board Members, unanimously approved each of the Agreements for an initial two-year period.

Prior to reaching their decision, the Board Members requested and received from TAM and AUIM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and AUIM as part of their regular oversight of other Funds managed by TAM and sub-advised by AUIM, and knowledge they gained over time through meeting with TAM and AUIM. Among other materials, the Board Members considered comparative fee, expense and performance information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or AUIM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board also considered the proposed investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the continuous and regular management services to be provided by AUIM.

The Board also considered the continuous and regular investment management and other services to be provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services to be provided by TAM would include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of AUIM to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board considered that TAM’s investment management services would also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, which would include the Fund, oversees the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.

The Board further considered information provided by TAM and AUIM regarding the organization and personnel of AUIM and the anticipated ability of AUIM to perform its duties under the Sub-Advisory Agreement. The Board Members also considered that: (i) AUIM is an experienced asset management firm; (ii) TAM is recommending that AUIM be appointed as sub-adviser to the Fund; and (iii) TAM believes that AUIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on TAM’s assessment of AUIM’s organization and investment personnel. The Board Members also considered AUIM’s proposed responsibilities and experience with the Fund’s proposed principal investment strategy.

Investment Performance. The Board Members considered AUIM’s investment management experience, capabilities and resources. The Board Members recognized that the Fund is not yet in existence and therefore has no historical performance for the Board Members to review but noted that the Fund’s proposed investment strategy has performance information for a separately managed account with an inception date of April 1, 2017 currently under AUIM’s management (“Long Credit AUIM SMA”). The Board Members considered performance information of the Long Credit AUIM SMA relative to the Fund’s eVestment peer group and proposed benchmark, the Bloomberg US Long Credit Index, in each case for the trailing 1-year, 3-year, 5-year and since-inception periods ended

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA LONG CREDIT

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

September 30, 2022. The Board Members noted that the Long Credit AUIM SMA outperformed its proposed benchmark over each period and its eVestment peer group median over the 1-year period, and underperformed its eVestment peer group median over the 3-year, 5-year and since-inception periods. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the management services to be provided by TAM and the sub-advisory services to be provided by AUIM, the Board concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed investment objective, policies and strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the proposed management fee and anticipated total expense ratio of the Fund, including information provided by TAM comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in the Morningstar and Lipper peer group universes.

The Board also considered the fees to be charged by AUIM for sub-advisory services, as well as the portion of the Fund’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board noted that the management fee of the Fund is below the Morningstar median and above the Lipper peer universe median, and that TAM believed that the Morningstar median has a more comparable peer universe for the Fund. The Board noted that the estimated total expense ratio of each class of the Fund would be above the median for the Lipper and Morningstar peer universes. The Board also considered that TAM proposed to enter into an expense limitation arrangement with the Fund, which could result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the Management Agreement and the Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. The Board noted that the Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board Members also considered the pro forma revenue, expense and pre-distribution profit margin information provided by TAM and determined that the profitability of TAM and its affiliates from their relationships with the Fund was not anticipated to be excessive.

Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the management and sub-advisory fee schedules and the existence of breakpoints in those schedules, as detailed in the materials provided to the Board Members, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund. The Board Members also considered that the appointment of AUIM as sub-adviser had the potential to attract additional assets due to AUIM’s known asset management capabilities. The Board Members concluded that the proposed fees and breakpoints may benefit shareholders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board Members also noted that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to AUIM, in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or AUIM from their Relationship with the Fund. The Board considered other benefits expected to be derived by TAM, its affiliates, and/or AUIM from their relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with AUIM or the Fund.

Other Considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its future shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board also noted that TAM expects to make a significant entrepreneurial commitment and undertake certain business risks with respect to the management and success of the Fund.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA SUSTAINABLE GROWTH EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (“Board” or “Board Members”) held on December 14-15, 2022, the Board considered the approval of the proposed management agreement (“Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds on behalf of Transamerica Sustainable Growth Equity (“Fund”), and the proposed investment sub-advisory agreement between TAM and Westfield Capital Management Company, L.P. (“Westfield”) for the Fund (“Sub-Advisory Agreement” and, together with the Management Agreement, “Agreements”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and the Sub-Advisory Agreement were reasonable and that the approval of each of the Agreements was in the best interests of the Fund and its future shareholders. The Board, including the Independent Board Members, unanimously approved each of the Agreements for an initial two-year period.

Prior to reaching their decision, the Board Members requested and received from TAM and Westfield certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM as part of their regular oversight of other Funds managed by TAM, and knowledge they gained over time through meeting with TAM. Among other materials, the Board Members considered comparative fee, expense and performance information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or Westfield present and were represented throughout the process by their independent legal counsel. In considering whether to approve the Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Westfield. The Board also considered the proposed investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the continuous and regular management services to be provided by Westfield.

The Board also considered the continuous and regular investment management and other services to be provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services to be provided by TAM would include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of Westfield to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board considered that TAM’s investment management services would also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, which would include the Fund, oversees the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.

The Board further considered information provided by TAM and Westfield regarding the organization and personnel of Westfield and the anticipated ability of Westfield to perform its duties under the Sub-Advisory Agreement. The Board Members also considered that: (i) Westfield is an experienced asset management firm; (ii) TAM is recommending that Westfield be appointed as sub-adviser to the Fund; and (iii) TAM believes that Westfield has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on TAM’s assessment of Westfield’s organization and investment personnel. The Board Members also considered Westfield’s proposed responsibilities and experience with the Fund’s proposed principal investment strategy.

Investment Performance. The Board Members considered Westfield’s investment management experience, capabilities and resources. The Board Members recognized that the Fund is not yet in existence and therefore has no historical performance for the Board Members to review but noted that the Fund’s proposed strategy has historical performance information in a separate managed account with an inception date of January 1, 2016, currently under Westfield’s management (the “Westfield SMA”). The Board Members considered performance information of the Westfield SMA relative to the Fund’s peer group and proposed benchmark, Russell 1000

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA SUSTAINABLE GROWTH EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

Growth TR Index, in each case for the trailing 1-year, 3-year, 5-year and since-inception periods ended September 30, 2022. The Board Members noted that the Westfield SMA outperformed its eVestment peer group median over the 3-year, 5-year and since-inception periods, and underperformed the Fund’s proposed benchmark over each period and its eVestment peer group median over the 1-year period. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the management services to be provided by TAM and the sub-advisory services to be provided by Westfield, the Board concluded that TAM and Westfield are capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed investment objective, policies and strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the proposed management fee and anticipated total expense ratio of the Fund, including information provided by TAM comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in the Morningstar and Lipper peer group medians.

The Board also considered the fees to be charged by Westfield for sub-advisory services, as well as the portion of the Fund’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board noted that the proposed management fee and the estimated total expense ratio of each class of the Fund would be below the applicable Lipper and Morningstar peer group medians. The Board also considered that TAM has proposed to enter into an expense limitation arrangement with the Fund, which could result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Westfield under the Management Agreement and the Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. The Board noted that the Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board Members recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability. The Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not anticipated to be excessive.

With respect to Westfield, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and Westfield, which is not affiliated with TAM, and would be paid by TAM and not the Fund. As a result, the Board did not consider Westfield’s anticipated profitability to be material to its decision to approve the Sub-Advisory Agreement.

Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the management and sub-advisory fee schedules and the existence of breakpoints in those schedules, as detailed in the materials provided to the Board Members, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund. The Board Members concluded that the proposed fees and breakpoints may benefit shareholders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board Members also noted that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to Westfield, in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or Westfield from their Relationships with the Fund. The Board considered other benefits expected to be derived by TAM, its affiliates, and/or Westfield from their relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with Westfield or the Fund, and that Westfield may engage in soft dollar arrangements and receive such benefits, consistent with applicable law and “best execution” requirements. The Board noted that it would have the opportunity in the future to review the benefits over time.

Other Considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its future shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Westfield. The Board also noted that TAM expects to make a significant entrepreneurial commitment and undertake certain business risks with respect to the management and success of the Fund.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA SUSTAINABLE GROWTH EQUITY

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders and voted to approve the Agreements.

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA ULTRASHORT BOND

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (“Board” or “Board Members”) held on December 14-15, 2022, the Board considered the approval of the proposed management agreement (“Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds on behalf of Transamerica UltraShort Bond (“Fund”), and the proposed investment sub-advisory agreement between TAM and Aegon USA Investment Management, LLC (“AUIM”) for the Fund (“Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and the Sub-Advisory Agreement were reasonable and that the approval of each of the Agreements was in the best interests of the Fund and its future shareholders. The Board, including the Independent Board Members, unanimously approved each of the Agreements for an initial two-year period.

Prior to reaching their decision, the Board Members requested and received from TAM and AUIM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and AUIM as part of their regular oversight of other Funds managed by TAM and sub-advised by AUIM, and knowledge they gained over time through meeting with TAM and AUIM. Among other materials, the Board Members considered comparative fee, expense and performance information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or AUIM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board also considered the proposed investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the continuous and regular management services to be provided by AUIM.

The Board also considered the continuous and regular investment management and other services to be provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services to be provided by TAM would include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of AUIM to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board considered that TAM’s investment management services would also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, which would include the Fund, oversees the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.

The Board further considered information provided by TAM and AUIM regarding the organization and personnel of AUIM and the anticipated ability of AUIM to perform its duties under the Sub-Advisory Agreement. The Board Members also considered that: (i) AUIM is an experienced asset management firm; (ii) TAM is recommending that AUIM be appointed as sub-adviser to the Fund; and (iii) TAM believes that AUIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on TAM’s assessment of AUIM’s organization and investment personnel. The Board Members also considered AUIM’s proposed responsibilities and experience with the Fund’s proposed principal investment strategy.

Investment Performance. The Board Members considered AUIM’s investment management experience, capabilities and resources. The Board Members recognized that the Fund is not yet in existence and therefore has no historical performance for the Board Members to review but noted that the Fund’s proposed investment strategy has performance information for a separately managed account with an inception date of February 1, 2019 currently under AUIM’s management (“AUIM SMA”). The Board Members considered performance information of the AUIM SMA relative to the Fund’s Morningstar peer group and proposed benchmark, the

Transamerica Funds	Semi-Annual Report 2023

TRANSAMERICA ULTRASHORT BOND

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

Bloomberg Short Term Government Corporate Index, in each case for the trailing 1-year, 2-year, 3-year and since inception-periods ended September 30, 2022. The Board Members noted that the AUIM SMA outperformed its benchmark over the 2-year and since-inception periods, and underperformed its Morningstar peer group median over each period and its proposed benchmark over the 1-year and 3-year periods. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the management services to be provided by TAM and the sub-advisory services to be provided by AUIM, the Board concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed investment objective, policies and strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the proposed management fee and anticipated total expense ratio of the Fund, including information provided by TAM comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in the Morningstar and Lipper peer group medians.

The Board also considered the fees to be charged by AUIM for sub-advisory services, as well as the portion of the Fund’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board noted that the estimated total expense ratio of each class of the Fund would be above or at the median for the Lipper and Morningstar peer universes. The Board also considered that TAM proposed to enter into an expense limitation arrangement with the Fund, which could result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the Management Agreement and the Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. The Board noted that the Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board Members recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability. The Board Members also considered the pro forma revenue, expense and pre-distribution profit margin information provided by TAM and determined that the profitability of TAM and its affiliates from their relationships with the Fund was not anticipated to be excessive.

Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the management and sub-advisory fee schedules and the existence of breakpoints in those schedules, as detailed in the materials provided to the Board Members, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund. The Board Members also considered that the appointment of AUIM as sub-adviser had the potential to attract additional assets due to AUIM’s known asset management capabilities. The Board Members concluded that the proposed fees and breakpoints may benefit shareholders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board Members also noted that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to AUIM, in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or AUIM from their Relationship with the Fund. The Board considered other benefits expected to be derived by TAM its affiliates, and/or AUIM from their relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with AUIM or the Fund.

Other Considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its future shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board also noted that TAM expects to make a significant entrepreneurial commitment and undertake certain business risks with respect to the management and success of the Fund.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

Transamerica Funds	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2023

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds, except Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2023

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2874979 4/23

© 2023 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2023

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on November 1, 2022, with U.S equity markets rebounding off October’s market lows which had been driven by elevated inflation, continuing U.S. Federal Reserve (“Fed”) interest rate hikes and the prospect that both of these negative factors might also result in a recession for the U.S. economy in the year ahead.

At its December 2022 meeting, the Fed slowed its pace of Fed fund rate increases with a 0.50% increase following four previous meetings with 0.75% hikes as inflation had begun to establish a slower trajectory after a peak increase of 9.1% in the Consumer Price Index. The declining pace of inflation and slower pace of Fed rate hikes combined with unexpectedly strong employment and consumer spending activity during January 2023, casting doubt on the premise that a recession was inevitable. In response, stocks moved higher to begin the new year. International equities also rallied aggressively as the dollar weakened and Europe’s economy proved more resilient than most had expected.

However, in March, markets were surprised by two prominent bank failures within days of one another. Silicon Valley Bank and Signature Bank were placed under government receivership as a result of mass depositor withdrawals and balance sheet shortfalls to cover them caused in part by price declines of longer-term bond portfolios suffering from recent rate increases. Immediately following these bank closures, the federal government swiftly responded with Federal Deposit Insurance Corporation guarantees for all depositors, and the Fed established the Bank Term Funding Program allowing banks to pledge their Treasury bonds at maturity value as loan collateral. These actions helped to calm markets and mitigate both depositor and investor angst, though stock price volatility in the regional banking sector continued.

During the month of April, markets began to focus on when the Fed might conclude its tightening cycle as rate hikes had slowed to 0.25% at the two previous meetings, inflation trends continued to display lower rates, and a consensus emerged that recent bank failures could lead to a stricter credit environment and add to ongoing recession risk. Nonetheless, first quarter gross domestic product growth remained positive, and monthly employment reports through the end of the month continued to display solid job gains. While the S&P 500® Index traded mostly between 3,800 – 4,200, during the period, it closed toward the upper end of this range.

In the fixed income markets, the Treasury bond yield curve continued to remain inverted throughout the period with short term rates higher than long term rates, a condition widely believed and supported by history as a precursor to upcoming recession. On the whole, fixed income investors were able to lock in higher yields for the period as compared to years past, and with modestly narrowing credit spreads (as measured by the broader bond market Bloomberg U.S. Aggregate Bond Index) posted positive total returns.

For the six-month period ended April 30, 2023, the S&P 500® Index returned 8.63%, while the MSCI EAFE Index, representing international developed market equities, returned 24.19%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.91%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Mid Cap Value

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at November 1, 2022, and held for the entire six-month period until April 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

	Actual Expenses		Hypothetical Expenses (A)
Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B) November 1, 2022 - April 30, 2023	Ending Account Value April 30, 2023	Expenses Paid During Period (B) November 1, 2022 - April 30, 2023	Net Annualized Expense Ratio
$ 1,000.00	$ 1,005.30	$ 4.77	$ 1,020.00	$ 4.81	0.96%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At April 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.5%
Repurchase Agreement	3.4
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Banks - 7.4%
Citizens Financial Group, Inc.	21,316	$659,517
Fifth Third Bancorp	27,721	726,290
First Citizens BancShares, Inc., Class A	665	669,775
Huntington Bancshares, Inc.	85,221	954,475
M&T Bank Corp.	8,384	1,054,707
Regions Financial Corp.	46,759	853,820

		4,918,584

Beverages - 1.4%
Constellation Brands, Inc., Class A	2,164	496,573
Keurig Dr. Pepper, Inc.	13,755	449,789

		946,362

Building Products - 2.0%
Carlisle Cos., Inc.	2,465	532,070
Fortune Brands Innovations, Inc.	11,797	763,148

		1,295,218

Capital Markets - 4.5%
Ameriprise Financial, Inc.	4,046	1,234,516
Northern Trust Corp.	5,782	451,921
Raymond James Financial, Inc.	8,520	771,316
T. Rowe Price Group, Inc.	4,350	488,635

		2,946,388

Chemicals - 1.4%
Celanese Corp.	2,716	288,548
RPM International, Inc.	8,082	662,966

		951,514

Communications Equipment - 1.4%
Motorola Solutions, Inc.	3,122	909,751

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	2,299	834,997

Consumer Finance - 0.8%
Discover Financial Services	5,120	529,766

Consumer Staples Distribution & Retail - 1.7%
Kroger Co.	10,309	501,327
US Foods Holding Corp. (A)	15,695	602,688

		1,104,015

Containers & Packaging - 2.6%
Ball Corp.	7,027	373,696
Packaging Corp. of America	4,986	674,406
Silgan Holdings, Inc.	14,087	693,926

		1,742,028

Distributors - 2.2%
Genuine Parts Co.	3,172	533,879
LKQ Corp.	16,357	944,290

		1,478,169

Diversified REITs - 0.7%
WP Carey, Inc.	6,373	472,877

Electric Utilities - 4.3%
Edison International	7,654	563,335
Entergy Corp.	9,271	997,374
Xcel Energy, Inc.	18,786	1,313,329

		2,874,038

Electrical Equipment - 3.4%
Acuity Brands, Inc.	3,534	556,181
AMETEK, Inc.	5,882	811,304

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc.	3,253	$ 876,098

		2,243,583

Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corp., Class A	9,572	722,399
CDW Corp.	4,867	825,395
Jabil, Inc.	5,854	457,490
Teledyne Technologies, Inc. (A)	1,568	649,779

		2,655,063

Financial Services - 3.7%
FleetCor Technologies, Inc. (A)	2,930	626,786
MGIC Investment Corp.	33,285	494,948
State Street Corp.	10,848	783,876
Voya Financial, Inc.	6,933	530,236

		2,435,846

Food Products - 0.7%
Post Holdings, Inc. (A)	4,890	442,496

Gas Utilities - 0.7%
National Fuel Gas Co.	8,425	470,957

Health Care Equipment & Supplies - 1.9%
Globus Medical, Inc., Class A (A)	5,860	340,701
Zimmer Biomet Holdings, Inc.	6,696	926,994

		1,267,695

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	7,174	1,196,982
Henry Schein, Inc. (A)	12,582	1,016,751
Laboratory Corp. of America Holdings	2,919	661,766
Quest Diagnostics, Inc.	3,932	545,801
Universal Health Services, Inc., Class B	2,782	418,274

		3,839,574

Health Care REITs - 0.4%
Ventas, Inc.	5,955	286,138

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	15,106	244,264

Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	3,407	517,625
Expedia Group, Inc. (A)	4,430	416,243

		933,868

Household Durables - 1.4%
Mohawk Industries, Inc. (A)	4,223	447,216
Newell Brands, Inc.	39,324	477,786

		925,002

Household Products - 0.5%
Energizer Holdings, Inc.	10,490	350,681

Industrial REITs - 0.4%
Rexford Industrial Realty, Inc.	5,299	295,525

Insurance - 6.1%
Arch Capital Group Ltd. (A)	12,318	924,712
Globe Life, Inc.	3,032	329,033
Hartford Financial Services Group, Inc.	10,452	741,987
Loews Corp.	18,860	1,085,770
RenaissanceRe Holdings Ltd.	2,085	449,130
W.R. Berkley Corp.	8,801	518,555

		4,049,187

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 0.9%
IAC, Inc. (A)	11,416	$ 591,006

IT Services - 0.8%
GoDaddy, Inc., Class A (A)	7,326	554,432

Machinery - 7.7%
Dover Corp.	4,710	688,414
IDEX Corp.	2,839	585,742
ITT, Inc.	8,870	748,983
Lincoln Electric Holdings, Inc.	4,647	779,766
Middleby Corp. (A)	5,478	771,741
Snap-on, Inc.	3,747	972,009
Timken Co.	7,100	545,635

		5,092,290

Media - 1.9%
Liberty Broadband Corp., Class C (A)	8,280	701,978
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	20,686	577,967

		1,279,945

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	7,498	284,249

Multi-Utilities - 3.8%
CMS Energy Corp.	17,840	1,110,718
Sempra Energy	1,612	250,650
WEC Energy Group, Inc.	11,812	1,135,960

		2,497,328

Office REITs - 0.5%
Boston Properties, Inc.	5,556	296,468
JBG SMITH Properties	2,655	37,887

		334,355

Oil, Gas & Consumable Fuels - 2.7%
Coterra Energy, Inc.	19,256	492,954
Diamondback Energy, Inc.	2,875	408,825
Williams Cos., Inc.	28,169	852,394

		1,754,173

Passenger Airlines - 0.4%
Southwest Airlines Co.	8,891	269,308

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	4,331	608,376

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	7,598	582,463

Residential REITs - 3.1%
American Homes 4 Rent, Class A	16,799	558,735
AvalonBay Communities, Inc.	2,945	531,190
Essex Property Trust, Inc.	1,311	288,066
Mid-America Apartment Communities, Inc.	2,277	350,202
Sun Communities, Inc.	2,094	290,919

		2,019,112

Retail REITs - 2.2%
Brixmor Property Group, Inc.	18,732	399,554
Federal Realty Investment Trust	2,999	296,571
Kimco Realty Corp.	24,406	468,351
Regency Centers Corp.	5,142	315,873

		1,480,349

	Shares	Value
COMMON STOCKS (continued)
Software - 0.6%
Take-Two Interactive Software, Inc. (A)	3,083	$ 383,186

Specialized REITs - 1.8%
Rayonier, Inc.	18,995	595,683
Weyerhaeuser Co.	20,331	608,100

		1,203,783

Specialty Retail - 2.6%
AutoZone, Inc. (A)	365	972,108
Bath & Body Works, Inc.	11,836	415,444
Best Buy Co., Inc.	4,677	348,530

		1,736,082

Textiles, Apparel & Luxury Goods - 2.8%
Carter’s, Inc.	7,388	515,461
Ralph Lauren Corp.	5,591	641,791
Tapestry, Inc.	16,895	689,485

		1,846,737

Total Common Stocks (Cost $40,742,115)		63,960,760

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 2.10% (B), dated 04/28/2023, to be repurchased at $2,254,166 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $2,298,858.	$2,253,772	2,253,772

Total Repurchase Agreement (Cost $2,253,772)		2,253,772

Total Investments (Cost $42,995,887)		66,214,532
Net Other Assets (Liabilities) - 0.1%		33,370

Net Assets - 100.0%		$66,247,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$63,960,760	$—	$—	$63,960,760
Repurchase Agreement	—	2,253,772	—	2,253,772

Total Investments	$63,960,760	$2,253,772	$—	$66,214,532

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2023

(unaudited)

Assets:
Investments, at value (cost $40,742,115)	$63,960,760
Repurchase agreement, at value (cost $2,253,772)	2,253,772
Receivables and other assets:
Investments sold	84,848
Net income from securities lending	18
Dividends	15,445
Interest	394
Prepaid expenses	301

Total assets	66,315,538

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	5,540
Investment management fees	45,307
Transfer agent fees	386
Trustees, CCO and deferred compensation fees	189
Audit and tax fees	9,942
Custody fees	1,573
Legal fees	885
Printing and shareholder reports fees	583
Registration fees	116
Other accrued expenses	3,115

Total liabilities	67,636

Net assets	$66,247,902

Net assets consist of:
Paid-in capital	$40,548,226
Total distributable earnings (accumulated losses)	25,699,676

Net assets	$66,247,902

Shares outstanding (unlimited shares, no par value)	8,171,893

Net asset value and offering price per share	$8.11

STATEMENT OF OPERATIONS

For the period ended April 30, 2023

(unaudited)

Investment Income:
Dividend income	$835,809
Interest income	20,127
Net income from securities lending	516

Total investment income	856,452

Expenses:
Investment management fees	338,445
Transfer agent fees	2,885
Trustees, CCO and deferred compensation fees	1,441
Audit and tax fees	12,095
Custody fees	4,936
Legal fees	2,020
Printing and shareholder reports fees	1,668
Registration fees	770
Other	6,320

Total expenses	370,580

Net investment income (loss)	485,872

Net realized gain (loss) on:
Investments	2,970,368

Net change in unrealized appreciation (depreciation) on:
Investments	(2,996,566)

Net realized and change in unrealized gain (loss)	(26,198)

Net increase (decrease) in net assets resulting from operations	$459,674

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$485,872	$775,084
Net realized gain (loss)	2,970,368	19,223,627
Net change in unrealized appreciation (depreciation)	(2,996,566)	(24,657,411)

Net increase (decrease) in net assets resulting from operations	459,674	(4,658,700)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(16,591,590)	(19,017,343)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(16,591,590)	(19,017,343)

Capital share transactions:
Proceeds from shares sold	700,070	600,448
Dividends and/or distributions reinvested	16,591,590	19,017,343
Cost of shares redeemed	(13,789,039)	(36,701,992)

Net increase (decrease) in net assets resulting from capital share transactions	3,502,621	(17,084,201)

Net increase (decrease) in net assets	(12,629,295)	(40,760,244)

Net assets:
Beginning of period/year	78,877,197	119,637,441

End of period/year	$66,247,902	$78,877,197

Capital share transactions - shares:
Shares issued	81,550	57,003
Shares reinvested	2,038,279	1,752,751
Shares redeemed	(1,679,378)	(3,266,228)

Net increase (decrease) in shares outstanding	440,451	(1,456,474)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.20		$13.02	$10.60	$13.04	$15.42	$17.02

Investment operations:
Net investment income (loss) (A)	0.05		0.09	0.07	0.13	0.14	0.20
Net realized and unrealized gain (loss)	0.01	(B)	(0.77)	4.44	(1.36)	0.85	(0.17	)(B)

Total investment operations	0.06		(0.68)	4.51	(1.23)	0.99	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.09)	(0.14)	(0.16)	(0.23)	(0.16)
Net realized gains	(2.05)		(2.05)	(1.95)	(1.05)	(3.14)	(1.47)

Total dividends and/or distributions to shareholders	(2.15)		(2.14)	(2.09)	(1.21)	(3.37)	(1.63)

Net asset value, end of period/year	$8.11		$10.20	$13.02	$10.60	$13.04	$15.42

Total return	0.53	%(C)	(6.18)%	47.96%	(10.81)%	10.78%	(0.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,248		$78,877	$119,637	$91,200	$139,235	$152,116
Expenses to average net assets	0.96	%(D)	0.95%	0.94%	0.94%	0.91%	0.91%
Net investment income (loss) to average net assets	1.26	%(D)	0.85%	0.57%	1.19%	1.10%	1.25%
Portfolio turnover rate	6	%(C)	19%	25%	19%	9%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS

At April 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Value (the “Fund”) is a series of the Trust. The Fund currently offers one class of shares, Class I2.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM currently acts as a “manager of managers” and has hired a sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; fund construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2023, commissions recaptured are $662.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. INVESTMENT VALUATION

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund’s assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2023, the Fund has not utilized the program.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2023.

Repurchase agreements at April 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

(“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

As of April 30, 2023, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:

Account Balance	Percentage of Net Assets
$ 60,292,216	91.01%

Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Fund pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $100 million	0.88%
Over $100 million up to $550 million	0.83
Over $550 million up to $750 million	0.79
Over $750 million up to $1 billion	0.77
Over $1 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Current Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	March 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of April 30, 2023, there are no amounts available for recapture by TAM.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pay TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund’s Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

Deferred compensation plan: Effective September 23, 2021, the Board approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended April 30, 2023, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser for the period ended April 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 4,594,472	$ —	$ 17,455,119	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 42,995,887	$ 24,815,275	$ (1,596,630)	$ 23,218,645

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.

11. SUBSEQUENT EVENT

The Board has approved the liquidation of Transamerica Mid Cap Value effective on or about August 31, 2023.

Transamerica Funds	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2023

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2023

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2874971 4/23

© 2023 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2023

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on November 1, 2022, with U.S equity markets rebounding off October’s market lows which had been driven by elevated inflation, continuing U.S. Federal Reserve (“Fed”) interest rate hikes and the prospect that both of these negative factors might also result in a recession for the U.S. economy in the year ahead.

At its December 2022 meeting, the Fed slowed its pace of Fed fund rate increases with a 0.50% increase following four previous meetings with 0.75% hikes as inflation had begun to establish a slower trajectory after a peak increase of 9.1% in the Consumer Price Index. The declining pace of inflation and slower pace of Fed rate hikes combined with unexpectedly strong employment and consumer spending activity during January 2023, casting doubt on the premise that a recession was inevitable. In response, stocks moved higher to begin the new year. International equities also rallied aggressively as the dollar weakened and Europe’s economy proved more resilient than most had expected.

However, in March, markets were surprised by two prominent bank failures within days of one another. Silicon Valley Bank and Signature Bank were placed under government receivership as a result of mass depositor withdrawals and balance sheet shortfalls to cover them caused in part by price declines of longer-term bond portfolios suffering from recent rate increases. Immediately following these bank closures, the federal government swiftly responded with Federal Deposit Insurance Corporation guarantees for all depositors, and the Fed established the Bank Term Funding Program allowing banks to pledge their Treasury bonds at maturity value as loan collateral. These actions helped to calm markets and mitigate both depositor and investor angst, though stock price volatility in the regional banking sector continued.

During the month of April, markets began to focus on when the Fed might conclude its tightening cycle as rate hikes had slowed to 0.25% at the two previous meetings, inflation trends continued to display lower rates, and a consensus emerged that recent bank failures could lead to a stricter credit environment and add to ongoing recession risk. Nonetheless, first quarter gross domestic product growth remained positive, and monthly employment reports through the end of the month continued to display solid job gains. While the S&P 500® Index traded mostly between 3,800—4,200, during the period, it closed toward the upper end of this range.

In the fixed income markets, the Treasury bond yield curve continued to remain inverted throughout the period with short term rates higher than long term rates, a condition widely believed and supported by history as a precursor to upcoming recession. On the whole, fixed income investors were able to lock in higher yields for the period as compared to years past, and with modestly narrowing credit spreads (as measured by the broader bond market Bloomberg U.S. Aggregate Bond Index) posted positive total returns.

For the six-month period ended April 30, 2023, the S&P 500® Index returned 8.63%, while the MSCI EAFE Index, representing international developed market equities, returned 24.19%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.91%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2022, and held for the entire six-month period until April 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2015
Class R1	$1,000.00	$1,078.10	$4.33	$1,020.60	$4.21	0.84%
Class R3	1,000.00	1,078.30	1.91	1,023.00	1.86	0.37
Class R6	1,000.00	1,080.20	0.98	1,023.90	0.95	0.19

Transamerica ClearTrack® 2020
Class R1	1,000.00	1,076.80	4.38	1,020.60	4.26	0.85
Class R3	1,000.00	1,078.70	1.91	1,023.00	1.86	0.37
Class R6	1,000.00	1,082.00	1.03	1,023.80	1.00	0.20

Transamerica ClearTrack® 2025
Class R1	1,000.00	1,082.20	4.34	1,020.60	4.21	0.84
Class R3	1,000.00	1,083.40	3.05	1,021.90	2.96	0.59
Class R6	1,000.00	1,085.80	0.98	1,023.90	0.95	0.19

Transamerica ClearTrack® 2030
Class R1	1,000.00	1,087.70	4.35	1,020.60	4.21	0.84
Class R3	1,000.00	1,088.00	3.05	1,021.90	2.96	0.59
Class R6	1,000.00	1,090.60	0.98	1,023.90	0.95	0.19

Transamerica ClearTrack® 2035
Class R1	1,000.00	1,092.70	4.31	1,020.70	4.16	0.83
Class R3	1,000.00	1,094.90	3.01	1,021.90	2.91	0.58
Class R6	1,000.00	1,096.50	0.94	1,023.90	0.90	0.18

Transamerica Funds	Semi-Annual Report 2023

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Ending Account Value April 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2040
Class R1	$1,000.00	$1,098.30	$4.32	$1,020.70	$4.16	0.83%
Class R3	1,000.00	1,100.20	3.02	1,021.90	2.91	0.58
Class R6	1,000.00	1,102.30	0.94	1,023.90	0.90	0.18

Transamerica ClearTrack® 2045
Class R1	1,000.00	1,103.50	4.28	1,020.70	4.11	0.82
Class R3	1,000.00	1,105.10	2.98	1,022.00	2.86	0.57
Class R6	1,000.00	1,106.90	0.89	1,024.00	0.85	0.17

Transamerica ClearTrack® 2050
Class R1	1,000.00	1,105.00	4.28	1,020.70	4.11	0.82
Class R3	1,000.00	1,106.50	2.98	1,022.00	2.86	0.57
Class R6	1,000.00	1,108.30	0.89	1,024.00	0.85	0.17

Transamerica ClearTrack® 2055
Class R1	1,000.00	1,124.20	2.21	1,022.70	2.11	0.42
Class R3	1,000.00	1,109.20	2.93	1,022.00	2.81	0.56
Class R6	1,000.00	1,111.10	0.84	1,024.00	0.80	0.16

Transamerica ClearTrack® 2060
Class R1	1,000.00	1,123.30	2.26	1,022.70	2.16	0.43
Class R3	1,000.00	1,108.40	2.98	1,022.00	2.86	0.57
Class R6	1,000.00	1,110.10	0.89	1,024.00	0.85	0.17

Transamerica ClearTrack® Retirement Income
Class R1	1,000.00	1,077.10	4.38	1,020.60	4.26	0.85
Class R3	1,000.00	1,079.40	3.09	1,021.80	3.01	0.60
Class R6	1,000.00	1,080.00	1.03	1,023.80	1.00	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition

At April 30, 2023

(unaudited)

Transamerica ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	53.9%
U.S. Equity Funds	26.2
International Equity Funds	14.0
International Fixed Income Fund	5.0
Repurchase Agreement	0.9
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	53.6%
U.S. Equity Funds	26.3
International Equity Funds	14.0
Other Investment Company	9.6
International Fixed Income Fund	5.1
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(9.4)
Total	100.0%

Transamerica ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.8%
U.S. Equity Funds	29.9
International Equity Funds	17.7
Other Investment Company	7.3
International Fixed Income Fund	4.8
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(7.3)
Total	100.0%

Transamerica ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	37.3%
U.S. Equity Funds	35.2
International Equity Funds	22.7
Other Investment Company	5.3
International Fixed Income Fund	4.0
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

Transamerica ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	43.0%
International Equity Funds	27.2
U.S. Fixed Income Funds	25.6
Other Investment Company	4.5
International Fixed Income Fund	3.3
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

Transamerica ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	49.8%
International Equity Funds	31.4
U.S. Fixed Income Funds	16.0
Other Investment Company	3.8
International Fixed Income Fund	2.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(3.8)
Total	100.0%

Transamerica ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	53.6%
International Equity Funds	34.6
U.S. Fixed Income Funds	9.4
Other Investment Company	2.5
International Fixed Income Fund	1.5
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Transamerica ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.8%
International Equity Funds	36.8
U.S. Fixed Income Funds	7.0
Repurchase Agreement	0.9
International Fixed Income Fund	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.0
Other Investment Company	2.0
International Fixed Income Fund	0.5
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Transamerica ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.6%
International Equity Funds	37.7
U.S. Fixed Income Funds	6.0
Other Investment Company	4.2
International Fixed Income Fund	0.5
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2023

Schedules of Investments Composition (continued)

At April 30, 2023

(unaudited)

Transamerica ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	53.8%
U.S. Equity Funds	26.0
International Equity Funds	14.1
International Fixed Income Fund	5.1
Other Investment Company	1.3
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.6%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	23,091	$1,587,968
iShares Core MSCI Emerging Markets ETF	5,455	265,004
iShares Global REIT ETF	21,960	511,448

		2,364,420

U.S. Equity Fund - 12.7%
iShares Core S&P 500 ETF	7,992	3,337,939

U.S. Fixed Income Funds - 23.9%
iShares 0-5 Year TIPS Bond ETF (A)	25,080	2,486,933
iShares Core U.S. Aggregate Bond ETF	38,153	3,813,774

		6,300,707

Total Exchange-Traded Funds (Cost $13,131,257)		12,003,066

INVESTMENT COMPANIES - 53.5%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (B)	34,121	260,003
Transamerica International Focus (B)	65,335	533,788
Transamerica International Stock (B)	51,085	535,877

		1,329,668

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (B)	149,495	1,317,049

U.S. Equity Funds - 13.5%
Transamerica Capital Growth (B)	65,556	380,882
Transamerica Large Cap Value (B)	90,347	1,133,859
Transamerica Mid Cap Growth (B)	52,168	390,738
Transamerica Mid Cap Value Opportunities (B)	36,059	385,106
Transamerica Small Cap Growth (B)	41,973	263,591
Transamerica Small Cap Value (B)	45,612	241,289
Transamerica US Growth (B)	33,045	755,733

		3,551,198

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.0%
Transamerica Bond (B)	739,003	$ 6,030,264
Transamerica High Yield Bond (B)	235,035	1,854,426

		7,884,690

Total Investment Companies (Cost $16,568,915)		14,082,605

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	122,917	122,917

Total Other Investment Company (Cost $122,917)		122,917

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $254,491 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $259,629.	$254,446	254,446

Total Repurchase Agreement (Cost $254,446)		254,446

Total Investments (Cost $30,077,535)		26,463,034
Net Other Assets (Liabilities) - (0.5)%		(140,696)

Net Assets - 100.0%		$26,322,338

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$12,003,066	$—	$—	$12,003,066
Investment Companies	14,082,605	—	—	14,082,605
Other Investment Company	122,917	—	—	122,917
Repurchase Agreement	—	254,446	—	254,446

Total Investments	$26,208,588	$254,446	$—	$26,463,034

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $120,380, collateralized by cash collateral of $122,917. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,963,855	$148,204	$(363,868)	$(65,007)	$347,080	$6,030,264	739,003	$116,204	$—
Transamerica Capital Growth	—	397,001	(10,000)	437	(6,556)	380,882	65,556	—	—
Transamerica Emerging Markets Debt	1,283,467	33,190	(129,999)	(26,772)	157,163	1,317,049	149,495	33,190	—
Transamerica Emerging Markets Opportunities	244,207	7,804	(29,900)	(11,831)	49,723	260,003	34,121	7,804	—
Transamerica High Yield Bond	1,909,591	53,330	(139,312)	(24,259)	55,076	1,854,426	235,035	53,330	—
Transamerica International Focus	516,577	9,720	(75,000)	(18,149)	100,640	533,788	65,335	9,720	—
Transamerica International Stock	525,181	13,979	(103,000)	(15,128)	114,845	535,877	51,085	13,979	—
Transamerica Large Cap Value	1,166,349	69,997	(75,000)	(8,867)	(18,620)	1,133,859	90,347	7,982	62,015
Transamerica Large Growth	1,076,776	13,752	(1,075,828)	(744,958)	730,258	—	—	—	13,752
Transamerica Mid Cap Growth	371,717	—	(7,000)	(6,458)	32,479	390,738	52,168	—	—
Transamerica Mid Cap Value Opportunities	397,961	26,110	(23,000)	(8,600)	(7,365)	385,106	36,059	4,550	21,560
Transamerica Small Cap Growth	255,981	9,905	(6,000)	(2,981)	6,686	263,591	41,973	—	9,905
Transamerica Small Cap Value	280,103	48,149	(29,000)	(33,912)	(24,051)	241,289	45,612	6,245	41,904
Transamerica US Growth	—	727,001	(33,000)	1,591	60,141	755,733	33,045	—	—

Total	$13,991,765	$1,558,142	$(2,099,907)	$(964,894)	$1,597,499	$14,082,605	1,638,834	$253,004	$149,136

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	22,946	$1,577,996
iShares Core MSCI Emerging Markets ETF	5,467	265,587
iShares Global REIT ETF	21,962	511,495

		2,355,078

U.S. Equity Fund - 12.7%
iShares Core S&P 500 ETF	8,011	3,345,874

U.S. Fixed Income Funds - 23.7%
iShares 0-5 Year TIPS Bond ETF (A)	24,805	2,459,664
iShares Core U.S. Aggregate Bond ETF	37,568	3,755,297

		6,214,961

Total Exchange-Traded Funds (Cost $13,442,063)		11,915,913

INVESTMENT COMPANIES - 53.6%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (B)	34,179	260,444
Transamerica International Focus (B)	64,119	523,850
Transamerica International Stock (B)	50,089	525,431

		1,309,725

International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (B)	150,233	1,323,554

U.S. Equity Funds - 13.6%
Transamerica Capital Growth (B)	67,174	390,280
Transamerica Large Cap Value (B)	89,933	1,128,660
Transamerica Mid Cap Growth (B)	52,196	390,946
Transamerica Mid Cap Value Opportunities (B)	36,063	385,149
Transamerica Small Cap Growth (B)	42,000	263,760
Transamerica Small Cap Value (B)	45,649	241,483
Transamerica US Growth (B)	33,547	767,215

		3,567,493

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.9%
Transamerica Bond (B)	733,010	$ 5,981,361
Transamerica High Yield Bond (B)	236,944	1,869,489

		7,850,850

Total Investment Companies (Cost $16,549,744)		14,051,622

OTHER INVESTMENT COMPANY - 9.6%
Securities Lending Collateral - 9.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	2,511,506	2,511,506

Total Other Investment Company (Cost $2,511,506)		2,511,506

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $199,008 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $203,026.	$198,973	198,973

Total Repurchase Agreement (Cost $198,973)		198,973

Total Investments (Cost $32,702,286)		28,678,014
Net Other Assets (Liabilities) - (9.4)%		(2,459,370)

Net Assets - 100.0%		$26,218,644

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,915,913	$—	$—	$11,915,913
Investment Companies	14,051,622	—	—	14,051,622
Other Investment Company	2,511,506	—	—	2,511,506
Repurchase Agreement	—	198,973	—	198,973

Total Investments	$28,479,041	$198,973	$—	$28,678,014

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,459,664, collateralized by cash collateral of $2,511,506. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$6,045,599	$119,313	$(466,411)	$(85,251)	$368,111	$5,981,361	733,010	$116,315	$—
Transamerica Capital Growth	—	396,997	—	—	(6,717)	390,280	67,174	—	—
Transamerica Emerging Markets Debt	1,320,435	32,985	(162,501)	(34,694)	167,329	1,323,554	150,233	32,985	—
Transamerica Emerging Markets Opportunities	230,789	14,376	(20,388)	(7,683)	43,350	260,444	34,179	7,376	—
Transamerica High Yield Bond	1,872,142	53,154	(86,334)	(15,203)	45,730	1,869,489	236,944	53,154	—
Transamerica International Focus	519,623	9,862	(88,405)	(21,257)	104,027	523,850	64,119	9,862	—
Transamerica International Stock	545,161	14,185	(134,353)	(22,813)	123,251	525,431	50,089	14,185	—
Transamerica Large Cap Value	1,182,977	68,365	(96,000)	(10,046)	(16,636)	1,128,660	89,933	7,866	60,499
Transamerica Large Growth	1,129,935	14,239	(1,133,600)	(875,286)	864,712	—	—	—	14,239
Transamerica Mid Cap Growth	389,674	—	(27,000)	(22,999)	51,271	390,946	52,196	—	—
Transamerica Mid Cap Value Opportunities	412,120	25,890	(37,500)	(12,481)	(2,880)	385,149	36,063	4,511	21,379
Transamerica Small Cap Growth	263,354	10,191	(13,999)	(6,316)	10,530	263,760	42,000	—	10,191
Transamerica Small Cap Value	279,412	46,036	(27,500)	(28,280)	(28,185)	241,483	45,649	5,841	39,194
Transamerica US Growth	—	727,001	(22,000)	1,159	61,055	767,215	33,547	—	—

Total	$14,191,221	$1,532,594	$(2,315,991)	$(1,141,150)	$1,784,948	$14,051,622	1,635,136	$252,095	$145,502

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.1%
International Equity Funds - 11.3%
iShares Core MSCI EAFE ETF	46,488	$3,196,980
iShares Core MSCI Emerging Markets ETF	16,281	790,931
iShares Global REIT ETF (A)	46,878	1,091,788

		5,079,699

U.S. Equity Fund - 15.0%
iShares Core S&P 500 ETF	16,192	6,762,751

U.S. Fixed Income Funds - 18.8%
iShares 0-5 Year TIPS Bond ETF (A)	27,049	2,682,179
iShares Core U.S. Aggregate Bond ETF	57,774	5,775,089

		8,457,268

Total Exchange-Traded Funds (Cost $22,978,369)		20,299,718

INVESTMENT COMPANIES - 54.1%
International Equity Funds - 6.4%
Transamerica Emerging Markets Opportunities (B)	72,377	551,512
Transamerica International Focus (B)	140,618	1,148,852
Transamerica International Stock (B)	110,971	1,164,083

		2,864,447

International Fixed Income Fund - 4.8%
Transamerica Emerging Markets Debt (B)	246,411	2,170,877

U.S. Equity Funds - 14.9%
Transamerica Capital Growth (B)	130,351	757,340
Transamerica Large Cap Value (B)	172,264	2,161,917
Transamerica Mid Cap Growth (B)	88,879	665,704
Transamerica Mid Cap Value Opportunities (B)	61,461	656,404
Transamerica Small Cap Growth (B)	89,525	562,216
Transamerica Small Cap Value (B)	97,314	514,791
Transamerica US Growth (B)	60,930	1,393,477

		6,711,849

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 28.0%
Transamerica Bond (B)	1,148,222	$ 9,369,493
Transamerica High Yield Bond (B)	404,708	3,193,142

		12,562,635

Total Investment Companies (Cost $28,448,720)		24,309,808

OTHER INVESTMENT COMPANY - 7.3%
Securities Lending Collateral - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	3,281,111	3,281,111

Total Other Investment Company (Cost $3,281,111)		3,281,111

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $367,695 on 05/01/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $375,050.	$367,630	367,630

Total Repurchase Agreement (Cost $367,630)		367,630

Total Investments (Cost $55,075,830)		48,258,267
Net Other Assets (Liabilities) - (7.3)%		(3,298,463)

Net Assets - 100.0%		$44,959,804

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,299,718	$—	$—	$20,299,718
Investment Companies	24,309,808	—	—	24,309,808
Other Investment Company	3,281,111	—	—	3,281,111
Repurchase Agreement	—	367,630	—	367,630

Total Investments	$47,890,637	$367,630	$—	$48,258,267

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,208,533, collateralized by cash collateral of $3,281,111. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,625,017	$816,038	$(492,030)	$(88,441)	$508,909	$9,369,493	1,148,222	$173,038	$—
Transamerica Capital Growth	—	795,000	(25,000)	375	(13,035)	757,340	130,351	—	—
Transamerica Emerging Markets Debt	2,092,830	52,487	(187,228)	(38,773)	251,561	2,170,877	246,411	52,487	—
Transamerica Emerging Markets Opportunities	605,076	19,337	(163,003)	(77,744)	167,846	551,512	72,377	19,337	—
Transamerica High Yield Bond	2,847,779	444,916	(147,599)	(27,140)	75,186	3,193,142	404,708	83,914	—
Transamerica International Focus	1,114,064	20,895	(162,727)	(40,897)	217,517	1,148,852	140,618	20,895	—
Transamerica International Stock	1,124,085	29,973	(201,727)	(34,557)	246,309	1,164,083	110,971	29,973	—
Transamerica Large Cap Value	2,300,727	140,716	(222,001)	(30,719)	(26,806)	2,161,917	172,264	15,659	125,057
Transamerica Large Growth	2,100,508	26,827	(2,098,660)	(1,335,091)	1,306,416	—	—	—	26,827
Transamerica Mid Cap Growth	650,166	—	(30,000)	(27,626)	73,164	665,704	88,879	—	—
Transamerica Mid Cap Value Opportunities	681,942	44,742	(43,000)	(16,065)	(11,215)	656,404	61,461	7,797	36,945
Transamerica Small Cap Growth	540,457	20,913	(7,000)	(3,468)	11,314	562,216	89,525	—	20,913
Transamerica Small Cap Value	566,273	97,340	(26,000)	(33,741)	(89,081)	514,791	97,314	12,625	84,715
Transamerica US Growth	—	1,363,000	(85,000)	4,584	110,893	1,393,477	60,930	—	—

Total	$23,248,924	$3,872,184	$(3,890,975)	$(1,749,303)	$2,828,978	$24,309,808	2,824,031	$415,725	$294,457

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 47.3%
International Equity Funds - 14.9%
iShares Core MSCI EAFE ETF	73,500	$5,054,595
iShares Core MSCI Emerging Markets ETF	23,483	1,140,804
iShares Global REIT ETF	61,836	1,440,161

		7,635,560

U.S. Equity Fund - 17.3%
iShares Core S&P 500 ETF	21,281	8,888,222

U.S. Fixed Income Funds - 15.1%
iShares 0-5 Year TIPS Bond ETF (A)	27,044	2,681,683
iShares Core U.S. Aggregate Bond ETF	50,922	5,090,163

		7,771,846

Total Exchange-Traded Funds (Cost $26,751,348)		24,295,628

INVESTMENT COMPANIES - 51.9%
International Equity Funds - 7.8%
Transamerica Emerging Markets Opportunities (B)	114,267	870,712
Transamerica International Focus (B)	189,261	1,546,262
Transamerica International Stock (B)	149,368	1,566,868

		3,983,842

International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (B)	233,154	2,054,089

U.S. Equity Funds - 17.9%
Transamerica Capital Growth (B)	167,069	970,670
Transamerica Large Cap Value (B)	240,271	3,015,406
Transamerica Mid Cap Growth (B)	115,923	868,266
Transamerica Mid Cap Value Opportunities (B)	85,462	912,737
Transamerica Small Cap Growth (B)	120,399	756,103
Transamerica Small Cap Value (B)	140,773	744,689
Transamerica US Growth (B)	85,671	1,959,307

		9,227,178

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 22.2%
Transamerica Bond (B)	1,017,787	$ 8,305,145
Transamerica High Yield Bond (B)	392,107	3,093,722

		11,398,867

Total Investment Companies (Cost $31,034,226)		26,663,976

OTHER INVESTMENT COMPANY - 5.3%
Securities Lending Collateral - 5.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	2,738,205	2,738,205

Total Other Investment Company (Cost $2,738,205)		2,738,205

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $362,464 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $369,734.	$362,401	362,401

Total Repurchase Agreement (Cost $362,401)		362,401

Total Investments (Cost $60,886,180)		54,060,210
Net Other Assets (Liabilities) - (5.2)%		(2,650,081)

Net Assets - 100.0%		$51,410,129

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$24,295,628	$—	$—	$24,295,628
Investment Companies	26,663,976	—	—	26,663,976
Other Investment Company	2,738,205	—	—	2,738,205
Repurchase Agreement	—	362,401	—	362,401

Total Investments	$53,697,809	$362,401	$—	$54,060,210

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,681,683, collateralized by cash collateral of $2,738,205. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$7,165,394	$949,496	$(169,070)	$(27,583)	$386,908	$8,305,145	1,017,787	$147,497	$—
Transamerica Capital Growth	—	1,012,002	(25,000)	375	(16,707)	970,670	167,069	—	—
Transamerica Emerging Markets Debt	1,927,971	73,692	(145,000)	(29,237)	226,663	2,054,089	233,154	49,692	—
Transamerica Emerging Markets Opportunities	766,329	23,799	(32,999)	(15,698)	129,281	870,712	114,267	23,799	—
Transamerica High Yield Bond	2,841,611	258,842	(55,630)	(9,335)	58,234	3,093,722	392,107	83,842	—
Transamerica International Focus	1,505,936	26,484	(218,000)	(63,103)	294,945	1,546,262	189,261	26,484	—
Transamerica International Stock	1,485,492	37,719	(232,000)	(43,234)	318,891	1,566,868	149,368	37,719	—
Transamerica Large Cap Value	3,104,109	282,296	(306,000)	(35,133)	(29,866)	3,015,406	240,271	21,082	161,214
Transamerica Large Growth	3,014,302	202,862	(3,187,054)	(2,151,127)	2,121,017	—	—	—	37,862
Transamerica Mid Cap Growth	1,042,757	—	(245,000)	(229,178)	299,687	868,266	115,923	—	—
Transamerica Mid Cap Value Opportunities	1,044,397	115,921	(214,000)	(77,068)	43,487	912,737	85,462	11,488	54,433
Transamerica Small Cap Growth	769,825	29,032	(54,000)	(26,403)	37,649	756,103	120,399	—	29,032
Transamerica Small Cap Value	805,773	179,148	(79,000)	(83,004)	(78,228)	744,689	140,773	16,751	112,397
Transamerica US Growth	—	1,897,991	(100,000)	5,393	155,923	1,959,307	85,671	—	—

Total	$25,473,896	$5,089,284	$(5,062,753)	$(2,784,335)	$3,947,884	$26,663,976	3,051,512	$418,354	$394,938

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 49.0%
International Equity Funds - 17.4%
iShares Core MSCI EAFE ETF	89,319	$6,142,468
iShares Core MSCI Emerging Markets ETF	30,628	1,487,908
iShares Global REIT ETF	78,794	1,835,113

		9,465,489

U.S. Equity Fund - 21.2%
iShares Core S&P 500 ETF	27,677	11,559,576

U.S. Fixed Income Funds - 10.4%
iShares 0-5 Year TIPS Bond ETF (A)	24,560	2,435,370
iShares Core U.S. Aggregate Bond ETF	32,317	3,230,407

		5,665,777

Total Exchange-Traded Funds (Cost $29,806,590)		26,690,842

INVESTMENT COMPANIES - 50.1%
International Equity Funds - 9.8%
Transamerica Emerging Markets Opportunities (B)	121,917	929,006
Transamerica International Focus (B)	269,186	2,199,250
Transamerica International Stock (B)	212,519	2,229,328

		5,357,584

International Fixed Income Fund - 3.3%
Transamerica Emerging Markets Debt (B)	200,857	1,769,550

U.S. Equity Funds - 21.8%
Transamerica Capital Growth (B)	228,426	1,327,156
Transamerica Large Cap Value (B)	292,712	3,673,532
Transamerica Mid Cap Growth (B)	177,543	1,329,800
Transamerica Mid Cap Value Opportunities (B)	122,594	1,309,309
Transamerica Small Cap Growth (B)	149,994	941,962
Transamerica Small Cap Value (B)	162,843	861,439
Transamerica US Growth (B)	106,779	2,442,034

		11,885,232

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 15.2%
Transamerica Bond (B)	694,816	$ 5,669,695
Transamerica High Yield Bond (B)	330,242	2,605,612

		8,275,307

Total Investment Companies (Cost $32,488,609)		27,287,673

OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	2,486,700	2,486,700

Total Other Investment Company (Cost $2,486,700)		2,486,700

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $371,018 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $378,453.	$370,953	370,953

Total Repurchase Agreement (Cost $370,953)		370,953

Total Investments (Cost $65,152,852)		56,836,168
Net Other Assets (Liabilities) - (4.3)%		(2,358,591)

Net Assets - 100.0%		$54,477,577

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,690,842	$—	$—	$26,690,842
Investment Companies	27,287,673	—	—	27,287,673
Other Investment Company	2,486,700	—	—	2,486,700
Repurchase Agreement	—	370,953	—	370,953

Total Investments	$56,465,215	$370,953	$—	$56,836,168

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,435,370, collateralized by cash collateral of $2,486,700. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,261,006	$300,511	$(145,854)	$(25,806)	$279,838	$5,669,695	694,816	$105,511	$—
Transamerica Capital Growth	—	1,349,998	—	—	(22,842)	1,327,156	228,426	—	—
Transamerica Emerging Markets Debt	1,695,816	46,084	(145,000)	(29,955)	202,605	1,769,550	200,857	44,084	—
Transamerica Emerging Markets Opportunities	781,303	31,969	—	—	115,734	929,006	121,917	24,969	—
Transamerica High Yield Bond	2,230,383	342,987	(7,365)	(1,195)	40,802	2,605,612	330,242	67,987	—
Transamerica International Focus	1,981,881	39,694	(142,000)	(35,078)	354,753	2,199,250	269,186	39,694	—
Transamerica International Stock	2,059,805	58,624	(283,500)	(43,691)	438,090	2,229,328	212,519	58,624	—
Transamerica Large Cap Value	4,007,270	244,764	(480,000)	(63,476)	(35,026)	3,673,532	292,712	26,946	217,818
Transamerica Large Growth	3,226,319	41,205	(3,223,481)	(3,019,948)	2,975,905	—	—	—	41,205
Transamerica Mid Cap Growth	1,182,990	64,000	—	—	82,810	1,329,800	177,543	—	—
Transamerica Mid Cap Value Opportunities	1,475,276	96,792	(208,000)	(76,315)	21,556	1,309,309	122,594	16,868	79,924
Transamerica Small Cap Growth	848,625	80,838	—	—	12,499	941,962	149,994	—	32,838
Transamerica Small Cap Value	1,062,759	182,684	(164,000)	(210,534)	(9,470)	861,439	162,843	23,695	158,989
Transamerica US Growth	—	2,295,000	(50,000)	2,696	194,338	2,442,034	106,779	—	—

Total	$25,813,433	$5,175,150	$(4,849,200)	$(3,503,302)	$4,651,592	$27,287,673	3,070,428	$408,378	$530,774

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 51.8%
International Equity Funds - 20.6%
iShares Core MSCI EAFE ETF	99,526	$6,844,403
iShares Core MSCI Emerging Markets ETF	33,086	1,607,318
iShares Global REIT ETF (A)	82,945	1,931,789

		10,383,510

U.S. Equity Fund - 24.2%
iShares Core S&P 500 ETF	29,198	12,194,836

U.S. Fixed Income Funds - 7.0%
iShares 0-5 Year TIPS Bond ETF (A)	17,664	1,751,562
iShares Core U.S. Aggregate Bond ETF	17,611	1,760,396

		3,511,958

Total Exchange-Traded Funds (Cost $29,168,418)		26,090,304

INVESTMENT COMPANIES - 47.4%
International Equity Funds - 10.8%
Transamerica Emerging Markets Opportunities (B)	144,324	1,099,748
Transamerica International Focus (B)	263,047	2,149,095
Transamerica International Stock (B)	207,509	2,176,771

		5,425,614

International Fixed Income Fund - 2.0%
Transamerica Emerging Markets Debt (B)	113,911	1,003,557

U.S. Equity Funds - 25.6%
Transamerica Capital Growth (B)	249,048	1,446,971
Transamerica Large Cap Value (B)	319,413	4,008,635
Transamerica Mid Cap Growth (B)	179,754	1,346,356
Transamerica Mid Cap Value Opportunities (B)	124,120	1,325,602
Transamerica Small Cap Growth (B)	175,925	1,104,809
Transamerica Small Cap Value (B)	192,670	1,019,222
Transamerica US Growth (B)	116,666	2,668,153

		12,919,748

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.0%
Transamerica Bond (B)	400,011	$ 3,264,093
Transamerica High Yield Bond (B)	160,426	1,265,764

		4,529,857

Total Investment Companies (Cost $28,573,266)		23,878,776

OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	1,926,768	1,926,768

Total Other Investment Company (Cost $1,926,768)		1,926,768

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $414,775 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $423,007.	$414,702	414,702

Total Repurchase Agreement (Cost $414,702)		414,702

Total Investments (Cost $60,083,154)		52,310,550
Net Other Assets (Liabilities) - (3.8)%		(1,932,191)

Net Assets - 100.0%		$50,378,359

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,090,304	$—	$—	$26,090,304
Investment Companies	23,878,776	—	—	23,878,776
Other Investment Company	1,926,768	—	—	1,926,768
Repurchase Agreement	—	414,702	—	414,702

Total Investments	$51,895,848	$414,702	$—	$52,310,550

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,885,759, collateralized by cash collateral of $1,926,768. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,625,617	$613,752	$(110,380)	$(19,605)	$154,709	$3,264,093	400,011	$55,752	$—
Transamerica Capital Growth	—	1,491,002	(20,000)	874	(24,905)	1,446,971	249,048	—	—
Transamerica Emerging Markets Debt	930,021	38,543	(60,000)	(12,573)	107,566	1,003,557	113,911	24,543	—
Transamerica Emerging Markets Opportunities	901,227	64,801	—	—	133,720	1,099,748	144,324	28,801	—
Transamerica High Yield Bond	1,185,042	80,719	(20,192)	(3,389)	23,584	1,265,764	160,426	34,718	—
Transamerica International Focus	2,030,834	40,674	(247,000)	(61,051)	385,638	2,149,095	263,047	40,674	—
Transamerica International Stock	2,085,135	59,344	(361,000)	(57,590)	450,882	2,176,771	207,509	59,344	—
Transamerica Large Cap Value	4,027,123	244,154	(165,000)	(21,798)	(75,844)	4,008,635	319,413	28,022	216,132
Transamerica Large Growth	3,211,493	294,220	(3,459,282)	(3,009,368)	2,962,937	—	—	—	44,220
Transamerica Mid Cap Growth	1,161,080	104,000	—	—	81,276	1,346,356	179,754	—	—
Transamerica Mid Cap Value Opportunities	1,565,616	99,629	(281,250)	(106,098)	47,705	1,325,602	124,120	17,363	82,266
Transamerica Small Cap Growth	976,305	123,779	(10,000)	(4,550)	19,275	1,104,809	175,925	—	37,779
Transamerica Small Cap Value	1,222,877	210,208	(157,000)	(203,257)	(53,606)	1,019,222	192,670	27,266	182,942
Transamerica US Growth	—	2,484,990	(30,000)	831	212,332	2,668,153	116,666	—	—

Total	$21,922,370	$5,949,815	$(4,921,104)	$(3,497,574)	$4,425,269	$23,878,776	2,646,824	$316,483	$563,339

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.9%
International Equity Funds - 22.6%
iShares Core MSCI EAFE ETF	69,289	$4,765,004
iShares Core MSCI Emerging Markets ETF	26,288	1,277,071
iShares Global REIT ETF	54,017	1,258,056

		7,300,131

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	20,004	8,354,871

U.S. Fixed Income Funds - 4.4%
iShares 0-5 Year TIPS Bond ETF (A)	8,076	800,816
iShares Core U.S. Aggregate Bond ETF	6,387	638,445

		1,439,261

Total Exchange-Traded Funds (Cost $19,210,408)		17,094,263

INVESTMENT COMPANIES - 46.2%
International Equity Funds - 12.0%
Transamerica Emerging Markets Opportunities (B)	103,764	790,684
Transamerica International Focus (B)	188,296	1,538,379
Transamerica International Stock (B)	148,101	1,553,584

		3,882,647

International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (B)	55,049	484,980

U.S. Equity Funds - 27.7%
Transamerica Capital Growth (B)	170,854	992,660
Transamerica Large Cap Value (B)	219,865	2,759,300
Transamerica Mid Cap Growth (B)	124,496	932,473
Transamerica Mid Cap Value Opportunities (B)	90,392	965,385
Transamerica Small Cap Growth (B)	125,930	790,842
Transamerica Small Cap Value (B)	144,269	763,182
Transamerica US Growth (B)	76,328	1,745,629

		8,949,471

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 5.0%
Transamerica Bond (B)	136,399	$ 1,113,014
Transamerica High Yield Bond (B)	61,309	483,732

		1,596,746

Total Investment Companies (Cost $17,958,538)		14,913,844

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	817,695	817,695

Total Other Investment Company (Cost $817,695)		817,695

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $292,239 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $298,067.	$292,188	292,188

Total Repurchase Agreement (Cost $292,188)		292,188

Total Investments (Cost $38,278,829)		33,117,990
Net Other Assets (Liabilities) - (2.5)%		(821,987)

Net Assets - 100.0%		$32,296,003

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,094,263	$—	$—	$17,094,263
Investment Companies	14,913,844	—	—	14,913,844
Other Investment Company	817,695	—	—	817,695
Repurchase Agreement	—	292,188	—	292,188

Total Investments	$32,825,802	$292,188	$—	$33,117,990

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $800,816, collateralized by cash collateral of $817,695. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,023,106	$65,662	$(25,194)	$(3,955)	$53,395	$1,113,014	136,399	$20,662	$—
Transamerica Capital Growth	—	1,030,000	(21,000)	745	(17,085)	992,660	170,854	—	—
Transamerica Emerging Markets Debt	301,621	150,741	—	—	32,618	484,980	55,049	9,741	—
Transamerica Emerging Markets Opportunities	814,271	41,022	(186,000)	(89,043)	210,434	790,684	103,764	26,022	—
Transamerica High Yield Bond	308,747	168,625	(51)	—	6,411	483,732	61,309	10,624	—
Transamerica International Focus	1,477,758	43,878	(218,915)	(54,472)	290,130	1,538,379	188,296	28,879	—
Transamerica International Stock	1,486,610	56,286	(271,917)	(41,656)	324,261	1,553,584	148,101	41,286	—
Transamerica Large Cap Value	2,750,139	205,871	(136,501)	(12,951)	(47,258)	2,759,300	219,865	19,157	146,714
Transamerica Large Growth	2,522,102	52,211	(2,538,044)	(2,105,446)	2,069,177	—	—	—	32,211
Transamerica Mid Cap Growth	840,472	38,000	(5,000)	(4,290)	63,291	932,473	124,496	—	—
Transamerica Mid Cap Value Opportunities	1,019,264	106,873	(127,000)	(42,567)	8,815	965,385	90,392	11,654	55,219
Transamerica Small Cap Growth	723,647	66,002	(10,000)	(4,550)	15,743	790,842	125,930	—	28,002
Transamerica Small Cap Value	848,788	187,903	(100,000)	(115,986)	(57,523)	763,182	144,269	18,925	126,979
Transamerica US Growth	—	1,664,000	(60,001)	2,712	138,918	1,745,629	76,328	—	—

Total	$14,116,525	$3,877,074	$(3,699,623)	$(2,471,459)	$3,091,327	$14,913,844	1,645,052	$186,950	$389,125

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.7%
International Equity Funds - 23.6%
iShares Core MSCI EAFE ETF	64,709	$4,450,038
iShares Core MSCI Emerging Markets ETF	22,776	1,106,458
iShares Global REIT ETF	46,483	1,082,589

		6,639,085

U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	17,539	7,325,339

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	5,673	562,535
iShares Core U.S. Aggregate Bond ETF	2,799	279,788

		842,323

Total Exchange-Traded Funds (Cost $16,618,185)		14,806,747

INVESTMENT COMPANIES - 46.4%
International Equity Funds - 13.2%
Transamerica Emerging Markets Opportunities (B)	98,619	751,479
Transamerica International Focus (B)	181,458	1,482,514
Transamerica International Stock (B)	141,238	1,481,582

		3,715,575

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	16,098	141,820

U.S. Equity Funds - 28.7%
Transamerica Capital Growth (B)	150,703	875,585
Transamerica Large Cap Value (B)	195,630	2,455,160
Transamerica Mid Cap Growth (B)	118,345	886,404
Transamerica Mid Cap Value Opportunities (B)	82,219	878,099
Transamerica Small Cap Growth (B)	109,347	686,699
Transamerica Small Cap Value (B)	119,700	633,214
Transamerica US Growth (B)	71,577	1,636,961

		8,052,122

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.0%
Transamerica Bond (B)	86,331	$ 704,459
Transamerica High Yield Bond (B)	53,844	424,829

		1,129,288

Total Investment Companies (Cost $15,788,739)		13,038,805

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	20,250	20,250

Total Other Investment Company (Cost $20,250)		20,250

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $257,582 on 05/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 11/30/2024, and with a value of $262,738.	$257,537	257,537

Total Repurchase Agreement (Cost $257,537)		257,537

Total Investments (Cost $32,684,711)		28,123,339
Net Other Assets (Liabilities) - (0.1)%		(26,493)

Net Assets - 100.0%		$28,096,846

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$14,806,747	$—	$—	$14,806,747
Investment Companies	13,038,805	—	—	13,038,805
Other Investment Company	20,250	—	—	20,250
Repurchase Agreement	—	257,537	—	257,537

Total Investments	$27,865,802	$257,537	$—	$28,123,339

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $19,832, collateralized by cash collateral of $20,250. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$642,374	$40,967	$(10,140)	$(1,652)	$32,910	$704,459	86,331	$12,967	$—
Transamerica Capital Growth	—	905,001	(15,001)	655	(15,070)	875,585	150,703	—	—
Transamerica Emerging Markets Debt	255,757	5,189	(144,000)	(28,960)	53,834	141,820	16,098	5,189	—
Transamerica Emerging Markets Opportunities	689,797	22,044	(62,000)	(30,590)	132,228	751,479	98,619	22,044	—
Transamerica High Yield Bond	268,978	150,289	(50)	—	5,612	424,829	53,844	9,290	—
Transamerica International Focus	1,318,453	26,407	(77,000)	(17,226)	231,880	1,482,514	181,458	26,407	—
Transamerica International Stock	1,347,919	38,363	(165,000)	(24,146)	284,446	1,481,582	141,238	38,363	—
Transamerica Large Cap Value	2,486,368	147,250	(122,400)	(11,215)	(44,843)	2,455,160	195,630	17,025	130,225
Transamerica Large Growth	2,286,629	29,204	(2,284,616)	(1,920,358)	1,889,141	—	—	—	29,204
Transamerica Mid Cap Growth	786,202	50,000	(5,000)	(4,290)	59,492	886,404	118,345	—	—
Transamerica Mid Cap Value Opportunities	933,158	60,258	(79,000)	(29,051)	(7,266)	878,099	82,219	10,501	49,757
Transamerica Small Cap Growth	623,225	61,116	(7,000)	(3,185)	12,543	686,699	109,347	—	24,116
Transamerica Small Cap Value	753,123	123,378	(89,600)	(103,641)	(50,046)	633,214	119,700	16,003	107,375
Transamerica US Growth	—	1,530,999	(25,000)	693	130,269	1,636,961	71,577	—	—

Total	$12,391,983	$3,190,465	$(3,085,807)	$(2,172,966)	$2,715,130	$13,038,805	1,425,109	$157,789	$340,677

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.8%
International Equity Funds - 24.1%
iShares Core MSCI EAFE ETF	2,772	$190,630
iShares Core MSCI Emerging Markets ETF	990	48,094
iShares Global REIT ETF	2,082	48,490

		287,214

U.S. Equity Fund - 25.7%
iShares Core S&P 500 ETF	734	306,563

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	242	23,997
iShares Core U.S. Aggregate Bond ETF	120	11,995

		35,992

Total Exchange-Traded Funds (Cost $655,851)		629,769

INVESTMENT COMPANIES - 46.3%
International Equity Funds - 14.0%
Transamerica Emerging Markets Opportunities (B)	4,736	36,087
Transamerica International Focus (B)	7,985	65,236
Transamerica International Stock (B)	6,246	65,522

		166,845

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	684	6,030

U.S. Equity Funds - 28.8%
Transamerica Capital Growth (B)	6,415	37,271
Transamerica Large Cap Value (B)	8,376	105,113

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	5,141	$ 38,507
Transamerica Mid Cap Value Opportunities (B)	3,658	39,072
Transamerica Small Cap Growth (B)	4,573	28,719
Transamerica Small Cap Value (B)	5,455	28,858
Transamerica US Growth (B)	2,908	66,516

		344,056

U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	2,954	24,107
Transamerica High Yield Bond (B)	1,535	12,110

		36,217

Total Investment Companies (Cost $575,521)		553,148

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	24,503	24,503

Total Other Investment Company (Cost $24,503)		24,503

Total Investments (Cost $1,255,875)		1,207,420
Net Other Assets (Liabilities) - (1.1)%		(13,727)

Net Assets - 100.0%		$1,193,693

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$629,769	$—	$—	$629,769
Investment Companies	553,148	—	—	553,148
Other Investment Company	24,503	—	—	24,503

Total Investments	$1,207,420	$—	$—	$1,207,420

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $23,997, collateralized by cash collateral of $24,503. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$19,702	$5,969	$(2,504)	$(472)	$1,412	$24,107	2,954	$420	$—
Transamerica Capital Growth	—	39,500	(1,600)	38	(667)	37,271	6,415	—	—
Transamerica Emerging Markets Debt	—	6,167	(200)	1	62	6,030	684	68	—
Transamerica Emerging Markets Opportunities	28,848	7,970	(4,796)	(1,709)	5,774	36,087	4,736	872	—
Transamerica High Yield Bond	9,945	3,312	(1,303)	(225)	381	12,110	1,535	312	—
Transamerica International Focus	53,204	12,999	(9,449)	(2,868)	11,350	65,236	7,985	1,049	—
Transamerica International Stock	53,132	10,592	(8,550)	(1,531)	11,879	65,522	6,246	1,492	—
Transamerica Large Cap Value	86,168	27,743	(6,450)	(851)	(1,497)	105,113	8,376	685	5,042
Transamerica Large Growth	85,117	23,373	(107,666)	(14,976)	14,152	—	—	—	1,276
Transamerica Mid Cap Growth	31,878	9,798	(5,574)	(5,337)	7,742	38,507	5,141	—	—
Transamerica Mid Cap Value Opportunities	32,016	10,778	(2,200)	(878)	(644)	39,072	3,658	396	1,880
Transamerica Small Cap Growth	24,592	7,219	(3,487)	(1,983)	2,378	28,719	4,573	—	1,069
Transamerica Small Cap Value	24,754	12,356	(2,199)	(3,195)	(2,858)	28,858	5,455	609	4,084
Transamerica US Growth	—	63,408	(2,300)	115	5,293	66,516	2,908	—	—

Total	$449,356	$241,184	$(158,278)	$(33,871)	$54,757	$553,148	60,666	$5,903	$13,351

(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.4%
International Equity Funds - 23.9%
iShares Core MSCI EAFE ETF	2,850	$195,995
iShares Core MSCI Emerging Markets ETF	1,005	48,823
iShares Global REIT ETF (A)	2,129	49,584

		294,402

U.S. Equity Fund - 25.5%
iShares Core S&P 500 ETF	753	314,498

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	246	24,393
iShares Core U.S. Aggregate Bond ETF	123	12,295

		36,688

Total Exchange-Traded Funds (Cost $680,450)		645,588

INVESTMENT COMPANIES - 46.4%
International Equity Funds - 13.8%
Transamerica Emerging Markets Opportunities (B)	4,827	36,780
Transamerica International Focus (B)	8,170	66,750
Transamerica International Stock (B)	6,350	66,616

		170,146

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	698	6,153

U.S. Equity Funds - 29.1%
Transamerica Capital Growth (B)	6,764	39,298
Transamerica Large Cap Value (B)	8,634	108,354

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	5,310	$ 39,772
Transamerica Mid Cap Value Opportunities (B)	3,784	40,413
Transamerica Small Cap Growth (B)	4,922	30,910
Transamerica Small Cap Value (B)	5,873	31,069
Transamerica US Growth (B)	2,987	68,318

		358,134

U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	3,012	24,580
Transamerica High Yield Bond (B)	1,503	11,857

		36,437

Total Investment Companies (Cost $620,724)		570,870

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	51,308	51,308

Total Other Investment Company (Cost $51,308)		51,308

Total Investments (Cost $1,352,482)		1,267,766
Net Other Assets (Liabilities) - (3.0)%		(36,414)

Net Assets - 100.0%		$1,231,352

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$645,588	$—	$—	$645,588
Investment Companies	570,870	—	—	570,870
Other Investment Company	51,308	—	—	51,308

Total Investments	$1,267,766	$—	$—	$1,267,766

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,012, collateralized by cash collateral of $51,308. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$18,024	$6,464	$(854)	$(156)	$1,102	$24,580	3,012	$397	$—
Transamerica Capital Growth	—	40,073	—	—	(775)	39,298	6,764	—	—
Transamerica Emerging Markets Debt	—	6,093	—	—	60	6,153	698	63	—
Transamerica Emerging Markets Opportunities	27,740	9,261	(4,296)	(2,105)	6,180	36,780	4,827	887	—
Transamerica High Yield Bond	10,530	2,160	(1,002)	(180)	349	11,857	1,503	299	—
Transamerica International Focus	52,235	12,301	(6,196)	(1,886)	10,296	66,750	8,170	1,010	—
Transamerica International Stock	52,349	10,599	(6,499)	(1,355)	11,522	66,616	6,350	1,458	—
Transamerica Large Cap Value	86,946	29,286	(6,000)	(834)	(1,044)	108,354	8,634	646	4,712
Transamerica Large Growth	81,656	18,389	(99,537)	(35,260)	34,752	—	—	—	1,171
Transamerica Mid Cap Growth	30,936	8,448	(1,976)	(1,796)	4,160	39,772	5,310	—	—
Transamerica Mid Cap Value Opportunities	31,527	11,154	(1,000)	(413)	(855)	40,413	3,784	366	1,736
Transamerica Small Cap Growth	23,668	7,919	(1,150)	(577)	1,050	30,910	4,922	—	971
Transamerica Small Cap Value	25,422	14,746	(3,500)	(4,995)	(604)	31,069	5,873	567	3,803
Transamerica US Growth	—	63,107	—	—	5,211	68,318	2,987	—	—

Total	$441,033	$240,000	$(132,010)	$(49,557)	$71,404	$570,870	62,834	$5,693	$12,393

(C)	Rate disclosed reflects the yield at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.7%
International Equity Funds - 9.1%
iShares Core MSCI EAFE ETF	38,693	$2,660,918
iShares Core MSCI Emerging Markets ETF	8,781	426,581
iShares Global REIT ETF	35,841	834,737

		3,922,236

U.S. Equity Fund - 12.7%
iShares Core S&P 500 ETF	13,220	5,521,465

U.S. Fixed Income Funds - 23.9%
iShares 0-5 Year TIPS Bond ETF (A)	41,452	4,110,380
iShares Core U.S. Aggregate Bond ETF	62,600	6,257,496

		10,367,876

Total Exchange-Traded Funds (Cost $21,649,665)		19,811,577

INVESTMENT COMPANIES - 53.3%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (B)	55,618	423,807
Transamerica International Focus (B)	106,164	867,362
Transamerica International Stock (B)	83,824	879,318

		2,170,487

International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (B)	248,294	2,187,472

U.S. Equity Funds - 13.3%
Transamerica Capital Growth (B)	107,858	626,653
Transamerica Large Cap Value (B)	145,936	1,831,499
Transamerica Mid Cap Growth (B)	84,110	629,987
Transamerica Mid Cap Value Opportunities (B)	58,534	625,148
Transamerica Small Cap Growth (B)	67,346	422,934
Transamerica Small Cap Value (B)	73,354	388,041
Transamerica US Growth (B)	55,048	1,258,938

		5,783,200

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.9%
Transamerica Bond (B)	1,217,930	$ 9,938,307
Transamerica High Yield Bond (B)	384,618	3,034,634

		12,972,941

Total Investment Companies (Cost $27,175,952)		23,114,100

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	577,125	577,125

Total Other Investment Company (Cost $577,125)		577,125

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.10% (C), dated 04/28/2023, to be repurchased at $449,551 on 05/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $458,517.	$449,472	449,472

Total Repurchase Agreement (Cost $449,472)		449,472

Total Investments (Cost $49,852,214)		43,952,274
Net Other Assets (Liabilities) - (1.4)%		(592,021)

Net Assets - 100.0%		$43,360,253

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,811,577	$—	$—	$19,811,577
Investment Companies	23,114,100	—	—	23,114,100
Other Investment Company	577,125	—	—	577,125
Repurchase Agreement	—	449,472	—	449,472

Total Investments	$43,502,802	$449,472	$—	$43,952,274

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,160,172, collateralized by cash collateral of $577,125 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $607,500. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2023	Shares as of April 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,731,157	$236,794	$(491,430)	$(86,848)	$548,634	$9,938,307	1,217,930	$189,795	$—
Transamerica Capital Growth	—	647,002	(10,000)	437	(10,786)	626,653	107,858	—	—
Transamerica Emerging Markets Debt	2,130,876	53,732	(214,000)	(43,617)	260,481	2,187,472	248,294	53,732	—
Transamerica Emerging Markets Opportunities	374,732	11,975	(20,000)	(7,237)	64,337	423,807	55,618	11,975	—
Transamerica High Yield Bond	2,991,754	86,308	(93,519)	(15,511)	65,602	3,034,634	384,618	86,308	—
Transamerica International Focus	838,260	16,127	(119,000)	(31,188)	163,163	867,362	106,164	16,127	—
Transamerica International Stock	906,455	23,240	(212,755)	(40,612)	202,990	879,318	83,824	23,240	—
Transamerica Large Cap Value	1,942,943	116,540	(183,629)	(20,627)	(23,728)	1,831,499	145,936	13,103	103,437
Transamerica Large Growth	1,541,224	19,684	(1,539,869)	(1,528,860)	1,507,821	—	—	—	19,684
Transamerica Mid Cap Growth	624,099	—	(38,000)	(34,670)	78,558	629,987	84,110	—	—
Transamerica Mid Cap Value Opportunities	727,229	45,072	(120,817)	(43,554)	17,218	625,148	58,534	7,855	37,217
Transamerica Small Cap Growth	427,084	16,526	(27,000)	(13,120)	19,444	422,934	67,346	—	16,526
Transamerica Small Cap Value	501,904	81,193	(96,499)	(114,827)	16,270	388,041	73,354	10,532	70,661
Transamerica US Growth	—	1,185,002	(26,999)	748	100,187	1,258,938	55,048	—	—

Total	$22,737,717	$2,539,195	$(3,193,517)	$(1,979,486)	$3,010,191	$23,114,100	2,688,634	$412,667	$247,525

(C)	Rates disclosed reflect the yields at April 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2023

(unaudited)

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Assets:
Affiliated investments, at value (A)	$14,082,605		$14,051,622	$24,309,808	$26,663,976	$27,287,673
Unaffiliated investments, at value (B) (C)	12,125,983		14,427,419	23,580,829	27,033,833	29,177,542
Repurchase agreements, at value (D)	254,446		198,973	367,630	362,401	370,953
Receivables and other assets:
Investments sold	6,954		55,073	—	100,367	125,528
Net income from securities lending	159		283	328	294	504
Shares of beneficial interest sold	—		610	336	5,699	23,160
Dividends from affiliated investments	26,617		26,287	42,343	38,765	28,607
Interest	45		35	64	63	65
Due from investment manager	22,986		22,989	22,849	20,254	20,277
Prepaid expenses	100		99	171	192	216
Total assets	26,519,895		28,783,390	48,324,358	54,225,844	57,034,525

Liabilities:
Cash collateral received upon return of:
Securities on loan	122,917		2,511,506	3,281,111	2,738,205	2,486,700
Payables and other liabilities:
Investments purchased	26,617		26,287	42,343	38,765	28,607
Shares of beneficial interest redeemed	21,967		972	4,686	—	735
Distribution and service fees	9,987		9,908	16,909	18,346	20,336
Transfer agent fees	3,149		3,124	5,377	5,878	6,455
Trustees, CCO and deferred compensation fees	69		73	112	127	123
Audit and tax fees	6,789		6,790	6,769	6,759	6,757
Custody fees	215		145	498	730	266
Legal fees	312		319	520	575	606
Printing and shareholder reports fees	1,430		1,508	2,006	2,085	2,097
Registration fees	2,613		2,613	2,613	2,613	2,613
Other accrued expenses	1,492		1,501	1,610	1,632	1,653
Total liabilities	197,557		2,564,746	3,364,554	2,815,715	2,556,948
Net assets	$26,322,338		$26,218,644	$44,959,804	$51,410,129	$54,477,577

Net assets consist of:
Paid-in capital	$30,989,586		$31,536,377	$53,708,915	$61,276,197	$65,980,482
Total distributable earnings (accumulated losses)	(4,667,248)		(5,317,733)	(8,749,111)	(9,866,068)	(11,502,905)
Net assets	$26,322,338		$26,218,644	$44,959,804	$51,410,129	$54,477,577
Net assets by class:
Class R1	$25,964,892		$25,810,838	$43,688,575	$47,190,674	$52,781,479
Class R3	11,973		10,146	824,980	1,387,130	755,236
Class R6	345,473		397,660	446,249	2,832,325	940,862
Shares outstanding (unlimited shares, no par value):
Class R1	3,764,317		3,572,743	5,839,821	7,039,491	8,334,552
Class R3	1,742		1,409	111,029	209,073	120,714
Class R6	49,695		54,650	59,140	416,912	146,293
Net asset value per share:
Class R1	$6.90		$7.22	$7.48	$6.70	$6.33
Class R3	6.88	(E)	7.20	7.43	6.63	6.26
Class R6	6.95		7.28	7.55	6.79	6.43

(A) Affiliated investments, at cost	$16,568,915		$16,549,744	$28,448,720	$31,034,226	$32,488,609
(B) Unaffiliated investments, at cost	$13,254,174		$15,953,569	$26,259,480	$29,489,553	$32,293,290
(C) Securities on loan, at value	$120,380		$2,459,664	$3,208,533	$2,681,683	$2,435,370
(D) Repurchase agreements, at cost	$254,446		$198,973	$367,630	$362,401	$370,953

(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Assets:
Affiliated investments, at value (A)	$23,878,776	$14,913,844	$13,038,805	$553,148	$570,870
Unaffiliated investments, at value (B) (C)	28,017,072	17,911,958	14,826,997	654,272	696,896
Repurchase agreements, at value (D)	414,702	292,188	257,537	—	—
Cash	—	—	—	10,021	14,989
Receivables and other assets:
Investments sold	40,002	—	—	—	—
Net income from securities lending	392	121	252	22	24
Shares of beneficial interest sold	1,184	1,121	1,112	2,797	2,155
Dividends from affiliated investments	15,573	5,504	4,012	125	120
Interest	73	51	45	—	—
Due from investment manager	20,739	22,962	23,410	8,169	8,404
Prepaid expenses	197	128	108	4	4
Total assets	52,388,710	33,147,877	28,152,278	1,228,558	1,293,462

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,926,768	817,695	20,250	24,503	51,308
Payables and other liabilities:
Investments purchased	15,573	5,504	4,012	125	531
Shares of beneficial interest redeemed	29,367	—	4,574	—	—
Distribution and service fees	18,818	11,931	10,411	219	193
Transfer agent fees	6,002	3,813	3,324	96	80
Trustees, CCO and deferred compensation fees	105	74	64	5	5
Audit and tax fees	6,759	6,781	6,785	6,810	6,810
Custody fees	273	100	252	115	188
Legal fees	543	357	309	11	11
Printing and shareholder reports fees	1,920	1,495	1,360	327	331
Registration fees	2,613	2,613	2,613	1,275	1,275
Other accrued expenses	1,610	1,511	1,478	1,379	1,378
Total liabilities	2,010,351	851,874	55,432	34,865	62,110
Net assets	$50,378,359	$32,296,003	$28,096,846	$1,193,693	$1,231,352

Net assets consist of:
Paid-in capital	$61,283,813	$39,764,980	$34,725,341	$1,381,244	$1,386,450
Total distributable earnings (accumulated losses)	(10,905,454)	(7,468,977)	(6,628,495)	(187,551)	(155,098)
Net assets	$50,378,359	$32,296,003	$28,096,846	$1,193,693	$1,231,352
Net assets by class:
Class R1	$48,589,644	$30,784,685	$26,887,049	$371,700	$372,401
Class R3	1,238,290	880,636	696,912	398,259	333,305
Class R6	550,425	630,682	512,885	423,734	525,646
Shares outstanding (unlimited shares, no par value):
Class R1	7,916,601	5,489,315	4,794,750	42,715	40,913
Class R3	204,429	159,351	126,576	46,984	37,401
Class R6	87,401	110,291	89,388	49,156	58,279
Net asset value per share:
Class R1	$6.14	$5.61	$5.61	$8.70	$9.10
Class R3	6.06	5.53	5.51	8.48	8.91
Class R6	6.30	5.72	5.74	8.62	9.02

(A) Affiliated investments, at cost	$28,573,266	$17,958,538	$15,788,739	$575,521	$620,724
(B) Unaffiliated investments, at cost	$31,095,186	$20,028,103	$16,638,435	$680,354	$731,758
(C) Securities on loan, at value	$1,885,759	$800,816	$19,832	$23,997	$50,012
(D) Repurchase agreements, at cost	$414,702	$292,188	$257,537	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2023

(unaudited)

Transamerica ClearTrack® Retirement Income
Assets:
Affiliated investments, at value (A)	$23,114,100
Unaffiliated investments, at value (B) (C)	20,388,702
Repurchase agreements, at value (D)	449,472
Receivables and other assets:
Net income from securities lending	262
Shares of beneficial interest sold	539
Dividends from affiliated investments	43,404
Interest	78
Due from investment manager	23,076
Prepaid expenses	162
Total assets	44,019,795

Liabilities:
Cash collateral received upon return of:
Securities on loan	577,125
Payables and other liabilities:
Investments purchased	43,404
Shares of beneficial interest redeemed	2,427
Distribution and service fees	16,273
Transfer agent fees	5,183
Trustees, CCO and deferred compensation fees	118
Audit and tax fees	6,778
Custody fees	218
Legal fees	515
Printing and shareholder reports fees	2,064
Registration fees	2,613
Other accrued expenses	2,824
Total liabilities	659,542
Net assets	$43,360,253

Net assets consist of:
Paid-in capital	$51,362,702
Total distributable earnings (accumulated losses)	(8,002,449)
Net assets	$43,360,253
Net assets by class:
Class R1	$41,939,357
Class R3	1,024,982
Class R6	395,914
Shares outstanding (unlimited shares, no par value):
Class R1	5,660,512
Class R3	139,326
Class R6	52,908
Net asset value per share:
Class R1	$7.41
Class R3	7.36
Class R6	7.48

(A) Affiliated investments, at cost	$27,175,952
(B) Unaffiliated investments, at cost	$22,226,790
(C) Securities on loan, at value	$1,160,172
(D) Repurchase agreements, at cost	$449,472

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS

For the period ended April 30, 2023

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Investment Income:
Dividend income from affiliated investments	$253,004	$252,095	$415,725	$418,354	$408,378
Dividend income from unaffiliated investments	111,359	111,066	189,641	207,926	218,909
Interest income from unaffiliated investments	1,989	1,881	3,580	4,536	4,602
Net income from securities lending	5,833	4,595	8,193	4,239	7,389
Total investment income	372,185	369,637	617,139	635,055	639,278

Expenses:
Investment management fees	12,995	13,001	22,068	24,714	26,296
Distribution and service fees:
Class R1	63,929	63,988	107,766	114,551	127,590
Class R3	14	12	652	1,147	675
Transfer agent fees
Class R1	20,138	20,156	33,946	36,083	40,191
Class R3	9	8	411	723	425
Class R6	15	15	19	101	38
Trustees, CCO and deferred compensation fees	482	273	564	689	738
Audit and tax fees	11,490	11,494	11,609	11,642	11,656
Custody fees	550	476	634	788	517
Legal fees	681	681	1,147	1,293	1,372
Printing and shareholder reports fees	2,056	2,132	3,005	3,194	3,262
Registration fees	47,648	47,648	47,648	47,648	47,648
Filing fees	4,038	4,980	5,045	5,055	5,062
Other	393	404	659	733	759
Total expenses before waiver and/or reimbursement and recapture	164,438	165,268	235,173	248,361	266,229
Expenses waived and/or reimbursed:
Class R1	(55,347)	(55,393)	(51,131)	(47,162)	(50,629)
Class R3	(43)	(36)	(774)	(1,124)	(612)
Class R6	(882)	(861)	(604)	(2,769)	(1,008)
Recapture of previously waived and/or reimbursed fees:
Class R3	5	4	156	178	76
Class R6	—	—	—	1	1
Net expenses	108,171	108,982	182,820	197,485	214,057

Net investment income (loss)	264,014	260,655	434,319	437,570	425,221

Net realized gain (loss) on:
Affiliated investments	(964,894)	(1,141,150)	(1,749,303)	(2,784,335)	(3,503,302)
Unaffiliated investments	(163,924)	(258,235)	(303,864)	(367,525)	(182,107)
Capital gain distributions received from affiliated investment companies	149,136	145,502	294,457	394,938	530,774
Net realized gain (loss)	(979,682)	(1,253,883)	(1,758,710)	(2,756,922)	(3,154,635)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,597,499	1,784,948	2,828,978	3,947,884	4,651,592
Unaffiliated investments	1,086,916	1,181,617	2,026,572	2,621,404	2,810,685
Net change in unrealized appreciation (depreciation)	2,684,415	2,966,565	4,855,550	6,569,288	7,462,277
Net realized and change in unrealized gain (loss)	1,704,733	1,712,682	3,096,840	3,812,366	4,307,642
Net increase (decrease) in net assets resulting from operations	$1,968,747	$1,973,337	$3,531,159	$4,249,936	$4,732,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Investment Income:
Dividend income from affiliated investments	$316,483	$186,950	$157,789	$5,903	$5,693
Dividend income from unaffiliated investments	205,888	132,589	112,532	4,464	4,312
Interest income from unaffiliated investments	4,124	2,825	2,328	—	—
Net income from securities lending	4,453	2,553	1,501	213	226
Total investment income	530,948	324,917	274,150	10,580	10,231

Expenses:
Investment management fees	24,022	15,444	13,474	538	516
Distribution and service fees:
Class R1	116,232	74,401	64,766	877	879
Class R3	1,201	622	645	396	238
Transfer agent fees
Class R1	36,613	23,436	20,401	276	277
Class R3	756	392	407	250	150
Class R6	22	24	20	15	18
Trustees, CCO and deferred compensation fees	672	422	380	22	21
Audit and tax fees	11,622	11,515	11,488	11,318	11,318
Custody fees	503	397	424	449	528
Legal fees	1,249	801	700	28	27
Printing and shareholder reports fees	3,000	2,225	2,014	466	468
Registration fees	47,648	47,648	47,648	25,696	25,736
Filing fees	5,041	4,983	4,968	4,851	4,851
Other	687	448	392	14	12
Total expenses before waiver and/or reimbursement and recapture	249,268	182,758	167,727	45,196	45,039
Expenses waived and/or reimbursed:
Class R1	(51,487)	(56,779)	(57,397)	(14,908)	(15,564)
Class R3	(1,161)	(1,197)	(1,261)	(12,552)	(7,888)
Class R6	(654)	(1,202)	(1,164)	(16,141)	(20,241)
Recapture of previously waived and/or reimbursed fees:
Class R1	—	—	—	354	353
Class R3	97	248	117	—	—
Net expenses	196,063	123,828	108,022	1,949	1,699

Net investment income (loss)	334,885	201,089	166,128	8,631	8,532

Net realized gain (loss) on:
Affiliated investments	(3,497,574)	(2,471,458)	(2,172,966)	(33,871)	(49,557)
Unaffiliated investments	(180,897)	(122,051)	(100,019)	(14,146)	(5,388)
Capital gain distributions received from affiliated investment companies	563,339	389,125	340,677	13,351	12,393
Net realized gain (loss)	(3,115,132)	(2,204,384)	(1,932,308)	(34,666)	(42,552)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,425,269	3,091,327	2,715,130	54,757	71,404
Unaffiliated investments	2,890,495	1,980,761	1,756,532	79,304	69,373
Net change in unrealized appreciation (depreciation)	7,315,764	5,072,088	4,471,662	134,061	140,777
Net realized and change in unrealized gain (loss)	4,200,632	2,867,704	2,539,354	99,395	98,225
Net increase (decrease) in net assets resulting from operations	$4,535,517	$3,068,793	$2,705,482	$108,026	$106,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2023

(unaudited)

Transamerica ClearTrack® Retirement Income
Investment Income:
Dividend income from affiliated investments	$412,667
Dividend income from unaffiliated investments	181,996
Interest income from unaffiliated investments	3,425
Net income from securities lending	6,470
Total investment income	604,558

Expenses:
Investment management fees	21,183
Distribution and service fees:
Class R1	103,248
Class R3	861
Transfer agent fees
Class R1	32,523
Class R3	542
Class R6	14
Trustees, CCO and deferred compensation fees	569
Audit and tax fees	11,605
Custody fees	563
Legal fees	1,107
Printing and shareholder reports fees	3,013
Registration fees	47,648
Filing fees	5,047
Other	5,375
Total expenses before waiver and/or reimbursement and recapture	233,298
Expenses waived and/or reimbursed:
Class R1	(54,151)
Class R3	(1,065)
Class R6	(499)
Recapture of previously waived and/or reimbursed fees:
Class R3	162
Class R6	2
Net expenses	177,747

Net investment income (loss)	426,811

Net realized gain (loss) on:
Affiliated investments	(1,979,486)
Unaffiliated investments	(285,731)
Capital gain distributions received from affiliated investment companies	247,525
Net realized gain (loss)	(2,017,692)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,010,191
Unaffiliated investments	1,792,668
Net change in unrealized appreciation (depreciation)	4,802,859
Net realized and change in unrealized gain (loss)	2,785,167
Net increase (decrease) in net assets resulting from operations	$3,211,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$264,014	$973,888	$260,655	$1,008,348	$434,319	$1,616,468
Net realized gain (loss)	(979,682)	8,453,646	(1,253,883)	4,470,143	(1,758,710)	8,021,549
Net change in unrealized appreciation (depreciation)	2,684,415	(15,092,040)	2,966,565	(11,497,571)	4,855,550	(19,678,411)
Net increase (decrease) in net assets resulting from operations	1,968,747	(5,664,506)	1,973,337	(6,019,080)	3,531,159	(10,040,394)

Dividends and/or distributions to shareholders:
Class R1	(8,812,376)	(1,978,593)	(5,125,201)	(2,006,014)	(8,900,365)	(2,994,648)
Class R3	(3,961)	(791)	(1,976)	(646)	(73,075)	(609)
Class R6	(190,086)	(39,188)	(89,015)	(36,709)	(132,356)	(86,551)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,006,423)	(2,018,572)	(5,216,192)	(2,043,369)	(9,105,796)	(3,081,808)

Capital share transactions:
Proceeds from shares sold:
Class R1	5,709	1,017,882	7,457	1,187,743	93,917	2,159,366
Class R3	—	—	—	—	545,400	408,905
Class R6	2,968	19,163	11,926	55,526	38,077	342,982
8,677	1,037,045	19,383	1,243,269	677,394	2,911,253
Dividends and/or distributions reinvested:
Class R1	8,812,376	1,978,593	5,125,201	2,006,014	8,900,365	2,994,648
Class R3	3,961	791	1,976	646	73,075	609
Class R6	190,086	39,188	89,015	36,709	132,356	86,551
9,006,423	2,018,572	5,216,192	2,043,369	9,105,796	3,081,808
Cost of shares redeemed:
Class R1	(1,499,035)	(5,134,820)	(1,767,888)	(6,788,516)	(2,563,762)	(8,472,697)
Class R3	—	—	—	—	(82,532)	(74,656)
Class R6	(222,504)	(2,522)	(105,822)	(90,205)	(290,352)	(950,822)
(1,721,539)	(5,137,342)	(1,873,710)	(6,878,721)	(2,936,646)	(9,498,175)
Net increase (decrease) in net assets resulting from capital share transactions	7,293,561	(2,081,725)	3,361,865	(3,592,083)	6,846,544	(3,505,114)
Contributions from affiliate, Transamerica Capital, Inc.:
Class R3	—	48	(A)	—	41	(A)	—	41	(A)
—	48	—	41	—	41
Net increase (decrease) in net assets	255,885	(9,764,755)	119,010	(11,654,491)	1,271,907	(16,627,275)

Net assets:
Beginning of period/year	26,066,453	35,831,208	26,099,634	37,754,125	43,687,897	60,315,172
End of period/year	$26,322,338	$26,066,453	$26,218,644	$26,099,634	$44,959,804	$43,687,897

Capital share transactions - shares:
Shares issued:
Class R1	833	94,628	941	120,060	12,159	216,756
Class R3	—	—	—	—	74,231	44,584
Class R6	293	1,757	1,505	5,881	4,512	34,107
1,126	96,385	2,446	125,941	90,902	295,447
Shares reinvested:
Class R1	1,339,267	167,962	743,861	197,832	1,250,051	281,188
Class R3	605	68	288	64	10,336	57
Class R6	28,714	3,310	12,845	3,602	18,460	8,081
1,368,586	171,340	756,994	201,498	1,278,847	289,326
Shares redeemed:
Class R1	(200,263)	(479,616)	(237,858)	(740,496)	(337,315)	(866,298)
Class R3	—	—	—	—	(11,123)	(8,070)
Class R6	(33,598)	(236)	(14,224)	(10,066)	(38,434)	(99,347)
(233,861)	(479,852)	(252,082)	(750,562)	(386,872)	(973,715)
Net increase (decrease) in shares outstanding:
Class R1	1,139,837	(217,026)	506,944	(422,604)	924,895	(368,354)
Class R3	605	68	288	64	73,444	36,571
Class R6	(4,591)	4,831	126	(583)	(15,462)	(57,159)
1,135,851	(212,127)	507,358	(423,123)	982,877	(388,942)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035	Transamerica ClearTrack® 2040
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$437,570	$1,813,340	$425,221	$1,949,154	$334,885	$1,809,096
Net realized gain (loss)	(2,756,922)	19,706,242	(3,154,635)	24,709,596	(3,115,132)	23,731,307
Net change in unrealized appreciation (depreciation)	6,569,288	(33,057,895)	7,462,277	(39,387,137)	7,315,764	(37,339,371)
Net increase (decrease) in net assets resulting from operations	4,249,936	(11,538,313)	4,732,863	(12,728,387)	4,535,517	(11,798,968)

Dividends and/or distributions to shareholders:
Class R1	(19,428,178)	(3,110,618)	(24,664,916)	(3,527,833)	(23,369,861)	(3,438,261)
Class R3	(313,226)	(725)	(257,056)	(817)	(549,505)	(890)
Class R6	(1,189,931)	(62,017)	(619,608)	(68,980)	(382,960)	(54,494)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(20,931,335)	(3,173,360)	(25,541,580)	(3,597,630)	(24,302,326)	(3,493,645)

Capital share transactions:
Proceeds from shares sold:
Class R1	488,569	1,046,563	249,663	1,935,832	385,488	1,570,311
Class R3	794,325	831,398	464,106	301,267	771,071	504,137
Class R6	194,289	2,293,374	80,531	582,855	56,986	130,148
1,477,183	4,171,335	794,300	2,819,954	1,213,545	2,204,596
Dividends and/or distributions reinvested:
Class R1	19,428,178	3,110,618	24,664,916	3,527,833	23,369,861	3,438,261
Class R3	313,226	725	257,056	817	549,505	890
Class R6	1,189,931	62,017	619,608	68,980	382,960	54,494
20,931,335	3,173,360	25,541,580	3,597,630	24,302,326	3,493,645
Cost of shares redeemed:
Class R1	(3,110,032)	(7,236,306)	(1,870,437)	(5,687,672)	(1,360,031)	(3,405,554)
Class R3	(44,470)	(255,984)	(46,048)	(4,044)	(59,730)	(29,997)
Class R6	(360,440)	(286,607)	(448,755)	(206,573)	(280,112)	(77,989)
(3,514,942)	(7,778,897)	(2,365,240)	(5,898,289)	(1,699,873)	(3,513,540)
Net increase (decrease) in net assets resulting from capital share transactions	18,893,576	(434,202)	23,970,640	519,295	23,815,998	2,184,701
Contributions from affiliate, Transamerica Capital, Inc.:
Class R3	—	49	(A)	—	49	(A)	—	50	(A)
—	49	—	49	—	50
Net increase (decrease) in net assets	2,212,177	(15,145,826)	3,161,923	(15,806,673)	4,049,189	(13,107,862)

Net assets:
Beginning of period/year	49,197,952	64,343,778	51,315,654	67,122,327	46,329,170	59,437,032
End of period/year	$51,410,129	$49,197,952	$54,477,577	$51,315,654	$50,378,359	$46,329,170

Capital share transactions - shares:
Shares issued:
Class R1	71,119	85,725	36,356	151,497	54,621	117,280
Class R3	113,516	76,161	57,228	25,761	76,746	42,201
Class R6	27,816	196,730	10,233	46,183	7,807	10,031
212,451	358,616	103,817	223,441	139,174	169,512
Shares reinvested:
Class R1	3,059,556	234,057	4,124,568	251,808	4,050,236	239,600
Class R3	49,877	55	43,569	59	96,574	62
Class R6	185,348	4,635	102,246	4,889	64,799	3,753
3,294,781	238,747	4,270,383	256,756	4,211,609	243,415
Shares redeemed:
Class R1	(364,860)	(614,236)	(284,701)	(450,719)	(174,821)	(269,288)
Class R3	(6,808)	(24,728)	(6,533)	(346)	(9,618)	(2,505)
Class R6	(50,436)	(24,072)	(73,865)	(16,527)	(47,530)	(6,028)
(422,104)	(663,036)	(365,099)	(467,592)	(231,969)	(277,821)
Net increase (decrease) in shares outstanding:
Class R1	2,765,815	(294,454)	3,876,223	(47,414)	3,930,036	87,592
Class R3	156,585	51,488	94,264	25,474	163,702	39,758
Class R6	162,728	177,293	38,614	34,545	25,076	7,756
3,085,128	(65,673)	4,009,101	12,605	4,118,814	135,106

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$201,089	$1,249,869	$166,128	$1,093,307	$8,631	$38,481
Net realized gain (loss)	(2,204,384)	17,320,105	(1,932,308)	15,479,923	(34,666)	234,577
Net change in unrealized appreciation (depreciation)	5,072,088	(26,693,928)	4,471,662	(23,694,303)	134,061	(494,053)
Net increase (decrease) in net assets resulting from operations	3,068,793	(8,123,954)	2,705,482	(7,121,073)	108,026	(220,995)

Dividends and/or distributions to shareholders:
Class R1	(17,117,067)	(2,171,567)	(15,287,813)	(1,795,304)	(114,321)	(18,217)
Class R3	(193,546)	(861)	(251,395)	(847)	(97,569)	(701)
Class R6	(392,973)	(46,020)	(373,761)	(51,931)	(142,932)	(28,579)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(17,703,586)	(2,218,448)	(15,912,969)	(1,848,082)	(354,822)	(47,497)

Capital share transactions:
Proceeds from shares sold:
Class R1	207,361	858,936	237,556	2,005,600	—	—
Class R3	799,329	546,086	357,589	463,459	230,171	399,224
Class R6	36,685	147,597	47,537	98,712	21,129	80,623
1,043,375	1,552,619	642,682	2,567,771	251,300	479,847
Dividends and/or distributions reinvested:
Class R1	17,117,067	2,171,567	15,287,813	1,795,304	114,321	18,217
Class R3	193,546	861	251,395	847	97,569	701
Class R6	392,973	46,020	373,761	51,931	142,932	28,579
17,703,586	2,218,448	15,912,969	1,848,082	354,822	47,497
Cost of shares redeemed:
Class R1	(1,549,512)	(3,435,422)	(1,277,175)	(3,484,901)	—	—
Class R3	(233,785)	(248,786)	(67,124)	(95,695)	(79,176)	(182,089)
Class R6	(150,430)	(42,697)	(191,224)	(173,706)	(46,185)	(124,824)
(1,933,727)	(3,726,905)	(1,535,523)	(3,754,302)	(125,361)	(306,913)
Net increase (decrease) in net assets resulting from capital share transactions	16,813,234	44,162	15,020,128	661,551	480,761	220,431
Contributions from affiliate, Transamerica Capital, Inc.:
Class R1	—	—	—	—	—	2,630	(A)
Class R3	—	50	(A)	—	51	(A)	—	51	(A)
—	50	—	51	—	2,681
Net increase (decrease) in net assets	2,178,441	(10,298,190)	1,812,641	(8,307,553)	233,965	(45,380)

Net assets:
Beginning of period/year	30,117,562	40,415,752	26,284,205	34,591,758	959,728	1,005,108
End of period/year	$32,296,003	$30,117,562	$28,096,846	$26,284,205	$1,193,693	$959,728

Capital share transactions - shares:
Shares issued:
Class R1	33,373	59,142	33,517	134,693	—	—
Class R3	140,394	43,091	58,318	35,845	24,145	31,823
Class R6	5,072	10,964	7,430	6,574	2,153	5,941
178,839	113,197	99,265	177,112	26,298	37,764
Shares reinvested:
Class R1	3,254,195	143,717	2,911,964	112,982	14,079	1,225
Class R3	37,364	57	48,815	54	12,319	47
Class R6	73,453	3,022	69,731	3,240	17,778	1,919
3,365,012	146,796	3,030,510	116,276	44,176	3,191
Shares redeemed:
Class R1	(262,965)	(254,495)	(191,876)	(244,996)	—	—
Class R3	(41,174)	(21,331)	(9,801)	(7,576)	(8,479)	(13,870)
Class R6	(24,982)	(3,235)	(35,848)	(12,649)	(5,767)	(9,862)
(329,121)	(279,061)	(237,525)	(265,221)	(14,246)	(23,732)
Net increase (decrease) in shares outstanding:
Class R1	3,024,603	(51,636)	2,753,605	2,679	14,079	1,225
Class R3	136,584	21,817	97,332	28,323	27,985	18,000
Class R6	53,543	10,751	41,313	(2,835)	14,164	(2,002)
3,214,730	(19,068)	2,892,250	28,167	56,228	17,223

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica ClearTrack® 2060	Transamerica ClearTrack® Retirement Income
April 30, 2023 (unaudited)	October 31, 2022	April 30, 2023 (unaudited)	October 31, 2022
From operations:
Net investment income (loss)	$8,532	$37,198	$426,811	$1,642,707
Net realized gain (loss)	(42,552)	259,135	(2,017,692)	10,438,307
Net change in unrealized appreciation (depreciation)	140,777	(518,854)	4,802,859	(21,434,868)
Net increase (decrease) in net assets resulting from operations	106,757	(222,521)	3,211,978	(9,353,854)

Dividends and/or distributions to shareholders:
Class R1	(104,111)	(18,203)	(11,169,654)	(3,076,518)
Class R3	(50,270)	(700)	(176,948)	(695)
Class R6	(149,801)	(27,781)	(104,598)	(31,408)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(304,182)	(46,684)	(11,451,200)	(3,108,621)

Capital share transactions:
Proceeds from shares sold:
Class R1	—	—	135,728	1,429,733
Class R3	186,215	319,350	436,143	690,931
Class R6	35,954	147,786	8,085	92,748
222,169	467,136	579,956	2,213,412
Dividends and/or distributions reinvested:
Class R1	104,111	18,203	11,169,654	3,076,518
Class R3	50,270	700	176,948	695
Class R6	149,801	27,781	104,598	31,408
304,182	46,684	11,451,200	3,108,621
Cost of shares redeemed:
Class R1	—	—	(2,893,747)	(11,013,770)
Class R3	(12,205)	(181,101)	(42,083)	(81,481)
Class R6	(27,457)	(66,791)	(13,712)	(180,540)
(39,662)	(247,892)	(2,949,542)	(11,275,791)
Net increase (decrease) in net assets resulting from capital share transactions	486,689	265,928	9,081,614	(5,953,758)
Contributions from affiliate, Transamerica Capital, Inc.:
Class R1	—	2,631	(A)	—	—
Class R3	—	51	(A)	—	47	(A)
—	2,682	—	47
Net increase (decrease) in net assets	289,264	(595)	842,392	(18,416,186)

Net assets:
Beginning of period/year	942,088	942,683	42,517,861	60,934,047
End of period/year	$1,231,352	$942,088	$43,360,253	$42,517,861

Capital share transactions - shares:
Shares issued:
Class R1	—	—	18,382	130,438
Class R3	20,617	25,968	58,127	69,115
Class R6	3,647	10,542	993	8,452
24,264	36,510	77,502	208,005
Shares reinvested:
Class R1	12,248	1,227	1,579,866	270,582
Class R3	6,035	47	25,206	61
Class R6	17,791	1,868	14,670	2,745
36,074	3,142	1,619,742	273,388
Shares redeemed:
Class R1	—	—	(365,724)	(1,065,138)
Class R3	(1,387)	(14,879)	(5,625)	(8,631)
Class R6	(3,268)	(5,245)	(1,917)	(17,177)
(4,655)	(20,124)	(373,266)	(1,090,946)
Net increase (decrease) in shares outstanding:
Class R1	12,248	1,227	1,232,524	(664,118)
Class R3	25,265	11,136	77,708	60,545
Class R6	18,170	7,165	13,746	(5,980)
55,683	19,528	1,323,978	(609,553)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.72		$12.39	$10.94	$10.67	$10.24	$10.66

Investment operations:
Net investment income (loss) (A)	0.07		0.34	0.10	0.13	0.16	0.15
Net realized and unrealized gain (loss)	0.53		(2.30)	1.67	0.48	0.81	(0.33)
Total investment operations	0.60		(1.96)	1.77	0.61	0.97	(0.18)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.24)	(0.10)	(0.16)	(0.17)	(0.14)
Net realized gains	(3.18)		(0.47)	(0.22)	(0.18)	(0.37)	(0.10)
Total dividends and/or distributions to shareholders	(3.42)		(0.71)	(0.32)	(0.34)	(0.54)	(0.24)

Net asset value, end of period/year	$6.90		$9.72	$12.39	$10.94	$10.67	$10.24
Total return	7.81	%(B)	(16.85)%	16.40%	5.89%	10.23%	(1.76)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,965		$25,522	$35,199	$33,907	$37,914	$41,573
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.28	%(D)	1.08%	1.26%	1.26%	1.26%	1.19%
Including waiver and/or reimbursement and recapture (E)	0.84	%(D)	0.88%	1.14%	1.14%	1.12%	1.12%
Net investment income (loss) to average net assets	2.02	%(D)	3.12%	0.80%	1.20%	1.53%	1.42%
Portfolio turnover rate	6	%(B)	101%	7%	12%	42%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.06%, 0.08% and 0.08%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$9.75		$12.38		$10.93	$10.68	$9.99

Investment operations:
Net investment income (loss) (B)	0.09		0.36		0.12	0.15	0.11
Net realized and unrealized gain (loss)	0.53		(2.29)		1.69	0.48	0.58
Total investment operations	0.62		(1.93)		1.81	0.63	0.69
Contributions from affiliate	—		0.04	(C)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.27)		(0.14)	(0.20)	—
Net realized gains	(3.18)		(0.47)		(0.22)	(0.18)	—
Total dividends and/or distributions to shareholders	(3.49)		(0.74)		(0.36)	(0.38)	—

Net asset value, end of period/year	$6.88		$9.75		$12.38	$10.93	$10.68
Total return	7.83	%(D)	(16.20	)%(C)	16.75%	6.08%	6.91	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11		$13	$11	$11
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.03	%(F)	0.83%		1.01%	1.01%	1.01	%(F)
Including waiver and/or reimbursement and recapture (G)	0.37	%(F)	0.63%		0.89%	0.89%	0.87	%(F)
Net investment income (loss) to average net assets	2.49	%(F)	3.31%		1.04%	1.43%	1.54	%(F)
Portfolio turnover rate	6	%(D)	101%		7%	12%	42%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.33%.
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)	Annualized.
(G)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.06% and 0.08% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.82		$12.51	$11.04	$10.77	$10.34	$10.77

Investment operations:
Net investment income (loss) (A)	0.11		0.40	0.18	0.19	0.23	0.22
Net realized and unrealized gain (loss)	0.51		(2.30)	1.69	0.50	0.82	(0.33)
Total investment operations	0.62		(1.90)	1.87	0.69	1.05	(0.11)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.32)	(0.18)	(0.24)	(0.25)	(0.22)
Net realized gains	(3.18)		(0.47)	(0.22)	(0.18)	(0.37)	(0.10)
Total dividends and/or distributions to shareholders	(3.49)		(0.79)	(0.40)	(0.42)	(0.62)	(0.32)

Net asset value, end of period/year	$6.95		$9.82	$12.51	$11.04	$10.77	$10.34
Total return	8.02	%(B)	(16.28)%	17.19%	6.55%	11.00%	(1.16)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$345		$533	$619	$599	$380	$421
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.43%	0.61%	0.61%	0.61%	0.54%
Including waiver and/or reimbursement and recapture (E)	0.19	%(D)	0.23%	0.49%	0.49%	0.47%	0.47%
Net investment income (loss) to average net assets	2.90	%(D)	3.71%	1.46%	1.75%	2.21%	2.06%
Portfolio turnover rate	6	%(B)	101%	7%	12%	42%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.06%, 0.08% and 0.08%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.36		$10.65	$9.05	$10.65	$10.38	$10.73

Investment operations:
Net investment income (loss) (A)	0.07		0.29	0.08	0.04	0.15	0.15
Net realized and unrealized gain (loss)	0.49		(2.00)	1.53	(1.16)	0.79	(0.31)
Total investment operations	0.56		(1.71)	1.61	(1.12)	0.94	(0.16)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.20)	(0.01)	(0.17)	(0.16)	(0.13)
Net realized gains	(1.49)		(0.38)	—	(0.31)	(0.51)	(0.06)
Total dividends and/or distributions to shareholders	(1.70)		(0.58)	(0.01)	(0.48)	(0.67)	(0.19)

Net asset value, end of period/year	$7.22		$8.36	$10.65	$9.05	$10.65	$10.38
Total return	7.68	%(B)	(17.00)%	17.75%	(11.16)%	9.99%	(1.55)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,811		$25,630	$37,150	$37,467	$51,652	$59,914
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.28	%(D)	1.07%	1.25%	1.25%	1.20%	1.15%
Including waiver and/or reimbursement and recapture (E)	0.85	%(D)	0.88%	1.15%	1.14%	1.12%	1.12%
Net investment income (loss) to average net assets	1.99	%(D)	3.10%	0.76%	0.44%	1.46%	1.38%
Portfolio turnover rate	5	%(B)	102%	11%	137%	50%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.05%, 0.06%, 0.08% and 0.08%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$8.38		$10.63		$9.04	$10.65	$9.97

Investment operations:
Net investment income (loss) (B)	0.08		0.31		0.10	0.06	0.10
Net realized and unrealized gain (loss)	0.50		(1.99)		1.53	(1.15)	0.58
Total investment operations	0.58		(1.68)		1.63	(1.09)	0.68
Contributions from affiliate	—		0.04	(C)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.23)		(0.04)	(0.21)	—
Net realized gains	(1.49)		(0.38)		—	(0.31)	—
Total dividends and/or distributions to shareholders	(1.76)		(0.61)		(0.04)	(0.52)	—

Net asset value, end of period/year	$7.20		$8.38		$10.63	$9.04	$10.65
Total return	7.87	%(D)	(16.29	)%(C)	18.02%	(10.91)%	6.82	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$9		$11	$10	$11
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.03	%(F)	0.82%		1.00%	0.99%	0.95	%(F)
Including waiver and/or reimbursement and recapture (G)	0.37	%(F)	0.60%		0.90%	0.89%	0.87	%(F)
Net investment income (loss) to average net assets	2.46	%(F)	3.34%		1.00%	0.64%	1.52	%(F)
Portfolio turnover rate	5	%(D)	102%		11%	137%	50%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.41%.
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)	Annualized.
(G)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.05%, 0.06% and 0.08% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.44		$10.76	$9.14	$10.76	$10.49	$10.85

Investment operations:
Net investment income (loss) (A)	0.10		0.35	0.14	0.09	0.22	0.22
Net realized and unrealized gain (loss)	0.50		(2.02)	1.55	(1.16)	0.80	(0.32)
Total investment operations	0.60		(1.67)	1.69	(1.07)	1.02	(0.10)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.27)	(0.07)	(0.24)	(0.24)	(0.20)
Net realized gains	(1.49)		(0.38)	—	(0.31)	(0.51)	(0.06)
Total dividends and/or distributions to shareholders	(1.76)		(0.65)	(0.07)	(0.55)	(0.75)	(0.26)

Net asset value, end of period/year	$7.28		$8.44	$10.76	$9.14	$10.76	$10.49
Total return	8.20	%(B)	(16.54)%	18.60%	(10.60)%	10.77%	(1.00)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$398		$461	$593	$495	$447	$669
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.42%	0.60%	0.60%	0.55%	0.50%
Including waiver and/or reimbursement and recapture (E)	0.20	%(D)	0.23%	0.50%	0.49%	0.47%	0.47%
Net investment income (loss) to average net assets	2.71	%(D)	3.71%	1.41%	0.95%	2.17%	2.01%
Portfolio turnover rate	5	%(B)	102%	11%	137%	50%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.05%, 0.06%, 0.08% and 0.08%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.69		$11.13	$9.55	$11.11	$10.70	$11.06

Investment operations:
Net investment income (loss) (A)	0.07		0.30	0.07	0.04	0.15	0.14
Net realized and unrealized gain (loss)	0.55		(2.17)	1.72	(1.30)	0.94	(0.32)
Total investment operations	0.62		(1.87)	1.79	(1.26)	1.09	(0.18)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.22)	(0.03)	(0.16)	(0.16)	(0.12)
Net realized gains	(1.64)		(0.35)	(0.18)	(0.14)	(0.52)	(0.06)
Total dividends and/or distributions to shareholders	(1.83)		(0.57)	(0.21)	(0.30)	(0.68)	(0.18)

Net asset value, end of period/year	$7.48		$8.69	$11.13	$9.55	$11.11	$10.70
Total return	8.22	%(B)	(17.73)%	18.93%	(11.77)%	11.23%	(1.65)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,689		$42,706	$58,821	$55,999	$74,011	$73,294
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	0.98%	1.18%	1.17%	1.17%	1.14%
Including waiver and/or reimbursement and recapture (E)	0.84	%(D)	0.87%	1.15%	1.14%	1.14%	1.13%
Net investment income (loss) to average net assets	1.96	%(D)	3.10%	0.69%	0.39%	1.43%	1.30%
Portfolio turnover rate	8	%(B)	106%	19%	161%	20%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.33%, 0.05%, 0.06%,0.06% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$8.68		$11.12		$9.54	$11.11	$10.40

Investment operations:
Net investment income (loss) (B)	0.07		0.19		0.10	0.06	0.11
Net realized and unrealized gain (loss)	0.56		(2.03)		1.72	(1.29)	0.60
Total investment operations	0.63		(1.84)		1.82	(1.23)	0.71
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.25)		(0.06)	(0.20)	—
Net realized gains	(1.64)		(0.35)		(0.18)	(0.14)	—
Total dividends and/or distributions to shareholders	(1.88)		(0.60)		(0.24)	(0.34)	—

Net asset value, end of period/year	$7.43		$8.68		$11.12	$9.54	$11.11
Total return	8.34	%(E)	(17.52	)%(D)	19.33%	(11.58)%	6.83	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$825		$327		$11	$9	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.73%		0.93%	0.92%	0.91	%(G)
Including waiver and/or reimbursement and recapture (H)	0.59	%(G)	0.61%		0.90%	0.89%	0.89	%(G)
Net investment income (loss) to average net assets	2.03	%(G)	2.12%		0.93%	0.60%	1.52	%(G)
Portfolio turnover rate	8	%(E)	106%		19%	161%	20%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.33%, 0.05%, 0.06% and 0.06% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$8.79		$11.25	$9.65	$11.23	$10.83	$11.19

Investment operations:
Net investment income (loss) (A)	0.11		0.38	0.15	0.08	0.22	0.22
Net realized and unrealized gain (loss)	0.54		(2.20)	1.73	(1.29)	0.94	(0.32)
Total investment operations	0.65		(1.82)	1.88	(1.21)	1.16	(0.10)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.29)	(0.10)	(0.23)	(0.24)	(0.20)
Net realized gains	(1.64)		(0.35)	(0.18)	(0.14)	(0.52)	(0.06)
Total dividends and/or distributions to shareholders	(1.89)		(0.64)	(0.28)	(0.37)	(0.76)	(0.26)

Net asset value, end of period/year	$7.55		$8.79	$11.25	$9.65	$11.23	$10.83
Total return	8.58	%(B)	(17.17)%	19.78%	(11.26)%	11.89%	(1.00)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$446		$655	$1,483	$1,588	$1,292	$1,370
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.43	%(D)	0.33%	0.53%	0.52%	0.52%	0.49%
Including waiver and/or reimbursement and recapture (E)	0.19	%(D)	0.22%	0.50%	0.49%	0.49%	0.48%
Net investment income (loss) to average net assets	2.82	%(D)	3.84%	1.37%	0.81%	2.10%	1.93%
Portfolio turnover rate	8	%(B)	106%	19%	161%	20%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.33%, 0.05%, 0.06%, 0.06% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.73		$13.85	$11.65	$11.36	$10.91	$11.27

Investment operations:
Net investment income (loss) (A)	0.06		0.39	0.08	0.13	0.15	0.15
Net realized and unrealized gain (loss)	0.63		(2.82)	2.47	0.49	0.98	(0.29)
Total investment operations	0.69		(2.43)	2.55	0.62	1.13	(0.14)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.30)	(0.11)	(0.16)	(0.16)	(0.13)
Net realized gains	(4.51)		(0.39)	(0.24)	(0.17)	(0.52)	(0.09)
Total dividends and/or distributions to shareholders	(4.72)		(0.69)	(0.35)	(0.33)	(0.68)	(0.22)

Net asset value, end of period/year	$6.70		$10.73	$13.85	$11.65	$11.36	$10.91
Total return	8.77	%(B)	(18.51)%	22.17%	5.48%	11.38%	(1.34)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,191		$45,872	$63,252	$54,145	$57,414	$57,571
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	0.96%	1.17%	1.19%	1.20%	1.16%
Including waiver and/or reimbursement and recapture (E)	0.84	%(D)	0.86%	1.16%	1.15%	1.15%	1.13%
Net investment income (loss) to average net assets	1.73	%(D)	3.21%	0.65%	1.12%	1.38%	1.28%
Portfolio turnover rate	10	%(B)	109%	9%	15%	16%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$10.73		$13.83		$11.64	$11.36	$10.63

Investment operations:
Net investment income (loss) (B)	0.07		0.27		0.12	0.15	0.11
Net realized and unrealized gain (loss)	0.61		(2.64)		2.45	0.50	0.62
Total investment operations	0.68		(2.37)		2.57	0.65	0.73
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.34)		(0.14)	(0.20)	—
Net realized gains	(4.51)		(0.39)		(0.24)	(0.17)	—
Total dividends and/or distributions to shareholders	(4.78)		(0.73)		(0.38)	(0.37)	—

Net asset value, end of period/year	$6.63		$10.73		$13.83	$11.64	$11.36
Total return	8.80	%(E)	(18.17	)%(D)	22.42%	5.74%	6.87	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,387		$563		$14	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.80	%(G)	0.71%		0.92%	0.94%	0.94	%(G)
Including waiver and/or reimbursement and recapture (H)	0.59	%(G)	0.59%		0.91%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.91	%(G)	2.53%		0.89%	1.36%	1.50	%(G)
Portfolio turnover rate	10	%(E)	109%		9%	15%	16%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.34%, 0.04%, 0.05% and 0.05% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$10.87		$14.02	$11.78	$11.49	$11.04	$11.40

Investment operations:
Net investment income (loss) (A)	0.09		0.37	0.17	0.19	0.22	0.22
Net realized and unrealized gain (loss)	0.62		(2.74)	2.49	0.50	0.99	(0.29)
Total investment operations	0.71		(2.37)	2.66	0.69	1.21	(0.07)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.39)	(0.18)	(0.23)	(0.24)	(0.20)
Net realized gains	(4.51)		(0.39)	(0.24)	(0.17)	(0.52)	(0.09)
Total dividends and/or distributions to shareholders	(4.79)		(0.78)	(0.42)	(0.40)	(0.76)	(0.29)

Net asset value, end of period/year	$6.79		$10.87	$14.02	$11.78	$11.49	$11.04
Total return	9.06	%(B)	(17.96)%	23.02%	6.09%	12.13%	(0.69)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,832		$2,763	$1,078	$754	$380	$383
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.39	%(D)	0.31%	0.52%	0.54%	0.55%	0.51%
Including waiver and/or reimbursement and recapture (E)	0.19	%(D)	0.21%	0.51%	0.50%	0.50%	0.48%
Net investment income (loss) to average net assets	2.42	%(D)	3.13%	1.29%	1.62%	2.02%	1.92%
Portfolio turnover rate	10	%(B)	109%	9%	15%	16%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.17		$14.65	$11.88	$11.51	$11.09	$11.47

Investment operations:
Net investment income (loss) (A)	0.06		0.42	0.08	0.13	0.14	0.15
Net realized and unrealized gain (loss)	0.65		(3.10)	3.01	0.48	1.03	(0.33)
Total investment operations	0.71		(2.68)	3.09	0.61	1.17	(0.18)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.35)	(0.11)	(0.15)	(0.17)	(0.13)
Net realized gains	(5.36)		(0.45)	(0.21)	(0.09)	(0.58)	(0.07)
Total dividends and/or distributions to shareholders	(5.55)		(0.80)	(0.32)	(0.24)	(0.75)	(0.20)

Net asset value, end of period/year	$6.33		$11.17	$14.65	$11.88	$11.51	$11.09
Total return	9.27	%(B)	(19.41)%	26.33%	5.31%	11.65%	(1.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,782		$49,803	$66,023	$55,525	$57,683	$57,851
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.03	%(D)	0.96%	1.17%	1.19%	1.20%	1.16%
Including waiver and/or reimbursement and recapture (E)	0.83	%(D)	0.86%	1.16%	1.15%	1.15%	1.13%
Net investment income (loss) to average net assets	1.60	%(D)	3.30%	0.57%	1.09%	1.32%	1.27%
Portfolio turnover rate	9	%(B)	108%	7%	13%	12%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.16		$14.63		$11.86	$11.50	$10.77

Investment operations:
Net investment income (loss) (B)	0.06		0.18		0.11	0.15	0.11
Net realized and unrealized gain (loss)	0.65		(2.81)		3.01	0.49	0.62
Total investment operations	0.71		(2.63)		3.12	0.64	0.73
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.39)		(0.14)	(0.19)	—
Net realized gains	(5.36)		(0.45)		(0.21)	(0.09)	—
Total dividends and/or distributions to shareholders	(5.61)		(0.84)		(0.35)	(0.28)	—

Net asset value, end of period/year	$6.26		$11.16		$14.63	$11.86	$11.50
Total return	9.49	%(E)	(19.15	)%(D)	26.69%	5.57%	6.78	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$755		$295		$14	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.78	%(G)	0.71%		0.92%	0.94%	0.94	%(G)
Including waiver and/or reimbursement and recapture (H)	0.58	%(G)	0.59%		0.91%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.90	%(G)	1.60%		0.82%	1.33%	1.47	%(G)
Portfolio turnover rate	9	%(E)	108%		7%	13%	12%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05% and 0.05% (annualized) for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.31		$14.83	$12.02	$11.63	$11.23	$11.59

Investment operations:
Net investment income (loss) (A)	0.10		0.47	0.17	0.19	0.22	0.22
Net realized and unrealized gain (loss)	0.65		(3.09)	3.04	0.52	1.01	(0.30)
Total investment operations	0.75		(2.62)	3.21	0.71	1.23	(0.08)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.45)	(0.19)	(0.23)	(0.25)	(0.21)
Net realized gains	(5.36)		(0.45)	(0.21)	(0.09)	(0.58)	(0.07)
Total dividends and/or distributions to shareholders	(5.63)		(0.90)	(0.40)	(0.32)	(0.83)	(0.28)

Net asset value, end of period/year	$6.43		$11.31	$14.83	$12.02	$11.63	$11.23
Total return	9.65	%(B)	(18.91)%	27.12%	6.10%	12.22%	(0.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$941		$1,218	$1,085	$869	$516	$459
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.31%	0.52%	0.54%	0.55%	0.51%
Including waiver and/or reimbursement and recapture (E)	0.18	%(D)	0.21%	0.51%	0.50%	0.50%	0.48%
Net investment income (loss) to average net assets	2.51	%(D)	3.74%	1.25%	1.67%	1.97%	1.87%
Portfolio turnover rate	9	%(B)	108%	7%	13%	12%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.33		$15.03	$12.00	$11.66	$11.26	$11.58

Investment operations:
Net investment income (loss) (A)	0.05		0.44	0.08	0.13	0.14	0.14
Net realized and unrealized gain (loss)	0.68		(3.26)	3.33	0.48	1.02	(0.27)
Total investment operations	0.73		(2.82)	3.41	0.61	1.16	(0.13)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.40)	(0.11)	(0.15)	(0.16)	(0.14)
Net realized gains	(5.76)		(0.48)	(0.27)	(0.12)	(0.60)	(0.05)
Total dividends and/or distributions to shareholders	(5.92)		(0.88)	(0.38)	(0.27)	(0.76)	(0.19)

Net asset value, end of period/year	$6.14		$11.33	$15.03	$12.00	$11.66	$11.26
Total return	9.83	%(B)	(19.99)%	28.88%	5.27%	11.54%	(1.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,590		$45,150	$58,588	$49,510	$51,798	$51,048
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	0.97%	1.18%	1.20%	1.22%	1.17%
Including waiver and/or reimbursement and recapture (E)	0.83	%(D)	0.86%	1.16%	1.15%	1.15%	1.13%
Net investment income (loss) to average net assets	1.38	%(D)	3.43%	0.57%	1.10%	1.29%	1.20%
Portfolio turnover rate	11	%(B)	111%	6%	12%	15%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.31		$15.00		$11.98	$11.65	$10.92

Investment operations:
Net investment income (loss) (B)	0.05		0.15		0.11	0.16	0.11
Net realized and unrealized gain (loss)	0.69		(2.92)		3.32	0.48	0.62
Total investment operations	0.74		(2.77)		3.43	0.64	0.73
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.44)		(0.14)	(0.19)	—
Net realized gains	(5.76)		(0.48)		(0.27)	(0.12)	—
Total dividends and/or distributions to shareholders	(5.99)		(0.92)		(0.41)	(0.31)	—

Net asset value, end of period/year	$6.06		$11.31		$15.00	$11.98	$11.65
Total return	10.02	%(E)	(19.76	)%(D)	29.17%	5.52%	6.68	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,238		$461		$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.80	%(G)	0.72%		0.93%	0.95%	0.96	%(G)
Including waiver and/or reimbursement and recapture (H)	0.58	%(G)	0.59%		0.91%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.58	%(G)	1.31%		0.81%	1.34%	1.47	%(G)
Portfolio turnover rate	11	%(E)	111%		6%	12%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05% and 0.05% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.52		$15.28	$12.19	$11.84	$11.43	$11.76

Investment operations:
Net investment income (loss) (A)	0.09		0.52	0.19	0.20	0.22	0.22
Net realized and unrealized gain (loss)	0.69		(3.30)	3.36	0.50	1.03	(0.29)
Total investment operations	0.78		(2.78)	3.55	0.70	1.25	(0.07)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.50)	(0.19)	(0.23)	(0.24)	(0.21)
Net realized gains	(5.76)		(0.48)	(0.27)	(0.12)	(0.60)	(0.05)
Total dividends and/or distributions to shareholders	(6.00)		(0.98)	(0.46)	(0.35)	(0.84)	(0.26)

Net asset value, end of period/year	$6.30		$11.52	$15.28	$12.19	$11.84	$11.43
Total return	10.23	%(B)	(19.54)%	29.69%	5.93%	12.36%	(0.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$550		$718	$834	$1,065	$780	$815
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.32%	0.53%	0.55%	0.57%	0.52%
Including waiver and/or reimbursement and recapture (E)	0.18	%(D)	0.21%	0.51%	0.50%	0.50%	0.48%
Net investment income (loss) to average net assets	2.35	%(D)	4.00%	1.34%	1.69%	1.94%	1.84%
Portfolio turnover rate	11	%(B)	111%	6%	12%	15%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.34%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.83		$15.76	$12.27	$11.94	$11.45	$11.76

Investment operations:
Net investment income (loss) (A)	0.04		0.48	0.08	0.13	0.14	0.13
Net realized and unrealized gain (loss)	0.72		(3.55)	3.84	0.49	1.09	(0.24)
Total investment operations	0.76		(3.07)	3.92	0.62	1.23	(0.11)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.45)	(0.11)	(0.15)	(0.16)	(0.13)
Net realized gains	(6.83)		(0.41)	(0.32)	(0.14)	(0.58)	(0.07)
Total dividends and/or distributions to shareholders	(6.98)		(0.86)	(0.43)	(0.29)	(0.74)	(0.20)

Net asset value, end of period/year	$5.61		$11.83	$15.76	$12.27	$11.94	$11.45
Total return	10.35	%(B)	(20.63)%	32.47%	5.15%	11.97%	(0.97)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,784		$29,168	$39,667	$31,883	$34,278	$34,139
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.20	%(D)	1.05%	1.25%	1.28%	1.29%	1.22%
Including waiver and/or reimbursement and recapture (E)	0.82	%(D)	0.85%	1.16%	1.15%	1.15%	1.14%
Net investment income (loss) to average net assets	1.29	%(D)	3.55%	0.57%	1.09%	1.26%	1.12%
Portfolio turnover rate	11	%(B)	116%	5%	9%	15%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.35%, 0.04%, 0.05%, 0.05% and 0.06%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.80		$15.72		$12.24	$11.93	$11.18

Investment operations:
Net investment income (loss) (B)	0.04		0.17		0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.73		(3.19)		3.83	0.48	0.64
Total investment operations	0.77		(3.02)		3.95	0.64	0.75
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.49)		(0.15)	(0.19)	—
Net realized gains	(6.83)		(0.41)		(0.32)	(0.14)	—
Total dividends and/or distributions to shareholders	(7.04)		(0.90)		(0.47)	(0.33)	—

Net asset value, end of period/year	$5.53		$11.80		$15.72	$12.24	$11.93
Total return	10.51	%(E)	(20.41	)%(D)	32.82%	5.34%	6.71	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$881		$269		$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.95	%(G)	0.80%		0.99%	1.03%	1.03	%(G)
Including waiver and/or reimbursement and recapture (H)	0.57	%(G)	0.59%		0.91%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.32	%(G)	1.38%		0.81%	1.33%	1.48	%(G)
Portfolio turnover rate	11	%(E)	116%		5%	9%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.35%, 0.04%, 0.05% and 0.05% (annualized) for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.99		$15.96	$12.41	$12.08	$11.59	$11.90

Investment operations:
Net investment income (loss) (A)	0.07		0.54	0.18	0.21	0.22	0.21
Net realized and unrealized gain (loss)	0.73		(3.55)	3.89	0.49	1.09	(0.25)
Total investment operations	0.80		(3.01)	4.07	0.70	1.31	(0.04)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.55)	(0.20)	(0.23)	(0.24)	(0.20)
Net realized gains	(6.83)		(0.41)	(0.32)	(0.14)	(0.58)	(0.07)
Total dividends and/or distributions to shareholders	(7.07)		(0.96)	(0.52)	(0.37)	(0.82)	(0.27)

Net asset value, end of period/year	$5.72		$11.99	$15.96	$12.41	$12.08	$11.59
Total return	10.69	%(B)	(20.10)%	33.39%	5.76%	12.70%	(0.35)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$631		$681	$734	$537	$417	$505
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.40%	0.60%	0.63%	0.64%	0.57%
Including waiver and/or reimbursement and recapture (E)	0.17	%(D)	0.20%	0.51%	0.50%	0.50%	0.49%
Net investment income (loss) to average net assets	2.06	%(D)	3.99%	1.23%	1.71%	1.90%	1.70%
Portfolio turnover rate	11	%(B)	116%	5%	9%	15%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.35%, 0.04%, 0.05%, 0.05% and 0.06%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.40		$16.54	$12.45	$12.10	$11.52	$11.79

Investment operations:
Net investment income (loss) (A)	0.04		0.51	0.09	0.13	0.15	0.13
Net realized and unrealized gain (loss)	0.74		(3.77)	4.24	0.46	1.09	(0.24)
Total investment operations	0.78		(3.26)	4.33	0.59	1.24	(0.11)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.49)	(0.11)	(0.15)	(0.16)	(0.12)
Net realized gains	(7.42)		(0.39)	(0.13)	(0.09)	(0.50)	(0.04)
Total dividends and/or distributions to shareholders	(7.57)		(0.88)	(0.24)	(0.24)	(0.66)	(0.16)

Net asset value, end of period/year	$5.61		$12.40	$16.54	$12.45	$12.10	$11.52
Total return	10.50	%(B)	(20.88)%	35.17%	4.87%	11.87%	(1.04)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,887		$25,318	$33,724	$26,659	$26,865	$26,279
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.26	%(D)	1.08%	1.28%	1.32%	1.36%	1.26%
Including waiver and/or reimbursement and recapture (E)	0.82	%(D)	0.84%	1.16%	1.16%	1.15%	1.14%
Net investment income (loss) to average net assets	1.21	%(D)	3.60%	0.56%	1.09%	1.29%	1.09%
Portfolio turnover rate	11	%(B)	120%	4%	6%	13%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.36%, 0.04%, 0.04%, 0.05% and 0.06%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$12.37		$16.50		$12.42	$12.08	$11.33

Investment operations:
Net investment income (loss) (B)	0.04		0.17		0.12	0.16	0.12
Net realized and unrealized gain (loss)	0.74		(3.38)		4.24	0.46	0.63
Total investment operations	0.78		(3.21)		4.36	0.62	0.75
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.53)		(0.15)	(0.19)	—
Net realized gains	(7.42)		(0.39)		(0.13)	(0.09)	—
Total dividends and/or distributions to shareholders	(7.64)		(0.92)		(0.28)	(0.28)	—

Net asset value, end of period/year	$5.51		$12.37		$16.50	$12.42	$12.08
Total return	10.65	%(E)	(20.67	)%(D)	35.51%	5.14%	6.62	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$697		$361		$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.01	%(G)	0.83%		1.03%	1.07%	1.10	%(G)
Including waiver and/or reimbursement and recapture (H)	0.57	%(G)	0.57%		0.91%	0.91%	0.90	%(G)
Net investment income (loss) to average net assets	1.24	%(G)	1.32%		0.80%	1.34%	1.50	%(G)
Portfolio turnover rate	11	%(E)	120%		4%	6%	13%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.36%, 0.04%, 0.04% and 0.05% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$12.58		$16.76	$12.61	$12.24	$11.66	$11.92

Investment operations:
Net investment income (loss) (A)	0.07		0.62	0.18	0.21	0.23	0.21
Net realized and unrealized gain (loss)	0.75		(3.82)	4.30	0.48	1.10	(0.24)
Total investment operations	0.82		(3.20)	4.48	0.69	1.33	(0.03)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.59)	(0.20)	(0.23)	(0.25)	(0.19)
Net realized gains	(7.42)		(0.39)	(0.13)	(0.09)	(0.50)	(0.04)
Total dividends and/or distributions to shareholders	(7.66)		(0.98)	(0.33)	(0.32)	(0.75)	(0.23)

Net asset value, end of period/year	$5.74		$12.58	$16.76	$12.61	$12.24	$11.66
Total return	10.83	%(B)	(20.34)%	35.97%	5.63%	12.62%	(0.34)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$513		$605	$853	$674	$424	$699
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.43%	0.63%	0.67%	0.71%	0.62%
Including waiver and/or reimbursement and recapture (E)	0.17	%(D)	0.19%	0.51%	0.51%	0.50%	0.49%
Net investment income (loss) to average net assets	2.12	%(D)	4.29%	1.20%	1.69%	1.98%	1.75%
Portfolio turnover rate	11	%(B)	120%	4%	6%	13%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.36%, 0.04%, 0.04%, 0.05% and 0.06%, for the period ended April 30, 2023, and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2055
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.70		$15.31		$11.52	$11.24	$10.44	$10.61

Investment operations:
Net investment income (loss) (A)	0.07		0.54		0.08	0.13	0.13	0.12
Net realized and unrealized gain (loss)	0.93		(3.57)		3.99	0.43	1.07	(0.21)
Total investment operations	1.00		(3.03)		4.07	0.56	1.20	(0.09)
Contributions from affiliate	—		0.09	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.46)		(0.11)	(0.14)	(0.14)	(0.07)
Net realized gains	(3.80)		(0.21)		(0.17)	(0.14)	(0.26)	(0.01)
Total dividends and/or distributions to shareholders	(4.00)		(0.67)		(0.28)	(0.28)	(0.40)	(0.08)

Net asset value, end of period/year	$8.70		$11.70		$15.31	$11.52	$11.24	$10.44
Total return	10.92	%(C)	(20.16	)%(B)	35.71%	4.89%	12.22%	(0.96)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$372		$335		$420	$309	$295	$262
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.72	%(E)	8.81%		9.17%	11.19%	14.43%	11.72%
Including waiver and/or reimbursement and recapture (F)	0.42	%(E)	0.26%		1.17%	1.15%	1.15%	1.13%
Net investment income (loss) to average net assets	1.54	%(E)	4.15%		0.58%	1.14%	1.25%	1.10%
Portfolio turnover rate	21	%(C)	147%		6%	12%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.63%.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05%,0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.49		$15.28		$11.49	$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.06		0.18		0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.92		(3.26)		3.98	0.42	0.60
Total investment operations	0.98		(3.08)		4.10	0.58	0.71
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.50)		(0.14)	(0.17)	—
Net realized gains	(3.80)		(0.21)		(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(3.99)		(0.71)		(0.31)	(0.31)	—

Net asset value, end of period/year	$8.48		$11.49		$15.28	$11.49	$11.22
Total return	10.92	%(E)	(21.24	)%(D)	36.09%	5.12%	6.76	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$398		$219		$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	8.47	%(G)	8.56%		8.92%	10.94%	14.18	%(G)
Including waiver and/or reimbursement and recapture (H)	0.56	%(G)	0.55%		0.92%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.31	%(G)	1.52%		0.84%	1.39%	1.49	%(G)
Portfolio turnover rate	21	%(E)	147%		6%	12%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05% and 0.05% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2055
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.61		$15.41	$11.58	$11.29	$10.50	$10.64

Investment operations:
Net investment income (loss) (A)	0.09		0.57	0.18	0.20	0.20	0.19
Net realized and unrealized gain (loss)	0.92		(3.61)	4.00	0.44	1.06	(0.22)
Total investment operations	1.01		(3.04)	4.18	0.64	1.26	(0.03)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.55)	(0.18)	(0.21)	(0.21)	(0.10)
Net realized gains	(3.80)		(0.21)	(0.17)	(0.14)	(0.26)	(0.01)
Total dividends and/or distributions to shareholders	(4.00)		(0.76)	(0.35)	(0.35)	(0.47)	(0.11)

Net asset value, end of period/year	$8.62		$11.61	$15.41	$11.58	$11.29	$10.50
Total return	11.11	%(B)	(20.82)%	36.63%	5.60%	12.89%	(0.37)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$424		$406	$570	$382	$323	$270
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	8.07	%(D)	8.16%	8.52%	10.54%	13.78%	11.07%
Including waiver and/or reimbursement and recapture (E)	0.16	%(D)	0.18%	0.52%	0.50%	0.50%	0.48%
Net investment income (loss) to average net assets	1.89	%(D)	4.31%	1.23%	1.78%	1.89%	1.75%
Portfolio turnover rate	21	%(B)	147%	6%	12%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2060
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.71		$15.30		$11.51	$11.24	$10.44	$10.61

Investment operations:
Net investment income (loss) (A)	0.08		0.53		0.08	0.13	0.13	0.12
Net realized and unrealized gain (loss)	0.94		(3.55)		3.99	0.42	1.07	(0.21)
Total investment operations	1.02		(3.02)		4.07	0.55	1.20	(0.09)
Contributions from affiliate	—		0.09	(B)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.43)		(0.11)	(0.14)	(0.14)	(0.07)
Net realized gains	(3.42)		(0.23)		(0.17)	(0.14)	(0.26)	(0.01)
Total dividends and/or distributions to shareholders	(3.63)		(0.66)		(0.28)	(0.28)	(0.40)	(0.08)

Net asset value, end of period/year	$9.10		$11.71		$15.30	$11.51	$11.24	$10.44
Total return	10.92	%(C)	(20.04	)%(B)	35.75%	4.87%	12.25%	(0.96)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$372		$336		$420	$309	$295	$263
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	9.08	%(E)	8.75%		9.68%	11.56%	14.59%	11.74%
Including waiver and/or reimbursement and recapture (F)	0.43	%(E)	0.26%		1.16%	1.15%	1.15%	1.13%
Net investment income (loss) to average net assets	1.58	%(E)	4.04%		0.60%	1.15%	1.24%	1.10%
Portfolio turnover rate	15	%(C)	122%		8%	10%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.60%.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.53		$15.28		$11.49	$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.05		0.27		0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.95		(3.32)		3.98	0.42	0.60
Total investment operations	1.00		(3.05)		4.10	0.58	0.71
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.47)		(0.14)	(0.17)	—
Net realized gains	(3.42)		(0.23)		(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(3.62)		(0.70)		(0.31)	(0.31)	—

Net asset value, end of period/year	$8.91		$11.53		$15.28	$11.49	$11.22
Total return	10.84	%(E)	(20.97	)%(D)	36.10%	5.19%	6.76	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$333		$140		$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	8.83	%(G)	8.50%		9.43%	11.31%	14.33	%(G)
Including waiver and/or reimbursement and recapture (H)	0.57	%(G)	0.54%		0.91%	0.90%	0.90	%(G)
Net investment income (loss) to average net assets	1.21	%(G)	2.25%		0.85%	1.40%	1.49	%(G)
Portfolio turnover rate	15	%(E)	122%		8%	10%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05% and 0.05% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2060
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$11.63		$15.40	$11.57	$11.29	$10.50	$10.64

Investment operations:
Net investment income (loss) (A)	0.09		0.52	0.18	0.20	0.20	0.19
Net realized and unrealized gain (loss)	0.93		(3.53)	4.00	0.43	1.06	(0.22)
Total investment operations	1.02		(3.01)	4.18	0.63	1.26	(0.03)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.53)	(0.18)	(0.21)	(0.21)	(0.10)
Net realized gains	(3.42)		(0.23)	(0.17)	(0.14)	(0.26)	(0.01)
Total dividends and/or distributions to shareholders	(3.63)		(0.76)	(0.35)	(0.35)	(0.47)	(0.11)

Net asset value, end of period/year	$9.02		$11.63	$15.40	$11.57	$11.29	$10.50
Total return	11.01	%(B)	(20.63)%	36.67%	5.57%	12.92%	(0.37)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$526		$466	$508	$347	$310	$265
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	8.43	%(D)	8.10%	9.03%	10.91%	13.94%	11.09%
Including waiver and/or reimbursement and recapture (E)	0.17	%(D)	0.18%	0.51%	0.50%	0.50%	0.48%
Net investment income (loss) to average net assets	1.88	%(D)	3.97%	1.25%	1.80%	1.89%	1.75%
Portfolio turnover rate	15	%(B)	122%	8%	10%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.37%, 0.04%, 0.05%, 0.05% and 0.07%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R1
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.39		$11.86	$10.86	$10.50	$10.23	$10.63

Investment operations:
Net investment income (loss) (A)	0.08		0.33	0.09	0.14	0.16	0.16
Net realized and unrealized gain (loss)	0.52		(2.19)	1.18	0.46	0.85	(0.35)
Total investment operations	0.60		(1.86)	1.27	0.60	1.01	(0.19)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.23)	(0.10)	(0.18)	(0.18)	(0.16)
Net realized gains	(2.35)		(0.38)	(0.17)	(0.06)	(0.56)	(0.05)
Total dividends and/or distributions to shareholders	(2.58)		(0.61)	(0.27)	(0.24)	(0.74)	(0.21)

Net asset value, end of period/year	$7.41		$9.39	$11.86	$10.86	$10.50	$10.23
Total return	7.71	%(B)	(16.54)%	11.91%	5.81%	10.76%	(1.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,939		$41,568	$60,380	$58,473	$64,925	$72,493
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.00%	1.19%	1.18%	1.18%	1.13%
Including waiver and/or reimbursement and recapture (E)	0.85	%(D)	0.88%	1.14%	1.13%	1.12%	1.11%
Net investment income (loss) to average net assets	2.01	%(D)	3.16%	0.80%	1.31%	1.61%	1.54%
Portfolio turnover rate	6	%(B)	101%	5%	11%	19%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.07%, 0.08% and 0.09%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R3
	April 30, 2023 (unaudited)		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$9.38		$11.86		$10.87	$10.52	$9.83

Investment operations:
Net investment income (loss) (B)	0.08		0.24		0.12	0.16	0.10
Net realized and unrealized gain (loss)	0.54		(2.08)		1.17	0.47	0.59
Total investment operations	0.62		(1.84)		1.29	0.63	0.69
Contributions from affiliate	—		0.00	(C)(D)	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.26)		(0.13)	(0.22)	—
Net realized gains	(2.35)		(0.38)		(0.17)	(0.06)	—
Total dividends and/or distributions to shareholders	(2.64)		(0.64)		(0.30)	(0.28)	—

Net asset value, end of period/year	$7.36		$9.38		$11.86	$10.87	$10.52
Total return	7.94	%(E)	(16.40	)%(D)	12.10%	6.09%	7.02	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,025		$578		$13	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.86	%(G)	0.75%		0.94%	0.93%	0.93	%(G)
Including waiver and/or reimbursement and recapture (H)	0.60	%(G)	0.62%		0.89%	0.88%	0.87	%(G)
Net investment income (loss) to average net assets	2.21	%(G)	2.56%		1.05%	1.53%	1.50	%(G)
Portfolio turnover rate	6	%(E)	101%		5%	11%	19%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.07% and 0.08% (annualized), for the period ended April 30, 2023, the years ended October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R6
	April 30, 2023 (unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period/year	$9.50		$11.99	$10.98	$10.62	$10.35	$10.75

Investment operations:
Net investment income (loss) (A)	0.10		0.40	0.17	0.20	0.23	0.23
Net realized and unrealized gain (loss)	0.53		(2.20)	1.19	0.47	0.86	(0.35)
Total investment operations	0.63		(1.80)	1.36	0.67	1.09	(0.12)
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.31)	(0.18)	(0.25)	(0.26)	(0.23)
Net realized gains	(2.35)		(0.38)	(0.17)	(0.06)	(0.56)	(0.05)
Total dividends and/or distributions to shareholders	(2.65)		(0.69)	(0.35)	(0.31)	(0.82)	(0.28)

Net asset value, end of period/year	$7.48		$9.50	$11.99	$10.98	$10.62	$10.35
Total return	8.00	%(B)	(15.96)%	12.58%	6.47%	11.53%	(1.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$396		$372	$541	$698	$510	$425
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.46	%(D)	0.35%	0.54%	0.53%	0.53%	0.48%
Including waiver and/or reimbursement and recapture (E)	0.20	%(D)	0.23%	0.49%	0.48%	0.47%	0.46%
Net investment income (loss) to average net assets	2.66	%(D)	3.77%	1.49%	1.89%	2.22%	2.15%
Portfolio turnover rate	6	%(B)	101%	5%	11%	19%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.32%, 0.06%, 0.07%, 0.08% and 0.09%, for the period ended April 30, 2023 and the years ended October 31, 2022, October 31, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS

At April 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica ClearTrack® 2015 (“ClearTrack® 2015”)	R1,R3,R6
Transamerica ClearTrack® 2020 (“ClearTrack® 2020”)	R1,R3,R6
Transamerica ClearTrack® 2025 (“ClearTrack® 2025”)	R1,R3,R6
Transamerica ClearTrack® 2030 (“ClearTrack® 2030”)	R1,R3,R6
Transamerica ClearTrack® 2035 (“ClearTrack® 2035”)	R1,R3,R6
Transamerica ClearTrack® 2040 (“ClearTrack® 2040”)	R1,R3,R6
Transamerica ClearTrack® 2045 (“ClearTrack® 2045”)	R1,R3,R6
Transamerica ClearTrack® 2050 (“ClearTrack® 2050”)	R1,R3,R6
Transamerica ClearTrack® 2055 (“ClearTrack® 2055”)	R1,R3,R6
Transamerica ClearTrack® 2060 (“ClearTrack® 2060”)	R1,R3,R6
Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”)	R1,R3,R6

Each Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Funds from time

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

1. ORGANIZATION (continued)

to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. The Funds pay certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Funds are shown as a part of Other expenses within the Statements of Operations and (ii) the expenses payable to State Street for sub-administration services from the Funds are shown as part of Other accrued expenses within the Statements of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

Effective September 8, 2022, TAM has been designated as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds’ Board of Trustees. The net asset value of each Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Funds’ investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2023, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2023, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2023.

Repurchase agreements at April 30, 2023, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each applicable Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$122,917	$—	$—	$—	$122,917
Total Borrowings	$122,917	$—	$—	$—	$122,917

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$2,511,506	$—	$—	$—	$2,511,506
Total Borrowings	$2,511,506	$—	$—	$—	$2,511,506

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$3,281,111	$—	$—	$—	$3,281,111
Total Borrowings	$3,281,111	$—	$—	$—	$3,281,111

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$2,738,205	$—	$—	$—	$2,738,205
Total Borrowings	$2,738,205	$—	$—	$—	$2,738,205

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$2,486,700	$—	$—	$—	$2,486,700
Total Borrowings	$2,486,700	$—	$—	$—	$2,486,700

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$1,926,768	$—	$—	$—	$1,926,768
Total Borrowings	$1,926,768	$—	$—	$—	$1,926,768

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$817,695	$—	$—	$—	$817,695
Total Borrowings	$817,695	$—	$—	$—	$817,695

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$20,250	$—	$—	$—	$20,250
Total Borrowings	$20,250	$—	$—	$—	$20,250

ClearTrack® 2055
Securities Lending Transactions
Exchange-Traded Funds	$24,503	$—	$—	$—	$24,503
Total Borrowings	$24,503	$—	$—	$—	$24,503

ClearTrack® 2060
Securities Lending Transactions
Exchange-Traded Funds	$51,308	$—	$—	$—	$51,308
Total Borrowings	$51,308	$—	$—	$—	$51,308

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$577,125	$—	$—	$—	$577,125
Total Borrowings	$577,125	$—	$—	$—	$577,125

5. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of a Fund’s securities and assets fall, the value of your investment in a Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

5. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Underlying exchange-traded funds risk: To the extent a Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a Fund invests more of its assets in one underlying ETF than in another, a Fund will have greater exposure to the risks of that underlying ETF. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Underlying funds risk: Because a Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that a Fund invests more of its assets in one underlying fund than in another, a Fund will have greater exposure to the risks of that underlying fund. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of a Fund’s prospectus identifies certain risks of each underlying fund.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying ETFs and Funds have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs and Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in the Underlying ETFs and Funds, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses,

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended April 30, 2023, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
ClearTrack® 2015
Class R1	$27,848	$55,313	$78,801	$55,347	$217,309
Class R3	—	—	—	11	11
Class R6	583	946	1,512	882	3,923
ClearTrack® 2020
Class R1	43,113	58,224	79,622	55,393	236,352
Class R3	—	—	—	10	10
Class R6	558	879	1,393	861	3,691
ClearTrack® 2025
Class R1	39,385	48,705	86,864	51,131	226,085
Class R3	—	—	—	683	683
Class R6	179	1,224	2,313	604	4,320
ClearTrack® 2030
Class R1	23,482	34,878	92,704	47,162	198,226
Class R3	—	—	—	982	982
Class R6	—	—	3,043	2,769	5,812
ClearTrack® 2035
Class R1	22,268	34,833	94,639	50,629	202,369
Class R3	—	—	—	551	551
Class R6	—	396	1,868	1,008	3,272
ClearTrack® 2040
Class R1	23,170	39,606	91,982	51,487	206,245
Class R3	—	—	—	1,136	1,136
Class R6	580	618	1,374	654	3,226
ClearTrack® 2045
Class R1	25,814	48,744	89,230	56,779	220,567
Class R3	—	—	73	1,197	1,270
Class R6	469	845	1,873	1,202	4,389

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2020 (A)	2021	2022	2023	Total
ClearTrack® 2050
Class R1	$24,573	$51,904	$89,942	$57,397	$223,816
Class R3	—	—	144	1,261	1,405
Class R6	713	1,336	2,354	1,164	5,567
ClearTrack® 2055
Class R1	16,238	36,199	33,396	13,545	99,378
Class R3	—	—	9,058	12,546	21,604
Class R6	19,914	47,386	45,893	16,141	129,334
ClearTrack® 2060
Class R1	17,085	38,584	33,310	14,197	103,176
Class R3	—	1,358	7,281	7,883	16,522
Class R6	18,977	44,822	46,654	20,241	130,694
ClearTrack® Retirement Income
Class R1	21,523	48,684	91,287	54,151	215,645
Class R3	—	—	—	1,010	1,010
Class R6	299	454	868	499	2,120

(A)	For the six-month period of May 1, 2020 through October 31, 2020.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.

On three occasions during the year ended October 31, 2022, TCI, the Funds’ distributor/principal underwriter, returned to Class R1 and/ or Class R3 of applicable Funds certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within each applicable Fund’s Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended April 30, 2023, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$975	$152
ClearTrack® 2020	975	151
ClearTrack® 2025	1,655	258
ClearTrack® 2030	1,854	295
ClearTrack® 2035	1,972	312
ClearTrack® 2040	1,802	289

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2045	$1,158	$185
ClearTrack® 2050	1,011	161
ClearTrack® 2055	40	7
ClearTrack® 2060	39	7
ClearTrack® Retirement Income	1,589	249

Deferred compensation plan: Effective September 23, 2021, the Board approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2023, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$1,482,753	$3,226,872
ClearTrack® 2020	1,428,773	3,703,004
ClearTrack® 2025	3,538,749	5,760,206
ClearTrack® 2030	4,938,947	6,994,118
ClearTrack® 2035	4,568,686	6,177,824
ClearTrack® 2040	5,534,426	6,107,475
ClearTrack® 2045	3,607,951	4,551,569
ClearTrack® 2050	2,897,465	3,826,974
ClearTrack® 2055	343,315	230,822
ClearTrack® 2060	324,076	159,357
ClearTrack® Retirement Income	2,445,675	4,856,225

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of April 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$30,077,535	$60,141	$(3,674,642)	$(3,614,501)
ClearTrack® 2020	32,702,286	61,055	(4,085,327)	(4,024,272)
ClearTrack® 2025	55,075,830	110,893	(6,928,456)	(6,817,563)
ClearTrack® 2030	60,886,180	155,922	(6,981,892)	(6,825,970)
ClearTrack® 2035	65,152,852	194,338	(8,511,022)	(8,316,684)
ClearTrack® 2040	60,083,154	212,332	(7,984,936)	(7,772,604)
ClearTrack® 2045	38,278,829	138,917	(5,299,756)	(5,160,839)
ClearTrack® 2050	32,684,711	130,270	(4,691,642)	(4,561,372)
ClearTrack® 2055	1,255,875	11,251	(59,706)	(48,455)
ClearTrack® 2060	1,352,482	5,841	(90,557)	(84,716)
ClearTrack® Retirement Income	49,852,214	100,187	(6,000,127)	(5,899,940)

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2023

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2023

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2874962 4/23

© 2023 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not Applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 3, 2023

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	July 3, 2023

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer